UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

1 Iron Street, Boston, MA 02210

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2016

Date of reporting period: April 30, 2016

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.96%

EXCHANGE-TRADED FUNDS — 99.96%
iShares MSCI EAFE ETF[a]	40,858	$2,387,333

		2,387,333

TOTAL INVESTMENT COMPANIES
(Cost: $2,358,342)		2,387,333

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	817	817

		817

TOTAL SHORT-TERM INVESTMENTS
(Cost: $817)		817

TOTAL INVESTMENTS IN SECURITIES — 100.00%
(Cost: $2,359,159)		2,388,150
Other Assets, Less Liabilities — 0.00%		80

NET ASSETS — 100.00%		$2,388,230

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
GBP	1,000	USD	1,439	05/09/2016	BNP	$ 22
HKD	579,000	USD	74,644	05/09/2016	BNP	3
ILS	1,000	USD	267	05/09/2016	BNP	1
JPY	30,040,000	USD	280,777	05/09/2016	BNP	1,571
NOK	86,000	USD	10,496	05/09/2016	BNP	185
SEK	145,000	USD	17,904	05/09/2016	BNP	156
SGD	9,000	USD	6,680	05/09/2016	BNP	12
USD	167,325	CHF	160,000	05/09/2016	BNP	495
USD	74,659	HKD	579,000	05/09/2016	BNP	12
AUD	2,000	USD	1,517	06/03/2016	BNP	1
EUR	4,000	USD	4,583	06/03/2016	BNP	1
GBP	5,000	USD	7,305	06/03/2016	BNP	2
HKD	133,000	USD	17,147	06/03/2016	BNP	4
JPY	1,728,000	USD	16,204	06/03/2016	BNP	47
USD	86,887	AUD	114,000	06/03/2016	BNP	317
USD	162,959	CHF	156,000	06/03/2016	BNP	132

1

Schedule of Investments (Unaudited) (Continued)

iSHARES® ADAPTIVE CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	35,732	DKK	232,000	06/03/2016	BNP	$ 6
USD	554,841	EUR	484,000	06/03/2016	BNP	142
USD	360,388	GBP	246,000	06/03/2016	BNP	919
USD	7,772	ILS	29,000	06/03/2016	BNP	7
USD	2,094	NZD	3,000	06/03/2016	BNP	3
USD	17,969	SEK	144,000	06/03/2016	BNP	18
USD	8,176	SGD	11,000	06/03/2016	BNP	4

						4,060

AUD	109,000	USD	83,163	05/09/2016	BNP	(305)
CHF	160,000	USD	166,970	05/09/2016	BNP	(140)
DKK	232,000	USD	35,708	05/09/2016	BNP	(8)
EUR	484,000	USD	554,445	05/09/2016	BNP	(145)
GBP	239,000	USD	350,115	05/09/2016	BNP	(895)
ILS	14,000	USD	3,751	05/09/2016	BNP	(4)
NZD	3,000	USD	2,097	05/09/2016	BNP	(3)
SEK	142,000	USD	17,704	05/09/2016	BNP	(18)
SGD	11,000	USD	8,183	05/09/2016	BNP	(5)
USD	83,711	AUD	109,000	05/09/2016	BNP	854
USD	35,520	DKK	232,000	05/09/2016	BNP	(180)
USD	552,111	EUR	484,000	05/09/2016	BNP	(2,188)
USD	344,982	GBP	240,000	05/09/2016	BNP	(5,699)
USD	3,992	ILS	15,000	05/09/2016	BNP	(23)
USD	267,542	JPY	30,040,000	05/09/2016	BNP	(14,806)
USD	10,396	NOK	86,000	05/09/2016	BNP	(285)
USD	2,079	NZD	3,000	05/09/2016	BNP	(15)
USD	35,446	SEK	287,000	05/09/2016	BNP	(300)
USD	14,845	SGD	20,000	05/09/2016	BNP	(24)
CHF	103,000	USD	107,589	06/03/2016	BNP	(81)
DKK	155,000	USD	23,871	06/03/2016	BNP	(3)
EUR	318,000	USD	364,521	06/03/2016	BNP	(71)
HKD	10,000	USD	1,290	06/03/2016	BNP	—
ILS	1,000	USD	268	06/03/2016	BNP	—
SEK	3,000	USD	374	06/03/2016	BNP	—
USD	74,656	HKD	579,000	06/03/2016	BNP	(9)
USD	290,619	JPY	31,076,000	06/03/2016	BNP	(1,632)
USD	7,326	NOK	59,000	06/03/2016	BNP	(1)

						(25,986)

Net unrealized depreciation						$(21,926)

Counterparty:

BNP — BNP Paribas SA

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

2

Schedule of Investments  (Unaudited)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.98%

AIRLINES — 0.32%
Air China Ltd. Class H	18,666,000	$14,197,056

		14,197,056
AUTOMOBILES — 2.07%
Byd Co. Ltd. Class Ha,b	6,971,500	41,071,205
Great Wall Motor Co. Ltd. Class H	31,472,500	23,856,327
Guangzhou Automobile Group Co. Ltd. Class H	22,646,000	26,361,752

		91,289,284
BANKS — 28.25%
Agricultural Bank of China Ltd. Class H	262,171,000	94,969,900
Bank of China Ltd. Class H	548,069,000	223,969,825
Bank of Communications Co. Ltd. Class H	81,826,200	51,792,740
China CITIC Bank Corp. Ltd. Class Hb	77,085,000	48,493,632
China Construction Bank Corp. Class H	589,670,320	379,319,200
China Everbright Bank Co. Ltd. Class H	33,510,000	15,249,097
China Merchants Bank Co. Ltd. Class H	46,602,438	102,490,279
China Minsheng Banking Corp. Ltd. Class H	66,197,000	62,380,765
Industrial & Commercial Bank of China Ltd. Class H	496,859,995	269,656,652

		1,248,322,090
CAPITAL MARKETS — 4.98%
China Cinda Asset Management Co. Ltd. Class H	92,068,000	30,265,225
China Huarong Asset Management Co. Ltd.[a,b,c]	23,829,000	8,416,885
CITIC Securities Co. Ltd. Class H	23,130,000	51,107,126
GF Securities Co. Ltd.[a,b]	15,723,400	35,876,886
Haitong Securities Co. Ltd. Class H	34,620,800	57,573,392
Huatai Securities Co. Ltd.[b,c]	17,451,400	37,030,120

		220,269,634

Security	Shares	Value

CONSTRUCTION & ENGINEERING — 2.68%
China Communications Construction Co. Ltd. Class H	45,004,000	$54,302,769
China Railway Construction Corp. Ltd. Class H	19,179,000	24,526,334
China Railway Group Ltd. Class H	38,929,000	31,013,925
Metallurgical Corp. of China Ltd. Class H	29,191,000	8,805,618

		118,648,646
CONSTRUCTION MATERIALS — 0.73%
Anhui Conch Cement Co. Ltd. Class H	12,184,000	32,277,265

		32,277,265
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.41%
China Telecom Corp. Ltd. Class H	164,358,000	81,784,907
China Unicom Hong Kong Ltd.	58,442,000	69,010,560

		150,795,467
ELECTRICAL EQUIPMENT — 0.27%
Shanghai Electric Group Co. Ltd. Class Ha	28,768,000	12,089,888

		12,089,888
ENERGY EQUIPMENT & SERVICES — 0.11%
Sinopec Oilfield Service Corp.[a,b]	21,368,000	4,682,824

		4,682,824
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.44%
CGN Power Co. Ltd. Class Hc	101,542,000	32,594,181
Huaneng Power International Inc. Class H	43,082,000	30,934,711

		63,528,892
INDUSTRIAL CONGLOMERATES — 2.90%
CITIC Ltd.	65,021,000	95,219,739
Fosun International Ltd.	23,604,500	32,802,624

		128,022,363

3

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CHINA LARGE-CAP ETF

April 30, 2016

Security	Shares	Value

INSURANCE — 13.16%
China Life Insurance Co. Ltd. Class H	70,153,000	$163,327,383
China Pacific Insurance Group Co. Ltd. Class H	26,205,200	92,562,069
New China Life Insurance Co. Ltd. Class H	8,172,500	26,812,526
People’s Insurance Co. Group of China Ltd. (The) Class H	64,606,000	26,151,555
PICC Property & Casualty Co. Ltd. Class H	39,235,700	71,823,202
Ping An Insurance Group Co. of China Ltd. Class H	42,537,000	200,972,135

		581,648,870
INTERNET SOFTWARE & SERVICES — 9.25%
Tencent Holdings Ltd.	19,946,100	408,579,808

		408,579,808
MACHINERY — 0.91%
CRRC Corp. Ltd. Class Ha	41,300,450	40,303,770

		40,303,770
OIL, GAS & CONSUMABLE FUELS — 12.93%
China Petroleum & Chemical Corp. Class H	245,798,600	175,226,404
China Shenhua Energy Co. Ltd. Class H	34,506,000	58,361,099
CNOOC Ltd.	145,457,000	181,136,830
PetroChina Co. Ltd. Class H	212,488,000	156,410,365

		571,134,698
PERSONAL PRODUCTS — 1.51%
Hengan International Group Co. Ltd.	7,428,000	66,837,828

		66,837,828
REAL ESTATE MANAGEMENT & DEVELOPMENT — 6.18%
China Overseas Land & Investment Ltd.[a]	39,122,000	124,822,037
China Resources Land Ltd.	27,603,333	68,179,222

Security	Shares	Value

China Vanke Co. Ltd. Class H	13,349,500	$33,454,633
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	7,028,500	46,435,650

		272,891,542
WIRELESS TELECOMMUNICATION SERVICES — 8.88%
China Mobile Ltd.	34,202,000	392,186,343

		392,186,343

TOTAL COMMON STOCKS (Cost: $5,211,209,891)		4,417,706,268

SHORT-TERM INVESTMENTS — 2.06%

MONEY MARKET FUNDS — 2.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	86,093,234	86,093,234
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	4,697,461	4,697,461
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	75,537	75,537

		90,866,232

TOTAL SHORT-TERM INVESTMENTS (Cost: $90,866,232)		90,866,232

TOTAL INVESTMENTS IN SECURITIES — 102.04% (Cost: $5,302,076,123)		4,508,572,500
Other Assets, Less Liabilities — (2.04)%		(89,921,257)

NET ASSETS — 100.00%		$4,418,651,243

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Open futures contracts as of April 30, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
H-Shares Index	10	May 2016	Hong Kong Futures	$573,403	$(2,070)

See accompanying notes to schedules of investments.

4

Schedule of Investments  (Unaudited)

iSHARES® CORE AGGRESSIVE ALLOCATION ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 42.63%
iShares Core S&P 500 ETF[a]	763,467	$158,320,152
iShares Core S&P Mid-Cap ETF[a]	93,666	13,659,313
iShares Core S&P Small-Cap ETF[a]	50,636	5,768,453

		177,747,918
DOMESTIC FIXED INCOME — 16.20%
iShares Core Total USD Bond Market ETF[a]	392,465	40,143,283
iShares Core U.S. Credit Bond ETF[a]	106,974	11,915,834
iShares Core U.S. Treasury Bond ETF[a]	602,050	15,478,705

		67,537,822
INTERNATIONAL EQUITY — 38.25%
iShares Core MSCI Emerging Markets ETF[a]	773,616	32,429,982
iShares Core MSCI Europe ETF[a]	1,793,139	76,029,094
iShares Core MSCI Pacific ETF[a]	1,092,138	51,013,766

		159,472,842
INTERNATIONAL FIXED INCOME — 2.82%
iShares Core International Aggregate Bond ETF[a]	228,396	11,773,814

		11,773,814

TOTAL INVESTMENT COMPANIES (Cost: $419,090,285)		416,532,396

SHORT-TERM INVESTMENTS — 0.11%

MONEY MARKET FUNDS — 0.11%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	439,730	439,730

		439,730

TOTAL SHORT-TERM INVESTMENTS (Cost: $439,730)		439,730

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $419,530,015)		416,972,126
Other Assets, Less Liabilities — (0.01)%		(36,511)

NET ASSETS — 100.00%		$416,935,615

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

5

Schedule of Investments  (Unaudited)

iSHARES® CORE CONSERVATIVE ALLOCATION ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.88%

DOMESTIC EQUITY — 16.48%
iShares Core S&P 500 ETF[a]	184,658	$38,292,530
iShares Core S&P Mid-Cap ETF[a]	22,670	3,305,966
iShares Core S&P Small-Cap ETF[a]	12,260	1,396,659

		42,995,155
DOMESTIC FIXED INCOME — 58.43%
iShares Core Total USD Bond Market ETF[a]	885,961	90,620,521
iShares Core U.S. Credit Bond ETF[a]	241,487	26,899,237
iShares Core U.S. Treasury Bond ETF[a]	1,359,089	34,942,178

		152,461,936
INTERNATIONAL EQUITY — 14.78%
iShares Core MSCI Emerging Markets ETF[a]	187,110	7,843,651
iShares Core MSCI Europe ETF[a]	433,704	18,389,050
iShares Core MSCI Pacific ETF[a]	264,156	12,338,727

		38,571,428
INTERNATIONAL FIXED INCOME — 10.19%
iShares Core International Aggregate Bond ETF[a]	515,581	26,578,200

		26,578,200

TOTAL INVESTMENT COMPANIES (Cost: $259,180,807)		260,606,719

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	331,215	331,215

		331,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $331,215)		331,215

TOTAL INVESTMENTS IN SECURITIES — 100.01% (Cost: $259,512,022)		260,937,934
Other Assets, Less Liabilities — (0.01)%		(22,631)

NET ASSETS — 100.00%		$260,915,303

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

6

Schedule of Investments  (Unaudited)

iSHARES® CORE GROWTH ALLOCATION ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.91%
DOMESTIC EQUITY —32.36%
iShares Core S&P 500 ETF[a]	993,431	$206,007,787
iShares Core S&P Mid-Cap ETF[a]	121,877	17,773,323
iShares Core S&P Small-Cap ETF[a]	65,935	7,511,315

		231,292,425
DOMESTIC FIXED INCOME — 32.80%
iShares Core Total USD Bond Market ETF[a]	1,362,140	139,326,490
iShares Core U.S. Credit Bond ETF[a]	371,283	41,357,213
iShares Core U.S. Treasury Bond ETF[a,b]	2,089,584	53,723,205

		234,406,908
INTERNATIONAL EQUITY — 29.04%
iShares Core MSCI Emerging Markets ETF[a]	1,006,577	42,195,708
iShares Core MSCI Europe ETF[a]	2,333,212	98,928,189
iShares Core MSCI Pacific ETF[a]	1,421,043	66,376,918

		207,500,815
INTERNATIONAL FIXED INCOME — 5.71%
iShares Core International Aggregate Bond ETF[a]	791,844	40,819,558

		40,819,558

TOTAL INVESTMENT COMPANIES (Cost: $720,793,792)		714,019,706

SHORT-TERM INVESTMENTS — 0.21%

MONEY MARKET FUNDS — 0.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	786,582	786,582
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	42,918	42,918

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,c]	674,314	$ 674,314

		1,503,814

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,503,814)		1,503,814

TOTAL INVESTMENTS IN SECURITIES — 100.12% (Cost: $722,297,606)		715,523,520
Other Assets, Less Liabilities — (0.12)%		(889,665)

NET ASSETS — 100.00%		$714,633,855

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

7

Schedule of Investments (Unaudited)

iSHARES® CORE MODERATE ALLOCATION ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 99.90%

DOMESTIC EQUITY — 21.84%
iShares Core S&P 500 ETF[a]	444,727	$92,223,038
iShares Core S&P Mid-Cap ETF[a]	54,604	7,962,901
iShares Core S&P Small-Cap ETF[a]	29,543	3,365,539

		103,551,478
DOMESTIC FIXED INCOME — 49.79%
iShares Core Total USD Bond Market ETF[a]	1,371,686	140,302,903
iShares Core U.S. Credit Bond ETF[a]	373,884	41,646,939
iShares Core U.S. Treasury Bond ETF[a,b]	2,104,199	54,098,956

		236,048,798
INTERNATIONAL EQUITY — 19.59%
iShares Core MSCI Emerging Markets ETF[a]	450,641	18,890,871
iShares Core MSCI Europe ETF[a]	1,044,519	44,287,605
iShares Core MSCI Pacific ETF[a]	636,182	29,716,061

		92,894,537
INTERNATIONAL FIXED INCOME — 8.68%
iShares Core International Aggregate Bond ETF[a]	798,260	41,150,303

		41,150,303

TOTAL INVESTMENT COMPANIES (Cost: $475,610,475)		473,645,116

SHORT-TERM INVESTMENTS — 0.15%

MONEY MARKET FUNDS — 0.15%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	196,646	196,646
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	10,729	10,729

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,c]	517,442	$517,442

		724,817

TOTAL SHORT-TERM INVESTMENTS (Cost: $724,817)		724,817

TOTAL INVESTMENTS IN SECURITIES — 100.05% (Cost: $476,335,292)		474,369,933
Other Assets, Less Liabilities — (0.05)%		(243,833)

NET ASSETS — 100.00%		$474,126,100

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

8

Schedule of Investments  (Unaudited)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.62%

AUSTRALIA — 6.93%
Abacus Property Group	254,978	$616,839
Adelaide Brighton Ltd.	404,321	1,595,243
AGL Energy Ltd.	563,816	7,869,754
Ainsworth Game Technology Ltd.	153,137	272,299
ALS Ltd.	403,827	1,442,285
Alumina Ltd.	2,069,210	2,360,782
Amcor Ltd./Australia	926,005	10,882,886
AMP Ltd.	2,360,980	10,594,481
Ansell Ltd.	129,620	1,971,466
APA Group	920,461	6,146,438
APN News & Media Ltd.[a,b]	1,004,160	475,121
ARB Corp. Ltd.[b]	77,754	956,528
Ardent Leisure Group	415,317	687,780
Aristocrat Leisure Ltd.	421,964	3,220,219
Arrium Ltd.[a,b]	3,868,598	30
Asaleo Care Ltd.	348,803	524,392
Asciano Ltd.	488,104	3,289,146
ASX Ltd.	156,188	5,212,393
Aurizon Holdings Ltd.	1,684,808	5,490,202
AusNet Services	1,621,105	1,899,020
Australia & New Zealand Banking Group Ltd.	2,323,335	43,032,011
Australian Agricultural Co. Ltd.[a,b]	467,272	511,719
Automotive Holdings Group Ltd.	201,301	602,202
Aveo Group	382,298	997,788
AWE Ltd.[a,b]	645,655	342,449
Bank of Queensland Ltd.	339,343	2,913,409
Beach Energy Ltd.	1,234,642	697,241
Bega Cheese Ltd.	121,575	570,597
Bendigo & Adelaide Bank Ltd.	365,537	2,599,904
BHP Billiton Ltd.	2,569,812	40,556,636
BlueScope Steel Ltd.	449,810	2,220,974
Boral Ltd.	608,828	2,992,199
Brambles Ltd.	1,272,524	12,119,665
Broadspectrum Ltd.[a]	470,272	531,155
BT Investment Management Ltd.	167,495	1,264,178
Burson Group Ltd.	236,154	897,500
BWP Trust	428,020	1,143,252

Security	Shares	Value

Cabcharge Australia Ltd.[b]	190,211	$467,414
Caltex Australia Ltd.	219,609	5,446,826
Cardno Ltd.[b]	185,864	157,445
carsales.com Ltd.	213,824	1,918,995
Challenger Ltd./Australia	463,742	3,170,987
Charter Hall Group	299,866	1,096,157
Charter Hall Retail REIT	313,557	1,139,026
CIMIC Group Ltd.	87,450	2,388,535
Cleanaway Waste Management Ltd.	1,362,388	821,368
Coca-Cola Amatil Ltd.	451,390	2,962,514
Cochlear Ltd.	46,636	3,844,817
Commonwealth Bank of Australia	1,365,770	77,014,637
Computershare Ltd.	382,722	2,952,872
Cromwell Property Group	1,076,405	837,888
Crown Resorts Ltd.	284,440	2,563,602
CSL Ltd.	379,099	30,429,572
CSR Ltd.	441,480	1,152,251
Dexus Property Group	762,957	4,902,552
Domino’s Pizza Enterprises Ltd.	53,917	2,551,511
Downer EDI Ltd.	385,363	1,094,014
DUET Group	1,929,960	3,313,911
DuluxGroup Ltd.	334,340	1,632,971
Energy World Corp. Ltd.[a,b]	597,022	86,567
Evolution Mining Ltd.	928,398	1,388,674
Fairfax Media Ltd.	2,058,815	1,249,092
FlexiGroup Ltd./Australia[b]	258,770	471,978
Flight Centre Travel Group Ltd.[b]	49,776	1,493,252
Fortescue Metals Group Ltd.[b]	1,217,521	3,168,406
G8 Education Ltd.	255,078	765,025
Genworth Mortgage Insurance Australia Ltd.	308,812	563,251
Goodman Group	1,409,630	7,411,983
GPT Group (The)	1,412,400	5,421,703
GrainCorp Ltd. Class A	154,100	963,156
GUD Holdings Ltd.	101,298	660,190
GWA Group Ltd.	243,960	430,071
Harvey Norman Holdings Ltd.	441,601	1,509,795
Healthscope Ltd.	1,408,664	2,924,060
Iluka Resources Ltd.	381,089	1,870,025
Incitec Pivot Ltd.	1,352,514	3,323,592
Independence Group NLb	400,085	934,294

9

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Insurance Australia Group Ltd.	1,951,003	$8,591,001
Investa Office Fund	466,934	1,485,941
Invocare Ltd.	97,016	907,703
IOOF Holdings Ltd.	217,427	1,483,409
Iress Ltd.	113,801	1,010,902
Jacana Minerals Ltd.[b]	6,357	—
James Hardie Industries PLC	354,073	5,007,008
Japara Healthcare Ltd.	269,486	582,013
JB Hi-Fi Ltd.	83,464	1,399,392
Karoon Gas Australia Ltd.[a,b]	278,522	310,329
LendLease Group	437,075	4,236,134
Liquefied Natural Gas Ltd.[a,b]	573,087	266,784
Macquarie Atlas Roads Group	416,017	1,546,144
Macquarie Group Ltd.	243,159	11,783,495
Magellan Financial Group Ltd.	99,269	1,628,779
Mantra Group Ltd.	295,947	835,652
Mayne Pharma Group Ltd.[a]	594,714	633,129
McMillan Shakespeare Ltd.	71,887	673,688
Medibank Pvt Ltd.	2,338,925	5,604,747
Metcash Ltd.[a]	790,958	1,062,371
Mineral Resources Ltd.	170,616	964,824
Mirvac Group	2,846,992	4,062,916
Monadelphous Group Ltd.[b]	87,153	506,813
Myer Holdings Ltd.[b]	795,709	628,499
National Australia Bank Ltd.	2,099,095	43,556,336
Navitas Ltd.	225,326	880,423
Newcrest Mining Ltd.[a]	637,296	9,226,109
Nine Entertainment Co. Holdings Ltd.	641,096	552,855
Northern Star Resources Ltd.	488,584	1,442,980
Nufarm Ltd./Australia	147,039	787,734
Oil Search Ltd.	1,093,018	5,863,983
Orica Ltd.	290,054	3,386,728
Origin Energy Ltd.	1,404,531	5,884,556
Orora Ltd.	986,804	1,988,130
OZ Minerals Ltd.	264,449	1,186,668
Pacific Brands Ltd.	877,284	766,577
Pact Group Holdings Ltd.	178,774	706,715
Perpetual Ltd.	40,675	1,327,009
Platinum Asset Management Ltd.	221,022	1,022,158
Premier Investments Ltd.	78,423	951,592
Primary Health Care Ltd.[b]	449,294	1,189,789
Qantas Airways Ltd.	465,017	1,142,707

Security	Shares	Value

QBE Insurance Group Ltd.	1,090,495	$9,279,158
Qube Holdings Ltd.[b]	767,157	1,457,786
Ramsay Health Care Ltd.	111,995	5,551,212
REA Group Ltd.	45,472	1,767,024
Regis Resources Ltd.	375,288	830,563
Retail Food Group Ltd.	119,651	502,214
Rio Tinto Ltd.	330,815	13,014,392
SAI Global Ltd.	281,063	782,900
Sandfire Resources NL	151,270	684,569
Santos Ltd.	1,368,926	5,014,542
Scentre Group	4,272,040	15,290,377
Seek Ltd.	268,221	3,350,823
Seven West Media Ltd.	1,031,711	834,591
Shopping Centres Australasia Property Group	649,047	1,159,050
Sigma Pharmaceuticals Ltd.	1,120,143	940,321
Sims Metal Management Ltd.	145,078	1,049,591
Sirtex Medical Ltd.	51,976	1,179,652
Slater & Gordon Ltd.[b]	662,916	149,242
Sonic Healthcare Ltd.	315,330	4,673,310
South32 Ltd.[a]	4,242,284	5,374,250
Southern Cross Media Group Ltd.	550,493	453,718
Spotless Group Holdings Ltd.	1,032,188	1,020,090
St. Barbara Ltd.[a]	439,798	778,666
Star Entertainment Grp Ltd. (The)	614,326	2,648,850
Steadfast Group Ltd.	739,830	1,061,451
Stockland	1,855,605	6,188,380
Suncorp Group Ltd.	1,017,335	9,704,743
Super Retail Group Ltd.	110,213	711,563
Sydney Airport	880,619	4,576,624
Syrah Resources Ltd.[a,b]	179,199	646,855
Tabcorp Holdings Ltd.	646,230	2,184,746
Tatts Group Ltd.	1,138,758	3,276,294
Technology One Ltd.	251,201	935,516
Telstra Corp. Ltd.	3,431,455	14,036,316
Ten Network Holdings Ltd.[a,b]	176,893	128,246
Tox Free Solutions Ltd.	133,232	293,844
TPG Telecom Ltd.	250,918	2,050,838
Transurban Group	1,614,138	14,264,589
Treasury Wine Estates Ltd.	609,308	4,333,740
Vicinity Centres	2,714,213	6,876,889
Virtus Health Ltd.	102,039	526,409
Vocus Communications Ltd.	373,267	2,458,331

10

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Wesfarmers Ltd.	902,464	$29,456,366
Western Areas Ltd.[b]	296,686	566,040
Westfield Corp.	1,584,461	12,212,736
Westpac Banking Corp.	2,659,037	63,008,047
Whitehaven Coal Ltd.[a,b]	661,739	388,855
Woodside Petroleum Ltd.	585,618	12,665,557
Woolworths Ltd.	1,013,787	17,105,883
WorleyParsons Ltd.	179,103	955,411

		791,471,044
AUSTRIA — 0.29%
ams AG	56,616	1,497,356
Andritz AG	65,212	3,653,114
BUWOG AG	43,984	925,930
CA Immobilien Anlagen AG	61,769	1,180,061
Conwert Immobilien Invest SEa	55,641	881,364
Erste Group Bank AGa	223,825	6,439,709
EVN AG	24,499	294,208
Flughafen Wien AG	4,632	529,624
IMMOFINANZ AGa	748,617	1,765,444
Lenzing AG	7,785	603,383
Oesterreichische Post AG	28,554	1,115,544
OMV AG	121,060	3,634,174
Palfinger AG	8,237	253,309
Raiffeisen Bank International AGa	98,714	1,577,780
RHI AG	29,607	636,837
S IMMO AG	42,133	413,562
Schoeller-Bleckmann Oilfield Equipment AG	8,756	590,589
Semperit AG Holding	10,336	371,132
UNIQA Insurance Group AG	104,828	756,888
Voestalpine AG	91,114	3,285,170
Wienerberger AG	96,245	1,902,090
Zumtobel Group AGb	29,915	389,572

		32,696,840
BELGIUM — 1.45%
Ablynx NVa,b	64,128	969,159
Ackermans & van Haaren NV	19,880	2,588,897
Aedifica SA	13,241	934,806
Ageas	148,941	5,844,396
AGFA-Gevaert NVa	195,656	777,384
Anheuser-Busch InBev SA/NV	643,965	79,730,770
Barco NV	10,512	734,314

Security	Shares	Value

Befimmo SA	17,264	$1,153,773
Bekaert SAb	30,730	1,352,077
bpost SA	74,640	2,106,019
Cie. d’Entreprises CFE	6,703	665,313
Cofinimmo SA	14,689	1,825,408
Colruyt SA	54,997	3,167,177
D’ieteren SA/NV	19,486	862,936
Delhaize Group	81,237	8,516,386
Econocom Group SA/NV	55,214	595,082
Elia System Operator SA/NV	28,204	1,458,662
Euronav NV	102,079	1,122,395
EVS Broadcast Equipment SA	14,310	485,061
Fagron[b]	29,992	218,474
Galapagos NVa,b	28,750	1,306,944
Gimv NV	21,907	1,216,922
Groupe Bruxelles Lambert SA	58,412	5,160,163
Ion Beam Applications	20,191	831,371
KBC Ancora	28,408	1,003,118
KBC Groep NV	199,955	11,228,769
Kinepolis Group NV	13,696	603,938
Melexis NV	18,944	1,046,253
Mobistar SAa	29,586	647,059
Nyrstar NVa,b	756,733	598,039
Ontex Group NV	55,857	1,711,672
Proximus SADP	114,061	3,837,541
Solvay SA	57,293	5,791,666
Telenet Group Holding NVa	41,887	2,082,126
Tessenderlo Chemie NVa	29,062	998,917
UCB SA	101,070	7,564,946
Umicore SA	76,239	3,800,616
Warehouses De Pauw CVA	12,840	1,169,150

		165,707,699
DENMARK — 1.89%
ALK-Abello A/S	6,375	1,035,963
Alm Brand A/S	110,815	823,656
Ambu A/Sb	23,796	820,261
AP Moeller — Maersk A/S Class A	3,771	5,135,705
AP Moeller — Maersk A/S Class B	4,954	6,967,908
Bang & Olufsen A/Sa,b	41,606	451,383
Bavarian Nordic A/Sa	32,036	1,222,616
Carlsberg A/S Class B	76,785	7,479,634
Chr Hansen Holding A/S	82,776	5,152,562
Coloplast A/S Class B	91,061	6,829,960
D/S Norden A/Sa,b	27,974	490,319

11

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Danske Bank A/S	577,735	$16,340,842
Dfds A/S	27,262	1,088,668
DSV A/S	145,802	6,136,504
FLSmidth & Co. A/Sb	42,587	1,654,119
Genmab A/Sa	39,005	5,780,253
GN Store Nord A/S	131,893	2,593,898
ISS A/S	125,327	4,759,815
Jyske Bank A/S Registered	60,895	2,493,600
Matas A/S	45,091	860,423
NKT Holding A/S	23,246	1,324,653
Novo Nordisk A/S Class B	1,577,008	88,068,603
Novozymes A/S Class B	190,357	9,124,880
Pandora A/S	91,846	11,928,970
Rockwool International A/S Class B	6,285	1,047,452
Royal Unibrew A/S	29,080	1,313,865
Schouw & Co.	14,419	843,177
SimCorp A/S	38,686	1,739,539
Solar A/S Class B	6,734	346,114
Spar Nord Bank A/S	110,642	902,394
Sydbank A/S	72,437	2,048,831
TDC A/S	545,949	2,794,310
Topdanmark A/Sa	71,501	1,892,521
Tryg A/S	109,456	2,066,733
Vestas Wind Systems A/S	135,947	9,727,983
William Demant Holding A/Sa	22,583	2,321,445

		215,609,559
FINLAND — 1.01%
Amer Sports OYJ	92,327	2,730,379
Cargotec OYJ Class B	28,260	1,068,130
Caverion Corp.	83,970	615,520
Citycon OYJ	274,720	696,636
Cramo OYJ	28,721	574,686
Elisa OYJ	116,040	4,334,076
Fortum OYJ	358,790	5,407,969
Huhtamaki OYJ	74,713	2,935,136
Kemira OYJ	80,637	977,143
Kesko OYJ Class B	50,310	2,010,450
Kone OYJ Class B	271,263	12,377,926
Konecranes OYJ	42,511	975,260
Metsa Board OYJ	158,350	994,793
Metso OYJ	90,053	2,164,954
Neste OYJ	105,198	3,366,448
Nokia OYJ	4,628,954	27,304,114

Security	Shares	Value

Nokian Renkaat OYJ	91,646	$3,382,027
Oriola-KD OYJ Class B	82,450	407,955
Orion OYJ Class B	79,042	2,757,565
Outokumpu OYJ[a,b]	242,974	1,019,098
Outotec OYJ[a,b]	146,974	585,475
PKC Group OYJ[b]	21,073	378,934
Ramirent OYJ	66,916	467,517
Sampo OYJ Class A	356,168	15,554,631
Sanoma OYJ	54,381	266,581
Sponda OYJ	152,791	665,346
Stockmann OYJ Abp Class Ba,b	21,162	146,882
Stora Enso OYJ Class R	428,008	3,735,467
Technopolis OYJ	79,181	341,901
Tieto OYJ	43,010	1,129,566
UPM-Kymmene OYJ	419,868	8,021,338
Uponor OYJ	45,381	700,132
Valmet OYJ	96,747	1,213,360
Wartsila OYJ Abp	117,537	5,040,208
YIT OYJ	94,396	644,374

		114,991,977
FRANCE — 9.06%
AB Science SAa,b	15,843	341,866
ABC Arbitrage	67,512	467,042
Accor SA	168,243	7,454,484
Aeroports de Paris	23,141	2,912,848
Air France-KLM[a]	118,613	1,064,003
Air Liquide SA	275,334	31,220,010
Airbus Group SE	474,914	29,704,699
Albioma SA	23,377	381,541
Alstom SAa	125,080	3,197,570
Alten SA	24,521	1,516,596
Altran Technologies SA	114,781	1,703,121
ANF Immobilier	5,108	141,288
APERAM SA	37,668	1,480,884
ArcelorMittal[b]	1,346,036	7,603,573
Arkema SA	53,708	4,286,325
Assystem	12,177	316,037
Atos SE	71,602	6,371,303
AXA SA	1,577,156	39,767,780
BNP Paribas SA	845,716	44,789,929
Boiron SA	5,725	458,999
Bollore SA	669,925	2,654,852
Bonduelle SCA	11,556	341,480

12

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

BOURBON SAb	17,559	$259,032
Bouygues SA	160,936	5,367,630
Bureau Veritas SA	210,682	4,995,003
Capgemini SA	130,855	12,219,284
Carrefour SA	438,619	12,431,196
Casino Guichard Perrachon SAb	45,118	2,685,078
Cellectis SAa,b	23,005	638,167
CGG SAa,b	495,388	465,262
Christian Dior SE	43,560	7,650,849
Cie. de Saint-Gobain	377,836	17,308,006
Cie. Generale des Etablissements Michelin Class B	148,482	15,501,313
CNP Assurances	140,425	2,390,823
Coface SAa	81,792	660,353
Credit Agricole SA	838,668	9,278,125
Danone SA	474,612	33,251,803
Dassault Systemes	105,312	8,238,280
DBV Technologies SAa,b	18,690	1,278,187
Derichebourg SA	90,613	288,518
Edenred	167,484	3,303,273
Eiffage SA	46,493	3,697,198
Electricite de France SA	200,820	2,885,464
Elior Group[c]	79,235	1,703,864
Elis SA	53,886	989,653
Engie SA	1,174,743	19,375,074
Eramet[a,b]	10,266	408,831
Essilor International SA	164,772	21,334,967
Esso SA Francaise[a]	2,538	115,113
Etablissements Maurel et Prom[a,b]	152,255	612,092
Euler Hermes Group	11,945	1,135,540
Eurazeo SA	33,912	2,388,727
Eurofins Scientific SE	7,597	2,819,630
Europcar Groupe SAa,b,c	69,317	804,243
Eutelsat Communications SA	138,429	4,300,657
Faiveley Transport SA	5,971	649,694
Faurecia	52,646	2,174,951
FFP	4,104	317,144
Fonciere des Regions	22,189	2,100,226
GameLoft SEa,b	71,033	602,046
Gaztransport Et Technigaz SA	24,204	898,333

Security	Shares	Value

Gecina SA	27,158	$3,928,612
Genfit[a,b]	16,757	572,420
GL Events	8,937	171,760
Groupe Eurotunnel SE Registered	378,094	4,828,505
Groupe Fnac SAa	10,138	585,571
Havas SA	146,147	1,223,282
Hermes International	21,813	7,769,871
ICADE	26,190	2,062,273
Iliad SA	21,492	4,697,935
Imerys SA	28,949	2,137,282
Ingenico Group SA	44,199	5,214,200
Ipsen SA	31,434	1,902,754
IPSOS	33,447	996,021
JCDecaux SA	62,324	2,753,590
Kering	60,409	10,354,196
Klepierre	174,033	8,187,422
Korian SA	32,676	1,029,574
L’Oreal SA	201,850	36,631,862
Lagardere SCA	92,894	2,465,197
Legrand SA	213,505	12,163,312
LISI	11,226	321,314
LVMH Moet Hennessy Louis Vuitton SE	223,943	37,217,132
Marie Brizard Wine & Spirits SAa	21,635	414,563
Mercialys SA	42,455	946,015
Mersen	12,690	203,192
Metropole Television SA	51,692	980,738
Natixis SA	742,243	4,095,065
Naturex[a,b]	5,249	442,479
Neopost SA	30,120	737,566
Nexans SAa	26,490	1,233,333
Nexity SA	26,851	1,440,199
Numericable-SFR SA	89,347	2,925,204
Orange SA	1,584,452	26,277,597
Orpea	33,568	2,768,575
Parrot SAa,b	17,192	345,771
Pernod Ricard SA	169,875	18,343,704
Peugeot SAa	355,576	5,724,022
Plastic Omnium SA	50,149	1,661,111
Publicis Groupe SA	152,416	11,282,432
Rallye SAb	21,361	411,026
Remy Cointreau SA	20,299	1,685,120
Renault SA	154,170	14,882,038

13

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Rexel SA	246,189	$3,730,495
Rubis SCA	32,508	2,537,803
Safran SA	250,837	17,286,601
Saft Groupe SA	28,828	896,112
Sanofi	939,931	77,629,979
Sartorius Stedim Biotech	2,938	1,122,240
Schneider Electric SE	446,693	29,080,456
SCOR SE	120,137	4,091,502
SEB SA	17,592	1,971,981
SES SA	260,005	7,095,003
Societe BIC SA	23,543	3,342,307
Societe Generale SA	575,563	22,578,311
Societe Television Francaise 1	105,933	1,273,362
Sodexo SA	74,254	7,500,275
Solocal Group[a,b]	54,815	326,468
Sopra Steria Group	13,551	1,575,344
SPIE SAa	47,243	930,688
STMicroelectronics NV	508,955	3,126,844
Suez Environnement Co.	247,633	4,566,384
Technicolor SA Registered	297,344	2,039,971
Technip SA	82,475	4,827,988
Teleperformance	46,689	4,192,457
Thales SA	87,262	7,545,884
Total SA	1,759,529	88,531,054
UBISOFT Entertainment[a]	85,843	2,494,384
Unibail-Rodamco SE	74,139	19,870,124
Valeo SA	63,614	10,087,503
Vallourec SAb	257,383	1,336,888
Veolia Environnement SA	377,261	9,270,613
Vicat SA	15,330	1,067,539
Vilmorin & Cie SA	3,223	230,753
Vinci SA	384,664	28,743,093
Virbac SAb	3,737	681,831
Vivendi SA	925,936	17,774,320
Wendel SA	22,108	2,554,928
Zodiac Aerospace	165,126	3,872,375

		1,035,497,554
GERMANY — 8.05%
Aareal Bank AG	47,546	1,689,249
adidas AG	167,861	21,648,420
AIXTRON SEa,b	99,988	497,022
Allianz SE Registered	365,079	61,989,703
Alstria office REIT AG	92,070	1,291,791
AURELIUS SE & Co KGaA	20,020	1,197,399

Security	Shares	Value

Aurubis AG	29,987	$1,627,466
Axel Springer SE	36,524	2,039,765
BASF SE	734,909	60,730,646
Bauer AG	15,490	252,993
Bayer AG Registered	661,518	76,335,178
Bayerische Motoren Werke AG	262,615	24,213,268
BayWa AGb	12,844	448,681
Bechtle AG	13,148	1,373,386
Beiersdorf AG	78,880	7,079,447
Bertrandt AG	5,238	605,033
Bijou Brigitte AG	3,028	195,637
Bilfinger SE	27,747	1,209,706
Borussia Dortmund GmbH & Co. KGaA	92,502	415,525
Brenntag AG	123,920	7,268,322
CANCOM SEb	17,431	889,522
Carl Zeiss Meditec AG Bearer	28,869	941,859
Cewe Stiftung & Co. KGAA	8,798	554,626
comdirect bank AG	34,592	393,426
Commerzbank AG	845,293	7,900,152
CompuGroup Medical SE	20,917	821,734
Continental AG	87,847	19,298,055
CTS Eventim AG & Co. KGaA	38,300	1,341,888
Daimler AG Registered	765,375	53,202,178
Deutsche Bank AG Registered	1,102,069	20,789,325
Deutsche Beteiligungs AG	15,234	450,427
Deutsche Boerse AG	154,613	12,695,289
Deutsche Euroshop AG	34,034	1,586,325
Deutsche Lufthansa AG Registered	183,762	2,853,996
Deutsche Pfandbriefbank AGa,c	93,262	982,722
Deutsche Post AG Registered	771,257	22,649,319
Deutsche Telekom AG Registered	2,579,208	45,153,333
Deutsche Wohnen AG Bearer	268,840	8,235,206
DEUTZ AG	94,413	481,853
Dialog Semiconductor PLC[a]	61,744	2,145,598
DIC Asset AG	44,578	410,910

14

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

DMG Mori AG	33,967	$1,627,747
Draegerwerk AG & Co. KGaA	1,307	79,549
Drillisch AGb	44,670	1,843,650
Duerr AG	21,426	1,715,855
E.ON SE	1,608,617	16,598,439
ElringKlinger AGb	27,277	667,635
Evonik Industries AG	112,282	3,557,778
Evotec AGa,b	129,899	517,010
Fraport AG Frankfurt Airport Services Worldwide	32,074	1,941,862
Freenet AG	102,202	3,121,910
Fresenius Medical Care AG & Co. KGaA	175,921	15,262,944
Fresenius SE & Co. KGaA	306,230	22,279,027
GEA Group AG	148,221	6,873,778
Gerresheimer AG	26,143	1,944,490
Gerry Weber International AGb	22,593	326,049
Gesco AG	4,137	345,755
Grammer AG	15,491	599,700
Grand City Properties SA	87,035	1,922,933
GRENKELEASING AG	8,562	1,688,676
Hamborner REIT AG	64,786	721,546
Hamburger Hafen und Logistik AG	24,243	380,404
Hannover Rueck SE	49,289	5,621,602
HeidelbergCement AG	111,807	9,936,027
Heidelberger Druckmaschinen AGa,b	263,317	593,529
Henkel AG & Co. KGaA	88,195	8,962,980
HUGO BOSS AG	52,624	3,356,596
Indus Holding AG	20,061	1,021,551
Infineon Technologies AG	903,184	12,853,181
Jenoptik AG	44,922	702,569
K+S AG Registered[b]	153,574	3,831,013
KION Group AG	52,397	2,855,413
Kloeckner & Co. SEb	91,061	1,061,219
Krones AG	12,089	1,378,244
KUKA AGb	19,822	1,953,376
KWS Saat SEb	1,549	537,034
Lanxess AG	73,594	3,849,141
LEG Immobilien AG	51,866	4,800,493
LEONI AG	28,477	1,026,266
Linde AG	148,194	22,642,504

Security	Shares	Value

MAN SE	26,791	$2,907,409
Merck KGaA	103,209	9,701,525
METRO AG	140,536	4,466,718
MLP AG	61,415	239,443
MorphoSys AGa,b	21,014	1,051,788
MTU Aero Engines AG	42,177	3,981,496
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	132,883	24,648,380
Nemetschek SE	16,881	943,531
Nordex SEa	53,503	1,498,287
NORMA Group SE	27,446	1,411,758
Osram Licht AG	72,287	3,773,331
PATRIZIA Immobilien AGa	37,267	863,492
Pfeiffer Vacuum Technology AG	8,969	964,190
ProSiebenSat.1 Media SE Registered	174,997	8,923,264
QIAGEN NVa	174,467	3,910,589
Rational AG	3,019	1,533,020
Rheinmetall AG	32,285	2,526,310
RHOEN-KLINIKUM AG	31,772	987,444
RTL Group SAa	30,982	2,589,001
RWE AGa	396,786	5,928,413
SAF-Holland SA	51,914	611,245
Salzgitter AG	32,988	1,116,670
SAP SE	789,916	61,811,142
SGL Carbon SEa,b	40,601	475,021
Siemens AG Registered	635,505	66,323,996
Sixt SE	11,605	671,899
Software AG	44,080	1,684,751
STADA Arzneimittel AG	47,573	2,018,770
STRATEC Biomedical AG	5,690	326,113
Stroeer SE & Co. KGaA[b]	22,238	1,095,222
Suedzucker AG	66,700	1,176,480
Symrise AG	101,080	6,698,563
TAG Immobilien AGb	80,434	1,068,190
Takkt AG	25,876	540,876
Telefonica Deutschland Holding AG	565,919	2,874,008
ThyssenKrupp AG	290,791	6,764,394
TLG Immobilien AG	61,650	1,303,828
United Internet AG Registered[d]	104,895	5,122,230

15

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Volkswagen AGb	29,174	$4,622,886
Vonovia SE	372,016	12,520,605
Vossloh AGa	7,507	519,757
Wacker Chemie AG	12,735	1,221,288
Wacker Neuson SE	27,632	467,762
Wincor Nixdorf AGa	24,647	1,441,112
Wirecard AGb	95,726	4,135,062
Zalando SEa,c	69,892	2,316,669
zooplus AGa	5,100	715,557

		919,379,340
HONG KONG — 3.01%
AIA Group Ltd.	9,706,400	58,434,600
ASM Pacific Technology Ltd.	209,700	1,513,845
Bank of East Asia Ltd. (The)[b]	1,005,200	3,660,715
BOC Hong Kong Holdings Ltd.	3,014,000	9,033,607
Brightoil Petroleum Holdings Ltd.[b]	2,524,000	803,677
Cafe de Coral Holdings Ltd.[b]	290,000	876,669
Cathay Pacific Airways Ltd.	925,000	1,478,626
Champion REIT	1,897,000	1,017,316
Cheung Kong Infrastructure Holdings Ltd.[b]	584,000	5,522,147
Cheung Kong Property Holdings Ltd.	2,182,516	14,982,078
China LNG Group Ltd.[b]	14,645,000	519,179
Chow Sang Sang Holdings International Ltd.[b]	235,000	381,710
Citic Telecom International Holdings Ltd.	1,157,000	481,760
CK Hutchison Holdings Ltd.	2,161,516	25,914,117
CK Life Sciences International Holdings Inc.[b]	3,150,000	300,495
CLP Holdings Ltd.	1,572,000	14,540,169
Dah Sing Banking Group Ltd.[b]	414,800	740,065
Dah Sing Financial Holdings Ltd.	143,200	981,163
Emperor International Holdings Ltd.[b]	740,000	148,817

Security	Shares	Value

Emperor Watch & Jewellery Ltd.[a]	4,050,000	$92,933
Esprit Holdings Ltd.[a,b]	1,440,000	1,262,311
Far East Consortium International Ltd./HK	980,000	327,206
FIH Mobile Ltd.	2,466,000	1,058,601
First Pacific Co. Ltd./Hong Kong	1,980,250	1,255,973
G-Resources Group Ltd.	21,992,400	504,647
Galaxy Entertainment Group Ltd.	1,873,000	6,326,071
Giordano International Ltd.	1,072,000	485,062
Global Brands Group Holding Ltd.[a]	4,860,000	576,394
Great Eagle Holdings Ltd.	222,000	901,485
Guotai Junan International Holdings Ltd.[b]	2,111,000	707,549
Haier Healthwise Holdings Ltd.[a,b]	2,630,000	103,407
Haitong International Securities Group Ltd.	1,366,000	790,664
Hang Lung Properties Ltd.	1,808,000	3,607,982
Hang Seng Bank Ltd.	628,600	11,425,850
Henderson Land Development Co. Ltd.	943,480	5,898,878
HK Electric Investments & HK Electric Investments Ltd.[c]	2,475,500	2,227,478
HKBN Ltd.	820,500	1,011,187
HKT Trust & HKT Ltd.	2,153,200	3,119,936
Hong Kong & China Gas Co. Ltd.	5,935,449	11,079,423
Hong Kong Exchanges and Clearing Ltd.	918,000	23,230,470
Hongkong Land Holdings Ltd.	493,100	3,131,185
Hopewell Holdings Ltd.	449,000	1,516,501
Hsin Chong Group Holdings Ltd.[b]	2,020,000	210,927
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	1,186,000	415,861
Hybrid Kinetic Group Ltd.[a,b]	10,930,000	342,390
Hysan Development Co. Ltd.	503,000	2,227,357

16

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Johnson Electric Holdings Ltd.	289,750	$857,237
Kerry Logistics Network Ltd.[b]	503,500	710,087
Kerry Properties Ltd.	562,000	1,532,293
Kowloon Development Co. Ltd.	289,000	278,300
Lai Sun Development Co. Ltd.	11,129,000	166,421
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	925,500	309,009
Li & Fung Ltd.[b]	4,732,000	2,934,167
Link REIT	1,819,500	11,059,329
Luk Fook Holdings International Ltd.[b]	283,000	645,736
Macau Legend Development Ltd.[a,b]	2,289,750	312,888
Man Wah Holdings Ltd.	597,600	697,965
Melco Crown Entertainment Ltd. ADR[b]	75,426	1,116,305
Melco International Development Ltd.[b]	692,000	794,838
MGM China Holdings Ltd.	756,400	1,062,853
Midland Holdings Ltd.[a]	522,000	166,212
MTR Corp. Ltd.	1,178,000	5,831,382
New World Development Co. Ltd.	4,325,000	4,315,410
Newocean Energy Holdings Ltd.[b]	680,000	232,300
NWS Holdings Ltd.	1,276,166	1,944,552
Orient Overseas International Ltd.[b]	172,000	655,211
Pacific Basin Shipping Ltd.[a,b]	1,858,000	313,770
Pacific Textiles Holdings Ltd.[b]	611,000	787,655
PCCW Ltd.	3,319,000	2,250,547
Power Assets Holdings Ltd.	1,168,500	11,139,403
Prosperity REIT	1,183,000	460,561
Regal REIT[b]	699,000	179,319
Sa Sa International Holdings Ltd.[b]	948,000	290,858
Sands China Ltd.	1,942,000	6,959,676

Security	Shares	Value

Shangri-La Asia Ltd.	958,000	$1,171,998
Shun Tak Holdings Ltd.	1,100,000	367,272
Singamas Container Holdings Ltd.	1,476,000	157,928
Sino Land Co. Ltd.	2,540,000	4,001,289
SITC International Holdings Co. Ltd.[b]	970,000	525,189
SJM Holdings Ltd.	1,540,000	1,036,302
SmarTone Telecommunications Holdings Ltd.	327,500	542,090
SOCAM Development Ltd.[a,b]	258,000	128,381
Sun Hung Kai Properties Ltd.	1,399,000	17,683,178
Sunlight REIT	847,000	446,583
Swire Pacific Ltd. Class A	463,500	5,039,992
Swire Properties Ltd.	953,000	2,481,643
Techtronic Industries Co. Ltd.	1,105,500	4,154,247
Television Broadcasts Ltd.	56,900	212,719
Texwinca Holdings Ltd.	600,000	584,747
Town Health International Medical Group Ltd.[b]	3,178,000	598,138
Truly International Holdings Ltd.	1,430,000	560,408
United Laboratories International Holdings Ltd. (The)[a]	502,000	209,674
Value Partners Group Ltd.[b]	753,000	723,180
VTech Holdings Ltd.[b]	140,100	1,448,463
WH Group Ltd.[a,c]	4,818,500	3,900,915
Wharf Holdings Ltd. (The)	1,102,000	5,980,792
Wheelock & Co. Ltd.	746,000	3,462,074
Wynn Macau Ltd.	1,273,200	1,821,858
Xinyi Glass Holdings Ltd.[b]	1,644,000	1,125,360
Yue Yuen Industrial Holdings Ltd.	611,500	2,230,889

		343,768,076
IRELAND — 0.55%
Bank of Ireland[a]	22,053,882	6,693,741
C&C Group PLC	249,931	1,122,991
CRH PLC	658,929	19,146,839
Glanbia PLC	140,132	2,641,832
Hibernia REIT PLC	542,491	800,910

17

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Irish Continental Group PLC	136,671	$806,161
Kerry Group PLC Class A	129,017	11,506,815
Kingspan Group PLC	123,174	3,244,777
Origin Enterprises PLC	102,612	723,024
Paddy Power Betfair PLC	65,321	8,757,139
Ryanair Holdings PLC ADR	29,338	2,374,911
Smurfit Kappa Group PLC	194,108	5,146,742

		62,965,882
ISRAEL — 0.76%
Airport City Ltd.[a,b]	50,039	493,486
Alony Hetz Properties & Investments Ltd.	86,649	712,924
Azrieli Group Ltd.	34,375	1,366,711
Bank Hapoalim BM	876,259	4,512,176
Bank Leumi le-Israel BMa	1,170,274	4,314,259
Bezeq The Israeli Telecommunication Corp. Ltd.	1,603,009	3,422,902
Cellcom Israel Ltd.[a]	52,247	395,019
Check Point Software Technologies Ltd.[a,b]	56,326	4,667,736
Clal Insurance Enterprises Holdings Ltd.[a]	31,915	394,438
Delek Automotive Systems Ltd.	39,496	367,289
Delek Group Ltd.	4,134	735,536
Elbit Systems Ltd.	20,842	2,087,271
First International Bank of Israel Ltd.	54,302	683,631
Frutarom Industries Ltd.	32,938	1,689,920
Gazit-Globe Ltd.[b]	74,709	695,149
Harel Insurance Investments & Financial Services Ltd.	98,127	390,668
Israel Chemicals Ltd.	440,038	2,185,748
Israel Corp. Ltd. (The)	2,996	614,852
Israel Discount Bank Ltd. Class Aa,b	889,342	1,490,378
Ituran Location and Control Ltd.[b]	27,667	584,991
Melisron Ltd.	15,296	596,677
Migdal Insurance & Financial Holding Ltd.	400,352	298,937
Mizrahi Tefahot Bank Ltd.	114,686	1,330,450
Mobileye NVa,b	67,788	2,586,112

Security	Shares	Value

NICE-Systems Ltd.	47,687	$3,071,388
Oil Refineries Ltd.[a,b]	1,259,653	455,601
Partner Communications Co. Ltd.[a]	84,801	440,534
Paz Oil Co. Ltd.	5,662	883,317
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	8,482	347,915
Shikun & Binui Ltd.[b]	271,584	524,905
Shufersal Ltd.	121,709	413,794
Strauss Group Ltd.	39,439	625,741
Taro Pharmaceutical Industries Ltd.[a,b]	7,301	1,020,242
Teva Pharmaceutical Industries Ltd.	735,965	41,426,992
Tower Semiconductor Ltd.[a]	60,946	737,558

		86,565,247
ITALY — 2.34%
A2A SpA	1,334,106	1,903,910
ACEA SpA	75,822	1,115,060
Amplifon SpA	97,252	894,999
Anima Holding SpA[c]	167,617	1,186,437
Ansaldo STS SpA	106,509	1,293,094
Assicurazioni Generali SpA	949,375	14,483,717
Astaldi SpA[b]	62,707	307,539
ASTM SpA	31,918	420,043
Atlantia SpA	331,183	9,225,069
Autogrill SpA[a]	115,071	974,635
Azimut Holding SpA	53,004	1,334,364
Banca Carige SpA[a,b]	642,776	525,281
Banca Generali SpA	55,198	1,639,321
Banca Mediolanum SpA	199,059	1,638,123
Banca Monte dei Paschi di Siena SpA[a,b]	2,162,985	1,750,265
Banca Popolare dell’Emilia Romagna SC	395,472	2,312,328
Banca Popolare di Milano Scarl	1,726,214	1,308,852
Banca Popolare di Sondrio Scarl	428,061	1,597,330
Banco Popolare SC	92,627	654,047
Beni Stabili SpA SIIQ	989,943	733,588
Brembo SpA	28,149	1,512,399
Buzzi Unicem SpA[b]	81,531	1,544,530

18

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Cerved Information Solutions SpA	179,234	$1,442,131
CIR-Compagnie Industriali Riunite SpA[a]	383,266	478,481
CNH Industrial NV	774,665	5,944,656
Credito Emiliano SpA	84,696	611,626
Credito Valtellinese SCa	1,155,099	900,958
Danieli & C Officine Meccaniche SpA	13,120	287,767
Danieli & C Officine Meccaniche SpA RSP	29,174	474,485
Davide Campari-Milano SpA	248,287	2,397,284
De’ Longhi SpA	48,525	1,117,675
DiaSorin SpA	20,031	1,170,067
Ei Towers SpA	17,205	1,008,934
Enel SpA	6,298,298	28,552,030
Eni SpA	2,034,012	33,081,094
ERG SpA	58,669	762,680
EXOR SpA	95,329	3,581,269
Ferrari NVa,b	100,605	4,530,760
Fiat Chrysler Automobiles NVb	730,269	5,863,256
FinecoBank Banca Fineco SpA	188,593	1,514,194
Finmeccanica SpA[a]	151,188	1,909,989
Geox SpA[a,b]	110,148	355,008
Hera SpA	735,521	2,212,217
Industria Macchine Automatiche SpA	13,828	806,149
Infrastrutture Wireless Italiane SpA[a,c]	205,600	1,054,026
Interpump Group SpA	66,595	958,771
Intesa Sanpaolo SpA	10,267,719	28,459,505
Iren SpA	650,929	1,204,049
Italcementi SpA	155,553	1,845,764
Luxottica Group SpA	138,061	7,522,153
MARR SpA	34,369	699,507
Mediaset SpA	632,836	2,848,536
Mediobanca SpA	462,109	3,797,557
Moncler SpA	115,305	1,870,034
OVS SpA[a,c]	99,342	648,553
Piaggio & C SpA[b]	206,873	458,009
Prysmian SpA	164,045	3,868,631
Recordati SpA	80,875	2,055,463

Security	Shares	Value

Safilo Group SpA[a,b]	26,529	$233,964
Saipem SpA[a]	4,903,317	2,347,493
Salini Impregilo SpA	199,901	875,072
Salvatore Ferragamo SpA	41,385	957,960
Saras SpA[a]	100,048	174,177
Snam SpA	1,784,916	10,896,399
Societa Cattolica di Assicurazioni Scrl	143,815	999,017
Societa Iniziative Autostradali e Servizi SpA	57,900	605,463
Telecom Italia SpA/Milano[a,b]	9,351,066	9,103,702
Tenaris SA	371,351	5,010,348
Terna Rete Elettrica Nazionale SpA	1,346,796	7,595,526
Tod’s SpA[b]	10,455	722,070
Trevi Finanziaria Industriale SpA[b]	146,179	235,736
UniCredit SpA	3,865,786	14,938,978
Unione di Banche Italiane SpA	742,208	3,147,024
Unipol Gruppo Finanziario SpA	380,397	1,629,471
UnipolSai SpA	978,990	2,285,180
Yoox Net-A-Porter Group SpA[a]	42,483	1,243,695

		267,649,474
JAPAN — 23.86%
77 Bank Ltd. (The)	293,000	1,065,255
ABC-Mart Inc.	22,300	1,492,294
Accordia Golf Co. Ltd.	51,800	501,564
Acom Co. Ltd.[a]	334,000	1,816,795
Activia Properties Inc.	437	2,360,727
Adastria Co. Ltd.	26,300	904,566
ADEKA Corp.	74,200	1,079,764
Aderans Co. Ltd.	58,000	301,397
Advance Residence Investment Corp.	1,014	2,765,411
Advantest Corp.	116,000	1,149,213
Aeon Co. Ltd.	519,600	7,981,332
Aeon Delight Co. Ltd.	23,200	661,339
AEON Financial Service Co. Ltd.	86,200	1,994,777
Aeon Mall Co. Ltd.	92,300	1,320,728
AEON REIT Investment Corp.	902	1,135,561

19

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Ai Holdings Corp.	34,200	$1,011,664
Aica Kogyo Co. Ltd.	50,000	1,161,737
Aichi Steel Corp.	95,000	416,421
Aida Engineering Ltd.	58,100	551,704
Aiful Corp.[a,b]	249,700	898,495
Ain Holdings Inc.	17,900	893,369
Air Water Inc.	133,000	2,070,919
Aisin Seiki Co. Ltd.	152,200	6,159,409
Ajinomoto Co. Inc.	475,300	11,349,984
Akebono Brake Industry Co. Ltd.[a,b]	127,000	338,287
Alfresa Holdings Corp.	145,800	2,913,411
Alpine Electronics Inc.	42,300	542,809
Alps Electric Co. Ltd.	148,600	2,763,811
Amada Holdings Co. Ltd.	270,700	2,815,918
Amano Corp.	52,200	881,099
ANA Holdings Inc.	855,000	2,461,236
Anritsu Corp.	124,700	765,717
AOKI Holdings Inc.	35,000	418,384
Aoyama Trading Co. Ltd.	35,500	1,366,980
Aozora Bank Ltd.	857,000	3,131,801
Arcs Co. Ltd.	32,800	789,689
Ariake Japan Co. Ltd.	17,400	992,009
Asahi Diamond Industrial Co. Ltd.	63,600	658,618
Asahi Glass Co. Ltd.	751,000	4,555,344
Asahi Group Holdings Ltd.	308,700	10,124,102
Asahi Holdings Inc.	27,900	385,925
Asahi Intecc Co. Ltd.	41,400	2,054,619
Asahi Kasei Corp.	1,012,000	7,185,536
Asatsu-DK Inc.	29,200	748,319
ASICS Corp.	128,800	2,661,590
ASKUL Corp.	18,600	752,727
Astellas Pharma Inc.	1,700,400	23,790,820
Atom Corp.[b]	72,500	448,572
Autobacs Seven Co. Ltd.	55,000	971,541
Avex Group Holdings Inc.	34,500	443,362
Awa Bank Ltd. (The)	174,000	915,575
Azbil Corp.	51,200	1,354,710
Bandai Namco Holdings Inc.	139,500	3,050,890
Bando Chemical Industries Ltd.	109,000	538,913
Bank of Iwate Ltd. (The)	14,400	556,512
Bank of Kyoto Ltd. (The)	282,000	1,971,457

Security	Shares	Value

Bank of Nagoya Ltd. (The)	149,000	$509,687
Bank of Saga Ltd. (The)	112,000	231,338
Bank of the Ryukyus Ltd.	39,900	474,720
Benesse Holdings Inc.	47,600	1,381,354
BIC Camera Inc.	72,500	732,487
BML Inc.	12,400	538,324
Bridgestone Corp.	520,400	20,019,313
Broadleaf Co. Ltd.	31,700	322,348
Brother Industries Ltd.	190,600	2,274,837
Calbee Inc.	59,800	2,417,262
Calsonic Kansei Corp.	135,000	967,755
Canon Electronics Inc.	17,600	263,354
Canon Inc.	853,600	24,827,358
Canon Marketing Japan Inc.	34,300	632,816
Capcom Co. Ltd.	40,400	956,807
Casio Computer Co. Ltd.[b]	163,500	3,231,950
Cawachi Ltd.	21,900	524,396
Central Glass Co. Ltd.	174,000	1,003,393
Central Japan Railway Co.	115,500	20,979,882
Century Tokyo Leasing Corp.	36,800	1,298,378
Chiba Bank Ltd. (The)	556,000	2,930,829
Chiyoda Co. Ltd.	25,900	683,840
Chiyoda Corp.	139,000	1,099,061
Chofu Seisakusho Co. Ltd.	14,700	351,580
Chubu Electric Power Co. Inc.	527,500	7,151,164
Chugai Pharmaceutical Co. Ltd.	184,500	6,483,667
Chugoku Bank Ltd. (The)	141,100	1,513,929
Chugoku Electric Power Co. Inc. (The)	247,000	3,291,948
Ci:z Holdings Co. Ltd.	23,100	480,157
Citizen Holdings Co. Ltd.	220,300	1,284,800
CKD Corp.	58,800	502,296
Coca-Cola East Japan Co. Ltd.	50,900	960,009
Coca-Cola West Co. Ltd.	58,000	1,620,823
Cocokara fine Inc.	15,600	720,987
COLOPL Inc.	41,600	851,868
Colowide Co. Ltd.	55,300	918,436
Comforia Residential REIT Inc.	419	955,913
COMSYS Holdings Corp.	84,000	1,300,098

20

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Concordia Financial Group Ltd.[a]	944,300	$4,522,261
COOKPAD Inc.[b]	43,200	644,800
Cosel Co. Ltd.	42,900	429,020
Cosmo Energy Holdings Co. Ltd.	54,900	719,891
Cosmos Pharmaceutical Corp.[b]	7,500	1,296,790
Create SD Holdings Co. Ltd.	27,100	672,466
Credit Saison Co. Ltd.	110,500	2,104,762
CyberAgent Inc.	38,700	1,880,836
Dai Nippon Printing Co. Ltd.	412,000	4,008,524
Dai-ichi Life Insurance Co. Ltd. (The)	870,700	11,140,598
Daibiru Corp.	42,100	380,885
Daicel Corp.	237,000	3,067,854
Daido Steel Co. Ltd.	221,000	770,438
Daifuku Co. Ltd.	71,600	1,334,365
Daihatsu Motor Co. Ltd.	148,000	2,074,863
Daihen Corp.	95,000	492,780
Daiichi Sankyo Co. Ltd.	512,100	12,448,919
Daiichikosho Co. Ltd.	36,000	1,541,007
Daikin Industries Ltd.	188,100	15,618,304
Daikyo Inc.	298,000	490,191
Daio Paper Corp.[b]	65,200	664,827
Daiseki Co. Ltd.	41,200	788,613
Daishi Bank Ltd. (The)	243,000	872,116
Daito Trust Construction Co. Ltd.	57,500	8,327,141
Daiwa House Industry Co. Ltd.	483,100	13,378,432
Daiwa House REIT Investment Corp.	265	1,429,085
Daiwa House Residential Investment Corp.	549	1,355,632
Daiwa Office Investment Corp.	261	1,692,920
Daiwa Securities Group Inc.	1,323,000	7,990,304
Daiwabo Holdings Co. Ltd.	255,000	512,407
DCM Holdings Co. Ltd.	76,500	588,434
Dena Co. Ltd.	89,600	1,560,955
Denka Co. Ltd.	371,000	1,615,833
Denso Corp.	389,200	15,463,238
Dentsu Inc.	175,200	9,284,396

Security	Shares	Value

DIC Corp.	688,000	$1,652,563
Digital Garage Inc.	36,500	747,091
Disco Corp.	21,500	1,900,930
DMG Mori Co. Ltd.	85,400	1,017,664
Don Quijote Holdings Co. Ltd.	93,400	3,469,928
Doshisha Co. Ltd.	24,800	479,103
Doutor Nichires Holdings Co. Ltd.	25,300	450,219
Dowa Holdings Co. Ltd.	221,000	1,443,796
DTS Corp.	28,100	575,158
Duskin Co. Ltd.	39,300	735,716
Earth Chemical Co. Ltd.	14,600	622,917
East Japan Railway Co.	266,600	24,478,512
Ebara Corp.	359,000	1,694,425
EDION Corp.[b]	66,400	550,463
Eighteenth Bank Ltd. (The)	110,000	268,330
Eisai Co. Ltd.	202,700	12,948,778
Eizo Corp.	18,700	482,727
Electric Power Development Co. Ltd.	121,300	3,758,208
Enplas Corp.	13,500	393,663
EPS Holdings Inc.	32,400	419,100
Euglena Co. Ltd.[a,b]	59,500	865,293
Exedy Corp.	27,300	662,375
Ezaki Glico Co. Ltd.	35,200	1,839,039
FamilyMart Co. Ltd.	47,300	2,559,624
Fancl Corp.	43,400	592,620
FANUC Corp.	156,700	24,172,471
Fast Retailing Co. Ltd.	42,700	11,647,269
FCC Co. Ltd.	28,800	501,466
Fields Corp.[b]	18,400	281,516
Foster Electric Co. Ltd.	22,900	497,617
FP Corp.	21,000	948,970
France Bed Holdings Co. Ltd.	46,200	431,364
Frontier Real Estate Investment Corp.	354	1,799,860
Fuji Co. Ltd./Ehime	18,800	428,906
Fuji Electric Co. Ltd.	477,000	2,117,622
Fuji Heavy Industries Ltd.	479,800	16,663,739
Fuji Kyuko Co. Ltd.	50,000	682,275
Fuji Machine Manufacturing Co. Ltd.	57,700	619,091

21

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Fuji Oil Holdings Inc.	50,700	$968,084
Fuji Seal International Inc.	21,200	746,988
Fuji Soft Inc.	22,600	526,795
FUJIFILM Holdings Corp.	372,300	15,898,301
Fujikura Ltd.	235,000	1,192,626
Fujimi Inc.	22,600	309,656
Fujitec Co. Ltd.	66,200	680,593
Fujitsu General Ltd.	47,000	841,208
Fujitsu Ltd.	1,493,000	5,453,193
Fujiya Co. Ltd.[a]	237,000	431,936
Fukuoka Financial Group Inc.	612,000	2,162,120
Fukuoka REIT Corp.	588	1,083,729
Fukuyama Transporting Co. Ltd.	86,000	448,507
Funai Electric Co. Ltd.[a,b]	30,600	264,545
Furukawa Co. Ltd.	357,000	537,193
Furukawa Electric Co. Ltd.	574,000	1,443,114
Futaba Corp.	36,700	577,280
Fuyo General Lease Co. Ltd.	14,300	622,814
Geo Holdings Corp.	38,700	657,569
Global One Real Estate Investment Corp.	160	671,433
Glory Ltd.	48,400	1,642,058
GLP J-REIT	1,819	2,233,904
GMO Internet Inc.	70,000	860,321
GMO Payment Gateway Inc.[b]	14,900	981,775
Goldcrest Co. Ltd.	22,700	336,061
Gree Inc.	121,000	695,500
GS Yuasa Corp.	340,000	1,442,684
GungHo Online Entertainment Inc.[b]	366,000	985,168
Gunma Bank Ltd. (The)	308,000	1,263,723
Gunze Ltd.	165,000	470,349
H2O Retailing Corp.	66,900	1,138,604
Hachijuni Bank Ltd. (The)	336,200	1,523,968
Hakuhodo DY Holdings Inc.	196,600	2,311,536
Hamamatsu Photonics KK	113,500	3,272,559
Hankyu Hanshin Holdings Inc.	901,000	5,852,563
Hankyu REIT Inc.	516	658,775
Hanwa Co. Ltd.	148,000	684,705
Haseko Corp.	218,600	2,083,948

Security	Shares	Value

Hazama Ando Corp.	150,600	$755,850
Heiwa Corp.	45,600	982,364
Heiwa Real Estate Co. Ltd.	44,200	568,843
Heiwa Real Estate REIT Inc.	871	733,465
Heiwado Co. Ltd.	27,900	590,360
Hibiya Engineering Ltd.	17,700	254,594
Hikari Tsushin Inc.	15,200	1,170,597
Hino Motors Ltd.	211,400	2,137,808
Hirose Electric Co. Ltd.	24,000	3,030,422
Hiroshima Bank Ltd. (The)	414,000	1,555,475
HIS Co. Ltd.	35,000	891,397
Hisamitsu Pharmaceutical Co. Inc.	48,000	2,346,278
Hitachi Capital Corp.	40,600	909,179
Hitachi Chemical Co. Ltd.	84,200	1,476,323
Hitachi Construction Machinery Co. Ltd.	82,600	1,364,894
Hitachi High-Technologies Corp.	55,200	1,558,054
Hitachi Koki Co. Ltd.	54,800	384,642
Hitachi Kokusai Electric Inc.	46,000	503,874
Hitachi Ltd.	3,866,000	18,629,932
Hitachi Maxell Ltd.	30,000	465,162
Hitachi Metals Ltd.	164,000	1,747,371
Hitachi Transport System Ltd.	37,800	654,995
Hitachi Zosen Corp.	152,100	798,918
Hogy Medical Co. Ltd.	11,700	661,573
Hokkaido Electric Power Co. Inc.	172,300	1,613,576
Hokkoku Bank Ltd. (The)	238,000	689,565
Hokuetsu Bank Ltd. (The)	231,000	408,047
Hokuetsu Kishu Paper Co. Ltd.	110,700	720,101
Hokuhoku Financial Group Inc.	998,000	1,305,855
Hokuriku Electric Power Co.	141,000	1,892,387
Hokuto Corp.	24,200	481,308
Honda Motor Co. Ltd.	1,313,800	36,745,142
HORIBA Ltd.	31,700	1,241,394
Hoshino Resorts REIT Inc.	74	908,790
Hoshizaki Electric Co. Ltd.	33,800	2,928,417
Hosiden Corp.	67,600	441,632
House Foods Group Inc.	46,600	918,106

22

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Hoya Corp.	336,100	$13,384,944
Hulic Co. Ltd.	237,700	2,443,759
Hulic Reit Inc.	836	1,454,083
Hyakugo Bank Ltd. (The)	207,000	791,280
Hyakujushi Bank Ltd. (The)	196,000	580,700
Ibiden Co. Ltd.	86,000	1,120,464
IBJ Leasing Co. Ltd.	29,000	516,604
Ichibanya Co. Ltd.	7,900	507,248
Ichigo Inc.	165,900	745,810
Ichigo Office REIT Investment	888	692,174
Idec Corp./Japan	63,000	595,289
Idemitsu Kosan Co. Ltd.	69,700	1,534,775
Ihara Chemical Industry Co. Ltd.	30,700	406,866
IHI Corp.	1,128,000	2,582,924
Iida Group Holdings Co. Ltd.	116,600	2,278,710
Iino Kaiun Kaisha Ltd.	108,600	440,510
Inaba Denki Sangyo Co. Ltd.	22,300	728,431
Inabata & Co. Ltd.	43,400	438,077
Industrial & Infrastructure Fund Investment Corp.	262	1,334,548
INPEX Corp.	743,200	6,169,543
Internet Initiative Japan Inc.	32,700	661,977
Invincible Investment Corp.	2,507	1,926,028
Iriso Electronics Co. Ltd.	9,500	474,134
Iseki & Co. Ltd.[b]	326,000	712,968
Isetan Mitsukoshi Holdings Ltd.	281,700	3,117,275
Ishihara Sangyo Kaisha Ltd.[a]	625,000	443,946
Isuzu Motors Ltd.	472,100	5,274,971
IT Holdings Corp.	59,800	1,468,242
Ito EN Ltd.	51,900	1,629,833
ITOCHU Corp.	1,259,600	16,658,106
ITOCHU Enex Co. Ltd.	51,100	431,266
Itochu Techno-Solutions Corp.	41,300	833,759
Itoham Yonekyu Holdings Inc.[a]	107,300	811,306
Iwatani Corp.	158,000	950,998
Iyo Bank Ltd. (The)	215,900	1,477,067
Izumi Co. Ltd.	31,100	1,246,965

Security	Shares	Value

J Front Retailing Co. Ltd.	194,400	$2,436,473
J Trust Co. Ltd.	74,600	578,003
J-Oil Mills Inc.	98,000	320,576
Jaccs Co. Ltd.	154,000	626,104
Jafco Co. Ltd.	31,500	915,604
Japan Airlines Co. Ltd.	93,000	3,435,946
Japan Airport Terminal Co. Ltd.[b]	35,500	1,332,142
Japan Aviation Electronics Industry Ltd.	51,000	715,463
Japan Communications Inc.[a,b]	185,900	357,918
Japan Display Inc.[a,b]	330,600	667,411
Japan Excellent Inc.	967	1,384,592
Japan Exchange Group Inc.	448,500	7,025,431
Japan Hotel REIT Investment Corp.	2,673	2,448,283
Japan Logistics Fund Inc.	723	1,615,676
Japan Petroleum Exploration Co. Ltd.	31,800	763,533
Japan Post Bank Co. Ltd.	317,400	3,989,934
Japan Post Holdings Co. Ltd.	355,200	4,929,875
Japan Prime Realty Investment Corp.	687	3,072,382
Japan Pulp & Paper Co. Ltd.	46,000	138,436
Japan Real Estate Investment Corp.	1,044	6,576,532
Japan Rental Housing Investments Inc.	1,218	964,200
Japan Retail Fund Investment Corp.	2,032	5,053,649
Japan Securities Finance Co. Ltd.	107,700	433,840
Japan Steel Works Ltd. (The)	288,000	1,154,746
Japan Tobacco Inc.	881,000	37,300,154
JFE Holdings Inc.	384,300	5,673,180
JGC Corp.	168,000	2,958,194
Joyo Bank Ltd. (The)	467,000	1,689,135
JSP Corp.	18,300	323,600
JSR Corp.	145,300	2,065,529
JTEKT Corp.	166,900	2,232,197
Juroku Bank Ltd. (The)	272,000	828,749

23

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

JVC Kenwood Corp.	165,300	$427,946
JX Holdings Inc.	1,778,000	7,820,242
K’s Holdings Corp.	33,100	1,143,086
kabu.com Securities Co. Ltd.	178,600	592,579
Kadokawa Dwango[a]	48,400	711,106
Kagome Co. Ltd.[b]	61,300	1,337,205
Kajima Corp.	689,000	4,411,094
Kakaku.com Inc.	122,000	2,272,499
Kaken Pharmaceutical Co. Ltd.	27,800	1,577,139
Kamigumi Co. Ltd.	180,000	1,678,957
Kanamoto Co. Ltd.	24,200	638,955
Kaneka Corp.	225,000	1,959,905
Kanematsu Corp.	345,000	538,483
Kansai Electric Power Co. Inc. (The)[a]	570,500	5,210,455
Kansai Paint Co. Ltd.	191,200	3,470,353
Kansai Urban Banking Corp.	25,900	253,687
Kao Corp.	403,300	23,053,253
Kappa Create Co. Ltd.[b]	29,300	344,770
Kato Sangyo Co. Ltd.	21,100	534,032
Kato Works Co. Ltd.	128,000	509,631
Kawasaki Heavy Industries Ltd.	1,137,000	3,358,026
Kawasaki Kisen Kaisha Ltd.[b]	673,000	1,484,443
KDDI Corp.	1,402,300	41,533,611
Keihan Holdings Co. Ltd.	418,000	3,094,126
Keihin Corp.	40,400	615,090
Keikyu Corp.	360,000	3,341,091
Keio Corp.	458,000	4,152,157
Keisei Electric Railway Co. Ltd.	220,000	3,131,548
Keiyo Bank Ltd. (The)	207,000	783,541
Kenedix Inc.[b]	195,800	869,246
Kenedix Office Investment Corp.	337	2,000,047
Kenedix Residential Investment Corp.	312	880,639
Kenedix Retail REIT Corp.	529	1,411,557
Kewpie Corp.	79,000	2,134,576
KEY Coffee Inc.	28,300	485,619
Keyence Corp.	36,700	23,036,329

Security	Shares	Value

Kikkoman Corp.	118,000	$3,898,593
Kinden Corp.	115,000	1,384,364
Kintetsu Group Holdings Co. Ltd.	1,418,000	5,963,830
Kintetsu World Express Inc.	43,300	588,422
Kirin Holdings Co. Ltd.	652,400	9,704,141
Kisoji Co. Ltd.	25,700	551,735
Kissei Pharmaceutical Co. Ltd.	23,800	567,890
Kitz Corp.	73,700	306,524
Kiyo Bank Ltd. (The)	64,600	804,821
Koa Corp.	39,300	284,663
Kobayashi Pharmaceutical Co. Ltd.	20,900	1,722,866
Kobe Steel Ltd.	2,389,000	2,411,440
Koei Tecmo Holdings Co. Ltd.	40,200	649,242
Kohnan Shoji Co. Ltd.	31,400	551,727
Koito Manufacturing Co. Ltd.	83,700	3,786,233
Kokuyo Co. Ltd.	71,200	963,574
Komatsu Ltd.	744,500	13,265,940
Komeri Co. Ltd.	26,700	687,245
Komori Corp.	44,800	547,674
Konami Holdings Corp.	76,400	2,452,769
Konica Minolta Inc.	360,100	3,257,879
Konishi Co. Ltd.	40,600	522,133
Kose Corp.	25,000	2,397,308
Kubota Corp.	903,000	14,005,594
Kumagai Gumi Co. Ltd.	335,000	933,034
Kurabo Industries Ltd.	211,000	384,551
Kuraray Co. Ltd.	285,000	3,745,128
Kureha Corp.	126,000	443,965
Kurita Water Industries Ltd.	87,800	2,168,023
Kuroda Electric Co. Ltd.	33,000	524,015
KYB Corp.	152,000	528,473
Kyocera Corp.	257,600	13,176,735
Kyoei Steel Ltd.	15,800	249,711
Kyokuto Kaihatsu Kogyo Co. Ltd.	50,400	516,742
KYORIN Holdings Inc.	40,200	820,569
Kyoritsu Maintenance Co. Ltd.	9,900	782,784
Kyowa Exeo Corp.	75,200	879,951
Kyowa Hakko Kirin Co. Ltd.	187,000	3,467,527

24

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Kyushu Electric Power Co. Inc.	348,500	$3,621,964
Kyushu Financial Group Inc.	288,300	1,568,210
Laox Co. Ltd.[a,b]	237,000	259,162
Lawson Inc.	52,200	4,146,923
Leopalace21 Corp.	203,700	1,269,853
Lintec Corp.	36,600	727,929
Lion Corp.	172,000	2,166,980
LIXIL Group Corp.	216,000	4,647,245
M3 Inc.	158,000	4,444,881
Mabuchi Motor Co. Ltd.	40,600	2,132,548
Maeda Corp.	109,000	850,647
Maeda Road Construction Co. Ltd.	53,000	987,233
Makino Milling Machine Co. Ltd.	106,000	668,723
Makita Corp.	95,100	6,150,680
Mandom Corp.	16,700	777,289
Mani Inc.	26,700	449,679
Mars Engineering Corp.	11,800	216,160
Marubeni Corp.	1,292,700	7,081,186
Marudai Food Co. Ltd.	94,000	399,738
Maruha Nichiro Corp.	37,800	859,902
Marui Group Co. Ltd.	175,700	2,780,131
Maruichi Steel Tube Ltd.	31,000	930,043
Maruwa Co. Ltd./Aichi	16,700	488,537
Matsui Securities Co. Ltd.	105,700	941,465
Matsumotokiyoshi Holdings Co. Ltd.	29,100	1,482,266
Matsuya Co. Ltd.[b]	39,600	323,477
Mazda Motor Corp.	431,300	7,032,131
McDonald’s Holdings Co. Japan Ltd.[b]	51,700	1,289,178
MCUBS MidCity Investment Corp.	209	711,024
Medipal Holdings Corp.	117,900	1,938,278
Megachips Corp.[b]	45,000	475,256
MEGMILK SNOW BRAND Co. Ltd.	36,000	854,956
Meidensha Corp.	162,000	699,509
MEIJI Holdings Co. Ltd.	98,500	7,898,780
Meitec Corp.	28,300	1,015,674
Melco Holdings Inc.	17,100	349,528
Micronics Japan Co. Ltd.[b]	32,400	301,001
Milbon Co. Ltd.	11,700	523,244

Security	Shares	Value

Minato Bank Ltd. (The)	136,000	$199,561
Minebea Co. Ltd.	265,000	2,276,134
Miraca Holdings Inc.	45,900	2,018,407
MIRAIT Holdings Corp.	63,000	569,971
Misawa Homes Co. Ltd.	52,000	369,363
MISUMI Group Inc.	210,800	3,061,668
Mitsuba Corp.	35,700	532,856
Mitsubishi Chemical Holdings Corp.	1,077,300	5,857,967
Mitsubishi Corp.	1,079,100	18,789,320
Mitsubishi Electric Corp.	1,558,000	17,444,591
Mitsubishi Estate Co. Ltd.	1,000,000	19,823,356
Mitsubishi Gas Chemical Co. Inc.	305,000	1,730,314
Mitsubishi Heavy Industries Ltd.	2,428,000	9,020,328
Mitsubishi Logistics Corp.	88,000	1,247,684
Mitsubishi Materials Corp.	866,000	2,857,124
Mitsubishi Motors Corp.	503,700	2,113,756
Mitsubishi Paper Mills Ltd.[a]	797,000	618,263
Mitsubishi Pencil Co. Ltd.	17,700	875,116
Mitsubishi Shokuhin Co. Ltd.	11,100	291,933
Mitsubishi Steel Manufacturing Co. Ltd.	188,000	321,548
Mitsubishi Tanabe Pharma Corp.	179,500	3,293,224
Mitsubishi UFJ Financial Group Inc.	10,263,800	49,892,073
Mitsubishi UFJ Lease & Finance Co. Ltd.	392,260	1,781,750
Mitsui & Co. Ltd.	1,349,200	16,916,228
Mitsui Chemicals Inc.	656,000	2,280,779
Mitsui Engineering & Shipbuilding Co. Ltd.	653,000	1,055,834
Mitsui Fudosan Co. Ltd.	754,000	19,203,234
Mitsui Mining & Smelting Co. Ltd.	554,000	1,076,985
Mitsui OSK Lines Ltd.	859,000	1,902,734
Mitsui Sugar Co. Ltd.	121,000	556,400
Mitsui-Soko Holdings Co. Ltd.	174,000	479,742
Mitsumi Electric Co. Ltd.	92,500	468,573
Miura Co. Ltd.	72,900	1,404,242
Mixi Inc.	36,600	1,293,032

25

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Miyazaki Bank Ltd. (The)	141,000	$366,354
Mizuho Financial Group Inc.	18,822,400	29,519,124
Modec Inc.	15,700	245,783
Monex Group Inc.	215,300	575,502
MonotaRO Co. Ltd.	51,700	1,621,136
Mori Hills REIT Investment Corp.	1,240	1,872,835
MORI TRUST Sogo REIT Inc.	765	1,511,482
Morinaga & Co. Ltd./Japan	175,000	861,956
Morinaga Milk Industry Co. Ltd.	165,000	886,724
Morita Holdings Corp.	37,100	456,317
MOS Food Services Inc.	25,900	700,543
MS&AD Insurance Group Holdings Inc.	410,400	11,386,255
Murata Manufacturing Co. Ltd.	161,900	22,387,126
Murata Manufacturing Co. Ltd. New[a]	92,000	355,119
Musashi Seimitsu Industry Co. Ltd.	24,200	482,666
Musashino Bank Ltd. (The)	27,200	712,826
Nabtesco Corp.	99,500	2,332,315
Nachi-Fujikoshi Corp.	186,000	627,562
Nagaileben Co. Ltd.	23,300	491,065
Nagase & Co. Ltd.	72,500	837,516
Nagoya Railroad Co. Ltd.	692,000	3,570,111
Nakanishi Inc.	16,400	540,306
Nankai Electric Railway Co. Ltd.	428,000	2,324,109
Nanto Bank Ltd. (The)	173,000	499,621
NEC Corp.	2,078,000	5,243,796
NEC Networks & System Integration Corp.	27,700	441,150
NET One Systems Co. Ltd.	112,400	595,643
Nexon Co. Ltd.	105,900	1,646,970
NGK Insulators Ltd.	211,000	4,563,335
NGK Spark Plug Co. Ltd.	142,800	3,004,279
NH Foods Ltd.	140,000	3,180,896
NHK Spring Co. Ltd.	132,500	1,221,038
Nichi-Iko Pharmaceutical Co. Ltd.	39,500	975,363
Nichicon Corp.	58,500	407,879
Nichiha Corp.	27,900	440,423

Security	Shares	Value

Nichii Gakkan Co.[b]	46,900	$359,876
Nichirei Corp.	200,000	1,794,476
Nidec Corp.	180,400	13,800,402
Nifco Inc./Japan	37,600	1,862,517
Nihon Kohden Corp.	60,600	1,579,638
Nihon M&A Center Inc.	28,300	1,676,919
Nihon Parkerizing Co. Ltd.	84,500	776,331
Nihon Unisys Ltd.	56,900	714,740
Nikkon Holdings Co. Ltd.	47,300	915,099
Nikon Corp.	265,400	3,996,069
Nintendo Co. Ltd.	85,400	12,096,238
Nippo Corp.	48,000	809,309
Nippon Accommodations Fund Inc.	367	1,574,401
Nippon Building Fund Inc.	1,133	7,264,246
Nippon Coke & Engineering Co. Ltd.	547,600	409,440
Nippon Denko Co. Ltd.	162,000	267,994
Nippon Electric Glass Co. Ltd.	313,000	1,711,342
Nippon Express Co. Ltd.	659,000	3,135,016
Nippon Flour Mills Co. Ltd.	107,000	843,039
Nippon Gas Co. Ltd.	32,700	786,976
Nippon Kayaku Co. Ltd.	131,000	1,458,208
Nippon Light Metal Holdings Co. Ltd.	418,200	758,267
Nippon Paint Holdings Co. Ltd.	119,900	3,308,050
Nippon Paper Industries Co. Ltd.	74,800	1,472,301
Nippon Prologis REIT Inc.	1,268	3,088,376
NIPPON REIT Investment Corp.	338	898,427
Nippon Road Co. Ltd. (The)	98,000	466,209
Nippon Seiki Co. Ltd.	35,000	685,967
Nippon Sharyo Ltd.[a,b]	129,000	318,295
Nippon Sheet Glass Co. Ltd.[a]	769,000	618,104
Nippon Shinyaku Co. Ltd.	40,000	1,867,377
Nippon Shokubai Co. Ltd.	22,100	1,195,934
Nippon Signal Co. Ltd.	60,700	524,200
Nippon Soda Co. Ltd.	117,000	636,422
Nippon Steel & Sumikin Bussan Corp.	140,720	511,613

26

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Nippon Steel & Sumitomo Metal Corp.	600,400	$13,125,245
Nippon Suisan Kaisha Ltd.	194,400	1,104,680
Nippon Telegraph & Telephone Corp.	555,400	25,248,522
Nippon Thompson Co. Ltd.	94,000	352,297
Nippon Yakin Kogyo Co. Ltd.[a,b]	373,700	506,440
Nippon Yusen KK	1,275,000	2,585,868
Nipro Corp.	94,400	947,573
Nishi-Nippon City Bank Ltd. (The)	514,000	960,793
Nishi-Nippon Railroad Co. Ltd.	287,000	1,789,140
Nishimatsu Construction Co. Ltd.	234,000	1,041,021
Nishimatsuya Chain Co. Ltd.	51,600	602,350
Nissan Chemical Industries Ltd.	95,000	2,624,609
Nissan Motor Co. Ltd.	1,970,800	18,419,552
Nissan Shatai Co. Ltd.	64,800	662,566
Nissha Printing Co. Ltd.	28,600	473,660
Nisshin OilliO Group Ltd. (The)	132,000	569,971
Nisshin Seifun Group Inc.	175,000	2,942,427
Nisshin Steel Co. Ltd.	75,600	1,055,623
Nisshinbo Holdings Inc.	114,300	1,287,270
Nissin Foods Holdings Co. Ltd.	51,400	2,440,413
Nissin Kogyo Co. Ltd.	35,300	501,481
Nitori Holdings Co. Ltd.	59,600	5,726,324
Nitta Corp.	17,400	441,200
Nitto Boseki Co. Ltd.[a]	140,000	447,498
Nitto Denko Corp.	132,100	7,452,270
Nitto Kogyo Corp.	29,600	489,391
Noevir Holdings Co. Ltd.	17,600	510,753
NOF Corp.	130,000	1,055,844
NOK Corp.	76,400	1,332,421
Nomura Co. Ltd.	41,700	723,353
Nomura Holdings Inc.	2,896,600	12,964,921
Nomura Real Estate Holdings Inc.	98,000	1,853,844
Nomura Real Estate Master Fund Inc.	2,929	4,651,031

Security	Shares	Value

Nomura Research Institute Ltd.	101,200	$3,679,312
Noritake Co. Ltd./Nagoya Japan	129,000	291,771
Noritz Corp.	26,600	456,447
North Pacific Bank Ltd.	301,200	791,039
NS Solutions Corp.	32,600	586,523
NSD Co. Ltd.	43,100	694,466
NSK Ltd.	373,700	3,443,789
NTN Corp.	362,000	1,184,167
NTT Data Corp.	101,400	5,439,843
NTT DOCOMO Inc.	1,145,700	27,808,616
NTT Urban Development Corp.	81,000	790,355
Obara Group Inc.	12,200	460,657
Obayashi Corp.	529,000	5,344,633
OBIC Business Consultants Co. Ltd.	11,600	502,509
Obic Co. Ltd.	52,600	2,856,264
Odakyu Electric Railway Co. Ltd.	500,000	5,575,027
Ogaki Kyoritsu Bank Ltd. (The)	239,000	759,475
Ohsho Food Service Corp.	11,000	355,204
Oiles Corp.	27,700	461,602
Oita Bank Ltd. (The)	154,000	482,172
Oji Holdings Corp.	629,000	2,663,087
Okabe Co. Ltd.	53,100	402,983
Okamoto Industries Inc.	65,000	495,117
Okasan Securities Group Inc.	169,000	930,333
Oki Electric Industry Co. Ltd.	748,000	1,083,602
Okinawa Electric Power Co. Inc. (The)	27,700	719,716
OKUMA Corp.	111,000	912,940
Okumura Corp.	139,000	750,895
Olympus Corp.	219,900	8,930,001
Omron Corp.	156,200	5,197,177
Ono Pharmaceutical Co. Ltd.	333,400	15,511,615
Onward Holdings Co. Ltd.	81,000	569,298
Oracle Corp. Japan	32,900	1,817,272
Orient Corp.[a]	343,300	715,509
Oriental Land Co. Ltd./Japan	161,000	11,436,048

27

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

ORIX Corp.	1,059,400	$15,708,567
Orix JREIT Inc.	1,793	3,023,106
Osaka Gas Co. Ltd.	1,558,000	5,777,975
OSAKA Titanium Technologies Co. Ltd.[b]	21,500	303,024
OSG Corp.	62,200	1,185,925
Otsuka Corp.	44,700	2,222,571
Otsuka Holdings Co. Ltd.	315,000	12,647,694
Oyo Corp.	29,100	317,667
Pacific Metals Co. Ltd.[a,b]	180,000	590,495
Pack Corp. (The)	21,300	513,613
Pal Co. Ltd.	13,000	326,959
PALTAC Corp.	30,100	551,953
Panasonic Corp.	1,770,700	16,456,695
Paramount Bed Holdings Co. Ltd.	19,400	745,212
Park24 Co. Ltd.	77,900	2,246,100
Penta-Ocean Construction Co. Ltd.	264,300	1,225,224
PeptiDream Inc.[a,b]	23,600	1,402,832
Pigeon Corp.	84,200	2,304,984
Pilot Corp.	29,000	1,193,934
Pioneer Corp.[a]	259,600	723,032
Plenus Co. Ltd.	21,000	392,149
Pola Orbis Holdings Inc.	18,300	1,503,407
Premier Investment Corp.	1,081	1,394,252
Press Kogyo Co. Ltd.	136,200	483,724
Prima Meat Packers Ltd.	162,000	458,769
Proto Corp.	12,400	164,568
Raito Kogyo Co. Ltd.	49,100	532,324
Rakuten Inc.	771,000	8,794,855
Recruit Holdings Co. Ltd.	115,700	3,692,841
Relia Inc.	53,200	568,322
Relo Holdings Inc.	9,100	1,211,973
Rengo Co. Ltd.	158,000	883,069
Resona Holdings Inc.	1,751,300	6,435,919
Resorttrust Inc.	57,700	1,241,956
Ricoh Co. Ltd.	549,400	5,822,885
Ricoh Leasing Co. Ltd.	14,700	436,212
Riken Corp.	120,000	399,271
Ringer Hut Co. Ltd.	24,900	530,837
Rinnai Corp.	29,400	2,684,593
Riso Kagaku Corp.	20,700	332,376
Rohm Co. Ltd.	75,200	3,443,899
Rohto Pharmaceutical Co. Ltd.	79,200	1,400,499

Security	Shares	Value

Round One Corp.	76,400	$457,707
Royal Holdings Co. Ltd.	28,800	562,838
Ryobi Ltd.	122,000	464,078
Ryohin Keikaku Co. Ltd.	19,300	4,450,030
Ryosan Co. Ltd.	28,200	702,397
Ryoyo Electro Corp.	36,600	451,535
Saizeriya Co. Ltd.	25,800	466,351
Sakai Chemical Industry Co. Ltd.	137,000	389,252
Sakata Seed Corp.	30,300	784,155
San-A Co. Ltd.	14,600	691,827
San-in Godo Bank Ltd. (The)	120,800	808,382
Sanden Holdings Corp.	163,000	502,734
Sangetsu Co. Ltd.	41,400	766,129
Sanken Electric Co. Ltd.	132,000	457,704
Sankyo Co. Ltd.	35,900	1,399,159
Sankyo Tateyama Inc.	28,700	406,111
Sankyu Inc.	230,000	1,111,360
Sanrio Co. Ltd.[b]	40,300	815,831
Santen Pharmaceutical Co. Ltd.	305,600	4,558,508
Sanwa Holdings Corp.	182,800	1,465,885
Sanyo Shokai Ltd.	150,000	368,709
Sanyo Special Steel Co. Ltd.	84,000	394,897
Sapporo Holdings Ltd.	278,000	1,530,371
Sato Holdings Corp.	23,600	505,769
Sawada Holdings Co. Ltd.	19,800	199,490
Sawai Pharmaceutical Co. Ltd.	25,900	1,713,837
SBI Holdings Inc./Japan	169,800	1,844,082
SCREEN Holdings Co. Ltd.	162,000	1,314,230
SCSK Corp.	40,200	1,508,510
Secom Co. Ltd.	169,800	13,402,131
Sega Sammy Holdings Inc.	147,700	1,659,287
Seibu Holdings Inc.	96,500	2,106,865
Seikagaku Corp.	31,300	495,558
Seiko Epson Corp.	219,500	3,787,065
Seiko Holdings Corp.	122,000	475,480
Seino Holdings Co. Ltd.	111,800	1,179,702
Seiren Co. Ltd.	51,400	546,691
Sekisui Chemical Co. Ltd.	339,000	4,394,532
Sekisui House Ltd.	481,500	8,692,156
Sekisui House Reit Inc.	625	737,184

28

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Sekisui House SI Residential Investment Corp.	928	$998,297
Senko Co. Ltd.	82,000	540,306
Senshu Ikeda Holdings Inc.	208,600	809,094
Seria Co. Ltd.	16,800	993,916
Seven & I Holdings Co. Ltd.	604,800	25,679,764
Seven Bank Ltd.	486,800	2,142,930
Sharp Corp./Japan[a,b]	1,281,000	1,771,933
Shiga Bank Ltd. (The)	184,000	828,899
Shikoku Chemicals Corp.	41,000	344,493
Shikoku Electric Power Co. Inc.	155,700	1,977,628
Shima Seiki Manufacturing Ltd.	27,700	470,922
Shimachu Co. Ltd.	38,300	919,601
Shimadzu Corp.	206,000	3,261,498
Shimamura Co. Ltd.	17,400	2,411,720
Shimano Inc.	63,500	9,543,250
Shimizu Corp.	495,000	4,547,736
Shin-Etsu Chemical Co. Ltd.	330,800	19,178,021
Shinko Electric Industries Co. Ltd.	62,800	365,079
Shinko Plantech Co. Ltd.	33,600	264,416
ShinMaywa Industries Ltd.	113,000	808,991
Shinsei Bank Ltd.	1,421,000	2,071,835
Shionogi & Co. Ltd.	240,300	12,673,610
Ship Healthcare Holdings Inc.	36,300	927,220
Shiseido Co. Ltd.	287,000	6,665,685
Shizuoka Bank Ltd. (The)	430,000	3,315,575
Shizuoka Gas Co. Ltd.	86,600	604,610
SHO-BOND Holdings Co. Ltd.[b]	20,300	895,518
Shochiku Co. Ltd.	85,000	864,339
Showa Corp.	58,400	525,625
Showa Denko KK	1,136,000	1,220,992
Showa Sangyo Co. Ltd.	90,000	405,440
Showa Shell Sekiyu KK	145,400	1,560,065
SIIX Corp.	14,300	437,707
Sintokogio Ltd.	62,100	539,773
SKY Perfect JSAT Holdings Inc.	161,500	883,009
Skylark Co. Ltd.	87,200	1,141,803
SMC Corp./Japan	43,400	11,091,855

Security	Shares	Value

SoftBank Group Corp.	775,500	$43,401,037
Sohgo Security Services Co. Ltd.	50,700	2,909,463
Sojitz Corp.	917,200	1,911,637
Sompo Japan Nipponkoa Holdings Inc.	268,000	7,365,335
Sony Corp.	1,011,500	26,262,414
Sony Financial Holdings Inc.	147,200	1,912,314
Sosei Group Corp.[a,b]	12,700	2,667,125
Sotetsu Holdings Inc.	321,000	2,109,099
Square Enix Holdings Co. Ltd.	66,000	1,751,241
St. Marc Holdings Co. Ltd.	18,900	523,219
Stanley Electric Co. Ltd.	112,900	2,418,494
Star Micronics Co. Ltd.	44,800	536,369
Start Today Co. Ltd.	50,900	2,207,355
Sugi Holdings Co. Ltd.	32,300	1,606,019
Sumco Corp.	157,800	1,069,256
Sumitomo Bakelite Co. Ltd.	159,000	679,125
Sumitomo Chemical Co. Ltd.	1,187,000	5,613,552
Sumitomo Corp.	883,800	9,664,433
Sumitomo Dainippon Pharma Co. Ltd.	129,200	1,718,320
Sumitomo Electric Industries Ltd.	593,400	7,459,442
Sumitomo Forestry Co. Ltd.	99,900	1,198,856
Sumitomo Heavy Industries Ltd.	463,000	2,046,815
Sumitomo Metal Mining Co. Ltd.	382,000	4,469,966
Sumitomo Mitsui Construction Co. Ltd.	828,000	742,913
Sumitomo Mitsui Financial Group Inc.	1,014,400	32,358,028
Sumitomo Mitsui Trust Holdings Inc.	2,747,000	8,847,294
Sumitomo Osaka Cement Co. Ltd.	329,000	1,445,208
Sumitomo Real Estate Sales Co. Ltd.	18,400	381,947
Sumitomo Realty & Development Co. Ltd.	288,000	8,734,614
Sumitomo Riko Co. Ltd.	35,800	317,196

29

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Sumitomo Rubber Industries Ltd.	133,800	$2,125,894
Sumitomo Warehouse Co. Ltd. (The)	110,000	568,531
Sundrug Co. Ltd.	27,500	2,025,328
Suntory Beverage & Food Ltd.	111,900	5,009,589
Suruga Bank Ltd.	151,100	3,050,386
Suzuken Co. Ltd./Aichi Japan	63,600	2,273,658
Suzuki Motor Corp.	292,000	8,391,981
Sysmex Corp.	117,600	7,693,817
T&D Holdings Inc.	462,700	4,676,948
T-Gaia Corp.	27,900	351,504
Tachi-S Co. Ltd.	31,000	434,889
Tadano Ltd.	108,400	1,087,090
Taiheiyo Cement Corp.	942,000	2,570,812
Taikisha Ltd.	29,200	689,916
Taisei Corp.	842,000	5,886,406
Taisho Pharmaceutical Holdings Co. Ltd.	25,600	2,153,372
Taiyo Holdings Co. Ltd.	17,700	608,776
Taiyo Nippon Sanso Corp.	128,700	1,235,337
Taiyo Yuden Co. Ltd.	86,900	917,772
Takara Holdings Inc.	141,600	1,237,404
Takasago Thermal Engineering Co. Ltd.	49,300	635,401
Takashimaya Co. Ltd.	224,000	1,689,500
Takata Corp.[a,b]	59,200	227,405
Takeda Pharmaceutical Co. Ltd.	634,700	31,214,462
Tamron Co. Ltd.	19,000	315,557
TDK Corp.	98,500	6,057,573
TechnoPro Holdings Inc.	29,900	857,919
Teijin Ltd.	735,000	2,727,183
Tekken Corp.[b]	204,000	524,324
Temp Holdings Co. Ltd.	107,000	1,670,078
Terumo Corp.	247,100	9,757,442
THK Co. Ltd.	98,600	2,019,091
Toa Corp./Tokyo	208,000	472,396
Toagosei Co. Ltd.	91,000	847,105
Tobu Railway Co. Ltd.	775,000	4,070,751
TOC Co. Ltd.	41,400	343,597
Tocalo Co. Ltd.	26,800	495,447
Tochigi Bank Ltd. (The)	119,000	473,798

Security	Shares	Value

Toda Corp.	185,000	$890,462
Toho Bank Ltd. (The)	186,000	634,516
Toho Co. Ltd./Tokyo	92,800	2,437,198
Toho Gas Co. Ltd.	382,000	2,677,695
Toho Holdings Co. Ltd.	44,500	1,064,307
Toho Titanium Co. Ltd.[b]	31,400	221,571
Toho Zinc Co. Ltd.	255,000	717,370
Tohoku Electric Power Co. Inc.	376,200	4,950,601
Tokai Carbon Co. Ltd.	206,000	558,344
Tokai Corp./Gifu	7,400	218,552
TOKAI Holdings Corp.	85,000	483,808
Tokai Rika Co. Ltd.	42,600	827,753
Tokai Tokyo Financial Holdings Inc.	191,400	1,035,755
Token Corp.	8,410	675,189
Tokio Marine Holdings Inc.	549,600	18,949,244
Tokuyama Corp.[a,b]	340,000	556,101
Tokyo Broadcasting System Holdings Inc.	35,000	500,164
Tokyo Dome Corp.	153,000	666,368
Tokyo Electric Power Co. Holdings Inc.[a]	1,237,800	6,825,571
Tokyo Electron Ltd.	137,300	9,510,073
Tokyo Gas Co. Ltd.	1,870,000	8,478,312
Tokyo Ohka Kogyo Co. Ltd.	34,500	1,010,865
Tokyo Seimitsu Co. Ltd.	34,200	740,928
Tokyo Steel Manufacturing Co. Ltd.	75,800	478,200
Tokyo Tatemono Co. Ltd.	160,000	2,180,289
Tokyo TY Financial Group Inc.	23,500	618,935
Tokyotokeiba Co. Ltd.	117,000	240,572
Tokyu Corp.	898,000	7,964,877
Tokyu Fudosan Holdings Corp.	397,900	2,818,900
TOKYU REIT Inc.	742	1,080,458
TOMONY Holdings Inc.	131,000	388,121
Tomy Co. Ltd.	54,000	390,130
TonenGeneral Sekiyu KK	225,000	2,201,738
Top REIT Inc.	148	562,980
Topcon Corp.	83,700	1,070,158
Toppan Forms Co. Ltd.	40,000	454,601
Toppan Printing Co. Ltd.	404,000	3,575,756
Topre Corp.	36,900	756,658

30

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

TOPY Industries Ltd.	192,000	$382,223
Toray Industries Inc.	1,172,000	10,150,871
Torii Pharmaceutical Co. Ltd.	11,100	263,093
Toshiba Corp.[a,b]	3,227,000	7,087,668
Toshiba Machine Co. Ltd.	130,000	402,168
Toshiba TEC Corp.	113,000	441,460
Tosoh Corp.	433,000	2,063,928
Totetsu Kogyo Co. Ltd.	28,500	844,385
TOTO Ltd.	114,200	4,061,227
Towa Bank Ltd. (The)	626,000	526,567
Toyo Corp./Chuo-ku	47,200	491,432
Toyo Engineering Corp.	139,000	391,037
Toyo Ink SC Holdings Co. Ltd.	141,000	579,840
Toyo Seikan Group Holdings Ltd.	131,600	2,699,771
Toyo Suisan Kaisha Ltd.	73,900	2,693,677
Toyo Tanso Co. Ltd.	26,400	346,917
Toyo Tire & Rubber Co. Ltd.	79,200	1,244,312
Toyobo Co. Ltd.	697,000	1,218,178
Toyoda Gosei Co. Ltd.	53,800	1,031,299
Toyota Boshoku Corp.	54,900	1,063,160
Toyota Industries Corp.	129,200	5,874,648
Toyota Motor Corp.	2,176,400	115,008,791
Toyota Tsusho Corp.	166,700	3,926,202
TPR Co. Ltd.	22,100	580,410
Transcosmos Inc.	25,700	699,217
Trend Micro Inc./Japan	85,200	3,332,511
Trusco Nakayama Corp.	18,700	763,765
TS Tech Co. Ltd.	42,200	1,008,509
TSI Holdings Co. Ltd.	82,700	544,145
Tsubakimoto Chain Co.	124,000	848,339
Tsukuba Bank Ltd.	132,300	358,587
Tsumura & Co.	47,800	1,263,409
Tsuruha Holdings Inc.	29,200	2,881,929
TV Asahi Holdings Corp.	24,200	415,490
UACJ Corp.	223,000	471,031
Ube Industries Ltd.	836,000	1,640,824
ULVAC Inc.	33,400	1,076,966
Unicharm Corp.	297,800	6,380,733
Unipres Corp.	32,900	605,757
United Arrows Ltd.	22,400	933,726
United Super Markets Holdings Inc.	54,100	507,654

Security	Shares	Value

United Urban Investment Corp.	2,197	$3,841,850
Unitika Ltd.[a]	1,265,000	638,441
UNY Group Holdings Co. Ltd.	161,100	1,204,542
Ushio Inc.	93,500	1,322,169
USS Co. Ltd.	176,400	2,891,776
Valor Holdings Co. Ltd.	31,500	781,943
Vital KSK Holdings Inc.	56,100	490,243
VT Holdings Co. Ltd.	74,500	390,621
Wacoal Holdings Corp.	94,000	1,168,466
WATAMI Co. Ltd.[b]	37,800	361,766
Welcia Holdings Co. Ltd.	17,400	946,474
West Japan Railway Co.	131,500	8,207,458
Xebio Holdings Co. Ltd.	29,100	478,949
Yahoo Japan Corp.	1,186,900	5,502,149
Yakult Honsha Co. Ltd.	71,000	3,656,339
Yamada Denki Co. Ltd.	535,300	2,751,671
Yamagata Bank Ltd. (The)	126,000	469,872
Yamaguchi Financial Group Inc.	157,000	1,504,042
Yamaha Corp.	135,600	4,055,517
Yamaha Motor Co. Ltd.	212,600	3,677,953
Yamanashi Chuo Bank Ltd. (The)	128,000	489,294
Yamato Holdings Co. Ltd.	270,600	5,637,342
Yamato Kogyo Co. Ltd.	32,700	790,338
Yamazaki Baking Co. Ltd.	93,000	2,270,349
Yamazen Corp.	57,100	462,692
Yaoko Co. Ltd.	14,100	644,413
Yaskawa Electric Corp.	197,400	2,418,724
Yellow Hat Ltd.	19,100	400,762
Yodogawa Steel Works Ltd.	18,200	422,872
Yokogawa Electric Corp.	187,600	2,114,544
Yokohama Reito Co. Ltd.	58,700	586,479
Yokohama Rubber Co. Ltd. (The)	79,500	1,396,888
Yondoshi Holdings Inc.	18,700	468,221
Yoshinoya Holdings Co. Ltd.	55,300	713,248
Yuasa Trading Co. Ltd.	28,900	672,294
Zenkoku Hosho Co. Ltd.	43,100	1,587,121
Zenrin Co. Ltd.	24,100	530,450
Zensho Holdings Co. Ltd.	70,800	920,443
Zeon Corp.	150,000	1,106,126

		2,725,519,183

31

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

NETHERLANDS — 2.84%
Aalberts Industries NV	78,769	$2,699,323
Accell Group	22,581	478,597
Aegon NV	1,461,034	8,387,053
AerCap Holdings NVa,b	71,189	2,848,272
Akzo Nobel NV	198,219	14,050,888
Altice NV Class Aa,b	315,331	4,785,425
Altice NV Class Ba	71,912	1,099,152
Amsterdam Commodities NV	14,778	399,368
Arcadis NV	61,253	1,049,184
ASM International NV	39,538	1,613,272
ASML Holding NV	279,220	26,991,497
BE Semiconductor Industries NV	27,953	842,340
BinckBank NV	93,236	548,996
Boskalis Westminster	69,773	2,909,286
Brunel International NVb	24,420	550,578
Corbion NV	57,025	1,455,839
Delta Lloyd NV	366,092	1,867,577
Eurocommercial Properties NV	37,322	1,744,922
Euronext NVc	52,559	2,221,322
Flow Traders[c]	25,071	996,556
Fugro NV CVA[a]	53,165	1,082,060
Gemalto NV	64,887	4,221,279
Heineken Holding NV	79,670	6,578,212
Heineken NV	183,972	17,246,796
IMCD Group NV	39,123	1,579,983
ING Groep NV CVA	3,085,736	37,798,760
InterXion Holding NVa	25,105	850,557
Koninklijke Ahold NV	665,625	14,485,091
Koninklijke BAM Groep NV	194,583	937,150
Koninklijke DSM NV	143,106	8,778,825
Koninklijke KPN NV	2,546,569	10,018,903
Koninklijke Philips NV	756,513	20,795,321
Koninklijke Vopak NV	56,419	3,065,871
NN Group NV	254,390	8,816,718
NSI NV	110,399	524,116
NXP Semiconductors NVa	108,855	9,283,154
OCI NVa	70,237	1,388,899
PostNL NVa	386,680	1,691,816
Randstad Holding NV	100,829	5,416,798
Refresco Gerber NVa,c	46,773	866,250
RELX NV	789,963	13,259,605

Security	Shares	Value

SBM Offshore NV	141,517	$1,895,601
SNS REAAL NVa,b	3,991	—
TKH Group NV	30,953	1,223,094
TNT Express NVa	385,493	3,499,962
TomTom NVa,b	87,842	800,351
Unilever NV CVA	1,299,173	57,087,390
USG People NV	58,865	1,173,800
VastNed Retail NV	18,029	793,973
Wereldhave NV	29,801	1,535,624
Wessanen	77,436	799,907
Wolters Kluwer NV	244,807	9,318,747

		324,354,060
NEW ZEALAND — 0.31%
Air New Zealand Ltd.	443,691	763,217
Argosy Property Ltd.	439,115	365,391
Auckland International Airport Ltd.	794,028	3,414,627
Chorus Ltd.	305,935	855,700
Contact Energy Ltd.	609,234	2,164,114
Fisher & Paykel Healthcare Corp. Ltd.	486,868	3,115,048
Fletcher Building Ltd.	552,897	3,224,354
Freightways Ltd.	126,274	584,527
Genesis Energy Ltd.	508,805	731,132
Goodman Property Trust	606,236	568,040
Infratil Ltd.	472,883	1,071,349
Kiwi Property Group Ltd.	863,687	893,821
Meridian Energy Ltd.	1,156,560	2,143,120
Metlifecare Ltd.	102,596	375,201
Mighty River Power Ltd.	675,482	1,426,439
Nuplex Industries Ltd.	161,254	594,228
Precinct Properties New Zealand Ltd.	648,297	577,985
Ryman Healthcare Ltd.	305,048	1,904,811
Sky Network Television Ltd.	330,532	1,231,893
SKYCITY Entertainment Group Ltd.	534,242	1,826,751
Spark New Zealand Ltd.	1,527,841	3,963,551
Trade Me Group Ltd.	339,539	1,082,647
Warehouse Group Ltd. (The)	44,604	86,083
Xero Ltd.[a,b]	60,069	688,853
Z Energy Ltd.	314,294	1,722,997

		35,375,879

32

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

NORWAY — 0.76%
Akastor ASA[a,b]	103,720	$144,264
Aker ASA Class A	27,125	559,185
Aker Solutions ASA[a]	137,540	527,794
Atea ASA	66,062	619,407
Austevoll Seafood ASA	98,333	827,344
Bakkafrost P/F	37,556	1,328,768
BW LPG Ltd.[c]	78,856	473,977
BW Offshore Ltd.[b]	474,725	103,760
Det Norske Oljeselskap ASA[a,b]	86,676	773,936
DNB ASA	783,644	10,033,555
DNO ASA[a,b]	556,965	642,917
Entra ASA[c]	59,515	561,717
Fred Olsen Energy ASA[a]	43,852	190,061
Frontline Ltd./Bermuda[b]	55,418	460,764
Gjensidige Forsikring ASA	168,802	2,890,808
Golden Ocean Group Ltd.[a,b]	116,469	103,417
Hoegh LNG Holdings Ltd.[b]	43,146	503,670
Leroy Seafood Group ASA	21,120	1,030,775
Marine Harvest ASA	280,750	4,368,659
Nordic Semiconductor ASA[a,b]	119,434	694,888
Norsk Hydro ASA	1,064,031	4,628,836
Norwegian Air Shuttle ASA[a,b]	23,864	1,099,498
Norwegian Property ASA[a]	222,505	248,414
Opera Software ASA[b]	107,339	877,124
Orkla ASA	664,932	5,805,103
Petroleum Geo-Services ASA[b]	186,283	659,087
Prosafe SEb	322,961	195,324
REC Silicon ASA[a,b]	2,127,240	467,592
Salmar ASA	49,294	1,224,338
Schibsted ASA	65,865	1,921,388
Schibsted ASA Class Ba	69,364	1,971,775
Seadrill Ltd.[a,b]	277,896	1,348,006
SpareBank 1 SMN	98,952	608,285
Statoil ASA	904,884	15,990,983
Stolt-Nielsen Ltd.	16,563	219,061
Storebrand ASA[a]	367,049	1,553,919
Subsea 7 SAa	211,939	1,950,323
Telenor ASA	602,979	10,378,696
TGS Nopec Geophysical Co. ASA	89,300	1,493,814

Security	Shares	Value

Thin Film Electronics ASA[a,b]	571,865	$299,698
XXL ASA[c]	88,763	1,072,010
Yara International ASA	147,312	5,898,078

		86,751,018
PORTUGAL — 0.19%
Altri SGPS SA	112,321	437,914
Banco BPI SA Registered[a,b,d]	422,261	529,098
Banco Comercial Portugues SA Registered[a,b]	33,627,368	1,490,534
CTT-Correios de Portugal SA	144,971	1,339,631
EDP — Energias de Portugal SA	1,819,272	6,467,811
Galp Energia SGPS SA	257,720	3,540,678
Jeronimo Martins SGPS SA	209,548	3,429,681
Navigator Co. SA (The)	283,567	1,011,700
NOS SGPS SA	228,647	1,640,683
Pharol SGPS SA Registered[a,b]	876,191	142,503
REN — Redes Energeticas Nacionais SGPS SA	258,300	775,406
Sonae SGPS SA	1,170,705	1,300,640

		22,106,279
SINGAPORE — 1.50%
Accordia Golf Trust	1,044,000	501,008
AIMS AMP Capital Industrial REIT	445,975	462,881
ARA Asset Management Ltd.[b]	600,828	529,728
Ascendas India Trust[b]	805,400	572,268
Ascendas REIT	1,721,200	3,150,294
Ascott Residence Trust[b]	888,500	750,305
Asian Pay Television Trust[b]	1,494,200	667,029
Boustead Singapore Ltd.	110,000	63,837
Cache Logistics Trust[b]	995,700	640,810
Cambridge Industrial Trust[b]	1,166,000	472,802
CapitaLand Commercial Trust Ltd.	1,729,400	1,839,993
CapitaLand Ltd.	2,028,100	4,692,825
CapitaLand Mall Trust	1,988,600	3,062,685
CapitaLand Retail China Trust	519,720	570,356
CDL Hospitality Trusts[b]	629,400	653,259

33

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Chip Eng Seng Corp. Ltd.	539,100	$284,782
City Developments Ltd.	336,600	2,088,646
ComfortDelGro Corp. Ltd.	1,710,800	3,678,592
COSCO Corp. Singapore Ltd.[a,b]	936,900	237,005
CWT Ltd.[b]	176,800	272,293
DBS Group Holdings Ltd.	1,420,300	16,146,858
Ezion Holdings Ltd.[a,b]	1,224,540	501,095
Ezra Holdings Ltd.[a,b]	2,719,022	206,347
First REIT[b]	529,300	492,262
First Resources Ltd.[b]	516,200	731,640
Frasers Centrepoint Trust	533,700	774,313
Frasers Commercial Trust	551,600	531,470
Genting Singapore PLC	4,896,600	2,969,182
GL Ltd.[b]	361,100	245,829
Global Logistic Properties Ltd.	2,542,300	3,622,264
Golden Agri-Resources Ltd.	5,798,300	1,725,620
Ho Bee Land Ltd.	74,800	122,992
Hutchison Port Holdings Trust	4,720,300	2,100,534
Hyflux Ltd.[b]	988,700	456,080
Indofood Agri Resources Ltd.[b]	339,500	135,138
Jardine Cycle & Carriage Ltd.	99,332	2,854,211
Jardine Matheson Holdings Ltd.	200,000	11,060,000
Kenon Holdings Ltd./Singapore[a,b]	26,525	232,738
Keppel Corp. Ltd.[b]	1,169,200	4,697,504
Keppel REIT[b]	1,558,580	1,217,595
KrisEnergy Ltd.[a,b]	323,289	44,739
Lippo Malls Indonesia Retail Trust	1,511,200	365,418
M1 Ltd./Singapore[b]	440,700	809,887
Mapletree Commercial Trust	1,048,700	1,170,381
Mapletree Greater China Commercial Trust	1,640,800	1,257,412
Mapletree Industrial Trust	993,400	1,186,271
Mapletree Logistics Trust	1,180,300	948,420
Midas Holdings Ltd.[b]	1,040,400	220,612
Neptune Orient Lines Ltd./Singapore[a,b]	782,100	747,739

Security	Shares	Value

Noble Group Ltd.[a,b]	3,874,900	$1,326,181
OSIM International Ltd.[b]	312,700	323,391
OUE Hospitality Trust[b]	944,600	488,447
OUE Ltd.	129,400	160,781
Oversea-Chinese Banking Corp. Ltd.	2,505,600	16,349,177
Parkway Life REIT	358,600	653,674
Perennial Real Estate Holdings Ltd.[a,b]	211,164	143,756
Raffles Medical Group Ltd.[b]	274,100	958,499
Sabana Shari’ah Compliant Industrial REIT[b]	735,300	336,453
SATS Ltd.	593,600	1,810,766
SembCorp Industries Ltd.	859,900	1,848,972
Sembcorp Marine Ltd[b]	701,200	871,250
Singapore Airlines Ltd.	427,500	3,657,788
Singapore Exchange Ltd.	642,600	3,600,147
Singapore Post Ltd.[b]	1,292,600	1,509,901
Singapore Press Holdings Ltd.[b]	678,100	2,048,351
Singapore Technologies Engineering Ltd.	1,318,600	3,159,028
Singapore Telecommunications Ltd.	6,433,800	18,477,339
SMRT Corp. Ltd.[b]	692,100	787,852
Soilbuild Business Space REIT[b]	1,063,500	553,886
Starhill Global REIT	1,125,100	652,936
StarHub Ltd.	511,400	1,259,428
Suntec REIT[b]	1,836,800	2,302,748
Super Group Ltd./Singapore	417,500	301,309
Tat Hong Holdings Ltd.	332,700	148,521
United Engineers Ltd.	381,900	664,890
United Overseas Bank Ltd.	1,038,200	14,367,412
UOL Group Ltd.	385,400	1,760,616
Vard Holdings Ltd.[a,b]	1,139,700	154,329
Venture Corp. Ltd.	222,900	1,388,098
Wilmar International Ltd.	1,593,500	4,398,560
Wing Tai Holdings Ltd.	380,800	531,230
Yangzijiang Shipbuilding Holdings Ltd.	1,781,200	1,311,996
Yanlord Land Group Ltd.	550,400	495,505
Ying Li International Real Estate Ltd.[a,b]	2,029,300	212,887

		171,782,053

34

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

SPAIN — 3.10%
Abengoa SA Class Bb	773,508	$212,625
Abertis Infraestructuras SA	437,288	7,374,980
Acciona SA	27,585	2,209,717
Acerinox SAb	128,622	1,519,576
ACS Actividades de Construccion y Servicios SA	162,416	5,371,416
Aena SAa,c	55,803	7,960,480
Almirall SA	65,945	1,083,856
Amadeus IT Holding SA Class A	363,246	16,533,573
Applus Services SA	115,545	1,066,656
Atresmedia Corp. de Medios de Comunicacion SA	80,180	1,044,154
Axiare Patrimonio SOCIMI SA	82,282	1,253,414
Banco Bilbao Vizcaya Argentaria SA	5,277,947	36,167,795
Banco de Sabadell SA	4,159,552	7,951,350
Banco de Sabadell SA New[a]	117,957	225,485
Banco Popular Espanol SAb	1,518,218	4,129,864
Banco Santander SA	11,622,941	58,853,805
Bankia SA	3,965,687	3,692,725
Bankinter SA	608,784	4,641,032
Bolsas y Mercados Espanoles SHMSF SAb	1,895	64,136
CaixaBank SA	2,241,660	6,749,915
Cellnex Telecom SAU[c]	143,575	2,369,631
Cia. de Distribucion Integral Logista Holdings SA	46,298	1,020,247
CIE Automotive SA	65,993	1,191,598
Construcciones y Auxiliar de Ferrocarriles SA	2,427	789,453
Corp Financiera Alba SA	23,237	953,331
Distribuidora Internacional de Alimentacion SA	502,129	2,786,998
Duro Felguera SAb	192,816	346,721
Ebro Foods SA	70,939	1,607,936
Enagas SA	12,699	386,964
Ence Energia y Celulosa SA	182,039	525,416
Endesa SA	295,899	6,213,874
Euskaltel SAa,c	87,373	962,699

Security	Shares	Value

Faes Farma SA	324,075	$1,018,887
Ferrovial SA	410,185	8,827,639
Fomento de Construcciones y Contratas SAa,b	178,139	1,546,966
Gamesa Corp. Tecnologica SA	200,247	3,943,721
Gas Natural SDG SA	282,729	5,882,254
Grifols SA	262,980	5,721,370
Grupo Catalana Occidente SA	46,082	1,459,367
Hispania Activos Inmobiliarios SAa	95,969	1,406,951
Iberdrola SA	3,717,852	26,418,119
Indra Sistemas SAa,b	110,660	1,296,595
Industria de Diseno Textil SA	888,359	28,525,093
Inmobiliaria Colonial SAa	2,034,612	1,561,329
International Consolidated Airlines Group SA	681,074	5,238,155
Lar Espana Real Estate SOCIMI SA	92,513	951,730
Liberbank SAa	535,708	644,251
Mapfre SA	1,025,237	2,600,974
Mediaset Espana Comunicacion SA	168,048	2,182,652
Melia Hotels International SAb	119,163	1,499,951
Merlin Properties SOCIMI SA	209,460	2,435,035
NH Hotel Group SAa	229,196	1,102,540
Obrascon Huarte Lain SA	120,329	851,858
Pescanova SAa	498	—
Pharma Mar SAa,b	211,510	666,195
Promotora de Informaciones SAa,b	47,587	336,942
Prosegur Cia. de Seguridad SA	290,105	1,677,972
Red Electrica Corp. SA	7,050	629,585
Repsol SA	898,853	11,782,636
Sacyr SAb	398,658	848,824
Tecnicas Reunidas SAb	32,841	1,103,231
Telefonica SA	3,634,793	39,641,115
Tubacex SAb	224,513	585,007
Viscofan SA	43,234	2,425,889
Zardoya Otis SA	174,196	1,849,507

		353,923,762

35

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

SWEDEN — 3.17%
AAK AB	26,438	$1,998,722
AF AB Class B	52,577	901,138
Alfa Laval AB	238,746	3,767,583
Arcam ABa,b	20,145	439,439
Assa Abloy AB	811,068	17,025,204
Atlas Copco AB Class A	556,426	14,412,720
Atlas Copco AB Class B	300,547	7,219,167
Avanza Bank Holding AB	22,829	897,799
Axfood AB	69,833	1,294,389
Betsson ABb	97,601	1,321,226
Bilia AB Class A	34,705	830,589
BillerudKorsnas AB	153,195	2,381,245
BioGaia AB Class B	11,619	294,007
Boliden AB	216,985	3,786,611
Castellum AB	123,705	1,981,451
Clas Ohlson AB Class B	34,062	687,825
Com Hem Holding AB	118,042	1,047,634
Duni AB	32,029	466,115
Electrolux AB Class B	199,805	5,803,036
Elekta AB Class Bb	331,059	2,422,348
Evolution Gaming Group ABc	30,647	1,100,205
Fabege AB	110,394	1,843,925
Fastighets AB Balder Class Ba	76,782	1,959,162
Fingerprint Cards ABa,b	51,148	3,066,668
Getinge AB Class B	163,107	3,452,258
Hemfosa Fastigheter AB	106,253	1,109,223
Hennes & Mauritz AB Class B	762,606	27,139,342
Hexagon AB Class B	210,374	8,396,656
Hexpol AB	221,075	2,287,235
Holmen AB Class B	41,508	1,432,158
Hufvudstaden AB Class A	107,651	1,669,289
Husqvarna AB Class B	339,938	2,711,894
ICA Gruppen AB	68,586	2,254,440
Industrial & Financial Systems Class B	18,137	822,924
Industrivarden AB Class C	133,016	2,424,065
Indutrade AB	29,010	1,628,331
Intrum Justitia AB	60,629	2,178,048
Investment AB Kinnevik Class B	193,217	5,563,528
Investor AB Class B	368,620	13,541,040

Security	Shares	Value

JM AB	64,763	$1,874,486
Klovern AB Class B	381,156	448,505
Kungsleden AB	145,129	999,492
L E Lundbergforetagen AB Class B	37,583	2,043,010
Lifco AB Class B	34,305	889,434
Lindab International AB	78,151	622,971
Loomis AB Class B	51,015	1,416,792
Lundin Petroleum ABa	171,070	3,207,116
Meda AB Class A	205,274	3,789,501
Medivir AB Class Ba	35,333	244,437
Mekonomen AB	25,386	645,531
Millicom International Cellular SA SDR	53,249	3,079,799
Modern Times Group MTG AB Class B	47,229	1,417,615
NCC AB Class B	69,646	2,382,173
NetEnt AB	25,470	1,604,882
Nibe Industrier AB Class B	69,698	2,423,916
Nobia AB	103,462	1,180,680
Nordea Bank AB	2,424,765	23,560,188
Nordnet AB Class B	104,061	358,006
Oriflame Holding AGa	33,020	664,314
Pandox ABa	53,330	906,067
Peab AB	153,333	1,280,570
Ratos AB Class B	193,554	1,133,465
Rezidor Hotel Group AB	106,470	451,231
Saab AB	56,871	1,947,343
Sandvik AB	864,770	8,882,205
Securitas AB Class B	258,390	4,084,021
Skandinaviska Enskilda Banken AB Class A	1,219,031	11,654,754
Skanska AB Class B	307,394	6,766,733
SKF AB Class B	324,047	5,974,054
SSAB AB Class Aa,b	189,180	795,634
SSAB AB Class Ba,b	121,347	420,803
Svenska Cellulosa AB SCA Class B	487,236	15,359,645
Svenska Handelsbanken AB Class A	1,203,158	16,032,208
Sweco AB Class B	58,918	913,611
Swedbank AB Class A	721,764	15,582,462
Swedish Match AB	159,639	5,068,284
Swedish Orphan Biovitrum ABa,b	132,528	1,934,450

36

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Tele2 AB Class B	255,908	$2,443,462
Telefonaktiebolaget LM Ericsson Class B	2,476,621	20,066,235
Telia Co. AB	2,064,332	9,868,199
Thule Group AB (The)[c]	66,020	950,496
Trelleborg AB Class B	206,754	3,770,433
Unibet Group PLC	199,545	2,253,523
Volvo AB Class B	1,243,493	14,570,155
Wallenstam AB Class B	166,939	1,404,606
Wihlborgs Fastigheter AB	62,331	1,266,440

		362,192,576
SWITZERLAND — 8.32%
ABB Ltd. Registered	1,743,357	36,886,051
Actelion Ltd. Registered	84,089	13,598,117
Adecco SA Registered	130,974	8,437,814
AFG Arbonia-Forster Holding AG Registered[a]	43,252	602,414
Allreal Holding AG Registered	10,980	1,531,587
Aryzta AG	69,766	2,711,303
Ascom Holding AG Registered	52,744	863,934
Baloise Holding AG Registered	38,087	4,716,669
Banque Cantonale Vaudoise Registered	2,371	1,636,324
Barry Callebaut AG Registered	1,725	2,028,247
Basilea Pharmaceutica AG Registered[a,b]	10,582	867,205
BKW AG	16,043	697,958
Bossard Holding AGb	7,362	800,334
Bucher Industries AG Registered	5,772	1,384,437
Burckhardt Compression Holding AG	2,795	995,819
Cembra Money Bank AG	25,035	1,717,320
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	752	4,605,363
Chocoladefabriken Lindt & Sprungli AG Registered	83	6,078,007
Cie. Financiere Richemont SA Class A Registered	415,328	27,645,202
Clariant AG Registered	226,272	4,284,650

Security	Shares	Value

Conzzeta AG	895	$578,925
Cosmo Pharmaceuticals SAa,b	4,443	734,242
Credit Suisse Group AG Registered	1,433,706	21,793,528
Daetwyler Holding AG Bearer	7,204	1,071,769
dorma+kaba Holding AG Class B	2,837	1,841,016
Dufry AG Registered[a,b]	32,035	4,217,858
EFG International AG	79,667	497,867
Emmi AG	1,939	1,163,198
EMS-Chemie Holding AG Registered	6,643	3,286,847
Flughafen Zuerich AG Registered	3,165	2,907,441
Forbo Holding AG Registered	915	1,114,992
Galenica AG Registered	3,185	4,658,706
GAM Holding AG	142,765	1,861,828
Gategroup Holding AG	25,461	1,403,875
Geberit AG Registered	29,691	11,408,654
Georg Fischer AG Registered	3,428	2,786,032
Givaudan SA Registered	7,295	14,384,507
Helvetia Holding AG Registered	5,153	2,774,072
Huber & Suhner AG Registered	13,139	644,956
Implenia AG Registered	15,014	1,002,500
Inficon Holding AG Registered	2,225	734,703
Intershop Holdings AG	1,108	520,188
Julius Baer Group Ltd.	176,567	7,554,525
Komax Holding AG Registered	4,378	967,865
Kudelski SA Bearer	38,992	665,122
Kuehne + Nagel International AG Registered	43,944	6,336,005
Kuoni Reisen Holding AG Class B Registered[a,b]	2,982	1,165,889
LafargeHolcim Ltd. Registered	362,242	18,355,862
Leonteq AGb	7,344	511,437

37

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Logitech International SA Registered[b]	131,609	$2,018,417
Lonza Group AG Registered	41,881	6,973,612
Meyer Burger Technology AGa,b	97,953	449,654
Mobilezone Holding AG	29,566	417,965
Mobimo Holding AG Registered	5,546	1,271,211
Nestle SA Registered	2,550,085	190,225,433
Novartis AG Registered	1,819,427	138,948,416
OC Oerlikon Corp. AG Registered	162,035	1,565,409
Orascom Development Holding AGa,b	11,292	97,075
Panalpina Welttransport Holding AG Registered	11,067	1,294,325
Pargesa Holding SA Bearer	22,089	1,535,975
Partners Group Holding AG	13,504	5,565,029
Plazza AGa	554	119,643
PSP Swiss Property AG Registered	31,264	3,013,869
Rieter Holding AG Registered	4,322	895,513
Roche Holding AG	561,611	142,087,290
Schindler Holding AG Participation Certificates	31,247	5,695,202
Schindler Holding AG Registered	20,318	3,737,155
Schmolz + Bickenbach AG Registered[a]	676,195	493,830
Schweiter Technologies AG Bearer	1,156	1,093,285
SFS Group AG	14,811	1,067,752
SGS SA Registered	4,364	9,611,272
Siegfried Holding AG Registered	4,846	910,047
Sika AG Bearer	1,726	7,352,382
Sonova Holding AG Registered	41,679	5,574,593
St Galler Kantonalbank AG Registered	2,071	857,785
Straumann Holding AG Registered	8,694	3,015,915
Sulzer AG Registered	14,323	1,308,272

Security	Shares	Value

Sunrise Communications Group AGc	27,773	$1,700,861
Swatch Group AG (The) Bearer[b]	22,875	7,818,310
Swatch Group AG (The) Registered	47,349	3,166,480
Swiss Life Holding AG Registered	24,468	6,180,180
Swiss Prime Site AG Registered	49,254	4,319,039
Swiss Re AG	276,808	24,576,276
Swisscom AG Registered	19,859	10,079,711
Swissquote Group Holding SA Registered	12,339	306,383
Syngenta AG Registered	74,361	29,790,948
Tecan Group AG Registered	9,683	1,345,619
Temenos Group AG Registered	49,225	2,554,975
U-Blox AG	6,164	1,224,440
UBS Group AG	2,925,652	50,668,569
Valiant Holding AG Registered	14,191	1,573,817
Valora Holding AG Registered	3,391	828,204
Vetropack Holding AG Bearer	124	194,053
Vontobel Holding AG Registered	23,663	1,024,533
Zehnder Group AGa	13,192	558,097
Zurich Insurance Group AG	119,231	26,707,246

		950,847,231
UNITED KINGDOM — 19.23%
3i Group PLC	656,744	4,556,339
888 Holdings PLC[b]	177,593	561,937
AA PLC	469,368	1,915,591
Abcam PLC	171,969	1,488,833
Aberdeen Asset Management PLC	756,218	3,308,952
Admiral Group PLC	171,948	4,677,538
Advanced Medical Solutions Group PLC	309,740	828,073
Aggreko PLC	205,321	3,269,424
Allied Minds PLC[a,b]	164,915	928,166

38

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Amec Foster Wheeler PLC	307,925	$2,227,882
Amerisur Resources PLC[a,b]	814,694	328,198
Anglo American PLC	1,118,981	12,513,625
Antofagasta PLC	327,423	2,317,631
ARM Holdings PLC	1,126,617	15,472,334
Ashmore Group PLC[b]	302,840	1,362,390
Ashtead Group PLC	402,956	5,356,888
ASOS PLC[a,b]	43,117	2,274,469
Associated British Foods PLC	287,279	12,894,393
AstraZeneca PLC	1,010,318	58,135,021
Auto Trader Group PLC[c]	809,060	4,444,473
Avanti Communications Group PLC[a,b]	180,297	254,873
AVEVA Group PLC	55,723	1,314,222
Aviva PLC	3,213,852	20,357,284
Babcock International Group PLC	191,343	2,655,829
BAE Systems PLC	2,528,591	17,679,838
Balfour Beatty PLC[a]	559,236	1,954,672
Barclays PLC	13,398,584	33,661,332
Barratt Developments PLC	797,303	6,219,440
BBA Aviation PLC	846,026	2,481,167
Beazley PLC	434,779	2,075,684
Bellway PLC	99,561	3,568,876
Berendsen PLC	138,322	2,391,011
Berkeley Group Holdings PLC	104,763	4,596,349
BGEO Group PLC	34,642	1,162,109
BHP Billiton PLC	1,671,223	22,843,932
Big Yellow Group PLC	131,759	1,555,692
Bodycote PLC	170,177	1,485,783
boohoo.com PLC[a,b]	722,481	505,368
Booker Group PLC	1,359,461	3,226,191
Bovis Homes Group PLC	112,937	1,442,650
BP PLC	14,677,398	80,359,743
Brewin Dolphin Holdings PLC	267,942	1,075,473
British American Tobacco PLC	1,490,103	91,024,984
British Land Co. PLC (The)	750,649	7,906,314
Britvic PLC	196,115	2,022,515
BT Group PLC	6,793,857	44,108,716
BTG PLC[a,b]	313,899	2,722,199
Bunzl PLC	261,165	7,800,824

Security	Shares	Value

Burberry Group PLC	352,752	$6,144,119
Cable & Wireless Communications PLC	2,226,900	2,400,970
Cairn Energy PLC[a]	454,375	1,490,311
Cape PLC	116,366	391,643
Capita PLC	521,433	7,646,116
Capital & Counties Properties PLC	596,794	3,090,453
Card Factory PLC	286,360	1,528,199
Carillion PLC[b]	355,091	1,529,309
Carnival PLC	154,352	7,680,970
Centamin PLC	1,193,392	2,113,575
Centrica PLC	4,088,453	14,278,202
Chemring Group PLC	285,827	598,753
Chesnara PLC	86,848	388,668
Cineworld Group PLC	166,859	1,266,157
Clinigen Healthcare Ltd.[a]	88,959	698,494
Close Brothers Group PLC	121,481	2,156,847
Cobham PLC	956,954	2,158,838
Coca-Cola HBC AGa	157,849	3,237,264
Compass Group PLC	1,307,318	23,344,964
Countrywide PLC	218,029	1,135,115
Crest Nicholson Holdings PLC	214,721	1,638,779
Croda International PLC	110,635	4,879,907
CYBG PLC[a]	722,584	2,347,255
Daily Mail & General Trust PLC Class A NVS	217,690	2,225,882
Dairy Crest Group PLC	128,782	1,065,889
Dart Group PLC	101,133	925,196
DCC PLC	71,897	6,382,512
De La Rue PLC	107,511	763,053
Debenhams PLC	993,713	1,141,262
Derwent London PLC	79,347	3,817,174
Devro PLC	107,784	440,916
Diageo PLC	2,010,778	54,375,603
Dialight PLC[a]	41,681	345,897
Dignity PLC	40,417	1,444,648
Diploma PLC	101,284	1,085,334
Direct Line Insurance Group PLC	1,092,624	5,792,521
Dixons Carphone PLC	745,798	4,645,396
Domino’s Pizza Group PLC	141,360	1,902,015
Drax Group PLC	349,110	1,634,471
DS Smith PLC	755,880	4,222,094

39

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Dunelm Group PLC	82,420	$1,066,713
easyJet PLC	118,064	2,547,584
Electrocomponents PLC	371,641	1,405,685
Elementis PLC	406,221	1,284,764
EnQuest PLC[a,b]	962,196	567,333
Enterprise Inns PLC[a]	412,558	524,279
Entertainment One Ltd.	304,021	823,917
Essentra PLC	216,228	2,572,031
esure Group PLC	306,900	1,206,668
Evraz PLC[a]	317,606	660,671
Experian PLC	767,135	14,058,448
Faroe Petroleum PLC[a,b]	253,721	293,624
Fenner PLC	236,455	497,060
FirstGroup PLC[a]	956,186	1,398,617
Foxtons Group PLC	291,967	618,030
Fresnillo PLC	191,689	3,125,364
G4S PLC	1,186,800	3,275,418
Galliford Try PLC	72,726	1,359,404
Gem Diamonds Ltd.	91,904	182,424
Genus PLC	53,394	1,173,254
GKN PLC	1,339,382	5,468,267
GlaxoSmithKline PLC	3,886,574	83,067,378
Glencore PLC	9,759,764	23,289,956
Go-Ahead Group PLC	35,595	1,337,472
Grafton Group PLC	186,823	1,889,741
Grainger PLC	359,132	1,171,083
Great Portland Estates PLC	262,017	2,909,424
Greencore Group PLC	356,756	1,885,585
Greene King PLC	224,907	2,695,036
Greggs PLC	84,078	1,272,304
Gulf Keystone Petroleum Ltd.[a,b]	1,563,357	115,653
GVC Holdings PLC	210,967	1,675,028
GW Pharmaceuticals PLC[a,b]	195,150	1,302,877
Halfords Group PLC	185,794	1,148,829
Halma PLC	308,539	4,031,653
Hammerson PLC	581,723	4,980,914
Hansteen Holdings PLC	660,552	1,004,414
Hargreaves Lansdown PLC	212,492	4,003,057
Hays PLC	1,161,802	2,180,166
Helical Bar PLC	104,670	588,408
Henderson Group PLC	913,155	3,419,114
Hikma Pharmaceuticals PLC	123,832	3,998,092
Hiscox Ltd.	250,529	3,304,837

Security	Shares	Value

Home Retail Group PLC	612,905	$1,531,724
Homeserve PLC	217,832	1,321,722
Howden Joinery Group PLC	501,738	3,630,883
HSBC Holdings PLC	15,601,001	103,413,995
Hunting PLC	109,479	587,778
ICAP PLC	444,966	3,053,829
IG Group Holdings PLC	309,015	3,499,188
Imagination Technologies Group PLC[a,b]	233,096	531,828
IMI PLC	213,784	2,928,162
Imperial Brands PLC	764,128	41,623,842
Inchcape PLC	307,335	3,050,209
Indivior PLC	554,169	1,305,379
Informa PLC	520,000	4,985,644
Inmarsat PLC	365,515	4,976,945
InterContinental Hotels Group PLC	184,343	7,369,507
Intermediate Capital Group PLC	243,450	2,189,709
International Personal Finance PLC	217,605	853,028
Interserve PLC	146,278	915,630
Intertek Group PLC	130,735	6,237,605
Intu Properties PLC	657,272	2,929,917
Investec PLC	437,904	3,354,972
ITE Group PLC	256,416	583,156
ITV PLC	3,080,155	10,161,299
J D Wetherspoon PLC	76,987	747,720
J Sainsbury PLC[b]	1,032,985	4,371,695
John Menzies PLC	65,404	477,375
John Wood Group PLC	285,933	2,615,803
Johnson Matthey PLC	152,689	6,457,476
JRP Group PLC	10,036	20,215
Jupiter Fund Management PLC	343,631	2,118,749
Just Eat PLC[a,b]	386,456	2,171,069
KAZ Minerals PLC[a]	242,288	608,701
Kcom Group PLC	504,907	765,526
Keller Group PLC	72,163	933,962
Kier Group PLC	76,166	1,327,750
Kingfisher PLC	1,811,273	9,655,488
Ladbrokes PLC	815,911	1,400,808
Laird PLC	232,400	1,186,103
Lancashire Holdings Ltd.	178,571	1,437,431
Land Securities Group PLC	619,053	10,265,557

40

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Legal & General Group PLC	4,734,409	$15,472,967
Lloyds Banking Group PLC	45,608,684	44,810,946
London Stock Exchange Group PLC	256,653	10,200,099
LondonMetric Property PLC	561,771	1,304,358
Lookers PLC	342,596	698,100
Majestic Wine PLC[a,b]	82,535	528,357
Man Group PLC	1,296,358	2,802,977
Marks & Spencer Group PLC	1,279,650	7,938,764
Marston’s PLC	453,628	954,915
Mediclinic International PLC	296,345	3,928,751
Meggitt PLC	617,321	3,714,018
Melrose Industries PLC	227,082	1,241,792
Merlin Entertainments PLC[c]	545,524	3,448,283
Michael Page International PLC	250,837	1,493,690
Micro Focus International PLC	156,615	3,507,915
Mitchells & Butlers PLC	161,292	634,876
Mitie Group PLC	313,878	1,247,438
Mondi PLC	290,646	5,569,040
Moneysupermarket.com Group PLC	424,426	1,951,648
Morgan Advanced Materials PLC	283,109	978,340
N Brown Group PLC	145,628	572,793
National Express Group PLC	368,428	1,751,900
National Grid PLC	3,026,512	43,218,152
NewRiver Retail Ltd.	236,277	1,116,245
Next PLC	113,932	8,486,819
Northgate PLC	138,772	819,857
Ocado Group PLC[a,b]	419,542	1,816,721
Old Mutual PLC	3,942,362	10,712,940
Ophir Energy PLC[a,b]	525,312	579,841
Oxford Instruments PLC	44,558	428,518
P2P Global Investments PLC/Fund	81,906	1,106,854
Paragon Group of Companies PLC (The)	264,895	1,153,270
Paysafe Group PLC[a]	397,055	2,217,236
Pearson PLC	658,274	7,762,665
Pennon Group PLC	322,644	3,837,849
Persimmon PLC	245,607	7,149,026

Security	Shares	Value

Petra Diamonds Ltd.	503,815	$870,886
Petrofac Ltd.	201,572	2,495,142
Pets at Home Group PLC	287,103	1,019,480
Phoenix Group Holdings	149,590	1,884,557
Playtech PLC	178,704	2,106,050
Poundland Group PLC	273,346	688,731
Premier Farnell PLC	373,194	662,864
Premier Foods PLC[a,b]	776,309	443,514
Premier Oil PLC[a]	501,771	542,096
Primary Health Properties PLC	582,798	911,369
Provident Financial PLC	117,593	5,019,718
Prudential PLC	2,065,492	40,771,863
PZ Cussons PLC	218,050	1,028,218
QinetiQ Group PLC	524,381	1,718,388
Randgold Resources Ltd.	69,866	6,928,876
Reckitt Benckiser Group PLC	511,271	49,835,891
Redde PLC	285,043	647,218
Redefine International PLC/Isle of Man	905,783	625,890
Redrow PLC	198,623	1,114,388
Regus PLC	562,552	2,409,619
RELX PLC	884,339	15,675,176
Renishaw PLC	31,099	863,760
Rentokil Initial PLC	1,487,069	3,836,178
Restaurant Group PLC (The)	184,212	742,364
Rexam PLC	538,853	4,933,539
Rightmove PLC	82,542	4,664,934
Rio Tinto PLC	987,292	33,271,787
Rolls-Royce Holdings PLC	1,470,419	14,421,152
Rolls-Royce Holdings PLC New[a]	104,399,749	152,935
Rotork PLC	722,889	1,980,257
Royal Bank of Scotland Group PLC[a]	2,737,138	9,222,163
Royal Dutch Shell PLC Class A	3,176,805	82,812,676
Royal Dutch Shell PLC Class B	3,155,082	82,546,825
Royal Mail PLC	703,915	5,020,746
RPC Group PLC	246,154	2,630,513
RPS Group PLC	194,787	497,925
RSA Insurance Group PLC	825,632	5,552,673

41

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

SABMiller PLC	778,647	$47,735,815
Safestore Holdings PLC	209,831	1,040,794
Sage Group PLC (The)	875,255	7,590,398
Savills PLC	123,907	1,346,815
Schroders PLC	101,075	3,722,351
Segro PLC	543,009	3,322,613
Senior PLC	386,079	1,230,675
Serco Group PLC[a]	920,633	1,294,691
Severn Trent PLC	189,997	6,198,338
Shaftesbury PLC	205,154	2,734,826
Shanks Group PLC	315,973	371,453
Shire PLC	475,209	29,662,275
SIG PLC	512,763	1,017,804
Sky PLC	819,805	11,270,758
Smith & Nephew PLC	715,707	12,119,965
Smiths Group PLC	317,213	5,148,717
SOCO International PLC	158,378	342,792
Sophos Group PLC[c]	269,183	809,552
Spectris PLC	96,735	2,580,488
Speedy Hire PLC	341,417	183,802
Spirax-Sarco Engineering PLC	59,133	2,958,209
Spire Healthcare Group PLC[c]	222,706	1,068,770
Spirent Communications PLC	497,544	572,149
Sports Direct International PLC[a]	222,473	1,255,370
SSE PLC	817,042	18,072,973
SSP Group PLC	380,802	1,604,898
ST Modwen Properties PLC	197,093	884,643
St. James’s Place PLC	417,762	5,305,866
Stagecoach Group PLC	341,645	1,288,726
Stallergenes Greer PLC[a]	3,141	95,767
Standard Chartered PLC	2,615,472	21,153,201
Standard Life PLC	1,562,363	7,463,474
Stobart Group Ltd.	167,467	252,682
Stock Spirits Group PLC	205,110	484,501
SuperGroup PLC	36,816	657,429
SVG Capital PLC[a]	169,018	1,275,112
Synthomer PLC	254,882	1,299,352
TalkTalk Telecom Group PLC[b]	448,686	1,757,568
Tate & Lyle PLC	369,244	3,180,527
Taylor Wimpey PLC	2,601,467	7,023,473

Security	Shares	Value

Ted Baker PLC	26,994	$943,113
Telecom Plus PLC[b]	62,612	853,917
Tesco PLC[a]	6,526,117	16,452,958
Thomas Cook Group PLC[a]	1,535,218	1,984,692
Travis Perkins PLC	196,750	5,326,292
Tritax Big Box REIT PLC	711,531	1,414,432
TT electronics PLC	109,712	249,112
TUI AG	396,081	5,749,975
Tullett Prebon PLC	231,869	1,150,446
Tullow Oil PLC[a]	742,977	3,044,220
UBM PLC	351,550	2,930,270
UDG Healthcare PLC	208,313	1,867,566
Ultra Electronics Holdings PLC	59,609	1,542,094
Unilever PLC	1,028,936	46,040,153
UNITE Group PLC (The)	186,498	1,727,997
United Utilities Group PLC	548,778	7,552,691
Vectura Group PLC[a]	414,721	1,044,943
Vedanta Resources PLC[b]	85,456	528,154
Vesuvius PLC	183,497	863,670
Victrex PLC	71,118	1,458,532
Virgin Money Holdings UK PLC	229,322	1,226,495
Vodafone Group PLC	21,206,986	68,096,967
Weir Group PLC (The)	171,482	3,014,450
WH Smith PLC	100,528	2,466,665
Whitbread PLC	144,472	8,194,591
William Hill PLC	693,060	3,174,731
Wm Morrison Supermarkets PLC	1,747,627	4,892,352
Wolseley PLC	203,718	11,402,884
Workspace Group PLC	104,652	1,280,095
Worldpay Group PLC[a,c]	1,159,712	4,534,266
WPP PLC	1,032,795	24,146,561
WS Atkins PLC	86,117	1,680,356
Xaar PLC	74,695	530,691
Xchanging PLC[a]	218,975	606,268
Zeal Network SE	9,069	420,213
Zoopla Property Group PLC[c]	209,496	903,794

		2,197,032,492

TOTAL COMMON STOCKS
(Cost: $11,735,091,710)		11,266,187,225

42

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 0.02%

AUSTRALIA — 0.02%
Spark Infrastructure Group	1,369,946	$2,164,133

		2,164,133

TOTAL INVESTMENT COMPANIES
(Cost: $2,090,232)		2,164,133

PREFERRED STOCKS — 0.53%

GERMANY — 0.48%
Bayerische Motoren Werke AG	43,845	3,482,608
Biotest AG	26,751	485,785
Draegerwerk AG & Co. KGaA	7,774	515,806
Fuchs Petrolub SE	57,449	2,457,928
Henkel AG & Co. KGaA	138,024	15,757,984
Jungheinrich AG	13,979	1,318,172
Porsche Automobil Holding SE	121,764	6,795,999
Sartorius AG	7,514	1,854,196
Sixt SE	11,280	493,397
STO SE & Co. KGaA	2,197	271,261
Volkswagen AG	147,748	21,398,259

		54,831,395
ITALY — 0.05%
Intesa Sanpaolo SpA	683,907	1,798,486
Telecom Italia SpA/Milano	4,793,058	3,760,462

		5,558,948

TOTAL PREFERRED STOCKS
(Cost: $68,183,095)		60,390,343
RIGHTS — 0.00%
SWEDEN — 0.00%
Hemfosa Fastigheter ABa	106,253	38,409

		38,409

TOTAL RIGHTS
(Cost: $0)		38,409
WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[a,b]	174,427	20,764

		20,764

Security	Shares	Value

TOTAL WARRANTS
(Cost: $0)		$20,764

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	158,599,026	158,599,026
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	8,653,558	8,653,558
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	24,784,899	24,784,899

		192,037,483

TOTAL SHORT-TERM INVESTMENTS (Cost: $192,037,483)		192,037,483

TOTAL INVESTMENTS IN SECURITIES — 100.85% (Cost: $11,997,402,520)		11,520,838,357
Other Assets, Less Liabilities — (0.85)%		(97,653,246)

NET ASSETS — 100.00%		$11,423,185,111

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

43

Schedule of Investments  (Unaudited) (Continued)

iSHARES® CORE MSCI EAFE ETF

April 30, 2016

Open futures contracts as of April 30, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)

MSCI EAFE E-Mini	1,046	Jun. 2016	NYSE LIFFE	$86,917,370	$1,913,303

See accompanying notes to schedules of investments.

44

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.51%

AUSTRIA — 0.43%
ams AG	8,194	$216,711
Andritz AG	9,123	511,062
CA Immobilien Anlagen AG	12,092	231,011
Erste Group Bank AGa	30,768	885,232
IMMOFINANZ AGa	108,267	255,323
Oesterreichische Post AG	5,003	195,456
OMV AG	17,332	520,300
Raiffeisen Bank International AGa	14,230	227,443
Schoeller-Bleckmann Oilfield Equipment AG	1,895	127,817
UNIQA Insurance Group AG	17,275	124,730
Voestalpine AG	12,092	435,984
Wienerberger AG	14,668	289,884
Zumtobel Group AG	4,539	59,110

		4,080,063
BELGIUM — 2.30%
Ablynx NVa,b	7,602	114,888
Ackermans & van Haaren NV	2,304	300,041
Ageas	22,481	882,147
AGFA-Gevaert NVa	29,248	116,209
Anheuser-Busch InBev SA/NV	84,718	10,489,128
Befimmo SA	4,337	289,847
Bekaert SA	5,891	259,196
bpost SA	9,321	262,998
Cofinimmo SA	3,245	403,257
Colruyt SA	8,189	471,589
Delhaize Group	10,982	1,151,285
Econocom Group SA/NV	9,710	104,652
Elia System Operator SA/NV	7,667	396,524
Euronav NV	13,130	144,369
EVS Broadcast Equipment SA	2,555	86,606
Fagron[b]	4,781	34,827
Galapagos NVa,b	3,671	166,880
Groupe Bruxelles Lambert SA	9,206	813,265
Intervest Offices & Warehouses NVa	4,484	128,291
Ion Beam Applications	2,960	121,879
KBC Ancora	3,490	123,236
KBC Groep NV	25,975	1,458,665
Mobistar SAa	4,664	102,004
Nyrstar NVa,b	118,642	93,762
Ontex Group NV	7,309	223,976
Proximus SADP	16,444	553,252
Solvay SA	7,756	784,043

Security	Shares	Value

Telenet Group Holding NVa	6,335	$314,901
UCB SA	13,041	976,100
Umicore SA	10,765	536,650

		21,904,467
DENMARK — 3.00%
Ambu A/S	4,884	168,354
AP Moeller — Maersk A/S Class A	384	522,968
AP Moeller — Maersk A/S Class B	711	1,000,037
Bavarian Nordic A/Sa	3,320	126,704
Carlsberg A/S Class B	11,384	1,108,916
Chr Hansen Holding A/S	11,475	714,285
Coloplast A/S Class B	12,092	906,951
Danske Bank A/S	72,912	2,062,266
Dfds A/S	5,186	207,095
DSV A/S	19,207	808,383
FLSmidth & Co. A/Sb	5,669	220,189
Genmab A/Sa	5,617	832,398
GN Store Nord A/S	18,871	371,130
ISS A/S	16,988	645,190
Jyske Bank A/S Registered	8,452	346,102
NKT Holding A/S	3,677	209,531
Novo Nordisk A/S Class B	206,696	11,543,016
Novozymes A/S Class B	25,173	1,206,683
Pandora A/S	11,470	1,489,725
PER Aarsleff A/S	4,150	114,634
Rockwool International A/S Class B	1,054	175,659
Royal Unibrew A/S	5,300	239,460
SimCorp A/S	6,202	278,877
Spar Nord Bank A/S	20,647	168,396
Sydbank A/S	10,094	285,502
TDC A/S	92,816	475,057
Topdanmark A/Sa	11,769	311,507
Tryg A/S	12,092	228,319
Vestas Wind Systems A/S	19,530	1,397,512
William Demant Holding A/Sa	3,686	378,906

		28,543,752
FINLAND — 1.58%
Amer Sports OYJ	12,173	359,991
Cargotec OYJ Class B	3,347	126,505
Caverion Corp.	16,674	122,224
Citycon OYJ	70,937	179,882
Elisa OYJ	14,775	551,844
Fortum OYJ	49,881	751,846
Huhtamaki OYJ	8,777	344,809

45

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Kemira OYJ	14,002	$169,674
Kesko OYJ Class B	6,335	253,155
Kone OYJ Class B	35,377	1,614,278
Konecranes OYJ	5,226	119,892
Metsa Board OYJ	18,318	115,078
Metso OYJ	11,492	276,278
Neste OYJ	13,773	440,751
Nokia OYJ	608,018	3,586,424
Nokian Renkaat OYJ	11,759	433,944
Orion OYJ Class B	10,316	359,898
Outokumpu OYJ[a,b]	31,519	132,199
Outotec OYJ[a,b]	21,386	85,192
Sampo OYJ Class A	46,975	2,051,500
Sponda OYJ	41,087	178,918
Stora Enso OYJ Class R	56,647	494,390
Tieto OYJ	7,889	207,188
UPM-Kymmene OYJ	54,970	1,050,171
Uponor OYJ	9,462	145,978
Valmet OYJ	17,285	216,781
Wartsila OYJ Abp	14,890	638,511
YIT OYJ	12,331	84,175

		15,091,476
FRANCE — 14.32%
ABC Arbitrage	23,533	162,799
Accor SA	21,239	941,054
Aeroports de Paris	3,449	434,139
Air France-KLM[a]	14,029	125,845
Air Liquide SA	35,862	4,066,378
Airbus Group SE	62,132	3,886,203
Alstom SAa	16,866	431,166
Alten SA	4,337	268,239
Altran Technologies SA	22,645	336,007
APERAM SA	4,577	179,941
ArcelorMittal	185,817	1,049,655
Arkema SA	6,595	526,333
Atos SE	8,921	793,810
AXA SA	207,225	5,225,151
BNP Paribas SA	111,155	5,886,875
Boiron SA	1,007	80,736
Bollore SA	86,903	344,389
BOURBON SAb	4,316	63,670
Bouygues SA	22,100	737,092
Bureau Veritas SA	25,978	615,905
Capgemini SA	16,648	1,554,596
Carrefour SA	57,354	1,625,508

Security	Shares	Value

Casino Guichard Perrachon SA	6,158	$366,477
Cellectis SAa,b	4,638	128,660
CGG SAa	78,223	73,466
Christian Dior SE	5,669	995,699
Cie. de Saint-Gobain	49,165	2,252,163
Cie. Generale des Etablissements Michelin Class B	19,735	2,060,306
CNP Assurances	17,983	306,172
Coface SAa	12,870	103,907
Credit Agricole SA	108,945	1,205,251
Danone SA	62,552	4,382,457
Dassault Systemes	13,558	1,060,607
DBV Technologies SAa	2,213	151,344
Edenred	22,645	446,625
Eiffage SA	5,772	458,999
Electricite de France SA	28,583	410,692
Elior Group[c]	10,107	217,340
Elis SA	6,938	127,421
Engie SA	159,257	2,626,631
Essilor International SA	21,535	2,788,390
Etablissements Maurel et Prom[a,b]	20,252	81,417
Euler Hermes Group	1,895	180,146
Eurazeo SA	4,786	337,121
Eurofins Scientific SE	991	367,810
Eutelsat Communications SA	16,888	524,670
Faurecia	7,001	289,231
Fonciere des Regions	2,961	280,264
GameLoft SEa	12,533	106,225
Gaztransport Et Technigaz SA	3,025	112,273
Gecina SA	3,378	488,653
Genfit[a,b]	2,339	79,900
Groupe Eurotunnel SE Registered	54,304	693,497
Groupe Fnac SAa	1,427	82,423
Havas SA	17,030	142,545
Hermes International	2,907	1,035,484
ICADE	3,671	289,065
Iliad SA	2,783	608,336
Imerys SA	3,671	271,027
Ingenico Group SA	5,800	684,232
Innate Pharma SAa	4,639	67,160
Ipsen SA	4,559	275,964
IPSOS	5,669	168,818
JCDecaux SA	7,367	325,488
Kering	8,111	1,390,238
Klepierre	23,159	1,089,520

46

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Korian SA	5,669	$178,622
L’Oreal SA	26,419	4,794,536
Lagardere SCA	13,780	365,690
Legrand SA	27,870	1,587,745
LVMH Moet Hennessy Louis Vuitton SE	29,360	4,879,344
Marie Brizard Wine & Spirits SAa	3,227	61,835
Mercialys SA	9,650	215,029
Metropole Television SA	7,464	141,612
Natixis SA	100,600	555,025
Neopost SA	4,559	111,639
Nexans SAa	3,893	181,252
Nexity SA	5,225	280,252
Numericable-SFR SA	11,504	376,639
Orange SA	208,315	3,454,833
Orpea	5,003	412,631
Pernod Ricard SA	22,423	2,421,315
Peugeot SAa	45,083	725,741
Pierre & Vacances SAa	1,379	54,017
Plastic Omnium SA	6,226	206,227
Publicis Groupe SA	19,469	1,441,172
Rallye SAb	4,337	83,452
Remy Cointreau SA	3,227	267,889
Renault SA	20,183	1,948,266
Rexel SA	30,843	467,363
Rubis SCA	5,155	402,435
Safran SA	32,700	2,253,543
Saft Groupe SA	3,616	112,403
Sanofi	123,891	10,232,300
Schneider Electric SE	58,388	3,801,156
SCOR SE	16,222	552,472
SEB SA	2,561	287,076
SES SA	33,612	917,203
Societe BIC SA	3,227	458,124
Societe Generale SA	74,938	2,939,684
Societe Television Francaise 1	13,202	158,694
Sodexo SA	10,103	1,020,488
Solocal Group[a,b]	7,481	44,555
Sopra Steria Group	1,780	206,930
SPIE SAa	6,975	137,408
STMicroelectronics NV	68,853	423,009
Suez Environnement Co.	33,079	609,981
Technicolor SA Registered	38,814	266,289
Technip SA	10,760	629,878
Teleperformance	6,557	588,788

Security	Shares	Value

Thales SA	10,933	$945,419
Total SA	233,272	11,737,127
UBISOFT Entertainment[a]	11,812	343,227
Unibail-Rodamco SE	10,125	2,713,619
Valeo SA	8,273	1,311,880
Veolia Environnement SA	49,079	1,206,041
Vicat SA	2,561	178,341
Vinci SA	50,633	3,783,429
Vivendi SA	124,653	2,392,846
Wendel SA	3,449	398,586
Zodiac Aerospace	20,647	484,193

		136,218,855
GERMANY — 12.77%
Aareal Bank AG	6,335	225,075
adidas AG	22,489	2,900,324
Allianz SE Registered	48,875	8,298,880
Alstria office REIT AG	17,110	240,062
Aurubis AG	4,428	240,318
Axel Springer SE	4,559	254,608
BASF SE	96,235	7,952,568
Bayer AG Registered	86,752	10,010,656
Bayerische Motoren Werke AG	34,760	3,204,894
Bechtle AG	2,561	267,512
Beiersdorf AG	11,060	992,630
Bilfinger SE	4,071	177,486
Brenntag AG	16,444	964,496
Commerzbank AG	138,036	1,290,092
CompuGroup Medical SE	3,066	120,449
Continental AG	11,572	2,542,114
CTS Eventim AG & Co. KGaA	6,801	238,281
Daimler AG Registered	100,659	6,996,934
Deutsche Bank AG Registered	144,676	2,729,154
Deutsche Boerse AG	20,425	1,677,099
Deutsche Euroshop AG	5,669	264,232
Deutsche Lufthansa AG Registered	25,753	399,968
Deutsche Post AG Registered	101,266	2,973,854
Deutsche Telekom AG Registered	354,258	6,201,876
Deutsche Wohnen AG Bearer	35,225	1,079,025
Dialog Semiconductor PLC[a]	8,349	290,127
DMG Mori AG	6,637	318,054
Drillisch AG	5,891	243,137
Duerr AG	3,005	240,649
E.ON SE	213,810	2,206,188
ElringKlinger AG	5,225	127,888
Evonik Industries AG	14,769	467,972

47

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Fraport AG Frankfurt Airport Services Worldwide	4,337	$262,576
Freenet AG	15,112	461,618
Fresenius Medical Care AG & Co. KGaA	23,311	2,022,467
Fresenius SE & Co. KGaA	40,865	2,973,035
GEA Group AG	19,759	916,328
Gerresheimer AG	3,942	293,202
Gerry Weber International AGb	4,115	59,385
Grand City Properties SA	11,283	249,284
GRENKELEASING AG	1,176	231,942
Hannover Rueck SE	6,779	773,171
HeidelbergCement AG	14,668	1,303,511
Heidelberger Druckmaschinen AGa,b	32,968	74,311
Henkel AG & Co. KGaA	12,093	1,228,974
HUGO BOSS AG	6,929	441,963
Indus Holding AG	4,805	244,681
Infineon Technologies AG	119,352	1,698,494
K+S AG Registered	19,357	482,874
KION Group AG	6,682	364,140
Kloeckner & Co. SE	14,468	168,609
Krones AG	2,339	266,665
KUKA AGb	3,269	322,146
Lanxess AG	9,872	516,329
LEG Immobilien AG	6,048	559,777
LEONI AG	4,115	148,298
Linde AG	19,537	2,985,051
MAN SE	3,893	422,476
Merck KGaA	14,002	1,316,172
METRO AG	17,734	563,648
MorphoSys AGa,b	2,783	139,294
MTU Aero Engines AG	5,891	556,109
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	17,975	3,334,171
Nemetschek SE	2,719	151,973
Nordex SEa	7,779	217,842
NORMA Group SE	4,559	234,504
Osram Licht AG	9,650	503,723
Pfeiffer Vacuum Technology AG	1,678	180,389
ProSiebenSat.1 Media SE Registered	22,867	1,166,010
QIAGEN NVa	26,531	594,679
QSC AG	19,858	30,819
Rational AG	389	197,531
Rheinmetall AG	4,781	374,115
RHOEN-KLINIKUM AG	9,434	293,200

Security	Shares	Value

RTL Group SAa	4,337	$362,420
RWE AGa	54,646	816,470
Salzgitter AG	4,997	169,152
SAP SE	103,620	8,108,293
SGL Carbon SEa,b	5,433	63,565
Siemens AG Registered	83,165	8,679,452
Sixt SE	2,281	132,064
SMA Solar Technology AGa,b	1,175	62,243
Software AG	7,667	293,035
STADA Arzneimittel AG	5,649	239,716
Stroeer SE & Co. KGaA[b]	2,928	144,204
Suedzucker AG	10,154	179,100
Symrise AG	14,002	927,911
TAG Immobilien AG	17,983	238,820
Telefonica Deutschland Holding AG	73,967	375,640
ThyssenKrupp AG	40,382	939,368
United Internet AG Registered[d]	13,558	662,064
Volkswagen AG	3,802	602,462
Vonovia SE	47,774	1,607,886
Vossloh AGa	1,297	89,800
Wacker Chemie AG	1,525	146,248
Wincor Nixdorf AGa	3,935	230,080
Wirecard AGb	13,336	576,073
Zalando SEa,c	9,534	316,018
zooplus AGa	710	99,617

		121,523,789
IRELAND — 0.84%
Bank of Ireland[a]	2,892,479	877,918
C&C Group PLC	39,636	178,093
CRH PLC	86,773	2,521,408
Glanbia PLC	19,315	364,135
Kerry Group PLC Class A	16,724	1,491,586
Kingspan Group PLC	16,868	444,354
Paddy Power Betfair PLC	8,496	1,139,001
Ryanair Holdings PLC ADR	3,897	315,462
Smurfit Kappa Group PLC	26,479	702,086

		8,034,043
ISRAEL — 0.01%
Plus500 Ltd.	8,147	70,294

		70,294
ITALY — 3.70%
A2A SpA	201,599	287,703
Anima Holding SpA[c]	23,311	165,001
Ansaldo STS SpA	22,648	274,963

48

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Ascopiave SpA	61,171	$167,309
Assicurazioni Generali SpA	124,799	1,903,940
Atlantia SpA	45,305	1,261,966
Autogrill SpA[a]	23,089	195,561
Azimut Holding SpA	8,827	222,218
Banca Carige SpA[a,b]	77,988	63,732
Banca Generali SpA	8,111	240,888
Banca Mediolanum SpA	27,426	225,698
Banca Monte dei Paschi di Siena SpA[a]	284,791	230,450
Banca Popolare dell’Emilia Romagna SC	53,290	311,587
Banca Popolare di Milano Scarl	260,372	197,420
Banca Popolare di Sondrio Scarl	52,665	196,522
Banco Popolare SC	16,554	116,889
Beni Stabili SpA SIIQ	116,964	86,675
Brembo SpA	4,256	228,668
Buzzi Unicem SpA	12,314	233,277
Cerved Information Solutions SpA	25,003	201,176
CNH Industrial NV	101,710	780,506
Credito Emiliano SpA	12,879	93,005
Credito Valtellinese SCa	143,788	112,152
Davide Campari-Milano SpA	41,531	400,994
De’ Longhi SpA	9,197	211,834
Enel SpA	880,225	3,990,318
Eni SpA	266,639	4,336,607
EXOR SpA	11,819	444,010
Ferrari NVa,b	13,412	604,011
Fiat Chrysler Automobiles NV	93,230	748,534
FinecoBank Banca Fineco SpA	30,856	247,740
Finmeccanica SpA[a]	24,295	306,924
Hera SpA	116,466	350,293
Immobiliare Grande Distribuzione SIIQ SpA	63,796	57,944
Intesa Sanpaolo SpA	1,330,847	3,688,769
Iren SpA	107,196	198,285
Italcementi SpA	21,555	255,768
Luxottica Group SpA	17,984	979,845
Mediaset SpA	78,828	354,822
Mediobanca SpA	68,187	560,353
Moleskine SpA	54,120	124,716
Moncler SpA	15,163	245,916
Prysmian SpA	23,311	549,737
Recordati SpA	14,562	370,098
Saipem SpA[a]	681,996	326,510
Salini Impregilo SpA	25,204	110,331

Security	Shares	Value

Salvatore Ferragamo SpA	7,216	$167,032
Snam SpA	243,300	1,485,277
Societa Cattolica di Assicurazioni Scrl	16,904	117,424
Tamburi Investment Partners SpA	32,730	117,560
Telecom Italia SpA/Milano[a]	1,207,237	1,175,302
Tenaris SA	49,519	668,121
Terna Rete Elettrica Nazionale SpA	182,589	1,029,747
Tod’s SpA[b]	1,673	115,545
Trevi Finanziaria Industriale SpA	18,969	30,590
UniCredit SpA	505,249	1,952,489
Unione di Banche Italiane SpA	98,635	418,221
Unipol Gruppo Finanziario SpA	50,859	217,860
UnipolSai SpA	125,909	293,900
Yoox Net-A-Porter Group SpA[a]	6,158	180,276

		35,231,009
NETHERLANDS — 4.49%
Aalberts Industries NV	12,092	414,379
Aegon NV	192,201	1,103,328
AerCap Holdings NVa,b	9,013	360,610
Akzo Nobel NV	25,309	1,794,045
Altice NV Class Aa,b	40,560	615,534
Altice NV Class Ba	10,008	152,969
Arcadis NV	7,889	135,128
ASM International NV	7,001	285,662
ASML Holding NV	37,078	3,584,237
BE Semiconductor Industries NV	5,194	156,517
Boskalis Westminster	10,316	430,140
Corbion NV	7,191	183,585
Delta Lloyd NV	51,368	262,048
Eurocommercial Properties NV	5,669	265,044
Euronext NVc	7,175	303,240
Flow Traders[c]	3,688	146,596
Fugro NV CVA[a]	7,889	160,564
Gemalto NV	8,555	556,553
Heineken Holding NV	10,982	906,764
Heineken NV	24,421	2,289,392
IMCD Group NV	4,947	199,785
ING Groep NV CVA	404,264	4,952,037
Koninklijke Ahold NV	89,748	1,953,064
Koninklijke BAM Groep NV	29,703	143,055
Koninklijke DSM NV	18,649	1,144,021
Koninklijke KPN NV	340,651	1,340,215
Koninklijke Philips NV	99,712	2,740,922
Koninklijke Vopak NV	8,111	440,761
NN Group NV	33,407	1,157,829

49

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

NSI NV	19,171	$91,014
NXP Semiconductors NVa	14,149	1,206,627
OCI NVa	8,856	175,123
PostNL NVa	52,394	229,236
Randstad Holding NV	13,336	716,445
RELX NV	106,484	1,787,344
SBM Offshore NVb	19,361	259,338
TKH Group NV	7,104	280,711
TNT Express NVa	52,346	475,259
TomTom NVa	11,738	106,948
Unilever NV CVA	170,357	7,485,713
USG People NV	6,985	139,285
Wereldhave NV	4,023	207,302
Wessanen	11,998	123,938
Wolters Kluwer NV	32,088	1,221,452

		42,683,759
NORWAY — 1.21%
Akastor ASA[a]	20,876	29,036
Aker Solutions ASA[a]	20,003	76,759
Bakkafrost P/F	4,530	160,276
Borregaard ASA	14,679	109,833
BW LPG Ltd.[c]	15,334	92,168
Det Norske Oljeselskap ASA[a,b]	11,361	101,443
DNB ASA	105,469	1,350,395
DNO ASA[a,b]	86,474	99,819
Gjensidige Forsikring ASA	24,865	425,824
Hexagon Composites ASA[a]	10,566	32,279
Kongsberg Automotive ASA[a]	126,473	102,248
Leroy Seafood Group ASA	2,319	113,180
Marine Harvest ASA	39,636	616,763
Norsk Hydro ASA	152,299	662,544
Norwegian Air Shuttle ASA[a,b]	3,040	140,063
Norwegian Property ASA[a]	45,558	50,863
Opera Software ASA[b]	18,427	150,577
Orkla ASA	92,933	811,340
Petroleum Geo-Services ASA[b]	29,207	103,337
Prosafe SEb	116,659	70,554
REC Silicon ASA[a,b]	323,438	71,095
Salmar ASA	5,439	135,091
Schibsted ASA	8,555	249,563
Schibsted ASA Class Ba	8,487	241,256
Seadrill Ltd.[a,b]	38,791	188,166
Selvaag Bolig ASA	12,089	39,334
Statoil ASA	120,344	2,126,702
Storebrand ASA[a]	48,774	206,487

Security	Shares	Value

Subsea 7 SAa	31,451	$289,421
Telenor ASA	83,165	1,431,466
TGS Nopec Geophysical Co. ASA	11,870	198,562
Thin Film Electronics ASA[a]	172,680	90,497
XXL ASA[c]	12,059	145,639
Yara International ASA	19,810	793,153

		11,505,733
PORTUGAL — 0.32%
Banco BPI SA Registered[a,b,d]	61,801	77,437
Banco Comercial Portugues SA Registered[a,b]	5,022,787	222,635
CTT-Correios de Portugal SA	23,401	216,241
EDP — Energias de Portugal SA	242,619	862,551
Galp Energia SGPS SA	42,515	584,091
Jeronimo Martins SGPS SA	28,536	467,050
Navigator Co. SA (The)	38,834	138,551
NOS SGPS SA	37,266	267,406
Sonae SGPS SA	158,565	176,164

		3,012,126
SPAIN — 4.92%
Abertis Infraestructuras SA	51,440	867,549
Acciona SA	3,353	268,595
Acerinox SA	18,699	220,915
ACS Actividades de Construccion y Servicios SA	20,657	683,168
Aena SAa,c	7,013	1,000,427
Almirall SA	9,868	162,188
Amadeus IT Holding SA Class A	46,808	2,130,522
Applus Services SA	13,071	120,665
Atresmedia Corp. de Medios de Comunicacion SA	12,573	163,733
Axiare Patrimonio SOCIMI SA	16,266	247,782
Banco Bilbao Vizcaya Argentaria SA	687,565	4,711,626
Banco de Sabadell SA	532,273	1,017,487
Banco de Sabadell SA New[a]	15,469	29,570
Banco Popular Espanol SA	193,759	527,064
Banco Santander SA	1,529,658	7,745,561
Bankia SA	491,972	458,109
Bankinter SA	79,494	606,018
CaixaBank SA	282,315	850,085
Cellnex Telecom SAU[c]	17,831	294,291
Cia. de Distribucion Integral Logista Holdings SA	5,225	115,141
CIE Automotive SA	7,688	138,818
Corp Financiera Alba SA	3,671	150,608

50

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Deoleo SAa	211,399	$53,268
Distribuidora Internacional de Alimentacion SA	69,726	387,005
Ebro Foods SA	11,648	264,019
Enagas SA	1,036	31,569
Ence Energia y Celulosa SA	18,494	53,379
Endesa SA	31,684	665,363
Euskaltel SAa,c	11,325	124,782
Faes Farma SA	44,294	139,260
Ferrovial SA	47,191	1,015,603
Fomento de Construcciones y Contratas SAa	25,748	223,597
Gamesa Corp. Tecnologica SA	24,965	491,668
Gas Natural SDG SA	34,588	719,613
Grifols SA	32,966	717,205
Grupo Catalana Occidente SA	7,445	235,775
Hispania Activos Inmobiliarios SAa	12,536	183,784
Iberdrola SA	604,613	4,296,227
Indra Sistemas SAa,b	14,668	171,864
Industria de Diseno Textil SA	115,578	3,711,195
Inmobiliaria Colonial SAa	257,812	197,841
International Consolidated Airlines Group SA	91,455	703,382
Lar Espana Real Estate SOCIMI SA	17,301	177,985
Liberbank SAa	70,855	85,211
Mapfre SA	111,802	283,636
Mediaset Espana Comunicacion SA	26,197	340,254
Melia Hotels International SAb	10,524	132,470
Merlin Properties SOCIMI SA	27,635	321,265
Miquel y Costas & Miquel SA	2,356	96,065
NH Hotel Group SAa	35,862	172,513
Obrascon Huarte Lain SA	16,954	120,024
Papeles y Cartones de Europa SA	13,431	83,069
Promotora de Informaciones SAa,b	8,193	58,011
Prosegur Cia. de Seguridad SA	39,858	230,539
Red Electrica Corp. SA	565	50,456
Repsol SA	119,931	1,572,118
Sacyr SA	50,157	106,795
Saeta Yield SA	15,990	170,321
Tecnicas Reunidas SAb	4,159	139,714
Telefonica SA	474,535	5,175,287
Viscofan SA	6,779	380,374
Zardoya Otis SA	21,978	233,349

		46,825,777

Security	Shares	Value

SWEDEN — 5.02%
AAK AB	4,115	$311,095
AF AB Class B	12,314	211,055
Alfa Laval AB	33,420	527,392
Arcam ABa	2,791	60,882
Assa Abloy AB	105,691	2,218,570
Atlas Copco AB Class A	70,614	1,829,066
Atlas Copco AB Class B	40,865	981,581
Avanza Bank Holding AB	2,561	100,717
Axfood AB	7,958	147,505
Betsson AB	12,116	164,014
BillerudKorsnas AB	20,869	324,385
Boliden AB	29,355	512,275
Castellum AB	17,776	284,728
Com Hem Holding AB	16,382	145,392
Electrolux AB Class B	25,309	735,062
Elekta AB Class Bb	40,865	299,008
Evolution Gaming Group ABc	4,336	155,659
Fabege AB	18,205	304,080
Fastighets AB Balder Class Ba	8,316	212,190
Fingerprint Cards ABa,b	6,574	394,156
Getinge AB Class B	22,201	469,898
Hemfosa Fastigheter AB	18,612	194,299
Hennes & Mauritz AB Class B	105,435	3,752,182
Hexagon AB Class B	27,426	1,094,654
Hexpol AB	30,756	318,201
Holmen AB Class B	6,113	210,918
Hufvudstaden AB Class A	15,112	234,334
Husqvarna AB Class B	47,303	377,365
ICA Gruppen AB	8,111	266,611
Industrivarden AB Class C	16,143	294,188
Indutrade AB	5,669	318,201
Intrum Justitia AB	10,327	370,989
Investment AB Kinnevik Class B	25,531	735,145
Investor AB Class B	48,635	1,786,578
JM AB	8,777	254,040
Kungsleden AB	16,366	112,711
L E Lundbergforetagen AB Class B	5,003	271,963
Lifco AB Class B	4,860	126,006
Loomis AB Class B	7,914	219,788
Lundin Petroleum ABa	24,199	453,668
Meda AB Class A	30,555	564,067
Medivir AB Class Ba	4,602	31,837
Millicom International Cellular SA SDR	7,001	404,922
Modern Times Group MTG AB Class B	5,426	162,866

51

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

NCC AB Class B	9,428	$322,475
NetEnt AB	3,434	216,379
Nibe Industrier AB Class B	9,872	343,323
Nobia AB	12,536	143,057
Nordea Bank AB	320,889	3,117,913
Opus Group AB	49,542	26,801
Oriflame Holding AGa	5,074	102,081
Peab AB	27,648	230,904
Ratos AB Class B	25,531	149,511
Saab AB	8,333	285,334
Sandvik AB	111,375	1,143,952
SAS ABa,b	15,911	45,616
Securitas AB Class B	36,084	570,331
Skandinaviska Enskilda Banken AB Class A	160,010	1,529,803
Skanska AB Class B	40,199	884,910
SKF AB Class B	42,197	777,934
SSAB AB Class Aa	37,440	157,461
Svenska Cellulosa AB SCA Class B	66,002	2,080,649
Svenska Handelsbanken AB Class A	157,758	2,102,142
Swedbank AB Class A	95,648	2,064,984
Swedish Match AB	22,645	718,943
Swedish Orphan Biovitrum ABa	17,619	257,176
Tele2 AB Class B	34,752	331,819
Telefonaktiebolaget LM Ericsson Class B	325,502	2,637,303
Telia Co. AB	273,483	1,307,340
Trelleborg AB Class B	26,641	485,834
Unibet Group PLC	29,933	338,043
Volvo AB Class B	161,736	1,895,080
Vostok New Ventures Ltd.[a]	10,925	62,234
Wallenstam AB Class B	25,087	211,079
Wihlborgs Fastigheter AB	12,092	245,685

		47,730,339
SWITZERLAND — 13.19%
ABB Ltd. Registered	227,841	4,820,673
Actelion Ltd. Registered	11,001	1,778,983
Adecco SA Registered	17,554	1,130,892
AFG Arbonia-Forster Holding AG Registered[a]	9,060	126,188
Allreal Holding AG Registered	2,561	357,231
Aryzta AG	9,650	375,026
Baloise Holding AG Registered	5,003	619,568
Banque Cantonale Vaudoise Registered	341	235,338

Security	Shares	Value

Barry Callebaut AG Registered	225	$264,554
Basilea Pharmaceutica AG Registered[a,b]	1,638	134,236
BKW AG	3,630	157,925
Bucher Industries AG Registered	1,007	241,533
Burckhardt Compression Holding AG	543	193,463
Cembra Money Bank AG	3,058	209,769
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	96	587,919
Chocoladefabriken Lindt & Sprungli AG Registered	10	732,290
Cie. Financiere Richemont SA Class A Registered	54,528	3,629,511
Clariant AG Registered	31,644	599,206
Cosmo Pharmaceuticals SAa,b	581	96,015
Credit Suisse Group AG Registered	190,993	2,903,253
Daetwyler Holding AG Bearer	1,480	220,186
dorma+kaba Holding AG Class B	478	310,189
Dufry AG Registered[a,b]	4,241	558,387
Emmi AG	274	164,371
EMS-Chemie Holding AG Registered	826	408,691
Flughafen Zuerich AG Registered	527	484,114
Forbo Holding AG Registered	148	180,348
Galenica AG Registered	420	614,335
GAM Holding AG	19,537	254,786
Gategroup Holding AG	3,414	188,242
Geberit AG Registered	3,893	1,495,871
Georg Fischer AG Registered	454	368,979
Givaudan SA Registered	1,017	2,005,352
Helvetia Holding AG Registered	675	363,380
Implenia AG Registered	3,449	230,293
Julius Baer Group Ltd.	23,828	1,019,495
Kuehne + Nagel International AG Registered	5,669	817,377
Kuoni Reisen Holding AG Class B Registered[a,b]	563	220,119
LafargeHolcim Ltd. Registered	49,288	2,497,567
Leonteq AG	907	63,164
Logitech International SA Registered	20,183	309,536
Lonza Group AG Registered	5,810	967,424
Meyer Burger Technology AGa,b	16,444	75,486
Mobimo Holding AG Registered	1,598	366,281
Myriad Group AGa,b	15,859	50,961
Nestle SA Registered	335,074	24,995,087
Novartis AG Registered	240,354	18,355,673

52

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

OC Oerlikon Corp. AG Registered	20,869	$201,614
Orascom Development Holding AGa,b	3,420	29,401
Panalpina Welttransport Holding AG Registered	1,673	195,663
Pargesa Holding SA Bearer	3,671	255,266
Partners Group Holding AG	1,784	735,190
PSP Swiss Property AG Registered	5,003	482,292
Roche Holding AG	74,475	18,842,136
Santhera Pharmaceutical Holding AGa,b	679	49,659
Schindler Holding AG Participation Certificates	4,115	750,016
Schindler Holding AG Registered	2,783	511,886
Schmolz + Bickenbach AG Registered[a]	70,927	51,799
SGS SA Registered	563	1,239,951
Sika AG Bearer	225	958,451
Sonova Holding AG Registered	5,891	787,925
Straumann Holding AG Registered	1,229	426,335
Sulzer AG Registered	2,561	233,923
Sunrise Communications Group AGc	4,034	247,048
Swatch Group AG (The) Bearer	3,227	1,102,937
Swatch Group AG (The) Registered	5,225	349,424
Swiss Life Holding AG Registered	3,449	871,156
Swiss Prime Site AG Registered	6,504	570,330
Swiss Re AG	36,505	3,241,080
Swisscom AG Registered	2,700	1,370,423
Syngenta AG Registered	9,692	3,882,867
Tecan Group AG Registered	1,800	250,141
Temenos Group AG Registered	7,163	371,789
U-Blox AG	785	155,935
UBS Group AG	382,063	6,616,845
Valiant Holding AG Registered	2,624	291,008
Vontobel Holding AG Registered	2,720	117,767
Zurich Insurance Group AG	15,600	3,494,335

		125,463,859
UNITED KINGDOM — 30.41%
3i Group PLC	106,820	741,093
AA PLC	63,229	258,051
Abcam PLC	15,413	133,439
Aberdeen Asset Management PLC	94,162	412,021
Admiral Group PLC	24,256	659,841
Aggreko PLC	26,982	429,647
Allied Minds PLC[a]	20,607	115,979
Amec Foster Wheeler PLC	43,276	313,108

Security	Shares	Value

Amerisur Resources PLC[a,b]	90,717	$36,545
Anglo American PLC	147,689	1,651,614
Antofagasta PLC	33,910	240,029
AO World PLC[a,b]	40,060	106,981
ARM Holdings PLC	146,215	2,008,036
Ashmore Group PLC[b]	37,194	167,325
Ashtead Group PLC	51,950	690,622
ASOS PLC[a,b]	5,669	299,046
Associated British Foods PLC	37,945	1,703,145
AstraZeneca PLC	132,454	7,621,577
Auto Trader Group PLC[c]	96,055	527,666
Avanti Communications Group PLC[a,b]	61,225	86,549
AVEVA Group PLC	7,667	180,825
Aviva PLC	419,017	2,654,151
Babcock International Group PLC	24,349	337,963
BAE Systems PLC	327,212	2,287,857
Balfour Beatty PLC[a]	74,388	260,005
Barclays PLC	1,742,644	4,378,054
Barratt Developments PLC	101,488	791,667
BBA Aviation PLC	113,033	331,495
Beazley PLC	67,077	320,233
Bellway PLC	12,980	465,283
Berendsen PLC	23,089	399,113
Berkeley Group Holdings PLC	13,010	570,798
BGEO Group PLC	5,225	175,279
BHP Billiton PLC	219,958	3,006,604
Big Yellow Group PLC	24,951	294,599
Bodycote PLC	24,421	213,215
boohoo.com PLC[a,b]	92,052	64,389
Booker Group PLC	162,452	385,521
Bovis Homes Group PLC	17,110	218,562
BP PLC	1,915,749	10,488,855
Brewin Dolphin Holdings PLC	41,531	166,698
British American Tobacco PLC	194,810	11,900,236
British Land Co. PLC (The)	89,825	946,094
Britvic PLC	28,758	296,578
BT Group PLC	881,049	5,720,159
BTG PLC[a]	41,531	360,166
Bunzl PLC	33,864	1,011,495
Burberry Group PLC	44,861	781,374
Cable & Wireless Communications PLC	315,549	340,215
Cairn Energy PLC[a]	73,500	241,074
Capita PLC	66,055	968,608
Capital & Counties Properties PLC	73,056	378,315

53

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Card Factory PLC	34,038	$181,648
Carillion PLC[b]	47,081	202,769
Carnival PLC	18,807	935,887
Centamin PLC	160,232	283,781
Centrica PLC	534,850	1,867,869
Cineworld Group PLC	29,115	220,930
Close Brothers Group PLC	17,983	319,281
Cobham PLC	119,796	270,253
Coca-Cola HBC AGa	21,313	437,100
Compass Group PLC	168,654	3,011,679
Countrywide PLC	23,284	121,223
Crest Nicholson Holdings PLC	35,275	269,224
Croda International PLC	13,780	607,811
CYBG PLC[a]	81,067	263,339
Daily Mail & General Trust PLC Class A NVS	31,422	321,290
Dairy Crest Group PLC	24,811	205,353
DCC PLC	9,758	866,247
De La Rue PLC	16,666	118,286
Debenhams PLC	168,875	193,950
Derwent London PLC	9,206	442,876
Devro PLC	19,972	81,700
Diageo PLC	262,252	7,091,837
Dignity PLC	7,952	284,233
Diploma PLC	21,313	228,385
Direct Line Insurance Group PLC	140,670	745,759
Dixons Carphone PLC	93,155	580,240
Domino’s Pizza Group PLC	21,197	285,208
Drax Group PLC[b]	45,305	212,110
DS Smith PLC	95,494	533,398
Dunelm Group PLC	14,668	189,839
easyJet PLC	16,888	364,409
Electrocomponents PLC	56,968	215,474
Elementis PLC	57,412	181,578
EnQuest PLC[a,b]	113,154	66,718
Enterprise Inns PLC[a]	96,160	122,200
Entertainment One Ltd.	34,891	94,557
Essentra PLC	26,982	320,951
esure Group PLC	48,021	188,809
Evraz PLC[a]	37,646	78,310
Experian PLC	102,154	1,872,065
Fenner PLC	38,526	80,987
FirstGroup PLC[a]	138,016	201,876
Foxtons Group PLC	39,069	82,701
Fresnillo PLC	30,150	491,576

Security	Shares	Value

G4S PLC	166,433	$459,334
Galliford Try PLC	13,780	257,578
Genus PLC	10,646	233,930
GKN PLC	207,766	848,242
GlaxoSmithKline PLC	509,481	10,889,089
Glencore PLC	1,293,913	3,087,695
Globo PLC[a]	33,626	1
Go-Ahead Group PLC	6,557	246,377
Grafton Group PLC	26,982	272,927
Grainger PLC	65,611	213,949
Great Portland Estates PLC	35,196	390,815
Greencore Group PLC	51,506	272,228
Greene King PLC	29,593	354,610
Greggs PLC	12,314	186,341
Gulf Keystone Petroleum Ltd.[a,b]	138,238	10,226
GVC Holdings PLC	23,598	187,363
GW Pharmaceuticals PLC[a,b]	32,627	217,827
Halfords Group PLC	26,197	161,985
Halma PLC	45,305	591,997
Hammerson PLC	66,277	567,487
Hansteen Holdings PLC	146,215	222,330
Hargreaves Lansdown PLC	25,753	485,151
Hays PLC	165,767	311,068
Helical Bar PLC	13,093	73,603
Henderson Group PLC	114,468	428,601
Hikma Pharmaceuticals PLC	16,909	545,931
Hiscox Ltd.	33,653	443,931
Home Retail Group PLC	93,274	233,103
Homeserve PLC	35,929	218,004
Howden Joinery Group PLC	73,278	530,284
HSBC Holdings PLC	2,067,099	13,702,131
Hunting PLC	17,332	93,053
ICAP PLC	58,966	404,687
IG Group Holdings PLC	41,753	472,798
Imagination Technologies Group PLC[a,b]	30,112	68,703
IMI PLC	27,648	378,690
Imperial Brands PLC	100,378	5,467,825
Inchcape PLC	42,419	420,996
Indivior PLC	86,652	204,114
Informa PLC	58,589	561,738
Inmarsat PLC	45,083	613,862
InterContinental Hotels Group PLC	23,986	958,892
Intermediate Capital Group PLC	40,863	367,542
International Personal Finance PLC	26,775	104,960

54

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

Interserve PLC	21,535	$134,799
Intertek Group PLC	16,222	773,981
Intu Properties PLC	77,718	346,443
Investec PLC	56,746	434,756
ITE Group PLC	35,342	80,377
ITV PLC	396,597	1,308,356
J D Wetherspoon PLC	16,222	157,553
J Sainsbury PLC	134,242	568,125
John Menzies PLC	10,585	77,259
John Wood Group PLC	39,977	365,722
Johnson Matthey PLC	19,708	833,485
Jupiter Fund Management PLC	41,531	256,070
Just Eat PLC[a]	45,249	254,204
KAZ Minerals PLC[a]	39,858	100,135
Keller Group PLC	13,558	175,473
Kier Group PLC	13,916	242,588
Kingfisher PLC	244,610	1,303,961
Ladbrokes PLC	100,600	172,716
Laird PLC	44,639	227,825
Lancashire Holdings Ltd.	26,965	217,058
Land Securities Group PLC	77,052	1,277,729
Legal & General Group PLC	615,010	2,009,972
Lloyds Banking Group PLC	5,965,709	5,861,363
London Stock Exchange Group PLC	32,507	1,291,918
LondonMetric Property PLC	92,267	214,232
Majestic Wine PLC[a]	11,782	75,424
Man Group PLC	175,833	380,185
Marks & Spencer Group PLC	165,101	1,024,263
Marston’s PLC	89,825	189,087
Mediclinic International PLC	41,968	556,385
Meggitt PLC	79,938	480,935
Melrose Industries PLC	23,814	130,226
Merlin Entertainments PLC[c]	61,540	388,997
Michael Page International PLC	34,530	205,620
Micro Focus International PLC	19,387	434,237
Mitchells & Butlers PLC	30,978	121,935
Mitie Group PLC	53,638	213,172
Mondi PLC	37,194	712,671
Moneysupermarket.com Group PLC	62,503	287,409
Morgan Advanced Materials PLC	43,973	151,958
Mothercare PLC[a]	25,019	44,622
N Brown Group PLC	24,337	95,724
Nanoco Group PLC[a,b]	39,602	22,625
National Express Group PLC	66,277	315,152
National Grid PLC	388,620	5,549,437

Security	Shares	Value

NewRiver Retail Ltd.	24,386	$115,207
Next PLC	15,847	1,180,446
Northgate PLC	25,309	149,524
Ocado Group PLC[a,b]	62,507	270,671
Old Mutual PLC	499,385	1,357,024
Ophir Energy PLC[a,b]	70,545	77,868
Oxford Instruments PLC	9,650	92,805
Paragon Group of Companies PLC (The)	40,643	176,947
Paysafe Group PLC[a]	49,162	274,531
Pearson PLC	85,163	1,004,281
Pennon Group PLC	40,643	483,448
Persimmon PLC	35,880	1,044,380
Petra Diamonds Ltd.	78,634	135,925
Petrofac Ltd.	26,641	329,773
Pets at Home Group PLC	31,786	112,870
Phoenix Group Holdings	26,661	335,879
Playtech PLC	21,979	259,025
Poundland Group PLC	26,772	67,456
Premier Farnell PLC	62,947	111,806
Premier Foods PLC[a]	107,926	61,659
Provident Financial PLC	15,556	664,042
Prudential PLC	267,033	5,271,109
QinetiQ Group PLC	80,279	263,073
Randgold Resources Ltd.	9,989	990,647
Reckitt Benckiser Group PLC	67,077	6,538,298
Redrow PLC	23,282	130,625
Regus PLC	79,494	340,502
RELX PLC	112,697	1,997,588
Renishaw PLC	3,835	106,515
Rentokil Initial PLC	220,174	567,981
Restaurant Group PLC (The)	25,309	101,994
Rexam PLC	69,282	634,320
Rightmove PLC	10,760	608,111
Rio Tinto PLC	131,151	4,419,795
Rolls-Royce Holdings PLC	196,404	1,926,235
Rolls-Royce Holdings PLC New[a]	13,944,684	20,428
Rotork PLC	92,489	253,361
Royal Bank of Scotland Group PLC[a]	402,579	1,356,398
Royal Dutch Shell PLC Class A	413,866	10,788,623
Royal Dutch Shell PLC Class B	416,407	10,894,511
Royal Mail PLC	91,304	651,235
RPC Group PLC	40,446	432,224
RPS Group PLC	40,425	103,336
RSA Insurance Group PLC	109,155	734,107

55

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

SABMiller PLC	101,598	$6,228,578
Safestore Holdings PLC	19,024	94,362
Sage Group PLC (The)	116,244	1,008,093
Savills PLC	20,869	226,837
Schroders PLC	11,426	420,792
Segro PLC	67,521	413,154
Senior PLC	54,748	174,516
Serco Group PLC[a]	116,955	164,474
Severn Trent PLC	25,087	818,422
Shaftesbury PLC	28,536	380,402
Shire PLC	61,837	3,859,830
SIG PLC	80,501	159,790
Sirius Minerals PLC[a]	240,117	68,591
Sky PLC	107,601	1,479,309
Smith & Nephew PLC	93,940	1,590,804
Smiths Group PLC	38,526	625,319
SOCO International PLC	31,422	68,009
Spectris PLC	12,536	334,408
Speedy Hire PLC	83,493	44,949
Spirax-Sarco Engineering PLC	7,395	369,945
Spire Healthcare Group PLC[c]	27,316	131,090
Spirent Communications PLC	121,913	140,194
Sports Direct International PLC[a]	28,758	162,276
SSE PLC	102,907	2,276,303
SSP Group PLC	43,924	185,119
ST Modwen Properties PLC	34,530	154,986
St. James’s Place PLC	54,970	698,157
Stagecoach Group PLC	53,416	201,492
Standard Chartered PLC	359,589	2,908,255
Standard Life PLC	197,378	942,883
Stock Spirits Group PLC	31,863	75,265
SuperGroup PLC	4,613	82,375
SVG Capital PLC[a]	37,916	286,047
Synthomer PLC	46,386	236,469
TalkTalk Telecom Group PLC[b]	56,746	222,282
Tate & Lyle PLC	51,728	445,565
Taylor Wimpey PLC	327,434	884,010
Ted Baker PLC	3,029	105,827
Telecom Plus PLC[b]	8,984	122,526
Tesco PLC[a]	849,875	2,142,615
Thomas Cook Group PLC[a]	153,453	198,380
Travis Perkins PLC	24,643	667,120
Tritax Big Box REIT PLC	88,000	174,933
TUI AG	53,352	774,520
Tullett Prebon PLC	36,972	183,441

Security	Shares	Value

Tullow Oil PLC[a]	98,625	$404,099
UBM PLC	49,304	410,963
UDG Healthcare PLC	39,414	353,354
Ultra Electronics Holdings PLC	9,650	249,647
Unilever PLC	134,326	6,010,471
UNITE Group PLC (The)	34,308	317,881
United Utilities Group PLC	72,834	1,002,396
Vectura Group PLC[a]	48,820	123,008
Vedanta Resources PLC	9,428	58,269
Vesuvius PLC	29,424	138,491
Victrex PLC	9,650	197,908
Virgin Money Holdings UK PLC	24,971	133,554
Vodafone Group PLC	2,781,958	8,933,042
Weir Group PLC (The)	21,979	386,365
WH Smith PLC	16,588	407,021
Whitbread PLC	17,983	1,020,013
William Hill PLC	91,190	417,718
Wm Morrison Supermarkets PLC	230,727	645,903
Wolseley PLC	25,975	1,453,921
Workspace Group PLC	20,383	249,323
Worldpay Group PLC[a,c]	145,336	568,238
WPP PLC	135,574	3,169,696
WS Atkins PLC	13,558	264,550
Xaar PLC	16,428	116,717
Xchanging PLC[a]	21,621	59,861
Zoopla Property Group PLC[c]	36,081	155,658

		289,319,036

TOTAL COMMON STOCKS
(Cost: $1,010,051,268)		937,238,377

PREFERRED STOCKS — 0.82%

GERMANY — 0.73%
Bayerische Motoren Werke AG	5,739	455,849
Fuchs Petrolub SE	6,430	275,104
Henkel AG & Co. KGaA	18,505	2,112,687
Jungheinrich AG	1,766	166,528
Porsche Automobil Holding SE	16,158	901,824
Sartorius AG	1,037	255,896
Volkswagen AG	19,350	2,802,450

		6,970,338
ITALY — 0.09%
Intesa Sanpaolo SpA	127,239	334,603
Telecom Italia SpA/Milano	640,985	502,894

		837,497

56

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI EUROPE ETF

April 30, 2016

Security	Shares	Value

TOTAL PREFERRED STOCKS
(Cost: $9,216,996)		$7,807,835

RIGHTS — 0.00%

SWEDEN — 0.00%
Hemfosa Fastigheter ABa	18,612	6,728

		6,728

TOTAL RIGHTS (Cost: $0)		6,728

SHORT-TERM INVESTMENTS — 0.98%

MONEY MARKET FUNDS — 0.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	8,517,927	8,517,927
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	464,759	464,759
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	371,300	371,300

		9,353,986

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,353,986)		9,353,986

TOTAL INVESTMENTS IN SECURITIES — 100.31%
(Cost: $1,028,622,250)		954,406,926
Other Assets, Less Liabilities — (0.31)%		(2,989,326)

NET ASSETS — 100.00%		$951,417,600

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

57

Schedule of Investments (Unaudited)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.16%

AUSTRALIA — 19.33%
1-Page Ltd.[a,b]	18,224	$13,421
Abacus Property Group	62,560	151,344
Adelaide Brighton Ltd.	61,089	241,026
AGL Energy Ltd.	82,849	1,156,408
Ainsworth Game Technology Ltd.	28,722	51,072
ALS Ltd.	69,613	248,626
Altium Ltd.	24,480	114,894
Alumina Ltd.	335,708	383,012
Amcor Ltd./Australia	155,085	1,822,639
AMP Ltd.	385,164	1,728,355
Ansell Ltd.	22,107	336,238
APA Group	136,472	911,301
APN News & Media Ltd.[a]	207,944	98,389
ARB Corp. Ltd.[b]	11,363	139,787
Ardent Leisure Group	63,114	104,519
Aristocrat Leisure Ltd.	57,984	442,505
Arrium Ltd.[a,b]	747,936	6
Asaleo Care Ltd.	31,280	47,027
Asciano Ltd.	82,688	557,203
ASX Ltd.	24,672	823,368
Aurizon Holdings Ltd.	272,729	888,729
AusNet Services	205,835	241,122
Austal Ltd.	55,216	65,735
Australia & New Zealand Banking Group Ltd.	360,866	6,683,836
Australian Agricultural Co. Ltd.[a]	70,637	77,356
Australian Pharmaceutical Industries Ltd.	85,007	127,151
Automotive Holdings Group Ltd.	37,846	113,218
Aveo Group	54,474	142,176
Bank of Queensland Ltd.	51,290	440,347
Beach Energy Ltd.	267,784	151,226
Bellamy’s Australia Ltd.[b]	9,928	76,296
Bendigo & Adelaide Bank Ltd.	60,819	432,579
BHP Billiton Ltd.	382,160	6,031,229
Billabong International Ltd.[a]	22,304	23,149
BlueScope Steel Ltd.	77,520	382,761
Boral Ltd.	98,800	485,571
Brambles Ltd.	203,191	1,935,214
Breville Group Ltd.	18,923	118,850
Brickworks Ltd.	5,032	58,793
Broadspectrum Ltd.[a]	80,784	91,242

Security	Shares	Value

BT Investment Management Ltd.	24,208	$182,711
Burson Group Ltd.	40,528	154,026
BWP Trust	75,287	201,094
Cabcharge Australia Ltd.	27,064	66,506
Caltex Australia Ltd.	35,146	871,705
Cardno Ltd.[b]	24,080	20,398
carsales.com Ltd.	29,532	265,039
Cedar Woods Properties Ltd.	17,544	57,036
Challenger Ltd./Australia	71,563	489,335
Charter Hall Group	39,061	142,787
Charter Hall Retail REIT	49,400	179,450
CIMIC Group Ltd.	14,824	404,890
Cleanaway Waste Management Ltd.	231,472	139,552
Coca-Cola Amatil Ltd.	75,073	492,711
Cochlear Ltd.	8,989	741,081
Commonwealth Bank of Australia	214,744	12,109,236
Computershare Ltd.	60,144	464,038
Corporate Travel Management Ltd.	5,984	65,121
Costa Group Holdings Ltd.	28,424	64,425
Cover-More Group Ltd.	52,088	55,651
Credit Corp. Group Ltd.	7,344	56,718
Cromwell Property Group	188,127	146,441
Crown Resorts Ltd.	46,970	423,331
CSL Ltd.	58,489	4,694,803
CSR Ltd.	67,378	175,855
Dexus Property Group	114,703	737,050
Domino’s Pizza Enterprises Ltd.	8,854	418,997
Donaco International Ltd.[a]	64,600	22,185
Downer EDI Ltd.	58,524	166,145
DUET Group	257,137	441,527
DuluxGroup Ltd.	52,235	255,124
Eclipx Group Ltd.	33,728	76,189
Energy World Corp. Ltd.[a,b]	94,112	13,646
ERM Power Ltd.	23,664	25,825
Estia Health Ltd.	21,488	94,784
Evolution Mining Ltd.	175,984	263,232
Fairfax Media Ltd.	295,528	179,298
FlexiGroup Ltd./Australia	51,965	94,780
Flight Centre Travel Group Ltd.	7,099	212,966
Fortescue Metals Group Ltd.[b]	212,493	552,980
G8 Education Ltd.	36,933	110,769
Gateway Lifestyle	53,329	114,361
GDI Property Group	149,471	98,670
Genworth Mortgage Insurance Australia Ltd.	43,520	79,377

58

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Goodman Group	217,659	$1,144,474
GPT Group (The)	208,670	801,010
GrainCorp Ltd. Class A	32,986	206,169
Greencross Ltd.	18,496	100,359
Growthpoint Properties Australia Ltd.	63,648	156,891
GUD Holdings Ltd.	7,616	49,636
GWA Group Ltd.	49,699	87,613
Harvey Norman Holdings Ltd.	71,833	245,591
Healthscope Ltd.	164,968	342,435
Iluka Resources Ltd.	56,769	278,569
Incitec Pivot Ltd.	217,794	535,195
Independence Group NL	62,034	144,864
Insurance Australia Group Ltd.	303,341	1,335,725
Investa Office Fund	78,527	249,899
Invocare Ltd.	19,058	178,311
IOOF Holdings Ltd.	35,821	244,391
IPH Ltd.	14,960	79,004
Iress Ltd.	29,262	259,936
iSentia Group Ltd.	31,552	87,406
James Hardie Industries PLC	57,444	812,326
Japara Healthcare Ltd.	22,168	47,877
JB Hi-Fi Ltd.	13,658	228,996
Karoon Gas Australia Ltd.[a]	49,368	55,006
LendLease Group	68,728	666,112
Macquarie Atlas Roads Group	56,440	209,762
Macquarie Group Ltd.	37,306	1,807,850
Magellan Financial Group Ltd.	16,223	266,183
Mantra Group Ltd.	33,320	94,084
Mayne Pharma Group Ltd.[a]	131,784	140,297
McMillan Shakespeare Ltd.	10,958	102,693
Medibank Pvt Ltd.	360,166	863,063
Mesoblast Ltd.[a]	27,642	46,198
Metals X Ltd.	54,400	42,761
Metcash Ltd.[a]	120,904	162,392
Mineral Resources Ltd.	30,328	171,503
Mirvac Group	462,206	659,610
Monadelphous Group Ltd.	10,472	60,897
Myer Holdings Ltd.	124,226	98,121
MYOB Group Ltd.	40,936	106,217
National Australia Bank Ltd.	328,168	6,809,504
Navitas Ltd.	29,937	116,974
Newcrest Mining Ltd.[a]	92,966	1,345,865
NEXTDC Ltd.[a]	30,464	66,956
Nine Entertainment Co. Holdings Ltd.	97,180	83,804

Security	Shares	Value

Northern Star Resources Ltd.	65,688	$194,002
Nufarm Ltd./Australia	33,880	181,506
Oil Search Ltd.	175,576	941,956
Orica Ltd.	48,725	568,923
Origin Energy Ltd.	221,952	929,911
Orora Ltd.	166,369	335,186
OZ Minerals Ltd.	46,565	208,952
OzForex Group Ltd.[b]	56,904	93,801
Pacific Brands Ltd.	165,561	144,668
Pact Group Holdings Ltd.	34,471	136,268
Paladin Energy Ltd.[a,b]	372,640	75,361
Perpetual Ltd.	6,154	200,772
Platinum Asset Management Ltd.	28,452	131,582
Premier Investments Ltd.	13,523	164,089
Primary Health Care Ltd.	73,318	194,156
Programmed Maintenance Services Ltd.	34,816	38,925
Qantas Airways Ltd.	95,880	235,610
QBE Insurance Group Ltd.	163,534	1,391,531
Qube Holdings Ltd.[b]	95,346	181,181
Ramsay Health Care Ltd.	17,033	844,268
RCG Corp. Ltd.[b]	29,376	30,713
REA Group Ltd.	6,964	270,618
Regis Healthcare Ltd.	17,303	67,344
Regis Resources Ltd.	53,191	117,719
Retail Food Group Ltd.	11,424	47,950
Rio Tinto Ltd.	48,688	1,915,405
SAI Global Ltd.	32,232	89,782
Sandfire Resources NL	33,526	151,721
Santos Ltd.	222,632	815,528
Scentre Group	655,250	2,345,254
Seek Ltd.	42,166	526,770
Select Harvests Ltd.	9,816	37,680
Seven West Media Ltd.	240,632	194,657
SG Fleet Group Ltd.	29,920	78,775
Shopping Centres Australasia Property Group	107,924	192,728
Sigma Pharmaceuticals Ltd.	194,281	163,092
Sims Metal Management Ltd.	26,292	190,214
Sirtex Medical Ltd.	7,774	176,439
Sonic Healthcare Ltd.	48,860	724,124
South32 Ltd.[a]	667,624	845,766
Southern Cross Media Group Ltd.	154,815	127,599
Spotless Group Holdings Ltd.	134,096	132,524
St. Barbara Ltd.[a]	74,120	131,230

59

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Star Entertainment Grp Ltd. (The)	105,145	$453,364
Steadfast Group Ltd.	101,905	146,205
Stockland	291,922	973,550
Suncorp Group Ltd.	164,560	1,569,800
Super Retail Group Ltd.	21,488	138,732
Sydney Airport	134,272	697,819
Syrah Resources Ltd.[a,b]	17,952	64,801
Tabcorp Holdings Ltd.	106,495	360,034
Tassal Group Ltd.	34,876	103,801
Tatts Group Ltd.	179,678	516,947
Technology One Ltd.	31,552	117,505
Telstra Corp. Ltd.	545,904	2,233,012
Ten Network Holdings Ltd.[a,b]	45,444	32,947
TFS Corp. Ltd.[b]	42,296	50,354
Tox Free Solutions Ltd.	50,210	110,738
TPG Telecom Ltd.	43,218	353,235
Transurban Group	235,735	2,083,256
Treasury Wine Estates Ltd.	96,035	683,055
Vicinity Centres	389,284	986,313
Village Roadshow Ltd.	21,488	86,256
Virgin Australia Holdings Ltd.[a]	265,495	70,914
Virtus Health Ltd.	23,862	123,102
Vocus Communications Ltd.	78,841	519,246
Wesfarmers Ltd.	138,176	4,510,056
Western Areas Ltd.	46,430	88,583
Westfield Corp.	255,156	1,966,696
Westpac Banking Corp.	420,240	9,957,929
Whitehaven Coal Ltd.[a,b]	151,232	88,868
Woodside Petroleum Ltd.	93,704	2,026,600
Woolworths Ltd.	160,072	2,700,935
WorleyParsons Ltd.	29,784	158,880

		126,691,907
HONG KONG — 8.51%
AIA Group Ltd.	1,523,200	9,169,989
ASM Pacific Technology Ltd.	40,800	294,539
Bank of East Asia Ltd. (The)[b]	163,200	594,338
BOC Hong Kong Holdings Ltd.	408,000	1,222,864
Brightoil Petroleum Holdings Ltd.[b]	544,000	173,217
Cathay Pacific Airways Ltd.	136,000	217,398
Champion REIT[b]	272,000	145,867
Cheung Kong Infrastructure Holdings Ltd.[b]	136,000	1,285,979
Cheung Kong Property Holdings Ltd.	340,072	2,334,455

Security	Shares	Value

China Strategic Holdings Ltd.[a,b]	2,720,000	$81,700
Citic Telecom International Holdings Ltd.	408,000	169,886
CK Hutchison Holdings Ltd.	340,072	4,077,076
CK Life Sciences International Holdings Inc.	1,088,000	103,790
CLP Holdings Ltd.	272,000	2,515,856
Dah Sing Banking Group Ltd.	163,200	291,173
Emperor Watch & Jewellery Ltd.[a]	1,360,000	31,207
Enerchina Holdings Ltd.[a]	816,000	33,662
Esprit Holdings Ltd.[a,b]	244,800	214,593
FIH Mobile Ltd.	408,000	175,146
First Pacific Co. Ltd./Hong Kong	544,000	345,032
G-Resources Group Ltd.	4,488,000	102,984
Galaxy Entertainment Group Ltd.	272,000	918,682
GCL New Energy Holdings Ltd.[a]	708,000	35,139
Giordano International Ltd.	272,000	123,075
Global Brands Group Holding Ltd.[a]	1,088,065	129,044
Guotai Junan International Holdings Ltd.[b]	272,000	91,167
Hang Lung Properties Ltd.	272,000	542,794
Hang Seng Bank Ltd.	108,800	1,977,621
Henderson Land Development Co. Ltd.	143,120	894,823
HKBN Ltd.[b]	136,000	167,607
HKT Trust & HKT Ltd.	272,720	395,165
Hong Kong & China Gas Co. Ltd.	816,400	1,523,935
Hong Kong Exchanges and Clearing Ltd.	145,800	3,689,545
Hongkong Land Holdings Ltd.	40,800	259,080
Hopewell Holdings Ltd.	68,000	229,670
Hsin Chong Group Holdings Ltd.[b]	816,000	85,206
Hutchison Telecommunications Hong Kong Holdings Ltd.[b]	272,000	95,375
Hybrid Kinetic Group Ltd.[a,b]	1,904,000	59,644
Hysan Development Co. Ltd.	136,000	602,228
IGG Inc.	136,000	59,259
Johnson Electric Holdings Ltd.	68,250	201,920
Kerry Logistics Network Ltd.	136,000	191,801
Kerry Properties Ltd.	68,000	185,402
Kowloon Development Co. Ltd.	136,000	130,965
KuangChi Science Ltd.[a,b]	136,000	65,219
Landing International Development Ltd.[a,b]	2,040,000	58,645

60

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Langham Hospitality Investments and Langham Hospitality Investments Ltd.	136,000	$45,408
Li & Fung Ltd.	816,000	505,976
Link REIT	272,000	1,653,277
Macau Legend Development Ltd.[a]	272,000	37,168
Man Wah Holdings Ltd.	108,800	127,073
Melco Crown Entertainment Ltd. ADR[b]	8,568	126,806
Melco International Development Ltd.[b]	136,000	156,211
MGM China Holdings Ltd.	108,800	152,880
MTR Corp. Ltd.	204,000	1,009,849
New World Development Co. Ltd.	680,000	678,492
Newocean Energy Holdings Ltd.	272,000	92,920
NWS Holdings Ltd.	272,000	414,459
Pacific Basin Shipping Ltd.[a,b]	408,000	68,901
Pacific Textiles Holdings Ltd.[b]	136,000	175,321
PCCW Ltd.	544,000	368,875
Polytec Asset Holdings Ltd.	680,000	58,733
Power Assets Holdings Ltd.	204,000	1,944,748
Sa Sa International Holdings Ltd.[b]	272,000	83,453
Samson Holding Ltd.	408,000	46,811
Sands China Ltd.	272,000	974,785
Shangri-La Asia Ltd.	272,000	332,759
Shun Tak Holdings Ltd.	544,000	181,633
Singamas Container Holdings Ltd.[b]	816,000	87,310
Sino Land Co. Ltd.	272,000	428,484
SITC International Holdings Co. Ltd.	272,000	147,270
Sitoy Group Holdings Ltd.[b]	136,000	49,441
SJM Holdings Ltd.	272,000	183,035
SmarTone Telecommunications Holdings Ltd.	68,000	112,556
SOCAM Development Ltd.[a,b]	272,000	135,348
Sun Hung Kai & Co. Ltd.[b]	136,000	79,771
Sun Hung Kai Properties Ltd.	272,000	3,438,045
SUNeVision Holdings Ltd.	272,000	90,816
Sunlight REIT	272,000	143,413
Swire Pacific Ltd. Class A	68,000	739,416
Swire Properties Ltd.	163,200	424,978
Techtronic Industries Co. Ltd.	204,000	766,591
Town Health International Medical Group Ltd.	544,000	102,387
Trinity Ltd.[b]	272,000	28,402
Truly International Holdings Ltd.	272,000	106,595
Value Partners Group Ltd.[b]	136,000	130,614

Security	Shares	Value

VTech Holdings Ltd.	27,200	$281,215
WH Group Ltd.[a,c]	748,000	605,559
Wharf Holdings Ltd. (The)	136,000	738,101
Wheelock & Co. Ltd.	136,000	631,156
Wynn Macau Ltd.	217,600	311,370
Xinyi Glass Holdings Ltd.[b]	272,000	186,191
Yuan Heng Gas Holdings Ltd.[a]	544,000	40,674
Yue Yuen Industrial Holdings Ltd.	68,000	248,079

		55,767,117
JAPAN — 66.37%
Accordia Golf Co. Ltd.	13,600	131,685
Acom Co. Ltd.[a,b]	81,600	443,864
Activia Properties Inc.	136	734,689
ADEKA Corp.	13,600	197,908
Aderans Co. Ltd.	13,600	70,672
Advance Residence Investment Corp.	136	370,903
Advantest Corp.	40,800	404,206
Aeon Co. Ltd.	81,600	1,253,419
AEON Financial Service Co. Ltd.	13,600	314,721
Aeon Mall Co. Ltd.	27,200	389,207
AEON REIT Investment Corp.	136	171,215
Aica Kogyo Co. Ltd.	13,600	315,992
Aida Engineering Ltd.	27,200	258,285
Aiful Corp.[a,b]	68,000	244,684
Aisin Seiki Co. Ltd.	27,200	1,100,762
Ajinomoto Co. Inc.	136,000	3,247,628
Alfresa Holdings Corp.	27,200	543,517
Alpine Electronics Inc.	13,600	174,520
Alps Electric Co. Ltd.	27,200	505,893
Amada Holdings Co. Ltd.	54,400	565,888
Amano Corp.	27,200	459,117
ANA Holdings Inc.	136,000	391,495
Anritsu Corp.	27,200	167,021
AOKI Holdings Inc.	13,600	162,572
Aozora Bank Ltd.	136,000	496,995
Artnature Inc.	13,600	115,542
Asahi Diamond Industrial Co. Ltd.	13,600	140,836
Asahi Glass Co. Ltd.	136,000	824,936
Asahi Group Holdings Ltd.	54,400	1,784,098
Asahi Intecc Co. Ltd.	13,600	674,947
Asahi Kasei Corp.	136,000	965,645
ASICS Corp.	27,200	562,075
Astellas Pharma Inc.	258,400	3,615,354
Autobacs Seven Co. Ltd.	13,600	240,236

61

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Azbil Corp.	13,600	$359,845
Bandai Namco Holdings Inc.	27,200	594,869
Bank of Saga Ltd. (The)	136,000	280,910
Bank of the Ryukyus Ltd.	13,600	161,809
Benesse Holdings Inc.	13,600	394,673
BIC Camera Inc.	13,600	137,405
Bridgestone Corp.	81,600	3,139,078
Brother Industries Ltd.	40,800	486,954
Calbee Inc.	13,600	549,745
Canon Inc.	136,000	3,955,624
Canon Marketing Japan Inc.	13,600	250,913
Capcom Co. Ltd.	13,600	322,094
Casio Computer Co. Ltd.	27,200	537,670
Cawachi Ltd.	13,600	325,653
Central Japan Railway Co.	13,600	2,470,358
Chiba Bank Ltd. (The)	136,000	716,893
Chubu Electric Power Co. Inc.	81,600	1,106,227
Chugai Pharmaceutical Co. Ltd.	27,200	955,858
Chugoku Bank Ltd. (The)	27,200	291,842
Chugoku Electric Power Co. Inc. (The)	40,800	543,771
Citizen Holdings Co. Ltd.	40,800	237,948
CKD Corp.	27,200	232,355
Coca-Cola East Japan Co. Ltd.	13,600	256,505
Coca-Cola West Co. Ltd.	13,600	380,055
Colowide Co. Ltd.	13,600	225,872
COMSYS Holdings Corp.	13,600	210,492
Concordia Financial Group Ltd.[a]	136,000	651,305
COOKPAD Inc.[b]	13,600	202,993
Corona Corp.	27,200	271,250
Cosmo Energy Holdings Co. Ltd.	13,600	178,334
Credit Saison Co. Ltd.	14,100	268,571
Dai Nippon Printing Co. Ltd.	136,000	1,323,202
Dai-ichi Life Insurance Co. Ltd. (The)	136,000	1,740,119
Daibiru Corp.	13,600	123,041
Daifuku Co. Ltd.	27,200	506,910
Daihatsu Motor Co. Ltd.	27,200	381,326
Daiichi Sankyo Co. Ltd.	81,600	1,983,659
Daikin Industries Ltd.	27,200	2,258,468
Daio Paper Corp.	13,600	138,676
Daiseki Co. Ltd.	13,600	260,319
Daito Trust Construction Co. Ltd.	13,600	1,969,550
Daiwa House Industry Co. Ltd.	81,600	2,259,739
Daiwa House Residential Investment Corp.	137	338,291

Security	Shares	Value

Daiwa Securities Group Inc.	272,000	$1,642,753
DCM Holdings Co. Ltd.	27,200	209,221
Dena Co. Ltd.	13,600	236,931
Denso Corp.	68,000	2,701,696
Dentsu Inc.	27,200	1,441,413
DIC Corp.	136,000	326,669
DMG Mori Co. Ltd.	13,600	162,064
Don Quijote Holdings Co. Ltd.	13,600	505,257
Duskin Co. Ltd.	13,600	254,599
East Japan Railway Co.	40,800	3,746,149
EDION Corp.	27,200	225,491
Eighteenth Bank Ltd. (The)	136,000	331,754
Eiken Chemical Co. Ltd.	13,600	256,505
Eisai Co. Ltd.	27,200	1,737,577
Electric Power Development Co. Ltd.	13,600	421,365
EPS Holdings Inc.	13,600	175,918
Euglena Co. Ltd.[a,b]	13,600	197,781
FamilyMart Co. Ltd.	13,600	735,960
Fancl Corp.	13,600	185,706
FANUC Corp.	27,200	4,195,860
Fast Retailing Co. Ltd.	13,600	3,709,669
FCC Co. Ltd.	13,600	236,804
Financial Products Group Co. Ltd.	13,600	169,690
Fudo Tetra Corp.	54,400	68,639
Fuji Electric Co. Ltd.	136,000	603,767
Fuji Heavy Industries Ltd.	81,600	2,834,017
Fuji Machine Manufacturing Co. Ltd.	27,200	291,842
Fuji Oil Holdings Inc.	13,600	259,683
FUJIFILM Holdings Corp.	68,000	2,903,799
Fujitec Co. Ltd.	13,600	139,820
Fujitsu Ltd.	272,000	993,482
Fukuoka Financial Group Inc.	136,000	480,471
Fukuoka REIT Corp.	136	250,658
Furukawa Electric Co. Ltd.	136,000	341,923
Glory Ltd.	13,600	461,405
GLP J-REIT	408	501,063
GMO Internet Inc.	13,600	167,148
Godo Steel Ltd.	136,000	256,760
Gree Inc.	27,200	156,344
Gulliver International Co. Ltd.	27,200	276,334
GungHo Online Entertainment Inc.[b]	68,000	183,037
Hachijuni Bank Ltd. (The)	136,000	616,477
Hakuhodo DY Holdings Inc.	54,400	639,611
Hamamatsu Photonics KK	27,200	784,261

62

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Hankyu Hanshin Holdings Inc.	136,000	$883,406
Haseko Corp.	40,800	388,953
Hazama Ando Corp.	40,800	204,772
Heiwa Real Estate REIT Inc.	136	114,525
Heiwado Co. Ltd.	13,600	287,774
Hino Motors Ltd.	40,800	412,595
Hisamitsu Pharmaceutical Co. Inc.	13,600	664,779
Hitachi Chemical Co. Ltd.	13,600	238,456
Hitachi Construction Machinery Co. Ltd.	13,600	224,728
Hitachi High-Technologies Corp.	13,600	383,868
Hitachi Ltd.	680,000	3,276,863
Hitachi Transport System Ltd.	13,600	235,660
Hitachi Zosen Corp.	40,800	214,305
Hokkaido Electric Power Co. Inc.	27,200	254,726
Hokuetsu Kishu Paper Co. Ltd.	40,800	265,403
Hokuhoku Financial Group Inc.	136,000	177,952
Hokuriku Electric Power Co.	27,200	365,056
Honda Motor Co. Ltd.	210,400	5,884,593
House Foods Group Inc.	13,600	267,945
Hoya Corp.	54,400	2,166,441
Hulic Co. Ltd.	40,800	419,459
Hulic Reit Inc.	136	236,549
Ibiden Co. Ltd.	27,200	354,379
Ichigo Inc.	68,000	305,697
Ichigo Office REIT Investment	272	212,017
Ichiyoshi Securities Co. Ltd.	13,600	116,304
Idemitsu Kosan Co. Ltd.	13,600	299,468
IHI Corp.	136,000	311,416
Iida Group Holdings Co. Ltd.	27,200	531,569
Iino Kaiun Kaisha Ltd.	40,800	165,496
INPEX Corp.	122,400	1,016,082
Invesco Office J-Reit Inc.	272	251,930
Invincible Investment Corp.	680	522,417
Isetan Mitsukoshi Holdings Ltd.	54,400	601,987
Isuzu Motors Ltd.	68,000	759,792
IT Holdings Corp.	13,600	333,915
Ito EN Ltd.	13,600	427,085
ITOCHU Corp.	204,000	2,697,883
Itochu-Shokuhin Co. Ltd.	13,600	519,875
Itoki Corp.	13,600	87,324
Iyo Bank Ltd. (The)	40,800	279,131
J Front Retailing Co. Ltd.	54,400	681,811
J Trust Co. Ltd.	13,600	105,373
Japan Airlines Co. Ltd.	13,600	502,461

Security	Shares	Value

Japan Communications Inc.[a]	27,200	$52,369
Japan Display Inc.[a]	54,400	109,822
Japan Excellent Inc.	136	194,731
Japan Exchange Group Inc.	81,600	1,278,206
Japan Hotel REIT Investment Corp.	680	622,833
Japan Logistics Fund Inc.	136	303,917
Japan Post Bank Co. Ltd.	54,400	683,845
Japan Post Holdings Co. Ltd.	54,400	755,026
Japan Prime Realty Investment Corp.	136	608,215
Japan Real Estate Investment Corp.	136	856,713
Japan Rental Housing Investments Inc.	272	215,322
Japan Retail Fund Investment Corp.	408	1,014,709
Japan Securities Finance Co. Ltd.	27,200	109,568
Japan Tobacco Inc.	149,600	6,333,829
JFE Holdings Inc.	68,000	1,003,841
Jimoto Holdings Inc.	40,800	55,674
Joyo Bank Ltd. (The)	136,000	491,911
JSP Corp.	13,600	240,490
JSR Corp.	27,200	386,665
JTEKT Corp.	27,200	363,785
JX Holdings Inc.	291,400	1,281,675
Kadokawa Dwango[a]	13,600	199,815
Kagome Co. Ltd.	27,200	593,344
Kajima Corp.	136,000	870,695
Kakaku.com Inc.	27,200	506,655
Kamei Corp.	27,200	253,201
Kansai Electric Power Co. Inc. (The)[a]	95,200	869,475
Kansai Paint Co. Ltd.	27,200	493,690
Kao Corp.	68,000	3,886,985
Kawasaki Heavy Industries Ltd.	136,000	401,664
Kawasaki Kisen Kaisha Ltd.	136,000	299,977
KDDI Corp.	231,200	6,847,729
Keikyu Corp.	136,000	1,262,190
Keio Corp.	136,000	1,232,955
Keiyo Co. Ltd.	40,800	200,578
Kenedix Inc.	54,400	241,507
Kewpie Corp.	13,600	367,471
KEY Coffee Inc.	13,600	233,372
Keyence Corp.	4,700	2,950,157
Kikkoman Corp.	48,000	1,585,868
Kintetsu Group Holdings Co. Ltd.	272,000	1,143,979
Kirin Holdings Co. Ltd.	95,200	1,416,055
Kitz Corp.	27,200	113,127
Kiyo Bank Ltd. (The)	27,200	338,872

63

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Kobe Steel Ltd.	408,000	$411,832
Koei Tecmo Holdings Co. Ltd.	13,600	219,644
Kohnan Shoji Co. Ltd.	13,600	238,964
Koito Manufacturing Co. Ltd.	13,600	615,206
Kokuyo Co. Ltd.	27,200	368,107
Komatsu Ltd.	122,400	2,180,995
Komori Corp.	13,600	166,258
Konami Holdings Corp.	27,200	873,237
Konica Minolta Inc.	68,000	615,206
Konishi Co. Ltd.	27,200	349,803
Kubota Corp.	136,000	2,109,370
Kuraray Co. Ltd.	40,800	536,145
Kurita Water Industries Ltd.	13,600	335,821
Kuroda Electric Co. Ltd.	13,600	215,958
Kyocera Corp.	40,800	2,086,998
KYORIN Holdings Inc.	13,600	277,605
Kyowa Exeo Corp.	13,600	159,140
Kyushu Electric Power Co. Inc.	68,000	706,725
Kyushu Financial Group Inc.	54,400	295,909
Lawson Inc.	13,600	1,080,424
Leopalace21 Corp.	54,400	339,126
Lintec Corp.	13,600	270,487
LIXIL Group Corp.	40,800	877,813
M3 Inc.	27,200	765,195
Makita Corp.	13,600	879,592
Marubeni Corp.	244,800	1,340,972
Maruha Nichiro Corp.	13,600	309,383
Marui Group Co. Ltd.	40,800	645,585
Marusan Securities Co. Ltd.	27,200	254,472
Matsuda Sangyo Co. Ltd.	13,600	149,099
Matsui Securities Co. Ltd.	13,600	121,135
Mazda Motor Corp.	81,600	1,330,447
McDonald’s Holdings Co. Japan Ltd.	13,600	339,126
Medipal Holdings Corp.	27,200	447,169
MEGMILK SNOW BRAND Co. Ltd.	13,600	322,983
MEIJI Holdings Co. Ltd.	13,600	1,090,593
Mie Bank Ltd. (The)	136,000	258,031
Ministop Co. Ltd.	13,600	222,822
Miraca Holdings Inc.	13,600	598,047
MIRAIT Holdings Corp.	13,600	123,041
MISUMI Group Inc.	40,800	592,581
Mitsubishi Chemical Holdings Corp.	176,800	961,374
Mitsubishi Corp.	176,800	3,078,447
Mitsubishi Electric Corp.	272,000	3,045,525
Mitsubishi Estate Co. Ltd.	136,000	2,695,976

Security	Shares	Value

Mitsubishi Heavy Industries Ltd.	408,000	$1,515,772
Mitsubishi Materials Corp.	136,000	448,694
Mitsubishi Motors Corp.	81,600	342,431
Mitsubishi Tanabe Pharma Corp.	27,200	499,029
Mitsubishi UFJ Financial Group Inc.	1,618,400	7,867,002
Mitsubishi UFJ Lease & Finance Co. Ltd.	68,000	308,874
Mitsui & Co. Ltd.	217,600	2,728,262
Mitsui Chemicals Inc.	136,000	472,845
Mitsui Engineering & Shipbuilding Co. Ltd.	136,000	219,898
Mitsui Fudosan Co. Ltd.	136,000	3,463,713
Mitsui Mining & Smelting Co. Ltd.	136,000	264,386
Mitsui OSK Lines Ltd.	136,000	301,248
Mitsumi Electric Co. Ltd.	27,200	137,786
Mizuho Financial Group Inc.	2,966,500	4,652,355
Monex Group Inc.	68,000	181,765
MonotaRO Co. Ltd.	13,600	426,450
Mori Hills REIT Investment Corp.	272	410,815
MORI TRUST Sogo REIT Inc.	136	268,708
MOS Food Services Inc.	13,600	367,853
MS&AD Insurance Group Holdings Inc.	68,000	1,886,612
Murata Manufacturing Co. Ltd.	27,200	3,761,148
Nabtesco Corp.	13,600	318,789
Nagase & Co. Ltd.	13,600	157,106
Nagoya Railroad Co. Ltd.	136,000	701,640
NanoCarrier Co. Ltd.[a,b]	13,600	200,578
NEC Corp.	250,000	630,871
NET One Systems Co. Ltd.	13,700	72,601
Neturen Co. Ltd.	27,200	192,697
Nexon Co. Ltd.	27,200	423,018
NGK Insulators Ltd.	31,000	670,443
NGK Spark Plug Co. Ltd.	27,200	572,244
NHK Spring Co. Ltd.	27,200	250,658
Nichi-Iko Pharmaceutical Co. Ltd.	13,600	335,821
Nichicon Corp.	27,200	189,646
Nichii Gakkan Co.[b]	13,600	104,356
Nidec Corp.	27,200	2,080,770
Nihon Nohyaku Co. Ltd.	13,600	73,723
Nihon Parkerizing Co. Ltd.	27,200	249,896
Nihon Unisys Ltd.	27,200	341,668
Nikkiso Co. Ltd.	13,600	108,551
Nikkon Holdings Co. Ltd.	13,600	263,115
Nikon Corp.	54,400	819,089

64

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Nintendo Co. Ltd.	13,600	$1,926,333
Nippon Building Fund Inc.	136	871,966
Nippon Coke & Engineering Co. Ltd.	176,800	132,193
Nippon Express Co. Ltd.	136,000	646,983
Nippon Light Metal Holdings Co. Ltd.	136,000	246,591
Nippon Paint Holdings Co. Ltd.	27,200	750,450
Nippon Paper Industries Co. Ltd.	13,600	267,691
Nippon Parking Development Co. Ltd.[b]	40,800	46,903
Nippon Prologis REIT Inc.	272	662,491
Nippon Sheet Glass Co. Ltd.[a]	272,000	218,627
Nippon Signal Co. Ltd.	27,200	234,897
Nippon Steel & Sumitomo Metal Corp.	95,200	2,081,151
Nippon Suisan Kaisha Ltd.	40,800	231,846
Nippon Telegraph & Telephone Corp.	95,200	4,327,798
Nippon Yakin Kogyo Co. Ltd.[a]	95,200	129,015
Nippon Yusen KK	272,000	551,652
Nipro Corp.	13,600	136,515
Nishi-Nippon City Bank Ltd. (The)	136,000	254,217
Nishimatsuya Chain Co. Ltd.	13,600	158,759
Nissan Chemical Industries Ltd.	13,600	375,733
Nissan Motor Co. Ltd.	299,200	2,796,392
Nissan Shatai Co. Ltd.	13,600	139,057
Nisshin Seifun Group Inc.	27,700	465,744
Nisshin Steel Co. Ltd.	13,600	189,900
Nisshinbo Holdings Inc.	27,200	306,332
Nissin Foods Holdings Co. Ltd.	13,600	645,712
Nitori Holdings Co. Ltd.	13,600	1,306,678
Nitto Denko Corp.	27,200	1,534,457
Nitto Kohki Co. Ltd.	13,600	274,174
NOK Corp.	13,600	237,185
Nomura Holdings Inc.	439,900	1,968,953
Nomura Real Estate Holdings Inc.	13,600	257,268
Nomura Real Estate Master Fund Inc.	544	863,831
Nomura Research Institute Ltd.	14,800	538,081
North Pacific Bank Ltd.	68,000	178,588
NSD Co. Ltd.	27,200	438,271
NSK Ltd.	68,000	626,646
NTT Data Corp.	13,600	729,604
NTT DOCOMO Inc.	190,400	4,621,420
NTT Urban Development Corp.	13,600	132,702
Obayashi Corp.	136,000	1,374,046
Obic Co. Ltd.	13,600	738,502
Odakyu Electric Railway Co. Ltd.	136,000	1,516,407
Oji Holdings Corp.	136,000	575,803

Security	Shares	Value

Okabe Co. Ltd.	13,600	$103,212
Oki Electric Industry Co. Ltd.	136,000	197,019
Olympus Corp.	27,200	1,104,575
Omron Corp.	27,200	905,014
Ono Pharmaceutical Co. Ltd.	68,000	3,163,737
Orient Corp.[a]	136,000	283,452
Oriental Land Co. Ltd./Japan	27,200	1,932,053
ORIX Corp.	176,800	2,621,554
Orix JREIT Inc.	272	458,608
Osaka Gas Co. Ltd.	272,000	1,008,735
OSG Corp.	13,600	259,302
OSJB Holdings Corp.	68,000	162,699
Otsuka Holdings Co. Ltd.	54,400	2,184,237
PALTAC Corp.	13,600	249,387
Panasonic Corp.	285,600	2,654,336
Park24 Co. Ltd.	13,600	392,130
Penta-Ocean Construction Co. Ltd.	54,400	252,184
Pigeon Corp.	13,600	372,302
Pioneer Corp.[a]	68,000	189,392
Proto Corp.	13,600	180,494
Rakuten Inc.	108,800	1,241,090
Recruit Holdings Co. Ltd.	13,600	434,076
Relia Inc.	13,600	145,285
Resona Holdings Inc.	285,600	1,049,562
Resorttrust Inc.	13,600	292,731
Ricoh Co. Ltd.	95,200	1,008,989
Ringer Hut Co. Ltd.	13,600	289,935
Rohm Co. Ltd.	13,600	622,833
Rohto Pharmaceutical Co. Ltd.	27,200	480,979
Round One Corp.	27,200	162,953
Royal Holdings Co. Ltd.	13,600	265,784
Saizeriya Co. Ltd.	13,600	245,828
Sakata Seed Corp.	13,600	351,964
Sanrio Co. Ltd.	12,600	255,074
Santen Pharmaceutical Co. Ltd.	68,000	1,014,328
Sanwa Holdings Corp.	27,200	218,119
SBI Holdings Inc./Japan	27,200	295,401
Secom Co. Ltd.	27,200	2,146,867
Sega Sammy Holdings Inc.	27,200	305,569
Seibu Holdings Inc.	13,600	296,926
Seikagaku Corp.	13,600	215,322
Seiko Epson Corp.	40,800	703,928
Seino Holdings Co. Ltd.	27,200	287,012
Sekisui Chemical Co. Ltd.	68,000	881,499

65

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Sekisui House Ltd.	68,000	$1,227,553
Sekisui House Reit Inc.	136	160,411
Sekisui House SI Residential Investment Corp.	272	292,604
Sekisui Plastics Co. Ltd.	136,000	452,507
Senshu Ikeda Holdings Inc.	81,600	316,501
Seven & I Holdings Co. Ltd.	95,200	4,042,185
Seven Bank Ltd.	81,600	359,209
Sharp Corp./Japan[a,b]	272,000	376,242
Shikoku Electric Power Co. Inc.	27,200	345,482
Shimachu Co. Ltd.	13,600	326,542
Shimano Inc.	13,600	2,043,909
Shimizu Corp.	136,000	1,249,479
Shin-Etsu Chemical Co. Ltd.	54,400	3,153,822
Shin-Etsu Polymer Co. Ltd.	40,800	249,769
Shinko Electric Industries Co. Ltd.	27,200	158,123
Shinko Plantech Co. Ltd.	27,200	214,051
Shinsei Bank Ltd.	272,000	396,579
Shionogi & Co. Ltd.	40,800	2,151,824
Shiseido Co. Ltd.	54,400	1,263,461
Shizuoka Bank Ltd. (The)	136,000	1,048,647
Showa Aircraft Industry Co. Ltd.	13,600	131,939
Showa Corp.	13,600	122,406
Showa Denko KK	272,000	292,350
Showa Shell Sekiyu KK	27,200	291,842
SKY Perfect JSAT Holdings Inc.	40,800	223,076
SMC Corp./Japan	13,600	3,475,789
Sodick Co. Ltd.	13,600	109,822
SoftBank Group Corp.	122,400	6,850,144
Sohgo Security Services Co. Ltd.	13,600	780,448
Sojitz Corp.	204,000	425,179
Sompo Japan Nipponkoa Holdings Inc.	40,800	1,121,290
Sony Corp.	163,200	4,237,297
Sony Financial Holdings Inc.	27,200	353,362
Square Enix Holdings Co. Ltd.	13,600	360,862
Stanley Electric Co. Ltd.	13,600	291,333
Star Micronics Co. Ltd.	13,600	162,826
Start Today Co. Ltd.	13,600	589,785
Sumco Corp.	27,200	184,308
Sumitomo Chemical Co. Ltd.	272,000	1,286,340
Sumitomo Corp.	122,400	1,338,455
Sumitomo Dainippon Pharma Co. Ltd.	27,200	361,751
Sumitomo Electric Industries Ltd.	95,200	1,196,729
Sumitomo Forestry Co. Ltd.	27,200	326,415

Security	Shares	Value

Sumitomo Heavy Industries Ltd.	136,000	$601,224
Sumitomo Metal Mining Co. Ltd.	136,000	1,591,401
Sumitomo Mitsui Construction Co. Ltd.	149,600	134,227
Sumitomo Mitsui Financial Group Inc.	163,200	5,205,866
Sumitomo Mitsui Trust Holdings Inc.	408,000	1,314,050
Sumitomo Realty & Development Co. Ltd.	39,000	1,182,812
Sumitomo Rubber Industries Ltd.	27,200	432,170
Suntory Beverage & Food Ltd.	13,600	608,851
Suruga Bank Ltd.	27,200	549,110
Suzuken Co. Ltd./Aichi Japan	13,600	486,191
Suzuki Motor Corp.	54,400	1,563,438
Sysmex Corp.	13,600	889,761
T&D Holdings Inc.	81,600	824,809
Taiheiyo Cement Corp.	136,000	371,158
Taisei Corp.	136,000	950,773
Taiyo Nippon Sanso Corp.	27,200	261,081
Taiyo Yuden Co. Ltd.	27,200	287,266
Takara Bio Inc.	13,600	188,375
Takasago Thermal Engineering Co. Ltd.	13,600	175,283
Takeda Pharmaceutical Co. Ltd.	108,800	5,350,770
Tatsuta Electric Wire and Cable Co. Ltd.	27,200	87,959
TDK Corp.	13,600	836,376
Teijin Ltd.	136,000	504,622
Temp Holdings Co. Ltd.	13,600	212,272
Terumo Corp.	40,800	1,611,103
THK Co. Ltd.	13,600	278,495
Tobu Railway Co. Ltd.	136,000	714,351
Tocalo Co. Ltd.	13,600	251,421
Toho Co. Ltd./Tokyo	13,600	357,176
Toho Holdings Co. Ltd.	13,600	325,271
Tohoku Electric Power Co. Inc.	68,000	894,846
Tohokushinsha Film Corp.	13,600	77,791
Tokai Rika Co. Ltd.	13,600	264,259
Tokai Tokyo Financial Holdings Inc.	27,200	147,192
Tokio Marine Holdings Inc.	95,200	3,282,329
Tokyo Broadcasting System Holdings Inc.	13,600	194,349
Tokyo Electric Power Co. Holdings Inc.[a]	204,000	1,124,912
Tokyo Electron Ltd.	27,200	1,884,006
Tokyo Gas Co. Ltd.	272,000	1,233,209
Tokyo Seimitsu Co. Ltd.	13,600	294,638
Tokyo Steel Manufacturing Co. Ltd.	27,200	171,597

66

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Tokyo Tatemono Co. Ltd.	21,900	$298,427
Tokyu Construction Co. Ltd.	27,200	229,558
Tokyu Corp.	136,000	1,206,262
Tokyu Fudosan Holdings Corp.	68,000	481,742
TOKYU REIT Inc.	136	198,035
TOMONY Holdings Inc.	81,600	241,761
Topcon Corp.	13,600	173,885
Toppan Forms Co. Ltd.	13,600	154,564
Toppan Printing Co. Ltd.	136,000	1,203,720
Topre Corp.	13,600	278,877
TOPY Industries Ltd.	136,000	270,742
Toray Industries Inc.	136,000	1,177,917
Toshiba Corp.[a,b]	544,000	1,194,822
Tosoh Corp.	136,000	648,255
TOTO Ltd.	13,600	483,649
Towa Bank Ltd. (The)	408,000	343,194
Toyo Construction Co. Ltd.	40,800	179,223
Toyo Seikan Group Holdings Ltd.	27,200	558,007
Toyo Suisan Kaisha Ltd.	13,600	495,724
Toyo Tire & Rubber Co. Ltd.	13,600	213,670
Toyobo Co. Ltd.	136,000	237,693
Toyoda Gosei Co. Ltd.	13,600	260,700
Toyota Boshoku Corp.	13,600	263,369
Toyota Industries Corp.	27,200	1,236,768
Toyota Motor Corp.	353,600	18,685,494
Toyota Tsusho Corp.	27,200	640,628
Trend Micro Inc./Japan	13,600	531,950
TS Tech Co. Ltd.	13,600	325,017
TSI Holdings Co. Ltd.	27,200	178,969
Tsukuba Bank Ltd.	95,200	258,031
Tsukui Corp.	13,600	168,928
Tsumura & Co.	13,600	359,464
Ube Industries Ltd.	136,000	266,928
Unicharm Corp.	54,400	1,165,587
United Super Markets Holdings Inc.	13,600	127,617
United Urban Investment Corp.	408	713,461
UNY Group Holdings Co. Ltd.	40,800	305,061
USEN Corp.[a]	54,400	191,680
Ushio Inc.	27,200	384,631
USS Co. Ltd.	27,200	445,897
VT Holdings Co. Ltd.	27,200	142,616
Wacom Co. Ltd.	40,800	172,741
Wakita & Co. Ltd.	13,600	97,111
West Japan Railway Co.	27,200	1,697,664

Security	Shares	Value

Yahoo Japan Corp.	190,400	$882,643
Yakult Honsha Co. Ltd.	13,600	700,369
Yamada Denki Co. Ltd.	108,800	559,278
Yamaha Corp.	27,200	813,496
Yamaha Motor Co. Ltd.	40,800	705,835
Yamato Holdings Co. Ltd.	54,400	1,133,302
Yaskawa Electric Corp.	40,800	499,919
Yokogawa Electric Corp.	40,800	459,879
Yoshinoya Holdings Co. Ltd.	13,600	175,410
Zensho Holdings Co. Ltd.	27,200	353,617

		434,976,357
NEW ZEALAND — 0.87%
Air New Zealand Ltd.	57,849	99,509
Argosy Property Ltd.	120,153	99,980
Auckland International Airport Ltd.	121,098	520,768
Chorus Ltd.	76,097	212,843
Contact Energy Ltd.	95,336	338,652
Fisher & Paykel Healthcare Corp. Ltd.	85,000	543,842
Fletcher Building Ltd.	79,288	462,387
Freightways Ltd.	24,402	112,958
Goodman Property Trust	136,702	128,089
Infratil Ltd.	78,122	176,991
Kiwi Property Group Ltd.	123,097	127,392
Meridian Energy Ltd.	82,972	153,748
Metlifecare Ltd.	33,796	123,595
Mighty River Power Ltd.	91,971	194,218
New Zealand Refining Co. Ltd. (The)	31,824	66,536
Nuplex Industries Ltd.	65,453	241,197
Orion Health Group Ltd.[a]	4,624	13,483
Precinct Properties New Zealand Ltd.	124,753	111,223
Ryman Healthcare Ltd.	48,050	300,039
Sky Network Television Ltd.	52,505	195,686
SKYCITY Entertainment Group Ltd.	75,073	256,700
Spark New Zealand Ltd.	232,048	601,983
Summerset Group Holdings Ltd.	40,816	126,720
Trade Me Group Ltd.	53,720	171,290
Xero Ltd.[a]	8,314	95,342
Z Energy Ltd.	44,675	244,914

		5,720,085
SINGAPORE — 4.08%
AIMS AMP Capital Industrial REIT	136,000	141,155
ARA Asset Management Ltd.	304,450	268,422
Ascendas Hospitality Trust[b]	264,400	137,703
Ascendas India Trust	264,400	187,867

67

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

Ascendas REIT	274,458	$502,337
Ascott Residence Trust	136,000	114,847
Asian Pay Television Trust	534,400	238,563
Boustead Singapore Ltd.[b]	68,000	39,463
Cache Logistics Trust[b]	136,000	87,526
Cambridge Industrial Trust	264,400	107,212
CapitaLand Commercial Trust Ltd.	264,400	281,308
CapitaLand Ltd.	264,400	611,796
CapitaLand Mall Trust	264,400	407,208
CapitaLand Retail China Trust	136,000	149,250
CDL Hospitality Trusts	136,000	141,155
City Developments Ltd.	40,800	253,169
ComfortDelGro Corp. Ltd.	264,400	568,518
COSCO Corp. Singapore Ltd.[a,b]	233,700	59,118
DBS Group Holdings Ltd.	190,400	2,164,586
Ezion Holdings Ltd.[a,b]	272,000	111,305
Ezra Holdings Ltd.[a,b]	625,600	47,477
Far East Hospitality Trust	264,400	130,818
First REIT	136,000	126,483
First Resources Ltd.[b]	136,000	192,761
Frasers Centrepoint Trust	136,000	197,314
Frasers Commercial Trust	136,000	131,037
Genting Singapore PLC	804,400	487,769
GL Ltd.	264,400	179,998
Global Logistic Properties Ltd.	399,400	569,064
Golden Agri-Resources Ltd.	885,400	263,502
Hutchison Port Holdings Trust	804,400	357,958
Hyflux Ltd.[b]	272,000	125,472
Indofood Agri Resources Ltd.	136,000	54,135
Jardine Cycle & Carriage Ltd.	13,600	390,783
Jardine Matheson Holdings Ltd.	27,200	1,504,160
Keppel Corp. Ltd.	136,000	546,408
Keppel REIT	136,000	106,246
KrisEnergy Ltd.[a,b]	312,800	43,288
Lippo Malls Indonesia Retail Trust	534,400	129,221
Mapletree Commercial Trust	136,000	151,780
Mapletree Greater China Commercial Trust	264,400	202,620
Mapletree Industrial Trust	136,000	162,405
Mapletree Logistics Trust	136,000	109,282
Neptune Orient Lines Ltd./Singapore[a,b]	136,000	130,025
Noble Group Ltd.[a,b]	720,800	246,693
OUE Hospitality Trust	264,400	136,720
Oversea-Chinese Banking Corp. Ltd.	367,275	2,396,490

Security	Shares	Value

Pacc Offshore Services Holdings Ltd.	204,000	$56,918
Raffles Medical Group Ltd.[b]	54,400	190,231
Sabana Shari’ah Compliant Industrial REIT	399,400	182,754
SATS Ltd.	136,000	414,865
SembCorp Industries Ltd.	136,000	292,430
Sembcorp Marine Ltd[b]	136,000	168,982
SIIC Environment Holdings Ltd.[a]	63,020	32,822
Silverlake Axis Ltd.	149,600	62,888
Singapore Airlines Ltd.	54,400	465,459
Singapore Exchange Ltd.	95,200	533,355
Singapore Post Ltd.[b]	258,400	301,840
Singapore Press Holdings Ltd.[b]	137,800	416,255
Singapore Technologies Engineering Ltd.	258,400	619,060
Singapore Telecommunications Ltd.	1,006,400	2,890,297
SMRT Corp. Ltd.	136,000	154,816
Soilbuild Business Space REIT	534,400	278,323
Starhill Global REIT	264,400	153,441
StarHub Ltd.	81,600	200,957
Suntec REIT[b]	264,400	331,471
Super Group Ltd./Singapore	136,000	98,151
United Overseas Bank Ltd.[b]	136,000	1,882,073
UOL Group Ltd.	13,600	62,129
Vard Holdings Ltd.[a,b]	217,600	29,466
Wilmar International Ltd.	217,600	600,644
Wing Tai Holdings Ltd.	136,000	189,725
Yangzijiang Shipbuilding Holdings Ltd.[b]	258,400	190,332
Yanlord Land Group Ltd.[b]	136,000	122,436
Yoma Strategic Holdings Ltd.[a,b]	327,333	131,513

		26,746,050

TOTAL COMMON STOCKS
(Cost: $676,484,528)		649,901,516

INVESTMENT COMPANIES — 0.05%

AUSTRALIA — 0.05%
Spark Infrastructure Group	215,329	340,160

		340,160

TOTAL INVESTMENT COMPANIES
(Cost: $337,940)		340,160

68

Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI PACIFIC ETF

April 30, 2016

Security	Shares	Value

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[a,b]	36,000	$4,286

		4,286

TOTAL WARRANTS
(Cost: $0)		4,286

SHORT-TERM INVESTMENTS — 1.30%

MONEY MARKET FUNDS — 1.30%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	7,486,228	7,486,228
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	408,467	408,467
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	580,685	580,685

		8,475,380

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,475,380)		8,475,380

TOTAL INVESTMENTS IN SECURITIES — 100.51%
(Cost: $685,297,848)		658,721,342
Other Assets, Less Liabilities — (0.51)%		(3,317,405)

NET ASSETS — 100.00%		$655,403,937

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

69

Consolidated Schedule of Investments (Unaudited)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 97.81%

AUSTRALIA — 4.97%
Adelaide Brighton Ltd.	56,204	$221,752
AGL Energy Ltd.	71,072	992,024
ALS Ltd.	60,147	214,817
Alumina Ltd.	279,833	319,264
Amcor Ltd./Australia	120,766	1,419,304
AMP Ltd.	306,255	1,374,265
Ansell Ltd.	17,917	272,510
APA Group	116,831	780,147
ARB Corp. Ltd.	17,914	220,378
Ardent Leisure Group	79,802	132,155
Aristocrat Leisure Ltd.	58,577	447,031
Asciano Ltd.	61,490	414,358
ASX Ltd.	18,783	626,837
Aurizon Holdings Ltd.	224,019	730,000
AusNet Services	185,467	217,263
Australia & New Zealand Banking Group Ltd.	295,609	5,475,168
Automotive Holdings Group Ltd.	48,918	146,341
Aveo Group	80,434	209,931
AWE Ltd.[a,b]	172,929	91,720
Bank of Queensland Ltd.	37,288	320,134
Beach Energy Ltd.	194,611	109,903
Bendigo & Adelaide Bank Ltd.	46,607	331,495
BHP Billiton Ltd.	329,112	5,194,028
BlueScope Steel Ltd.	63,629	314,173
Boral Ltd.	76,628	376,603
Brambles Ltd.	163,966	1,561,631
Broadspectrum Ltd.[b]	72,850	82,281
BT Investment Management Ltd.	28,495	215,068
BWP Trust	80,584	215,242
Cabcharge Australia Ltd.[a]	63,899	157,022
Caltex Australia Ltd.	28,988	718,971
carsales.com Ltd.	33,921	304,429
Challenger Ltd./Australia	62,055	424,321
Charter Hall Group	51,596	188,609
Charter Hall Retail REIT	57,261	208,006
CIMIC Group Ltd.	13,116	358,239
Cleanaway Waste Management Ltd.	249,051	150,150
Coca-Cola Amatil Ltd.	57,413	376,807
Cochlear Ltd.	6,542	539,343
Commonwealth Bank of Australia	177,025	9,982,293
Computershare Ltd.	48,552	374,600

Security	Shares	Value

Crown Resorts Ltd.	35,879	$323,370
CSL Ltd.	48,175	3,866,918
CSR Ltd.	71,170	185,752
Dexus Property Group	95,812	615,662
Domino’s Pizza Enterprises Ltd.	7,521	355,916
Downer EDI Ltd.	78,279	222,228
DUET Group	223,620	383,975
DuluxGroup Ltd.	51,487	251,471
Fairfax Media Ltd.	346,543	210,249
FlexiGroup Ltd./Australia	48,373	88,229
Flight Centre Travel Group Ltd.[a]	6,252	187,556
Fortescue Metals Group Ltd.[a]	165,276	430,105
G8 Education Ltd.	46,141	138,385
Goodman Group	183,410	964,389
GPT Group (The)	174,037	668,066
GrainCorp Ltd. Class A	27,164	169,780
GUD Holdings Ltd.	23,126	150,719
GWA Group Ltd.	63,014	111,086
Harvey Norman Holdings Ltd.	66,257	226,527
Healthscope Ltd.	193,758	402,197
Iluka Resources Ltd.	48,230	236,667
Incitec Pivot Ltd.	179,996	442,312
Independence Group NLa	62,486	145,920
Insurance Australia Group Ltd.	255,836	1,126,542
Investa Office Fund	72,563	230,920
Invocare Ltd.	20,846	195,040
IOOF Holdings Ltd.	27,569	188,091
Iress Ltd.	19,941	177,137
James Hardie Industries PLC	46,278	654,425
JB Hi-Fi Ltd.	14,102	236,440
Karoon Gas Australia Ltd.[a,b]	79,805	88,919
LendLease Group	55,871	541,502
Macquarie Atlas Roads Group	66,489	247,109
Macquarie Group Ltd.	31,008	1,502,649
Magellan Financial Group Ltd.	14,781	242,523
McMillan Shakespeare Ltd.	13,799	129,317
Medibank Pvt Ltd.	297,867	713,776
Mesoblast Ltd.[a,b]	45,960	76,813
Mineral Resources Ltd.	26,958	152,446
Mirvac Group	354,138	505,387
Monadelphous Group Ltd.[a]	17,774	103,359
Myer Holdings Ltd.	121,146	95,688
National Australia Bank Ltd.	266,721	5,534,475

70

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Navitas Ltd.	42,843	$167,402
Newcrest Mining Ltd.[b]	81,375	1,178,063
Northern Star Resources Ltd.	49,311	145,635
Nufarm Ltd./Australia	26,362	141,230
Oil Search Ltd.	141,062	756,790
Orica Ltd.	37,139	433,642
Origin Energy Ltd.	182,246	763,555
Orora Ltd.	145,779	293,703
OZ Minerals Ltd.	38,308	171,900
Pacific Brands Ltd.	188,509	164,721
Perpetual Ltd.	7,554	246,447
Platinum Asset Management Ltd.	33,970	157,101
Premier Investments Ltd.	12,686	153,933
Primary Health Care Ltd.[a]	65,634	173,807
Qantas Airways Ltd.	75,510	185,554
QBE Insurance Group Ltd.	140,635	1,196,681
Qube Holdings Ltd.[a]	96,867	184,071
Ramsay Health Care Ltd.	14,577	722,532
REA Group Ltd.	6,742	261,992
Rio Tinto Ltd.	41,974	1,651,274
SAI Global Ltd.	64,893	180,759
Sandfire Resources NL	34,599	156,577
Santos Ltd.	172,692	632,592
Scentre Group	542,206	1,940,650
Seek Ltd.	35,597	444,705
Seven West Media Ltd.	178,982	144,786
Shopping Centres Australasia Property Group	114,838	205,074
Sigma Pharmaceuticals Ltd.	242,965	203,961
Sims Metal Management Ltd.	19,394	140,309
Sirtex Medical Ltd.	8,368	189,921
Sonic Healthcare Ltd.	42,546	630,548
South32 Ltd.[b]	550,693	697,634
Southern Cross Media Group Ltd.	114,443	94,324
Spotless Group Holdings Ltd.	147,618	145,888
Star Entertainment Grp Ltd. (The)	78,753	339,567
Stockland	228,451	761,876
Suncorp Group Ltd.	129,601	1,236,313
Super Retail Group Ltd.	20,566	132,779
Sydney Airport	116,082	603,284
Tabcorp Holdings Ltd.	85,861	290,275
Tatts Group Ltd.	140,015	402,834
Telstra Corp. Ltd.	422,772	1,729,343
TPG Telecom Ltd.	33,861	276,757
Transurban Group	208,058	1,838,667

Security	Shares	Value

Treasury Wine Estates Ltd.	87,329	$621,133
Vicinity Centres	344,843	873,714
Virtus Health Ltd.	33,583	173,251
Vocus Communications Ltd.	63,167	416,017
Wesfarmers Ltd.	114,393	3,733,780
Western Areas Ltd.[a]	92,750	176,955
Westfield Corp.	202,724	1,562,560
Westpac Banking Corp.	345,675	8,191,051
Whitehaven Coal Ltd.[a,b]	180,061	105,808
Woodside Petroleum Ltd.	74,867	1,619,199
Woolworths Ltd.	130,012	2,193,725
WorleyParsons Ltd.	23,105	123,252

		102,688,551
AUSTRIA — 0.21%
ams AG	8,622	228,031
Andritz AG	8,579	480,587
BUWOG AG	6,681	140,645
CA Immobilien Anlagen AG	8,810	168,310
Conwert Immobilien Invest SEb	8,418	133,343
Erste Group Bank AGb	28,602	822,913
Flughafen Wien AG	774	88,499
IMMOFINANZ AGb	95,102	224,277
Lenzing AG	1,101	85,334
Oesterreichische Post AG	3,395	132,635
OMV AG	13,865	416,222
Raiffeisen Bank International AGb	11,004	175,881
RHI AG	6,056	130,263
S IMMO AG	17,057	167,426
Schoeller-Bleckmann Oilfield Equipment AG	1,673	112,843
Semperit AG Holding	2,273	81,616
UNIQA Insurance Group AG	11,755	84,874
Voestalpine AG	11,919	429,747
Wienerberger AG	13,548	267,749

		4,371,195
BELGIUM — 1.05%
Ackermans & van Haaren NV	2,848	370,884
Ageas	16,733	656,597
AGFA-Gevaert NVb	49,146	195,268
Anheuser-Busch InBev SA/NV	83,033	10,280,505
Barco NV	3,444	240,580
Befimmo SA	3,406	227,627
Bekaert SA	4,982	219,201
bpost SA	8,947	252,446
Cie. d’Entreprises CFE	1,309	129,926

71

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Cofinimmo SA	1,747	$217,100
Colruyt SA	6,094	350,942
D’ieteren SA/NV	3,033	134,316
Delhaize Group	10,354	1,085,450
Elia System Operator SA/NV	3,574	184,841
Euronav NV	15,427	169,625
EVS Broadcast Equipment SA	5,322	180,398
Galapagos NVa,b	4,398	199,928
Gimv NV	5,654	314,077
Groupe Bruxelles Lambert SA	7,422	655,665
Ion Beam Applications	5,258	216,500
KBC Groep NV	24,618	1,382,460
Kinepolis Group NV	4,128	182,028
Mobistar SAb	6,750	147,626
Nyrstar NVa,b	143,171	113,147
Ontex Group NV	8,442	258,695
Proximus SADP	13,285	446,969
Solvay SA	6,774	684,774
Telenet Group Holding NVb	5,396	268,225
Tessenderlo Chemie NVb	5,494	188,839
UCB SA	13,285	994,364
Umicore SA	9,788	487,945
Warehouses De Pauw CVA	3,005	273,621

		21,710,569
BRAZIL — 0.92%
Aliansce Shopping Centers SA	36,400	162,338
Ambev SA	469,800	2,639,800
B2W Cia. Digital[b]	15,317	60,810
Banco Bradesco SA	93,794	763,496
Banco do Brasil SA	90,600	580,493
Banco Santander Brasil SA Units	44,100	237,190
BB Seguridade Participacoes SA	77,300	672,018
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	185,300	922,526
BR Malls Participacoes SA	52,400	257,080
BRF SA	67,600	963,811
CCR SA	89,100	417,769
CETIP SA — Mercados Organizados	24,913	304,807
Cia. de Saneamento Basico do Estado de Sao Paulo	36,100	276,180
Cia. Hering	22,000	89,637
Cielo SA	108,260	1,050,977
Cosan SA Industria e Comercio	13,000	119,949
CPFL Energia SAb	33,042	190,067

Security	Shares	Value

Cyrela Brazil Realty SA Empreendimentos e Participacoes	46,200	$137,497
Duratex SA	45,119	102,377
EDP — Energias do Brasil SA	38,600	143,178
Embraer SA	67,800	404,152
Equatorial Energia SA	19,328	238,267
Estacio Participacoes SA	31,500	108,353
Even Construtora e Incorporadora SA	119,700	126,957
Fibria Celulose SA	27,800	244,744
Hypermarcas SA	34,200	300,692
Iochpe Maxion SA	23,100	97,399
JBS SA	88,600	232,104
JSL SA	26,000	69,468
Klabin SA Units	60,900	307,606
Kroton Educacional SA	148,408	550,488
Light SA	31,200	93,126
Localiza Rent A Car SA	19,725	188,630
Lojas Renner SA	72,800	438,176
M. Dias Branco SA	3,400	78,625
MRV Engenharia e Participacoes SA	47,700	166,151
Multiplan Empreendimentos Imobiliarios SA	11,100	189,621
Multiplus SA	7,100	78,082
Natura Cosmeticos SA	21,500	158,876
Odontoprev SA	46,400	140,647
Petroleo Brasileiro SAb	336,100	1,292,468
Porto Seguro SA	15,000	120,407
Qualicorp SA	28,900	124,786
Raia Drogasil SA	24,400	389,178
Sao Martinho SA	9,100	117,956
Sul America SA	25,495	123,751
TIM Participacoes SA	79,400	175,790
TOTVS SA	16,200	132,387
Tractebel Energia SA	16,400	181,309
Ultrapar Participacoes SA	36,400	763,906
Vale SA	171,100	976,284
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	12,900	130,839
WEG SA	61,060	268,602

		19,101,827
CANADA — 6.88%
Advantage Oil & Gas Ltd.[a,b]	24,373	139,902
Aecon Group Inc.	10,717	143,139
Ag Growth International Inc.	1,187	35,100

72

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

AGF Management Ltd. Class B	25,543	$106,038
Agnico Eagle Mines Ltd.	23,299	1,103,196
Agrium Inc.	13,428	1,159,057
Aimia Inc.	19,806	135,350
Alacer Gold Corp.[b]	40,277	109,326
Alamos Gold Inc. Class A	29,370	212,197
Alaris Royalty Corp.	7,700	184,478
Algonquin Power & Utilities Corp.	27,573	241,258
Alimentation Couche-Tard Inc. Class B	43,885	1,926,932
Allied Properties REIT	5,227	147,513
AltaGas Ltd.	14,697	357,862
Amaya Inc.[a,b]	10,354	140,605
ARC Resources Ltd.	37,020	625,669
Artis REIT	3,295	35,249
Atco Ltd./Canada Class I	8,868	290,125
ATS Automation Tooling Systems Inc.[b]	10,784	99,954
AutoCanada Inc.	5,807	95,176
Avigilon Corp.[a,b]	8,244	106,094
B2Gold Corp.[b]	109,037	242,865
Badger Daylighting Ltd.[a]	5,421	101,141
Bank of Montreal	63,999	4,176,336
Bank of Nova Scotia (The)	122,044	6,411,061
Bankers Petroleum Ltd.[b]	98,226	148,994
Barrick Gold Corp.	124,772	2,419,537
BCE Inc.	13,708	643,924
Bellatrix Exploration Ltd.[a,b]	53,075	59,321
Birchcliff Energy Ltd.[a,b]	21,014	87,572
Bird Construction Inc.	17,575	163,178
BlackBerry Ltd.[a,b]	49,341	349,003
Boardwalk REIT	2,968	127,241
Bombardier Inc. Class Bb	212,212	320,199
Bonterra Energy Corp.	8,119	175,395
Brookfield Asset Management Inc. Class A	89,938	3,044,365
CAE Inc.	22,929	271,648
Cameco Corp.	39,143	490,616
Canaccord Genuity Group Inc.	8,132	27,137
Canadian Apartment Properties REIT	6,635	158,009
Canadian Energy Services & Technology Corp.	26,217	80,162
Canadian Imperial Bank of Commerce/Canada	39,807	3,220,534
Canadian National Railway Co.	81,664	5,037,012
Canadian Natural Resources Ltd.	113,461	3,413,069
Canadian Pacific Railway Ltd.	15,182	2,194,154

Security	Shares	Value

Canadian REIT	2,443	$86,381
Canadian Tire Corp. Ltd. Class A	7,425	810,135
Canadian Utilities Ltd. Class A	13,347	384,555
Canadian Western Bank[a]	10,265	226,836
Canfor Corp.[b]	9,830	107,670
Canyon Services Group Inc.[a]	34,095	132,831
Capital Power Corp.	12,680	179,885
CCL Industries Inc. Class B	3,195	586,022
Celestica Inc.[b]	14,471	155,385
Cenovus Energy Inc.	86,324	1,370,736
Centerra Gold Inc.	18,059	100,055
CGI Group Inc. Class Ab	23,548	1,077,576
China Gold International Resources Corp. Ltd.[b]	39,752	80,608
CI Financial Corp.	24,078	533,999
Cineplex Inc.	7,752	306,899
Cogeco Communications Inc.	2,749	137,209
Colliers International Group Inc.	4,699	194,698
Cominar REIT	3,883	53,567
Concordia Healthcare Corp.[a]	4,661	135,744
Constellation Software Inc./Canada	2,103	823,236
Corus Entertainment Inc. Class B	15,062	150,428
Cott Corp.	14,688	195,004
Crescent Point Energy Corp.	52,419	884,670
Crew Energy Inc.[b]	29,618	120,118
Denison Mines Corp.[a,b]	171,849	104,267
Descartes Systems Group Inc. (The)[b]	11,668	215,457
Detour Gold Corp.[b]	19,235	413,232
DH Corp.	11,815	307,213
Dollarama Inc.	12,560	907,055
Dominion Diamond Corp.	10,372	119,320
Dorel Industries Inc. Class B	4,673	104,159
Dream Unlimited Corp. Class Ab	19,986	121,901
Dundee Corp. Class Aa,b	24,237	120,546
Eldorado Gold Corp.	69,289	292,622
Element Financial Corp.	40,951	460,315
Empire Co. Ltd. Class A	16,100	267,991
Enbridge Inc.	95,296	3,965,214
Enbridge Inc.ome Fund Holdings Inc.	11,357	262,845
Encana Corp.	87,847	673,265
EnerCare Inc.	15,610	198,147
Enerflex Ltd.	10,477	100,705
Enerplus Corp.	27,083	149,188
Ensign Energy Services Inc.	13,464	81,691
Extendicare Inc.	21,744	160,572

73

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Fairfax Financial Holdings Ltd.	2,405	$1,291,204
Finning International Inc.	16,299	290,171
First Capital Realty Inc.	8,497	137,773
First Majestic Silver Corp.[a,b]	22,976	245,058
First Quantum Minerals Ltd.	68,569	585,185
FirstService Corp.	4,696	211,369
Fortis Inc./Canada	28,924	919,029
Fortuna Silver Mines Inc.[a,b]	46,002	294,903
Franco-Nevada Corp.	19,092	1,342,811
Freehold Royalties Ltd.	14,765	147,579
Genworth MI Canada Inc.[a]	5,389	139,737
George Weston Ltd.	5,016	436,007
Gibson Energy Inc.	17,081	254,320
Gildan Activewear Inc.	24,595	765,182
Goldcorp Inc.	88,520	1,786,513
Great-West Lifeco Inc.	29,804	878,464
H&R REIT	9,932	173,806
Home Capital Group Inc.[a]	7,438	223,211
HudBay Minerals Inc.	33,828	169,059
Hudson’s Bay Co.	10,650	141,819
Husky Energy Inc.	37,234	469,958
IAMGOLD Corp.[a,b]	49,246	167,875
IGM Financial Inc.	8,771	276,588
Imperial Oil Ltd.	31,103	1,033,208
Industrial Alliance Insurance & Financial Services Inc.	9,985	332,408
Innergex Renewable Energy Inc.	23,140	255,859
Intact Financial Corp.	14,521	1,076,381
Inter Pipeline Ltd.	35,620	762,961
Interfor Corp.[b]	9,516	82,883
Intertain Group Ltd. (The)[a,b]	8,832	78,829
Ivanhoe Mines Ltd. Class Ab	89,823	74,578
Jean Coutu Group PJC Inc. (The) Class A	10,934	166,550
Keyera Corp.	17,445	562,791
Killam Apartment REIT	27,752	260,770
Kinross Gold Corp.[b]	132,290	755,128
Labrador Iron Ore Royalty Corp.	11,683	137,107
Laurentian Bank of Canada	2,400	95,379
Linamar Corp.	5,406	234,479
Loblaw Companies Ltd.	23,435	1,295,230
Lucara Diamond Corp.	47,332	120,918
Lundin Mining Corp.[b]	67,373	265,168
MacDonald Dettwiler & Associates Ltd.	3,895	273,328
Magna International Inc. Class A	41,696	1,754,254
Major Drilling Group International Inc.	28,446	178,043

Security	Shares	Value

Manitoba Telecom Services Inc.	4,035	$105,787
Manulife Financial Corp.	201,203	2,971,623
Maple Leaf Foods Inc.	11,193	232,152
Martinrea International Inc.	26,213	198,596
Medical Facilities Corp.	14,045	190,728
Methanex Corp.	9,885	346,283
Metro Inc.	26,739	896,352
Morguard REIT	9,782	119,171
Morneau Shepell Inc.	14,756	207,333
Mullen Group Ltd.	12,929	150,800
National Bank of Canada	34,472	1,234,013
Nevsun Resources Ltd.	15,653	58,608
Norbord Inc.	5,701	113,829
North West Co. Inc. (The)	10,534	234,547
Northland Power Inc.	15,874	263,722
Northview Apartment Real Estate Investment Trust	7,585	119,170
NOVAGOLD Resources Inc.[a,b]	35,610	231,695
NuVista Energy Ltd.[b]	30,745	145,797
OceanaGold Corp.	74,849	268,300
Onex Corp.	8,966	557,100
Open Text Corp.	13,024	730,429
Osisko Gold Royalties Ltd.	13,121	175,980
Painted Pony Petroleum Ltd.[b]	23,367	110,436
Pan American Silver Corp.	22,734	357,000
Parex Resources Inc.[b]	17,090	171,500
Parkland Fuel Corp.	11,628	222,144
Pason Systems Inc.	8,140	118,532
Pembina Pipeline Corp.	38,225	1,150,168
Penn West Petroleum Ltd.	54,068	61,725
Peyto Exploration & Development Corp.	15,919	407,062
Poseidon Concepts Corp.[b]	293	1
Potash Corp. of Saskatchewan Inc.	86,761	1,537,677
Power Corp. of Canada	34,888	849,222
Power Financial Corp.	23,312	613,973
PrairieSky Royalty Ltd.	18,178	383,413
Precision Drilling Corp.	30,713	159,621
Premier Gold Mines Ltd.[b]	37,791	113,138
Pretium Resources Inc.[a,b]	22,180	182,915
Primero Mining Corp.[a,b]	28,805	54,271
Progressive Waste Solutions Ltd.	12,120	390,712
ProMetic Life Sciences Inc.[a,b]	77,548	202,444
Quebecor Inc. Class B	10,360	277,568
Raging River Exploration Inc.[b]	24,840	201,679
Redknee Solutions Inc.[b]	33,242	52,546

74

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Restaurant Brands International Inc.	21,001	$908,210
RioCan REIT	13,677	297,867
Ritchie Bros Auctioneers Inc.	11,921	342,612
Rogers Communications Inc. Class B	37,765	1,471,285
RONA Inc.	14,155	269,856
Royal Bank of Canada	149,943	9,327,446
Russel Metals Inc.	10,639	189,746
Saputo Inc.	28,031	882,822
Secure Energy Services Inc.	18,681	134,671
SEMAFO Inc.[b]	44,584	198,966
Seven Generations Energy Ltd.[b]	17,531	309,305
Shaw Communications Inc. Class B	41,812	775,088
ShawCor Ltd.	6,969	188,607
Sierra Wireless Inc.[a,b]	6,651	107,629
Silver Standard Resources Inc.[a,b]	14,612	137,418
Silver Wheaton Corp.	46,419	974,258
Smart REIT	6,839	183,888
SNC-Lavalin Group Inc.	15,409	580,759
Stantec Inc.	10,975	281,779
Stella-Jones Inc.	5,554	212,698
Sun Life Financial Inc.	62,062	2,120,592
Suncor Energy Inc.	163,792	4,815,950
Superior Plus Corp.	21,911	191,017
Surge Energy Inc.	52,589	103,280
Tahoe Resources Inc.	34,290	485,086
Teck Resources Ltd. Class B	59,724	732,365
TELUS Corp.	6,490	206,109
Thomson Reuters Corp.	34,454	1,420,409
TMX Group Ltd.	4,624	191,775
TORC Oil & Gas Ltd.	24,936	168,417
Torex Gold Resources Inc.[b]	96,356	171,542
Toromont Industries Ltd.	9,498	285,183
Toronto-Dominion Bank (The)	185,632	8,276,822
Total Energy Services Inc.	13,597	143,178
Tourmaline Oil Corp.[b]	21,193	489,642
TransAlta Corp.	34,378	180,041
TransCanada Corp.	73,664	3,063,943
Transcontinental Inc. Class A	9,791	154,142
TransForce Inc.	11,475	216,931
Turquoise Hill Resources Ltd.[b]	98,067	293,590
Valeant Pharmaceuticals International Inc.[b]	34,566	1,154,316
Valener Inc.[a]	19,865	347,471
Veresen Inc.	33,219	240,802
Vermilion Energy Inc.	11,261	387,923
Wajax Corp.	7,612	110,358

Security	Shares	Value

West Fraser Timber Co. Ltd.	7,737	$255,347
Westshore Terminals Investment Corp.	12,294	180,003
Whitecap Resources Inc.	29,350	220,488
WSP Global Inc.	9,416	317,299
Yamana Gold Inc.	103,253	512,720

		142,141,931
CHILE — 0.26%
AES Gener SA	190,034	95,277
Aguas Andinas SA Series A	334,137	193,661
Banco de Chile	2,103,827	230,720
Banco de Credito e Inversiones	3,499	150,507
Banco Santander Chile	6,496,418	312,695
Cencosud SA	124,255	334,072
Cia. Cervecerias Unidas SA	16,889	189,300
Colbun SA	816,547	220,118
E.CL SA	92,944	161,513
Empresa Nacional de Electricidad SA/Chile	386,927	356,243
Empresa Nacional de Telecomunicaciones SA	15,699	136,998
Empresas CMPC SA	120,991	270,485
Empresas COPEC SA	41,672	416,401
Endesa Americas SA	466,790	218,859
Enersis Americas SA	2,454,674	417,230
Enersis Chile SA	2,454,674	300,713
Inversiones Aguas Metropolitanas SA	95,104	155,028
Itau CorpBanca	12,922,088	117,491
LATAM Airlines Group SAb	33,022	235,860
Parque Arauco SA	89,594	173,557
SACI Falabella	51,527	398,911
SONDA SA	78,351	156,511
Vina Concha y Toro SA	52,433	88,074

		5,330,224
CHINA — 4.96%
58.com Inc. ADR[b]	4,486	245,160
AAC Technologies Holdings Inc.	79,500	552,909
Agile Property Holdings Ltd.[a]	274,250	156,266
Agricultural Bank of China Ltd. Class H	2,355,000	853,085
Air China Ltd. Class H	214,000	162,765
Ajisen (China) Holdings Ltd.	360,000	153,148
Alibaba Group Holding Ltd. ADR[b]	52,013	4,001,880

75

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Alibaba Health Information Technology Ltd.[b]	312,000	$211,159
Alibaba Pictures Group Ltd.[a,b]	1,150,000	269,814
Aluminum Corp. of China Ltd. Class Ha,b	454,000	152,168
Anhui Conch Cement Co. Ltd. Class H	138,000	365,583
ANTA Sports Products Ltd.	119,000	304,357
Anxin-China Holdings Ltd.[b]	1,004,000	29,523
AVIC International Holding HK Ltd.[a,b]	834,000	64,508
AviChina Industry & Technology Co. Ltd. Class H	258,000	180,931
Baidu Inc.[b]	14,294	2,777,324
Bank of China Ltd. Class H	8,167,000	3,337,466
Bank of Communications Co. Ltd. Class H	953,000	603,211
Beijing Capital International Airport Co. Ltd. Class H	198,000	213,131
Beijing Enterprises Holdings Ltd.	57,500	300,946
Beijing Enterprises Water Group Ltd.	522,000	312,909
Belle International Holdings Ltd.	499,000	306,198
Biostime International Holdings Ltd.[a]	29,000	80,751
Bosideng International Holdings Ltd.[a]	1,088,000	88,362
Brilliance China Automotive Holdings Ltd.	346,000	343,003
Byd Co. Ltd. Class Ha,b	70,500	415,337
BYD Electronic International Co. Ltd.[b]	172,500	98,956
CAR Inc.[a,b]	130,000	147,979
CGN Power Co. Ltd. Class Hc	1,029,000	330,301
China Agri-Industries Holdings Ltd.[b]	320,100	110,177
China BlueChemical Ltd. Class H	376,000	87,248
China Cinda Asset Management Co. Ltd. Class H	954,000	313,605
China CITIC Bank Corp. Ltd. Class Hb	890,000	559,893
China Coal Energy Co. Ltd. Class Ha	299,000	141,845
China Communications Construction Co. Ltd. Class H	476,000	574,352
China Communications Services Corp. Ltd. Class H	424,000	200,598
China Conch Venture Holdings Ltd.	158,500	321,201
China Construction Bank Corp. Class H	8,701,000	5,597,121
China COSCO Holdings Co. Ltd. Class Ha,b	274,000	107,379
China Everbright Bank Co. Ltd. Class H	392,000	178,384
China Everbright International Ltd.	298,000	334,987
China Everbright Ltd.	126,000	250,142
China Galaxy Securities Co. Ltd. Class H	365,500	322,284

Security	Shares	Value

China Gas Holdings Ltd.	200,000	$289,280
China High Speed Transmission Equipment Group Co. Ltd.[b]	150,000	116,601
China Huarong Energy Co. Ltd.[a,b]	478,000	46,215
China Huishan Dairy Holdings Co. Ltd.[a]	645,000	241,131
China Innovationpay Group Ltd.[a,b]	1,712,000	89,383
China International Marine Containers Group Co. Ltd. Class H	61,300	95,934
China Jinmao Holdings Group Ltd.	556,000	159,836
China Life Insurance Co. Ltd. Class H	794,000	1,848,559
China Longyuan Power Group Corp. Ltd.	379,000	263,344
China Lumena New Materials Corp.[a,b]	152,000	1,571
China Medical System Holdings Ltd.	153,000	199,208
China Mengniu Dairy Co. Ltd.	305,000	518,215
China Merchants Bank Co. Ltd. Class H	477,677	1,050,530
China Merchants Holdings International Co. Ltd.	128,000	381,168
China Metal Recycling Holdings Ltd.[b]	3,000	—
China Minsheng Banking Corp. Ltd. Class H	624,500	588,498
China Mobile Ltd.	637,000	7,304,330
China Modern Dairy Holdings Ltd.[a]	362,000	66,733
China National Building Material Co. Ltd. Class H	370,000	191,744
China Oil and Gas Group Ltd.[a,b]	2,052,000	142,845
China Oilfield Services Ltd. Class H	178,000	154,888
China Overseas Land & Investment Ltd.	418,000	1,333,664
China Pacific Insurance Group Co. Ltd. Class H	288,600	1,019,394
China Petroleum & Chemical Corp. Class H	2,664,200	1,899,271
China Power International Development Ltd.	409,000	175,575
China Railway Construction Corp. Ltd. Class H	218,500	279,420
China Railway Group Ltd. Class H	424,000	337,792
China Resources Beer Holdings Co. Ltd.	140,000	308,256
China Resources Gas Group Ltd.	104,000	294,952
China Resources Land Ltd.	304,666	752,514
China Resources Power Holdings Co. Ltd.	214,000	362,497
China Shanshui Cement Group Ltd.[a,b]	163,000	20,389
China Shenhua Energy Co. Ltd. Class H	360,000	608,879

76

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

China Shineway Pharmaceutical Group Ltd.	138,000	$158,152
China Shipping Container Lines Co. Ltd. Class Hb	485,000	111,290
China Southern Airlines Co. Ltd. Class H	210,000	132,110
China State Construction International Holdings Ltd.	214,000	334,358
China Taiping Insurance Holdings Co. Ltd.[b]	195,168	400,038
China Telecom Corp. Ltd. Class H	1,496,000	744,413
China Traditional Chinese Medicine Co. Ltd.[b]	278,000	130,808
China Travel International Investment Hong Kong Ltd.	352,000	103,006
China Unicom Hong Kong Ltd.	658,000	776,992
China Vanke Co. Ltd. Class H	142,700	357,615
China Yurun Food Group Ltd.[a,b]	461,000	79,040
China ZhengTong Auto Services Holdings Ltd.	279,000	114,374
Chongqing Changan Automobile Co. Ltd. Class B	119,498	206,732
Chongqing Rural Commercial Bank Co. Ltd. Class H	326,000	171,884
CITIC Ltd.	443,000	648,750
CITIC Resources Holdings Ltd.[a,b]	734,000	66,235
CITIC Securities Co. Ltd. Class H	237,500	524,771
CNOOC Ltd.	1,851,000	2,305,040
Coolpad Group Ltd.[b]	536,000	106,410
COSCO Pacific Ltd.	206,000	219,352
Country Garden Holdings Co. Ltd.	706,866	279,750
CRRC Corp. Ltd. Class H	469,000	457,682
CSPC Pharmaceutical Group Ltd.	466,000	415,106
Ctrip.com International Ltd.[a,b]	14,428	629,205
Dah Chong Hong Holdings Ltd.	260,000	107,926
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	64,300	424,815
Daphne International Holdings Ltd.[a,b]	556,000	83,860
Datang International Power Generation Co. Ltd. Class H	324,000	92,307
Digital China Holdings Ltd.	221,000	152,989
Dongfeng Motor Group Co. Ltd. Class H	294,000	322,910
Dongyue Group Ltd.	897,000	158,419
ENN Energy Holdings Ltd.	86,000	420,732
Evergrande Real Estate Group Ltd.[a]	482,000	357,902

Security	Shares	Value

Far East Horizon Ltd.	224,000	$178,456
FDG Electric Vehicles Ltd.[a,b]	1,705,000	103,304
Fosun International Ltd.	234,500	325,879
GCL-Poly Energy Holdings Ltd.[a]	1,744,000	260,795
Geely Automobile Holdings Ltd.	620,000	309,313
GF Securities Co. Ltd.[b]	161,200	367,818
Glorious Property Holdings Ltd.[b]	507,000	58,823
Golden Eagle Retail Group Ltd.[a]	109,000	125,620
GOME Electrical Appliances Holding Ltd.	1,457,000	187,826
Great Wall Motor Co. Ltd. Class H	344,500	261,133
Guangdong Investment Ltd.	332,000	470,788
Guangzhou Automobile Group Co. Ltd. Class H	264,000	307,317
Guangzhou R&F Properties Co. Ltd. Class H	149,200	208,878
Haier Electronics Group Co. Ltd.	155,000	261,757
Haitian International Holdings Ltd.	100,000	171,196
Haitong Securities Co. Ltd. Class H	335,600	558,093
Hanergy Thin Film Power Group Ltd.[a,b]	540,000	1
Harbin Electric Co. Ltd. Class H	238,000	97,873
Hengan International Group Co. Ltd.	80,000	719,847
Hengdeli Holdings Ltd.	1,025,200	107,050
Hopewell Highway Infrastructure Ltd.	246,775	123,114
Hopson Development Holdings Ltd.[b]	102,000	97,303
Huabao International Holdings Ltd.[b]	331,000	130,570
Huadian Power International Corp. Ltd. Class H	180,000	92,585
Huaneng Power International Inc. Class H	476,000	341,788
Huaneng Renewables Corp. Ltd. Class H	594,000	176,120
Huatai Securities Co. Ltd.[b,c]	170,600	361,996
Industrial & Commercial Bank of China Ltd. Class H	7,620,000	4,135,539
Inner Mongolia Yitai Coal Co. Ltd. Class B	136,200	109,913
Intime Retail Group Co. Ltd.	136,500	123,176
JD.com Inc. ADR[a,b]	19,278	492,746
Jiangsu Expressway Co. Ltd. Class H	144,000	189,718
Jiangxi Copper Co. Ltd. Class H	162,000	198,187
Ju Teng International Holdings Ltd.	272,000	122,374
K Wah International Holdings Ltd.	295,000	142,990
Kingboard Chemical Holdings Ltd.	91,500	176,461
Kingboard Laminates Holdings Ltd.	246,500	126,472

77

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Kingdee International Software Group Co. Ltd.[a]	320,000	$104,368
Kingsoft Corp. Ltd.	106,000	244,872
Kunlun Energy Co. Ltd.	338,000	294,550
KWG Property Holding Ltd.	167,000	108,503
Lee & Man Paper Manufacturing Ltd.	203,000	133,201
Lenovo Group Ltd.	792,000	629,949
Li Ning Co. Ltd.[a,b]	216,000	94,116
Longfor Properties Co. Ltd.	169,000	237,905
Lonking Holdings Ltd.	942,000	157,866
Luye Pharma Group Ltd.[b]	208,000	144,795
Minth Group Ltd.	100,000	261,692
MMG Ltd.[a,b]	480,000	108,287
Netease Inc.	4,658	655,381
New China Life Insurance Co. Ltd. Class H	92,200	302,492
New Oriental Education & Technology Group Inc. ADR	8,809	344,960
Nine Dragons Paper (Holdings) Ltd.	201,000	144,845
Parkson Retail Group Ltd.	1,329,500	145,681
PAX Global Technology Ltd.[a]	113,000	97,745
People’s Insurance Co. Group of China Ltd. (The) Class H	778,000	314,923
PetroChina Co. Ltd. Class H	2,234,000	1,644,426
Phoenix Satellite Television Holdings Ltd.	654,000	151,756
PICC Property & Casualty Co. Ltd. Class H	427,680	782,893
Ping An Insurance Group Co. of China Ltd. Class H	550,000	2,598,554
Poly Property Group Co. Ltd.[a]	454,000	121,735
Qihoo 360 Technology Co. Ltd. ADR[b]	5,535	420,328
Qunar Cayman Islands Ltd. ADR[a,b]	3,788	154,588
Renhe Commercial Holdings Co. Ltd.[b]	1,942,000	66,342
REXLot Holdings Ltd.	50,000	896
Sany Heavy Equipment International Holdings Co. Ltd.[a,b]	364,000	72,732
Semiconductor Manufacturing International Corp.[b]	3,318,000	273,748
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	276,000	166,158
Shanghai Electric Group Co. Ltd. Class H	338,000	142,046
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	51,000	138,723
Shanghai Industrial Holdings Ltd.	65,000	148,314

Security	Shares	Value

Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	54,100	$180,478
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	80,100	170,377
Shenzhen International Holdings Ltd.	142,500	233,299
Shenzhen Investment Ltd.	404,000	163,533
Shenzhou International Group Holdings Ltd.	68,000	352,395
Shimao Property Holdings Ltd.	156,000	216,387
Shougang Fushan Resources Group Ltd.	786,000	118,551
Shui On Land Ltd.	597,500	156,361
Sina Corp.[b]	3,709	185,784
Sino Biopharmaceutical Ltd.	552,000	392,802
Sino-Ocean Land Holdings Ltd.	379,000	171,002
Sinofert Holdings Ltd.	646,000	88,274
Sinopec Engineering Group Co. Ltd. Class H	156,000	145,197
Sinopec Kantons Holdings Ltd.	268,000	141,649
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	417,000	205,350
Sinopharm Group Co. Ltd. Class H	136,000	583,819
Sinotrans Ltd. Class H	288,000	133,656
Skyworth Digital Holdings Ltd.	286,000	187,294
SOHO China Ltd.	295,000	148,694
Sun Art Retail Group Ltd.	289,000	216,828
Sunac China Holdings Ltd.	262,000	168,200
Sunny Optical Technology Group Co. Ltd.[a]	94,000	290,827
TAL Education Group Class A ADR[a,b]	3,619	209,395
Tech Pro Technology Development Ltd.[a,b]	740,000	259,475
Tencent Holdings Ltd.	538,300	11,026,642
Tianneng Power International Ltd.[b]	150,000	123,176
Tingyi Cayman Islands Holding Corp.	230,000	268,924
Tong Ren Tang Technologies Co. Ltd. Class H	102,000	160,156
Towngas China Co. Ltd.	253,000	131,438
TravelSky Technology Ltd. Class H	115,000	214,369
Tsingtao Brewery Co. Ltd. Class H	48,000	181,921
Vipshop Holdings Ltd. ADR[b]	22,063	300,939
Want Want China Holdings Ltd.[a]	642,000	494,916
Weichai Power Co. Ltd. Class H	119,000	143,588
West China Cement Ltd.	388,000	82,030
Xinyi Solar Holdings Ltd.	370,000	146,432
Yanzhou Coal Mining Co. Ltd. Class H	220,000	125,355

78

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Yingde Gases Group Co. Ltd.	236,000	$87,923
Yuexiu Property Co. Ltd.	1,130,080	164,620
Yuexiu REIT	232,000	128,603
Zhejiang Expressway Co. Ltd. Class H	190,000	194,477
Zhongsheng Group Holdings Ltd.	147,500	75,868
Zhuzhou CRRC Times Electric Co. Ltd. Class H	58,000	331,602
Zijin Mining Group Co. Ltd. Class H	668,000	221,312
ZTE Corp. Class H	107,440	167,866

		102,419,908
COLOMBIA — 0.08%
Almacenes Exito SA	27,601	155,016
Cementos Argos SA	72,132	292,837
Corp. Financiera Colombiana SA	16,055	217,151
Corp. Financiera Colombiana SA New[b]	220	2,976
Ecopetrol SA	588,167	291,774
Grupo Argos SA/Colombia	25,930	170,903
Grupo de Inversiones Suramericana SA	29,544	398,767
Interconexion Electrica SA ESP	61,199	186,661

		1,716,085
CZECH REPUBLIC — 0.04%
CEZ AS	18,800	367,322
Komercni Banka AS	1,863	383,328

		750,650
DENMARK — 1.36%
ALK-Abello A/S	1,337	217,268
AP Moeller — Maersk A/S Class A	434	591,062
AP Moeller — Maersk A/S Class B	672	945,183
Bang & Olufsen A/Sa,b	8,148	88,398
Bavarian Nordic A/Sb	5,412	206,543
Carlsberg A/S Class B	9,578	932,994
Chr Hansen Holding A/S	11,152	694,179
Coloplast A/S Class B	12,226	917,002
D/S Norden A/Sa,b	7,928	138,959
Danske Bank A/S	72,934	2,062,889
DSV A/S	16,778	706,151
FLSmidth & Co. A/Sa	5,829	226,404
Genmab A/Sa,b	5,674	840,845
GN Store Nord A/S	18,789	369,517
ISS A/S	16,199	615,224
Jyske Bank A/S Registered	8,011	328,044
NKT Holding A/S	4,125	235,059

Security	Shares	Value

Novo Nordisk A/S Class B	203,536	$11,366,544
Novozymes A/S Class B	24,783	1,187,988
Pandora A/S	11,902	1,545,833
Rockwool International A/S Class B	887	147,826
Royal Unibrew A/S	5,030	227,261
SimCorp A/S	6,254	281,215
Solar A/S Class B	2,940	151,110
Sydbank A/S	10,995	310,986
TDC A/S	72,996	373,613
Topdanmark A/Sa,b	10,833	286,733
Tryg A/S	14,433	272,522
Vestas Wind Systems A/S	20,704	1,481,520
William Demant Holding A/Sb	3,146	323,397

		28,072,269
EGYPT — 0.05%
Arabian Cement Co.	24,212	22,903
Commercial International Bank Egypt SAE	100,903	513,381
Egypt Kuwait Holding Co. SAE	87,042	40,039
Egyptian Financial Group-Hermes Holding Co.[b]	159,316	180,846
Global Telecom Holding SAE[b]	261,958	87,320
Talaat Moustafa Group	277,600	208,514

		1,053,003
FINLAND — 0.72%
Amer Sports OYJ	13,450	397,756
Cargotec OYJ Class B	3,638	137,504
Caverion Corp.	13,532	99,193
Elisa OYJ	15,709	586,729
Fortum OYJ	43,612	657,355
Huhtamaki OYJ	9,876	387,983
Kemira OYJ	10,194	123,529
Kesko OYJ Class B	6,729	268,899
Kone OYJ Class B	34,833	1,589,455
Konecranes OYJ	6,599	151,390
Metsa Board OYJ	24,014	150,862
Metso OYJ	10,966	263,632
Neste OYJ	14,111	451,567
Nokia OYJ	598,718	3,531,568
Nokian Renkaat OYJ	12,136	447,857
Orion OYJ Class B	10,042	350,339
Outokumpu OYJ[a,b]	36,025	151,099
Outotec OYJ[a,b]	21,620	86,124
Ramirent OYJ	17,192	120,114

79

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Sampo OYJ Class A	45,590	$1,991,014
Sponda OYJ	32,164	140,062
Stora Enso OYJ Class R	53,489	466,829
Tieto OYJ	7,613	199,939
UPM-Kymmene OYJ	54,042	1,032,441
Uponor OYJ	7,194	110,988
Valmet OYJ	15,814	198,332
Wartsila OYJ Abp	14,703	630,492
YIT OYJ	14,666	100,114

		14,823,166
FRANCE — 6.48%
ABC Arbitrage	46,018	318,348
Accor SA	21,942	972,203
Aeroports de Paris	2,650	333,566
Air France-KLM[b]	20,361	182,646
Air Liquide SA	34,954	3,963,420
Airbus Group SE	61,194	3,827,534
Alstom SAb	18,708	478,255
Alten SA	4,075	252,034
Altran Technologies SA	20,016	296,997
ANF Immobilier	5,409	149,614
APERAM SA	5,600	220,159
ArcelorMittal	180,246	1,018,185
Arkema SA	6,629	529,047
Assystem	6,477	168,102
Atos SE	9,063	806,446
AXA SA	200,921	5,066,196
BNP Paribas SA	107,950	5,717,135
Bollore SA	79,363	314,508
Bonduelle SCA	4,104	121,273
BOURBON SAa	3,029	44,684
Bouygues SA	20,186	673,255
Bureau Veritas SA	25,989	616,166
Capgemini SA	16,803	1,569,070
Carrefour SA	55,731	1,579,510
Casino Guichard Perrachon SA	6,042	359,574
Cegid Group SA	4,169	295,093
Christian Dior SE	5,589	981,648
Cie. de Saint-Gobain	47,164	2,160,500
Cie. Generale des Etablissements Michelin Class B	18,840	1,966,870
CNP Assurances	16,298	277,484
Coface SAb	17,238	139,172
Credit Agricole SA	104,587	1,157,039
Danone SA	59,384	4,160,504

Security	Shares	Value

Dassault Systemes	13,667	$1,069,133
Edenred	20,893	412,071
Eiffage SA	6,009	477,845
Electricite de France SAa	23,312	334,956
Elior Group[c]	10,672	229,490
Engie SA	143,604	2,368,465
Essilor International SA	21,105	2,732,712
Etablissements Maurel et Prom[b]	34,674	139,396
Euler Hermes Group	1,748	166,172
Eurazeo SA	4,497	316,764
Eurofins Scientific SE	1,130	419,400
Eutelsat Communications SA	16,934	526,099
Faiveley Transport SA	1,514	164,736
Faurecia	7,336	303,070
Fonciere des Regions	2,563	242,592
GameLoft SEb	21,039	178,318
Gaztransport Et Technigaz SA	4,354	161,599
Gecina SA	3,190	461,458
Genfit[a,b]	3,220	109,995
Groupe Eurotunnel SE Registered	47,825	610,756
Groupe Fnac SAb	2,141	123,664
Guerbet	1,727	113,637
Hermes International	2,744	977,423
ICADE	3,091	243,394
Iliad SA	2,893	632,381
Imerys SA	3,313	244,596
Ingenico Group SA	5,864	691,782
Ipsen SA	4,657	281,896
IPSOS	6,796	202,379
Jacquet Metal Service	8,040	119,574
JCDecaux SA	8,205	362,512
Kering	7,699	1,319,620
Klepierre	22,064	1,038,006
Korian SA	5,324	167,752
L’Oreal SA	26,038	4,725,392
Lagardere SCA	12,489	331,430
Legrand SA	26,981	1,537,099
LVMH Moet Hennessy Louis Vuitton SE	28,727	4,774,146
Marie Brizard Wine & Spirits SAb	4,815	92,264
Mercialys SA	8,184	182,362
Mersen	8,830	141,386
Metropole Television SA	8,832	167,567
Natixis SA	96,752	533,795
Naturex[b]	1,557	131,252
Neopost SA	4,853	118,838

80

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Nexans SAb	4,250	$197,873
Nexity SA	4,329	232,193
Numericable-SFR SA	12,052	394,580
Orange SA	203,009	3,366,835
Orpea	4,906	404,630
Pernod Ricard SA	21,443	2,315,491
Peugeot SAb	46,241	744,382
Plastic Omnium SA	7,377	244,352
Publicis Groupe SA	19,678	1,456,643
Rallye SAa	4,828	92,900
Remy Cointreau SA	2,507	208,118
Renault SA	19,823	1,913,515
Rexel SA	32,367	490,456
Rubis SCA	4,348	339,435
Safran SA	32,356	2,229,836
Saft Groupe SA	5,258	163,444
Sanofi	120,922	9,987,087
Sartorius Stedim Biotech	520	198,627
Schneider Electric SE	57,173	3,722,057
SCOR SE	14,553	495,631
SEB SA	2,509	281,247
Seche Environnement SA	2,379	85,013
SES SA	34,727	947,629
Societe BIC SA	2,959	420,078
Societe Generale SA	72,961	2,862,130
Societe Television Francaise 1	15,988	192,183
Sodexo SA	9,618	971,498
Sopra Steria Group	2,383	277,031
STMicroelectronics NV	69,665	427,998
Suez Environnement Co.	30,579	563,881
Technicolor SA Registered	40,373	276,985
Technip SA	11,045	646,561
Teleperformance	6,396	574,331
Thales SA	11,296	976,809
Total SA	224,064	11,273,825
UBISOFT Entertainment[b]	11,571	336,224
Unibail-Rodamco SE	9,517	2,550,668
Valeo SA	8,385	1,329,640
Veolia Environnement SA	46,753	1,148,884
Vicat SA	2,775	193,243
Vilmorin & Cie SA	1,458	104,387
Vinci SA	48,833	3,648,929
Virbac SA	658	120,055
Vivendi SA	117,334	2,252,350
Wendel SA	2,442	282,212
Zodiac Aerospace	21,852	512,452

		133,849,739

Security	Shares	Value

GERMANY — 5.78%
Aareal Bank AG	6,777	$240,778
adidas AG	22,000	2,837,260
Allianz SE Registered	46,970	7,975,415
Alstria office REIT AG	15,735	220,770
Aurubis AG	3,594	195,055
Axel Springer SE	4,751	265,330
BASF SE	93,355	7,714,574
Bayer AG Registered	85,352	9,849,105
Bayerische Motoren Werke AG	33,896	3,125,233
BayWa AGa	3,413	119,227
Bechtle AG	2,778	290,178
Beiersdorf AG	10,381	931,690
Bertrandt AG	1,009	116,548
Bilfinger SE	4,002	174,478
Brenntag AG	16,187	949,422
Carl Zeiss Meditec AG Bearer	5,582	182,114
comdirect bank AG	13,362	151,970
Commerzbank AG	109,408	1,022,533
Continental AG	11,374	2,498,618
CTS Eventim AG & Co. KGaA	6,897	241,645
Daimler AG Registered	98,770	6,865,627
Deutsche Bank AG Registered	142,594	2,689,880
Deutsche Boerse AG	20,508	1,683,914
Deutsche Euroshop AG	5,126	238,923
Deutsche Lufthansa AG Registered	27,403	425,594
Deutsche Post AG Registered	99,426	2,919,819
Deutsche Telekom AG Registered	333,531	5,839,016
Deutsche Wohnen AG Bearer	36,195	1,108,739
DEUTZ AG	26,943	137,508
Dialog Semiconductor PLC[a,b]	8,628	299,822
DMG Mori AG	5,993	287,193
Drillisch AGa	6,295	259,811
Duerr AG	3,228	258,507
E.ON SE	208,069	2,146,950
ElringKlinger AGa	5,232	128,059
Evonik Industries AG	13,581	430,329
Fraport AG Frankfurt Airport Services Worldwide	3,861	233,757
Freenet AG	14,028	428,506
Fresenius Medical Care AG & Co. KGaA	22,980	1,993,750
Fresenius SE & Co. KGaA	40,028	2,912,141
GEA Group AG	19,743	915,586
Gerresheimer AG	4,340	322,805
Gerry Weber International AGa	5,204	75,101

81

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Grand City Properties SA	14,052	$310,462
GRENKELEASING AG	1,498	295,449
Hamborner REIT AG	26,741	297,825
Hamburger Hafen und Logistik AG	8,671	136,059
Hannover Rueck SE	6,589	751,501
HeidelbergCement AG	14,254	1,266,720
Heidelberger Druckmaschinen AGa,b	65,464	147,559
Henkel AG & Co. KGaA	11,533	1,172,063
HUGO BOSS AG	6,908	440,623
Indus Holding AG	3,936	200,430
Infineon Technologies AG	118,899	1,692,048
K+S AG Registered	19,762	492,977
KION Group AG	7,240	394,549
Kloeckner & Co. SEa	16,770	195,436
Krones AG	1,841	209,889
KUKA AGa	3,047	300,269
KWS Saat SEa	485	168,148
Lanxess AG	9,559	499,959
LEG Immobilien AG	7,109	657,978
LEONI AG	4,873	175,615
Linde AG	18,887	2,885,737
MAN SE	2,800	303,861
Merck KGaA	13,503	1,269,266
METRO AG	18,397	584,720
MorphoSys AGa,b	3,846	192,499
MTU Aero Engines AG	5,422	511,835
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	16,862	3,127,721
Nordex SEb	8,931	250,102
NORMA Group SE	4,995	256,931
Osram Licht AG	9,713	507,012
Pfeiffer Vacuum Technology AG	1,763	189,527
ProSiebenSat.1 Media SE Registered	22,893	1,167,336
QIAGEN NVb	24,502	549,200
Rational AG	507	257,450
Rheinmetall AG	4,729	370,046
RHOEN-KLINIKUM AG	6,591	204,842
RTL Group SAb	3,979	332,504
RWE AGb	52,583	785,647
Salzgitter AG	6,268	212,177
SAP SE	101,682	7,956,644
SGL Carbon SEa,b	9,042	105,789
Siemens AG Registered	82,215	8,580,306
Software AG	6,838	261,351

Security	Shares	Value

STADA Arzneimittel AG	7,565	$321,022
Suedzucker AG	9,663	170,440
Symrise AG	13,022	862,967
TAG Immobilien AGa	15,187	201,688
Telefonica Deutschland Holding AG	72,802	369,724
ThyssenKrupp AG	40,595	944,323
United Internet AG Registered[d]	14,384	702,399
Volkswagen AG	3,958	627,181
Vonovia SE	48,510	1,632,657
Vossloh AGb	2,261	156,543
Wacker Chemie AG	1,882	180,484
Wirecard AGa	13,840	597,844
Zalando SEb,c	10,135	335,939

		119,474,553
GREECE — 0.09%
Alpha Bank AEb	138,678	303,374
Eurobank Ergasias SAb	210,187	178,146
FF Group	6,888	142,005
Hellenic Telecommunications Organization SA	30,181	292,789
JUMBO SAb	14,483	190,266
Motor Oil Hellas Corinth Refineries SA	10,702	122,085
Mytilineos Holdings SA	28,140	112,805
OPAP SA	34,488	260,705
Public Power Corp. SA	23,888	80,165
Titan Cement Co. SA	7,846	178,830

		1,861,170
HONG KONG — 2.17%
AIA Group Ltd.	1,256,000	7,561,388
ASM Pacific Technology Ltd.	31,800	229,567
Bank of East Asia Ltd. (The)[a]	143,000	520,774
BOC Hong Kong Holdings Ltd.	397,500	1,191,393
Brightoil Petroleum Holdings Ltd.[a]	330,000	105,077
Cafe de Coral Holdings Ltd.[a]	56,000	169,288
Cathay Pacific Airways Ltd.	154,000	246,171
Champion REIT[a]	346,000	185,551
Cheung Kong Infrastructure Holdings Ltd.	81,000	765,914
Cheung Kong Property Holdings Ltd.	285,388	1,959,072
China LNG Group Ltd.[a]	2,645,000	93,768
Chow Sang Sang Holdings International Ltd.[a]	78,000	126,695
CK Hutchison Holdings Ltd.	273,888	3,283,605
CLP Holdings Ltd.	198,500	1,836,020

82

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Dah Sing Banking Group Ltd.	92,800	$165,569
Dah Sing Financial Holdings Ltd.	27,200	186,366
Esprit Holdings Ltd.[a,b]	193,050	169,229
FIH Mobile Ltd.	368,000	157,975
First Pacific Co. Ltd./Hong Kong	317,000	201,057
G-Resources Group Ltd.	3,090,600	70,918
Galaxy Entertainment Group Ltd.	253,000	854,509
Giordano International Ltd.	214,000	96,831
Global Brands Group Holding Ltd.[b]	706,000	83,731
Great Eagle Holdings Ltd.	36,000	146,187
Guotai Junan International Holdings Ltd.	361,000	120,997
Haitong International Securities Group Ltd.[a]	172,000	99,557
Hang Lung Properties Ltd.	233,000	464,967
Hang Seng Bank Ltd.	80,000	1,454,133
Henderson Land Development Co. Ltd.	125,044	781,807
HK Electric Investments & HK Electric Investments Ltd.[c]	350,500	315,383
HKT Trust & HKT Ltd.	284,600	412,379
Hong Kong & China Gas Co. Ltd.	754,833	1,409,011
Hong Kong Exchanges and Clearing Ltd.[a]	119,000	3,011,357
Hongkong Land Holdings Ltd.	63,000	400,050
Hopewell Holdings Ltd.	55,000	185,763
Hysan Development Co. Ltd.	68,000	301,114
Johnson Electric Holdings Ltd.	50,250	148,667
Kerry Logistics Network Ltd.[a]	85,000	119,876
Kerry Properties Ltd.	71,000	193,581
Kowloon Development Co. Ltd.	92,000	88,594
Li & Fung Ltd.[a]	604,000	374,522
Link REIT	235,000	1,428,383
Luk Fook Holdings International Ltd.[a]	47,000	107,242
Macau Legend Development Ltd.[a,b]	327,000	44,684
Melco Crown Entertainment Ltd. ADR[a]	10,686	158,153
Melco International Development Ltd.[a]	94,000	107,969
MGM China Holdings Ltd.	112,400	157,938
Midland Holdings Ltd.[a,b]	266,000	84,698
MTR Corp. Ltd.	153,000	757,387
New World Development Co. Ltd.	540,666	539,467
Newocean Energy Holdings Ltd.[a]	176,000	60,125
NWS Holdings Ltd.	171,000	260,561
Orient Overseas International Ltd.[a]	25,000	95,234
PCCW Ltd.	492,000	333,615
Power Assets Holdings Ltd.	148,500	1,415,662
Sa Sa International Holdings Ltd.[a]	236,000	72,408

Security	Shares	Value

Sands China Ltd.	255,600	$916,011
Shangri-La Asia Ltd.	130,000	159,039
Shun Tak Holdings Ltd.	232,000	77,461
Sino Land Co. Ltd.	344,000	541,907
SJM Holdings Ltd.	204,000	137,276
SmarTone Telecommunications Holdings Ltd.	55,000	91,038
Sun Hung Kai Properties Ltd.	180,000	2,275,177
Swire Pacific Ltd. Class A	55,500	603,494
Swire Properties Ltd.	122,600	319,254
Techtronic Industries Co. Ltd.	152,500	573,064
Television Broadcasts Ltd.	3,700	13,832
Texwinca Holdings Ltd.	124,000	120,848
Town Health International Medical Group Ltd.[a]	488,000	91,848
Trinity Ltd.[a]	578,000	60,354
Value Partners Group Ltd.[a]	105,000	100,842
VTech Holdings Ltd.[a]	20,900	216,081
WH Group Ltd.[b,c]	693,500	561,437
Wharf Holdings Ltd. (The)	142,000	770,665
Wheelock & Co. Ltd.	99,000	459,444
Wynn Macau Ltd.	182,000	260,429
Xinyi Glass Holdings Ltd.[a]	266,000	182,084
Yue Yuen Industrial Holdings Ltd.	84,000	306,451

		44,749,975
HUNGARY — 0.06%
Magyar Telekom Telecommunications PLC[b]	64,948	112,908
MOL Hungarian Oil & Gas PLC	3,714	227,277
OTP Bank PLC	24,919	660,794
Richter Gedeon Nyrt	15,958	317,538

		1,318,517
INDIA — 1.79%
Adani Enterprises Ltd.	58,165	76,027
Adani Ports & Special Economic Zone Ltd.	94,871	340,695
Adani Power Ltd.[b]	220,216	106,406
Adani Transmissions Ltd.[b]	113,471	54,058
AIA Engineering Ltd.	7,120	106,365
Ambuja Cements Ltd.	90,848	302,690
Apollo Hospitals Enterprise Ltd.	11,320	223,934
Ashok Leyland Ltd.	157,981	254,370
Asian Paints Ltd.	34,373	448,901
Astral Polytechnik Ltd.	15,561	103,857
Aurobindo Pharma Ltd.	33,843	387,743
Axis Bank Ltd.	68,069	484,785
Bajaj Auto Ltd.	10,052	377,643

83

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Balkrishna Industries Ltd.	12,090	$121,374
Bharat Forge Ltd.	16,605	199,796
Bharat Heavy Electricals Ltd.	79,978	151,202
Bharat Petroleum Corp. Ltd.	20,514	302,468
Bharti Airtel Ltd.	135,664	743,667
Bharti Infratel Ltd.	66,361	375,125
Bosch Ltd.	993	294,382
Cipla Ltd.	41,404	335,202
Coal India Ltd.	78,270	339,902
Container Corp. of India Ltd.	6,062	123,639
Cyient Ltd.	15,726	108,942
Dabur India Ltd.	61,764	256,815
DCB Bank Ltd.[b]	89,416	127,121
Divi’s Laboratories Ltd.	11,418	180,936
Dr. Reddy’s Laboratories Ltd.	13,170	613,270
Eicher Motors Ltd.	1,413	426,797
FDC Ltd./India	31,386	85,338
Federal Bank Ltd.	241,351	166,832
Finolex Cables Ltd.	29,284	126,509
GAIL (India) Ltd.	47,195	256,396
Gateway Distriparks Ltd.	34,996	146,964
Gillette India Ltd.	1,455	91,711
Glenmark Pharmaceuticals Ltd.	17,612	220,236
Godrej Consumer Products Ltd.	14,643	291,767
Havells India Ltd.	38,721	193,926
HCL Technologies Ltd.	60,982	689,805
Hero Motocorp Ltd.	6,524	284,979
Hindalco Industries Ltd.	128,121	186,107
Hindustan Unilever Ltd.	81,397	1,065,045
Housing Development Finance Corp. Ltd.	158,781	2,605,536
ICICI Bank Ltd.	127,373	455,013
Idea Cellular Ltd.	127,951	228,684
Indiabulls Housing Finance Ltd.	33,836	353,638
Info Edge India Ltd.	13,554	153,614
Infosys Ltd.	192,510	3,506,277
ITC Ltd.	237,735	1,164,661
Jammu & Kashmir Bank Ltd. (The)	95,005	98,400
JSW Steel Ltd.	11,670	241,599
Jubilant Foodworks Ltd.	6,280	109,538
Karur Vysya Bank Ltd. (The)	28,181	204,337
Larsen & Toubro Ltd.	35,159	665,016
LIC Housing Finance Ltd.	44,441	309,740
Lupin Ltd.	24,732	599,284
Mahindra & Mahindra Financial Services Ltd.	40,674	183,962

Security	Shares	Value

Mahindra & Mahindra Ltd.	40,248	$807,599
Marico Ltd.	66,494	259,741
Maruti Suzuki India Ltd.	12,303	703,838
MindTree Ltd.	14,042	143,701
Motherson Sumi Systems Ltd.	47,493	180,685
NCC Ltd./India	64,544	75,997
Nestle India Ltd.	3,209	276,993
NTPC Ltd.	134,312	282,069
Oil & Natural Gas Corp. Ltd.	82,506	270,231
Page Industries Ltd.	924	175,022
PC Jeweller Ltd.	12,047	65,493
Piramal Enterprises Ltd.	11,322	203,166
Power Finance Corp. Ltd.	33,011	89,259
Reliance Communications Ltd.[b]	115,530	97,886
Reliance Industries Ltd.	134,850	1,997,845
Reliance Infrastructure Ltd.	16,499	133,959
Rural Electrification Corp. Ltd.	35,985	96,785
Sadbhav Engineering Ltd.	31,032	123,510
Shree Cement Ltd.	1,295	247,831
Shriram Transport Finance Co. Ltd.	18,002	255,890
Siemens Ltd.	10,064	172,634
SRF Ltd.	4,690	96,490
State Bank of Bikaner & Jaipur	15,431	121,775
State Bank of India	181,631	517,537
Strides Shasun Ltd.	8,547	139,293
Sun Pharmaceuticals Industries Ltd.	102,988	1,259,674
Symphony Ltd.	2,115	76,113
Tata Consultancy Services Ltd.	49,737	1,901,224
Tata Global Beverages Ltd.	84,695	153,289
Tata Motors Ltd.[b]	94,225	580,081
Tata Motors Ltd. Class Ab	39,387	176,835
Tata Power Co. Ltd.	200,033	212,609
Tata Steel Ltd.	36,496	193,182
Tech Mahindra Ltd.	30,835	225,998
Ultratech Cement Ltd.	5,337	254,374
United Breweries Ltd.	9,969	114,547
United Spirits Ltd.[b]	6,979	249,994
UPL Ltd.	31,413	254,742
Vedanta Ltd.	87,322	136,650
Wipro Ltd.	67,378	563,109
Zee Entertainment Enterprises Ltd.	73,175	457,716

		36,998,392
INDONESIA — 0.55%
Adaro Energy Tbk PT	2,107,600	116,663
Astra Agro Lestari Tbk PT	56,600	69,098

84

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Astra International Tbk PT	2,190,300	$1,116,907
Bank Central Asia Tbk PT	1,355,700	1,341,514
Bank Danamon Indonesia Tbk PT	567,900	141,674
Bank Mandiri Persero Tbk PT	1,105,700	809,069
Bank Negara Indonesia Persero Tbk PT	873,400	303,650
Bank Rakyat Indonesia Persero Tbk PT	1,232,400	967,193
Bank Tabungan Negara Persero Tbk PT	1,147,493	153,138
Bumi Serpong Damai Tbk PT	1,225,900	171,968
Ciputra Development Tbk PT	1,555,090	146,807
Global Mediacom Tbk PT	1,052,600	92,585
Gudang Garam Tbk PT	61,900	325,036
Hanjaya Mandala Sampoerna Tbk PT	44,600	337,763
Indocement Tunggal Prakarsa Tbk PT	156,800	234,522
Indofood CBP Sukses Makmur Tbk PT	154,500	178,950
Indofood Sukses Makmur Tbk PT	544,900	294,390
Japfa Comfeed Indonesia Tbk PT	1,271,300	89,168
Jasa Marga Persero Tbk PT	340,700	140,796
Kalbe Farma Tbk PT	2,579,300	268,922
Lippo Karawaci Tbk PT	1,969,500	151,580
Matahari Department Store Tbk PT	235,500	339,286
Media Nusantara Citra Tbk PT	810,800	144,478
Mitra Adiperkasa Tbk PTb	202,400	64,459
Perusahaan Gas Negara Persero Tbk PT	1,265,200	251,351
Semen Indonesia Persero Tbk PT	339,800	255,082
Summarecon Agung Tbk PT	1,369,900	162,564
Surya Citra Media Tbk PT	786,000	190,719
Tambang Batubara Bukit Asam Persero Tbk PT	164,700	88,045
Telekomunikasi Indonesia Persero Tbk PT	5,436,700	1,463,473
Tower Bersama Infrastructure Tbk PTb	302,300	135,815
Unilever Indonesia Tbk PT	169,500	547,199
United Tractors Tbk PT	186,500	212,125
XL Axiata Tbk PTb	407,900	108,872

		11,414,861
IRELAND — 0.39%
Bank of Ireland[b]	2,761,903	838,286
C&C Group PLC	35,316	158,682

Security	Shares	Value

CRH PLC	82,048	$2,384,111
Glanbia PLC	18,149	342,153
Hibernia REIT PLC	131,725	194,473
Irish Continental Group PLC	30,713	181,162
Kerry Group PLC Class A	16,367	1,459,746
Kingspan Group PLC	18,577	489,375
Origin Enterprises PLC	18,300	128,945
Paddy Power Betfair PLC	8,547	1,145,838
Smurfit Kappa Group PLC	24,505	649,746

		7,972,517
ISRAEL — 0.54%
Azrieli Group Ltd.	5,869	233,345
Bank Hapoalim BM	120,057	618,217
Bank Leumi le-Israel BMb	162,466	598,937
Bezeq The Israeli Telecommunication Corp. Ltd.	239,729	511,893
Check Point Software Technologies Ltd.[a,b]	7,567	627,077
Delek Group Ltd.	640	113,871
Elbit Systems Ltd.	3,454	345,909
Frutarom Industries Ltd.	5,061	259,660
Gazit-Globe Ltd.[a]	16,673	155,138
Israel Chemicals Ltd.	62,870	312,287
Israel Corp. Ltd. (The)	524	107,538
Israel Discount Bank Ltd. Class Ab	130,178	218,155
Mizrahi Tefahot Bank Ltd.	20,858	241,970
Mobileye NVa,b	9,577	365,362
NICE-Systems Ltd.	7,144	460,125
Oil Refineries Ltd.[a,b]	337,718	122,148
Paz Oil Co. Ltd.	1,086	169,425
Strauss Group Ltd.	8,180	129,784
Teva Pharmaceutical Industries Ltd.	95,765	5,390,550
Tower Semiconductor Ltd.[a,b]	12,030	145,591

		11,126,982
ITALY — 1.68%
A2A SpA	186,175	265,691
Anima Holding SpA[c]	29,757	210,628
Ansaldo STS SpA	14,216	172,592
Assicurazioni Generali SpA	122,414	1,867,555
Atlantia SpA	41,902	1,167,176
Autogrill SpA[b]	21,943	185,854
Azimut Holding SpA	8,323	209,530
Banca Generali SpA	8,281	245,937
Banca Mediolanum SpA	31,467	258,952
Banca Monte dei Paschi di Siena SpA[a,b]	286,046	231,465
Banca Popolare dell’Emilia Romagna SC	52,029	304,214
Banca Popolare di Milano Scarl	373,595	283,268
Banca Popolare di Sondrio Scarl	64,381	240,241

85

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Banco Popolare SC	25,142	$177,530
Beni Stabili SpA SIIQ	193,074	143,076
Brembo SpA	4,507	242,154
Buzzi Unicem SpA[a]	12,036	228,011
CIR-Compagnie Industriali Riunite SpA[b]	115,102	143,697
CNH Industrial NV	99,709	765,151
Credito Emiliano SpA	17,498	126,361
Credito Valtellinese SCb	182,046	141,993
Danieli & C Officine Meccaniche SpA	4,941	108,373
Davide Campari-Milano SpA	35,074	338,650
De’ Longhi SpA	7,941	182,905
DiaSorin SpA	3,299	192,704
Ei Towers SpA	1,558	91,364
Enel SpA	777,971	3,526,770
Eni SpA	257,185	4,182,847
ERG SpA	9,862	128,203
EXOR SpA	13,156	494,237
Ferrari NVa,b	13,438	605,182
Fiat Chrysler Automobiles NVa	95,364	765,668
FinecoBank Banca Fineco SpA	30,853	247,716
Finmeccanica SpA[b]	31,881	402,759
Hera SpA	106,989	321,789
Interpump Group SpA	12,899	185,707
Intesa Sanpaolo SpA	1,345,115	3,728,317
Italcementi SpA	20,630	244,792
Luxottica Group SpA	18,551	1,010,738
Mediaset SpA	85,843	386,398
Mediobanca SpA	63,620	522,822
Moncler SpA	15,617	253,279
Piaggio & C SpA[a]	60,429	133,787
Prysmian SpA	22,120	521,650
Recordati SpA	12,070	306,763
Saipem SpA[b]	657,582	314,821
Salvatore Ferragamo SpA	6,581	152,334
Snam SpA	226,096	1,380,251
Societa Cattolica di Assicurazioni Scrl	26,315	182,798
Societa Iniziative Autostradali e Servizi SpA	10,110	105,721
Telecom Italia SpA/Milano[b]	1,254,055	1,220,881
Tenaris SA	48,992	661,011
Terna Rete Elettrica Nazionale SpA	169,039	953,329
Tod’s SpA[a]	1,463	101,041
UniCredit SpA	504,724	1,950,460
Unione di Banche Italiane SpA	97,573	413,718
Unipol Gruppo Finanziario SpA	50,338	215,628

Security	Shares	Value

UnipolSai SpA	134,075	$312,961
Yoox Net-A-Porter Group SpA[b]	6,490	189,996

		34,649,446
JAPAN — 17.10%
77 Bank Ltd. (The)	45,000	163,606
ABC-Mart Inc.	3,100	207,449
Accordia Golf Co. Ltd.	14,500	140,399
Acom Co. Ltd.[b]	46,400	252,393
Activia Properties Inc.	68	367,344
Adastria Co. Ltd.	4,000	137,576
ADEKA Corp.	11,600	168,804
Advance Residence Investment Corp.	152	414,539
Advantest Corp.	19,600	194,177
Aeon Co. Ltd.	69,100	1,061,413
Aeon Delight Co. Ltd.	4,400	125,426
AEON Financial Service Co. Ltd.	12,300	284,638
Aeon Mall Co. Ltd.	13,000	186,018
Aica Kogyo Co. Ltd.	9,700	225,377
Aichi Bank Ltd. (The)	3,900	180,793
Aiful Corp.[a,b]	44,800	161,204
Air Water Inc.	19,000	295,846
Aisin Seiki Co. Ltd.	20,000	809,384
Ajinomoto Co. Inc.	59,300	1,416,061
Alfresa Holdings Corp.	21,600	431,616
Alps Electric Co. Ltd.	19,300	358,961
Amada Holdings Co. Ltd.	34,300	356,801
Amano Corp.	11,300	190,736
ANA Holdings Inc.	140,000	403,009
Anritsu Corp.	19,500	119,739
Aoyama Trading Co. Ltd.	4,800	184,831
Aozora Bank Ltd.	112,000	409,290
Arcs Co. Ltd.	7,000	168,531
Ariake Japan Co. Ltd.	3,500	199,542
Asahi Diamond Industrial Co. Ltd.	14,000	144,979
Asahi Glass Co. Ltd.	92,000	558,045
Asahi Group Holdings Ltd.	40,500	1,328,235
Asahi Intecc Co. Ltd.	6,000	297,771
Asahi Kasei Corp.	132,000	937,244
Asatsu-DK Inc.	5,800	148,639
ASICS Corp.	17,700	365,762
Astellas Pharma Inc.	221,300	3,096,276
Avex Group Holdings Inc.	8,800	113,089
Awa Bank Ltd. (The)	32,000	168,382
Azbil Corp.	7,600	201,090
Bandai Namco Holdings Inc.	19,000	415,533

86

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Bank of Kyoto Ltd. (The)	39,000	$272,648
Bank of Nagoya Ltd. (The)	37,000	126,567
Benesse Holdings Inc.	6,500	188,630
BIC Camera Inc.	13,200	133,363
Bridgestone Corp.	66,600	2,562,041
Brother Industries Ltd.	23,300	278,089
Calbee Inc.	8,300	335,506
Calsonic Kansei Corp.	21,000	150,540
Canon Electronics Inc.	7,100	106,240
Canon Inc.	106,100	3,085,968
Canon Marketing Japan Inc.	4,900	90,402
Capcom Co. Ltd.	7,100	168,152
Casio Computer Co. Ltd.	22,600	446,740
Central Glass Co. Ltd.	30,000	172,999
Central Japan Railway Co.	15,000	2,724,660
Century Tokyo Leasing Corp.	5,000	176,410
Chiba Bank Ltd. (The)	69,000	363,718
Chiyoda Co. Ltd.	5,900	155,778
Chiyoda Corp.	20,000	158,138
Chubu Electric Power Co. Inc.	68,600	929,990
Chugai Pharmaceutical Co. Ltd.	24,900	875,032
Chugoku Bank Ltd. (The)	19,800	212,444
Chugoku Electric Power Co. Inc. (The)	32,200	429,153
Ci:z Holdings Co. Ltd.	4,500	93,537
Citizen Holdings Co. Ltd.	32,500	189,542
Coca-Cola East Japan Co. Ltd.	7,800	147,113
Coca-Cola West Co. Ltd.	8,900	248,713
Cocokara fine Inc.	3,000	138,651
COLOPL Inc.	6,800	139,248
Colowide Co. Ltd.	10,500	174,387
COMSYS Holdings Corp.	12,700	196,562
Concordia Financial Group Ltd.[b]	126,900	607,725
Cosmo Energy Holdings Co. Ltd.	11,100	145,552
Cosmos Pharmaceutical Corp.[a]	1,200	207,486
Credit Saison Co. Ltd.	14,300	272,381
CyberAgent Inc.	5,600	272,162
Dai Nippon Printing Co. Ltd.	41,000	398,906
Dai-ichi Life Insurance Co. Ltd. (The)	112,900	1,444,554
Daicel Corp.	30,000	388,336
Daido Steel Co. Ltd.	31,000	108,070
Daifuku Co. Ltd.	12,400	231,091
Daihatsu Motor Co. Ltd.	19,100	267,769
Daiichi Sankyo Co. Ltd.	67,700	1,645,756
Daiichikosho Co. Ltd.	5,900	252,554
Daikin Industries Ltd.	24,300	2,017,676

Security	Shares	Value

Daikyo Inc.	67,000	$110,211
Daio Paper Corp.	9,900	100,948
Daiseki Co. Ltd.	10,500	200,981
Daishi Bank Ltd. (The)	46,000	165,092
Daito Trust Construction Co. Ltd.	7,900	1,144,077
Daiwa House Industry Co. Ltd.	63,400	1,755,729
Daiwa House Residential Investment Corp.	85	209,888
Daiwa Office Investment Corp.	42	272,424
Daiwa Securities Group Inc.	166,000	1,002,563
DCM Holdings Co. Ltd.	14,200	109,226
Dena Co. Ltd.	12,100	210,799
Denka Co. Ltd.	52,000	226,478
Denso Corp.	49,800	1,978,595
Dentsu Inc.	22,800	1,208,243
DIC Corp.	95,000	228,188
Disco Corp.	3,100	274,088
DMG Mori Co. Ltd.	14,400	171,597
Don Quijote Holdings Co. Ltd.	13,200	490,397
Doutor Nichires Holdings Co. Ltd.	7,000	124,567
Dowa Holdings Co. Ltd.	23,000	150,259
Duskin Co. Ltd.	6,900	129,171
Dydo Drinco Inc.	3,000	152,811
Earth Chemical Co. Ltd.	5,300	226,127
East Japan Railway Co.	34,600	3,176,881
Ebara Corp.	49,000	231,272
Eisai Co. Ltd.	26,500	1,692,859
Electric Power Development Co. Ltd.	15,600	483,331
Exedy Corp.	6,600	160,135
Ezaki Glico Co. Ltd.	5,100	266,452
FamilyMart Co. Ltd.	6,500	351,745
Fancl Corp.	8,100	110,604
FANUC Corp.	20,300	3,131,469
Fast Retailing Co. Ltd.	5,600	1,527,511
FCC Co. Ltd.	6,600	114,919
Frontier Real Estate Investment Corp.	53	269,471
Fuji Co. Ltd./Ehime	6,900	157,418
Fuji Electric Co. Ltd.	63,000	279,686
Fuji Heavy Industries Ltd.	60,900	2,115,093
Fuji Machine Manufacturing Co. Ltd.	13,400	143,775
Fuji Seal International Inc.	3,600	126,847
Fuji Soft Inc.	6,100	142,188
FUJIFILM Holdings Corp.	47,300	2,019,849
Fujikura Ltd.	36,000	182,700
Fujitsu Ltd.	198,000	723,196

87

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Fukuoka Financial Group Inc.	80,000	$282,630
Furukawa Electric Co. Ltd.	79,000	198,617
Fuyo General Lease Co. Ltd.	2,700	117,594
Global One Real Estate Investment Corp.	39	163,662
Glory Ltd.	7,400	251,058
GLP J-REIT	274	336,498
GMO Internet Inc.	10,600	130,277
Gree Inc.	22,100	127,029
GS Yuasa Corp.	46,000	195,187
GungHo Online Entertainment Inc.[a]	50,700	136,470
Gunma Bank Ltd. (The)	42,000	172,326
Gunze Ltd.	55,000	156,783
Hachijuni Bank Ltd. (The)	44,000	199,449
Hakuhodo DY Holdings Inc.	28,100	330,387
Hamamatsu Photonics KK	15,800	455,563
Hankyu Hanshin Holdings Inc.	119,000	772,980
Hanwa Co. Ltd.	37,000	171,176
Haseko Corp.	31,200	297,434
Hazama Ando Corp.	27,000	135,511
Heiwa Corp.	7,100	152,956
Heiwa Real Estate Co. Ltd.	14,900	191,759
Heiwa Real Estate REIT Inc.	230	193,682
Hikari Tsushin Inc.	2,100	161,727
Hino Motors Ltd.	25,900	261,917
Hirose Electric Co. Ltd.	3,100	391,429
Hiroshima Bank Ltd. (The)	53,000	199,131
HIS Co. Ltd.	5,400	137,530
Hisamitsu Pharmaceutical Co. Inc.	6,800	332,389
Hitachi Capital Corp.	6,500	145,558
Hitachi Chemical Co. Ltd.	11,100	194,622
Hitachi Construction Machinery Co. Ltd.	11,700	193,332
Hitachi High-Technologies Corp.	6,700	189,112
Hitachi Ltd.	495,000	2,385,364
Hitachi Metals Ltd.	22,000	234,403
Hitachi Zosen Corp.	29,900	157,052
Hogy Medical Co. Ltd.	2,600	147,016
Hokkaido Electric Power Co. Inc.	25,300	236,933
Hokkoku Bank Ltd. (The)	46,000	133,277
Hokuetsu Kishu Paper Co. Ltd.	22,500	146,362
Hokuhoku Financial Group Inc.	134,000	175,335
Hokuriku Electric Power Co.	18,500	248,292
Hokuto Corp.	7,400	147,177
Honda Motor Co. Ltd.	165,400	4,626,006
HORIBA Ltd.	4,800	187,971
Hoshizaki Electric Co. Ltd.	4,700	407,206
House Foods Group Inc.	6,600	130,032
Hoya Corp.	43,800	1,744,304
Hulic Co. Ltd.	34,300	352,633

Security	Shares	Value

Hyakugo Bank Ltd. (The)	50,000	$191,130
Hyakujushi Bank Ltd. (The)	42,000	124,436
Ibiden Co. Ltd.	10,300	134,195
IBJ Leasing Co. Ltd.	8,800	156,762
Idemitsu Kosan Co. Ltd.	9,100	200,379
IHI Corp.	151,000	345,764
Iida Group Holdings Co. Ltd.	16,100	314,642
Inaba Denki Sangyo Co. Ltd.	5,100	166,592
Industrial & Infrastructure Fund Investment Corp.	42	213,935
INPEX Corp.	91,900	762,892
Internet Initiative Japan Inc.	5,600	113,366
Invincible Investment Corp.	348	267,355
Isetan Mitsukoshi Holdings Ltd.	39,800	440,424
Isuzu Motors Ltd.	60,300	673,757
IT Holdings Corp.	9,000	220,973
Ito EN Ltd.[a]	9,300	292,051
ITOCHU Corp.	159,100	2,104,084
Itochu Techno-Solutions Corp.	7,600	153,428
Itoham Yonekyu Holdings Inc.[b]	23,400	176,930
Iwatani Corp.[a]	25,000	150,474
Iyo Bank Ltd. (The)	28,300	193,613
Izumi Co. Ltd.	5,100	204,486
J Front Retailing Co. Ltd.	27,300	342,159
Jaccs Co. Ltd.	27,000	109,771
Jafco Co. Ltd.	5,300	154,054
Japan Airlines Co. Ltd.	13,800	509,850
Japan Airport Terminal Co. Ltd.[a]	5,400	202,636
Japan Aviation Electronics Industry Ltd.	8,000	112,230
Japan Display Inc.[a,b]	49,500	99,930
Japan Excellent Inc.	195	279,209
Japan Exchange Group Inc.	60,600	949,256
Japan Hotel REIT Investment Corp.	410	375,532
Japan Logistics Fund Inc.	107	239,111
Japan Petroleum Exploration Co. Ltd.	2,500	60,026
Japan Post Bank Co. Ltd.	41,300	519,169
Japan Post Holdings Co. Ltd.	45,300	628,726
Japan Prime Realty Investment Corp.	102	456,161
Japan Real Estate Investment Corp.	142	894,509
Japan Rental Housing Investments Inc.	229	181,282
Japan Retail Fund Investment Corp.	280	696,369
Japan Securities Finance Co. Ltd.	38,400	154,684
Japan Steel Works Ltd. (The)	52,000	208,496
Japan Tobacco Inc.	113,700	4,813,879

88

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

JFE Holdings Inc.	50,900	$751,405
JGC Corp.	21,000	369,774
Joyo Bank Ltd. (The)	55,000	198,935
JSR Corp.	18,100	257,303
JTEKT Corp.	19,800	264,814
Juroku Bank Ltd. (The)	37,000	112,734
JVC Kenwood Corp.	41,700	107,957
JX Holdings Inc.	225,000	989,626
K’s Holdings Corp.	5,200	179,578
Kadokawa Dwango[b]	7,518	110,457
Kagome Co. Ltd.[a]	10,300	224,685
Kajima Corp.	94,000	601,804
Kakaku.com Inc.	17,200	320,385
Kaken Pharmaceutical Co. Ltd.	4,000	226,926
Kamigumi Co. Ltd.	25,000	233,188
Kanamoto Co. Ltd.	4,200	110,893
Kaneka Corp.	30,000	261,321
Kanematsu Corp.	86,000	134,231
Kansai Electric Power Co. Inc. (The)[b]	74,100	676,765
Kansai Paint Co. Ltd.	25,700	466,465
Kao Corp.	52,100	2,978,117
Kawasaki Heavy Industries Ltd.	141,000	416,431
Kawasaki Kisen Kaisha Ltd.	92,000	202,925
KDDI Corp.	181,400	5,372,743
Keihan Holdings Co. Ltd.	61,000	451,535
Keihin Corp.	7,000	106,575
Keikyu Corp.	49,000	454,760
Keio Corp.	65,000	589,280
Keisei Electric Railway Co. Ltd.	32,000	455,498
Keiyo Bank Ltd. (The)	39,000	147,624
Kenedix Inc.[a]	38,000	168,699
Kenedix Office Investment Corp.	52	308,613
Kewpie Corp.	11,300	305,325
Keyence Corp.	4,800	3,012,926
Kikkoman Corp.	16,000	528,623
Kinden Corp.	13,000	156,493
Kintetsu Group Holdings Co. Ltd.	200,000	841,161
Kirin Holdings Co. Ltd.	86,000	1,279,209
Kisoji Co. Ltd.	12,700	272,647
Kissei Pharmaceutical Co. Ltd.	5,500	131,235
Kiyo Bank Ltd. (The)	11,900	148,256
Kobayashi Pharmaceutical Co. Ltd.	3,300	272,031
Kobe Steel Ltd.	330,000	333,100
Koito Manufacturing Co. Ltd.	11,400	515,688
Kokuyo Co. Ltd.	13,400	181,347

Security	Shares	Value

Komatsu Ltd.	95,800	$1,707,021
Komeri Co. Ltd.	6,600	169,881
Konami Holdings Corp.	11,300	362,779
Konica Minolta Inc.	45,300	409,836
Kose Corp.	3,500	335,623
Kubota Corp.	117,000	1,814,678
Kuraray Co. Ltd.	36,700	482,267
Kureha Corp.	37,000	130,371
Kurita Water Industries Ltd.	12,000	296,313
KYB Corp.	38,000	132,118
Kyocera Corp.	32,700	1,672,668
KYORIN Holdings Inc.	8,000	163,297
Kyowa Exeo Corp.	10,600	124,036
Kyowa Hakko Kirin Co. Ltd.	26,000	482,116
Kyushu Electric Power Co. Inc.	45,600	473,921
Kyushu Financial Group Inc.	38,000	206,701
Lawson Inc.	7,500	595,822
Leopalace21 Corp.	29,400	183,278
Lintec Corp.	6,400	127,288
Lion Corp.	28,000	352,764
LIXIL Group Corp.	27,400	589,512
M3 Inc.	21,200	596,402
Mabuchi Motor Co. Ltd.	5,400	283,639
Makino Milling Machine Co. Ltd.	18,000	113,557
Makita Corp.	12,400	801,981
Mandom Corp.	3,200	148,942
Marubeni Corp.	160,100	877,000
Maruha Nichiro Corp.	7,800	177,440
Marui Group Co. Ltd.	23,800	376,591
Maruichi Steel Tube Ltd.	5,200	156,007
Matsui Securities Co. Ltd.	14,900	132,714
Matsumotokiyoshi Holdings Co. Ltd.	4,400	224,123
Mazda Motor Corp.	56,000	913,052
MCUBS MidCity Investment Corp.	50	170,101
Medipal Holdings Corp.	15,900	261,396
Megachips Corp.	21,400	226,011
MEGMILK SNOW BRAND Co. Ltd.	6,800	161,492
Meidensha Corp.	40,000	172,718
MEIJI Holdings Co. Ltd.	13,300	1,066,536
Meitec Corp.	4,700	168,681
Minebea Co. Ltd.	35,000	300,621
Miraca Holdings Inc.	6,600	290,228
MIRAIT Holdings Corp.	11,300	102,233
Misawa Homes Co. Ltd.	21,600	153,428
MISUMI Group Inc.	28,800	418,292

89

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Mitsubishi Chemical Holdings Corp.	133,400	$725,381
Mitsubishi Corp.	137,600	2,395,895
Mitsubishi Electric Corp.	201,000	2,250,554
Mitsubishi Estate Co. Ltd.	129,000	2,557,213
Mitsubishi Gas Chemical Co. Inc.	38,000	215,580
Mitsubishi Heavy Industries Ltd.	314,000	1,166,550
Mitsubishi Logistics Corp.	12,000	170,139
Mitsubishi Materials Corp.	104,000	343,119
Mitsubishi Motors Corp.	67,200	282,002
Mitsubishi Tanabe Pharma Corp.	23,900	438,485
Mitsubishi UFJ Financial Group Inc.	1,307,900	6,357,669
Mitsubishi UFJ Lease & Finance Co. Ltd.	50,110	227,613
Mitsui & Co. Ltd.	168,100	2,107,633
Mitsui Chemicals Inc.	91,000	316,389
Mitsui Engineering & Shipbuilding Co. Ltd.	96,000	155,222
Mitsui Fudosan Co. Ltd.	98,000	2,495,911
Mitsui Mining & Smelting Co. Ltd.	67,000	130,249
Mitsui OSK Lines Ltd.	107,000	237,011
Mitsumi Electric Co. Ltd.[a]	20,900	105,872
Miura Co. Ltd.	12,400	238,856
Mixi Inc.	5,800	204,907
Mizuho Financial Group Inc.	2,395,100	3,756,230
MonotaRO Co. Ltd.	8,200	257,124
Mori Hills REIT Investment Corp.	191	288,477
MORI TRUST Sogo REIT Inc.	121	239,071
Morinaga & Co. Ltd./Japan	27,000	132,988
Morinaga Milk Industry Co. Ltd.	26,000	139,726
MOS Food Services Inc.	6,500	175,812
MS&AD Insurance Group Holdings Inc.	53,400	1,481,545
Murata Manufacturing Co. Ltd.	21,200	2,931,483
Musashi Seimitsu Industry Co. Ltd.	6,700	133,631
Musashino Bank Ltd. (The)	5,200	136,276
Nabtesco Corp.	14,500	339,885
Nachi-Fujikoshi Corp.	37,000	124,838
Nagase & Co. Ltd.	12,500	144,399
Nagoya Railroad Co. Ltd.	94,000	484,957
Nankai Electric Railway Co. Ltd.	62,000	336,670
Nanto Bank Ltd. (The)	43,000	124,183
NEC Corp.	272,000	686,387
NEC Networks & System Integration Corp.	7,700	122,630
NET One Systems Co. Ltd.	29,600	156,860
Nexon Co. Ltd.	15,200	236,392
NGK Insulators Ltd.	27,000	583,934

Security	Shares	Value

NGK Spark Plug Co. Ltd.	18,500	$389,210
NH Foods Ltd.	20,000	454,414
NHK Spring Co. Ltd.	17,300	159,426
Nichi-Iko Pharmaceutical Co. Ltd.	7,600	187,665
Nichias Corp.	24,000	159,708
Nichii Gakkan Co.[a]	13,200	101,287
Nichirei Corp.	29,000	260,199
Nidec Corp.	23,500	1,797,724
Nifco Inc./Japan	5,800	287,303
Nihon Kohden Corp.	9,000	234,600
Nikkon Holdings Co. Ltd.	9,700	187,663
Nikon Corp.[a]	34,800	523,976
Nintendo Co. Ltd.	11,200	1,586,392
Nippon Accommodations Fund Inc.	59	253,105
Nippon Building Fund Inc.	153	980,962
Nippon Electric Glass Co. Ltd.	40,000	218,702
Nippon Express Co. Ltd.	91,000	432,908
Nippon Flour Mills Co. Ltd.	25,000	196,972
Nippon Kayaku Co. Ltd.	18,000	200,364
Nippon Light Metal Holdings Co. Ltd.	69,900	126,740
Nippon Paint Holdings Co. Ltd.	15,700	433,164
Nippon Paper Industries Co. Ltd.	10,400	204,705
Nippon Prologis REIT Inc.	173	421,364
Nippon Sheet Glass Co. Ltd.[b]	148,000	118,959
Nippon Shinyaku Co. Ltd.	7,000	326,791
Nippon Shokubai Co. Ltd.	3,400	183,990
Nippon Soda Co. Ltd.	18,000	97,911
Nippon Steel & Sumitomo Metal Corp.	77,900	1,702,959
Nippon Suisan Kaisha Ltd.	30,900	175,589
Nippon Telegraph & Telephone Corp.	71,800	3,264,033
Nippon Yusen KK	149,000	302,192
Nipro Corp.	16,300	163,617
Nishi-Nippon City Bank Ltd. (The)	64,000	119,632
Nishi-Nippon Railroad Co. Ltd.	49,000	305,463
Nishimatsu Construction Co. Ltd.	40,000	177,952
Nishimatsuya Chain Co. Ltd.	13,100	152,922
Nissan Chemical Industries Ltd.	12,800	353,631
Nissan Motor Co. Ltd.	249,300	2,330,015
Nissan Shatai Co. Ltd.	9,600	98,158
Nisshin OilliO Group Ltd. (The)	34,000	146,811
Nisshin Seifun Group Inc.	25,300	425,391
Nisshin Steel Co. Ltd.	10,100	141,029
Nisshinbo Holdings Inc.	13,300	149,787
Nissin Foods Holdings Co. Ltd.	6,600	313,360
Nissin Kogyo Co. Ltd.	9,200	130,698
Nitori Holdings Co. Ltd.	8,200	787,850

90

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Nitto Boseki Co. Ltd.[b]	26,000	$83,107
Nitto Denko Corp.	17,300	975,960
Nitto Kogyo Corp.	6,800	112,428
NOF Corp.	25,000	203,047
NOK Corp.	9,400	163,937
Nomura Holdings Inc.	369,800	1,655,192
Nomura Real Estate Holdings Inc.	13,700	259,160
Nomura Real Estate Master Fund Inc.	395	627,230
Nomura Research Institute Ltd.	13,500	490,817
Noritz Corp.	6,800	116,686
North Pacific Bank Ltd.	59,000	154,951
NSK Ltd.	49,900	459,848
NTN Corp.	53,000	173,373
NTT Data Corp.	13,800	740,334
NTT DOCOMO Inc.	148,100	3,594,707
NTT Urban Development Corp.	13,900	135,629
Obayashi Corp.	72,000	727,436
Obic Co. Ltd.	7,600	412,692
Odakyu Electric Railway Co. Ltd.	68,000	758,204
Ogaki Kyoritsu Bank Ltd. (The)	45,000	142,997
Oiles Corp.	8,200	136,647
Oita Bank Ltd. (The)	66,000	206,645
Oji Holdings Corp.	86,000	364,110
Okasan Securities Group Inc.	31,000	170,653
Oki Electric Industry Co. Ltd.	112,000	162,251
Okinawa Electric Power Co. Inc. (The)	6,600	171,485
OKUMA Corp.	17,000	139,820
Okumura Corp.	27,000	145,857
Olympus Corp.	29,400	1,193,916
Omron Corp.	21,100	702,051
Ono Pharmaceutical Co. Ltd.	44,300	2,061,081
Oracle Corp. Japan	5,200	287,228
Orient Corp.[b]	53,900	112,339
Oriental Land Co. Ltd./Japan	21,200	1,505,865
ORIX Corp.	137,000	2,031,408
Orix JREIT Inc.	252	424,887
Osaka Gas Co. Ltd.	194,000	719,465
OSAKA Titanium Technologies Co. Ltd.[a]	3,600	50,739
OSG Corp.	9,200	175,410
Otsuka Corp.	6,400	318,220
Otsuka Holdings Co. Ltd.	41,300	1,658,253
Pacific Metals Co. Ltd.[a,b]	35,000	114,818
Panasonic Corp.	230,000	2,137,595
Paramount Bed Holdings Co. Ltd.	4,700	180,541
Park24 Co. Ltd.	11,300	325,814

Security	Shares	Value

Penta-Ocean Construction Co. Ltd.	39,300	$182,184
Pigeon Corp.	12,100	331,239
Pioneer Corp.[b]	49,500	137,866
Pola Orbis Holdings Inc.	2,800	230,029
Premier Investment Corp.	181	233,450
Press Kogyo Co. Ltd.	47,600	169,055
Rakuten Inc.	97,600	1,113,331
Recruit Holdings Co. Ltd.	14,800	472,377
Relia Inc.	11,000	117,510
Rengo Co. Ltd.	25,000	139,726
Resona Holdings Inc.	226,200	831,271
Resorttrust Inc.	8,900	191,567
Ricoh Co. Ltd.	68,000	720,707
Ricoh Leasing Co. Ltd.	4,400	130,567
Rinnai Corp.	4,100	374,382
Rohm Co. Ltd.	10,100	462,545
Rohto Pharmaceutical Co. Ltd.	13,500	238,721
Royal Holdings Co. Ltd.	9,300	181,750
Ryohin Keikaku Co. Ltd.	2,600	599,486
Ryosan Co. Ltd.	6,700	166,882
Saizeriya Co. Ltd.	5,200	93,993
San-in Godo Bank Ltd. (The)	16,800	112,424
Sangetsu Co. Ltd.	8,700	160,998
Sankyo Co. Ltd.	4,700	183,177
Sankyo Tateyama Inc.	7,700	108,956
Sankyu Inc.	31,000	149,792
Sanrio Co. Ltd.[a]	7,200	145,756
Santen Pharmaceutical Co. Ltd.	39,700	592,188
Sanwa Holdings Corp.	24,700	198,071
Sapporo Holdings Ltd.	46,000	253,227
Sawai Pharmaceutical Co. Ltd.	3,700	244,834
SBI Holdings Inc./Japan	24,200	262,820
SCREEN Holdings Co. Ltd.	26,000	210,926
SCSK Corp.	6,500	243,913
Secom Co. Ltd.	21,500	1,696,972
Sega Sammy Holdings Inc.	20,600	231,424
Seibu Holdings Inc.	12,600	275,093
Seiko Epson Corp.	27,900	481,363
Seino Holdings Co. Ltd.	16,900	178,327
Sekisui Chemical Co. Ltd.	41,900	543,159
Sekisui House Ltd.	62,000	1,119,239
Sekisui House SI Residential Investment Corp.	168	180,726
Senshu Ikeda Holdings Inc.	49,600	192,383
Seven & I Holdings Co. Ltd.	78,200	3,320,366

91

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Seven Bank Ltd.	66,000	$290,537
Sharp Corp./Japan[a,b]	162,000	224,085
Shiga Bank Ltd. (The)	24,000	108,117
Shikoku Electric Power Co. Inc.	21,300	270,543
Shimachu Co. Ltd.	7,600	182,480
Shimadzu Corp.	27,000	427,478
Shimamura Co. Ltd.	2,400	332,651
Shimano Inc.	8,400	1,262,414
Shimizu Corp.	66,000	606,365
Shin-Etsu Chemical Co. Ltd.	41,800	2,423,341
Shinko Electric Industries Co. Ltd.	19,000	110,454
ShinMaywa Industries Ltd.	20,000	143,184
Shinsei Bank Ltd.	183,000	266,816
Shionogi & Co. Ltd.	31,600	1,666,609
Ship Healthcare Holdings Inc.	5,600	143,042
Shiseido Co. Ltd.	38,300	889,532
Shizuoka Bank Ltd. (The)	54,000	416,375
SHO-BOND Holdings Co. Ltd.[a]	4,500	198,514
Showa Corp.	15,700	141,307
Showa Denko KK	157,000	168,746
Showa Shell Sekiyu KK	19,700	211,371
SKY Perfect JSAT Holdings Inc.	28,100	153,638
SMC Corp./Japan	5,700	1,456,764
SoftBank Group Corp.	99,400	5,562,944
Sohgo Security Services Co. Ltd.	7,500	430,394
Sojitz Corp.	127,100	264,903
Sompo Japan Nipponkoa Holdings Inc.	35,300	970,135
Sony Corp.	131,300	3,409,051
Sony Financial Holdings Inc.	19,600	254,629
Sotetsu Holdings Inc.	47,000	308,809
Square Enix Holdings Co. Ltd.	9,300	246,766
Stanley Electric Co. Ltd.	15,300	327,750
Start Today Co. Ltd.	7,300	316,576
Sugi Holdings Co. Ltd.	4,600	228,721
Sumco Corp.	23,700	160,592
Sumitomo Bakelite Co. Ltd.	27,000	115,323
Sumitomo Chemical Co. Ltd.	154,000	728,296
Sumitomo Corp.	106,300	1,162,400
Sumitomo Dainippon Pharma Co. Ltd.	18,300	243,384
Sumitomo Electric Industries Ltd.	76,200	957,886
Sumitomo Forestry Co. Ltd.	15,800	189,609
Sumitomo Heavy Industries Ltd.	61,000	269,667
Sumitomo Metal Mining Co. Ltd.	47,000	549,970
Sumitomo Mitsui Construction Co. Ltd.	157,900	141,674
Sumitomo Mitsui Financial Group Inc.	130,000	4,146,829
Sumitomo Mitsui Trust Holdings Inc.	337,000	1,085,380

Security	Shares	Value

Sumitomo Osaka Cement Co. Ltd.	49,000	$215,244
Sumitomo Realty & Development Co. Ltd.	38,000	1,152,484
Sumitomo Rubber Industries Ltd.	17,900	284,406
Sumitomo Warehouse Co. Ltd. (The)	25,000	129,212
Sundrug Co. Ltd.	4,500	331,417
Suntory Beverage & Food Ltd.	15,500	693,911
Suruga Bank Ltd.	21,200	427,983
Suzuken Co. Ltd./Aichi Japan	9,400	336,044
Suzuki Motor Corp.	38,900	1,117,973
Sysmex Corp.	15,900	1,040,236
T&D Holdings Inc.	59,800	604,455
Tadano Ltd.	16,000	160,456
Taiheiyo Cement Corp.	122,000	332,950
Taikisha Ltd.	6,500	153,577
Taisei Corp.	112,000	782,990
Taisho Pharmaceutical Holdings Co. Ltd.	3,900	328,053
Taiyo Holdings Co. Ltd.	3,700	127,258
Taiyo Nippon Sanso Corp.	16,800	161,256
Taiyo Yuden Co. Ltd.	14,500	153,138
Takara Holdings Inc.	20,700	180,892
Takasago Thermal Engineering Co. Ltd.	9,300	119,863
Takashimaya Co. Ltd.	31,000	233,815
Takeda Pharmaceutical Co. Ltd.	81,100	3,988,487
Tamron Co. Ltd.	7,100	117,919
TDK Corp.	13,000	799,477
Teijin Ltd.	91,000	337,651
Temp Holdings Co. Ltd.	16,300	254,414
Terumo Corp.	32,600	1,287,303
THK Co. Ltd.	13,600	278,495
Toagosei Co. Ltd.	18,000	167,559
Tobu Railway Co. Ltd.	101,000	530,511
Toda Corp.	25,000	120,333
Toho Bank Ltd. (The)	68,000	231,973
Toho Co. Ltd./Tokyo	12,700	333,539
Toho Gas Co. Ltd.	54,000	378,522
Toho Holdings Co. Ltd.	6,700	160,244
Toho Zinc Co. Ltd.[a]	69,000	194,112
Tohoku Electric Power Co. Inc.	48,700	640,867
Tokai Carbon Co. Ltd.	53,000	143,652
Tokai Rika Co. Ltd.	7,900	153,503
Tokai Tokyo Financial Holdings Inc.	32,900	178,037
Tokio Marine Holdings Inc.	71,400	2,461,747
Tokuyama Corp.[a,b]	79,000	129,212
Tokyo Dome Corp.	29,000	126,305
Tokyo Electric Power Co. Holdings Inc.[b]	155,100	855,264

92

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Tokyo Electron Ltd.	18,200	$1,260,621
Tokyo Gas Co. Ltd.	245,000	1,110,795
Tokyo Ohka Kogyo Co. Ltd.	5,300	155,292
Tokyo Seimitsu Co. Ltd.	8,200	177,649
Tokyo Tatemono Co. Ltd.	24,500	333,857
Tokyu Corp.	122,000	1,082,088
Tokyu Fudosan Holdings Corp.	56,000	396,729
TOKYU REIT Inc.	138	200,948
TOMONY Holdings Inc.	74,300	220,133
Tomy Co. Ltd.	16,100	116,317
TonenGeneral Sekiyu KK	32,000	313,136
Top REIT Inc.[a]	39	148,353
Topcon Corp.	12,400	158,542
Toppan Forms Co. Ltd.	8,700	98,876
Toppan Printing Co. Ltd.	47,000	415,991
Toray Industries Inc.	152,000	1,316,495
Toshiba Corp.[a,b]	432,000	948,829
Toshiba Machine Co. Ltd.	39,000	120,650
Toshiba TEC Corp.	18,000	70,321
Tosoh Corp.	57,000	271,695
TOTO Ltd.	14,800	526,324
Toyo Ink SC Holdings Co. Ltd.	37,000	152,157
Toyo Seikan Group Holdings Ltd.	17,800	365,167
Toyo Suisan Kaisha Ltd.	10,200	371,793
Toyo Tire & Rubber Co. Ltd.	11,400	179,106
Toyobo Co. Ltd.	121,000	211,477
Toyoda Gosei Co. Ltd.	8,100	155,270
Toyota Boshoku Corp.	7,900	152,987
Toyota Industries Corp.	16,500	750,245
Toyota Motor Corp.	284,300	15,023,433
Toyota Tsusho Corp.	21,700	511,089
Trend Micro Inc./Japan	11,700	457,634
TS Tech Co. Ltd.	5,900	141,000
TSI Holdings Co. Ltd.	22,800	150,018
Tsubakimoto Chain Co.	19,000	129,987
Tsumura & Co.	7,900	208,806
Tsuruha Holdings Inc.	4,300	424,394
UACJ Corp.	41,000	86,602
Ube Industries Ltd.	128,000	251,227
ULVAC Inc.	5,200	167,671
Unicharm Corp.	39,900	854,907
Unipres Corp.	6,200	114,155
United Arrows Ltd.	4,400	183,410
United Urban Investment Corp.	305	533,347
Universal Entertainment Corp.	3,700	59,964

Security	Shares	Value

UNY Group Holdings Co. Ltd.	24,800	$185,429
Ushio Inc.	11,800	166,862
USS Co. Ltd.	25,100	411,472
Valor Holdings Co. Ltd.	5,900	146,459
Wacom Co. Ltd.	27,200	115,161
WATAMI Co. Ltd.[a]	17,200	164,613
West Japan Railway Co.	17,800	1,110,972
Xebio Holdings Co. Ltd.	6,500	106,982
Yahoo Japan Corp.	160,400	743,571
Yakult Honsha Co. Ltd.	9,600	494,378
Yamada Denki Co. Ltd.	74,300	381,934
Yamagata Bank Ltd. (The)	41,000	152,895
Yamaguchi Financial Group Inc.	19,000	182,018
Yamaha Corp.	19,300	577,223
Yamaha Motor Co. Ltd.	27,100	468,827
Yamanashi Chuo Bank Ltd. (The)	33,000	126,146
Yamato Holdings Co. Ltd.	36,300	756,229
Yamato Kogyo Co. Ltd.	5,300	128,098
Yamazaki Baking Co. Ltd.	13,000	317,361
Yaskawa Electric Corp.	26,900	329,603
Yokogawa Electric Corp.	25,600	288,552
Yokohama Rubber Co. Ltd. (The)	11,000	193,280
Yoshinoya Holdings Co. Ltd.	13,400	172,830
Zenkoku Hosho Co. Ltd.	6,700	246,722
Zenrin Co. Ltd.	6,800	149,671
Zensho Holdings Co. Ltd.	12,600	163,808
Zeon Corp.	20,000	147,484

		353,134,297
MALAYSIA — 0.73%
Alliance Financial Group Bhd	182,800	187,175
AMMB Holdings Bhd	210,500	244,097
Astro Malaysia Holdings Bhd	240,500	170,532
Axiata Group Bhd	309,100	447,054
Berjaya Corp. Bhd	949,100	93,537
British American Tobacco Malaysia Bhd	15,300	179,691
Bumi Armada Bhd[a,b]	218,600	44,207
Bursa Malaysia Bhd	93,700	201,719
Capitaland Malaysia Mall Trust	394,800	145,530
Carlsberg Brewery Malaysia Bhd	29,800	102,982
CIMB Group Holdings Bhd	574,200	686,424
Dialog Group Bhd	601,078	244,647
DiGi.Com Bhd[a]	378,400	426,202
Gamuda Bhd	217,700	264,706
Genting Bhd	258,200	584,279

93

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Genting Malaysia Bhd	338,000	$386,755
Genting Plantations Bhd	53,600	146,812
Hong Leong Bank Bhd	75,400	259,794
Hong Leong Financial Group Bhd	36,300	138,826
IHH Healthcare Bhd	317,300	532,015
IJM Corp. Bhd	307,100	271,213
IOI Corp. Bhd	344,800	390,123
IOI Properties Group Bhd	218,573	135,402
KPJ Healthcare Bhd	163,300	176,823
Kuala Lumpur Kepong Bhd	47,000	287,787
Lafarge Malaysia Bhd	65,300	146,430
Malayan Banking Bhd[a]	487,900	1,115,307
Malaysia Airports Holdings Bhd	102,400	175,625
Malaysian Resources Corp. Bhd	203,400	63,001
Maxis Bhd[a]	231,600	332,000
Media Prima Bhd	371,600	134,124
MISC Bhd	113,200	244,859
Parkson Holdings Bhd[b]	238,106	55,466
Pavilion REIT	353,300	151,033
Petronas Chemicals Group Bhd	314,200	539,686
Petronas Dagangan Bhd	32,300	197,116
Petronas Gas Bhd	91,200	513,139
PPB Group Bhd	48,600	201,292
Public Bank Bhd	263,160	1,259,719
RHB Capital Bhd[a]	87,100	136,453
Sapurakencana Petroleum Bhd	321,500	135,793
Sime Darby Bhd	330,300	651,046
Sunway REIT[a]	293,100	121,547
Telekom Malaysia Bhd	123,300	209,892
Tenaga Nasional Bhd	365,200	1,342,448
UMW Holdings Bhd[a]	82,300	138,202
WCT Holdings Bhd	256,764	107,793
YTL Corp. Bhd	575,600	229,857
YTL Power International Bhd	296,200	113,733

		15,063,893
MEXICO — 0.93%
Alfa SAB de CV	271,900	513,347
Alsea SAB de CV	74,300	285,805
America Movil SAB de CV	3,247,000	2,305,035
Arca Continental SAB de CV	46,500	322,392
Bolsa Mexicana de Valores SAB de CV	125,500	209,322
Cemex SAB de CV CPO[b]	1,477,287	1,101,330
Coca-Cola Femsa SAB de CV Series L	49,800	434,759
Corp Inmobiliaria Vesta SAB de CV	82,000	134,231

Security	Shares	Value

El Puerto de Liverpool SAB de CV Series C1	22,600	$258,031
Fibra Uno Administracion SA de CV	223,500	534,440
Fomento Economico Mexicano SAB de CV	190,700	1,782,171
Genomma Lab Internacional SAB de CV Series Bb	89,900	99,194
Gentera SAB de CV	148,800	297,266
Gruma SAB de CV Series B	23,700	347,740
Grupo Aeroportuario del Pacifico SAB de CV Series B	37,000	350,144
Grupo Aeroportuario del Sureste SAB de CV Series B	23,500	362,476
Grupo Bimbo SAB de CV	185,700	568,616
Grupo Carso SAB de CV Series A1	71,600	343,887
Grupo Comercial Chedraui SA de CV	53,000	150,869
Grupo Financiero Banorte SAB de CV	263,800	1,504,172
Grupo Financiero Inbursa SAB de CV Series O	282,700	557,503
Grupo Financiero Santander Mexico SAB de CV Series B	179,100	329,671
Grupo Herdez SAB de CV	66,300	147,391
Grupo Lala SAB de CV	98,200	263,770
Grupo Mexico SAB de CV Series B	380,600	972,317
Grupo Simec SAB de CV Series Ba,b	18,600	62,329
Grupo Televisa SAB	259,700	1,520,062
Industrias CH SAB de CV Series Ba,b	25,200	105,483
Industrias Penoles SAB de CV	14,030	220,288
Kimberly-Clark de Mexico SAB de CV Series A	154,900	368,231
La Comer SAB de CVb	97,600	102,334
Macquarie Mexico Real Estate Management SA de CV	106,300	146,952
Mexichem SAB de CV	104,000	263,685
Minera Frisco SAB de CV Series A1[b]	129,100	92,627
OHL Mexico SAB de CVb	88,200	144,071
Promotora y Operadora de Infraestructura SAB de CV	31,195	397,358
Telesites SAB de CVb	198,455	122,345
TV Azteca SAB de CV CPO	580,200	81,293
Wal-Mart de Mexico SAB de CV	557,300	1,384,364

		19,187,301
NETHERLANDS — 2.04%
Aalberts Industries NV	10,676	365,854
Aegon NV	186,067	1,068,116

94

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

AerCap Holdings NVa,b	9,133	$365,411
Akzo Nobel NV	24,802	1,758,107
Altice NV Class Aa,b	45,452	689,774
Altice NV Class Bb	7,087	108,323
Arcadis NV	9,031	154,689
ASM International NV	7,062	288,151
ASML Holding NV	36,048	3,484,670
BinckBank NV	21,748	128,058
Boskalis Westminster	8,508	354,753
Brunel International NVa	5,643	127,228
Corbion NV	10,084	257,443
Delta Lloyd NV	52,020	265,374
Eurocommercial Properties NV	5,744	268,550
Euronext NVc	7,586	320,610
Fugro NV CVA[a,b]	7,939	161,581
Gemalto NV	8,939	581,534
Heineken Holding NV	10,186	841,040
Heineken NV	23,408	2,194,426
IMCD Group NV	6,179	249,539
ING Groep NV CVA	396,577	4,857,875
Koninklijke Ahold NV	86,442	1,881,120
Koninklijke BAM Groep NV	32,667	157,331
Koninklijke DSM NV	17,677	1,084,394
Koninklijke KPN NV	332,060	1,306,416
Koninklijke Philips NV	96,165	2,643,421
Koninklijke Vopak NV	7,723	419,676
NN Group NV	33,295	1,153,947
NSI NV	40,292	191,285
NXP Semiconductors NVb	14,379	1,226,241
OCI NVb	9,296	183,823
PostNL NVb	52,992	231,852
Randstad Holding NV	12,749	684,910
RELX NV	103,267	1,733,347
SBM Offshore NVa	18,645	249,747
TKH Group NV	5,442	215,038
TNT Express NVb	49,197	446,669
TomTom NVa,b	12,060	109,882
Unilever NV CVA	168,111	7,387,021
USG People NV	10,521	209,794
VastNed Retail NV	4,803	211,518
Wereldhave NV	4,384	225,904
Wolters Kluwer NV	32,818	1,249,240

		42,093,682
NEW ZEALAND — 0.22%
Air New Zealand Ltd.	74,896	128,833

Security	Shares	Value

Auckland International Airport Ltd.	102,876	$442,407
Chorus Ltd.	48,798	136,488
Contact Energy Ltd.	73,152	259,850
Fisher & Paykel Healthcare Corp. Ltd.	78,621	503,028
Fletcher Building Ltd.	70,782	412,782
Freightways Ltd.	38,042	176,098
Infratil Ltd.	50,156	113,632
Kiwi Property Group Ltd.	85,078	88,046
Meridian Energy Ltd.	137,159	254,157
Mighty River Power Ltd.	87,439	184,648
Nuplex Industries Ltd.	36,262	133,627
Precinct Properties New Zealand Ltd.	132,147	117,815
Ryman Healthcare Ltd.	41,485	259,045
Sky Network Television Ltd.	41,148	153,359
SKYCITY Entertainment Group Ltd.	70,501	241,066
Spark New Zealand Ltd.	194,561	504,733
Trade Me Group Ltd.	49,607	158,176
Xero Ltd.[a,b]	9,828	112,705
Z Energy Ltd.	43,291	237,326

		4,617,821
NORWAY — 0.55%
Aker ASA Class A	5,606	115,568
Aker Solutions ASA[b]	20,580	78,974
Atea ASA	16,093	150,890
Austevoll Seafood ASA	22,411	188,559
Bakkafrost P/F	6,485	229,446
Borregaard ASA	21,067	157,629
BW LPG Ltd.[c]	13,929	83,723
Det Norske Oljeselskap ASA[a,b]	15,630	139,561
DNB ASA	102,029	1,306,350
DNO ASA[a,b]	94,652	109,259
Gjensidige Forsikring ASA	23,848	408,407
Leroy Seafood Group ASA	3,952	192,880
Marine Harvest ASA	39,175	609,589
Norsk Hydro ASA	139,590	607,256
Norwegian Air Shuttle ASA[a,b]	4,216	194,246
Norwegian Property ASA[b]	129,216	144,262
Opera Software ASA[a]	18,300	149,539
Orkla ASA	84,017	733,500
Schibsted ASA	9,748	284,365
Schibsted ASA Class Bb	8,733	248,249
Seadrill Ltd.[a,b]	36,543	177,261
SpareBank 1 SMN	26,381	162,171
Statoil ASA	115,223	2,036,205
Storebrand ASA[b]	54,154	229,264

95

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Subsea 7 SAb	29,914	$275,277
Telenor ASA	78,105	1,344,372
TGS Nopec Geophysical Co. ASA	12,770	213,617
Yara International ASA	17,919	717,441

		11,287,860
PERU — 0.09%
Cia. de Minas Buenaventura SA ADR[b]	25,908	262,966
Credicorp Ltd.	7,199	1,046,879
Southern Copper Corp.[a]	15,542	461,131

		1,770,976
PHILIPPINES — 0.29%
Aboitiz Equity Ventures Inc.	197,410	279,563
Aboitiz Power Corp.	159,500	152,739
Alliance Global Group Inc.	238,100	73,633
Ayala Corp.	26,700	439,045
Ayala Land Inc.	825,000	609,677
Bank of the Philippine Islands	129,477	249,910
BDO Unibank Inc.	186,820	398,443
Belle Corp.	1,180,000	76,507
DMCI Holdings Inc.	469,200	124,886
Energy Development Corp.	1,061,600	133,358
First Gen Corp.	183,500	79,251
First Philippine Holdings Corp.	29,840	42,385
Globe Telecom Inc.	3,725	174,303
GT Capital Holdings Inc.	9,485	276,534
International Container Terminal Services Inc.	73,010	101,214
JG Summit Holdings Inc.	289,742	503,630
Jollibee Foods Corp.	52,140	255,321
Manila Water Co. Inc.	283,300	167,669
Metro Pacific Investments Corp.	1,473,600	182,285
Metropolitan Bank & Trust Co.	44,547	77,194
Philippine Long Distance Telephone Co.	9,535	349,168
SM Investments Corp.	18,310	368,641
SM Prime Holdings Inc.	922,400	445,585
Universal Robina Corp.	107,170	476,336

		6,037,277
POLAND — 0.27%
Alior Bank SAb	9,427	170,337
Asseco Poland SA	9,263	140,407
Bank Handlowy w Warszawie SA	4,787	92,750
Bank Millennium SAb	74,351	97,323
Bank Pekao SA	13,944	566,733
Bank Zachodni WBK SA	4,299	298,807

Security	Shares	Value

Cyfrowy Polsat SAb	23,918	$152,031
Enea SA	34,411	106,301
Eurocash SA	11,298	161,197
Globe Trade Centre SAb	37,922	69,991
Grupa Azoty SAb	5,612	127,672
Grupa Lotos SAb	11,351	88,198
KGHM Polska Miedz SA	13,596	264,673
LPP SA	146	215,206
Lubelski Wegiel Bogdanka SA	2,942	35,198
mBank SAb	1,749	147,986
Netia SA	92,603	122,427
Orange Polska SA	79,927	130,150
PGE Polska Grupa Energetyczna SA	98,595	340,196
Polski Koncern Naftowy ORLEN SA	35,223	633,955
Polskie Gornictwo Naftowe i Gazownictwo SA	202,198	268,906
Powszechna Kasa Oszczednosci Bank Polski SAb	92,664	593,372
Powszechny Zaklad Ubezpieczen SA	62,353	563,492
Synthos SA	48,536	51,715
Tauron Polska Energia SA	149,166	115,590

		5,554,613
PORTUGAL — 0.13%
Banco BPI SA Registered[a,b,d]	60,557	75,879
Banco Comercial Portugues SA Registered[a,b]	5,006,573	221,917
CTT-Correios de Portugal SA	20,085	185,599
EDP — Energias de Portugal SA	238,375	847,462
Galp Energia SGPS SA	37,651	517,267
Jeronimo Martins SGPS SA	28,445	465,561
NOS SGPS SA	34,162	245,133
Sonae SGPS SA	173,012	192,214

		2,751,032
QATAR — 0.19%
Barwa Real Estate Co.	8,813	81,837
Commercial Bank QSC (The)	15,463	162,706
Doha Bank QSC	12,370	125,233
Ezdan Holding Group QSC	88,370	446,718
Industries Qatar QSC	15,431	445,137
Masraf Al Rayan QSC	36,795	345,721
Ooredoo QSC	9,839	247,874
Qatar Electricity & Water Co. QSC	3,496	200,545
Qatar Gas Transport Co. Ltd.	28,045	178,368
Qatar Insurance Co. SAQ	15,829	347,465
Qatar Islamic Bank SAQ	8,763	236,415

96

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Qatar National Bank SAQ	21,919	$867,149
Vodafone Qatar QSC	55,892	184,264

		3,869,432
RUSSIA — 0.43%
Gazprom PAO ADR	481,875	2,490,330
LSR Group PJSC GDR[d]	182,920	411,570
Lukoil PJSC ADR	39,735	1,688,737
Magnit PJSC GDR[d]	24,935	862,751
Mechel PJSC[b]	72,014	143,308
MegaFon PJSC GDR[d]	12,214	140,461
Mobile TeleSystems PJSC ADR	57,384	531,376
Novatek OAO GDR[d]	8,865	851,040
Sberbank of Russia PJSC ADR	188,851	1,513,830
Sistema JSFC GDR[d]	27,960	205,506

		8,838,909
SINGAPORE — 1.10%
AIMS AMP Capital Industrial REIT	182,125	189,029
ARA Asset Management Ltd.	202,948	178,932
Ascendas India Trust[a]	253,400	180,051
Ascendas REIT	222,495	407,230
Ascott Residence Trust[a]	185,500	156,648
Cache Logistics Trust[a]	340,000	218,816
Cambridge Industrial Trust[a]	438,700	177,889
CapitaLand Commercial Trust Ltd.	218,400	232,366
CapitaLand Ltd.	238,100	550,940
CapitaLand Mall Trust[a]	258,100	397,505
CapitaLand Retail China Trust	127,540	139,966
CDL Hospitality Trusts	140,500	145,826
City Developments Ltd.	45,800	284,195
ComfortDelGro Corp. Ltd.	222,000	477,348
COSCO Corp. Singapore Ltd.[a,b]	217,200	54,944
DBS Group Holdings Ltd.	175,400	1,994,057
Ezion Holdings Ltd.[a,b]	165,460	67,708
Ezra Holdings Ltd.[a,b]	903,121	68,538
First REIT[a]	174,300	162,103
First Resources Ltd.[a]	76,100	107,861
Frasers Centrepoint Trust	92,400	134,058
Frasers Commercial Trust[a]	162,700	156,762
Genting Singapore PLC	725,000	439,623
Global Logistic Properties Ltd.	327,200	466,194
Golden Agri-Resources Ltd.	731,700	217,760
Hutchison Port Holdings Trust	620,300	276,033
Hyflux Ltd.[a]	311,300	143,600
Indofood Agri Resources Ltd.[a]	209,900	83,551
Jardine Cycle & Carriage Ltd.	13,122	377,048

Security	Shares	Value

Jardine Matheson Holdings Ltd.	26,600	$1,470,980
Kenon Holdings Ltd./Singapore[a,b]	13,006	114,118
Keppel Corp. Ltd.[a]	144,900	582,166
Keppel REIT[a]	190,860	149,104
Lippo Malls Indonesia Retail Trust	533,200	128,931
M1 Ltd./Singapore[a]	75,800	139,300
Mapletree Commercial Trust	169,900	189,613
Mapletree Industrial Trust	142,500	170,167
Mapletree Logistics Trust	167,700	134,754
Midas Holdings Ltd.[a]	439,000	93,088
Neptune Orient Lines Ltd./Singapore[a,b]	111,400	106,506
OUE Hospitality Trust[a]	237,566	122,844
Oversea-Chinese Banking Corp. Ltd.	301,550	1,967,630
Parkway Life REIT[a]	80,600	146,922
Perennial Real Estate Holdings Ltd.[a,b]	113,472	77,249
Sabana Shari’ah Compliant Industrial REIT[a]	488,165	223,371
SATS Ltd.[a]	79,600	242,818
SembCorp Industries Ltd.[a]	115,300	247,920
Sembcorp Marine Ltd[a]	103,700	128,849
Singapore Airlines Ltd.	64,500	551,877
Singapore Exchange Ltd.	83,300	466,686
Singapore Post Ltd.	183,500	214,348
Singapore Press Holdings Ltd.	41,000	123,850
Singapore Technologies Engineering Ltd.	168,100	402,725
Singapore Telecommunications Ltd.	794,600	2,282,025
SMRT Corp. Ltd.[a]	133,700	152,197
Starhill Global REIT	220,200	127,790
StarHub Ltd.	74,300	182,979
Suntec REIT[a]	216,700	271,671
United Engineers Ltd.	55,100	95,929
United Overseas Bank Ltd.[a]	129,700	1,794,889
UOL Group Ltd.	44,500	203,289
Venture Corp. Ltd.	30,300	188,692
Wilmar International Ltd.	190,600	526,116
Wing Tai Holdings Ltd.[a]	66,100	92,212
Yangzijiang Shipbuilding Holdings Ltd.[a]	185,100	136,341

		22,736,527
SOUTH AFRICA — 1.55%
Adcock Ingram Holdings Ltd.	32,531	96,349
Aeci Ltd.	17,567	119,036
African Rainbow Minerals Ltd.	19,158	151,446
Anglo American Platinum Ltd.[b]	6,095	176,728
AngloGold Ashanti Ltd.[b]	44,455	708,484

97

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Aspen Pharmacare Holdings Ltd.	35,549	$840,998
AVI Ltd.	39,315	244,749
Barclays Africa Group Ltd.	33,933	345,294
Barloworld Ltd.	26,247	152,365
Bidvest Group Ltd. (The)	32,354	824,276
Brait SEb	37,381	419,578
Capitec Bank Holdings Ltd.	4,595	191,522
Clicks Group Ltd.	29,924	219,396
Coronation Fund Managers Ltd.	28,320	147,843
DataTec Ltd.	21,692	68,759
Discovery Ltd.	42,159	378,222
Emira Property Fund Ltd.	107,969	121,516
FirstRand Ltd.	354,633	1,144,119
Fortress Income Fund Ltd.	79,561	210,955
Fortress Income Fund Ltd. Class A	45,638	51,493
Foschini Group Ltd. (The)	28,158	303,109
Gold Fields Ltd.	84,316	384,575
Grindrod Ltd.	93,501	94,353
Growthpoint Properties Ltd.	194,193	344,407
Harmony Gold Mining Co. Ltd.[b]	53,155	188,732
Hyprop Investments Ltd.	24,750	214,448
Illovo Sugar Ltd.	51,850	88,959
Impala Platinum Holdings Ltd.[b]	59,342	246,897
Imperial Holdings Ltd.	20,793	218,520
Investec Ltd.	21,660	167,696
JSE Ltd.	16,648	193,719
Lewis Group Ltd.	19,824	67,116
Liberty Holdings Ltd.	14,360	141,668
Life Healthcare Group Holdings Ltd.	87,572	230,899
Massmart Holdings Ltd.	13,967	120,279
MMI Holdings Ltd./South Africa	119,857	200,061
Mondi Ltd.	11,997	231,366
Mr. Price Group Ltd.	26,020	331,802
MTN Group Ltd.	172,345	1,811,593
Murray & Roberts Holdings Ltd.	135,197	140,624
Nampak Ltd.	66,735	114,639
Naspers Ltd. Class N	41,663	5,738,554
Nedbank Group Ltd.	16,984	218,098
Netcare Ltd.	101,551	259,665
New Europe Property Investments PLC	23,622	298,574
Northam Platinum Ltd.[b]	41,877	143,254
Omnia Holdings Ltd.	12,609	124,261
Pick n Pay Holdings Ltd.	48,539	103,542
Pick n Pay Stores Ltd.	29,780	155,129
Pioneer Foods Group Ltd.	13,233	155,176
PSG Group Ltd.	12,304	172,446

Security	Shares	Value

Rand Merchant Investment Holdings Ltd.	83,294	$250,162
Redefine Properties Ltd.	428,607	371,460
Remgro Ltd.	46,874	844,877
Resilient REIT Ltd.	34,391	329,583
Reunert Ltd.	19,946	100,625
RMB Holdings Ltd.	77,712	318,339
Sanlam Ltd.	188,251	915,983
Sappi Ltd.[b]	65,963	287,003
Sasol Ltd.	56,708	1,857,109
Shoprite Holdings Ltd.	47,223	570,209
Sibanye Gold Ltd.	85,728	324,032
SPAR Group Ltd. (The)	22,293	334,456
Standard Bank Group Ltd.	126,936	1,143,259
Steinhoff International Holdings NV Class H	296,707	1,861,330
Sun International Ltd./South Africa	21,649	117,552
Super Group Ltd./South Africa[b]	63,031	182,860
Telkom SA SOC Ltd.	28,541	114,077
Tiger Brands Ltd.	16,651	413,494
Tongaat Hulett Ltd.	19,369	160,776
Truworths International Ltd.	48,386	362,739
Vodacom Group Ltd.	35,332	412,351
Wilson Bayly Holmes-Ovcon Ltd.	21,231	181,906
Woolworths Holdings Ltd./South Africa	100,462	649,001

		31,920,472
SOUTH KOREA — 3.26%
Amicogen Inc.	1,600	89,170
AmorePacific Corp.	3,548	1,268,922
AmorePacific Group	3,337	492,027
Asiana Airlines Inc.[b]	19,333	81,106
BGF retail Co. Ltd.	1,473	240,458
Binggrae Co. Ltd.	2,516	150,598
BNK Financial Group Inc.	27,479	224,048
Celltrion Inc.[b]	8,330	735,473
Chabiotech Co. Ltd.[b]	12,910	160,327
Cheil Worldwide Inc.	7,363	108,565
CJ CGV Co. Ltd.	1,899	190,833
CJ CheilJedang Corp.	1,092	364,192
CJ Corp.	1,814	340,702
CJ E&M Corp.	3,043	179,738
CJ Korea Express Corp.[b]	1,191	203,308
CJ O Shopping Co. Ltd.	776	136,076
Com2uSCorp.[b]	1,383	157,065
Cosmax Inc.	1,030	127,010
Coway Co. Ltd.	5,595	484,173
Daelim Industrial Co. Ltd.	2,885	229,656

98

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Daesang Corp.	2,969	$74,525
Daewoo Engineering & Construction Co. Ltd.[b]	15,850	88,334
Daewoo Securities Co. Ltd.	22,049	160,036
DGB Financial Group Inc.	15,456	124,391
Dong-A Socio Holdings Co. Ltd.	562	91,743
Dong-A ST Co. Ltd.	945	118,602
Dongbu Insurance Co. Ltd.	4,296	264,305
Dongkuk Steel Mill Co. Ltd.[b]	16,610	139,073
Dongwon Industries Co. Ltd.	341	86,941
Doosan Corp.	1,192	112,463
Doosan Heavy Industries & Construction Co. Ltd.	6,177	141,495
Doosan Infracore Co. Ltd.[b]	11,161	76,699
E-MART Inc.	2,043	329,025
Fila Korea Ltd.	1,878	171,417
Gamevil Inc.[b]	1,283	96,163
GemVax & Kael Co. Ltd.[b]	5,372	97,124
Grand Korea Leisure Co. Ltd.	4,064	102,902
Green Cross Corp./South Korea	999	151,682
Green Cross Holdings Corp.	3,711	114,646
GS Engineering & Construction Corp.[b]	5,592	152,143
GS Holdings Corp.	6,739	327,073
Halla Holdings Corp.	2,133	105,957
Hana Financial Group Inc.	30,676	690,573
Hana Tour Service Inc.	1,667	132,845
Handsome Co. Ltd.	3,299	128,410
Hanjin Kal Corp.	7,386	128,027
Hanjin Shipping Co. Ltd.[b]	22,689	37,835
Hankook Tire Co. Ltd.	7,265	338,574
Hanmi Pharm Co. Ltd.	597	312,804
Hanmi Science Co. Ltd.	1,574	187,874
Hanon Systems	26,164	236,519
Hansol Holdings Co. Ltd.[b]	18,569	132,822
Hanssem Co. Ltd.	1,263	211,719
Hanwha Chemical Corp.	12,548	276,972
Hanwha Corp.	4,973	164,981
Hanwha Life Insurance Co. Ltd.	33,730	197,750
Hanwha Techwin Co. Ltd.	3,735	136,694
Hotel Shilla Co. Ltd.	3,457	222,396
Huchems Fine Chemical Corp.	7,275	128,657
Hyosung Corp.	2,292	246,419
Hyundai Department Store Co. Ltd.	1,576	204,020
Hyundai Development Co.- Engineering & Construction	5,171	229,187

Security	Shares	Value

Hyundai Engineering & Construction Co. Ltd.	7,827	$276,150
Hyundai Glovis Co. Ltd.	2,079	346,682
Hyundai Greenfood Co. Ltd.	6,744	118,082
Hyundai Heavy Industries Co. Ltd.[b]	4,486	456,711
Hyundai Home Shopping Network Corp.	1,384	162,159
Hyundai Livart Furniture Co. Ltd.	2,057	59,847
Hyundai Marine & Fire Insurance Co. Ltd.	5,740	160,200
Hyundai Mipo Dockyard Co. Ltd.[b]	1,683	108,123
Hyundai Mobis Co. Ltd.	7,062	1,614,579
Hyundai Motor Co.	15,980	2,012,577
Hyundai Securities Co. Ltd.	24,590	153,229
Hyundai Steel Co.	9,133	504,183
Hyundai Wia Corp.	1,494	126,664
iMarketKorea Inc.	6,296	93,661
Industrial Bank of Korea	31,765	338,726
JB Financial Group Co. Ltd.	20,863	107,117
Kakao Corp.	3,572	315,066
Kangwon Land Inc.	14,899	557,699
KB Financial Group Inc.	40,040	1,222,917
KB Insurance Co. Ltd.	7,306	198,777
KCC Corp.	607	226,413
KEPCO Plant Service & Engineering Co. Ltd.	2,721	180,301
Kia Motors Corp.	27,307	1,147,977
KIWOOM Securities Co. Ltd.	2,086	124,311
Kolon Industries Inc.	2,670	163,799
Komipharm International Co. Ltd.[b]	4,356	151,776
Korea Aerospace Industries Ltd.	6,433	382,796
Korea Electric Power Corp.	26,612	1,443,410
Korea Gas Corp.	3,978	144,715
Korea Investment Holdings Co. Ltd.	5,932	240,008
Korea Kolmar Co. Ltd.	2,352	180,002
Korea Zinc Co. Ltd.	918	399,218
Korean Air Lines Co. Ltd.[b]	6,520	167,091
Korean Reinsurance Co.	15,199	177,415
KT Corp.	2,630	70,517
KT Skylife Co. Ltd.	5,443	77,389
KT&G Corp.	11,383	1,228,813
Kumho Petrochemical Co. Ltd.	2,466	147,821
Kumho Tire Co. Inc.[b]	16,464	118,632
Kwangju Bank	19,501	153,865
Leaders Cosmetics Co. Ltd.[b]	2,134	54,970
LF Corp.	7,173	162,107
LG Chem Ltd.	5,075	1,322,867

99

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

LG Corp.	10,787	$644,721
LG Display Co. Ltd.	24,104	505,604
LG Electronics Inc.	12,024	614,180
LG Hausys Ltd.	841	110,716
LG Household & Health Care Ltd.	946	836,073
LG Innotek Co. Ltd.	1,652	106,857
LG International Corp.	4,808	159,929
LG Life Sciences Ltd.[b]	2,113	127,403
LG Uplus Corp.	24,593	241,743
Lotte Chemical Corp.	1,771	454,641
Lotte Chilsung Beverage Co. Ltd.	86	148,692
Lotte Confectionery Co. Ltd.	92	201,699
LOTTE Fine Chemical Co. Ltd.	3,673	121,047
Lotte Food Co. Ltd.	127	91,399
Lotte Shopping Co. Ltd.	1,344	320,843
LS Corp.	1,561	69,597
LS Industrial Systems Co. Ltd.	2,440	111,999
Mando Corp.	1,032	170,732
Medipost Co. Ltd.[b]	1,104	82,553
Medy-Tox Inc.	592	219,779
Meritz Fire & Marine Insurance Co. Ltd.	11,655	165,199
Mirae Asset Securities Co. Ltd.	10,370	224,347
Namyang Dairy Products Co. Ltd.	183	119,334
NAVER Corp.	2,904	1,725,477
NCsoft Corp.	1,762	354,132
Nexen Tire Corp.	7,376	94,191
NH Investment & Securities Co. Ltd.	18,118	158,218
NHN Entertainment Corp.[b]	1,247	66,213
NongShim Co. Ltd.	580	190,126
OCI Co. Ltd.[b]	2,035	202,714
Orion Corp./Republic of Korea	362	295,471
Paradise Co. Ltd.	5,722	87,131
Poongsan Corp.	4,252	118,857
POSCO	7,229	1,525,868
Posco Daewoo Corp.	7,168	156,332
S-1 Corp.	2,379	194,387
S-Oil Corp.	5,452	416,771
Samsung C&T Corp.	7,967	915,988
Samsung Card Co. Ltd.	5,085	173,160
Samsung Electro-Mechanics Co. Ltd.	5,841	267,085
Samsung Electronics Co. Ltd.	11,449	12,510,097
Samsung Fire & Marine Insurance Co. Ltd.	3,937	1,017,594
Samsung Heavy Industries Co. Ltd.[b]	13,730	128,937
Samsung Life Insurance Co. Ltd.	9,205	884,630

Security	Shares	Value

Samsung SDI Co. Ltd.	5,701	$570,400
Samsung SDS Co. Ltd.	3,390	507,280
Samsung Securities Co. Ltd.	5,948	205,679
Seah Besteel Corp.	2,539	64,957
Seegene Inc.[b]	3,997	122,955
Seoul Semiconductor Co. Ltd.	5,465	73,864
SFA Engineering Corp.	2,696	134,871
Shinhan Financial Group Co. Ltd.	44,230	1,622,621
Shinsegae Co. Ltd.	594	110,261
SK Chemicals Co. Ltd.	2,516	160,535
SK Holdings Co. Ltd.	3,884	763,574
SK Hynix Inc.	60,358	1,491,204
SK Innovation Co. Ltd.	6,708	912,533
SK Networks Co. Ltd.	14,586	86,922
SK Telecom Co. Ltd.	2,142	387,267
SKC Co. Ltd.	3,480	85,671
SM Entertainment Co.[b]	3,562	128,174
Sung Kwang Bend Co. Ltd.	15,787	168,345
Sungwoo Hitech Co. Ltd.	11,206	91,564
TK Corp.	16,011	151,060
Tongyang Life Insurance Co. Ltd.	8,107	75,421
ViroMed Co. Ltd.[b]	1,657	205,053
Whanin Pharmaceutical Co. Ltd.	9,337	132,754
Woori Bank	29,601	272,784
YG Entertainment Inc.	4,271	160,434
Youngone Corp.	3,710	148,804
Youngone Holdings Co. Ltd.	2,013	113,600
Yuanta Securities Korea Co. Ltd.[b]	23,131	73,185
Yuhan Corp.	745	190,925

		67,379,789
SPAIN — 2.21%
Abertis Infraestructuras SA	54,805	924,301
Acciona SA	3,638	291,425
Acerinox SAa	21,243	250,971
ACS Actividades de Construccion y Servicios SA	21,084	697,289
Aena SAb,c	7,343	1,047,503
Almirall SA	10,564	173,627
Amadeus IT Holding SA Class A	46,722	2,126,607
Applus Services SA	20,606	190,225
Atresmedia Corp. de Medios de Comunicacion SA	14,036	182,785
Banco Bilbao Vizcaya Argentaria SA	680,072	4,660,279
Banco de Sabadell SA	545,153	1,042,108
Banco de Sabadell SA New[b]	15,228	29,110

100

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Banco Popular Espanol SAa	190,174	$517,312
Banco Santander SA	1,494,570	7,567,889
Bankia SA	508,988	473,954
Bankinter SA	80,041	610,188
Bolsas y Mercados Espanoles SHMSF SAa	298	10,086
CaixaBank SA	295,500	889,787
Cellnex Telecom SAU[c]	19,548	322,630
Construcciones y Auxiliar de Ferrocarriles SA	504	163,941
Corp Financiera Alba SA	4,430	181,747
Distribuidora Internacional de Alimentacion SAa	68,487	380,128
Ebro Foods SA	10,138	229,793
Enagas SA	1,356	41,320
Endesa SA	32,917	691,256
Faes Farma SA	89,160	280,318
Ferrovial SA	50,610	1,089,184
Fomento de Construcciones y Contratas SAa,b	26,041	226,141
Gamesa Corp. Tecnologica SA	27,875	548,978
Gas Natural SDG SA	36,295	755,127
Grifols SA	36,788	800,356
Grupo Catalana Occidente SA	7,416	234,857
Hispania Activos Inmobiliarios SAb	18,370	269,313
Iberdrola SA	507,795	3,608,263
Indra Sistemas SAa,b	17,464	204,624
Industria de Diseno Textil SA	115,682	3,714,534
Inmobiliaria Colonial SAb	326,254	250,362
International Consolidated Airlines Group SA	98,418	756,935
Mapfre SA	122,690	311,258
Mediaset Espana Comunicacion SA	27,225	353,605
Merlin Properties SOCIMI SA	33,176	385,681
NH Hotel Group SAb	42,441	204,161
Obrascon Huarte Lain SA	16,646	117,844
Prosegur Cia. de Seguridad SA	44,968	260,096
Red Electrica Corp. SA	930	83,052
Repsol SA	117,001	1,533,710
Sacyr SA	79,874	170,068
Tecnicas Reunidas SAa	5,586	187,651
Telefonica SA	465,577	5,077,591
Viscofan SA	6,893	386,771
Zardoya Otis SA	23,254	246,897

		45,753,638

Security	Shares	Value

SWEDEN — 2.26%
AAK AB	3,875	$292,951
AF AB Class B	15,192	260,382
Alfa Laval AB	30,274	477,745
Assa Abloy AB	105,148	2,207,172
Atlas Copco AB Class A	76,277	1,975,751
Atlas Copco AB Class B	35,388	850,023
Axfood AB	10,703	198,385
Betsson ABa	14,521	196,571
BillerudKorsnas AB	22,306	346,722
Boliden AB	28,883	504,038
Castellum AB	18,917	303,004
Clas Ohlson AB Class B	8,469	171,017
Electrolux AB Class B	25,767	748,364
Elekta AB Class B	44,668	326,834
Fabege AB	18,684	312,081
Fastighets AB Balder Class Ba,b	12,799	326,578
Fingerprint Cards ABa,b	6,830	409,505
Getinge AB Class B	21,956	464,712
Hennes & Mauritz AB Class B	98,904	3,519,759
Hexagon AB Class B	27,905	1,113,772
Hexpol AB	29,782	308,124
Holmen AB Class B	5,125	176,829
Hufvudstaden AB Class A	18,278	283,428
Husqvarna AB Class B	45,583	363,644
ICA Gruppen AB	8,892	292,282
Industrivarden AB Class C	13,337	243,052
Indutrade AB	4,774	267,965
Intrum Justitia AB	8,439	303,164
Investment AB Kinnevik Class B	24,879	716,371
Investor AB Class B	45,046	1,654,738
JM AB	9,846	284,980
Kungsleden AB	23,944	164,901
L E Lundbergforetagen AB Class B	4,446	241,684
Lindab International AB	25,207	200,935
Loomis AB Class B	7,280	202,181
Lundin Petroleum ABb	21,259	398,551
Meda AB Class A	27,527	508,168
Mekonomen AB	5,999	152,546
Millicom International Cellular SA SDR	7,274	420,711
Modern Times Group MTG AB Class Ba	7,753	232,712
NCC AB Class B	9,075	310,402
NetEnt AB	4,283	269,875
Nibe Industrier AB Class B	10,108	351,530
Nobia AB	15,419	175,957

101

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Nordea Bank AB	306,673	$2,979,783
Oriflame Holding AGb	6,347	127,692
Peab AB	20,675	172,669
Ratos AB Class B	34,993	204,921
Saab AB	9,105	311,768
Sandvik AB	113,514	1,165,922
Securitas AB Class B	34,673	548,029
Skandinaviska Enskilda Banken AB Class A	154,407	1,476,234
Skanska AB Class B	39,844	877,095
SKF AB Class B	43,427	800,610
SSAB AB Class Aa,b	45,024	189,357
Svenska Cellulosa AB SCA Class B	63,210	1,992,634
Svenska Handelsbanken AB Class A	154,834	2,063,180
Swedbank AB Class A	91,666	1,979,015
Swedish Match AB	21,297	676,146
Swedish Orphan Biovitrum ABa,b	19,835	289,522
Tele2 AB Class B	32,345	308,837
Telefonaktiebolaget LM Ericsson Class B	320,055	2,593,170
Telia Co. AB	263,782	1,260,966
Trelleborg AB Class B	26,125	476,424
Unibet Group PLC	32,029	361,713
Volvo AB Class B	161,181	1,888,577
Wallenstam AB Class B	27,571	231,979
Wihlborgs Fastigheter AB	12,298	249,871

		46,756,210
SWITZERLAND — 5.97%
ABB Ltd. Registered	227,083	4,804,636
Actelion Ltd. Registered	11,432	1,848,680
Adecco SA Registered	16,181	1,042,438
Allreal Holding AG Registered	2,000	278,978
Aryzta AG	8,719	338,845
Baloise Holding AG Registered	4,717	584,150
Banque Cantonale Vaudoise Registered	337	232,577
Barry Callebaut AG Registered	247	290,421
Basilea Pharmaceutica AG Registered[a,b]	2,573	210,860
BKW AG	5,173	225,054
Bucher Industries AG Registered	938	224,983
Burckhardt Compression Holding AG	606	215,909
Cembra Money Bank AG	4,551	312,184
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	88	538,925
Chocoladefabriken Lindt & Sprungli AG Registered	11	805,519

Security	Shares	Value

Cie. Financiere Richemont SA Class A Registered	53,247	$3,544,245
Clariant AG Registered	27,296	516,873
Credit Suisse Group AG Registered	184,243	2,800,647
dorma+kaba Holding AG Class B	545	353,667
Dufry AG Registered[a,b]	4,379	576,557
EFG International AG	19,007	118,781
EMS-Chemie Holding AG Registered	931	460,643
Flughafen Zuerich AG Registered	456	418,892
Forbo Holding AG Registered	198	241,277
Galenica AG Registered	454	664,067
GAM Holding AG	22,581	294,484
Gategroup Holding AG	4,921	271,335
Geberit AG Registered	3,825	1,469,742
Georg Fischer AG Registered	521	423,431
Givaudan SA Registered	928	1,829,859
Helvetia Holding AG Registered	659	354,767
Huber & Suhner AG Registered	5,339	262,076
Implenia AG Registered	3,604	240,643
Julius Baer Group Ltd.	22,837	977,095
Kudelski SA Bearer	9,684	165,189
Kuehne + Nagel International AG Registered	4,976	717,458
Kuoni Reisen Holding AG Class B Registered[a,b]	542	211,909
LafargeHolcim Ltd. Registered	46,668	2,364,804
Leonteq AGa	1,284	89,418
Logitech International SA Registered	18,910	290,012
Lonza Group AG Registered	5,688	947,110
Meyer Burger Technology AGa,b	23,635	108,497
Mobimo Holding AG Registered	1,515	347,257
Nestle SA Registered	327,440	24,425,623
Novartis AG Registered	235,055	17,950,992
OC Oerlikon Corp. AG Registered	23,365	225,728
Panalpina Welttransport Holding AG Registered	2,284	267,122
Pargesa Holding SA Bearer	1,695	117,863
Partners Group Holding AG	1,885	776,813
PSP Swiss Property AG Registered	4,110	396,207
Roche Holding AG	72,446	18,328,800
Schindler Holding AG Participation Certificates	3,755	684,401
Schindler Holding AG Registered	2,856	525,313
Schmolz + Bickenbach AG Registered[b]	259,131	189,245
Schweiter Technologies AG Bearer	353	333,849

102

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

SGS SA Registered	548	$1,206,915
Sika AG Bearer	224	954,191
Sonova Holding AG Registered	5,380	719,578
St Galler Kantonalbank AG Registered	445	184,314
Straumann Holding AG Registered	1,311	454,781
Sulzer AG Registered	1,777	162,312
Sunrise Communications Group AGc	4,391	268,911
Swatch Group AG (The) Bearer	2,822	964,515
Swatch Group AG (The) Registered	6,449	431,279
Swiss Life Holding AG Registered	3,052	770,881
Swiss Prime Site AG Registered	6,485	568,664
Swiss Re AG	34,280	3,043,535
Swisscom AG Registered	2,463	1,250,130
Syngenta AG Registered	9,593	3,843,205
Tecan Group AG Registered	2,043	283,910
Temenos Group AG Registered	7,086	367,792
U-Blox AG	1,311	260,422
UBS Group AG	374,074	6,478,485
Valiant Holding AG Registered	2,784	308,752
Vontobel Holding AG Registered	4,686	202,889
Zurich Insurance Group AG	15,117	3,386,145

		123,348,456
TAIWAN — 2.64%
Acer Inc.[b]	368,148	131,265
Advanced Semiconductor Engineering Inc.	687,000	646,465
Advantech Co. Ltd.	41,193	291,198
Airtac International Group	18,550	123,080
AmTRAN Technology Co. Ltd.	332,000	205,358
Asia Cement Corp.	206,329	183,920
Asustek Computer Inc.	70,000	615,292
AU Optronics Corp.	1,072,000	312,430
BES Engineering Corp.	921,000	171,904
Capital Securities Corp.	374,000	98,680
Career Technology MFG. Co. Ltd.	212,000	120,944
Catcher Technology Co. Ltd.	71,000	499,705
Cathay Financial Holding Co. Ltd.	856,629	962,788
Chailease Holding Co. Ltd.	105,988	178,109
Chang Hwa Commercial Bank Ltd.	465,441	243,161
Cheng Loong Corp.	358,000	128,202
Cheng Shin Rubber Industry Co. Ltd.	176,500	367,195
Cheng Uei Precision Industry Co. Ltd.	65,000	83,636
Chicony Electronics Co. Ltd.	53,395	128,302
Chin-Poon Industrial Co. Ltd.	67,000	135,857

Security	Shares	Value

China Airlines Ltd.[b]	318,000	$104,018
China Bills Finance Corp.	351,000	133,857
China Development Financial Holding Corp.	1,334,000	340,397
China Life Insurance Co. Ltd./Taiwan	328,399	247,931
China Man-Made Fiber Corp.[b]	356,000	86,094
China Petrochemical Development Corp.[b]	360,050	91,093
China Steel Chemical Corp.	22,000	73,668
China Steel Corp.	1,198,575	841,712
China Synthetic Rubber Corp.	194,270	143,054
Chipbond Technology Corp.	93,000	123,988
Chroma ATE Inc.	60,000	133,197
Chunghwa Telecom Co. Ltd.	382,000	1,290,981
CMC Magnetics Corp.[b]	1,159,044	117,870
Compal Electronics Inc.	393,000	231,513
Compeq Manufacturing Co. Ltd.	173,000	96,013
Coretronic Corp.	127,500	116,024
CTBC Financial Holding Co. Ltd.	1,593,167	810,093
CTCI Corp.	114,000	148,628
Delta Electronics Inc.	204,000	948,749
Dynapack International Technology Corp.	164,000	246,867
E Ink Holdings Inc.[b]	179,000	83,248
E.Sun Financial Holding Co. Ltd.	699,485	388,205
Eclat Textile Co. Ltd.	22,260	254,327
Elan Microelectronics Corp.	152,000	157,641
Epistar Corp.	148,000	95,216
Eternal Materials Co. Ltd.	68,810	68,804
EVA Airways Corp.[b]	244,852	121,466
Everlight Electronics Co. Ltd.	87,000	122,058
Far Eastern Department Stores Ltd.	165,702	88,880
Far Eastern International Bank	288,347	83,769
Far Eastern New Century Corp.	250,071	187,245
Far EasTone Telecommunications Co. Ltd.	160,000	361,145
Faraday Technology Corp.	92,400	124,048
Farglory Land Development Co. Ltd.	51,265	61,433
Feng Hsin Steel Co. Ltd.	88,000	124,143
Feng TAY Enterprise Co. Ltd.	32,990	142,176
Firich Enterprises Co. Ltd.	33,923	82,670
First Financial Holding Co. Ltd.	752,797	368,778
FLEXium Interconnect Inc.	42,549	98,150
Formosa Chemicals & Fibre Corp.	328,660	839,661
Formosa Petrochemical Corp.	145,000	412,256

103

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Formosa Plastics Corp.	415,040	$1,033,321
Formosa Taffeta Co. Ltd.	98,000	89,939
Foxconn Technology Co. Ltd.	91,978	189,928
Fubon Financial Holding Co. Ltd.	677,000	823,869
Giant Manufacturing Co. Ltd.	35,000	210,523
Gigabyte Technology Co. Ltd.	112,000	119,803
Gloria Material Technology Corp.	339,200	185,622
Goldsun Building Materials Co. Ltd.	385,000	99,315
Grand Pacific Petrochemical	194,000	101,051
Great Wall Enterprise Co. Ltd.	270,000	183,332
HannStar Display Corp.[b]	467,465	54,351
Hermes Microvision Inc.	6,000	185,099
Hey Song Corp.	86,500	93,465
Highwealth Construction Corp.	101,670	152,885
Hiwin Technologies Corp.	26,817	118,067
Hon Hai Precision Industry Co. Ltd.	1,460,966	3,492,403
Hotai Motor Co. Ltd.	28,000	276,935
HTC Corp.	80,000	204,384
Hua Nan Financial Holdings Co. Ltd.	555,641	269,612
Huaku Development Co. Ltd.	56,000	98,968
Innolux Corp.	850,414	263,670
Inotera Memories Inc.[b]	269,000	244,371
Inventec Corp.	294,000	194,614
Kenda Rubber Industrial Co. Ltd.	60,139	104,791
Kerry TJ Logistics Co. Ltd.	91,000	117,513
King Yuan Electronics Co. Ltd.	197,000	174,077
King’s Town Bank Co. Ltd.	170,000	118,594
Kinsus Interconnect Technology Corp.	48,000	93,015
Largan Precision Co. Ltd.	11,000	774,192
LCY Chemical Corp.[b]	97,000	115,487
Lite-On Technology Corp.	236,406	288,059
Macronix International[b]	733,000	81,816
Makalot Industrial Co. Ltd.	23,337	124,814
MediaTek Inc.	157,970	1,126,503
Medigen Biotechnology Corp.[b]	4,000	7,565
Mega Financial Holding Co. Ltd.	1,054,941	749,020
Merida Industry Co. Ltd.	27,350	112,358
Micro-Star International Co. Ltd.	108,000	172,449
Microbio Co. Ltd.[b]	171,689	130,418
MIN AIK Technology Co. Ltd.	49,000	76,266
Mitac Holdings Corp.	135,500	96,627
Nan Ya Plastics Corp.	480,300	941,151
Novatek Microelectronics Corp.	76,000	266,270
OBI Pharma Inc.[b]	14,000	165,163
Oriental Union Chemical Corp.	115,000	73,807
PChome Online Inc.	14,205	150,845
Pegatron Corp.	209,000	442,585

Security	Shares	Value

Pou Chen Corp.	251,000	$316,736
Powertech Technology Inc.	83,000	168,301
President Chain Store Corp.	66,000	467,584
Prince Housing & Development Corp.	363,521	132,997
Qisda Corp.	331,000	105,192
Quanta Computer Inc.	271,000	436,921
Radiant Opto-Electronics Corp.	56,060	80,910
Radium Life Tech Co. Ltd.	455,686	141,991
Realtek Semiconductor Corp.	70,020	196,255
Ruentex Development Co. Ltd.	125,310	141,422
Ruentex Industries Ltd.	58,616	81,964
Shin Kong Financial Holding Co. Ltd.	754,564	152,770
Shin Zu Shing Co. Ltd.	37,000	105,655
Shinkong Synthetic Fibers Corp.	363,000	96,228
Siliconware Precision Industries Co. Ltd.	249,377	370,358
Simplo Technology Co. Ltd.	44,000	148,699
Sino-American Silicon Products Inc.	91,000	97,058
SinoPac Financial Holdings Co. Ltd.	944,433	279,936
Solar Applied Materials Technology Co.	416,000	218,622
St. Shine Optical Co. Ltd.	7,000	131,089
Standard Foods Corp.	42,772	103,837
Synnex Technology International Corp.	114,000	113,282
Taichung Commercial Bank Co. Ltd.	274,566	77,808
Tainan Spinning Co. Ltd.	180,816	73,161
Taishin Financial Holding Co. Ltd.	825,929	312,415
Taiwan Business Bank[b]	325,655	84,006
Taiwan Cement Corp.	346,000	352,941
Taiwan Cooperative Financial Holding Co. Ltd.	700,936	309,687
Taiwan Fertilizer Co. Ltd.	95,000	129,159
Taiwan Hon Chuan Enterprise Co. Ltd.	126,696	199,945
Taiwan Mobile Co. Ltd.	168,000	554,739
Taiwan Secom Co. Ltd.	41,105	115,721
Taiwan Semiconductor Manufacturing Co. Ltd.	2,558,000	11,896,568
Tatung Co. Ltd.[b]	929,000	145,170
Teco Electric and Machinery Co. Ltd.	186,000	147,056
Tong Hsing Electronic Industries Ltd.	43,000	123,588
TPK Holding Co. Ltd.	34,000	71,472
Transcend Information Inc.	35,000	98,425
Tripod Technology Corp.	81,000	148,423

104

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

TSRC Corp.	134,100	$118,080
TTY Biopharm Co. Ltd.	32,965	107,829
Tung Ho Steel Enterprise Corp.	178,000	114,241
TXC Corp.	168,000	214,082
Uni-President Enterprises Corp.	497,292	897,355
Unimicron Technology Corp.	235,000	112,571
United Microelectronics Corp.	1,275,000	474,374
USI Corp.	207,000	82,150
Vanguard International Semiconductor Corp.	107,000	164,051
Walsin Lihwa Corp.[b]	378,000	99,033
Waterland Financial Holdings Co. Ltd.	390,446	96,604
Win Semiconductors Corp.	87,621	165,717
Winbond Electronics Corp.[b]	399,000	103,668
Wistron Corp.	273,514	161,973
Wistron NeWeb Corp.	53,389	139,047
WPG Holdings Ltd.	167,000	178,635
XPEC Entertainment Inc.	26,857	85,352
Yageo Corp.	56,049	91,408
Yang Ming Marine Transport Corp.[b]	273,000	72,201
YFY Inc.	273,000	85,066
Yuanta Financial Holding Co. Ltd.	1,008,238	332,922
Yulon Motor Co. Ltd.	83,000	73,085
Yungtay Engineering Co. Ltd.	75,000	108,827
Zhen Ding Technology Holding Ltd.	44,050	92,735

		54,506,566
THAILAND — 0.50%
Advanced Info Service PCL NVDR	125,000	558,259
Airports of Thailand PCL NVDR	52,400	588,056
Bangchak Petroleum PCL (The) NVDR	117,800	104,546
Bangkok Bank PCL Foreign	52,900	251,400
Bangkok Dusit Medical Services PCL NVDR	562,000	382,926
Banpu PCL NVDR	214,300	78,530
BEC World PCL NVDR	180,800	134,578
BTS Group Holdings PCL NVDR	589,800	155,344
Bumrungrad Hospital PCL NVDR	47,400	275,471
Central Pattana PCL NVDR	211,200	318,947
Charoen Pokphand Foods PCL NVDR	381,100	259,667
CP ALL PCL NVDR	528,400	692,078
Delta Electronics Thailand PCL NVDR	91,200	187,987
Esso Thailand PCL NVDR[b]	706,200	106,142
Glow Energy PCL NVDR	78,100	197,877
Indorama Ventures PCL NVDR	181,700	148,252
IRPC PCL NVDR	1,407,900	205,562

Security	Shares	Value

Jasmine International PCL NVDR	810,200	$101,130
Kasikornbank PCL Foreign	121,500	580,890
Kasikornbank PCL NVDR	57,700	274,211
Kiatnakin Bank PCL NVDR	134,100	159,323
Krung Thai Bank PCL NVDR	508,200	254,609
Minor International PCL NVDR	236,900	252,635
PTT Exploration & Production PCL NVDR	152,561	328,664
PTT Global Chemical PCL NVDR	202,700	362,690
PTT PCL NVDR	109,900	956,473
Siam Cement PCL (The) Foreign	44,000	614,715
Siam Cement PCL (The) NVDR	5,700	79,634
Siam Commercial Bank PCL (The) NVDR	201,900	771,648
Thai Airways International PCL NVDR[b]	256,000	106,270
Thai Oil PCL NVDR	110,200	208,222
Thanachart Capital PCL NVDR	152,500	151,714
Tisco Financial Group PCL NVDR	120,800	150,438
True Corp. PCL NVDR	1,112,744	237,330
TTW PCL NVDR[a]	397,700	117,272

		10,353,490
TURKEY — 0.34%
Akbank TAS	249,942	769,245
Anadolu Efes Biracilik ve Malt Sanayii AS	23,198	182,642
Arcelik AS	37,084	249,368
BIM Birlesik Magazalar AS	23,730	523,125
Coca-Cola Icecek AS	10,999	161,543
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	251,355	270,758
Enka Insaat ve Sanayi AS	68,489	119,120
Eregli Demir ve Celik Fabrikalari TAS	200,025	334,294
Ford Otomotiv Sanayi AS	10,655	143,373
Haci Omer Sabanci Holding AS	112,761	407,575
KOC Holding AS	71,727	375,538
TAV Havalimanlari Holding AS	23,439	136,811
Tupras Turkiye Petrol Rafinerileri AS	14,801	391,173
Turk Hava Yollari AOb	69,836	172,447
Turk Telekomunikasyon AS	56,870	137,580
Turkcell Iletisim Hizmetleri AS	88,618	383,737
Turkiye Garanti Bankasi AS	259,084	799,235
Turkiye Halk Bankasi AS	71,912	276,654
Turkiye Is Bankasi Class C	180,578	317,302
Turkiye Sinai Kalkinma Bankasi AS	167,772	105,071

105

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Turkiye Sise ve Cam Fabrikalari AS	99,641	$139,425
Turkiye Vakiflar Bankasi Tao Class D	94,226	166,581
Ulker Biskuvi Sanayi AS	22,016	175,542
Yapi ve Kredi Bankasi ASa,b	127,099	194,676

		6,932,815
UNITED ARAB EMIRATES — 0.20%
Abu Dhabi Commercial Bank PJSC	231,495	415,978
Aldar Properties PJSC	343,632	254,476
Arabtec Holding PJSC[b]	276,743	122,814
Deyaar Development PJSC[b]	571,548	100,213
DP World Ltd.	17,470	330,183
Dubai Financial Market PJSC	256,495	106,845
Dubai Islamic Bank PJSC	131,614	209,983
Emaar Malls Group PJSC	247,893	195,726
Emaar Properties PJSC	382,677	708,478
Emirates Telecommunications Group Co. PJSC	187,939	967,083
First Gulf Bank PJSC	104,137	367,164
National Bank of Abu Dhabi PJSC	97,324	235,298
Orascom Construction Ltd.[b]	8,871	47,726
Union Properties PJSC	199,102	45,534

		4,107,501
UNITED KINGDOM — 13.78%
3i Group PLC	91,721	636,339
AA PLC	65,646	267,915
Abcam PLC	30,863	267,198
Aberdeen Asset Management PLC	94,070	411,618
Admiral Group PLC	23,448	637,861
African Minerals Ltd.[a,b]	26,821	—
Aggreko PLC	26,512	422,163
Allied Minds PLC[a,b]	27,513	154,847
Amec Foster Wheeler PLC	39,372	284,862
Amerisur Resources PLC[a,b]	168,037	67,693
Anglo American PLC	145,567	1,627,884
Antofagasta PLC	41,794	295,835
ARM Holdings PLC	145,471	1,997,818
Ashmore Group PLC[a]	44,429	199,873
Ashtead Group PLC	53,130	706,309
ASOS PLC[a,b]	5,970	314,924
Associated British Foods PLC	36,074	1,619,166
AstraZeneca PLC	129,341	7,442,451
Auto Trader Group PLC[c]	110,361	606,255
Avanti Communications Group PLC[a,b]	62,313	88,087
AVEVA Group PLC	9,500	224,057
Aviva PLC	405,207	2,566,675

Security	Shares	Value

Babcock International Group PLC	23,675	$328,607
BAE Systems PLC	318,340	2,225,824
Balfour Beatty PLC[b]	76,663	267,957
Barclays PLC	1,697,069	4,263,555
Barratt Developments PLC	103,547	807,728
BBA Aviation PLC	114,023	334,399
Beazley PLC	70,049	334,422
Bellway PLC	14,809	530,845
Berendsen PLC	18,648	322,346
Berkeley Group Holdings PLC	14,098	618,533
BGEO Group PLC	5,436	182,357
BHP Billiton PLC	215,169	2,941,143
Big Yellow Group PLC	24,657	291,128
Bodycote PLC	25,546	223,037
Booker Group PLC	182,058	432,049
Bovis Homes Group PLC	20,069	256,360
BP PLC	1,869,538	10,235,847
Brewin Dolphin Holdings PLC	49,767	199,756
British American Tobacco PLC	191,061	11,671,223
British Land Co. PLC (The)	83,005	874,262
Britvic PLC	26,384	272,096
BT Group PLC	864,363	5,611,826
BTG PLC[b]	44,943	389,755
Bunzl PLC	30,912	923,321
Burberry Group PLC	46,530	810,444
Cable & Wireless Communications PLC	299,305	322,701
Cairn Energy PLC[b]	67,259	220,604
Cape PLC	52,356	176,210
Capita PLC	62,886	922,139
Capital & Counties Properties PLC	76,327	395,254
Carillion PLC[a]	51,103	220,091
Carnival PLC	19,318	961,316
Centamin PLC	155,696	275,748
Centrica PLC	525,179	1,834,095
Chemring Group PLC	86,379	180,947
Cineworld Group PLC	27,282	207,021
Close Brothers Group PLC	17,349	308,025
Cobham PLC	120,530	271,909
Coca-Cola HBC AGb	19,778	405,619
Compass Group PLC	166,886	2,980,107
Countrywide PLC	39,456	205,418
Crest Nicholson Holdings PLC	33,434	255,173
Croda International PLC	12,748	562,291
CYBG PLC[b]	97,598	317,039

106

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Daily Mail & General Trust PLC Class A NVS	29,492	$301,556
Dairy Crest Group PLC	25,055	207,372
DCC PLC	9,277	823,547
De La Rue PLC	30,343	215,358
Debenhams PLC	176,694	202,930
Derwent London PLC	9,538	458,848
Devro PLC	55,644	227,625
Diageo PLC	254,102	6,871,445
Dialight PLC[b]	13,986	116,065
Dignity PLC	7,451	266,325
Diploma PLC	20,375	218,333
Direct Line Insurance Group PLC	137,060	726,620
Dixons Carphone PLC	91,789	571,732
Domino’s Pizza Group PLC	22,304	300,103
Drax Group PLC[a]	43,420	203,285
DS Smith PLC	100,564	561,717
Dunelm Group PLC	15,231	197,126
easyJet PLC	16,534	356,770
Electrocomponents PLC	57,922	219,083
Elementis PLC	59,375	187,787
EnQuest PLC[b]	262,392	154,712
Enterprise Inns PLC[b]	112,761	143,297
Essentra PLC	28,638	340,649
esure Group PLC	55,122	216,728
Experian PLC	94,700	1,735,464
Faroe Petroleum PLC[a,b]	88,608	102,544
Fenner PLC	79,769	167,685
FirstGroup PLC[b]	147,772	216,147
Foxtons Group PLC	55,032	116,491
Fresnillo PLC	24,036	391,891
G4S PLC	148,526	409,913
Galliford Try PLC	13,395	250,381
Genus PLC	12,929	284,096
GKN PLC	165,263	674,716
GlaxoSmithKline PLC	501,220	10,712,528
Glencore PLC	1,269,220	3,028,770
Go-Ahead Group PLC	7,144	268,434
Grafton Group PLC	27,767	280,867
Grainger PLC	78,711	256,666
Great Portland Estates PLC	30,439	337,993
Greencore Group PLC[a]	58,016	306,636
Greene King PLC	28,551	342,123
Greggs PLC	12,566	190,154
GVC Holdings PLC	27,596	219,106

Security	Shares	Value

GW Pharmaceuticals PLC[a,b]	36,381	$242,890
Halfords Group PLC	34,749	214,865
Halma PLC	39,995	522,611
Hammerson PLC	62,990	539,342
Hansteen Holdings PLC	143,825	218,696
Hargreaves Lansdown PLC	27,454	517,196
Hays PLC	163,676	307,144
Henderson Group PLC	125,326	469,256
Hikma Pharmaceuticals PLC	16,012	516,970
Hiscox Ltd.	38,878	512,857
Home Retail Group PLC	90,782	226,875
Homeserve PLC	45,107	273,692
Howden Joinery Group PLC	67,640	489,484
HSBC Holdings PLC	1,999,548	13,254,358
Hunting PLC	20,132	108,086
ICAP PLC	57,699	395,992
IG Group Holdings PLC	45,525	515,511
Imagination Technologies Group PLC[a,b]	45,647	104,147
IMI PLC	27,869	381,717
Imperial Brands PLC	97,192	5,294,276
Inchcape PLC	39,363	390,666
Indivior PLC	84,635	199,363
Informa PLC	66,051	633,282
Inmarsat PLC	46,960	639,419
InterContinental Hotels Group PLC	23,929	956,613
Intermediate Capital Group PLC	35,054	315,293
International Personal Finance PLC	44,492	174,412
Interserve PLC	26,134	163,586
Intertek Group PLC	16,753	799,316
Intu Properties PLC	74,045	330,070
Investec PLC	58,664	449,450
ITE Group PLC	104,779	238,295
ITV PLC	389,069	1,283,522
J D Wetherspoon PLC	14,831	144,043
J Sainsbury PLC	126,392	534,903
John Wood Group PLC	38,386	351,167
Johnson Matthey PLC	19,112	808,279
Jupiter Fund Management PLC	56,384	347,651
Just Eat PLC[a,b]	53,469	300,383
KAZ Minerals PLC[b]	37,964	95,377
Kcom Group PLC	125,370	190,083
Keller Group PLC	17,261	223,399
Kier Group PLC	12,389	215,969
Kingfisher PLC	235,453	1,255,147

107

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Ladbrokes PLC	129,569	$222,452
Laird PLC	36,859	188,118
Lancashire Holdings Ltd.	29,305	235,894
Land Securities Group PLC	72,906	1,208,977
Legal & General Group PLC	601,573	1,966,057
Lloyds Banking Group PLC	5,814,512	5,712,811
London Stock Exchange Group PLC	33,046	1,313,339
LondonMetric Property PLC	88,639	205,808
Majestic Wine PLC[a,b]	23,721	151,853
Man Group PLC	169,748	367,028
Marks & Spencer Group PLC	164,478	1,020,398
Marston’s PLC	82,692	174,072
Mediclinic International PLC	39,551	524,342
Meggitt PLC	77,968	469,083
Melrose Industries PLC	52,523	287,221
Merlin Entertainments PLC[c]	71,431	451,519
Michael Page International PLC	41,656	248,054
Micro Focus International PLC	21,759	487,365
Mitchells & Butlers PLC	29,087	114,492
Mitie Group PLC[a]	56,446	224,332
Mondi PLC	38,159	731,161
Moneysupermarket.com Group PLC	69,060	317,560
Morgan Advanced Materials PLC	61,507	212,550
N Brown Group PLC	26,415	103,897
National Express Group PLC	50,536	240,302
National Grid PLC	386,861	5,524,319
Next PLC	14,945	1,113,256
Northgate PLC	31,397	185,492
Ocado Group PLC[a,b]	61,341	265,622
Old Mutual PLC	508,512	1,381,826
Ophir Energy PLC[b]	75,867	83,742
Oxford Instruments PLC	8,655	83,236
Paragon Group of Companies PLC (The)	47,577	207,135
Paysafe Group PLC[b]	52,672	294,131
Pearson PLC	84,680	998,585
Pennon Group PLC	38,485	457,779
Persimmon PLC	32,707	952,022
Petra Diamonds Ltd.	64,996	112,351
Petrofac Ltd.	25,794	319,289
Phoenix Group Holdings	21,448	270,205
Playtech PLC	24,535	289,148
Premier Farnell PLC	90,428	160,618
Provident Financial PLC	15,382	656,615
Prudential PLC	265,369	5,238,262

Security	Shares	Value

QinetiQ Group PLC	77,530	$254,064
Randgold Resources Ltd.	8,236	816,795
Reckitt Benckiser Group PLC	64,493	6,286,424
Redrow PLC	33,413	187,466
Regus PLC	80,457	344,627
RELX PLC	111,137	1,969,937
Renishaw PLC	4,694	130,374
Rentokil Initial PLC	206,047	531,537
Restaurant Group PLC (The)	33,904	136,631
Rexam PLC	65,220	597,130
Rightmove PLC	11,632	657,393
Rio Tinto PLC	126,573	4,265,516
Rolls-Royce Holdings PLC	189,782	1,861,289
Rolls-Royce Holdings PLC New[b]	13,474,522	19,739
Rotork PLC	102,592	281,037
Royal Bank of Scotland Group PLC[b]	343,311	1,156,708
Royal Dutch Shell PLC Class A	404,261	10,538,240
Royal Dutch Shell PLC Class B	413,199	10,810,580
Royal Mail PLC	81,716	582,848
RPC Group PLC	38,015	406,245
RPS Group PLC	46,504	118,876
RSA Insurance Group PLC	106,626	717,098
SABMiller PLC	99,209	6,082,117
Sage Group PLC (The)	112,888	978,989
Savills PLC	23,877	259,533
Schroders PLC	11,813	435,045
Segro PLC	60,346	369,251
Senior PLC	72,142	229,962
Serco Group PLC[b]	125,613	176,650
Severn Trent PLC	21,483	700,847
Shaftesbury PLC	27,009	360,046
Shanks Group PLC	182,906	215,021
Shire PLC	61,756	3,854,774
SIG PLC	106,360	211,118
Sky PLC	99,710	1,370,823
Smith & Nephew PLC	88,357	1,496,260
Smiths Group PLC	38,979	632,672
SOCO International PLC	38,097	82,457
Spectris PLC	12,189	325,152
Spirax-Sarco Engineering PLC	8,159	408,165
Spire Healthcare Group PLC[c]	31,755	152,393
Spirent Communications PLC	142,525	163,896
Sports Direct International PLC[b]	29,392	165,853
SSE PLC	98,767	2,184,726
SSP Group PLC	59,496	250,747

108

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

ST Modwen Properties PLC	38,665	$173,546
St. James’s Place PLC	54,951	697,916
Stagecoach Group PLC	53,757	202,778
Standard Chartered PLC	337,773	2,731,813
Standard Life PLC	198,754	949,456
Stobart Group Ltd.	126,369	190,672
Synthomer PLC	45,291	230,887
TalkTalk Telecom Group PLC[a]	64,314	251,927
Tate & Lyle PLC	46,583	401,248
Taylor Wimpey PLC	345,705	933,339
Tesco PLC[b]	849,731	2,142,252
Thomas Cook Group PLC[b]	161,478	208,755
Travis Perkins PLC	22,144	599,468
TUI AG	51,256	744,092
Tullett Prebon PLC	52,112	258,560
Tullow Oil PLC[b]	97,065	397,707
UBM PLC	46,163	384,782
UDG Healthcare PLC	36,588	328,018
Ultra Electronics Holdings PLC	9,898	256,063
Unilever PLC	129,931	5,813,815
UNITE Group PLC (The)	30,267	280,439
United Utilities Group PLC	65,253	898,060
Vectura Group PLC[a,b]	92,850	233,948
Vedanta Resources PLC[a]	11,435	70,673
Vesuvius PLC	39,927	187,925
Victrex PLC	10,843	222,375
Vodafone Group PLC	2,717,587	8,726,343
Weir Group PLC (The)	22,363	393,115
WH Smith PLC	17,210	422,283
Whitbread PLC	18,063	1,024,551
William Hill PLC	88,772	406,642
Wm Morrison Supermarkets PLC	224,945	629,717
Wolseley PLC	25,272	1,414,572
Workspace Group PLC	17,892	218,854
Worldpay Group PLC[b,c]	147,440	576,464
WPP PLC	128,937	3,014,524
WS Atkins PLC	13,484	263,106
Xaar PLC	16,596	117,911
Xchanging PLC[b]	82,699	228,966

		284,514,559

TOTAL COMMON STOCKS
(Cost: $2,119,820,476)		2,020,112,646
INVESTMENT COMPANIES — 0.41%

Security	Shares	Value

AUSTRALIA — 0.01%
Spark Infrastructure Group	177,470	$280,353

		280,353
RUSSIA — 0.40%
iShares MSCI Russia Capped ETF[b,e]	580,000	8,154,800

		8,154,800

TOTAL INVESTMENT COMPANIES
(Cost: $8,987,158)		8,435,153

PREFERRED STOCKS — 1.02%
BRAZIL — 0.48%
Banco Bradesco SA	280,381	2,104,401
Banco do Estado do Rio Grande do Sul SA Class B	26,100	64,365
Braskem SA Class A	18,200	129,480
Centrais Eletricas Brasileiras SA Class B	24,700	91,691
Cia. Brasileira de Distribuicao	17,500	256,658
Cia. Energetica de Minas Gerais	92,502	183,621
Cia. Paranaense de Energia Class B	13,700	112,393
Itau Unibanco Holding SA	312,791	2,979,437
Itausa-Investimentos Itau SA	371,438	932,147
Lojas Americanas SA	75,520	350,813
Marcopolo SA	100,700	68,869
Petroleo Brasileiro SA	379,600	1,125,336
Randon SA Implemetos e Participacoes	131,525	108,626
Suzano Papel e Celulose SA Class A	43,600	165,894
Telefonica Brasil SA	38,700	475,058
Vale SA	152,175	694,110

		9,842,899
CHILE — 0.01%
Embotelladora Andina SA Class B	28,349	95,908
Sociedad Quimica y Minera de Chile SA Series B	9,744	208,275

		304,183
COLOMBIA — 0.02%
Bancolombia SA	39,863	378,450
Grupo Aval Acciones y Valores SA	240,926	100,512

		478,962
GERMANY — 0.34%
Bayerische Motoren Werke AG	5,101	405,172
Draegerwerk AG & Co. KGaA	1,699	112,729

109

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Security	Shares	Value

Fuchs Petrolub SE	7,030	$300,775
Henkel AG & Co. KGaA	17,517	1,999,888
Jungheinrich AG	2,429	229,047
Porsche Automobil Holding SE	15,625	872,076
Sartorius AG	1,169	288,469
Volkswagen AG	18,840	2,728,587

		6,936,743
ITALY — 0.03%
Intesa Sanpaolo SpA	74,023	194,660
Telecom Italia SpA/Milano	592,052	464,503

		659,163
SOUTH KOREA — 0.14%
AmorePacific Corp.	970	193,677
Hyundai Motor Co.	2,455	209,862
Hyundai Motor Co. Series 2	3,964	347,554
LG Chem Ltd.	728	126,189
Samsung Electronics Co. Ltd.	2,154	1,971,759

		2,849,041

TOTAL PREFERRED STOCKS
(Cost: $24,554,538)		21,070,991

RIGHTS — 0.00%

BRAZIL — 0.00%
Randon SA Implementos e Participacoes[b]	19,229	2,285

		2,285
SOUTH KOREA — 0.00%
Hanjin Kal Corp.[b]	886	2,955

		2,955
THAILAND — 0.00%
Banpu PCL[b]	107,150	23,927
True Corp. PCL[b]	373,852	3,211

		27,138

TOTAL RIGHTS
(Cost: $35,617)		32,378

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[a,b]	23,691	2,820

		2,820

TOTAL WARRANTS
(Cost: $0)		2,820

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.89%

MONEY MARKET FUNDS — 1.89%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	35,156,730	$35,156,730
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	1,918,239	1,918,239
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	1,931,297	1,931,297

		39,006,266

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,006,266)		39,006,266

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $2,192,404,055)		2,088,660,254
Other Assets, Less Liabilities — (1.13)%		(23,434,008)

NET ASSETS — 100.00%		$2,065,226,246

ADR — American Depositary Receipts

CPO — Certificates of Participation (Ordinary)

GDR — Global Depositary Receipts

NVDR — Non-Voting Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

110

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® CORE MSCI TOTAL INTERNATIONAL STOCK ETF

April 30, 2016

Open futures contracts as of April 30, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
MSCI EAFE E-Mini	112	Jun. 2016	NYSE LIFFE	$9,306,640	$379,215
MSCI Emerging Markets E-Mini	60	Jun. 2016	NYSE LIFFE	2,515,200	129,792

Net unrealized appreciation					$509,007

See accompanying notes to schedules of investments.

111

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.32%

EXCHANGE-TRADED FUNDS — 100.32%
iShares MSCI ACWI ETF[a]	40,660	$2,309,895

		2,309,895

TOTAL INVESTMENT COMPANIES
(Cost: $2,409,089)		2,309,895

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	1,202	1,202

		1,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,202)		1,202

TOTAL INVESTMENTS IN SECURITIES — 100.37%
(Cost: $2,410,291)		2,311,097
Other Assets, Less Liabilities — (0.37)%		(8,454)

NET ASSETS — 100.00%		$2,302,643

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	57,000	USD	16,205	05/10/2016	BNP	$328
CAD	92,000	USD	73,190	05/10/2016	BNP	133
CHF	67,000	USD	69,202	05/10/2016	BNP	661
DKK	101,000	USD	15,388	05/10/2016	BNP	154
EUR	215,000	USD	243,801	05/10/2016	BNP	2,435
GBP	104,000	USD	151,489	05/10/2016	BNP	474
HKD	572,000	USD	73,730	05/10/2016	BNP	15
ILS	19,000	USD	5,062	05/10/2016	BNP	23
JPY	19,973,000	USD	183,694	05/10/2016	BNP	4,037
MXN	255,000	USD	14,769	05/10/2016	BNP	43
NOK	37,000	USD	4,540	05/10/2016	BNP	56
NZD	2,000	USD	1,389	05/10/2016	BNP	7
RUB	487,000	USD	7,505	05/10/2016	BNP	2
SEK	188,000	USD	23,280	05/10/2016	BNP	137
SGD	14,000	USD	10,391	05/10/2016	BNP	18

112

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2016

Currency Purchased			Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
TRY	10,000	USD	3,544	05/10/2016	BNP	$23
USD	54,479	AUD	71,000	05/10/2016	BNP	510
USD	73,777	HKD	572,000	05/10/2016	BNP	32
USD	45	INR	3,000	05/10/2016	BNP	—
USD	46,607	KRW	53,284,000	05/10/2016	BNP	132
USD	756	MXN	13,000	05/10/2016	BNP	1
USD	42,153	TWD	1,355,000	05/10/2016	BNP	199
ZAR	255,000	USD	17,772	05/10/2016	BNP	120
CAD	1,000	USD	796	06/03/2016	BNP	1
EUR	1,000	USD	1,146	06/03/2016	BNP	—
GBP	1,000	USD	1,461	06/03/2016	BNP	—
JPY	759,000	USD	7,117	06/03/2016	BNP	21
KRW	869,000	USD	757	06/03/2016	BNP	1
MXN	3,000	USD	174	06/03/2016	BNP	—
USD	55,497	AUD	73,000	06/03/2016	BNP	62
USD	1,597	CAD	2,000	06/03/2016	BNP	3
USD	2,089	CHF	2,000	06/03/2016	BNP	2
USD	3,439	EUR	3,000	06/03/2016	BNP	1
USD	2,930	GBP	2,000	06/03/2016	BNP	7
USD	46,609	KRW	53,315,000	06/03/2016	BNP	123
USD	58	MXN	1,000	06/03/2016	BNP	—
USD	322	RUB	21,000	06/03/2016	BNP	1
USD	355	TRY	1,000	06/03/2016	BNP	—
USD	41,968	TWD	1,355,000	06/03/2016	BNP	24
USD	70	ZAR	1,000	06/03/2016	BNP	—

						9,786

AUD	71,000	USD	54,027	05/10/2016	BNP	(58)
CHF	1,000	USD	1,046	05/10/2016	BNP	(3)
INR	1,259,000	USD	18,919	05/10/2016	BNP	(5)
KRW	53,284,000	USD	46,616	05/10/2016	BNP	(141)
TWD	1,355,000	USD	42,009	05/10/2016	BNP	(55)
USD	15,683	BRL	57,000	05/10/2016	BNP	(849)
USD	70,912	CAD	92,000	05/10/2016	BNP	(2,412)
USD	70,740	CHF	68,000	05/10/2016	BNP	(166)
USD	15,371	DKK	101,000	05/10/2016	BNP	(172)
USD	243,839	EUR	215,000	05/10/2016	BNP	(2,396)
USD	150,110	GBP	104,000	05/10/2016	BNP	(1,852)
USD	5,037	ILS	19,000	05/10/2016	BNP	(48)
USD	18,867	INR	1,256,000	05/10/2016	BNP	(2)
USD	177,644	JPY	19,973,000	05/10/2016	BNP	(10,087)
USD	13,976	MXN	242,000	05/10/2016	BNP	(81)
USD	4,452	NOK	37,000	05/10/2016	BNP	(143)
USD	1,384	NZD	2,000	05/10/2016	BNP	(12)
USD	7,149	RUB	487,000	05/10/2016	BNP	(358)
USD	23,071	SEK	188,000	05/10/2016	BNP	(346)
USD	10,371	SGD	14,000	05/10/2016	BNP	(37)
USD	3,491	TRY	10,000	05/10/2016	BNP	(75)
USD	17,021	ZAR	255,000	05/10/2016	BNP	(872)
HKD	2,000	USD	258	06/03/2016	BNP	—
INR	31,000	USD	465	06/03/2016	BNP	(1)
TWD	37,000	USD	1,147	06/03/2016	BNP	(2)
USD	759	AUD	1,000	06/03/2016	BNP	(1)
USD	16,945	BRL	60,000	06/03/2016	BNP	(324)
USD	73,190	CAD	92,000	06/03/2016	BNP	(135)
USD	69,267	CHF	67,000	06/03/2016	BNP	(666)
USD	15,398	DKK	101,000	06/03/2016	BNP	(155)

113

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ETF

April 30, 2016

Currency Purchased			Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	243,966	EUR	215,000	06/03/2016	BNP	$(2,439)
USD	151,495	GBP	104,000	06/03/2016	BNP	(475)
USD	74,644	HKD	579,000	06/03/2016	BNP	(21)
USD	4,797	ILS	18,000	06/03/2016	BNP	(22)
USD	19,416	INR	1,299,000	06/03/2016	BNP	(25)
USD	184,285	JPY	20,005,000	06/03/2016	BNP	(3,850)
USD	14,730	MXN	255,000	06/03/2016	BNP	(46)
USD	4,663	NOK	38,000	06/03/2016	BNP	(56)
USD	1,387	NZD	2,000	06/03/2016	BNP	(7)
USD	7,564	RUB	494,000	06/03/2016	BNP	(5)
USD	22,928	SEK	185,000	06/03/2016	BNP	(134)
USD	10,384	SGD	14,000	06/03/2016	BNP	(18)
USD	3,521	TRY	10,000	06/03/2016	BNP	(22)
USD	17,686	ZAR	255,000	06/03/2016	BNP	(119)

						(28,693)

Net unrealized depreciation						$(18,907)

Counterparty:

BNP — BNP Paribas SA

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

114

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.73%

EXCHANGE-TRADED FUNDS — 100.73%
iShares MSCI ACWI ex U.S. ETF[a]	53,526	$2,166,732

		2,166,732

TOTAL INVESTMENT COMPANIES
(Cost: $2,354,085)		2,166,732

SHORT-TERM INVESTMENTS — 0.04%

MONEY MARKET FUNDS — 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	950	950

		950

TOTAL SHORT-TERM INVESTMENTS
(Cost: $950)		950

TOTAL INVESTMENTS IN SECURITIES — 100.77%
(Cost: $2,355,035)		2,167,682
Other Assets, Less Liabilities — (0.77)%		(16,638)

NET ASSETS — 100.00%		$2,151,044

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
BRL	114,000	USD	32,401	05/10/2016	BNP	$664
CAD	184,000	USD	146,356	05/10/2016	BNP	291
CHF	135,000	USD	139,436	05/10/2016	BNP	1,333
DKK	201,000	USD	30,624	05/10/2016	BNP	307
EUR	428,000	USD	485,334	05/10/2016	BNP	4,846
GBP	211,000	USD	307,271	05/10/2016	BNP	1,037
HKD	1,141,000	USD	147,073	05/10/2016	BNP	31
ILS	39,000	USD	10,391	05/10/2016	BNP	48
JPY	40,056,000	USD	368,337	05/10/2016	BNP	8,159
MXN	511,000	USD	29,594	05/10/2016	BNP	88
NOK	77,000	USD	9,444	05/10/2016	BNP	119
NZD	4,000	USD	2,777	05/10/2016	BNP	15
RUB	973,000	USD	14,994	05/10/2016	BNP	5
SEK	380,000	USD	47,053	05/10/2016	BNP	278
SGD	28,000	USD	20,781	05/10/2016	BNP	36
TRY	21,000	USD	7,442	05/10/2016	BNP	47

115

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	109,725	AUD	143,000	05/10/2016	BNP	$1,027
USD	147,168	HKD	1,141,000	05/10/2016	BNP	64
USD	93,465	KRW	106,860,000	05/10/2016	BNP	259
USD	989	MXN	17,000	05/10/2016	BNP	1
USD	84,244	TWD	2,708,000	05/10/2016	BNP	398
ZAR	508,000	USD	35,405	05/10/2016	BNP	239
BRL	2,000	USD	573	06/03/2016	BNP	3
CAD	2,000	USD	1,591	06/03/2016	BNP	2
EUR	5,000	USD	5,729	06/03/2016	BNP	1
GBP	2,000	USD	2,922	06/03/2016	BNP	1
ILS	1,000	ILS	—	06/03/2016	BNP	—
JPY	1,732,000	USD	16,242	06/03/2016	BNP	47
KRW	2,328,000	USD	2,027	06/03/2016	BNP	3
MXN	9,000	USD	521	06/03/2016	BNP	1
SGD	1,000	USD	743	06/03/2016	BNP	—
USD	110,995	AUD	146,000	06/03/2016	BNP	126
USD	3,193	CAD	4,000	06/03/2016	BNP	5
USD	3,134	CHF	3,000	06/03/2016	BNP	2
USD	9,170	EUR	8,000	06/03/2016	BNP	2
USD	5,860	GBP	4,000	06/03/2016	BNP	15
USD	92,922	KRW	106,290,000	06/03/2016	BNP	246
USD	175	MXN	3,000	06/03/2016	BNP	1
USD	629	RUB	41,000	06/03/2016	BNP	1
USD	125	SEK	1,000	06/03/2016	BNP	—
USD	83,719	TWD	2,703,000	06/03/2016	BNP	48
USD	70	ZAR	1,000	06/03/2016	BNP	—
ZAR	2,000	USD	140	06/03/2016	BNP	—

						19,796

AUD	143,000	USD	108,826	05/10/2016	BNP	(128)
CHF	5,000	USD	5,230	05/10/2016	BNP	(16)
INR	2,519,000	USD	37,852	05/10/2016	BNP	(10)
KRW	106,860,000	USD	93,487	05/10/2016	BNP	(281)
TWD	2,708,000	USD	83,956	05/10/2016	BNP	(111)
USD	31,356	BRL	114,000	05/10/2016	BNP	(1,709)
USD	141,817	CAD	184,000	05/10/2016	BNP	(4,830)
USD	145,641	CHF	140,000	05/10/2016	BNP	(342)
USD	30,584	DKK	201,000	05/10/2016	BNP	(346)
USD	485,343	EUR	428,000	05/10/2016	BNP	(4,837)
USD	304,555	GBP	211,000	05/10/2016	BNP	(3,753)
USD	10,340	ILS	39,000	05/10/2016	BNP	(99)
USD	37,839	INR	2,519,000	05/10/2016	BNP	(4)
USD	356,259	JPY	40,056,000	05/10/2016	BNP	(20,237)
USD	28,530	MXN	494,000	05/10/2016	BNP	(164)
USD	9,265	NOK	77,000	05/10/2016	BNP	(297)
USD	2,767	NZD	4,000	05/10/2016	BNP	(24)
USD	14,281	RUB	973,000	05/10/2016	BNP	(718)
USD	46,631	SEK	380,000	05/10/2016	BNP	(700)
USD	20,742	SGD	28,000	05/10/2016	BNP	(76)
USD	7,332	TRY	21,000	05/10/2016	BNP	(158)
USD	33,899	ZAR	508,000	05/10/2016	BNP	(1,745)
CHF	1,000	USD	1,044	06/03/2016	BNP	—
HKD	11,000	USD	1,419	06/03/2016	BNP	—
INR	76,000	USD	1,140	06/03/2016	BNP	(2)
SEK	3,000	USD	374	06/03/2016	BNP	—
TWD	91,000	USD	2,821	06/03/2016	BNP	(4)
USD	33,895	BRL	120,000	06/03/2016	BNP	(643)
USD	145,584	CAD	183,000	06/03/2016	BNP	(268)
USD	139,567	CHF	135,000	06/03/2016	BNP	(1,341)
USD	30,643	DKK	201,000	06/03/2016	BNP	(309)

116

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI ACWI ex U.S. ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	485,663	EUR	428,000	06/03/2016	BNP	$(4,855)
USD	301,533	GBP	207,000	06/03/2016	BNP	(946)
USD	148,901	HKD	1,155,000	06/03/2016	BNP	(42)
USD	9,594	ILS	36,000	06/03/2016	BNP	(45)
USD	38,697	INR	2,589,000	06/03/2016	BNP	(49)
USD	367,396	JPY	39,883,000	06/03/2016	BNP	(7,680)
USD	29,345	MXN	508,000	06/03/2016	BNP	(92)
USD	9,325	NOK	76,000	06/03/2016	BNP	(113)
USD	2,774	NZD	4,000	06/03/2016	BNP	(15)
USD	15,005	RUB	980,000	06/03/2016	BNP	(9)
USD	45,732	SEK	369,000	06/03/2016	BNP	(268)
USD	20,768	SGD	28,000	06/03/2016	BNP	(35)
USD	7,394	TRY	21,000	06/03/2016	BNP	(47)
USD	35,233	ZAR	508,000	06/03/2016	BNP	(238)

						(57,586)

Net unrealized depreciation						$(37,790)

Counterparty:

BNP — BNP Paribas SA

Currency Abbreviations:

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan New Dollar

USD — United States Dollar

ZAR — South African Rand

See accompanying notes to schedules of investments.

117

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.97%

EXCHANGE-TRADED FUNDS — 100.97%
iShares MSCI EAFE ETF[a,b]	64,745,482	$3,783,078,513

		3,783,078,513

TOTAL INVESTMENT COMPANIES
(Cost: $4,023,999,846)		3,783,078,513

SHORT-TERM INVESTMENTS — 4.06%

MONEY MARKET FUNDS — 4.06%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,c,d]	142,239,082	142,239,082
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,c,d]	7,760,918	7,760,918
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	1,991,805	1,991,805

		151,991,805

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,991,805)		151,991,805

TOTAL INVESTMENTS IN SECURITIES — 105.03%
(Cost: $4,175,991,651)		3,935,070,318
Other Assets, Less Liabilities — (5.03)%		(188,434,801)

NET ASSETS — 100.00%		$3,746,635,517

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	654,000	USD	491,929	05/09/2016	CITI	$5,217
CHF	161,891,000	USD	167,203,731	05/09/2016	BNP	1,598,012
CHF	175,899,000	USD	181,676,833	05/09/2016	CITI	1,730,879
DKK	222,678,000	USD	33,925,450	05/09/2016	BNP	340,115
DKK	284,506,000	USD	43,328,429	05/09/2016	CITI	451,193
EUR	475,215,000	USD	538,853,892	05/09/2016	BNP	5,384,919
EUR	579,261,000	USD	656,412,961	05/09/2016	CITI	6,984,276
GBP	238,010,000	USD	346,689,412	05/09/2016	BNP	1,084,218
GBP	290,931,000	USD	423,293,069	05/09/2016	CITI	1,807,263
HKD	388,967,000	USD	50,137,277	05/09/2016	BNP	9,954

118

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
HKD	532,602,000	USD	68,656,397	05/09/2016	CITI	$8,851
ILS	46,780,000	USD	12,463,685	05/09/2016	BNP	56,938
ILS	51,748,000	USD	13,782,751	05/09/2016	CITI	67,553
JPY	46,444,795,000	USD	427,457,095	05/09/2016	BNP	9,080,159
JPY	54,390,676,000	USD	499,378,084	05/09/2016	CITI	11,842,955
NOK	87,387,000	USD	10,721,551	05/09/2016	BNP	131,240
NOK	104,546,000	USD	12,805,885	05/09/2016	CITI	177,921
NZD	5,295,000	USD	3,676,525	05/09/2016	BNP	19,483
NZD	4,615,000	USD	3,204,717	05/09/2016	CITI	16,639
SEK	422,133,000	USD	52,272,377	05/09/2016	BNP	304,886
SEK	532,599,000	USD	65,884,585	05/09/2016	CITI	451,374
SGD	28,385,000	USD	21,067,280	05/09/2016	BNP	36,473
SGD	42,102,000	USD	31,239,549	05/09/2016	CITI	62,555
USD	118,159,615	AUD	153,987,000	05/09/2016	BNP	1,104,656
USD	156,398,731	AUD	204,529,000	05/09/2016	CITI	923,700
USD	212,490	CHF	203,000	05/09/2016	BNP	824
USD	50,169,914	HKD	388,967,000	05/09/2016	BNP	22,682
USD	71,671,587	HKD	555,590,000	05/09/2016	CITI	42,631
AUD	2,262,000	USD	1,716,270	06/03/2016	BNP	1,447
CHF	1,075,000	USD	1,113,926	06/03/2016	CITI	8,121
DKK	1,566,000	USD	239,127	06/03/2016	CITI	2,023
EUR	13,782,000	USD	15,791,746	06/03/2016	BNP	3,396
EUR	3,315,000	USD	3,768,973	06/03/2016	CITI	30,251
GBP	6,751,000	USD	9,862,664	06/03/2016	BNP	2,246
GBP	1,307,000	USD	1,909,807	06/03/2016	CITI	49
ILS	285,000	USD	76,003	06/03/2016	CITI	305
JPY	4,524,235,000	USD	42,425,628	06/03/2016	BNP	122,150
JPY	549,066,000	USD	5,117,767	06/03/2016	CITI	45,876
NOK	399,000	USD	49,481	06/03/2016	BNP	66
NOK	591,000	USD	72,667	06/03/2016	CITI	723
NZD	20,000	USD	13,925	06/03/2016	BNP	17
NZD	30,000	USD	20,852	06/03/2016	CITI	61
SEK	5,173,000	USD	643,182	06/03/2016	CITI	1,686
SGD	1,215,000	USD	902,465	06/03/2016	BNP	274
USD	127,230,281	AUD	167,336,000	06/03/2016	BNP	158,689
USD	146,097,795	AUD	192,239,000	06/03/2016	CITI	115,366
USD	10,403,785	CHF	9,960,000	06/03/2016	BNP	7,885
USD	419,365	DKK	2,723,000	06/03/2016	BNP	47
USD	23,150,527	EUR	20,196,000	06/03/2016	BNP	4,489
USD	14,653,585	GBP	10,003,000	06/03/2016	BNP	36,684
USD	276,253	ILS	1,031,000	06/03/2016	BNP	205
USD	58,635	NZD	84,000	06/03/2016	BNP	80
USD	432,853	SEK	3,469,000	06/03/2016	BNP	407

						44,290,109

AUD	154,202,000	USD	117,344,792	05/09/2016	BNP	(126,399)
AUD	203,875,000	USD	155,198,905	05/09/2016	CITI	(221,019)
CHF	12,637,000	USD	13,212,424	05/09/2016	CITI	(35,980)
HKD	22,988,000	USD	2,965,065	05/09/2016	CITI	(1,357)
USD	161,785	AUD	215,000	05/09/2016	BNP	(1,649)
USD	168,192,859	CHF	161,688,000	05/09/2016	BNP	(397,219)
USD	196,282,280	CHF	188,536,000	05/09/2016	CITI	(301,875)
USD	33,881,177	DKK	222,678,000	05/09/2016	BNP	(384,387)
USD	43,289,338	DKK	284,506,000	05/09/2016	CITI	(490,284)
USD	538,821,460	EUR	475,215,000	05/09/2016	BNP	(5,417,351)
USD	657,396,757	EUR	579,261,000	05/09/2016	CITI	(6,000,480)

119

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	343,537,307	GBP	238,010,000	05/09/2016	BNP	$(4,236,324)
USD	419,398,048	GBP	290,931,000	05/09/2016	CITI	(5,702,284)
USD	12,401,732	ILS	46,780,000	05/09/2016	BNP	(118,891)
USD	13,697,919	ILS	51,748,000	05/09/2016	CITI	(152,384)
USD	413,082,246	JPY	46,444,795,000	05/09/2016	BNP	(23,455,008)
USD	483,956,968	JPY	54,390,676,000	05/09/2016	CITI	(27,264,072)
USD	10,513,942	NOK	87,387,000	05/09/2016	BNP	(338,849)
USD	12,573,228	NOK	104,546,000	05/09/2016	CITI	(410,579)
USD	3,663,549	NZD	5,295,000	05/09/2016	BNP	(32,458)
USD	3,188,018	NZD	4,615,000	05/09/2016	CITI	(33,338)
USD	51,795,689	SEK	422,133,000	05/09/2016	BNP	(781,574)
USD	65,453,608	SEK	532,599,000	05/09/2016	CITI	(882,351)
USD	21,024,995	SGD	28,385,000	05/09/2016	BNP	(78,758)
USD	31,196,118	SGD	42,102,000	05/09/2016	CITI	(105,986)
AUD	2,049,000	USD	1,558,766	06/03/2016	CITI	(2,796)
CHF	4,508,000	USD	4,706,418	06/03/2016	BNP	(1,125)
CHF	858,000	USD	895,850	06/03/2016	CITI	(299)
DKK	2,623,000	USD	403,968	06/03/2016	BNP	(49)
DKK	1,260,000	USD	194,086	06/03/2016	CITI	(57)
EUR	2,646,000	USD	3,033,427	06/03/2016	CITI	(925)
GBP	1,637,000	USD	2,392,489	06/03/2016	CITI	(420)
HKD	12,171,000	USD	1,569,746	06/03/2016	BNP	(230)
HKD	5,338,000	USD	688,403	06/03/2016	CITI	(40)
ILS	1,201,000	USD	321,808	06/03/2016	BNP	(243)
ILS	227,000	USD	60,837	06/03/2016	CITI	(58)
NOK	477,000	USD	59,280	06/03/2016	CITI	(47)
NZD	25,000	USD	17,429	06/03/2016	CITI	(2)
SEK	9,259,000	USD	1,154,320	06/03/2016	BNP	(90)
SGD	170,000	USD	126,448	06/03/2016	BNP	(139)
SGD	389,000	USD	289,113	06/03/2016	CITI	(88)
USD	167,368,122	CHF	161,891,000	06/03/2016	BNP	(1,608,049)
USD	173,940,328	CHF	168,249,000	06/03/2016	CITI	(1,672,102)
USD	33,947,922	DKK	222,678,000	06/03/2016	BNP	(342,518)
USD	41,155,690	DKK	270,048,000	06/03/2016	CITI	(429,310)
USD	539,238,816	EUR	475,215,000	06/03/2016	BNP	(5,391,031)
USD	627,736,825	EUR	553,552,000	06/03/2016	CITI	(6,672,740)
USD	346,705,121	GBP	238,010,000	06/03/2016	BNP	(1,087,393)
USD	393,524,769	GBP	270,188,000	06/03/2016	CITI	(1,287,902)
USD	52,411,556	HKD	406,547,000	06/03/2016	BNP	(14,843)
USD	68,669,675	HKD	532,602,000	06/03/2016	CITI	(12,186)
USD	12,467,479	ILS	46,780,000	06/03/2016	BNP	(57,790)
USD	11,272,947	ILS	42,297,000	06/03/2016	CITI	(52,005)
USD	450,164,560	JPY	48,848,003,000	06/03/2016	BNP	(9,222,272)
USD	453,402,280	JPY	49,233,276,000	06/03/2016	CITI	(9,607,819)
USD	11,149,154	NOK	90,843,000	06/03/2016	BNP	(131,655)
USD	11,775,856	NOK	96,048,000	06/03/2016	CITI	(151,306)
USD	3,671,431	NZD	5,295,000	06/03/2016	BNP	(19,607)
USD	2,960,338	NZD	4,267,000	06/03/2016	CITI	(14,102)
USD	52,316,863	SEK	422,133,000	06/03/2016	BNP	(306,363)
USD	59,885,810	SEK	483,533,000	06/03/2016	CITI	(391,559)
USD	21,053,998	SGD	28,385,000	06/03/2016	BNP	(35,919)
USD	29,944,383	SGD	40,380,000	06/03/2016	CITI	(57,761)

						(115,543,696)

				Net unrealized depreciation		$(71,253,587)

120

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE ETF

April 30, 2016

Counterparties:

BNP — BNP Paribas SA

CITI — Citibank N.A.

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

121

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 101.08%

EXCHANGE-TRADED FUNDS — 101.08%
iShares MSCI EAFE Small-Cap ETF[a]	163,499	$8,238,715

		8,238,715

TOTAL INVESTMENT COMPANIES
(Cost: $8,057,840)		8,238,715

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	4,238	4,238

		4,238

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,238)		4,238

TOTAL INVESTMENTS IN SECURITIES — 101.13%
(Cost: $8,062,078)		8,242,953
Other Assets, Less Liabilities — (1.13)%		(91,876)

NET ASSETS — 100.00%		$8,151,077

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	353,000	USD	364,584	05/09/2016	BNP	$3,484
DKK	1,010,000	USD	154,024	05/09/2016	BNP	1,394
EUR	1,781,000	USD	2,019,504	05/09/2016	BNP	20,181
GBP	1,116,000	USD	1,625,585	05/09/2016	BNP	5,084
HKD	1,556,000	USD	200,566	05/09/2016	BNP	40
ILS	342,000	USD	91,120	05/09/2016	BNP	416
JPY	287,927,000	USD	2,648,580	05/09/2016	BNP	57,662
NOK	1,187,000	USD	145,634	05/09/2016	BNP	1,783
NZD	139,000	USD	96,513	05/09/2016	BNP	511
SEK	3,619,000	USD	448,138	05/09/2016	BNP	2,614
SGD	228,000	USD	169,221	05/09/2016	BNP	293
USD	487,272	AUD	635,000	05/09/2016	BNP	4,569
USD	10,459	CHF	10,000	05/09/2016	BNP	32
USD	200,826	HKD	1,557,000	05/09/2016	BNP	91
AUD	5,000	USD	3,794	06/03/2016	BNP	3
EUR	25,000	USD	28,646	06/03/2016	BNP	6
GBP	18,000	USD	26,297	06/03/2016	BNP	6
JPY	10,249,000	USD	96,109	06/03/2016	BNP	277
NOK	15,000	USD	1,860	06/03/2016	BNP	3
NZD	2,000	USD	1,393	06/03/2016	BNP	2

122

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EAFE SMALL-CAP ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
SGD	2,000	USD	1,486	06/03/2016	BNP	$—
USD	482,723	AUD	635,000	06/03/2016	BNP	517
USD	18,341	EUR	16,000	06/03/2016	BNP	4
USD	2,930	GBP	2,000	06/03/2016	BNP	7

						98,979

AUD	635,000	USD	483,254	05/09/2016	BNP	(551)
CHF	1,000	USD	1,044	05/09/2016	BNP	(1)
HKD	1,000	USD	129	05/09/2016	BNP	—
USD	357,839	CHF	344,000	05/09/2016	BNP	(845)
USD	153,679	DKK	1,010,000	05/09/2016	BNP	(1,740)
USD	2,019,817	EUR	1,781,000	05/09/2016	BNP	(19,868)
USD	1,610,800	GBP	1,116,000	05/09/2016	BNP	(19,869)
USD	90,677	ILS	342,000	05/09/2016	BNP	(859)
USD	2,560,916	JPY	287,927,000	05/09/2016	BNP	(145,326)
USD	142,838	NOK	1,187,000	05/09/2016	BNP	(4,579)
USD	96,180	NZD	139,000	05/09/2016	BNP	(845)
USD	444,068	SEK	3,619,000	05/09/2016	BNP	(6,683)
USD	168,891	SGD	228,000	05/09/2016	BNP	(623)
CHF	8,000	USD	8,354	06/03/2016	BNP	(4)
DKK	33,000	USD	5,082	06/03/2016	BNP	(1)
HKD	28,000	USD	3,611	06/03/2016	BNP	(1)
ILS	11,000	USD	2,947	06/03/2016	BNP	(2)
NZD	3,000	USD	2,094	06/03/2016	BNP	(3)
SEK	83,000	USD	10,349	06/03/2016	BNP	(2)
SGD	2,000	USD	1,488	06/03/2016	BNP	(2)
USD	364,943	CHF	353,000	06/03/2016	BNP	(3,506)
USD	124,402	DKK	816,000	06/03/2016	BNP	(1,255)
USD	2,020,947	EUR	1,781,000	06/03/2016	BNP	(20,204)
USD	1,625,658	GBP	1,116,000	06/03/2016	BNP	(5,099)
USD	203,047	HKD	1,575,000	06/03/2016	BNP	(58)
USD	90,614	ILS	340,000	06/03/2016	BNP	(420)
USD	2,617,133	JPY	284,193,000	06/03/2016	BNP	(55,536)
USD	151,573	NOK	1,235,000	06/03/2016	BNP	(1,788)
USD	96,379	NZD	139,000	06/03/2016	BNP	(515)
USD	448,519	SEK	3,619,000	06/03/2016	BNP	(2,626)
USD	168,373	SGD	227,000	06/03/2016	BNP	(287)

						(293,098)

				Net unrealized depreciation		$(194,119)

Counterparty:

BNP — BNP Paribas SA

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

123

Schedule of Investments (Unaudited)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.67%

EXCHANGE-TRADED FUNDS — 100.67%
iShares MSCI Europe Small-Cap ETF[a]	54,437	$2,487,227

		2,487,227

TOTAL INVESTMENT COMPANIES
(Cost: $2,491,951)		2,487,227

TOTAL INVESTMENTS IN SECURITIES — 100.67%
(Cost: $2,491,951)		2,487,227
Other Assets, Less Liabilities — (0.67)%		(16,636)

NET ASSETS — 100.00%		$2,470,591

[a]	Affiliated issuer. See Note 2.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	183,000	USD	188,967	05/04/2016	BNP	$1,805
DKK	527,000	USD	80,356	05/04/2016	BNP	727
EUR	928,000	USD	1,052,157	05/04/2016	BNP	10,480
GBP	584,000	USD	850,584	05/04/2016	BNP	2,728
NOK	616,000	USD	75,579	05/04/2016	BNP	925
SEK	1,886,000	USD	233,500	05/04/2016	BNP	1,364
USD	4,183	CHF	4,000	05/04/2016	BNP	13
USD	855,502	GBP	584,000	05/04/2016	BNP	2,189
GBP	2,000	USD	2,922	06/03/2016	BNP	1
USD	17,194	EUR	15,000	06/03/2016	BNP	3
USD	7,325	GBP	5,000	06/03/2016	BNP	18
USD	624	SEK	5,000	06/03/2016	BNP	1

						20,254

CHF	2,000	USD	2,087	05/04/2016	BNP	(2)
GBP	584,000	USD	855,502	05/04/2016	BNP	(2,189)
USD	188,244	CHF	181,000	05/04/2016	BNP	(443)
USD	80,172	DKK	527,000	05/04/2016	BNP	(911)
USD	1,052,238	EUR	928,000	05/04/2016	BNP	(10,399)
USD	842,930	GBP	584,000	05/04/2016	BNP	(10,382)
USD	74,125	NOK	616,000	05/04/2016	BNP	(2,379)
USD	231,372	SEK	1,886,000	05/04/2016	BNP	(3,492)
DKK	9,000	USD	1,386	06/03/2016	BNP	—
SEK	10,000	USD	1,247	06/03/2016	BNP	—
USD	189,191	CHF	183,000	06/03/2016	BNP	(1,818)
USD	64,640	DKK	424,000	06/03/2016	BNP	(652)
USD	1,049,622	EUR	925,000	06/03/2016	BNP	(10,494)
USD	844,876	GBP	580,000	06/03/2016	BNP	(2,650)
USD	79,416	NOK	647,000	06/03/2016	BNP	(928)
USD	233,121	SEK	1,881,000	06/03/2016	BNP	(1,365)

						(48,104)

				Net unrealized depreciation		$(27,850)

124

Schedule of Investments (Unaudited) (Continued)

iSHARES® CURRENCY HEDGED MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Counterparty:

BNP — BNP Paribas SA

Currency Abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See accompanying notes to schedules of investments.

125

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.03%

AUSTRALIA — 4.07%
AGL Energy Ltd.	2,605	$36,361
Amcor Ltd./Australia	2,505	29,440
Aristocrat Leisure Ltd.	2,545	19,422
Asciano Ltd.	2,486	16,752
Aurizon Holdings Ltd.	4,955	16,147
CIMIC Group Ltd.	455	12,427
CSL Ltd.	1,135	91,104
James Hardie Industries PLC	2,265	32,030
Macquarie Group Ltd.	1,130	54,760
Qantas Airways Ltd.	3,196	7,854
Sydney Airport	6,215	32,300
TPG Telecom Ltd.	1,250	10,217
Transurban Group	8,010	70,787
Treasury Wine Estates Ltd.	3,851	27,390
Westfield Corp.	7,895	60,853

		517,844
AUSTRIA — 0.18%
Erste Group Bank AGa	785	22,585

		22,585
BELGIUM — 1.50%
Ageas	1,200	47,087
Colruyt SA	260	14,973
Delhaize Group	475	49,796
KBC Groep NV	545	30,605
Telenet Group Holding NVa	145	7,208
UCB SA	550	41,167

		190,836
CANADA — 5.28%
Alimentation Couche-Tard Inc. Class B	2,050	90,013
CCL Industries Inc. Class B	160	29,347
Constellation Software Inc./Canada	125	48,932
Dollarama Inc.	930	67,163
George Weston Ltd.	185	16,081
Gildan Activewear Inc.	405	12,600
Intact Financial Corp.	460	34,098
Loblaw Companies Ltd.	715	39,517
Magna International Inc. Class A	1,490	62,688
Metro Inc.	1,215	40,730
Onex Corp.	320	19,883
Rogers Communications Inc. Class B	1,820	70,905
Sun Life Financial Inc.	2,075	70,900

Security	Shares	Value

Thomson Reuters Corp.	1,680	$69,260

		672,117
DENMARK — 4.37%
Chr Hansen Holding A/S	675	42,017
Danske Bank A/S	1,605	45,396
DSV A/S	959	40,362
ISS A/S	550	20,889
Novo Nordisk A/S Class B	5,500	307,150
Pandora A/S	389	50,523
Vestas Wind Systems A/S	546	39,070
William Demant Holding A/Sa	110	11,308

		556,715
FINLAND — 0.57%
Elisa OYJ	925	34,549
Neste OYJ	285	9,120
Nokian Renkaat OYJ	460	16,976
Orion OYJ Class B	325	11,338

		71,983
FRANCE — 8.81%
Airbus Group SE	1,695	106,018
Atos SE	275	24,470
Capgemini SA	680	63,499
Christian Dior SE	215	37,763
Cie. Generale des Etablissements Michelin Class B	405	42,281
Dassault Systemes	525	41,069
Essilor International SA	850	110,060
Hermes International	105	37,401
Ingenico Group SA	140	16,516
JCDecaux SA	335	14,801
Legrand SA	545	31,049
LVMH Moet Hennessy Louis Vuitton SE	1,095	181,978
Peugeot SAa	1,225	19,720
Safran SA	1,145	78,909
SCOR SE	710	24,180
Societe BIC SA	105	14,906
Thales SA	665	57,505
Veolia Environnement SA	2,377	58,411
Vinci SA	2,055	153,555
Wendel SA	70	8,090

		1,122,181
GERMANY — 11.00%
adidas AG	835	107,687

126

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

Beiersdorf AG	460	$41,285
Brenntag AG	565	33,139
Deutsche Boerse AG	960	78,826
Deutsche Telekom AG Registered	11,430	200,101
Deutsche Wohnen AG Bearer	1,436	43,988
Evonik Industries AG	345	10,932
Fresenius Medical Care AG & Co. KGaA	925	80,253
Fresenius SE & Co. KGaA	2,510	182,609
Hannover Rueck SE	390	44,481
Infineon Technologies AG	4,130	58,774
Osram Licht AG	610	31,842
ProSiebenSat.1 Media SE Registered	965	49,206
QIAGEN NVa	705	15,802
SAP SE	3,540	277,006
Symrise AG	535	35,454
Telefonica Deutschland Holding AG	1,835	9,319
United Internet AG Registered[b]	620	30,276
Vonovia SE	1,630	54,859
Zalando SEa,c,d	455	15,082

		1,400,921
HONG KONG — 0.05%
HK Electric Investments & HK Electric Investments Ltd.[c,d]	7,500	6,749

		6,749
IRELAND — 1.23%
CRH PLC	2,550	74,097
Kerry Group PLC Class A	785	70,013
Ryanair Holdings PLC ADR	155	12,547

		156,657
ISRAEL — 1.28%
Azrieli Group Ltd.	95	3,777
Bank Hapoalim BM	2,260	11,638
Bezeq The Israeli Telecommunication Corp. Ltd.	7,150	15,267
Mizrahi Tefahot Bank Ltd.	355	4,118
NICE-Systems Ltd.	235	15,136
Teva Pharmaceutical Industries Ltd.	2,020	113,705

		163,641
ITALY — 2.54%
Atlantia SpA	1,280	35,654
EXOR SpA	385	14,464
Finmeccanica SpA[a]	324	4,093
Intesa Sanpaolo SpA	40,085	111,105

Security	Shares	Value

Luxottica Group SpA	890	$48,491
Mediobanca SpA	1,625	13,354
Prysmian SpA	850	20,045
Telecom Italia SpA/Milano[a,d]	41,060	39,974
Terna Rete Elettrica Nazionale SpA	6,365	35,897

		323,077
JAPAN — 33.44%
Acom Co. Ltd.[a]	2,500	13,599
Aeon Co. Ltd.	3,500	53,762
Aisin Seiki Co. Ltd.	500	20,235
Ajinomoto Co. Inc.	500	11,940
Alfresa Holdings Corp.	1,000	19,982
Alps Electric Co. Ltd.	1,000	18,599
ANA Holdings Inc.	5,000	14,393
Aozora Bank Ltd.	5,000	18,272
ASICS Corp.	500	10,332
Bandai Namco Holdings Inc.	500	10,935
Casio Computer Co. Ltd.[d]	500	9,884
Chubu Electric Power Co. Inc.	2,500	33,892
Chugai Pharmaceutical Co. Ltd.	500	17,571
Chugoku Electric Power Co. Inc. (The)	1,000	13,328
Concordia Financial Group Ltd.[a]	5,000	23,945
Credit Saison Co. Ltd.	500	9,524
Dai-ichi Life Insurance Co. Ltd. (The)	2,500	31,987
Daiichi Sankyo Co. Ltd.	3,000	72,929
Daiwa House Industry Co. Ltd.	3,000	83,079
Dentsu Inc.	1,000	52,993
Don Quijote Holdings Co. Ltd.	500	18,576
East Japan Railway Co.	1,500	137,726
Eisai Co. Ltd.	1,000	63,881
FUJIFILM Holdings Corp.	1,500	64,054
Hankyu Hanshin Holdings Inc.	5,000	32,478
Hokuriku Electric Power Co.	500	6,711
Hoya Corp.	1,500	59,736
Iida Group Holdings Co. Ltd.	500	9,771
Isetan Mitsukoshi Holdings Ltd.	1,000	11,066
ITOCHU Corp.	3,500	46,287
J Front Retailing Co. Ltd.	500	6,267
Japan Airlines Co. Ltd.	500	18,473
Japan Exchange Group Inc.	2,000	31,329
Japan Tobacco Inc.	2,000	84,677
Kajima Corp.	5,000	32,011
Kakaku.com Inc.	500	9,313
Kansai Electric Power Co. Inc. (The)[a]	3,000	27,399

127

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

Kao Corp.	2,000	$114,323
KDDI Corp.	4,500	133,282
Keihan Holdings Co. Ltd.	5,000	37,011
Kirin Holdings Co. Ltd.	2,500	37,186
Koito Manufacturing Co. Ltd.	500	22,618
Konami Holdings Corp.	500	16,052
Kyushu Electric Power Co. Inc.	1,500	15,589
Kyushu Financial Group Inc.	1,500	8,159
Lawson Inc.	500	39,721
M3 Inc.	500	14,066
Makita Corp.	500	32,338
Marui Group Co. Ltd.	1,000	15,823
Medipal Holdings Corp.	1,000	16,440
MEIJI Holdings Co. Ltd.	1,000	80,191
Mitsubishi Chemical Holdings Corp.	4,000	21,750
Mitsubishi Tanabe Pharma Corp.	500	9,173
Mitsubishi UFJ Financial Group Inc.	25,000	121,524
Mitsui Chemicals Inc.	5,000	17,384
Mizuho Financial Group Inc.	72,500	113,702
MS&AD Insurance Group Holdings Inc.	1,500	41,616
Murata Manufacturing Co. Ltd.	500	69,139
Nexon Co. Ltd.	500	7,776
Nidec Corp.	500	38,249
Nintendo Co. Ltd.	500	70,821
Nippon Telegraph & Telephone Corp.	3,000	136,380
Nisshin Seifun Group Inc.	1,500	25,221
Nitori Holdings Co. Ltd.	500	48,040
Nitto Denko Corp.	500	28,207
Nomura Real Estate Holdings Inc.	500	9,458
Nomura Research Institute Ltd.	500	18,178
NTT Data Corp.	500	26,824
NTT DOCOMO Inc.	5,000	121,361
Obayashi Corp.	5,000	50,516
Obic Co. Ltd.	500	27,151
Oji Holdings Corp.	5,000	21,169
Ono Pharmaceutical Co. Ltd.	2,500	116,314
Otsuka Corp.	500	24,861
Otsuka Holdings Co. Ltd.	1,000	40,151
Park24 Co. Ltd.	500	14,417
Santen Pharmaceutical Co. Ltd.	1,000	14,917
Secom Co. Ltd.	500	39,464
Sekisui House Ltd.	2,500	45,131
Seven & I Holdings Co. Ltd.	2,500	106,150
Shikoku Electric Power Co. Inc.	500	6,351
Shimizu Corp.	5,000	45,937

Security	Shares	Value

Shionogi & Co. Ltd.	1,500	$79,111
Shiseido Co. Ltd.	2,000	46,451
Sohgo Security Services Co. Ltd.	500	28,693
Sompo Japan Nipponkoa Holdings Inc.	1,000	27,483
Sony Corp.	4,000	103,855
Sony Financial Holdings Inc.	500	6,496
Sumitomo Chemical Co. Ltd.	5,000	23,646
Suntory Beverage & Food Ltd.	500	22,384
Suzuken Co. Ltd./Aichi Japan	500	17,875
Suzuki Motor Corp.	1,000	28,740
Sysmex Corp.	500	32,712
Taisei Corp.	5,000	34,955
Takeda Pharmaceutical Co. Ltd.	2,000	98,360
Teijin Ltd.	5,000	18,552
Terumo Corp.	1,000	39,488
Tohoku Electric Power Co. Inc.	1,500	19,739
Tokio Marine Holdings Inc.	1,500	51,717
Tokyo Electric Power Co. Holdings Inc.[a]	7,500	41,357
Tokyu Corp.	5,000	44,348
Toray Industries Inc.	5,000	43,306
TOTO Ltd.	500	17,781
Toyo Seikan Group Holdings Ltd.	1,000	20,515
Toyo Suisan Kaisha Ltd.	500	18,225
Trend Micro Inc./Japan	500	19,557
USS Co. Ltd.	500	8,197
West Japan Railway Co.	1,000	62,414
Yamada Denki Co. Ltd.	2,000	10,281
Yamaha Corp.	1,000	29,908

		4,257,213
NETHERLANDS — 5.71%
Heineken Holding NV	625	51,605
Heineken NV	1,240	116,246
Koninklijke Ahold NV	3,467	75,448
Koninklijke KPN NV	8,240	32,418
NN Group NV	840	29,113
Randstad Holding NV	495	26,593
RELX NV	2,235	37,515
TNT Express NVa	1,655	15,026
Unilever NV CVA	6,370	279,906
Wolters Kluwer NV	1,662	63,265

		727,135
NEW ZEALAND — 0.15%
Auckland International Airport Ltd.	4,440	19,094

		19,094

128

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

NORWAY — 0.42%
Orkla ASA	4,905	$42,822
Schibsted ASA	365	10,648

		53,470
PORTUGAL — 0.14%
Jeronimo Martins SGPS SA	1,080	17,676

		17,676
SPAIN — 3.13%
Aena SAa,c	360	51,355
Amadeus IT Holding SA Class A	1,220	55,530
Endesa SA	780	16,380
Ferrovial SA	2,511	54,039
Industria de Diseno Textil SA	6,060	194,586
International Consolidated Airlines Group SA	3,385	26,034

		397,924
SWEDEN — 1.45%
Assa Abloy AB	3,535	74,203
Svenska Cellulosa AB SCA Class B	3,505	110,492

		184,695
SWITZERLAND — 4.39%
Actelion Ltd. Registered	320	51,748
Barry Callebaut AG Registered	10	11,758
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	7	42,869
EMS-Chemie Holding AG Registered	30	14,843
Galenica AG Registered	30	43,881
Julius Baer Group Ltd.	510	21,821
Lonza Group AG Registered	200	33,302
Partners Group Holding AG	100	41,210
Swiss Re AG	1,300	115,420
UBS Group AG	10,510	182,020

		558,872
UNITED KINGDOM — 9.32%
Admiral Group PLC	660	17,954
Associated British Foods PLC	1,535	68,898
Barratt Developments PLC	4,185	32,645
Capita PLC	2,450	35,926
Carnival PLC	890	44,289
Coca-Cola HBC AGa	735	15,074
Croda International PLC	440	19,408

Security	Shares	Value

Direct Line Insurance Group PLC	7,110	$37,693
Dixons Carphone PLC	2,926	18,225
Hargreaves Lansdown PLC	1,080	20,346
Imperial Brands PLC	3,800	206,995
Inmarsat PLC	1,535	20,901
ITV PLC	10,070	33,220
London Stock Exchange Group PLC	820	32,589
Marks & Spencer Group PLC	3,360	20,845
Mondi PLC	1,355	25,963
Next PLC	550	40,970
Persimmon PLC	1,180	34,347
Provident Financial PLC	855	36,497
Reckitt Benckiser Group PLC	2,485	242,224
Sage Group PLC (The)	4,875	42,277
Segro PLC	2,035	12,452
Sky PLC	3,240	44,544
Sports Direct International PLC[a]	765	4,317
Taylor Wimpey PLC	16,700	45,087
Wolseley PLC	580	32,465

		1,186,151

TOTAL COMMON STOCKS (Cost: $11,952,576)		12,607,536
PREFERRED STOCKS — 0.32%
GERMANY — 0.12%
Fuchs Petrolub SE	355	15,188

		15,188
ITALY — 0.20%
Intesa Sanpaolo SpA	2,790	7,337
Telecom Italia SpA/Milano	23,660	18,563

		25,900

TOTAL PREFERRED STOCKS (Cost: $48,730)		41,088

SHORT-TERM INVESTMENTS — 0.50%

MONEY MARKET FUNDS — 0.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	59,464	59,464
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	3,244	3,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	985	985

		63,693

TOTAL SHORT-TERM INVESTMENTS (Cost: $63,693)		63,693

129

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL MOMENTUM FACTOR ETF

April 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 99.85% (Cost: $12,064,999)	$12,712,317
Other Assets, Less Liabilities — 0.15%	18,803

NET ASSETS — 100.00%	$12,731,120

ADR American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

130

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.02%

AUSTRALIA — 5.11%
Amcor Ltd./Australia	3,186	$37,444
ASX Ltd.	1,026	34,240
Bendigo & Adelaide Bank Ltd.	2,058	14,638
Brambles Ltd.	4,140	39,430
Cochlear Ltd.	180	14,840
CSL Ltd.	1,560	125,218
Flight Centre Travel Group Ltd.[a]	264	7,920
Goodman Group	6,732	35,398
GPT Group (The)	7,998	30,701
LendLease Group	2,286	22,156
Orica Ltd.	630	7,356
Platinum Asset Management Ltd.	1,209	5,591
QBE Insurance Group Ltd.	5,376	45,745
REA Group Ltd.	354	13,756
Rio Tinto Ltd.	1,075	42,291
Seek Ltd.	708	8,845
Telstra Corp. Ltd.	30,702	125,586
TPG Telecom Ltd.	1,926	15,742
Westfield Corp.	8,220	63,358
Woodside Petroleum Ltd.	2,670	57,746
Woolworths Ltd.	2,106	35,535

		783,536
AUSTRIA — 0.07%
Andritz AG	180	10,083

		10,083
BELGIUM — 0.29%
Colruyt SA	168	9,675
Proximus SADP	774	26,041
Umicore SA	186	9,272

		44,988
CANADA — 6.22%
Alimentation Couche-Tard Inc. Class B	768	33,722
Canadian Imperial Bank of Commerce/Canada	1,848	149,510
Canadian National Railway Co.	2,406	148,401
Canadian Pacific Railway Ltd.	468	67,637
Canadian Utilities Ltd. Class A	372	10,718
CCL Industries Inc. Class B	66	12,106
CGI Group Inc. Class Ab	600	27,457
CI Financial Corp.	1,704	37,791
Constellation Software Inc./Canada	48	18,790

Security	Shares	Value

Dollarama Inc.	654	$47,230
Great-West Lifeco Inc.	1,494	44,035
IGM Financial Inc.	342	10,785
Imperial Oil Ltd.	996	33,086
Industrial Alliance Insurance & Financial Services Inc.	390	12,983
Intact Financial Corp.	606	44,920
Jean Coutu Group PJC Inc. (The) Class A	90	1,371
Keyera Corp.	552	17,808
Linamar Corp.	186	8,068
Magna International Inc. Class A	1,680	70,682
Methanex Corp.	150	5,255
Metro Inc.	384	12,873
Peyto Exploration & Development Corp.	462	11,814
Potash Corp. of Saskatchewan Inc.	1,807	32,026
Power Financial Corp.	1,104	29,076
PrairieSky Royalty Ltd.	1,296	27,335
Saputo Inc.	348	10,960
TELUS Corp.	870	27,629

		954,068
DENMARK — 4.27%
Chr Hansen Holding A/S	228	14,192
Coloplast A/S Class B	462	34,652
DSV A/S	627	26,389
Novo Nordisk A/S Class B	7,920	442,295
Novozymes A/S Class B	792	37,965
Pandora A/S	627	81,435
Tryg A/S	618	11,669
William Demant Holding A/Sb	66	6,785

		655,382
FINLAND — 1.79%
Elisa OYJ	906	33,839
Fortum OYJ	1,146	17,273
Kone OYJ Class B	1,596	72,827
Metso OYJ	246	5,914
Nokian Renkaat OYJ	438	16,164
Orion OYJ Class B	372	12,978
Sampo OYJ Class A	2,226	97,214
Wartsila OYJ Abp	432	18,525

		274,734
FRANCE — 5.12%
Air Liquide SA	786	89,124
Airbus Group SE	1,806	112,961
AXA SA	8,346	210,443

131

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

Bureau Veritas SA	762	$18,066
Hermes International	138	49,156
L’Oreal SA	366	66,422
Legrand SA	678	38,625
SCOR SE	636	21,660
Societe BIC SA	96	13,629
Technip SA	270	15,805
Unibail-Rodamco SE	384	102,917
Valeo SA	294	46,621

		785,429
GERMANY — 6.88%
Allianz SE Registered	1,650	280,167
BASF SE	2,112	174,529
Beiersdorf AG	168	15,078
Continental AG	372	81,720
Deutsche Boerse AG	1,086	89,172
Deutsche Post AG Registered	2,250	66,075
Evonik Industries AG	288	9,126
Hannover Rueck SE	282	32,163
Henkel AG & Co. KGaA	162	16,464
HUGO BOSS AG	384	24,493
RTL Group SAb	198	16,546
SAP SE	2,670	208,928
Symrise AG	240	15,905
United Internet AG Registered[c]	522	25,490

		1,055,856
HONG KONG — 8.06%
AIA Group Ltd.	55,200	332,316
Bank of East Asia Ltd. (The)[a]	4,800	17,481
Cheung Kong Infrastructure Holdings Ltd.	2,000	18,911
Cheung Kong Property Holdings Ltd.	18,000	123,563
CK Hutchison Holdings Ltd.	6,000	71,933
CLP Holdings Ltd.	6,000	55,497
Hang Lung Properties Ltd.	6,000	11,973
Hang Seng Bank Ltd.	3,600	65,436
Henderson Land Development Co. Ltd.	6,200	38,764
Hong Kong & China Gas Co. Ltd.	24,800	46,293
Hong Kong Exchanges and Clearing Ltd.	6,900	174,608
Hysan Development Co. Ltd.	3,000	13,284
Li & Fung Ltd.	24,000	14,882
Link REIT	9,000	54,704
MGM China Holdings Ltd.	4,800	6,745
Power Assets Holdings Ltd.	3,000	28,599
Sands China Ltd.	12,000	43,005

Security	Shares	Value

Sino Land Co. Ltd.	12,000	$18,904
SJM Holdings Ltd.	6,000	4,038
Sun Hung Kai Properties Ltd.	6,000	75,839
Swire Properties Ltd.	4,800	12,499
Wynn Macau Ltd.	4,800	6,868

		1,236,142
IRELAND — 0.20%
Kerry Group PLC Class A	264	23,546
Ryanair Holdings PLC ADR	96	7,771

		31,317
ISRAEL — 0.21%
Check Point Software Technologies Ltd.[b]	252	20,883
Israel Chemicals Ltd.	1,158	5,752
Taro Pharmaceutical Industries Ltd.[b]	36	5,031

		31,666
ITALY — 0.47%
Snam SpA	6,462	39,449
Tenaris SA	1,494	20,157
UnipolSai SpA	5,592	13,053

		72,659
JAPAN — 9.70%
ABC-Mart Inc.	100	6,692
Aeon Mall Co. Ltd.	600	8,585
Calbee Inc.	100	4,042
Daito Trust Construction Co. Ltd.	600	86,892
Daiwa House Industry Co. Ltd.	2,400	66,463
FANUC Corp.	600	92,556
Fuji Heavy Industries Ltd.	2,400	83,353
GungHo Online Entertainment Inc.[a]	1,800	4,845
Iyo Bank Ltd. (The)	1,200	8,210
Japan Airlines Co. Ltd.	100	3,695
Japan Exchange Group Inc.	3,000	46,993
Japan Tobacco Inc.	1,800	76,209
JSR Corp.	600	8,529
Kakaku.com Inc.	600	11,176
Kansai Paint Co. Ltd.	600	10,890
KDDI Corp.	9,000	266,564
Keyence Corp.	100	62,769
Koito Manufacturing Co. Ltd.	600	27,142
Kuraray Co. Ltd.	1,200	15,769
Kyushu Financial Group Inc.	1,800	9,791
M3 Inc.	600	16,879
Mitsubishi Motors Corp.	3,000	12,589
Murata Manufacturing Co. Ltd.	600	82,967

132

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

Nabtesco Corp.	600	$14,064
Nippon Paint Holdings Co. Ltd.	600	16,554
Nitori Holdings Co. Ltd.	600	57,648
Nitto Denko Corp.	600	33,848
NTT DOCOMO Inc.	6,000	145,633
Osaka Gas Co. Ltd.	6,000	22,252
Seven Bank Ltd.	4,200	18,489
Shimano Inc.	200	30,058
Shin-Etsu Chemical Co. Ltd.	600	34,785
Sony Financial Holdings Inc.	1,200	15,590
T&D Holdings Inc.	2,400	24,259
Trend Micro Inc./Japan	600	23,468
USS Co. Ltd.	600	9,836
Yahoo Japan Corp.	6,000	27,814

		1,487,898
NETHERLANDS — 2.71%
ASML Holding NV	1,092	105,561
Boskalis Westminster	258	10,758
Koninklijke Ahold NV	1,122	24,416
RELX NV	5,953	99,922
Unilever NV CVA	3,984	175,062

		415,719
NEW ZEALAND — 0.09%
Contact Energy Ltd.	2,370	8,419
Ryman Healthcare Ltd.	798	4,983

		13,402
NORWAY — 0.59%
Gjensidige Forsikring ASA	1,050	17,982
Statoil ASA	3,264	57,681
Yara International ASA	360	14,413

		90,076
PORTUGAL — 0.06%
Jeronimo Martins SGPS SA	546	8,936

		8,936
SINGAPORE — 1.67%
Ascendas REIT	7,946	14,544
CapitaLand Commercial Trust Ltd.	9,000	9,576
CapitaLand Mall Trust	9,600	14,785
City Developments Ltd.	1,200	7,446
ComfortDelGro Corp. Ltd.	4,800	10,321
Keppel Corp. Ltd.	3,600	14,464
Sembcorp Marine Ltd[a]	2,400	2,982
Singapore Exchange Ltd.	6,000	33,615
Singapore Technologies Engineering Ltd.	6,000	14,374

Security	Shares	Value

Singapore Telecommunications Ltd.	42,600	$122,344
UOL Group Ltd.	1,800	8,223
Yangzijiang Shipbuilding Holdings Ltd.	6,000	4,419

		257,093
SPAIN — 2.21%
Distribuidora Internacional de Alimentacion SA	2,136	11,856
Endesa SA	2,244	47,124
Iberdrola SA	6,276	44,596
Industria de Diseno Textil SA	6,012	193,044
Mapfre SA	10,217	25,920
Zardoya Otis SA	1,536	16,308

		338,848
SWEDEN — 3.55%
Alfa Laval AB	750	11,836
Assa Abloy AB	2,490	52,268
Atlas Copco AB Class A	2,334	60,456
Atlas Copco AB Class B	1,650	39,633
Boliden AB	522	9,109
Hennes & Mauritz AB Class B	5,766	205,198
Investment AB Kinnevik Class B	1,656	47,683
Investor AB Class B	2,100	77,142
Skanska AB Class B	1,098	24,171
SKF AB Class B	930	17,145

		544,641
SWITZERLAND — 12.61%
ABB Ltd. Registered	5,658	119,712
Actelion Ltd. Registered	348	56,275
Adecco SA Registered	444	28,604
EMS-Chemie Holding AG Registered	30	14,843
Geberit AG Registered	174	66,859
Givaudan SA Registered	24	47,324
Kuehne + Nagel International AG Registered	264	38,064
Nestle SA Registered	5,220	389,390
Partners Group Holding AG	126	51,925
Roche Holding AG	2,148	543,443
Schindler Holding AG Participation Certificates	168	30,620
Schindler Holding AG Registered	78	14,347
SGS SA Registered	24	52,858
Sika AG Bearer	6	25,559
Swiss Life Holding AG Registered	108	27,279
Swiss Re AG	1,230	109,205

133

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

Swisscom AG Registered	144	$73,089
Syngenta AG Registered	228	91,343
Zurich Insurance Group AG	690	154,557

		1,935,296
UNITED KINGDOM — 27.14%
Aberdeen Asset Management PLC	6,066	26,543
Admiral Group PLC	1,590	43,253
Aggreko PLC	606	9,650
ARM Holdings PLC	4,878	66,992
Associated British Foods PLC	492	22,083
AstraZeneca PLC	3,504	201,625
Babcock International Group PLC	630	8,744
BAE Systems PLC	10,572	73,919
BHP Billiton PLC	3,810	52,079
British American Tobacco PLC	3,492	213,314
British Land Co. PLC (The)	3,198	33,683
Bunzl PLC	1,386	41,399
Burberry Group PLC	2,142	37,309
Capita PLC	2,016	29,562
Centrica PLC	16,806	58,692
Cobham PLC	2,952	6,660
Compass Group PLC	7,644	136,500
Croda International PLC	510	22,495
Diageo PLC	4,572	123,636
Direct Line Insurance Group PLC	6,006	31,841
easyJet PLC	612	13,206
Experian PLC	2,808	51,459
GKN PLC	8,568	34,980
Hargreaves Lansdown PLC	2,028	38,205
ICAP PLC	3,036	20,836
IMI PLC	1,206	16,518
Imperial Brands PLC	1,956	106,548
Intertek Group PLC	540	25,764
ITV PLC	22,596	74,543
Johnson Matthey PLC	486	20,554
Legal & General Group PLC	29,538	96,536
London Stock Exchange Group PLC	1,386	55,084
Marks & Spencer Group PLC	5,268	32,682
Meggitt PLC	1,836	11,046
Mondi PLC	943	18,069
National Grid PLC	9,594	137,001
Next PLC	480	35,755
Old Mutual PLC	17,778	48,310
Persimmon PLC	1,308	38,073
Petrofac Ltd.	936	11,586

Security	Shares	Value

Provident Financial PLC	792	$33,808
Prudential PLC	12,804	252,745
Reckitt Benckiser Group PLC	1,416	138,024
RELX PLC	6,962	123,404
Rexam PLC	1,806	16,535
Rio Tinto PLC	2,916	98,269
Rolls-Royce Holdings PLC	5,340	52,372
Rolls-Royce Holdings PLC New[b]	379,140	555
Royal Dutch Shell PLC Class A	12,510	326,110
Royal Dutch Shell PLC Class B	13,298	347,917
SABMiller PLC	1,500	91,959
Sage Group PLC (The)	4,902	42,511
Schroders PLC	696	25,632
Shire PLC	2,087	130,269
Smith & Nephew PLC	2,196	37,188
Smiths Group PLC	1,182	19,185
Sports Direct International PLC[b]	966	5,451
St. James’s Place PLC	2,520	32,006
Tate & Lyle PLC	618	5,323
Travis Perkins PLC	606	16,405
Unilever PLC	3,042	136,116
Weir Group PLC (The)	468	8,227
Whitbread PLC	707	40,102
William Hill PLC	2,976	13,632
Wolseley PLC	786	43,995

		4,164,474

TOTAL COMMON STOCKS (Cost: $14,714,445)		15,192,243
PREFERRED STOCKS — 0.25%
GERMANY — 0.25%
Fuchs Petrolub SE	240	10,268
Henkel AG & Co. KGaA	252	28,771

		39,039

TOTAL PREFERRED STOCKS (Cost: $37,398)		39,039
SHORT-TERM INVESTMENTS — 0.17%
MONEY MARKET FUNDS — 0.17%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	22,473	22,473
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	1,226	1,226

134

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.28%[d,e]	1,711	$1,711

		25,410

TOTAL SHORT-TERM INVESTMENTS (Cost: $25,410)		25,410

TOTAL INVESTMENTS IN SECURITIES — 99.44% (Cost: $14,777,253)		15,256,692
Other Assets, Less Liabilities — 0.56%		85,908

NET ASSETS — 100.00%		$15,342,600

ADR — American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

135

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.82%
AUSTRALIA — 9.91%
AGL Energy Ltd.	787	$10,985
Alumina Ltd.	3,980	4,541
Amcor Ltd./Australia	782	9,190
AMP Ltd.	1,253	5,623
APA Group	1,435	9,582
Aristocrat Leisure Ltd.	641	4,892
Asciano Ltd.	892	6,011
ASX Ltd.	400	13,349
Aurizon Holdings Ltd.	1,911	6,227
AusNet Services	5,265	6,168
Australia & New Zealand Banking Group Ltd.	384	7,112
Bank of Queensland Ltd.	534	4,585
Bendigo & Adelaide Bank Ltd.	767	5,455
BHP Billiton Ltd.	470	7,417
Boral Ltd.	1,086	5,337
Brambles Ltd.	1,249	11,896
Caltex Australia Ltd.	159	3,944
CIMIC Group Ltd.	147	4,015
Coca-Cola Amatil Ltd.	896	5,881
Cochlear Ltd.	91	7,502
Commonwealth Bank of Australia	187	10,545
Computershare Ltd.	643	4,961
Crown Resorts Ltd.	520	4,687
CSL Ltd.	85	6,823
Dexus Property Group	1,358	8,726
DUET Group	2,387	4,099
Flight Centre Travel Group Ltd.[a]	95	2,850
Goodman Group	1,695	8,912
GPT Group (The)	3,171	12,172
Harvey Norman Holdings Ltd.	1,426	4,875
Healthscope Ltd.	1,357	2,817
Iluka Resources Ltd.	588	2,885
Incitec Pivot Ltd.	1,521	3,738
Insurance Australia Group Ltd.	1,802	7,935
James Hardie Industries PLC	380	5,374
LendLease Group	568	5,505
Macquarie Group Ltd.	99	4,798
Medibank Pvt Ltd.	3,773	9,041
Mirvac Group	5,320	7,592
National Australia Bank Ltd.	383	7,947
Newcrest Mining Ltd.[b]	151	2,186
Oil Search Ltd.	604	3,240

Security	Shares	Value

Orica Ltd.	203	$2,370
Origin Energy Ltd.	1,232	5,162
Platinum Asset Management Ltd.	703	3,251
QBE Insurance Group Ltd.	288	2,451
Ramsay Health Care Ltd.	156	7,732
REA Group Ltd.	96	3,730
Rio Tinto Ltd.	190	7,475
Santos Ltd.	994	3,641
Scentre Group	3,411	12,209
Seek Ltd.	239	2,986
Sonic Healthcare Ltd.	521	7,721
South32 Ltd.[b]	3,207	4,063
Stockland	2,505	8,354
Suncorp Group Ltd.	899	8,576
Sydney Airport	2,037	10,586
Tabcorp Holdings Ltd.	1,744	5,896
Tatts Group Ltd.	2,972	8,551
Telstra Corp. Ltd.	2,851	11,662
TPG Telecom Ltd.	437	3,572
Transurban Group	2,228	19,689
Treasury Wine Estates Ltd.	609	4,332
Vicinity Centres	4,690	11,883
Vocus Communications Ltd.	1,313	8,647
Wesfarmers Ltd.	323	10,543
Westfield Corp.	1,539	11,862
Westpac Banking Corp.	367	8,696
Woodside Petroleum Ltd.	290	6,272
Woolworths Ltd.	469	7,914

		481,246
AUSTRIA — 0.29%
Andritz AG	74	4,146
Erste Group Bank AGb	104	2,992
OMV AG	148	4,443
Voestalpine AG	75	2,704

		14,285
BELGIUM — 1.33%
Ageas	126	4,944
Anheuser-Busch InBev SA/NV	47	5,819
Colruyt SA	121	6,968
Delhaize Group	32	3,355
Groupe Bruxelles Lambert SA	152	13,428
KBC Groep NV	52	2,920
Proximus SADP	192	6,460
Solvay SA	53	5,358

136

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Telenet Group Holding NVb	100	$4,971
UCB SA	69	5,164
Umicore SA	108	5,384

		64,771
CANADA — 12.61%
Agnico Eagle Mines Ltd.	146	6,913
Agrium Inc.	59	5,093
Alimentation Couche-Tard Inc. Class B	95	4,171
AltaGas Ltd.	164	3,993
ARC Resources Ltd.	173	2,924
Atco Ltd./Canada Class I	282	9,226
Bank of Montreal	261	17,032
Bank of Nova Scotia (The)	320	16,810
BCE Inc.	394	18,508
Bombardier Inc. Class Bb	1,201	1,812
Brookfield Asset Management Inc. Class A	316	10,696
CAE Inc.	715	8,471
Cameco Corp.	204	2,557
Canadian Imperial Bank of Commerce/Canada	166	13,430
Canadian National Railway Co.	119	7,340
Canadian Natural Resources Ltd.	154	4,633
Canadian Pacific Railway Ltd.	27	3,902
Canadian Tire Corp. Ltd. Class A	100	10,911
Canadian Utilities Ltd. Class A	389	11,208
Cenovus Energy Inc.	247	3,922
CGI Group Inc. Class Ab	136	6,223
CI Financial Corp.	404	8,960
Constellation Software Inc./Canada	17	$6,655
Dollarama Inc.	127	9,172
Empire Co. Ltd. Class A	429	7,141
Enbridge Inc.	176	7,323
Fairfax Financial Holdings Ltd.	19	10,201
Finning International Inc.	166	2,955
First Capital Realty Inc.	1,157	18,760
Fortis Inc./Canada	573	18,206
Franco-Nevada Corp.	89	6,260
George Weston Ltd.	118	10,257
Gildan Activewear Inc.	222	6,907
Goldcorp Inc.	212	4,279
Great-West Lifeco Inc.	459	13,529
H&R REIT	663	11,602
Husky Energy Inc.	227	2,865

Security	Shares	Value

IGM Financial Inc.	242	$7,631
Imperial Oil Ltd.	176	5,847
Industrial Alliance Insurance & Financial Services Inc.	125	4,161
Intact Financial Corp.	250	18,531
Jean Coutu Group PJC Inc. (The) Class A	323	4,920
Keyera Corp.	157	5,065
Loblaw Companies Ltd.	105	5,803
Magna International Inc. Class A	101	4,249
Manulife Financial Corp.	302	4,460
Methanex Corp.	105	3,678
Metro Inc.	381	12,772
National Bank of Canada	338	12,100
Onex Corp.	164	10,190
Open Text Corp.	93	5,216
Pembina Pipeline Corp.	210	6,319
Peyto Exploration & Development Corp.	163	4,168
Potash Corp. of Saskatchewan Inc.	127	2,251
Power Corp. of Canada	406	9,883
Power Financial Corp.	398	10,482
Progressive Waste Solutions Ltd.	118	3,804
Restaurant Brands International Inc.	126	5,449
RioCan REIT	513	11,172
Rogers Communications Inc. Class B	256	9,974
Royal Bank of Canada	250	15,552
Saputo Inc.	390	12,283
Shaw Communications Inc. Class B	717	13,291
Silver Wheaton Corp.	250	5,247
Smart REIT	133	3,576
SNC-Lavalin Group Inc.	107	4,033
Sun Life Financial Inc.	200	6,834
Suncor Energy Inc.	162	4,763
TELUS Corp.	336	10,671
Thomson Reuters Corp.	331	13,646
Toronto-Dominion Bank (The)	334	14,892
Tourmaline Oil Corp.[b]	155	3,581
TransCanada Corp.	267	11,105
Valeant Pharmaceuticals International Inc.[b]	25	835
Vermilion Energy Inc.	112	3,858
West Fraser Timber Co. Ltd.	74	2,442
Yamana Gold Inc.	591	2,935

		612,516

137

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

DENMARK — 1.61%
AP Moeller — Maersk A/S Class A	3	$4,086
AP Moeller — Maersk A/S Class B	3	4,219
Carlsberg A/S Class B	90	8,767
Chr Hansen Holding A/S	57	3,548
Coloplast A/S Class B	72	5,400
Danske Bank A/S	245	6,930
DSV A/S	219	9,217
ISS A/S	120	4,557
Novo Nordisk A/S Class B	60	3,351
Novozymes A/S Class B	115	5,513
TDC A/S	1,181	6,045
Tryg A/S	407	7,685
William Demant Holding A/Sb	86	8,840

		78,158
FINLAND — 1.00%
Elisa OYJ	161	6,013
Fortum OYJ	350	5,275
Kone OYJ Class B	130	5,932
Metso OYJ	116	2,789
Neste OYJ	102	3,264
Nokia OYJ	359	2,118
Nokian Renkaat OYJ	62	2,288
Orion OYJ Class B	118	4,117
Sampo OYJ Class A	148	6,464
Stora Enso OYJ Class R	380	3,316
UPM-Kymmene OYJ	165	3,152
Wartsila OYJ Abp	88	3,774

		48,502
FRANCE — 7.66%
Accor SA	91	4,032
Aeroports de Paris	79	9,944
Air Liquide SA	87	9,865
Airbus Group SE	67	4,191
Alstom SAb	85	2,173
ArcelorMittal	1,873	10,580
Arkema SA	32	2,554
Atos SE	74	6,585
AXA SA	156	3,934
BNP Paribas SA	62	3,284
Bollore SA	881	3,491
Bouygues SA	87	2,902
Bureau Veritas SA	305	7,231
Capgemini SA	56	5,229
Carrefour SA	108	3,061

Security	Shares	Value

Casino Guichard Perrachon SA	74	$4,404
Christian Dior SE	28	4,918
Cie. de Saint-Gobain	69	3,161
Cie. Generale des Etablissements Michelin Class B	39	4,072
CNP Assurances	192	3,269
Credit Agricole SA	157	1,737
Danone SA	121	8,477
Dassault Systemes	95	7,432
Edenred	222	4,378
Electricite de France SA	155	2,227
Engie SA	224	3,694
Essilor International SA	53	6,863
Eurazeo SA	49	3,452
Eutelsat Communications SA	205	6,369
Fonciere des Regions	72	6,815
Gecina SA	55	7,956
Groupe Eurotunnel SE Registered	319	4,074
Hermes International	18	6,412
ICADE	68	5,355
Iliad SA	16	3,497
Imerys SA	79	5,833
Ingenico Group SA	34	4,011
JCDecaux SA	100	4,418
Kering	30	5,142
Klepierre	199	9,362
L’Oreal SA	57	10,344
Lagardere SCA	186	4,936
Legrand SA	92	5,241
LVMH Moet Hennessy Louis Vuitton SE	32	5,318
Natixis SA	374	2,063
Numericable-SFR SA	52	1,702
Orange SA	212	3,516
Pernod Ricard SA	75	8,099
Publicis Groupe SA	74	5,478
Remy Cointreau SA	64	5,313
Renault SA	19	1,834
Rexel SA	264	4,000
Safran SA	89	6,133
Sanofi	65	5,368
Schneider Electric SE	52	3,385
SCOR SE	285	9,706
SES SA	332	9,060
Societe BIC SA	39	5,537

138

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Societe Generale SA	46	$1,805
Sodexo SA	85	8,586
STMicroelectronics NV	444	2,728
Suez Environnement Co.	188	3,467
Technip SA	49	2,868
Thales SA	95	8,215
Total SA	117	5,887
Unibail-Rodamco SE	26	6,968
Valeo SA	18	2,854
Veolia Environnement SA	147	3,612
Vinci SA	100	7,472
Vivendi SA	292	5,605
Wendel SA	45	5,200
Zodiac Aerospace	140	3,283

		371,967
GERMANY — 4.87%
adidas AG	49	6,319
Allianz SE Registered	23	3,905
Axel Springer SE	90	5,026
BASF SE	54	4,462
Bayer AG Registered	21	2,423
Bayerische Motoren Werke AG	39	3,596
Beiersdorf AG	48	4,308
Brenntag AG	114	6,687
Commerzbank AG	310	2,897
Continental AG	16	3,515
Daimler AG Registered	42	2,920
Deutsche Bank AG Registered	248	4,678
Deutsche Boerse AG	91	7,472
Deutsche Lufthansa AG Registered	178	2,765
Deutsche Post AG Registered	153	4,493
Deutsche Telekom AG Registered	184	3,221
Deutsche Wohnen AG Bearer	236	7,229
E.ON SE	462	4,767
Evonik Industries AG	127	4,024
Fraport AG Frankfurt Airport Services Worldwide	107	6,478
Fresenius Medical Care AG & Co. KGaA	60	5,206
Fresenius SE & Co. KGaA	73	5,311
GEA Group AG	107	4,962
Hannover Rueck SE	61	6,957
HeidelbergCement AG	58	5,154
Henkel AG & Co. KGaA	38	3,862
HUGO BOSS AG	52	3,317

Security	Shares	Value

Infineon Technologies AG	361	$5,137
Lanxess AG	53	2,772
Linde AG	53	8,098
MAN SE	125	13,565
Merck KGaA	43	4,042
METRO AG	114	3,623
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	38	7,049
Osram Licht AG	67	3,497
ProSiebenSat.1 Media SE Registered	104	5,303
QIAGEN NVb	261	5,850
RTL Group SAb	46	3,844
RWE AGb	357	5,334
SAP SE	62	4,852
Siemens AG Registered	58	6,053
Symrise AG	117	7,754
Telefonica Deutschland Holding AG	598	3,037
ThyssenKrupp AG	229	5,327
United Internet AG Registered[c]	96	4,688
Volkswagen AG	17	2,694
Vonovia SE	173	5,823
Zalando SEb,d	65	2,155

		236,451
HONG KONG — 5.10%
AIA Group Ltd.	1,000	6,020
ASM Pacific Technology Ltd.	400	2,888
Bank of East Asia Ltd. (The)[a]	1,800	6,555
BOC Hong Kong Holdings Ltd.	2,500	7,493
Cathay Pacific Airways Ltd.	2,000	3,197
Cheung Kong Infrastructure Holdings Ltd.	1,000	9,456
Cheung Kong Property Holdings Ltd.	500	3,432
CK Hutchison Holdings Ltd.	500	5,994
CLP Holdings Ltd.	2,000	18,499
First Pacific Co. Ltd./Hong Kong	6,000	3,806
Hang Lung Properties Ltd.	1,000	1,996
Hang Seng Bank Ltd.	800	14,541
Henderson Land Development Co. Ltd.	1,000	6,252
HK Electric Investments & HK Electric Investments Ltd.[d]	8,500	7,648
HKT Trust & HKT Ltd.	4,000	5,796
Hong Kong & China Gas Co. Ltd.	5,000	9,333
Hong Kong Exchanges and Clearing Ltd.	100	2,531
Hongkong Land Holdings Ltd.	900	5,715

139

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Hysan Development Co. Ltd.	2,000	$8,856
Kerry Properties Ltd.	1,500	4,090
Li & Fung Ltd.	4,000	2,480
Link REIT	1,500	9,117
Melco Crown Entertainment Ltd. ADR	170	2,516
MGM China Holdings Ltd.	2,000	2,810
MTR Corp. Ltd.	3,000	14,851
New World Development Co. Ltd.	3,000	2,993
NWS Holdings Ltd.	3,000	4,571
PCCW Ltd.	10,000	6,781
Power Assets Holdings Ltd.	1,000	9,533
Shangri-La Asia Ltd.	4,000	4,894
Sino Land Co. Ltd.	2,000	3,151
SJM Holdings Ltd.	3,000	2,019
Sun Hung Kai Properties Ltd.	1,000	12,640
Swire Pacific Ltd. Class A	1,000	10,874
Swire Properties Ltd.	1,800	4,687
Techtronic Industries Co. Ltd.	1,000	3,758
Wharf Holdings Ltd. (The)	1,000	5,427
Wheelock & Co. Ltd.	1,000	4,641
Wynn Macau Ltd.	1,600	2,290
Yue Yuen Industrial Holdings Ltd.	1,000	3,648

		247,779
IRELAND — 0.47%
CRH PLC	116	3,371
Kerry Group PLC Class A	100	8,919
Paddy Power Betfair PLC	57	7,641
Ryanair Holdings PLC ADR	36	2,914

		22,845
ISRAEL — 1.39%
Azrieli Group Ltd.	187	7,435
Bank Hapoalim BM	1,518	7,817
Bank Leumi le-Israel BMb	2,196	8,095
Bezeq The Israeli Telecommunication Corp. Ltd.	1,759	3,756
Check Point Software Technologies Ltd.[b]	97	8,038
Delek Group Ltd.	15	2,669
Israel Chemicals Ltd.	704	3,497
Mizrahi Tefahot Bank Ltd.	665	7,714
Mobileye NVb	113	4,311
NICE-Systems Ltd.	81	5,217
Taro Pharmaceutical Industries Ltd.[b]	31	4,332
Teva Pharmaceutical Industries Ltd.	82	4,616

		67,497

Security	Shares	Value

ITALY — 1.52%
Assicurazioni Generali SpA	236	$3,600
Atlantia SpA	198	5,515
CNH Industrial NV	671	5,149
Enel SpA	1,348	6,111
Eni SpA	291	4,733
EXOR SpA	116	4,358
Luxottica Group SpA	107	5,830
Prysmian SpA	202	4,764
Snam SpA	1,695	10,347
Telecom Italia SpA/Milano[a,b]	2,064	2,009
Tenaris SA	410	5,532
Terna Rete Elettrica Nazionale SpA	2,128	12,001
UniCredit SpA	1,006	3,888

		73,837
JAPAN — 20.19%
ABC-Mart Inc.	100	6,692
Aeon Co. Ltd.	400	6,144
AEON Financial Service Co. Ltd.	100	2,314
Aisin Seiki Co. Ltd.	100	4,047
Ajinomoto Co. Inc.	200	4,776
Alfresa Holdings Corp.	300	5,995
Amada Holdings Co. Ltd.	200	2,080
ANA Holdings Inc.	2,000	5,757
Aozora Bank Ltd.	1,000	3,654
Asahi Glass Co. Ltd.	1,000	6,066
Asahi Group Holdings Ltd.	200	6,559
Asahi Kasei Corp.	1,000	7,100
ASICS Corp.	100	2,066
Astellas Pharma Inc.	400	5,597
Bandai Namco Holdings Inc.	200	4,374
Benesse Holdings Inc.	200	5,804
Bridgestone Corp.	100	3,847
Calbee Inc.	100	4,042
Canon Inc.	100	2,909
Casio Computer Co. Ltd.	100	1,977
Chubu Electric Power Co. Inc.	300	4,067
Chugai Pharmaceutical Co. Ltd.	100	3,514
Chugoku Bank Ltd. (The)	300	3,219
Citizen Holdings Co. Ltd.	700	4,082
Concordia Financial Group Ltd.[b]	1,200	5,747
Credit Saison Co. Ltd.	100	1,905
Daihatsu Motor Co. Ltd.	300	4,206
Daiichi Sankyo Co. Ltd.	300	7,293

140

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Daiwa House Industry Co. Ltd.	200	$5,539
Denso Corp.	100	3,973
Dentsu Inc.	100	5,299
Eisai Co. Ltd.	100	6,388
Electric Power Development Co. Ltd.	100	3,098
FamilyMart Co. Ltd.	100	5,411
Fuji Electric Co. Ltd.	1,000	4,439
Fuji Heavy Industries Ltd.	100	3,473
FUJIFILM Holdings Corp.	100	4,270
Fukuoka Financial Group Inc.	1,000	3,533
Hakuhodo DY Holdings Inc.	400	4,703
Hamamatsu Photonics KK	100	2,883
Hankyu Hanshin Holdings Inc.	1,000	6,496
Hino Motors Ltd.	200	2,023
Hisamitsu Pharmaceutical Co. Inc.	100	4,888
Hitachi Chemical Co. Ltd.	200	3,507
Hitachi High-Technologies Corp.	100	2,823
Hokuhoku Financial Group Inc.	2,000	2,617
Hokuriku Electric Power Co.	300	4,026
Honda Motor Co. Ltd.	100	2,797
Hoya Corp.	100	3,982
Idemitsu Kosan Co. Ltd.	300	6,606
IHI Corp.	2,000	4,580
INPEX Corp.	600	4,981
Isetan Mitsukoshi Holdings Ltd.	200	2,213
Isuzu Motors Ltd.	300	3,352
ITOCHU Corp.	400	5,290
Itochu Techno-Solutions Corp.	200	4,038
Iyo Bank Ltd. (The)	500	3,421
J Front Retailing Co. Ltd.	200	2,507
Japan Airlines Co. Ltd.	100	3,695
Japan Post Bank Co. Ltd.	200	2,514
Japan Post Holdings Co. Ltd.	200	2,776
Japan Prime Realty Investment Corp.	1	4,472
Japan Real Estate Investment Corp.	1	6,299
Japan Retail Fund Investment Corp.	2	4,974
Japan Tobacco Inc.	100	4,234
JFE Holdings Inc.	200	2,952
Joyo Bank Ltd. (The)	1,000	3,617
JSR Corp.	200	2,843
JX Holdings Inc.	1,100	4,838
Kajima Corp.	1,000	6,402
Kamigumi Co. Ltd.	1,000	9,328
Kaneka Corp.	1,000	8,711
Kao Corp.	100	5,716

Security	Shares	Value

KDDI Corp.	200	$5,924
Keihan Holdings Co. Ltd.	1,000	7,402
Keikyu Corp.	1,000	9,281
Keio Corp.	1,000	9,066
Kintetsu Group Holdings Co. Ltd.	2,000	8,412
Kirin Holdings Co. Ltd.	500	7,437
Koito Manufacturing Co. Ltd.	100	4,524
Komatsu Ltd.	200	3,564
Konami Holdings Corp.	200	6,421
Konica Minolta Inc.	300	2,714
Kose Corp.	100	9,589
Kuraray Co. Ltd.	300	3,942
Kurita Water Industries Ltd.	200	4,939
Kyocera Corp.	100	5,115
Kyushu Financial Group Inc.	1,000	5,439
Lawson Inc.	100	7,944
LIXIL Group Corp.	100	2,151
Mabuchi Motor Co. Ltd.	100	5,253
Marubeni Corp.	1,000	5,478
Marui Group Co. Ltd.	200	3,165
Maruichi Steel Tube Ltd.	200	6,000
McDonald’s Holdings Co. Japan Ltd.	500	12,468
Medipal Holdings Corp.	300	4,932
Miraca Holdings Inc.	100	4,397
Mitsubishi Chemical Holdings Corp.	400	2,175
Mitsubishi Corp.	300	5,224
Mitsubishi Materials Corp.	1,000	3,299
Mitsubishi Tanabe Pharma Corp.	400	7,339
Mitsubishi UFJ Financial Group Inc.	700	3,403
Mitsubishi UFJ Lease & Finance Co. Ltd.	700	3,180
Mitsui & Co. Ltd.	400	5,015
Mitsui Chemicals Inc.	1,000	3,477
Mitsui OSK Lines Ltd.	1,000	2,215
Mizuho Financial Group Inc.	2,800	4,391
MS&AD Insurance Group Holdings Inc.	100	2,774
Nabtesco Corp.	200	4,688
Nagoya Railroad Co. Ltd.	2,000	10,318
NGK Spark Plug Co. Ltd.	100	2,104
NHK Spring Co. Ltd.	200	1,843
Nidec Corp.	100	7,650
Nikon Corp.	200	3,011
Nippon Building Fund Inc.	1	6,411
Nippon Express Co. Ltd.	1,000	4,757
Nippon Paint Holdings Co. Ltd.	100	2,759
Nippon Steel & Sumitomo Metal Corp.	100	2,186

141

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Nippon Telegraph & Telephone Corp.	100	$4,546
Nippon Yusen KK	1,000	2,028
Nissan Motor Co. Ltd.	400	3,738
Nisshin Seifun Group Inc.	500	8,407
Nissin Foods Holdings Co. Ltd.	100	4,748
NOK Corp.	200	3,488
Nomura Holdings Inc.	600	2,686
Nomura Real Estate Holdings Inc.	200	3,783
Nomura Real Estate Master Fund Inc.	5	7,940
Nomura Research Institute Ltd.	100	3,636
NTT Data Corp.	100	5,365
NTT DOCOMO Inc.	300	7,282
NTT Urban Development Corp.	300	2,927
Olympus Corp.	100	4,061
Omron Corp.	100	3,327
Oracle Corp. Japan	100	5,524
Oriental Land Co. Ltd./Japan	100	7,103
ORIX Corp.	200	2,966
Osaka Gas Co. Ltd.	2,000	7,417
Otsuka Corp.	100	4,972
Otsuka Holdings Co. Ltd.	200	8,030
Park24 Co. Ltd.	300	8,650
Recruit Holdings Co. Ltd.	100	3,192
Resona Holdings Inc.	1,200	4,410
Ricoh Co. Ltd.	200	2,120
Rinnai Corp.	100	9,131
Sankyo Co. Ltd.	100	3,897
Sanrio Co. Ltd.	100	2,024
Santen Pharmaceutical Co. Ltd.	300	4,475
Secom Co. Ltd.	200	15,786
Sega Sammy Holdings Inc.	300	3,370
Seibu Holdings Inc.	100	2,183
Sekisui House Ltd.	300	5,416
Seven & I Holdings Co. Ltd.	100	4,246
Seven Bank Ltd.	900	3,962
Shin-Etsu Chemical Co. Ltd.	100	5,797
Shionogi & Co. Ltd.	100	5,274
Shiseido Co. Ltd.	200	4,645
Showa Shell Sekiyu KK	300	3,219
Sompo Japan Nipponkoa Holdings Inc.	100	2,748
Sony Corp.	100	2,596
Sony Financial Holdings Inc.	200	2,598
Stanley Electric Co. Ltd.	100	2,142
Sumitomo Corp.	600	6,561
Sumitomo Dainippon Pharma Co. Ltd.	200	2,660

Security	Shares	Value

Sumitomo Electric Industries Ltd.	300	$3,771
Sumitomo Mitsui Financial Group Inc.	100	3,190
Sumitomo Rubber Industries Ltd.	200	3,178
Suntory Beverage & Food Ltd.	100	4,477
Suruga Bank Ltd.	200	4,038
Suzuken Co. Ltd./Aichi Japan	100	3,575
Suzuki Motor Corp.	100	2,874
Sysmex Corp.	100	6,542
Taiheiyo Cement Corp.	1,000	2,729
Taisho Pharmaceutical Holdings Co. Ltd.	100	8,412
Taiyo Nippon Sanso Corp.	200	1,920
Takeda Pharmaceutical Co. Ltd.	200	9,836
Teijin Ltd.	1,000	3,710
Terumo Corp.	100	3,949
THK Co. Ltd.	100	2,048
Tobu Railway Co. Ltd.	1,000	5,253
Toho Co. Ltd./Tokyo	200	5,253
Toho Gas Co. Ltd.	1,000	7,010
Tokio Marine Holdings Inc.	100	3,448
Tokyo Electron Ltd.	100	6,926
Tokyo Gas Co. Ltd.	2,000	9,068
Tokyu Corp.	1,000	8,870
TonenGeneral Sekiyu KK	1,000	9,785
Toppan Printing Co. Ltd.	1,000	8,851
Toray Industries Inc.	1,000	8,661
Toshiba Corp.[a,b]	2,000	4,393
Toyo Seikan Group Holdings Ltd.	200	4,103
Toyo Suisan Kaisha Ltd.	200	7,290
Toyoda Gosei Co. Ltd.	100	1,917
Toyota Industries Corp.	100	4,547
Toyota Motor Corp.	100	5,284
Toyota Tsusho Corp.	100	2,355
Trend Micro Inc./Japan	100	3,911
Unicharm Corp.	300	6,428
United Urban Investment Corp.	4	6,995
USS Co. Ltd.	200	3,279
West Japan Railway Co.	100	6,241
Yahoo Japan Corp.	700	3,245
Yamaha Corp.	100	2,991
Yamaha Motor Co. Ltd.	100	1,730
Yamato Holdings Co. Ltd.	200	4,167
Yokogawa Electric Corp.	300	3,381

		980,843
NETHERLANDS — 2.29%
Aegon NV	633	3,634
AerCap Holdings NVb	80	3,201

142

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Akzo Nobel NV	64	$4,537
Altice NV Class Aa,b	490	7,436
Altice NV Class Bb	174	2,660
ASML Holding NV	44	4,253
Boskalis Westminster	105	4,378
Gemalto NV	38	2,472
Heineken Holding NV	71	5,862
Heineken NV	48	4,500
ING Groep NV CVA	226	2,768
Koninklijke Ahold NV	256	5,571
Koninklijke DSM NV	113	6,932
Koninklijke Philips NV	186	5,113
Koninklijke Vopak NV	84	4,565
NN Group NV	181	6,273
NXP Semiconductors NVb	39	3,326
OCI NVb	174	3,441
Randstad Holding NV	73	3,922
RELX NV	612	10,272
TNT Express NVb	265	2,406
Unilever NV CVA	94	4,130
Wolters Kluwer NV	254	9,669

		111,321
NEW ZEALAND — 1.31%
Auckland International Airport Ltd.	3,613	15,537
Contact Energy Ltd.	3,218	11,431
Fletcher Building Ltd.	1,052	6,135
Meridian Energy Ltd.	4,362	8,083
Mighty River Power Ltd.	3,407	7,195
Ryman Healthcare Ltd.	1,296	8,092
Spark New Zealand Ltd.	2,681	6,955

		63,428
NORWAY — 0.88%
DNB ASA	346	4,430
Gjensidige Forsikring ASA	419	7,176
Norsk Hydro ASA	1,413	6,147
Orkla ASA	1,045	9,123
Schibsted ASA	70	2,042
Statoil ASA	291	5,143
Telenor ASA	289	4,974
Yara International ASA	91	3,643

		42,678
PORTUGAL — 0.21%
Banco Comercial Portugues SA Registered[b]	48,141	2,134
Galp Energia SGPS SA	307	4,218

Security	Shares	Value

Jeronimo Martins SGPS SA	240	$3,928

		10,280
SINGAPORE — 4.95%
Ascendas REIT	6,225	11,394
CapitaLand Commercial Trust Ltd.	10,000	10,640
CapitaLand Ltd.	3,700	8,561
CapitaLand Mall Trust	8,600	13,245
City Developments Ltd.	1,200	7,446
ComfortDelGro Corp. Ltd.	3,800	8,171
DBS Group Holdings Ltd.	800	9,095
Genting Singapore PLC	10,400	6,306
Global Logistic Properties Ltd.	4,500	6,412
Golden Agri-Resources Ltd.	16,900	5,030
Hutchison Port Holdings Trust	11,800	5,251
Jardine Cycle & Carriage Ltd.	111	3,190
Jardine Matheson Holdings Ltd.	100	5,530
Keppel Corp. Ltd.	2,000	8,035
Noble Group Ltd.[a,b]	9,400	3,217
Oversea-Chinese Banking Corp. Ltd.	2,000	13,050
SembCorp Industries Ltd.	3,700	7,956
Sembcorp Marine Ltd[a]	4,700	5,840
Singapore Airlines Ltd.	1,600	13,690
Singapore Exchange Ltd.	2,200	12,325
Singapore Technologies Engineering Ltd.	4,200	10,062
Singapore Telecommunications Ltd.	3,300	9,477
StarHub Ltd.	4,800	11,821
Suntec REIT	9,300	11,659
United Overseas Bank Ltd.	600	8,303
UOL Group Ltd.	1,700	7,766
Wilmar International Ltd.	4,700	12,974
Yangzijiang Shipbuilding Holdings Ltd.[a]	5,800	4,272

		240,718
SPAIN — 2.14%
Abertis Infraestructuras SA	386	6,510
ACS Actividades de Construccion y Servicios SA	151	4,994
Aena SAb,d	29	4,137
Amadeus IT Holding SA Class A	163	7,419
Banco Bilbao Vizcaya Argentaria SA	646	4,427
Banco de Sabadell SA	1,575	3,011
Banco de Sabadell SA New[b]	45	86
Banco Popular Espanol SA	791	2,152
Banco Santander SA	1,072	5,428

143

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

CaixaBank SA	1,336	$4,023
Distribuidora Internacional de Alimentacion SAa	498	2,764
Endesa SA	263	5,523
Ferrovial SA	400	8,608
Gas Natural SDG SA	283	5,888
Grifols SA	168	3,655
Iberdrola SA	823	5,848
Industria de Diseno Textil SA	200	6,422
International Consolidated Airlines Group SA	366	2,815
Mapfre SA	1,453	3,686
Repsol SA	588	7,708
Telefonica SA	403	4,395
Zardoya Otis SA	434	4,608

		104,107
SWEDEN — 3.22%
Alfa Laval AB	284	4,482
Assa Abloy AB	321	6,738
Atlas Copco AB Class A	192	4,973
Atlas Copco AB Class B	193	4,636
Boliden AB	181	3,159
Electrolux AB Class B	103	2,991
Getinge AB Class B	136	2,879
Hennes & Mauritz AB Class B	199	7,082
Hexagon AB Class B	133	5,308
Husqvarna AB Class B	463	3,694
ICA Gruppen AB	119	3,912
Industrivarden AB Class C	413	7,526
Investment AB Kinnevik Class B	104	2,995
Investor AB Class B	187	6,869
Lundin Petroleum ABb	281	5,268
Millicom International Cellular SA SDR	59	3,412
Nordea Bank AB	552	5,364
Sandvik AB	472	4,848
Securitas AB Class B	446	7,049
Skandinaviska Enskilda Banken AB Class A	560	5,354
Skanska AB Class B	377	8,299
SKF AB Class B	284	5,236
Svenska Cellulosa AB SCA Class B	215	6,778
Svenska Handelsbanken AB Class A	508	6,769
Swedbank AB Class A	253	5,462
Swedish Match AB	189	6,000

Security	Shares	Value

Tele2 AB Class B	540	$5,156
Telefonaktiebolaget LM Ericsson Class B	507	4,108
Telia Co. AB	1,451	6,936
Volvo AB Class B	285	3,339

		156,622
SWITZERLAND — 5.03%
ABB Ltd. Registered	269	5,692
Actelion Ltd. Registered	23	3,719
Adecco SA Registered	63	4,059
Aryzta AG	75	2,915
Baloise Holding AG Registered	59	7,307
Barry Callebaut AG Registered	7	8,231
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4	24,497
Cie. Financiere Richemont SA Class A Registered	47	3,128
Credit Suisse Group AG Registered	188	2,858
Dufry AG Registered[b]	46	6,057
EMS-Chemie Holding AG Registered	12	5,937
Galenica AG Registered	2	2,925
Geberit AG Registered	22	8,453
Givaudan SA Registered	4	7,887
Julius Baer Group Ltd.	97	4,150
Kuehne + Nagel International AG Registered	42	6,056
LafargeHolcim Ltd. Registered	119	6,030
Lonza Group AG Registered	22	3,663
Nestle SA Registered	68	5,072
Novartis AG Registered	60	4,582
Pargesa Holding SA Bearer	112	7,788
Partners Group Holding AG	15	6,182
Roche Holding AG	15	3,795
Schindler Holding AG Participation Certificates	44	8,020
Schindler Holding AG Registered	64	11,772
SGS SA Registered	5	11,012
Sika AG Bearer	1	4,260
Sonova Holding AG Registered	41	5,484
Sulzer AG Registered	19	1,735
Swatch Group AG (The) Bearer	13	4,443
Swatch Group AG (The) Registered	45	3,009
Swiss Life Holding AG Registered	18	4,546
Swiss Prime Site AG Registered	164	14,381
Swiss Re AG	91	8,079

144

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Swisscom AG Registered	24	$12,182
Syngenta AG Registered	13	5,208
UBS Group AG	212	3,672
Zurich Insurance Group AG	26	5,824

		244,610
UNITED KINGDOM — 10.84%
3i Group PLC	611	4,239
Aberdeen Asset Management PLC	422	1,846
Admiral Group PLC	257	6,991
Aggreko PLC	134	2,134
Antofagasta PLC	287	2,031
ARM Holdings PLC	167	2,293
Ashtead Group PLC	160	2,127
Associated British Foods PLC	116	5,207
AstraZeneca PLC	87	5,006
Aviva PLC	586	3,712
Babcock International Group PLC	387	5,372
BAE Systems PLC	922	6,447
Barclays PLC	653	1,641
Barratt Developments PLC	316	2,465
Berkeley Group Holdings PLC	73	3,203
BHP Billiton PLC	194	2,652
BP PLC	1,041	5,700
British American Tobacco PLC	168	10,262
British Land Co. PLC (The)	629	6,625
BT Group PLC	936	6,077
Bunzl PLC	352	10,514
Burberry Group PLC	141	2,456
Capita PLC	433	6,349
Carnival PLC	94	4,678
Centrica PLC	1,570	5,483
Cobham PLC	1,244	2,806
Coca-Cola HBC AGb	193	3,958
Compass Group PLC	657	11,732
Croda International PLC	127	5,602
Diageo PLC	358	9,681
Direct Line Insurance Group PLC	862	4,570
Dixons Carphone PLC	437	2,722
easyJet PLC	123	2,654
Experian PLC	357	6,542
G4S PLC	1,117	3,083
GKN PLC	691	2,821
GlaxoSmithKline PLC	409	8,741
Hammerson PLC	764	6,542

Security	Shares	Value

Hargreaves Lansdown PLC	142	$2,675
HSBC Holdings PLC	875	5,800
ICAP PLC	370	2,539
IMI PLC	242	3,315
Imperial Brands PLC	161	8,770
Inmarsat PLC	385	5,242
InterContinental Hotels Group PLC	143	5,717
Intertek Group PLC	152	7,252
Intu Properties PLC	1,583	7,057
Investec PLC	515	3,946
ITV PLC	1,015	3,348
J Sainsbury PLC	1,210	5,121
Johnson Matthey PLC	97	4,102
Kingfisher PLC	893	4,760
Land Securities Group PLC	419	6,948
Legal & General Group PLC	1,524	4,981
Lloyds Banking Group PLC	3,275	3,218
London Stock Exchange Group PLC	121	4,809
Marks & Spencer Group PLC	538	3,338
Mediclinic International PLC	507	6,721
Meggitt PLC	700	4,211
Merlin Entertainments PLC[d]	434	2,743
Mondi PLC	170	3,257
National Grid PLC	873	12,466
Next PLC	82	6,108
Old Mutual PLC	1,636	4,446
Pearson PLC	308	3,632
Persimmon PLC	107	3,114
Provident Financial PLC	23	982
Prudential PLC	209	4,126
Randgold Resources Ltd.	32	3,174
Reckitt Benckiser Group PLC	113	11,015
RELX PLC	569	10,086
Rexam PLC	596	5,457
Rio Tinto PLC	87	2,932
Rolls-Royce Holdings PLC	328	3,217
Rolls-Royce Holdings PLC New[b]	23,288	34
Royal Bank of Scotland Group PLC[b]	579	1,951
Royal Dutch Shell PLC Class A	259	6,752
Royal Dutch Shell PLC Class B	232	6,070
Royal Mail PLC	550	3,923
RSA Insurance Group PLC	683	4,593
SABMiller PLC	136	8,338
Sage Group PLC (The)	688	5,966
Schroders PLC	99	3,646
Segro PLC	1,038	6,351
Severn Trent PLC	168	5,481
Shire PLC	31	1,935

145

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Sky PLC	422	$5,802
Smith & Nephew PLC	450	7,620
Smiths Group PLC	414	6,720
Sports Direct International PLC[b]	436	2,460
SSE PLC	367	8,118
St. James’s Place PLC	238	3,023
Standard Chartered PLC	309	2,499
Standard Life PLC	611	2,919
Tate & Lyle PLC	473	4,074
Taylor Wimpey PLC	1,084	2,927
Tesco PLC[b]	1,074	2,708
Travis Perkins PLC	161	4,358
TUI AG	176	2,555
Unilever PLC	232	10,381
United Utilities Group PLC	460	6,331
Vodafone Group PLC	1,665	5,346
Weir Group PLC (The)	132	2,320
Whitbread PLC	76	4,311
William Hill PLC	608	2,785
Wm Morrison Supermarkets PLC	1,765	4,941
Wolseley PLC	87	4,870
WPP PLC	301	7,037

		526,734

TOTAL COMMON STOCKS
(Cost: $4,956,874)		4,801,195

PREFERRED STOCKS — 0.60%

GERMANY — 0.52%
Bayerische Motoren Werke AG	70	5,560
Fuchs Petrolub SE	122	5,220
Henkel AG & Co. KGaA	60	6,850
Porsche Automobil Holding SE	63	3,516
Volkswagen AG	28	4,055

		25,201
ITALY — 0.08%
Intesa Sanpaolo SpA, 0.00%	907	2,385
Telecom Italia SpA/Milano, 0.00%	2,050	1,609

		3,994

TOTAL PREFERRED STOCKS
(Cost: $30,179)		29,195

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.81%

MONEY MARKET FUNDS — 0.81%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	36,650	$36,650
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	2,000	2,000
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	889	889

		39,539

TOTAL SHORT-TERM INVESTMENTS
(Cost: $39,539)		39,539

TOTAL INVESTMENTS IN SECURITIES — 100.23%
(Cost: $5,026,592)		4,869,929
Other Assets, Less Liabilities — (0.23)%		(11,210)

NET ASSETS — 100.00%		$4,858,719

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

146

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.04%

AUSTRALIA — 1.39%
AGL Energy Ltd.	4,644	$64,821
Fortescue Metals Group Ltd.[a]	22,212	57,803
Incitec Pivot Ltd.	17,964	44,144
Newcrest Mining Ltd.[b]	7,416	107,361
Origin Energy Ltd.	5,220	21,870
Santos Ltd.	2,916	10,682
Sonic Healthcare Ltd.	3,024	44,817
South32 Ltd.[b]	51,102	64,737
Treasury Wine Estates Ltd.	17,928	127,514

		543,749
AUSTRIA — 0.32%
OMV AG	1,170	35,123
Raiffeisen Bank International AGb	1,620	25,893
Voestalpine AG	1,728	62,304

		123,320
BELGIUM — 1.18%
Ageas	1,602	62,862
Delhaize Group	3,780	396,272

		459,134
CANADA — 3.05%
Atco Ltd./Canada Class I	270	8,833
Bombardier Inc. Class Bb	15,762	23,783
Empire Co. Ltd. Class A	6,030	100,372
First Quantum Minerals Ltd.	11,448	97,700
George Weston Ltd.	1,080	93,877
Loblaw Companies Ltd.	3,924	216,876
Magna International Inc. Class A	2,664	112,081
Metro Inc.	4,680	156,884
Teck Resources Ltd. Class B	13,518	165,764
Valeant Pharmaceuticals International Inc.[b]	3,672	122,625
Yamana Gold Inc.	18,108	89,918

		1,188,713
DENMARK — 1.21%
AP Moeller — Maersk A/S Class A	90	122,571
AP Moeller — Maersk A/S Class B	108	151,904
Carlsberg A/S Class B	2,015	196,281
TDC A/S	440	2,252

		473,008

Security	Shares	Value

FINLAND — 0.57%
Fortum OYJ	1,926	$29,030
Neste OYJ	504	16,129
Stora Enso OYJ Class R	5,868	51,213
UPM-Kymmene OYJ	6,588	125,860

		222,232
FRANCE — 12.55%
ArcelorMittal	41,243	232,976
Atos SE	828	73,677
AXA SA	13,806	348,117
BNP Paribas SA	8,658	458,536
Casino Guichard Perrachon SA	1,818	108,193
Cie. de Saint-Gobain	3,852	176,453
Cie. Generale des Etablissements Michelin Class B	1,314	137,180
CNP Assurances	1,566	26,662
Credit Agricole SA	10,494	116,094
Electricite de France SA	2,501	35,935
Engie SA	14,994	247,297
Lagardere SCA	684	18,152
Orange SA	13,302	220,609
Peugeot SAb	3,744	60,271
Renault SA	2,016	194,605
Rexel SA	3,204	48,550
Sanofi	18,666	1,541,646
SCOR SE	1,008	34,329
Societe Generale SA	7,416	290,917
STMicroelectronics NV	5,472	33,618
Total SA	9,864	496,309

		4,900,126
GERMANY — 6.23%
Allianz SE Registered	2,322	394,271
Bayerische Motoren Werke AG	1,890	174,259
Commerzbank AG	12,042	112,545
Daimler AG Registered	5,364	372,858
Deutsche Bank AG Registered	17,586	331,741
Deutsche Lufthansa AG Registered	4,788	74,362
E.ON SE	19,566	201,891
HeidelbergCement AG	1,728	153,563
K+S AG Registered	2,052	51,189
Merck KGaA	1,764	165,814
METRO AG	2,268	72,085

147

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,080	$200,329
RWE AGb	4,968	74,227
Volkswagen AG	324	51,341

		2,430,475
HONG KONG — 3.29%
Bank of East Asia Ltd. (The)[a]	7,200	26,221
BOC Hong Kong Holdings Ltd.	18,000	53,950
Cathay Pacific Airways Ltd.	18,000	28,773
Cheung Kong Property Holdings Ltd.	18,000	123,563
CK Hutchison Holdings Ltd.	27,000	323,699
Kerry Properties Ltd.	9,000	24,539
MTR Corp. Ltd.	9,000	44,552
New World Development Co. Ltd.	54,000	53,880
NWS Holdings Ltd.	36,000	54,855
PCCW Ltd.	36,000	24,411
Sun Hung Kai Properties Ltd.	18,000	227,518
WH Group Ltd.[b,c]	144,000	116,578
Wharf Holdings Ltd. (The)	18,000	97,690
Wheelock & Co. Ltd.	18,000	83,535

		1,283,764
ISRAEL — 3.48%
Bank Hapoalim BM	13,158	67,755
Bank Leumi le-Israel BMb	18,630	68,680
Bezeq The Israeli Telecommunication Corp. Ltd.	5,598	11,954
Mizrahi Tefahot Bank Ltd.	936	10,858
Teva Pharmaceutical Industries Ltd.	21,330	1,200,652

		1,359,899
ITALY — 2.20%
CNH Industrial NV	7,740	59,395
Enel SpA	54,702	247,980
Eni SpA	11,178	181,799
Ferrari NVa,b	974	43,864
Fiat Chrysler Automobiles NVa	8,154	65,468
Mediobanca SpA	4,284	35,205
Telecom Italia SpA/Milano[a,b]	71,028	69,149
UniCredit SpA	26,316	101,696
Unione di Banche Italiane SpA	6,642	28,163
UnipolSai SpA	10,242	23,907

		856,626

Security	Shares	Value

JAPAN — 39.84%
Aeon Co. Ltd.	19,800	$304,139
Aisin Seiki Co. Ltd.	1,800	72,845
Alfresa Holdings Corp.	3,600	71,936
Amada Holdings Co. Ltd.	3,600	37,448
Asahi Glass Co. Ltd.	18,000	109,183
Asahi Group Holdings Ltd.	5,400	177,098
Asahi Kasei Corp.	18,000	127,806
Bridgestone Corp.	3,600	138,489
Brother Industries Ltd.	3,600	42,966
Canon Inc.	9,000	261,769
Central Japan Railway Co.	1,800	326,959
Chubu Electric Power Co. Inc.	5,400	73,206
Chugoku Bank Ltd. (The)	1,800	19,313
Citizen Holdings Co. Ltd.	3,600	20,995
Concordia Financial Group Ltd.[b]	5,400	25,861
Dai-ichi Life Insurance Co. Ltd. (The)	5,400	69,093
Daihatsu Motor Co. Ltd.	1,800	25,235
Daiichi Sankyo Co. Ltd.	10,800	262,543
Denso Corp.	1,800	71,515
Electric Power Development Co. Ltd.	1,800	55,769
FamilyMart Co. Ltd.	1,800	97,406
Fuji Heavy Industries Ltd.	3,600	125,030
FUJIFILM Holdings Corp.	5,400	230,596
Fujitsu Ltd.	18,000	65,745
GungHo Online Entertainment Inc.[a]	3,600	9,690
Hino Motors Ltd.	3,600	36,405
Hitachi Construction Machinery Co. Ltd.	1,300	21,481
Hitachi Ltd.	54,000	260,222
Honda Motor Co. Ltd.	12,600	352,404
INPEX Corp.	7,200	59,770
Isuzu Motors Ltd.	5,400	60,336
ITOCHU Corp.	32,400	428,487
Iyo Bank Ltd. (The)	1,800	12,315
Japan Airlines Co. Ltd.	3,600	133,004
Japan Tobacco Inc.	16,200	685,883
JFE Holdings Inc.	10,800	159,434
JSR Corp.	1,800	25,588
JTEKT Corp.	3,600	48,148
JX Holdings Inc.	21,100	92,805
Kansai Electric Power Co. Inc. (The)[b]	5,400	49,319
KDDI Corp.	9,000	266,564
Kirin Holdings Co. Ltd.	12,600	187,419
Kobe Steel Ltd.	72,000	72,676

148

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

Komatsu Ltd.	9,000	$160,367
Konica Minolta Inc.	5,400	48,855
Kuraray Co. Ltd.	5,400	70,960
Kyocera Corp.	3,600	184,147
LIXIL Group Corp.	1,800	38,727
Marubeni Corp.	39,600	216,922
Mazda Motor Corp.	5,400	88,044
Medipal Holdings Corp.	3,600	59,184
Miraca Holdings Inc.	1,800	79,153
Mitsubishi Chemical Holdings Corp.	16,200	88,090
Mitsubishi Corp.	27,000	470,125
Mitsubishi Heavy Industries Ltd.	36,000	133,745
Mitsubishi Materials Corp.	18,000	59,386
Mitsubishi Motors Corp.	7,200	30,215
Mitsubishi Tanabe Pharma Corp.	5,400	99,072
Mitsubishi UFJ Financial Group Inc.	104,400	507,486
Mitsui & Co. Ltd.	32,400	406,230
Mitsui Chemicals Inc.	18,000	62,582
Mitsui OSK Lines Ltd.	36,000	79,742
Mizuho Financial Group Inc.	199,800	313,346
MS&AD Insurance Group Holdings Inc.	3,600	99,879
NEC Corp.	13,000	32,805
Nexon Co. Ltd.	1,800	27,994
Nikon Corp.	3,600	54,204
Nippon Steel & Sumitomo Metal Corp.	16,200	354,146
Nippon Telegraph & Telephone Corp.	7,200	327,313
Nippon Yusen KK	36,000	73,013
Nissan Motor Co. Ltd.	21,600	201,879
Nisshin Seifun Group Inc.	5,400	90,795
Nomura Holdings Inc.	19,800	88,623
NSK Ltd.	5,400	49,763
NTT DOCOMO Inc.	9,000	218,449
Oji Holdings Corp.	18,000	76,209
ORIX Corp.	9,000	133,450
Osaka Gas Co. Ltd.	18,000	66,755
Otsuka Holdings Co. Ltd.	9,000	361,363
Resona Holdings Inc.	21,600	79,379
Ricoh Co. Ltd.	10,800	114,465
Rohm Co. Ltd.	1,800	82,434
SBI Holdings Inc./Japan	1,800	19,549
Seiko Epson Corp.	5,400	93,167
Sekisui Chemical Co. Ltd.	3,600	46,668
Sekisui House Ltd.	5,400	97,482
Seven & I Holdings Co. Ltd.	10,800	458,567
Shinsei Bank Ltd.	18,000	26,244

Security	Shares	Value

Sompo Japan Nipponkoa Holdings Inc.	1,800	$49,469
Sony Corp.	5,400	140,205
Sumitomo Chemical Co. Ltd.	18,000	85,125
Sumitomo Corp.	27,000	295,247
Sumitomo Dainippon Pharma Co. Ltd.	1,800	23,939
Sumitomo Electric Industries Ltd.	7,200	90,509
Sumitomo Mitsui Financial Group Inc.	12,600	401,923
Sumitomo Mitsui Trust Holdings Inc.	18,000	57,973
Sumitomo Rubber Industries Ltd.	1,800	28,599
Suzuken Co. Ltd./Aichi Japan	1,800	64,349
Suzuki Motor Corp.	1,800	51,731
T&D Holdings Inc.	3,600	36,389
TDK Corp.	1,800	110,697
Tohoku Electric Power Co. Inc.	3,600	47,374
Tokio Marine Holdings Inc.	3,600	124,122
Tokyo Electric Power Co. Holdings Inc.[b]	23,400	129,034
Toshiba Corp.[b]	54,000	118,604
Toyo Suisan Kaisha Ltd.	1,800	65,611
Toyota Industries Corp.	1,800	81,845
Toyota Motor Corp.	19,800	1,046,303
Toyota Tsusho Corp.	3,600	84,789
West Japan Railway Co.	1,800	112,345
Yamada Denki Co. Ltd.	5,400	27,758
Yamaha Motor Co. Ltd.	1,800	31,140

		15,550,948
NETHERLANDS — 2.32%
Aegon NV	22,536	129,368
AerCap Holdings NVa,b	666	26,647
ING Groep NV CVA	20,160	246,950
Koninklijke Ahold NV	18,594	404,636
NN Group NV	2,869	99,434

		907,035
NORWAY — 0.90%
DNB ASA	6,066	77,667
Norsk Hydro ASA	15,552	67,656
Statoil ASA	4,680	82,704
Telenor ASA	2,430	41,826
Yara International ASA	2,052	82,158

		352,011
PORTUGAL — 0.03%
Banco Comercial Portugues SA Registered[b]	302,446	13,406

		13,406

149

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

SINGAPORE — 1.91%
DBS Group Holdings Ltd.	8,500	$96,633
Golden Agri-Resources Ltd.	331,200	98,568
Hutchison Port Holdings Trust	43,200	19,224
Keppel Corp. Ltd.	19,800	79,551
Noble Group Ltd.[a,b]	79,200	27,106
Oversea-Chinese Banking Corp. Ltd.[a]	10,800	70,470
SembCorp Industries Ltd.	14,400	30,963
Singapore Airlines Ltd.	7,200	61,605
UOL Group Ltd.	3,600	16,446
Wilmar International Ltd.	75,600	208,680
Yangzijiang Shipbuilding Holdings Ltd.[a]	50,400	37,124

		746,370
SPAIN — 2.17%
Banco de Sabadell SA	22,715	43,422
Banco de Sabadell SA New[b]	660	1,262
Banco Popular Espanol SA	9,522	25,902
Banco Santander SA	58,662	297,040
Iberdrola SA	1,757	12,485
International Consolidated Airlines Group SA	9,216	70,880
Mapfre SA	18,720	47,492
Repsol SA	8,442	110,662
Telefonica SA	21,726	236,944

		846,089
SWEDEN — 0.94%
Boliden AB	2,970	51,830
Getinge AB Class B	1,674	35,431
Industrivarden AB Class C	846	15,417
Telefonaktiebolaget LM Ericsson Class B	20,934	169,613
Telia Co. AB	19,926	95,253

		367,544
SWITZERLAND — 2.14%
Aryzta AG	1,620	62,958
Baloise Holding AG Registered	432	53,498
Credit Suisse Group AG Registered	11,466	174,293
Lonza Group AG Registered	540	89,915
Swiss Life Holding AG Registered	378	95,476
Swiss Re AG	2,304	204,560
Zurich Insurance Group AG	684	153,213

		833,913

Security	Shares	Value

UNITED KINGDOM — 12.32%
3i Group PLC	6,522	$45,248
Anglo American PLC	24,588	274,969
Barclays PLC	150,822	378,911
Barratt Developments PLC	4,662	36,366
BP PLC	86,814	475,312
Glencore PLC	83,322	198,833
HSBC Holdings PLC	122,418	811,469
J Sainsbury PLC	58,698	248,416
Lloyds Banking Group PLC	263,646	259,035
Meggitt PLC	8,658	52,090
Old Mutual PLC	22,518	61,190
Pearson PLC	3,150	37,146
Persimmon PLC	1,530	44,535
Petrofac Ltd.	612	7,576
Royal Bank of Scotland Group PLC[b]	24,408	82,237
Royal Dutch Shell PLC Class A	21,168	551,806
Royal Dutch Shell PLC Class B	11,124	291,039
Royal Mail PLC	7,830	55,848
Standard Chartered PLC	26,010	210,362
Tate & Lyle PLC	5,256	45,273
Vodafone Group PLC	128,772	413,495
Wm Morrison Supermarkets PLC	81,371	227,792

		4,808,948

TOTAL COMMON STOCKS
(Cost: $35,825,544)		38,267,310

PREFERRED STOCKS — 1.20%

GERMANY — 1.05%
Bayerische Motoren Werke AG	450	35,743
Porsche Automobil Holding SE	1,962	109,505
Volkswagen AG	1,836	265,907

		411,155
ITALY — 0.15%
Intesa Sanpaolo SpA, 0.00%	6,498	17,088
Telecom Italia SpA/Milano, 0.00%	54,216	42,536

		59,624

TOTAL PREFERRED STOCKS
(Cost: $417,260)		470,779

SHORT-TERM INVESTMENTS — 0.52%

150

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI INTL VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	190,587	$190,587
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	10,399	10,399
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	896	896

		201,882

TOTAL SHORT-TERM INVESTMENTS
(Cost: $201,882)		201,882

TOTAL INVESTMENTS IN SECURITIES — 99.76% (Cost: $36,444,686)		38,939,971
Other Assets, Less Liabilities — 0.24%		92,166

NET ASSETS — 100.00%		$39,032,137

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

151

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.48%

CHINA — 22.62%
58.com Inc. ADR[a]	99	$5,410
AAC Technologies Holdings Inc.	4,500	31,297
Agricultural Bank of China Ltd. Class H	153,000	55,423
Alibaba Group Holding Ltd. ADR[a]	57	4,386
ANTA Sports Products Ltd.	9,000	23,019
Baidu Inc.[a]	24	4,663
Bank of China Ltd. Class H	159,000	64,976
Bank of Communications Co. Ltd. Class H	18,000	11,393
Beijing Capital International Airport Co. Ltd. Class H	24,000	25,834
Beijing Enterprises Holdings Ltd.	6,000	31,403
Beijing Enterprises Water Group Ltd.	24,000	14,387
China Construction Bank Corp. Class H	75,000	48,246
China Everbright Bank Co. Ltd. Class H	54,000	24,573
China Huishan Dairy Holdings Co. Ltd.[b]	24,000	8,972
China Life Insurance Co. Ltd. Class H	3,000	6,984
China Medical System Holdings Ltd.	18,000	23,436
China Mengniu Dairy Co. Ltd.	24,000	40,778
China Merchants Holdings International Co. Ltd.	6,000	17,867
China Minsheng Banking Corp. Ltd. Class H	7,800	7,350
China Mobile Ltd.	7,500	86,001
China Pacific Insurance Group Co. Ltd. Class H	1,200	4,239
China Petroleum & Chemical Corp. Class H	48,000	34,219
China Resources Beer Holdings Co. Ltd.	12,000	26,422
China Resources Gas Group Ltd.[b]	6,000	17,016
China Resources Power Holdings Co. Ltd.	12,000	20,327
CITIC Ltd.	39,000	57,113
COSCO Pacific Ltd.	18,000	19,167
CSPC Pharmaceutical Group Ltd.	30,000	26,724
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	2,100	13,874
Guangdong Investment Ltd.	54,000	76,574

Security	Shares	Value

Haier Electronics Group Co. Ltd.	6,000	$10,133
Hanergy Thin Film Power Group Ltd.[a,b]	23,000	—
Hengan International Group Co. Ltd.	6,000	53,989
Huaneng Power International Inc. Class H	6,000	4,308
Industrial & Commercial Bank of China Ltd. Class H	90,000	48,845
Jiangsu Expressway Co. Ltd. Class H	42,000	55,334
Lenovo Group Ltd.	48,000	38,179
Luye Pharma Group Ltd.[a]	25,500	17,751
Netease Inc.	210	29,547
Ping An Insurance Group Co. of China Ltd. Class H	1,500	7,087
Semiconductor Manufacturing International Corp.[a]	234,000	19,306
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	12,000	7,224
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	13,500	28,715
Shenzhou International Group Holdings Ltd.	12,000	62,187
Sino Biopharmaceutical Ltd.	54,000	38,426
Sinopharm Group Co. Ltd. Class H	3,600	15,454
Sun Art Retail Group Ltd.	76,500	57,396
TAL Education Group Class A ADR[a,b]	588	34,022
Tencent Holdings Ltd.	4,500	92,179
Tingyi Cayman Islands Holding Corp.	12,000	14,031
TravelSky Technology Ltd. Class H	6,000	11,184
Tsingtao Brewery Co. Ltd. Class H	6,000	22,740
Want Want China Holdings Ltd.[b]	27,000	20,814
YY Inc. ADR[a]	156	9,800
Zhejiang Expressway Co. Ltd. Class H	60,000	61,414
ZTE Corp. Class H	7,640	11,937

		1,604,075

HONG KONG — 12.26%
AIA Group Ltd.	7,800	46,958
ASM Pacific Technology Ltd.	600	4,331
Bank of East Asia Ltd. (The)[b]	7,200	26,221
BOC Hong Kong Holdings Ltd.	6,000	17,983
Cathay Pacific Airways Ltd.	6,000	9,591
Cheung Kong Infrastructure Holdings Ltd.	12,000	113,469

152

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

CLP Holdings Ltd.	13,500	$124,868
Hang Seng Bank Ltd.	5,700	103,607
HKT Trust & HKT Ltd.	21,160	30,660
Hong Kong & China Gas Co. Ltd.	46,680	87,135
Link REIT	1,500	9,117
MTR Corp. Ltd.	24,000	118,806
Power Assets Holdings Ltd.	10,500	100,097
Swire Pacific Ltd. Class A	6,000	65,243
Yue Yuen Industrial Holdings Ltd.	3,000	10,945

		869,031

INDIA — 4.89%
Dr. Reddy’s Laboratories Ltd. ADR	2,151	98,086
Infosys Ltd. ADR	5,964	112,123
Wipro Ltd. ADR[b]	11,250	136,687

		346,896

INDONESIA — 1.57%
Bank Central Asia Tbk PT	55,800	55,216
Kalbe Farma Tbk PT	66,300	6,913
Telekomunikasi Indonesia Persero Tbk PT	41,400	11,144
Unilever Indonesia Tbk PT	11,700	37,771

		111,044

MALAYSIA — 8.73%
Axiata Group Bhd	42,000	60,745
DiGi.Com Bhd	19,800	22,301
Hong Leong Bank Bhd	28,200	97,164
IHH Healthcare Bhd	61,500	103,117
Malayan Banking Bhd	41,100	93,952
Maxis Bhd	47,700	68,378
Petronas Gas Bhd	3,900	21,944
Public Bank Bhd	19,200	91,908
Sime Darby Bhd	2,100	4,139
Telekom Malaysia Bhd	20,700	35,238
Tenaga Nasional Bhd	5,400	19,850

		618,736

PHILIPPINES — 4.96%
Aboitiz Equity Ventures Inc.	8,700	12,320
Aboitiz Power Corp.	36,600	35,048
Ayala Corp.	180	2,960
Bank of the Philippine Islands	37,200	71,802
BDO Unibank Inc.	33,330	71,085
International Container Terminal Services Inc.	18,690	25,910

Security	Shares	Value

Jollibee Foods Corp.	12,510	$61,259
Metro Pacific Investments Corp.	36,000	4,453
Metropolitan Bank & Trust Co.	11,044	19,138
Philippine Long Distance Telephone Co.	660	24,169
Universal Robina Corp.	5,340	23,735

		351,879

SINGAPORE — 9.00%
CapitaLand Mall Trust[b]	18,900	29,108
ComfortDelGro Corp. Ltd.	18,000	38,704
DBS Group Holdings Ltd.	6,000	68,212
Hutchison Port Holdings Trust	21,600	9,612
Oversea-Chinese Banking Corp. Ltd.[b]	15,000	97,876
Singapore Airlines Ltd.	13,500	115,509
Singapore Technologies Engineering Ltd.	9,000	21,562
Singapore Telecommunications Ltd.	33,000	94,773
StarHub Ltd.[b]	33,000	81,269
United Overseas Bank Ltd.	2,100	29,062
Wilmar International Ltd.	18,900	52,170

		637,857

SOUTH KOREA — 13.36%
AmorePacific Corp.	60	21,459
AmorePacific Group	210	30,964
Cheil Worldwide Inc.	633	9,333
CJ CheilJedang Corp.	42	14,007
Coway Co. Ltd.	99	8,567
Dongbu Insurance Co. Ltd.	1,011	62,200
E-MART Inc.	81	13,045
Hanwha Life Insurance Co. Ltd.	2,679	15,706
Hyundai Department Store Co. Ltd.	45	5,825
Hyundai Glovis Co. Ltd.	36	6,003
Hyundai Marine & Fire Insurance Co. Ltd.	1,196	33,380
Hyundai Mobis Co. Ltd.	91	20,805
Kakao Corp.	120	10,585
Kangwon Land Inc.	2,310	86,468
KEPCO Plant Service & Engineering Co. Ltd.	369	24,451
Kia Motors Corp.	651	27,368
Korea Electric Power Corp.	702	38,076
KT Corp.	234	6,274
KT&G Corp.	837	90,356
LG Display Co. Ltd.	456	9,565
Lotte Shopping Co. Ltd.	99	23,634
NAVER Corp.	36	21,390
NCsoft Corp.	45	9,044

153

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Orion Corp./Republic of Korea	6	$4,897
S-1 Corp.	552	45,104
Samsung Electro-Mechanics Co. Ltd.	54	2,469
Samsung Electronics Co. Ltd.	12	13,112
Samsung Fire & Marine Insurance Co. Ltd.	267	69,011
Samsung Life Insurance Co. Ltd.	824	79,189
Samsung SDS Co. Ltd.	42	6,285
SK Holdings Co. Ltd.	60	11,796
SK Hynix Inc.	876	21,643
SK Telecom Co. Ltd.	365	65,991
Yuhan Corp.	154	39,466

		947,468

TAIWAN — 19.26%
Advanced Semiconductor Engineering Inc.	48,000	45,168
Advantech Co. Ltd.	3,596	25,421
Asustek Computer Inc.	6,000	52,739
Chang Hwa Commercial Bank Ltd.	72,021	37,626
Chicony Electronics Co. Ltd.	18,080	43,444
China Airlines Ltd.[a]	36,000	11,776
Chunghwa Telecom Co. Ltd.	39,000	131,802
Delta Electronics Inc.	6,000	27,904
EVA Airways Corp.[a]	6,589	3,269
Far EasTone Telecommunications Co. Ltd.	33,000	74,486
First Financial Holding Co. Ltd.	147,530	72,272
Formosa Taffeta Co. Ltd.	9,000	8,260
Foxconn Technology Co. Ltd.	21,847	45,112
Hon Hai Precision Industry Co. Ltd.	24,804	59,293
HTC Corp.	3,000	7,664
Hua Nan Financial Holdings Co. Ltd.	190,949	92,653
Lite-On Technology Corp.	45,310	55,210
MediaTek Inc.	3,000	21,393
Mega Financial Holding Co. Ltd.	33,000	23,430
Novatek Microelectronics Corp.	3,000	10,511
President Chain Store Corp.	6,000	42,508
Quanta Computer Inc.	9,000	14,510
Simplo Technology Co. Ltd.	3,000	10,139
Standard Foods Corp.	10,194	24,748
Synnex Technology International Corp.	33,000	32,792
Taiwan Business Bank[a]	82,796	21,358
Taiwan Cooperative Financial Holding Co. Ltd.	249,527	110,246
Taiwan Mobile Co. Ltd.	24,000	79,248

Security	Shares	Value

Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	$111,618
Transcend Information Inc.	9,000	25,309
Uni-President Enterprises Corp.	3,329	6,007
United Microelectronics Corp.	51,000	18,975
WPG Holdings Ltd.	12,000	12,836
Zhen Ding Technology Holding Ltd.	3,000	6,316

		1,366,043

THAILAND — 2.83%
Advanced Info Service PCL NVDR	3,300	14,738
Bangkok Bank PCL Foreign	3,300	15,683
Bangkok Dusit Medical Services PCL NVDR	28,200	19,214
BTS Group Holdings PCL NVDR	291,600	76,803
CP ALL PCL NVDR	27,000	35,364
Delta Electronics Thailand PCL NVDR	18,900	38,958

		200,760

TOTAL COMMON STOCKS
(Cost: $7,482,975)		7,053,789

PREFERRED STOCKS — 0.23%

SOUTH KOREA — 0.23%
Samsung Electronics Co. Ltd.	18	16,477

		16,477

TOTAL PREFERRED STOCKS
(Cost: $18,017)		16,477

SHORT-TERM INVESTMENTS — 4.29%

MONEY MARKET FUNDS — 4.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	284,058	284,058
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	15,499	15,499
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	4,110	4,110

		303,667

TOTAL SHORT-TERM INVESTMENTS (Cost: $303,667)		303,667

154

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL ASIA ex JAPAN ETF

April 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 104.00% (Cost: $7,804,659)	$7,373,933
Other Assets, Less Liabilities — (4.00)%	(283,401)

NET ASSETS — 100.00%	$7,090,532

ADR — American Depositary Receipts

NVDR — Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See	accompanying notes to schedules of investments.

155

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.94%

EXCHANGE-TRADED FUNDS — 100.94% iShares Edge MSCI Min Vol EAFE ETF[a]	128,258	$8,621,503

		8,621,503

TOTAL INVESTMENT COMPANIES (Cost: $8,240,547)		8,621,503

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,b]	4,299	4,299

		4,299

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,299)		4,299

TOTAL INVESTMENTS IN SECURITIES — 100.99% (Cost: $8,244,846)		8,625,802
Other Assets, Less Liabilities — (0.99)%		(84,407)

NET ASSETS — 100.00%		$8,541,395

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	837,000	USD	864,468	05/09/2016	BNP	$8,262
DKK	1,061,000	USD	161,649	05/09/2016	BNP	1,617
EUR	972,000	USD	1,102,253	05/09/2016	BNP	10,927
GBP	1,460,000	USD	2,126,031	05/09/2016	BNP	7,281
HKD	5,573,000	USD	718,352	05/09/2016	BNP	143
ILS	676,000	USD	180,107	05/09/2016	BNP	824
JPY	286,828,000	USD	2,638,232	05/09/2016	BNP	57,681
NOK	87,000	USD	10,674	05/09/2016	BNP	131
NZD	66,000	USD	45,826	05/09/2016	BNP	243
SEK	193,000	USD	23,899	05/09/2016	BNP	139
SGD	445,000	USD	330,278	05/09/2016	BNP	572
USD	691,369	AUD	901,000	05/09/2016	BNP	6,463
USD	718,947	HKD	5,574,000	05/09/2016	BNP	324
AUD	8,000	USD	6,070	06/03/2016	BNP	5
EUR	13,000	USD	14,896	06/03/2016	BNP	3
GBP	15,000	USD	21,914	06/03/2016	BNP	5
JPY	8,783,000	USD	82,362	06/03/2016	BNP	237
NOK	2,000	USD	248	06/03/2016	BNP	—
SGD	6,000	USD	4,457	06/03/2016	BNP	1
USD	700,174	AUD	921,000	06/03/2016	BNP	785
USD	4,178	CHF	4,000	06/03/2016	BNP	3
USD	1,232	DKK	8,000	06/03/2016	BNP	—

						95,646

156

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE CURRENCY HEDGED ETF

April 30, 2016

	Currency Purchased		Currency Sold	Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
AUD	901,000	USD	685,682	05/09/2016	BNP	$(776)
CHF	14,000	USD	14,636	05/09/2016	BNP	(38)
HKD	1,000	USD	129	05/09/2016	BNP	—
USD	885,237	CHF	851,000	05/09/2016	BNP	(2,091)
USD	161,433	DKK	1,061,000	05/09/2016	BNP	(1,833)
USD	1,102,092	EUR	972,000	05/09/2016	BNP	(11,088)
USD	2,107,364	GBP	1,460,000	05/09/2016	BNP	(25,947)
USD	179,215	ILS	676,000	05/09/2016	BNP	(1,716)
USD	2,551,029	JPY	286,828,000	05/09/2016	BNP	(144,884)
USD	10,470	NOK	87,000	05/09/2016	BNP	(334)
USD	45,667	NZD	66,000	05/09/2016	BNP	(403)
USD	23,689	SEK	193,000	05/09/2016	BNP	(350)
USD	329,642	SGD	445,000	05/09/2016	BNP	(1,208)
CHF	10,000	USD	10,440	06/03/2016	BNP	(3)
DKK	5,000	USD	770	06/03/2016	BNP	—
EUR	18,000	USD	20,633	06/03/2016	BNP	(4)
GBP	5,000	USD	7,325	06/03/2016	BNP	(18)
HKD	20,000	USD	2,579	06/03/2016	BNP	—
ILS	20,000	USD	5,359	06/03/2016	BNP	(4)
NZD	2,000	USD	1,396	06/03/2016	BNP	(2)
SEK	11,000	USD	1,372	06/03/2016	BNP	(1)
USD	865,318	CHF	837,000	06/03/2016	BNP	(8,314)
USD	160,990	DKK	1,056,000	06/03/2016	BNP	(1,624)
USD	1,088,202	EUR	959,000	06/03/2016	BNP	(10,879)
USD	2,078,687	GBP	1,427,000	06/03/2016	BNP	(6,520)
USD	724,264	HKD	5,618,000	06/03/2016	BNP	(207)
USD	175,899	ILS	660,000	06/03/2016	BNP	(815)
USD	2,597,175	JPY	282,030,000	06/03/2016	BNP	(55,152)
USD	10,673	NOK	87,000	06/03/2016	BNP	(131)
USD	45,763	NZD	66,000	06/03/2016	BNP	(244)
USD	23,919	SEK	193,000	06/03/2016	BNP	(140)
USD	330,070	SGD	445,000	06/03/2016	BNP	(563)

						(275,289)

Net Unrealized Depreciation						$(179,643)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

AUD — Australian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

See accompanying notes to schedules of investments.

157

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.25%

AUSTRALIA — 8.03%
AGL Energy Ltd.	3,574,230	$49,889,165
Commonwealth Bank of Australia	361,706	20,396,301
CSL Ltd.	260,915	20,943,162
GPT Group (The)	5,256,174	20,176,589
Healthscope Ltd.	13,011,072	27,007,975
Medibank Pvt Ltd.	22,318,092	53,480,659
Ramsay Health Care Ltd.	68,627	3,401,608
Scentre Group	7,248,544	25,943,804
Sonic Healthcare Ltd.	3,637,664	53,911,553
Stockland	2,625,129	8,754,717
Telstra Corp. Ltd.	19,180,320	78,456,815
Transurban Group	5,280,416	46,664,513
Vicinity Centres	14,821,472	37,552,552
Wesfarmers Ltd.	1,534,624	50,090,028
Westfield Corp.	2,336,322	18,007,943
Woolworths Ltd.	1,503,872	25,375,210

		540,052,594
BELGIUM — 1.18%
Colruyt SA	593,216	34,162,223
Proximus SADP	783,680	26,366,631
UCB SA	253,952	19,007,948

		79,536,802
DENMARK — 1.82%
Coloplast A/S Class B	289,664	21,726,026
Novo Nordisk A/S Class B	867,008	48,418,387
TDC A/S	1,287,669	6,590,627
Tryg A/S	1,016,361	19,190,788
William Demant Holding A/Sa	256,928	26,411,200

		122,337,028
FINLAND — 0.21%
Fortum OYJ	948,352	14,294,318

		14,294,318
FRANCE — 4.67%
Aeroports de Paris	277,760	34,962,735
Air Liquide SA	134,338	15,232,531
Danone SA	359,104	25,159,194
Dassault Systemes	349,486	27,339,369
Essilor International SA	83,721	10,840,342
Eutelsat Communications SA	472,192	14,669,874
Hermes International	10,459	3,725,534

Security	Shares	Value

Iliad SA	48,919	$10,693,201
L’Oreal SA	198,011	35,935,158
Sanofi	258,163	21,321,978
SCOR SE	1,092,786	37,216,975
SES SA	1,751,872	47,804,996
Sodexo SA	180,650	18,247,161
Vivendi SA	583,446	11,199,862

		314,348,910

GERMANY — 3.41%
Beiersdorf AG	316,900	28,441,642
Fresenius Medical Care AG & Co. KGaA	484,151	42,005,047
Fresenius SE & Co. KGaA	449,635	32,712,113
Henkel AG & Co. KGaA	284,704	28,933,572
MAN SE	377,952	41,016,053
Merck KGaA	160,930	15,127,231
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	169,816	31,499,058
QIAGEN NVa	118,394	2,653,741
RTL Group SAa	84,320	7,046,175

		229,434,632
HONG KONG — 8.21%
Bank of East Asia Ltd. (The)[b]	5,185,000	18,882,619
Cheung Kong Infrastructure Holdings Ltd.	6,434,000	60,838,176
CLP Holdings Ltd.	8,958,000	82,856,765
Hang Seng Bank Ltd.	4,369,300	79,419,288
HK Electric Investments & HK Electric Investments Ltd.[c]	28,272,000	25,439,406
HKT Trust & HKT Ltd.	27,776,349	40,247,275
Hong Kong & China Gas Co. Ltd.	11,445,422	21,364,630
Link REIT	2,976,000	18,088,795
MTR Corp. Ltd.	13,610,748	67,376,466
PCCW Ltd.	32,736,000	22,197,618
Power Assets Holdings Ltd.	6,708,500	63,952,660
Sun Hung Kai Properties Ltd.	992,599	12,546,322
Swire Pacific Ltd. Class A	1,294,000	14,070,657
Yue Yuen Industrial Holdings Ltd.	6,944,000	25,333,265

		552,613,942
IRELAND — 1.17%
Kerry Group PLC Class A	606,112	54,058,135
Ryanair Holdings PLC ADR	308,549	24,977,042

		79,035,177

158

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2016

Security	Shares	Value

ISRAEL — 1.97%
Bank Hapoalim BM	8,709,760	$44,849,722
Bank Leumi le-Israel BMa	7,060,565	26,029,035
Bezeq The Israeli Telecommunication Corp. Ltd.	10,702,688	22,853,429
Mizrahi Tefahot Bank Ltd.	1,434,432	16,640,564
Teva Pharmaceutical Industries Ltd.	391,840	22,056,419

		132,429,169
ITALY — 0.07%
Snam SpA	720,192	4,396,565

		4,396,565
JAPAN — 29.32%
ABC-Mart Inc.	229,400	15,351,222
Ajinomoto Co. Inc.	892,800	21,319,725
ANA Holdings Inc.	11,088,000	31,918,351
Aozora Bank Ltd.	8,928,000	32,626,272
Asahi Group Holdings Ltd.	201,600	6,611,658
Astellas Pharma Inc.	2,480,000	34,698,444
Benesse Holdings Inc.	651,500	18,906,561
Bridgestone Corp.	793,600	30,529,068
Canon Inc.	2,717,100	79,028,134
Chugai Pharmaceutical Co. Ltd.	99,200	3,486,069
Concordia Financial Group Ltd.[a]	2,033,100	9,736,534
Daiichi Sankyo Co. Ltd.	705,600	17,152,816
East Japan Railway Co.	396,800	36,433,134
Eisai Co. Ltd.	134,200	8,572,896
Electric Power Development Co. Ltd.	158,500	4,910,767
FamilyMart Co. Ltd.	433,900	23,480,359
Japan Airlines Co. Ltd.	1,289,600	47,645,112
Japan Prime Realty Investment Corp.	7,936	35,491,154
Japan Real Estate Investment Corp.	7,936	49,991,719
Japan Retail Fund Investment Corp.	17,856	44,408,445
Japan Tobacco Inc.	148,500	6,287,256
Kamigumi Co. Ltd.	274,000	2,555,746
Kao Corp.	496,000	28,352,129
KDDI Corp.	595,200	17,628,756
Kirin Holdings Co. Ltd.	1,091,200	16,231,084
Kyowa Hakko Kirin Co. Ltd.	174,000	3,226,469
Lawson Inc.	694,400	55,165,195
Marubeni Corp.	1,388,800	7,607,605

Security	Shares	Value

McDonald’s Holdings Co. Japan Ltd.[b]	694,400	$17,315,381
Miraca Holdings Inc.	321,100	14,120,057
Mitsubishi Tanabe Pharma Corp.	2,380,800	43,679,708
Mizuho Financial Group Inc.	34,422,400	53,984,567
Nagoya Railroad Co. Ltd.	3,161,000	16,307,977
NH Foods Ltd.	1,010,000	22,947,895
Nippon Building Fund Inc.	4,036	25,876,873
Nippon Prologis REIT Inc.	15,872	38,658,285
Nippon Telegraph & Telephone Corp.	2,100,400	95,484,327
Nissin Foods Holdings Co. Ltd.	595,200	28,259,414
Nitori Holdings Co. Ltd.	307,100	29,505,939
Nomura Real Estate Master Fund Inc.	36,704	58,283,187
Nomura Research Institute Ltd.	396,800	14,426,394
NTT DOCOMO Inc.	3,684,100	89,421,073
Oracle Corp. Japan	396,800	21,917,734
Oriental Land Co. Ltd./Japan	228,400	16,223,562
Osaka Gas Co. Ltd.	4,960,000	18,394,579
Otsuka Corp.	218,300	10,854,302
Otsuka Holdings Co. Ltd.	1,834,700	73,665,790
Park24 Co. Ltd.	892,800	25,742,212
Recruit Holdings Co. Ltd.	396,800	12,664,816
Resona Holdings Inc.	992,000	3,645,539
Sankyo Co. Ltd.	434,400	16,930,212
Santen Pharmaceutical Co. Ltd.	906,100	13,515,918
Secom Co. Ltd.	396,800	31,318,996
Seven Bank Ltd.	828,100	3,645,358
Shimamura Co. Ltd.	210,000	29,106,968
Shionogi & Co. Ltd.	432,300	22,799,840
Suntory Beverage & Food Ltd.	1,108,800	49,639,254
Suzuken Co. Ltd./Aichi Japan	297,600	10,639,002
Taiheiyo Cement Corp.	2,976,000	8,121,800
Taisho Pharmaceutical Holdings Co. Ltd.	302,400	25,436,703
Takeda Pharmaceutical Co. Ltd.	1,686,400	82,936,930
Tobu Railway Co. Ltd.	2,571,000	13,504,388
Tokyo Gas Co. Ltd.	6,110,000	27,701,865
TonenGeneral Sekiyu KK	2,976,000	29,121,660
Toyo Suisan Kaisha Ltd.	595,200	21,695,219
Toyota Motor Corp.	396,800	20,968,337
Unicharm Corp.	750,100	16,071,819
United Urban Investment Corp.	25,792	45,101,951
USS Co. Ltd.	643,300	10,545,803

159

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2016

Security	Shares	Value

West Japan Railway Co.	496,000	$30,957,409
Yamada Denki Co. Ltd.	3,223,600	16,570,681
Yamato Holdings Co. Ltd.	1,091,200	22,732,696
Yamazaki Baking Co. Ltd.	130,000	3,173,606

		1,972,968,706
NETHERLANDS — 1.34%
NN Group NV	2,591,554	89,818,787

		89,818,787
NEW ZEALAND — 0.54%
Auckland International Airport Ltd.	4,772,703	20,524,468
Meridian Energy Ltd.	3,772,576	6,990,629
Ryman Healthcare Ltd.	694,400	4,336,043
Spark New Zealand Ltd.	1,773,696	4,601,352

		36,452,492
NORWAY — 0.12%
Telenor ASA	487,259	8,386,880

		8,386,880
SINGAPORE — 3.66%
DBS Group Holdings Ltd.	4,464,000	50,749,541
Oversea-Chinese Banking Corp. Ltd.[b]	8,246,199	53,806,901
Singapore Airlines Ltd.	5,087,900	43,533,239
Singapore Press Holdings Ltd.[b]	2,466,900	7,451,816
Singapore Telecommunications Ltd.	18,252,800	52,420,526
StarHub Ltd.[b]	6,745,600	16,612,430
United Overseas Bank Ltd.	1,587,200	21,964,897

		246,539,350
SWEDEN — 0.26%
ICA Gruppen AB	333,312	10,956,051
Telia Co. AB	1,342,588	6,418,021

		17,374,072
SWITZERLAND — 9.82%
Baloise Holding AG Registered	68,789	8,518,784
Barry Callebaut AG Registered	11,155	13,115,999
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	5,952	36,450,955
Chocoladefabriken Lindt & Sprungli AG Registered	321	23,506,510
Givaudan SA Registered	4,253	8,386,197

Security	Shares	Value

Kuehne + Nagel International AG Registered	468,224	$67,510,231
Nestle SA Registered	1,266,784	94,496,668
Novartis AG Registered	966,208	73,788,655
Roche Holding AG	279,744	70,775,086
Schindler Holding AG Registered	30,185	5,552,024
Sonova Holding AG Registered	46,668	6,241,875
Swiss Prime Site AG Registered	562,464	49,321,961
Swiss Re AG	1,008,864	89,571,545
Swisscom AG Registered	153,760	78,043,026
Zurich Insurance Group AG	156,736	35,108,210

		660,387,726
UNITED KINGDOM — 23.45%
Admiral Group PLC	1,642,752	44,688,129
Associated British Foods PLC	220,701	9,906,069
AstraZeneca PLC	893,792	51,429,963
Babcock International Group PLC	451,625	6,268,526
British American Tobacco PLC	1,131,282	69,105,911
BT Group PLC	5,054,376	32,815,239
Bunzl PLC	600,723	17,943,194
Capita PLC	731,474	10,726,085
Centrica PLC	7,872,512	27,493,362
Compass Group PLC	4,595,449	82,061,589
Diageo PLC	1,802,476	48,742,686
Direct Line Insurance Group PLC	6,272,952	33,255,908
Dixons Carphone PLC	452,611	2,819,205
easyJet PLC	566,600	12,226,090
Fresnillo PLC	1,975,072	32,202,261
G4S PLC	6,920,266	19,099,058
GlaxoSmithKline PLC	3,464,064	74,037,111
HSBC Holdings PLC	8,826,352	58,507,036
Imperial Brands PLC	819,392	44,634,202
Inmarsat PLC	1,948,556	26,532,035
J Sainsbury PLC[b]	3,255,819	13,778,948
Kingfisher PLC	4,519,552	24,092,713
Land Securities Group PLC	501,524	8,316,612
Lloyds Banking Group PLC	36,720,997	36,078,713
Marks & Spencer Group PLC	1,687,392	10,468,336
Merlin Entertainments PLC[c]	2,202,697	13,923,353
National Grid PLC	6,385,504	91,184,069
Next PLC	489,056	36,429,886
Randgold Resources Ltd.	706,799	70,095,940
Reckitt Benckiser Group PLC	1,000,489	97,522,176
RELX PLC	3,085,120	54,684,683
Royal Dutch Shell PLC Class A	947,620	24,702,476

160

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EAFE ETF

April 30, 2016

Security	Shares	Value

Royal Dutch Shell PLC Class B	285,705	$7,474,937
Royal Mail PLC	8,015,360	57,170,379
Severn Trent PLC	128,960	4,207,107
Sky PLC	2,948,236	40,532,630
Smith & Nephew PLC	2,049,655	34,709,381
SSE PLC	3,720,992	82,308,361
Tate & Lyle PLC	2,731,968	23,532,128
TUI AG	1,621,920	23,545,686
Unilever PLC	1,619,419	72,461,551
United Utilities Group PLC	295,616	4,068,488
Vodafone Group PLC	13,016,374	41,796,396

		1,577,578,608

TOTAL COMMON STOCKS
(Cost: $6,369,831,058)		6,677,985,758

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.50%[d,e,f]	25,299,077	25,299,077
BlackRock Cash Funds: Prime, SL Agency Shares 0.49%[d,e,f]	1,380,381	1,380,381
BlackRock Cash Funds: Treasury, SL Agency Shares 0.28%[d,e]	1,337,272	1,337,272

		28,016,730

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,016,730)		28,016,730

TOTAL INVESTMENTS IN SECURITIES — 99.67% (Cost: $6,397,847,788)		6,706,002,488
Other Assets, Less Liabilities — 0.33%		22,496,483

NET ASSETS — 100.00%		$6,728,498,971

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

161

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.69%

EXCHANGE-TRADED FUNDS — 100.69%
iShares Edge MSCI Min Vol Europe ETF[a]	103,620	$2,476,518

		2,476,518

TOTAL INVESTMENT COMPANIES
(Cost: $2,510,096)		2,476,518

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.28%[a,b]	1,227	1,227

		1,227

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,227)		1,227

TOTAL INVESTMENTS IN SECURITIES — 100.74%
(Cost: $2,511,323)		2,477,745
Other Assets, Less Liabilities — (0.74)%		(18,253)

NET ASSETS — 100.00%		$2,459,492

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

Forward currency contracts as of April 30, 2016 were as follows:

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
CHF	434,000	USD	448,152	05/04/2016	BNP	$4,280
DKK	888,000	USD	135,290	05/04/2016	BNP	1,336
EUR	790,000	USD	895,770	05/04/2016	BNP	8,846
GBP	609,000	USD	886,675	05/04/2016	BNP	3,166
NOK	344,000	USD	42,206	05/04/2016	BNP	517
SEK	906,000	USD	112,165	05/04/2016	BNP	660
USD	892,124	GBP	609,000	05/04/2016	BNP	2,283
EUR	4,000	USD	4,583	06/03/2016	BNP	1
GBP	3,000	USD	4,383	06/03/2016	BNP	1
USD	9,401	CHF	9,000	06/03/2016	BNP	7
USD	1,232	DKK	8,000	06/03/2016	BNP	—
USD	8,790	GBP	6,000	06/03/2016	BNP	22

162

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE CURRENCY HEDGED ETF

April 30, 2016

Currency Purchased		Currency Sold		Settlement Date	Counter- party	Unrealized Appreciation (Depreciation)
USD	374	SEK	3,000	06/03/2016	BNP	$—

						21,119

CHF	12,000	USD	12,539	05/04/2016	BNP	(30)
GBP	609,000	USD	892,124	05/04/2016	BNP	(2,283)
USD	463,851	CHF	446,000	05/04/2016	BNP	(1,091)
USD	135,091	DKK	888,000	05/04/2016	BNP	(1,535)
USD	895,601	EUR	790,000	05/04/2016	BNP	(9,015)
USD	879,027	GBP	609,000	05/04/2016	BNP	(10,814)
USD	41,392	NOK	344,000	05/04/2016	BNP	(1,331)
USD	111,147	SEK	906,000	05/04/2016	BNP	(1,678)
CHF	3,000	USD	3,132	06/03/2016	BNP	(1)
DKK	1,000	USD	154	06/03/2016	BNP	—
SEK	9,000	USD	1,122	06/03/2016	BNP	—
USD	448,683	CHF	434,000	06/03/2016	BNP	(4,311)
USD	130,805	DKK	858,000	06/03/2016	BNP	(1,320)
USD	880,547	EUR	776,000	06/03/2016	BNP	(8,803)
USD	856,530	GBP	588,000	06/03/2016	BNP	(2,686)
USD	42,572	NOK	347,000	06/03/2016	BNP	(518)
USD	110,178	SEK	889,000	06/03/2016	BNP	(645)

						(46,061)

				Net Unrealized Depreciation		$(24,942)

Counterparties:

BNP — BNP Paribas SA

Currency Abbreviations:

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro

GBP — British Pound

NOK — Norwegian Krone

SEK — Swedish Krona

USD — United States Dollar

See accompanying notes to schedules of investments.

163

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.97%

AUSTRIA — 0.07%
OMV AG	648	$19,453

		19,453
BELGIUM — 4.77%
Anheuser-Busch InBev SA/NV	1,585	196,242
Colruyt SA	4,601	264,963
Groupe Bruxelles Lambert SA	4,356	384,813
Proximus SADP	7,626	256,574
UCB SA	3,540	264,964

		1,367,556
DENMARK — 5.30%
Coloplast A/S Class B	5,555	416,649
Danske Bank A/S	7,487	211,765
ISS A/S	750	28,484
Novo Nordisk A/S Class B	8,006	447,098
TDC A/S	15,120	77,388
Tryg A/S	8,293	156,587
William Demant Holding A/Sa	1,764	181,332

		1,519,303
FINLAND — 3.03%
Elisa OYJ	2,858	106,746
Fortum OYJ	22,046	332,295
Orion OYJ Class B	1,416	49,400
Sampo OYJ Class A	8,716	380,647

		869,088
FRANCE — 10.22%
Aeroports de Paris	1,967	247,594
Air Liquide SA	1,300	147,406
Danone SA	6,333	443,697
Dassault Systemes	1,008	78,853
Engie SA	1,152	19,000
Essilor International SA	1,704	220,637
Eutelsat Communications SA	2,280	70,834
Hermes International	393	139,988
Iliad SA	585	127,875
L’Oreal SA	2,316	420,309
Pernod Ricard SA	421	45,461
Sanofi	3,558	293,859
SCOR SE	3,812	129,825
SES SA	9,507	259,427
Societe BIC SA	96	13,629
Sodexo SA	744	75,150
Vivendi SA	10,303	197,777

		2,931,321

Security	Shares	Value

GERMANY — 7.93%
Bayer AG Registered	338	$39,003
Beiersdorf AG	1,696	152,215
Deutsche Telekom AG Registered	3,073	53,798
Fresenius Medical Care AG & Co. KGaA	3,773	327,346
Fresenius SE & Co. KGaA	4,512	328,260
Henkel AG & Co. KGaA	1,608	163,416
MAN SE	2,599	282,048
Merck KGaA	2,424	227,853
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,948	361,333
RTL Group SAa	948	79,220
SAP SE	2,184	170,899
Telefonica Deutschland Holding AG	17,736	90,072

		2,275,463
IRELAND — 1.81%
Kerry Group PLC Class A	4,157	370,756
Ryanair Holdings PLC ADR	1,829	148,058

		518,814
ITALY — 1.42%
Snam SpA	59,092	360,739
Terna Rete Elettrica Nazionale SpA	8,219	46,353

		407,092
NETHERLANDS — 3.41%
NN Group NV	17,848	618,581
RELX NV	4,063	68,198
Unilever NV CVA	6,625	291,111

		977,890
NORWAY — 1.73%
Gjensidige Forsikring ASA	6,945	118,936
Schibsted ASA Class Ba	2,686	76,354
Statoil ASA	1,010	17,849
Telenor ASA	16,449	283,126

		496,265
PORTUGAL — 0.25%
EDP — Energias de Portugal SA	20,551	73,062

		73,062
SPAIN — 1.84%
Aena SAa,b	264	37,660
Endesa SA	12,492	262,332
Iberdrola SA	25,827	183,520
Telefonica SA	4,055	44,224

		527,736

164

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2016

Security	Shares	Value

SWEDEN — 4.35%
Hennes & Mauritz AB Class B	11,658	$414,881
ICA Gruppen AB	5,397	177,401
Svenska Cellulosa AB SCA Class B	632	19,923
Svenska Handelsbanken AB Class A	10,917	145,470
Swedbank AB Class A	3,768	81,349
Telefonaktiebolaget LM Ericsson Class B	7,224	58,531
Telia Co. AB	73,359	350,680

		1,248,235
SWITZERLAND — 18.29%
Baloise Holding AG Registered	1,369	169,536
Barry Callebaut AG Registered	53	62,317
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	31	189,849
Chocoladefabriken Lindt & Sprungli AG Registered	4	292,916
Givaudan SA Registered	168	331,268
Kuehne + Nagel International AG Registered	3,170	457,062
Lonza Group AG Registered	264	43,959
Nestle SA Registered	5,834	435,191
Novartis AG Registered	4,934	376,806
Roche Holding AG	1,617	409,100
Schindler Holding AG Participation Certificates	288	52,492
Schindler Holding AG Registered	1,367	251,437
SGS SA Registered	122	268,693
Sonova Holding AG Registered	2,404	321,537
Swiss Life Holding AG Registered	256	64,661
Swiss Prime Site AG Registered	4,285	375,748
Swiss Re AG	4,549	403,881
Swisscom AG Registered	845	428,891
Zurich Insurance Group AG	1,392	311,802

		5,247,146
UNITED KINGDOM — 34.55%
Admiral Group PLC	9,683	263,409
Associated British Foods PLC	2,282	102,427
AstraZeneca PLC	6,406	368,610
Auto Trader Group PLC[b]	9,358	51,407
BAE Systems PLC	13,729	95,993
BP PLC	22,482	123,091
British American Tobacco PLC	7,298	445,808
British Land Co. PLC (The)	14,400	151,670

Security	Shares	Value

BT Group PLC	56,401	$366,180
Bunzl PLC	912	27,241
Capita PLC	1,366	20,031
Centrica PLC	34,872	121,784
Compass Group PLC	24,865	444,018
Diageo PLC	13,743	371,639
Direct Line Insurance Group PLC	44,978	238,450
Dixons Carphone PLC	3,404	21,203
easyJet PLC	3,844	82,946
Fresnillo PLC	5,967	97,288
GlaxoSmithKline PLC	20,191	431,540
Hammerson PLC	2,957	25,319
HSBC Holdings PLC	53,046	351,625
Imperial Brands PLC	6,750	367,688
Inmarsat PLC	8,974	122,192
Kingfisher PLC	16,674	88,885
Land Securities Group PLC	18,049	299,301
Lloyds Banking Group PLC	260,055	255,506
Merlin Entertainments PLC[b]	11,174	70,631
National Grid PLC	31,520	450,101
Next PLC	3,656	272,336
Randgold Resources Ltd.	2,945	292,067
Reckitt Benckiser Group PLC	4,458	434,541
RELX PLC	12,277	217,614
Royal Dutch Shell PLC Class A	12,120	315,943
Royal Dutch Shell PLC Class B	720	18,837
Royal Mail PLC	34,337	244,912
SABMiller PLC	289	17,718
Severn Trent PLC	4,501	146,838
Shire PLC	305	19,038
Sky PLC	16,656	228,988
Smith & Nephew PLC	16,879	285,833
SSE PLC	17,974	397,585
Tate & Lyle PLC	5,473	47,142
TUI AG	8,417	122,191
Unilever PLC	9,790	438,058
United Utilities Group PLC	17,020	234,242
Vodafone Group PLC	95,076	305,295
William Hill PLC	3,336	15,281

		9,910,442

TOTAL COMMON STOCKS
(Cost: $29,298,706)		28,388,866

165

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL EUROPE ETF

April 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 0.20%

GERMANY — 0.20%
Henkel AG & Co. KGaA	490	$55,942

		55,942

TOTAL PREFERRED STOCKS
(Cost: $55,795)		55,942

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.28%[c,d]	6,679	6,679

		6,679

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,679)		6,679

TOTAL INVESTMENTS IN SECURITIES — 99.19%
(Cost: $29,361,180)		28,451,487
Other Assets, Less Liabilities — 0.81%		231,994

NET ASSETS — 100.00%		$28,683,481

ADR American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

166

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.21%

AIR FREIGHT & LOGISTICS — 0.53%
Yamato Holdings Co. Ltd.	12,000	$249,993

		249,993
AIRLINES — 2.21%
ANA Holdings Inc.	160,000	460,582
Japan Airlines Co. Ltd.	16,000	591,131

		1,051,713
AUTO COMPONENTS — 3.60%
Aisin Seiki Co. Ltd.	3,200	129,501
Bridgestone Corp.	17,600	677,056
Denso Corp.	9,600	381,416
Sumitomo Electric Industries Ltd.	20,800	261,470
Sumitomo Rubber Industries Ltd.	6,400	101,687
Toyota Industries Corp.	3,500	159,143

		1,710,273
AUTOMOBILES — 4.98%
Daihatsu Motor Co. Ltd.	16,000	224,309
Fuji Heavy Industries Ltd.	8,000	277,845
Honda Motor Co. Ltd.	20,000	559,372
Isuzu Motors Ltd.	3,200	35,755
Mitsubishi Motors Corp.	16,000	67,143
Nissan Motor Co. Ltd.	65,600	613,113
Toyota Motor Corp.	11,200	591,848

		2,369,385
BANKS — 5.18%
Aozora Bank Ltd.	120,000	438,525
Chiba Bank Ltd. (The)	16,000	84,341
Chugoku Bank Ltd. (The)	1,600	17,167
Concordia Financial Group Ltd.[a]	32,000	153,248
Gunma Bank Ltd. (The)	8,000	32,824
Mitsubishi UFJ Financial Group Inc.	60,800	295,547
Mizuho Financial Group Inc.	323,200	506,874
Resona Holdings Inc.	92,000	338,094
Seven Bank Ltd.	31,200	137,345
Sumitomo Mitsui Financial Group Inc.	12,000	382,784
Yamaguchi Financial Group Inc.	8,000	76,639

		2,463,388
BEVERAGES — 3.19%
Asahi Group Holdings Ltd.	12,000	393,551
Kirin Holdings Co. Ltd.	32,000	475,985
Suntory Beverage & Food Ltd.	14,400	644,666

		1,514,202

Security	Shares	Value

BUILDING PRODUCTS — 0.20%
Asahi Glass Co. Ltd.	16,000	$97,051

		97,051
CHEMICALS — 2.68%
Asahi Kasei Corp.	16,000	113,605
Kaneka Corp.	8,000	69,686
Kuraray Co. Ltd.	8,000	105,126
Mitsubishi Chemical Holdings Corp.	7,200	39,151
Shin-Etsu Chemical Co. Ltd.	8,000	463,797
Toray Industries Inc.	56,000	485,025

		1,276,390
COMMERCIAL SERVICES & SUPPLIES — 2.80%
Dai Nippon Printing Co. Ltd.	16,000	155,671
Park24 Co. Ltd.	12,000	345,997
Secom Co. Ltd.	9,600	757,718
Toppan Printing Co. Ltd.	8,000	70,807

		1,330,193
CONSTRUCTION & ENGINEERING — 1.06%
Kajima Corp.	16,000	102,435
Obayashi Corp.	16,000	161,652
Shimizu Corp.	8,000	73,499
Taisei Corp.	24,000	167,783

		505,369
CONSTRUCTION MATERIALS — 0.37%
Taiheiyo Cement Corp.	64,000	174,662

		174,662
DIVERSIFIED CONSUMER SERVICES — 0.34%
Benesse Holdings Inc.	5,600	162,512

		162,512
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.61%
Nippon Telegraph & Telephone Corp.	16,800	763,729

		763,729
ELECTRIC UTILITIES — 1.71%
Chubu Electric Power Co. Inc.	19,200	260,289
Chugoku Electric Power Co. Inc. (The)	8,000	106,622
Hokuriku Electric Power Co.	4,800	64,422
Kansai Electric Power Co. Inc. (The)[a]	16,000	146,130
Kyushu Electric Power Co. Inc.	2,400	24,943
Tohoku Electric Power Co. Inc.	6,400	84,221
Tokyo Electric Power Co. Holdings Inc.[a]	23,200	127,931

		814,558

167

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2016

Security	Shares	Value

ELECTRICAL EQUIPMENT — 0.39%
Nidec Corp.	2,400	$183,597

		183,597
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.49%
Citizen Holdings Co. Ltd.	5,600	32,659
Hirose Electric Co. Ltd.	800	101,014
Hitachi Ltd.	40,000	192,757
Keyence Corp.	100	62,769
Kyocera Corp.	3,200	163,686
Murata Manufacturing Co. Ltd.	1,000	138,278
Shimadzu Corp.	1,000	15,833

		706,996
FOOD & STAPLES RETAILING — 2.86%
Aeon Co. Ltd.	11,200	172,038
FamilyMart Co. Ltd.	3,200	173,167
Lawson Inc.	7,200	571,990
Seven & I Holdings Co. Ltd.	10,400	441,583

		1,358,778
FOOD PRODUCTS — 3.75%
Ajinomoto Co. Inc.	16,000	382,074
Calbee Inc.	800	32,338
MEIJI Holdings Co. Ltd.	800	64,152
NH Foods Ltd.	16,000	363,531
Nisshin Seifun Group Inc.	4,800	80,706
Nissin Foods Holdings Co. Ltd.	7,200	341,848
Toyo Suisan Kaisha Ltd.	8,800	320,763
Yamazaki Baking Co. Ltd.	8,000	195,299

		1,780,711
GAS UTILITIES — 2.48%
Osaka Gas Co. Ltd.	136,000	504,368
Toho Gas Co. Ltd.	24,000	168,232
Tokyo Gas Co. Ltd.	112,000	507,792

		1,180,392
HEALTH CARE EQUIPMENT & SUPPLIES — 1.21%
Hoya Corp.	5,600	223,016
Olympus Corp.	900	36,548
Sysmex Corp.	2,400	157,017
Terumo Corp.	4,000	157,951

		574,532
HEALTH CARE PROVIDERS & SERVICES — 0.94%
Alfresa Holdings Corp.	6,400	127,887
Medipal Holdings Corp.	3,200	52,608
Miraca Holdings Inc.	4,800	211,075

Security	Shares	Value

Suzuken Co. Ltd./Aichi Japan	1,600	$57,199

		448,769
HEALTH CARE TECHNOLOGY — 0.43%
M3 Inc.	7,200	202,552

		202,552
HOTELS, RESTAURANTS & LEISURE — 1.81%
McDonald’s Holdings Co. Japan Ltd.	20,800	518,663
Oriental Land Co. Ltd./Japan	4,800	340,951

		859,614
HOUSEHOLD DURABLES — 1.49%
Casio Computer Co. Ltd.	1,600	31,628
Nikon Corp.	3,200	48,182
Panasonic Corp.	8,800	81,786
Rinnai Corp.	1,600	146,100
Sekisui Chemical Co. Ltd.	6,400	82,965
Sekisui House Ltd.	17,600	317,719

		708,380
HOUSEHOLD PRODUCTS — 0.61%
Unicharm Corp.	13,600	291,397

		291,397
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.57%
Electric Power Development Co. Ltd.	8,800	272,648

		272,648
INDUSTRIAL CONGLOMERATES — 0.15%
Seibu Holdings Inc.	3,200	69,865

		69,865
INSURANCE — 0.45%
MS&AD Insurance Group Holdings Inc.	800	22,196
Tokio Marine Holdings Inc.	5,600	193,078

		215,274
INTERNET & CATALOG RETAIL — 0.04%
Rakuten Inc.	1,600	18,251

		18,251
INTERNET SOFTWARE & SERVICES — 0.10%
Yahoo Japan Corp.	10,400	48,212

		48,212
IT SERVICES — 2.24%
Fujitsu Ltd.	10,000	36,525
Itochu Techno-Solutions Corp.	4,800	96,902
Nomura Research Institute Ltd.	12,000	436,282
NTT Data Corp.	4,800	257,508

168

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2016

Security	Shares	Value

Otsuka Corp.	4,800	$238,665

		1,065,882
LEISURE PRODUCTS — 1.04%
Bandai Namco Holdings Inc.	5,600	122,473
Sankyo Co. Ltd.	6,400	249,432
Shimano Inc.	800	120,230

		492,135
MACHINERY — 0.27%
Komatsu Ltd.	5,600	99,784
Mitsubishi Heavy Industries Ltd.	8,000	29,721

		129,505
MARINE — 0.07%
Nippon Yusen KK	16,000	32,450

		32,450
MEDIA — 0.18%
Toho Co. Ltd./Tokyo	3,200	84,041

		84,041
MULTILINE RETAIL — 0.17%
J Front Retailing Co. Ltd.	1,600	20,053
Takashimaya Co. Ltd.	8,000	60,340

		80,393
OIL, GAS & CONSUMABLE FUELS — 1.47%
Idemitsu Kosan Co. Ltd.	3,200	70,463
JX Holdings Inc.	45,600	200,564
Showa Shell Sekiyu KK	3,200	34,335
TonenGeneral Sekiyu KK	40,000	391,420

		696,782
PERSONAL PRODUCTS — 1.62%
Kao Corp.	12,800	731,668
Shiseido Co. Ltd.	1,600	37,160

		768,828
PHARMACEUTICALS — 10.67%
Astellas Pharma Inc.	44,000	615,618
Chugai Pharmaceutical Co. Ltd.	7,200	253,021
Daiichi Sankyo Co. Ltd.	19,200	466,743
Eisai Co. Ltd.	3,200	204,421
Hisamitsu Pharmaceutical Co. Inc.	800	39,105
Kyowa Hakko Kirin Co. Ltd.	8,000	148,343
Mitsubishi Tanabe Pharma Corp.	38,400	704,512
Ono Pharmaceutical Co. Ltd.	4,800	223,323
Otsuka Holdings Co. Ltd.	19,200	770,907
Santen Pharmaceutical Co. Ltd.	15,200	226,732
Shionogi & Co. Ltd.	6,400	337,541

Security	Shares	Value

Sumitomo Dainippon Pharma Co. Ltd.	5,600	$74,478
Taisho Pharmaceutical Holdings Co. Ltd.	4,000	336,464
Takeda Pharmaceutical Co. Ltd.	13,600	668,846

		5,070,054
PROFESSIONAL SERVICES — 1.02%
Recruit Holdings Co. Ltd.	15,200	485,144

		485,144
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.70%
Japan Prime Realty Investment Corp.	104	465,106
Japan Real Estate Investment Corp.	80	503,949
Japan Retail Fund Investment Corp.	248	616,784
Nippon Building Fund Inc.	96	615,505
Nippon Prologis REIT Inc.	152	370,216
Nomura Real Estate Master Fund Inc.	448	711,390
United Urban Investment Corp.	216	377,715

		3,660,665
REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.32%
Daito Trust Construction Co. Ltd.	2,800	405,496
Daiwa House Industry Co. Ltd.	8,000	221,543

		627,039
ROAD & RAIL — 7.72%
Central Japan Railway Co.	1,600	290,630
East Japan Railway Co.	7,200	661,085
Hankyu Hanshin Holdings Inc.	64,000	415,720
Keikyu Corp.	8,000	74,246
Keio Corp.	9,000	81,593
Kintetsu Group Holdings Co. Ltd.	64,000	269,172
Nagoya Railroad Co. Ltd.	64,000	330,184
Nippon Express Co. Ltd.	48,000	228,347
Odakyu Electric Railway Co. Ltd.	16,000	178,401
Tobu Railway Co. Ltd.	72,000	378,186
Tokyu Corp.	24,000	212,870
West Japan Railway Co.	8,800	549,244

		3,669,678
SOFTWARE — 1.22%
Oracle Corp. Japan	8,800	486,079
Trend Micro Inc./Japan	2,400	93,873

		579,952
SPECIALTY RETAIL — 2.93%
ABC-Mart Inc.	4,000	267,676
Fast Retailing Co. Ltd.	800	218,216
Nitori Holdings Co. Ltd.	4,000	384,317
Shimamura Co. Ltd.	1,600	221,767
USS Co. Ltd.	9,600	157,376

169

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL JAPAN ETF

April 30, 2016

Security	Shares	Value

Yamada Denki Co. Ltd.	28,300	$145,474

		1,394,826
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.00%
Canon Inc.	23,200	674,783
FUJIFILM Holdings Corp.	10,400	444,110
NEC Corp.	48,000	121,127
Ricoh Co. Ltd.	17,600	186,536

		1,426,556
TOBACCO — 1.00%
Japan Tobacco Inc.	11,200	474,190

		474,190
TRADING COMPANIES & DISTRIBUTORS — 2.73%
ITOCHU Corp.	18,400	243,339
Marubeni Corp.	40,000	219,113
Mitsubishi Corp.	18,400	320,381
Mitsui & Co. Ltd.	27,200	341,033
Sumitomo Corp.	16,000	174,961

		1,298,827
TRANSPORTATION INFRASTRUCTURE — 0.18%
Kamigumi Co. Ltd.	9,000	83,948

		83,948
WIRELESS TELECOMMUNICATION SERVICES — 3.43%
KDDI Corp.	23,200	687,143
NTT DOCOMO Inc.	35,200	854,380
SoftBank Group Corp.	1,600	89,544

		1,631,067

TOTAL COMMON STOCKS
(Cost: $45,261,615)		47,155,348

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.03%

MONEY MARKET FUNDS — 0.03%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,c]	15,878	$15,878

		15,878

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,878)		15,878

TOTAL INVESTMENTS IN SECURITIES — 99.24%
(Cost: $45,277,493)		47,171,226
Other Assets, Less Liabilities — 0.76%		359,765

NET ASSETS — 100.00%		$47,530,991

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

170

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.95%

AEROSPACE & DEFENSE — 0.28%
Lockheed Martin Corp.	151,676	$35,246,469

		35,246,469
AIR FREIGHT & LOGISTICS — 1.30%
United Parcel Service Inc. Class B	1,532,802	161,051,506

		161,051,506
BANKS — 1.02%
U.S. Bancorp.	1,276,212	54,481,490
Wells Fargo & Co.	1,428,831	71,412,974

		125,894,464
BEVERAGES — 2.72%
Coca-Cola Co. (The)	3,450,009	154,560,403
PepsiCo Inc.	1,770,368	182,277,089

		336,837,492
BIOTECHNOLOGY — 0.09%
Baxalta Inc.	258,451	10,842,019

		10,842,019
CHEMICALS — 0.98%
Ecolab Inc.	346,855	39,881,388
Monsanto Co.	216,408	20,273,102
Praxair Inc.	324,461	38,111,189
Sherwin-Williams Co. (The)	81,549	23,429,843

		121,695,522
COMMERCIAL SERVICES & SUPPLIES — 2.20%
Republic Services Inc.	2,166,548	101,979,414
Stericycle Inc.[a]	408,380	39,024,793
Waste Management Inc.	2,249,696	132,259,628

		273,263,835
COMMUNICATIONS EQUIPMENT — 1.44%
Cisco Systems Inc.	3,032,709	83,369,171
Motorola Solutions Inc.	1,260,185	94,753,310

		178,122,481
DISTRIBUTORS — 0.15%
Genuine Parts Co.	191,622	18,389,963

		18,389,963
DIVERSIFIED FINANCIAL SERVICES — 1.54%
Berkshire Hathaway Inc. Class Ba	1,105,064	160,764,711
CME Group Inc./IL	333,781	30,677,811

		191,442,522

Security	Shares	Value

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.04%
AT&T Inc.	5,383,553	$208,989,527
SBA Communications Corp. Class Aa	1,018,179	104,913,164
Verizon Communications Inc.	3,671,891	187,046,128

		500,948,819
ELECTRIC UTILITIES — 5.28%
American Electric Power Co. Inc.	364,666	23,156,291
Duke Energy Corp.	2,087,368	164,442,851
Eversource Energy	417,113	23,541,858
NextEra Energy Inc.	691,150	81,265,417
PG&E Corp.	1,264,557	73,597,217
Southern Co. (The)	3,352,324	167,951,432
Xcel Energy Inc.	3,027,731	121,200,072

		655,155,138
ENERGY EQUIPMENT & SERVICES — 0.12%
Schlumberger Ltd.	189,671	15,238,168

		15,238,168
FOOD & STAPLES RETAILING — 1.47%
Costco Wholesale Corp.	265,414	39,315,776
CVS Health Corp.	451,180	45,343,590
Sysco Corp.	748,518	34,484,224
Wal-Mart Stores Inc.	942,897	63,051,522

		182,195,112
FOOD PRODUCTS — 3.96%
Campbell Soup Co.	689,215	42,531,458
General Mills Inc.	2,905,019	178,193,865
Hershey Co. (The)	776,966	72,343,304
JM Smucker Co. (The)	68,624	8,713,876
Kellogg Co.	868,393	66,701,266
McCormick & Co. Inc./MD	840,846	78,854,538
Mondelez International Inc. Class A	1,029,411	44,223,497

		491,561,804
HEALTH CARE EQUIPMENT & SUPPLIES — 5.96%
Abbott Laboratories	2,626,689	102,178,202
Baxter International Inc.	1,487,183	65,763,232
Becton Dickinson and Co.	1,022,841	164,943,340
CR Bard Inc.	487,228	103,375,165
Edwards Lifesciences Corp.[a]	77,099	8,188,685
Intuitive Surgical Inc.[a]	18,735	11,734,854
Medtronic PLC	1,234,638	97,721,598
Stryker Corp.	949,961	103,555,249
Varian Medical Systems Inc.[a,b]	891,355	72,360,199

171

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2016

Security	Shares	Value

Zimmer Biomet Holdings Inc.	81,294	$9,411,406

		739,231,930
HEALTH CARE PROVIDERS & SERVICES — 7.13%
AmerisourceBergen Corp.	1,178,545	100,294,179
Anthem Inc.	196,089	27,603,448
Cardinal Health Inc.	704,091	55,242,980
Cigna Corp.	76,823	10,643,058
DaVita HealthCare Partners Inc.[a,b]	1,160,862	85,787,702
Express Scripts Holding Co.[a,b]	1,219,574	89,919,191
Henry Schein Inc.[a,b]	863,458	145,665,365
Humana Inc.	35,540	6,293,068
Laboratory Corp. of America Holdings[a]	495,508	62,097,063
McKesson Corp.	517,333	86,818,824
Patterson Companies Inc.	1,035,014	44,867,857
Quest Diagnostics Inc.	350,504	26,347,386
UnitedHealth Group Inc.	1,088,918	143,388,722

		884,968,843
HOTELS, RESTAURANTS & LEISURE — 2.41%
Chipotle Mexican Grill Inc.[a,b]	93,047	39,169,996
McDonald’s Corp.	1,564,174	197,852,369
Starbucks Corp.	1,098,603	61,774,447

		298,796,812
HOUSEHOLD PRODUCTS — 5.02%
Church & Dwight Co. Inc.	971,804	90,086,231
Clorox Co. (The)	821,071	102,822,721
Colgate-Palmolive Co.	1,497,419	106,196,955
Kimberly-Clark Corp.	1,107,850	138,691,742
Procter & Gamble Co. (The)	2,308,484	184,955,738

		622,753,387
INDUSTRIAL CONGLOMERATES — 0.61%
3M Co.	419,135	70,154,816
Danaher Corp.	62,924	6,087,897

		76,242,713
INSURANCE — 5.31%
Alleghany Corp.[a]	89,099	46,445,527
Arch Capital Group Ltd.[a]	1,522,813	107,343,088
Axis Capital Holdings Ltd.	965,609	51,437,991
Chubb Ltd.	1,034,659	121,944,910
Everest Re Group Ltd.	395,750	73,174,175
Marsh & McLennan Companies Inc.	1,106,038	69,846,300
RenaissanceRe Holdings Ltd.	476,018	52,795,156

Security	Shares	Value

Travelers Companies Inc. (The)	567,312	$62,347,589
Willis Towers Watson PLC	231,508	28,915,349
WR Berkley Corp.	801,876	44,905,056

		659,155,141
INTERNET SOFTWARE & SERVICES — 1.87%
Alphabet Inc. Class Aa	74,089	52,446,121
eBay Inc.[a]	1,442,535	35,241,130
Facebook Inc. Class Aa	1,231,210	144,765,672

		232,452,923
IT SERVICES — 8.56%
Accenture PLC Class A	1,255,980	141,825,262
Automatic Data Processing Inc.	2,017,624	178,438,667
Fidelity National Information Services Inc.	980,361	64,507,754
Fiserv Inc.[a]	1,248,838	122,036,449
Gartner Inc.[a]	753,776	65,706,654
International Business Machines Corp.	615,409	89,812,789
MasterCard Inc. Class A	384,384	37,281,404
Paychex Inc.	3,341,529	174,160,491
PayPal Holdings Inc.[a]	1,167,164	45,729,486
Vantiv Inc. Class Aa	205,167	11,189,808
Visa Inc. Class A	1,695,910	130,992,088

		1,061,680,852
LIFE SCIENCES TOOLS & SERVICES — 0.52%
Thermo Fisher Scientific Inc.	266,765	38,480,851
Waters Corp.[a]	199,247	25,933,990

		64,414,841
METALS & MINING — 1.84%
Newmont Mining Corp.	6,533,974	228,493,071

		228,493,071
MULTI-UTILITIES — 3.08%
Consolidated Edison Inc.	2,305,253	171,971,874
Dominion Resources Inc./VA	1,724,236	123,231,147
Sempra Energy	144,443	14,928,184
WEC Energy Group Inc.	1,231,719	71,698,363

		381,829,568
MULTILINE RETAIL — 1.28%
Dollar General Corp.	467,129	38,262,537
Dollar Tree Inc.[a]	389,478	31,045,291
Nordstrom Inc.	178,387	9,120,927
Target Corp.	1,008,693	80,191,094

		158,619,849

172

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2016

Security	Shares	Value

OIL, GAS & CONSUMABLE FUELS — 2.03%
Cabot Oil & Gas Corp.	667,862	$15,627,971
California Resources Corp.	1	2
Chevron Corp.	240,024	24,525,652
Exxon Mobil Corp.	1,944,002	171,849,777
Occidental Petroleum Corp.	519,897	39,850,105

		251,853,507
PHARMACEUTICALS — 5.62%
Allergan PLC[a]	33,884	7,337,919
Bristol-Myers Squibb Co.	1,545,836	111,578,442
Eli Lilly & Co.	1,453,373	109,773,263
Johnson & Johnson	1,757,046	196,929,716
Merck & Co. Inc.	2,363,388	129,608,198
Pfizer Inc.	4,358,911	142,579,979

		697,807,517
PROFESSIONAL SERVICES — 0.17%
Equifax Inc.	76,535	9,203,334
Nielsen Holdings PLC	237,698	12,393,573

		21,596,907
REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.30%
American Capital Agency Corp.[b]	4,309,180	79,159,637
American Tower Corp.	839,352	88,031,238
Annaly Capital Management Inc.	11,786,878	122,819,269
AvalonBay Communities Inc.	883,419	156,179,645
Boston Properties Inc.[b]	62,548	8,059,935
Brixmor Property Group Inc.[b]	1,483,627	37,461,582
Camden Property Trust	110,010	8,881,107
Crown Castle International Corp.	1,403,595	121,944,334
Equity Residential	1,209,119	82,304,730
Essex Property Trust Inc.	204,412	45,062,625
Extra Space Storage Inc.	119,781	10,175,396
Federal Realty Investment Trust	486,837	74,038,171
General Growth Properties Inc.[b]	876,797	24,576,620
HCP Inc.[b]	1,428,944	48,341,175
Macerich Co. (The)	109,587	8,337,379
Public Storage[b]	776,581	190,114,795
Realty Income Corp.[b]	1,054,825	62,445,640
Simon Property Group Inc.[b]	467,268	94,000,304
UDR Inc.[b]	1,815,994	63,414,510
Ventas Inc.[b]	1,212,221	75,303,168
Vornado Realty Trust[b]	117,177	11,217,354

Security	Shares	Value

Welltower Inc.[b]	1,645,192	$114,209,229

		1,526,077,843
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.65%
Intel Corp.	1,452,371	43,977,794
QUALCOMM Inc.	734,374	37,100,574

		81,078,368
SOFTWARE — 2.25%
Adobe Systems Inc.[a]	573,262	54,012,746
ANSYS Inc.[a,b]	247,259	22,443,699
Intuit Inc.	59,916	6,044,925
Microsoft Corp.	1,497,494	74,680,026
Oracle Corp.	646,461	25,767,935
Synopsys Inc.[a,b]	1,911,478	90,833,435
VMware Inc. Class Aa,b	104,650	5,955,632

		279,738,398
SPECIALTY RETAIL — 3.93%
AutoZone Inc.[a,b]	181,189	138,651,258
Home Depot Inc. (The)	672,358	90,022,013
L Brands Inc.	242,908	19,017,267
Lowe’s Companies Inc.	639,745	48,633,415
O’Reilly Automotive Inc.[a,b]	85,578	22,479,629
Ross Stores Inc.	253,454	14,391,118
TJX Companies Inc. (The)	1,637,549	124,158,965
Ulta Salon Cosmetics & Fragrance Inc.[a]	147,920	30,808,778

		488,162,443
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.30%
Apple Inc.	401,490	37,635,673

		37,635,673
TEXTILES, APPAREL & LUXURY GOODS — 0.66%
NIKE Inc. Class B	433,351	25,541,708
VF Corp.	888,820	56,040,101

		81,581,809
TOBACCO — 1.61%
Altria Group Inc.	1,901,408	119,237,296
Philip Morris International Inc.	443,544	43,520,537
Reynolds American Inc.	736,491	36,529,954

		199,287,787

173

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MIN VOL USA ETF

April 30, 2016

Security	Shares	Value

WATER UTILITIES — 0.25%
American Water Works Co. Inc.	425,947	$30,991,904

		30,991,904

TOTAL COMMON STOCKS
(Cost: $11,625,517,010)		12,402,337,400

SHORT-TERM INVESTMENTS — 2.03%
MONEY MARKET FUNDS — 2.03%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	222,051,704	222,051,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	12,115,694	12,115,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	18,076,898	18,076,898

		252,244,296

TOTAL SHORT-TERM INVESTMENTS
(Cost: $252,244,296)		252,244,296

TOTAL INVESTMENTS IN SECURITIES — 101.98%
(Cost: $11,877,761,306)		12,654,581,696
Other Assets, Less Liabilities — (1.98)%		(245,512,309)

NET ASSETS — 100.00%		$12,409,069,387

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

174

Schedule of Investments  (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 97.71%

AUSTRALIA — 1.41%
Bendigo & Adelaide Bank Ltd.	800	$5,690
Cochlear Ltd.	134	11,047
Dexus Property Group	1,928	12,389
GPT Group (The)	3,364	12,913
Incitec Pivot Ltd.	2,716	6,674
Sonic Healthcare Ltd.	650	9,633
Treasury Wine Estates Ltd.	1,000	7,113

		65,459
BELGIUM — 0.90%
Ageas	244	9,575
Colruyt SA	206	11,863
Delhaize Group	130	13,628
Proximus SADP	196	6,594

		41,660
BRAZIL — 0.34%
BB Seguridade Participacoes SA	1,800	15,649

		15,649
CANADA — 2.22%
Alimentation Couche-Tard Inc. Class B	590	25,906
CCL Industries Inc. Class B	50	9,171
Constellation Software Inc./Canada	32	12,527
Dollarama Inc.	220	15,888
Magna International Inc. Class A	588	24,738
Metro Inc.	450	15,085

		103,315
CHINA — 4.87%
AAC Technologies Holdings Inc.	2,000	13,910
Agricultural Bank of China Ltd. Class H	40,000	14,490
China CITIC Bank Corp. Ltd. Class Ha	20,000	12,582
China Communications Construction Co. Ltd. Class H	10,000	12,066
China Conch Venture Holdings Ltd.[b]	3,000	6,079
China Construction Bank Corp. Class H	118,000	75,906
China Huishan Dairy Holdings Co. Ltd.[b]	12,000	4,486
China Vanke Co. Ltd. Class H	2,400	6,015
CITIC Ltd.	8,000	11,716
Country Garden Holdings Co. Ltd.	10,000	3,958
Dongfeng Motor Group Co. Ltd. Class H	8,000	8,787
Fosun International Ltd.	6,000	8,338
Geely Automobile Holdings Ltd.	10,000	4,989
Guangdong Investment Ltd.	8,000	11,344
Hanergy Thin Film Power Group Ltd.[a]	6,000	—

Security	Shares	Value

Netease Inc.	64	$9,005
Shimao Property Holdings Ltd.	2,000	2,774
Sino Biopharmaceutical Ltd.	12,000	8,539
Zhuzhou CRRC Times Electric Co. Ltd. Class H	2,000	11,434

		226,418
COLOMBIA — 0.06%
Corp. Financiera Colombiana SA	200	2,705
Corp. Financiera Colombiana SA New[a]	3	37

		2,742
DENMARK — 1.49%
AP Moeller — Maersk A/S Class A	6	8,171
AP Moeller — Maersk A/S Class B	10	14,065
Chr Hansen Holding A/S	180	11,205
Coloplast A/S Class B	190	14,251
Pandora A/S	80	10,391
Tryg A/S	200	3,776
William Demant Holding A/Sa	72	7,401

		69,260
FINLAND — 0.24%
Elisa OYJ	300	11,205

		11,205
FRANCE — 2.76%
Atos SE	128	11,390
AXA SA	2,280	57,490
Capgemini SA	216	20,170
Lagardere SCA	166	4,405
SCOR SE	358	12,192
Societe BIC SA	58	8,234
Valeo SA	92	14,589

		128,470
GERMANY — 0.99%
Hannover Rueck SE	96	10,949
HUGO BOSS AG	102	6,506
K+S AG Registered	236	5,887
QIAGEN NVa	376	8,428
RTL Group SAa	52	4,345
United Internet AG Registered[c]	200	9,767

		45,882
HONG KONG — 1.30%
CK Hutchison Holdings Ltd.	2,000	23,978
New World Development Co. Ltd.	10,000	9,978
Sino Land Co. Ltd.	4,000	6,301
Techtronic Industries Co. Ltd.	2,000	7,515

175

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Security	Shares	Value

Wheelock & Co. Ltd.[b]	2,000	$9,282
Yue Yuen Industrial Holdings Ltd.	1,000	3,648

		60,702
HUNGARY — 0.08%
Richter Gedeon Nyrt	178	3,542

		3,542
ISRAEL — 0.57%
Teva Pharmaceutical Industries Ltd.	468	26,344

		26,344
ITALY — 0.09%
UnipolSai SpA	1,734	4,048

		4,048
JAPAN — 8.99%
Alfresa Holdings Corp.	600	11,989
Brother Industries Ltd.	1,000	11,935
Casio Computer Co. Ltd.	600	11,860
Chiba Bank Ltd. (The)	2,000	10,543
Concordia Financial Group Ltd.[a]	2,000	9,578
FUJIFILM Holdings Corp.	800	34,162
Fukuoka Financial Group Inc.	2,000	7,066
ITOCHU Corp.	2,600	34,385
Japan Airlines Co. Ltd.	400	14,778
Koito Manufacturing Co. Ltd.	200	9,047
Konica Minolta Inc.	1,200	10,857
Kuraray Co. Ltd.	1,200	15,769
Marubeni Corp.	3,600	19,720
MEIJI Holdings Co. Ltd.	400	32,076
Mitsubishi Materials Corp.	2,000	6,598
Mitsubishi Tanabe Pharma Corp.	800	14,677
Nippon Yusen KK	4,000	8,113
Nitori Holdings Co. Ltd.	200	19,216
Santen Pharmaceutical Co. Ltd.	1,000	14,917
Sekisui Chemical Co. Ltd.	1,000	12,963
Sekisui House Ltd.	1,200	21,663
Sumitomo Corp.	2,000	21,870
Sumitomo Metal Mining Co. Ltd.	2,000	23,403
T&D Holdings Inc.	1,400	14,151
Tokyo Electric Power Co. Holdings Inc.[a]	3,000	16,543
USS Co. Ltd.	600	9,836

		417,715
MALAYSIA — 0.13%
Hartalega Holdings Bhd	1,000	1,098
PPB Group Bhd	1,200	4,970

		6,068

Security	Shares	Value

MEXICO — 0.39%
Gruma SAB de CV Series B	600	$8,803
Grupo Aeroportuario del Sureste SAB de CV Series B	600	9,255

		18,058
NETHERLANDS — 1.31%
Aegon NV	2,956	16,969
Boskalis Westminster	180	7,505
Chicago Bridge & Iron Co. NV	130	5,232
NN Group NV	328	11,368
RELX NV	1,188	19,941

		61,015
POLAND — 0.08%
Energa SA	500	1,629
Tauron Polska Energia SA	2,700	2,092

		3,721
QATAR — 0.18%
Qatar Electricity & Water Co. QSC	146	8,375

		8,375
RUSSIA — 1.09%
Lukoil PJSC ADR	740	31,365
Surgutneftegas OAO ADR	1,920	10,157
Tatneft PAO ADR	300	9,405

		50,927
SINGAPORE — 0.25%
ComfortDelGro Corp. Ltd.	5,400	11,611

		11,611
SOUTH AFRICA — 1.36%
Brait SEa	1,016	11,404
Discovery Ltd.	800	7,177
Foschini Group Ltd. (The)	440	4,737
Life Healthcare Group Holdings Ltd.	2,000	5,273
Mondi Ltd.	200	3,857
Mr. Price Group Ltd.	600	7,651
Netcare Ltd.	2,000	5,114
RMB Holdings Ltd.	1,600	6,554
Tiger Brands Ltd.	210	5,215
Truworths International Ltd.	824	6,177

		63,159
SOUTH KOREA — 3.20%
E-MART Inc.	64	10,307
Hana Financial Group Inc.	500	11,256

176

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Security	Shares	Value

Hyundai Engineering & Construction Co. Ltd.	90	$3,175
Hyundai Mobis Co. Ltd.	100	22,863
Hyundai Steel Co.	200	11,041
KCC Corp.	20	7,460
Kia Motors Corp.	450	18,918
Korea Zinc Co. Ltd.	20	8,698
KT&G Corp.	140	15,113
LG Corp.	200	11,954
LG Display Co. Ltd.	500	10,488
Lotte Chemical Corp.	40	10,269
NCsoft Corp.	36	7,235

		148,777
SPAIN — 0.63%
Distribuidora Internacional de Alimentacion SAb	1,844	10,235
Mapfre SA	4,018	10,193
Zardoya Otis SA	832	8,834

		29,262
SWEDEN — 0.39%
Boliden AB	460	8,028
Investment AB Kinnevik Class B	354	10,193

		18,221
SWITZERLAND — 3.91%
Actelion Ltd. Registered	136	21,993
Adecco SA Registered	196	12,627
Baloise Holding AG Registered	76	9,412
EMS-Chemie Holding AG Registered	10	4,948
Galenica AG Registered	8	11,702
Geberit AG Registered	54	20,749
Kuehne + Nagel International AG Registered	82	11,823
Lonza Group AG Registered	82	13,654
Partners Group Holding AG	34	14,011
Sika AG Bearer	2	8,519
Swiss Life Holding AG Registered	40	10,103
Swiss Re AG	474	42,084

		181,625
TAIWAN — 1.22%
Catcher Technology Co. Ltd.	2,000	14,076
China Life Insurance Co. Ltd./Taiwan	6,000	4,530
Compal Electronics Inc.	14,000	8,247
Foxconn Technology Co. Ltd.	2,000	4,130
Innolux Corp.	22,000	6,821

Security	Shares	Value

Novatek Microelectronics Corp.	2,000	$7,007
Shin Kong Financial Holding Co. Ltd.	28,408	5,752
WPG Holdings Ltd.	6,000	6,418

		56,981
THAILAND — 0.11%
Bumrungrad Hospital PCL NVDR	600	3,487
Delta Electronics Thailand PCL NVDR	800	1,649

		5,136
TURKEY — 0.24%
Eregli Demir ve Celik Fabrikalari TAS	3,400	5,682
Tupras Turkiye Petrol Rafinerileri AS	200	5,286

		10,968
UNITED KINGDOM — 9.33%
3i Group PLC	1,224	8,492
Admiral Group PLC	246	6,692
Auto Trader Group PLC[d]	1,618	8,888
BAE Systems PLC	4,070	28,457
Barratt Developments PLC	1,268	9,891
Bunzl PLC	420	12,545
Carnival PLC	230	11,445
Cobham PLC	1,432	3,231
Croda International PLC	176	7,763
Direct Line Insurance Group PLC	1,730	9,172
Dixons Carphone PLC	1,232	7,674
easyJet PLC	290	6,258
GKN PLC	1,750	7,145
Hargreaves Lansdown PLC	412	7,762
ICAP PLC	694	4,763
IMI PLC	342	4,684
Imperial Brands PLC	1,244	67,764
ITV PLC	4,820	15,901
J Sainsbury PLC	1,566	6,627
Meggitt PLC	1,014	6,101
Mondi PLC	486	9,312
Persimmon PLC	370	10,770
Provident Financial PLC	246	10,501
RELX PLC	1,430	25,347
Rexam PLC	886	8,112
Sage Group PLC (The)	1,882	16,321
Segro PLC	1,240	7,587
Shire PLC	770	48,063
Smith & Nephew PLC	1,124	19,034
Tate & Lyle PLC	588	5,065
Taylor Wimpey PLC	4,246	11,463
Travis Perkins PLC	310	8,392

177

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Security	Shares	Value

William Hill PLC	1,104	$5,057
Wm Morrison Supermarkets PLC	2,644	7,402

		433,681
UNITED STATES — 47.58%
Accenture PLC Class A	780	88,078
Acuity Brands Inc.	60	14,633
Advance Auto Parts Inc.	106	16,547
Aetna Inc.	442	49,623
AGCO Corp.	110	5,882
Alleghany Corp.[a]	20	10,426
Alliant Energy Corp.	140	9,873
American Water Works Co. Inc.	370	26,921
Anthem Inc.	340	47,862
Arch Capital Group Ltd.[a]	162	11,419
Archer-Daniels-Midland Co.	810	32,351
Arrow Electronics Inc.[a]	122	7,576
Assurant Inc.	88	7,442
Autoliv Inc.	132	16,166
AutoNation Inc.[a]	110	5,572
Avery Dennison Corp.	118	8,568
Avnet Inc.	172	7,073
Axis Capital Holdings Ltd.	122	6,499
Baxalta Inc.	822	34,483
Bed Bath & Beyond Inc.[a]	210	9,916
Best Buy Co. Inc.	434	13,923
Broadcom Ltd.	334	48,681
Brown-Forman Corp. Class B	166	15,989
Bunge Ltd.	192	12,000
CA Inc.	362	10,737
Cardinal Health Inc.	416	32,639
CDK Global Inc.	182	8,658
Celanese Corp. Series A	194	13,716
CH Robinson Worldwide Inc.	184	13,059
Church & Dwight Co. Inc.	140	12,978
Cigna Corp.	330	45,718
Cintas Corp.	126	11,312
Corning Inc.	1,648	30,768
Delphi Automotive PLC	372	27,390
DENTSPLY SIRONA Inc.	258	15,377
Dick’s Sporting Goods Inc.	138	6,395
Dr Pepper Snapple Group Inc.	270	24,546
Eaton Vance Corp. NVS	148	5,110
Edwards Lifesciences Corp.[a]	268	28,464
Equifax Inc.	152	18,278
Everest Re Group Ltd.	56	10,354

Security	Shares	Value

Expedia Inc.	120	$13,892
Expeditors International of Washington Inc.	274	13,593
F5 Networks Inc.[a]	98	10,266
Flextronics International Ltd.[a]	728	8,845
FNF Group	314	10,017
Foot Locker Inc.	204	12,534
GameStop Corp. Class A	142	4,658
Gap Inc. (The)	302	7,000
Gilead Sciences Inc.	1,102	97,207
Global Payments Inc.	206	14,869
Goodyear Tire & Rubber Co. (The)	342	9,908
H&R Block Inc.	346	7,003
Hartford Financial Services Group Inc. (The)	542	24,054
Hasbro Inc.	170	14,389
Henry Schein Inc.[a]	106	17,882
HollyFrontier Corp.	238	8,473
Hormel Foods Corp.	488	18,812
HP Inc.	2,348	28,810
Humana Inc.	192	33,997
International Flavors & Fragrances Inc.	102	12,186
Jones Lang LaSalle Inc.	70	8,062
Juniper Networks Inc.	456	10,670
Laboratory Corp. of America Holdings[a]	126	15,790
Lear Corp.	92	10,592
Legg Mason Inc.	130	4,174
Leggett & Platt Inc.	218	10,745
Lincoln National Corp.	326	14,165
Linear Technology Corp.	246	10,942
LyondellBasell Industries NV Class A	476	39,351
Mallinckrodt PLC[a]	146	9,128
ManpowerGroup Inc.	100	7,703
Marathon Petroleum Corp.	704	27,512
Marvell Technology Group Ltd.	486	4,850
McCormick & Co. Inc./MD	184	17,256
MEDNAX Inc.[a]	132	9,410
Mettler-Toledo International Inc.[a]	36	12,886
Michael Kors Holdings Ltd.[a]	234	12,088
Molson Coors Brewing Co. Class B	222	21,230
Nasdaq Inc.	148	9,133
Newell Brands Inc.	342	15,575
Northrop Grumman Corp.	242	49,915
O’Reilly Automotive Inc.[a]	130	34,148
Patterson Companies Inc.	104	4,508

178

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Security	Shares	Value

Paychex Inc.	410	$21,369
People’s United Financial Inc.	382	5,921
Pinnacle West Capital Corp.	224	16,274
Polaris Industries Inc.	80	7,830
Principal Financial Group Inc.	370	15,792
Progressive Corp. (The)	700	22,820
Public Service Enterprise Group Inc.	560	25,833
Qorvo Inc.[a]	186	8,376
Quest Diagnostics Inc.	182	13,681
Raymond James Financial Inc.	160	8,347
ResMed Inc.	176	9,821
Robert Half International Inc.	172	6,589
Rockwell Automation Inc.	132	14,978
Rockwell Collins Inc.	172	15,169
Ross Stores Inc.	528	29,980
SCANA Corp.	218	14,974
SEI Investments Co.	178	8,558
Signet Jewelers Ltd.	96	10,422
Skyworks Solutions Inc.	240	16,037
Snap-on Inc.	74	11,787
Southwest Airlines Co.	288	12,848
St. Jude Medical Inc.	326	24,841
Staples Inc.	806	8,221
Synopsys Inc.[a]	196	9,314
TE Connectivity Ltd.	500	29,740
TEGNA Inc.	274	6,401
Torchmark Corp.	162	9,378
Total System Services Inc.	242	12,376
Tractor Supply Co.	172	16,282
Tyson Foods Inc. Class A	394	25,933
Ulta Salon Cosmetics & Fragrance Inc.[a]	82	17,079
United Therapeutics Corp.[a]	56	5,891
Universal Health Services Inc. Class B	116	15,507
Unum Group	318	10,879
Valero Energy Corp.	654	38,501
Varian Medical Systems Inc.[a]	126	10,229
Voya Financial Inc.	288	9,351
WABCO Holdings Inc.[a]	80	8,973
Wabtec Corp./DE	122	10,117
Waters Corp.[a]	104	13,537
WEC Energy Group Inc.	172	10,012
Western Union Co. (The)	566	11,320
Westlake Chemical Corp.	58	2,911
WR Berkley Corp.	136	7,616
Xerox Corp.	1,364	13,094

Security	Shares	Value

XL Group PLC	324	$10,605
Zimmer Biomet Holdings Inc.	214	24,775

		2,211,519

TOTAL COMMON STOCKS
(Cost: $4,694,644)		4,541,515

PREFERRED STOCKS — 0.75%
BRAZIL — 0.56%
Cia. Energetica de Minas Gerais	2,400	4,764
Itausa-Investimentos Itau SA	8,490	21,306

		26,070
SOUTH KOREA — 0.19%
Hyundai Motor Co. Series 2	100	8,768

		8,768

TOTAL PREFERRED STOCKS
(Cost: $40,361)		34,838

INVESTMENT COMPANIES — 0.96%
INDIA — 0.96%
iShares MSCI India ETF[e]	1,650	44,649

		44,649

TOTAL INVESTMENT COMPANIES
(Cost: $46,507)		44,649

SHORT-TERM INVESTMENTS — 0.78%
MONEY MARKET FUNDS — 0.78%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	29,370	29,370
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	1,602	1,602
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	5,270	5,270

		36,242

179

Schedule of Investments  (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR GLOBAL ETF

April 30, 2016

Value

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,242)	$36,242

TOTAL INVESTMENTS IN SECURITIES — 100.20%
(Cost: $4,817,754)	4,657,244
Other Assets, Less Liabilities — (0.20)%	(9,096)

NET ASSETS — 100.00%	$4,648,148

ADR - American Depositary Receipts

NVS - Non-Voting Shares

NVDR - Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

180

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.79%

AUSTRALIA — 3.72%
Aristocrat Leisure Ltd.	22,575	$172,281
Bendigo & Adelaide Bank Ltd.	18,400	130,871
Cochlear Ltd.	2,600	214,352
Dexus Property Group	42,000	269,880
Flight Centre Travel Group Ltd.	2,400	71,999
GPT Group (The)	81,900	314,385
Harvey Norman Holdings Ltd.	24,200	82,738
Incitec Pivot Ltd.	71,875	176,621
LendLease Group	23,300	225,824
Platinum Asset Management Ltd.	8,625	39,888
Qantas Airways Ltd.	25,628	62,977
REA Group Ltd.	2,150	83,548
Sonic Healthcare Ltd.	16,425	243,425
TPG Telecom Ltd.	12,675	103,597

		2,192,386
BELGIUM — 2.19%
Ageas	9,000	353,157
Colruyt SA	3,550	204,438
Delhaize Group	4,600	482,236
Proximus SADP	7,450	250,652

		1,290,483
CANADA — 6.46%
Alimentation Couche-Tard Inc. Class B	18,250	801,333
CCL Industries Inc. Class B	1,200	220,102
Constellation Software Inc./Canada	825	322,953
Dollarama Inc.	5,300	382,754
Empire Co. Ltd. Class A	7,200	119,847
H&R REIT	6,925	121,185
Industrial Alliance Insurance & Financial Services Inc.	4,125	137,324
Jean Coutu Group PJC Inc. (The) Class A	3,500	53,313
Linamar Corp.	2,075	90,001
Magna International Inc. Class A	17,875	752,046
Metro Inc.	10,750	360,364
Open Text Corp.	5,100	286,025
PrairieSky Royalty Ltd.	7,725	162,937

		3,810,184
DENMARK — 4.35%
AP Moeller - Maersk A/S Class A	175	238,332
AP Moeller - Maersk A/S Class B	300	421,956
Chr Hansen Holding A/S	4,425	275,443

Security	Shares	Value

Coloplast A/S Class B	3,750	$281,266
DSV A/S	7,857	330,685
Pandora A/S	4,833	627,711
TDC A/S	33,682	172,393
Tryg A/S	5,175	97,714
William Demant Holding A/Sa	1,175	120,785

		2,566,285
FINLAND — 0.69%
Elisa OYJ	6,450	240,907
Orion OYJ Class B	4,675	163,098

		404,005
FRANCE — 6.48%
Atos SE	3,975	353,704
AXA SA	53,625	1,352,147
Capgemini SA	7,300	681,677
CNP Assurances	8,225	140,036
Peugeot SAa	18,475	297,409
SCOR SE	7,150	243,507
Societe BIC SA	1,350	191,654
Valeo SA	3,525	558,972

		3,819,106
GERMANY — 3.08%
Deutsche Lufthansa AG Registered	10,625	165,016
Hannover Rueck SE	2,650	302,243
HUGO BOSS AG	3,050	194,543
Infineon Technologies AG	47,500	675,971
K+S AG Registered	8,400	209,544
QIAGEN NVa	150	3,362
United Internet AG Registered[b]	5,425	264,913

		1,815,592
HONG KONG — 3.46%
CK Hutchison Holdings Ltd.	50,000	599,443
HK Electric Investments & HK Electric Investments Ltd.[c]	175,000	157,467
Hysan Development Co. Ltd.[d]	25,000	110,704
Kerry Properties Ltd.	25,000	68,162
New World Development Co. Ltd.	214,000	213,526
NWS Holdings Ltd.	50,000	76,187
PCCW Ltd.	175,000	118,664
Sino Land Co. Ltd.	150,000	236,297
Wharf Holdings Ltd. (The)	25,000	135,680
Wheelock & Co. Ltd.	50,000	232,042
Yue Yuen Industrial Holdings Ltd.	25,000	91,206

		2,039,378

181

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2016

Security	Shares	Value

IRELAND — 0.18%
Ryanair Holdings PLC ADR	1,277	$103,373

		103,373
ISRAEL — 1.00%
Bank Hapoalim BM	47,650	245,367
Bank Leumi le-Israel BMa	60,475	222,943
Mizrahi Tefahot Bank Ltd.	6,500	75,405
Taro Pharmaceutical Industries Ltd.[a,d]	325	45,416

		589,131
ITALY — 0.24%
UnipolSai SpA	61,375	143,263

		143,263
JAPAN — 24.17%
Alfresa Holdings Corp.	7,500	149,867
Alps Electric Co. Ltd.	7,500	139,492
Aozora Bank Ltd.	50,000	182,719
Bank of Kyoto Ltd. (The)	25,000	174,774
Brother Industries Ltd.	10,000	119,351
Casio Computer Co. Ltd.	5,000	98,836
Chiba Bank Ltd. (The)	25,000	131,782
Chugoku Bank Ltd. (The)	7,500	80,471
Citizen Holdings Co. Ltd.	12,500	72,901
Daicel Corp.	12,000	155,334
FamilyMart Co. Ltd.	2,500	135,287
Fuji Heavy Industries Ltd.	25,000	868,265
FUJIFILM Holdings Corp.	20,000	854,059
Fukuoka Financial Group Inc.	25,000	88,322
Gunma Bank Ltd. (The)	25,000	102,575
Hachijuni Bank Ltd. (The)	20,000	90,658
Hiroshima Bank Ltd. (The)	25,000	93,930
Hitachi Chemical Co. Ltd.	2,500	43,834
Hitachi High-Technologies Corp.	2,500	70,564
Hitachi Metals Ltd.	2,000	21,309
Hokuhoku Financial Group Inc.	50,000	65,424
Idemitsu Kosan Co. Ltd.	5,000	110,099
Iida Group Holdings Co. Ltd.	2,500	48,857
ITOCHU Corp.	70,000	925,744
Itochu Techno-Solutions Corp.	2,500	50,470
Iyo Bank Ltd. (The)	10,000	68,414
Japan Airlines Co. Ltd.	5,000	184,728
Joyo Bank Ltd. (The)	25,000	90,425
JX Holdings Inc.	97,500	428,838
Kakaku.com Inc.	5,000	93,135
Kamigumi Co. Ltd.	1,000	9,328

Security	Shares	Value

Kaneka Corp.	25,000	$217,767
Koito Manufacturing Co. Ltd.	5,000	226,179
Konami Holdings Corp.	5,000	160,521
Konica Minolta Inc.	20,000	180,943
Kose Corp.	1,200	115,071
Kuraray Co. Ltd.	15,000	197,112
Kyushu Financial Group Inc.	15,000	81,593
Marubeni Corp.	70,000	383,448
Maruichi Steel Tube Ltd.	2,500	75,003
Medipal Holdings Corp.	5,000	82,200
Miraca Holdings Inc.	2,500	109,935
Mitsubishi Materials Corp.	50,000	164,961
Mitsubishi Motors Corp.	27,500	115,403
Mitsubishi Tanabe Pharma Corp.	10,000	183,466
Mixi Inc.	2,500	88,322
Nexon Co. Ltd.	5,000	77,761
NH Foods Ltd.	7,000	159,045
NHK Spring Co. Ltd.	5,000	46,077
Nippon Electric Glass Co. Ltd.	25,000	136,689
Nippon Telegraph & Telephone Corp.	32,500	1,477,452
Nippon Yusen KK	75,000	152,110
Nisshin Seifun Group Inc.	10,000	168,139
NOK Corp.	5,000	87,200
Obic Co. Ltd.	2,500	135,754
Oracle Corp. Japan	2,500	138,091
Osaka Gas Co. Ltd.	83,000	307,812
Otsuka Corp.	2,500	124,305
Resona Holdings Inc.	95,000	349,119
Ryohin Keikaku Co. Ltd.	1,000	230,571
Santen Pharmaceutical Co. Ltd.	17,500	261,040
SBI Holdings Inc./Japan	10,000	108,603
Shimamura Co. Ltd.	200	27,721
Sohgo Security Services Co. Ltd.	2,500	143,465
Stanley Electric Co. Ltd.	5,000	107,108
Sumitomo Heavy Industries Ltd.	25,000	110,519
Sumitomo Metal Mining Co. Ltd.	25,000	292,537
Sumitomo Rubber Industries Ltd.	7,500	119,164
Suzuken Co. Ltd./Aichi Japan	2,500	89,373
Toho Gas Co. Ltd.	25,000	175,242
Tokyo Electric Power Co. Holdings Inc.[a]	67,500	372,214
Toppan Printing Co. Ltd.	25,000	221,272
Toyo Suisan Kaisha Ltd.	5,000	182,251
Toyoda Gosei Co. Ltd.	2,500	47,923
Yamada Denki Co. Ltd.	30,000	154,213

182

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2016

Security	Shares	Value

Yokogawa Electric Corp.	10,000	$112,716

		14,247,202
NETHERLANDS — 4.51%
Aegon NV	78,550	450,916
Boskalis Westminster	4,225	176,167
Koninklijke Ahold NV	37,150	808,445
NN Group NV	13,900	481,750
RELX NV	44,276	743,177

		2,660,455
SINGAPORE — 0.77%
ComfortDelGro Corp. Ltd.	95,000	204,271
Golden Agri-Resources Ltd.	290,000	86,306
UOL Group Ltd.	22,500	102,786
Yangzijiang Shipbuilding Holdings Ltd.	80,000	58,927

		452,290
SPAIN — 1.65%
Distribuidora Internacional de Alimentacion SAd	35,150	195,095
Endesa SA	20,369	427,749
Mapfre SA	74,125	188,051
Zardoya Otis SA	14,928	158,497

		969,392
SWEDEN — 1.16%
Boliden AB	11,600	202,432
Industrivarden AB Class C	6,750	123,011
Investment AB Kinnevik Class B	5,175	149,010
Securitas AB Class B	13,150	207,844

		682,297
SWITZERLAND — 12.50%
Actelion Ltd. Registered	4,475	723,657
Adecco SA Registered	7,200	463,850
Aryzta AG	3,800	147,679
Baloise Holding AG Registered	2,175	269,350
EMS-Chemie Holding AG Registered	375	185,544
Galenica AG Registered	153	223,793
Geberit AG Registered	1,675	643,612
Kuehne + Nagel International AG Registered	2,550	367,668
Lonza Group AG Registered	2,200	366,322
Partners Group Holding AG	675	278,169
Schindler Holding AG Participation Certificates	1,875	341,745
Schindler Holding AG Registered	975	179,335
SGS SA Registered	250	550,600

Security	Shares	Value

Sika AG Bearer	100	$425,978
Swiss Life Holding AG Registered	1,400	353,615
Swiss Re AG	14,075	1,249,643
Swisscom AG Registered	1,175	596,388

		7,366,948
UNITED KINGDOM — 22.18%
3i Group PLC	40,969	284,234
Admiral Group PLC	9,225	250,950
Auto Trader Group PLC[c]	39,950	219,460
BAE Systems PLC	132,275	924,863
Barratt Developments PLC	43,850	342,056
Bunzl PLC	15,100	451,027
Cobham PLC	49,250	111,105
Croda International PLC	6,100	269,060
Direct Line Insurance Group PLC	60,300	319,679
Dixons Carphone PLC	41,550	258,805
easyJet PLC	7,400	159,677
GKN PLC	74,175	302,833
ICAP PLC	23,425	160,767
IMI PLC	11,325	155,117
Imperial Brands PLC	26,350	1,435,346
Investec PLC	13,800	105,728
ITV PLC	169,425	558,926
J Sainsbury PLC	58,550	247,789
Meggitt PLC	33,100	199,141
Mondi PLC	15,825	303,221
Persimmon PLC	13,650	397,318
Petrofac Ltd.	11,400	141,114
Provident Financial PLC	6,350	271,064
RELX PLC	49,425	876,073
Rexam PLC	33,275	304,654
Sage Group PLC (The)	47,075	408,244
Segro PLC	35,175	215,232
Shire PLC	17,350	1,082,977
Smith & Nephew PLC	39,625	671,020
Smiths Group PLC	16,800	272,683
Sports Direct International PLC[a]	11,900	67,149
Tate & Lyle PLC	21,275	183,255
Taylor Wimpey PLC	141,975	383,306
Travis Perkins PLC	10,800	292,371
William Hill PLC	39,050	178,878
Wm Morrison Supermarkets PLC	96,325	269,655

		13,074,777

TOTAL COMMON STOCKS
(Cost: $59,151,545)		58,226,547

183

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL ETF

April 30, 2016

Security	Shares	Value

PREFERRED STOCKS — 0.23%

GERMANY — 0.23%
Fuchs Petrolub SE	3,175	$135,841

		135,841

TOTAL PREFERRED STOCKS
(Cost: $147,986)		135,841

SHORT-TERM INVESTMENTS — 0.46%

MONEY MARKET FUNDS — 0.46%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	247,557	247,557
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	13,507	13,507
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	10,810	10,810

		271,874

TOTAL SHORT-TERM INVESTMENTS (Cost: $271,874)		271,874

TOTAL INVESTMENTS IN SECURITIES — 99.48% (Cost: $59,571,405)		58,634,262
Other Assets, Less Liabilities — 0.52%		307,716

NET ASSETS — 100.00%		$58,941,978

ADR — American Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

184

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.56%

AUSTRALIA — 6.26%
Ainsworth Game Technology Ltd.	1,310	$2,329
Altium Ltd.	1,304	6,120
ARB Corp. Ltd.	704	8,661
Austal Ltd.	3,442	4,098
Australian Pharmaceutical Industries Ltd.	4,170	6,237
Bellamy’s Australia Ltd.[a]	810	6,225
Burson Group Ltd.	2,768	10,520
Cabcharge Australia Ltd.	1,216	2,988
Cardno Ltd.[a]	2,304	1,952
Cedar Woods Properties Ltd.	682	2,217
Credit Corp. Group Ltd.	484	3,738
Dick Smith Holdings Ltd.[a]	5,798	—
Energy World Corp. Ltd.[b]	8,620	1,250
ERM Power Ltd.	1,818	1,984
Evolution Mining Ltd.	11,942	17,863
Gateway Lifestyle	3,568	7,651
GDI Property Group	5,788	3,821
Genworth Mortgage Insurance Australia Ltd.	4,408	8,040
GUD Holdings Ltd.	1,032	6,726
IPH Ltd.	1,044	5,513
Japara Healthcare Ltd.	2,740	5,918
JB Hi-Fi Ltd.	1,212	20,321
Magellan Financial Group Ltd.	1,408	23,102
McMillan Shakespeare Ltd.	774	7,253
Metals X Ltd.	3,660	2,877
Northern Star Resources Ltd.	7,042	20,798
OzForex Group Ltd.	2,682	4,421
Primary Health Care Ltd.	5,900	15,624
Programmed Maintenance Services Ltd.	2,798	3,128
Regis Healthcare Ltd.	1,664	6,476
Regis Resources Ltd.	4,680	10,357
Select Harvests Ltd.	1,052	4,038
SG Fleet Group Ltd.	1,330	3,502
Shopping Centres Australasia Property Group	8,054	14,383
Sigma Pharmaceuticals Ltd.	12,862	10,797
Sirtex Medical Ltd.	668	15,161
Slater & Gordon Ltd.[a]	3,484	784
St. Barbara Ltd.[b]	5,882	10,414
Tassal Group Ltd.	1,620	4,822
Technology One Ltd.	2,756	10,264

Security	Shares	Value

TFS Corp. Ltd.	3,926	$4,674

		307,047
AUSTRIA — 0.57%
ams AG	844	22,322
Austria Technologie & Systemtechnik AG	392	5,423

		27,745
BELGIUM — 1.83%
AGFA-Gevaert NVb	2,206	8,765
Barco NV	132	9,221
Elia System Operator SA/NV	362	18,722
EVS Broadcast Equipment SA	150	5,084
Intervest Offices & Warehouses NVb	152	4,349
Ion Beam Applications	258	10,623
Kinepolis Group NV	178	7,849
Melexis NV	266	14,691
Mobistar SAb	382	8,355
Nyrstar NVa,b	2,723	2,152

		89,811
CANADA — 3.69%
Air Canada[b]	830	6,182
Alacer Gold Corp.[b]	2,846	7,725
Bird Construction Inc.	522	4,847
Canfor Pulp Products Inc.	396	3,218
Celestica Inc.[b]	1,520	16,321
China Gold International Resources Corp. Ltd.[b]	3,364	6,822
Concordia Healthcare Corp.[a]	502	14,620
CT REIT	300	3,459
DIRTT Environmental Solutions[b]	984	4,258
Dream Global REIT	528	3,709
Dream Industrial REIT	218	1,436
Exco Technologies Ltd.	354	3,801
Gluskin Sheff + Associates Inc.	368	5,247
Guyana Goldfields Inc.[b]	1,767	10,270
Knight Therapeutics Inc.[b]	1,058	6,833
Logistec Corp. Class B	84	2,794
Magellan Aerospace Corp.	168	2,367
Martinrea International Inc.	1,040	7,879
Milestone Apartments REIT	420	5,677
New Flyer Industries Inc.	562	16,587
Rogers Sugar Inc.	982	3,928
Silver Standard Resources Inc.[a,b]	978	9,198
Spin Master Corp.[b,c]	156	3,051

185

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Total Energy Services Inc.	344	$3,622
Uranium Participation Corp.[b]	1,610	5,938
Valener Inc.	432	7,556
Western Forest Products Inc.	4,554	8,180
Yellow Pages Ltd./Canada[b]	324	5,396

		180,921
DENMARK — 2.06%
Alm Brand A/S	974	7,239
Ambu A/S	346	11,927
Bavarian Nordic A/Sb	364	13,892
Dfds A/S	390	15,574
IC Group A/S	88	2,979
NNIT A/Sc	147	4,004
PER Aarsleff A/S	220	6,077
Schouw & Co.	154	9,005
SimCorp A/S	486	21,853
Spar Nord Bank A/S	1,068	8,711

		101,261
FINLAND — 0.18%
Atria OYJ	120	1,230
F-Secure OYJ	1,014	2,973
HKScan OYJ Class A	316	1,140
Ponsse OYJ	138	3,531

		8,874
FRANCE — 2.14%
ABC Arbitrage	484	3,348
Albioma SA	208	3,395
Assystem	92	2,388
Axway Software SA	84	1,851
Boiron SA	94	7,537
Bonduelle SCA	136	4,019
Cegid Group SA	58	4,105
Cie. des Alpes	96	1,671
FFP	88	6,800
Gaztransport Et Technigaz SA	286	10,615
Groupe Crit	32	2,110
Groupe Fnac SAb	132	7,624
Guerbet	70	4,606
MGI Coutier	120	2,557
Oeneo SA	306	2,538
Parrot SAb	240	4,827
Saft Groupe SA	358	11,128
Sartorius Stedim Biotech	38	14,515
Synergie SA	84	2,536

Security	Shares	Value

Trigano SA	114	$6,685

		104,855
GERMANY — 5.73%
ADO Properties SAb,c	252	8,298
ADVA Optical Networking SEb	558	5,945
Amadeus Fire AG	58	4,357
AURELIUS SE & Co KGaA	274	16,388
Bechtle AG	198	20,682
Cewe Stiftung & Co. KGAA	60	3,782
Deutsche Beteiligungs AG	154	4,553
Dialog Semiconductor PLC[b]	900	31,275
Draegerwerk AG & Co. KGaA	32	1,948
Drillisch AG	598	24,681
Freenet AG	1,569	47,927
Gesco AG	34	2,842
GFT Technologies SE	204	5,002
Grand City Properties SA	1,208	26,689
Init Innovation In Traffic Systems AG	112	1,822
Jenoptik AG	522	8,164
Nemetschek SE	234	13,079
PATRIZIA Immobilien AGb	464	10,751
Pfeiffer Vacuum Technology AG	116	12,470
RIB Software AGa	394	4,163
STRATEC Biomedical AG	54	3,095
TLG Immobilien AG	800	16,919
XING AG	34	6,449

		281,281
HONG KONG — 2.88%
China Strategic Holdings Ltd.[b]	190,000	5,707
CSI Properties Ltd.[a]	80,000	2,434
Dah Sing Financial Holdings Ltd.	2,400	16,444
Emperor Entertainment Hotel Ltd.	10,000	3,107
Emperor International Holdings Ltd.[a]	12,000	2,413
Emperor Watch & Jewellery Ltd.[b]	40,000	918
Enerchina Holdings Ltd.[b]	54,000	2,228
Freeman Financial Corp. Ltd.[b]	120,000	6,575
G-Resources Group Ltd.	240,000	5,507
Great Eagle Holdings Ltd.	2,000	8,122
Hang Fat Ginseng Holdings Co. Ltd.[a]	60,000	665
Hsin Chong Group Holdings Ltd.[a]	24,000	2,506
IT Ltd.	4,000	990
Kowloon Development Co. Ltd.	4,000	3,852
Lai Sun Development Co. Ltd.[a]	120,000	1,795
Liu Chong Hing Investment Ltd.	4,000	4,517

186

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Luk Fook Holdings International Ltd.	4,000	$9,127
Mason Financial Holdings Ltd.[b]	120,000	4,950
Pacific Textiles Holdings Ltd.	8,000	10,313
Playmates Toys Ltd.	8,000	2,114
Polytec Asset Holdings Ltd.	20,000	1,727
Prosperity REIT	14,000	5,450
Samson Holding Ltd.	12,000	1,377
Shun Tak Holdings Ltd.	16,000	5,342
Singamas Container Holdings Ltd.	20,000	2,140
SITC International Holdings Co. Ltd.	14,000	7,580
Sitoy Group Holdings Ltd.[a]	4,000	1,454
SmarTone Telecommunications Holdings Ltd.	4,000	6,621
Sun Hung Kai & Co. Ltd.	8,000	4,692
SUNeVision Holdings Ltd.[a]	8,000	2,671
Sunlight REIT	12,000	6,327
VST Holdings Ltd.	8,000	1,836

		141,501
IRELAND — 0.24%
Hibernia REIT PLC	8,000	11,811

		11,811
ISRAEL — 1.34%
Delek Automotive Systems Ltd.	370	3,441
Harel Insurance Investments & Financial Services Ltd.	1,310	5,216
IDI Insurance Co. Ltd.	66	3,469
Israel Discount Bank Ltd. Class Ab	14,136	23,689
Ituran Location and Control Ltd.	170	3,595
Matrix IT Ltd.	386	2,648
Phoenix Holdings Ltd. (The)[b]	724	1,903
Plasson Industries Ltd.	46	1,244
Plus500 Ltd.	938	8,093
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	70	2,871
REIT 1 Ltd.	2,148	6,313
Sapiens International Corp. NV	280	3,446

		65,928
ITALY — 1.65%
Ascopiave SpA	816	2,232
Astaldi SpA[a]	662	3,247
BI Esse SpA/Fossano	164	2,493
Danieli & C Officine Meccaniche SpA	164	3,597
Danieli & C Officine Meccaniche SpA RSP	490	7,969

Security	Shares	Value

Datalogic SpA	254	$4,626
DeA Capital SpA	1,156	1,728
Engineering Ingegneria Informatica SpA	50	3,780
Esprinet SpA	334	2,917
Immobiliare Grande Distribuzione SIIQ SpA	5,450	4,950
La Doria SpA	164	2,385
Moleskine SpA[a]	1,262	2,908
Recordati SpA	1,092	27,753
Reply SpA	54	7,688
Vittoria Assicurazioni SpA	274	2,791

		81,064
JAPAN — 33.44%
Aderans Co. Ltd.	200	1,039
Ai Holdings Corp.	400	11,832
Ain Holdings Inc.	400	19,964
Akita Bank Ltd. (The)	2,000	5,477
Anicom Holdings Inc.	200	4,925
Aomori Bank Ltd. (The)	2,000	6,243
Arcland Sakamoto Co. Ltd.	400	4,262
Artnature Inc.	200	1,699
AS ONE Corp.	200	7,402
Asahi Holdings Inc.	400	5,533
Ashikaga Holdings Co. Ltd.	2,000	6,094
Bank of Iwate Ltd. (The)	200	7,729
Bank of Nagoya Ltd. (The)	2,000	6,841
Bank of Saga Ltd. (The)	2,000	4,131
Bank of the Ryukyus Ltd.	400	4,759
Belc Co. Ltd.	200	8,141
Belluna Co. Ltd.	600	3,101
Benefit One Inc.	200	4,718
BML Inc.	200	8,683
Bunka Shutter Co. Ltd.	600	5,226
Calsonic Kansei Corp.	2,000	14,337
Canon Electronics Inc.	200	2,993
Cawachi Ltd.	200	4,789
Chiba Kogyo Bank Ltd. (The)	600	2,737
Chiyoda Integre Co. Ltd.	200	4,163
Chori Co. Ltd.	200	2,944
Ci:z Holdings Co. Ltd.	400	8,314
CKD Corp.	800	6,834
CMIC Holdings Co. Ltd.	200	3,015
CONEXIO Corp.	200	2,322
Corona Corp.	200	1,994

187

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Create Restaurants Holdings Inc.	600	$5,658
Create SD Holdings Co. Ltd.	600	14,889
Daihen Corp.	2,000	10,374
Daikyonishikawa Corp.	400	5,716
Daishi Bank Ltd. (The)	4,000	14,356
Daiwa Industries Ltd.	400	3,522
Daiwabo Holdings Co. Ltd.	2,000	4,019
DCM Holdings Co. Ltd.	1,200	9,230
Denyo Co. Ltd.	200	2,196
Descente Ltd.	600	8,613
Doshisha Co. Ltd.	400	7,727
DTS Corp.	200	4,094
Eighteenth Bank Ltd. (The)	2,000	4,879
Eiken Chemical Co. Ltd.	200	3,772
Eizo Corp.	200	5,163
Elecom Co. Ltd.	400	6,912
Elematec Corp.	200	3,495
en-japan Inc.	400	6,763
Enplas Corp.	200	5,832
EPS Holdings Inc.	400	5,174
Fields Corp.	200	3,060
Foster Electric Co. Ltd.	400	8,692
Fujibo Holdings Inc.	2,000	4,019
Fujimori Kogyo Co. Ltd.	200	4,808
Fukushima Industries Corp.	200	4,572
Funai Soken Holdings Inc.	400	6,251
G-Tekt Corp.	200	2,181
Gecoss Corp.	200	2,086
Geo Holdings Corp.	400	6,797
GMO Payment Gateway Inc.	200	13,178
Godo Steel Ltd.	2,000	3,776
Gunze Ltd.	2,000	5,701
Gurunavi Inc.	400	9,828
Happinet Corp.	200	1,722
Heiwado Co. Ltd.	400	8,464
Hibiya Engineering Ltd.	200	2,877
Hiday Hidaka Corp.	200	4,843
Hisaka Works Ltd.	400	3,024
Hogy Medical Co. Ltd.	200	11,309
Hokuetsu Bank Ltd. (The)	2,000	3,533
Hyakugo Bank Ltd. (The)	2,000	7,645
Hyakujushi Bank Ltd. (The)	2,000	5,926
Icom Inc.	200	3,946
Idec Corp./Japan	400	3,780
Inaba Denki Sangyo Co. Ltd.	200	6,533

Security	Shares	Value

Inabata & Co. Ltd.	600	$6,056
Ines Corp.	400	4,348
Infomart Corp.	600	5,524
ITOCHU Enex Co. Ltd.	600	5,064
IwaiCosmo Holdings Inc.	200	1,929
Japan Digital Laboratory Co. Ltd.	200	2,780
Jimoto Holdings Inc.	2,800	3,821
Juroku Bank Ltd. (The)	4,000	12,187
Justsystems Corp.	400	3,342
K&O Energy Group Inc.	200	2,421
Kaga Electronics Co. Ltd.	200	2,436
Kaken Pharmaceutical Co. Ltd.	400	22,693
Kamei Corp.	400	3,724
Kanematsu Corp.	4,000	6,243
Kanematsu Electronics Ltd.	200	3,542
Kasai Kogyo Co. Ltd.	400	4,034
Kato Sangyo Co. Ltd.	200	5,062
Keihin Corp.	600	9,135
Keiyo Bank Ltd. (The)	2,000	7,570
Keiyo Co. Ltd.	400	1,966
Kitz Corp.	1,000	4,159
Kiyo Bank Ltd. (The)	800	9,967
Koa Corp.	400	2,897
Kohnan Shoji Co. Ltd.	400	7,028
Konishi Co. Ltd.	400	5,144
Konoike Transport Co. Ltd.	400	4,830
Koshidaka Holdings Co. Ltd.	200	3,998
Kura Corp.[a]	200	8,757
Kurabo Industries Ltd.	2,000	3,645
Kureha Corp.	2,000	7,047
Kurimoto Ltd.	2,000	3,103
Kuroda Electric Co. Ltd.	400	6,352
Kusuri No Aoki Co. Ltd.	200	10,935
Kyokuto Securities Co. Ltd.	200	2,376
Macnica Fuji Electronics Holdings Inc.	400	4,587
Maeda Road Construction Co. Ltd.	1,000	18,627
Mani Inc.	200	3,368
Marudai Food Co. Ltd.	2,000	8,505
Matsuda Sangyo Co. Ltd.	200	2,193
Meiko Network Japan Co. Ltd.	200	2,249
Melco Holdings Inc.	200	4,088
Menicon Co. Ltd.	200	6,711
METAWATER Co. Ltd.	200	5,683
Mie Bank Ltd. (The)	2,000	3,795
Mimasu Semiconductor Industry Co. Ltd.	200	1,993

188

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Ministop Co. Ltd.	200	$3,277
MIRAIT Holdings Corp.	800	7,238
Mitsubishi Pencil Co. Ltd.	200	9,888
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	3,421
Mitsui High-Tec Inc.	400	2,542
Miyazaki Bank Ltd. (The)	2,000	5,197
Morita Holdings Corp.	400	4,920
Musashino Bank Ltd. (The)	400	10,483
Nagaileben Co. Ltd.	200	4,215
Nakanishi Inc.	200	6,589
Nanto Bank Ltd. (The)	4,000	11,552
Neturen Co. Ltd.	400	2,834
Nichi-Iko Pharmaceutical Co. Ltd.	600	14,816
Nichias Corp.	2,000	13,309
Nichiha Corp.	400	6,314
Nihon M&A Center Inc.	400	23,702
Nippon Beet Sugar Manufacturing Co. Ltd.	2,000	3,477
Nippon Ceramic Co. Ltd.	200	3,710
Nippon Densetsu Kogyo Co. Ltd.	400	8,049
Nippon Flour Mills Co. Ltd.	2,000	15,758
Nippon Kanzai Co. Ltd.	200	3,140
Nippon Signal Co. Ltd.	600	5,182
Nippon Soda Co. Ltd.	2,000	10,879
Nippon Steel & Sumikin Bussan Corp.	2,000	7,271
Nishimatsu Construction Co. Ltd.	4,000	17,795
Nishimatsuya Chain Co. Ltd.	600	7,004
Nisshin OilliO Group Ltd. (The)	2,000	8,636
Nissin Electric Co. Ltd.	600	7,223
Nitta Corp.	200	5,071
Nitto Kogyo Corp.	400	6,613
Nitto Kohki Co. Ltd.	200	4,032
Nojima Corp.	400	4,636
Nomura Co. Ltd.	400	6,939
Noritake Co. Ltd./Nagoya Japan	2,000	4,524
North Pacific Bank Ltd.	4,200	11,030
Ogaki Kyoritsu Bank Ltd. (The)	4,000	12,711
Oita Bank Ltd. (The)	2,000	6,262
Okinawa Electric Power Co. Inc. (The)	400	10,393
Open House Co. Ltd.	400	8,972
Osaka Soda Co. Ltd.	2,000	7,720
Pacific Industrial Co. Ltd.	400	4,015
Pack Corp. (The)	200	4,823
Pal Co. Ltd.	200	5,030
PALTAC Corp.	400	7,335

Security	Shares	Value

Paramount Bed Holdings Co. Ltd.	200	$7,683
Piolax Inc.	200	10,804
Press Kogyo Co. Ltd.	1,000	3,552
Pressance Corp.	200	7,225
Prima Meat Packers Ltd.	2,000	5,664
Proto Corp.	200	2,654
Qol Co. Ltd.	200	2,922
Raito Kogyo Co. Ltd.	600	6,505
Relo Holdings Inc.	200	26,637
Riso Kagaku Corp.	400	6,423
Ryobi Ltd.	2,000	7,608
Ryosan Co. Ltd.	400	9,963
Ryoyo Electro Corp.	200	2,467
S Foods Inc.[a]	200	4,853
Sac’s Bar Holdings Inc.	200	2,611
Sakai Chemical Industry Co. Ltd.	2,000	5,683
Sakata Seed Corp.	400	10,352
San-A Co. Ltd.	200	9,477
San-in Godo Bank Ltd. (The)	2,000	13,384
Seiren Co. Ltd.	600	6,382
Sekisui Jushi Corp.	400	5,716
Septeni Holdings Co. Ltd.	200	4,841
Shikoku Bank Ltd. (The)	2,000	3,981
Shimachu Co. Ltd.	800	19,208
Shin-Etsu Polymer Co. Ltd.	800	4,897
Shinko Plantech Co. Ltd.	400	3,148
Shizuoka Gas Co. Ltd.	600	4,189
SIIX Corp.	200	6,122
Sintokogio Ltd.	600	5,215
SMS Co. Ltd.	400	7,671
St. Marc Holdings Co. Ltd.	200	5,537
Starts Corp. Inc.	400	8,535
Sumitomo Bakelite Co. Ltd.	2,000	8,542
Sumitomo Densetsu Co. Ltd.	200	2,538
Sun Frontier Fudousan Co. Ltd.	200	1,929
T-Gaia Corp.	400	5,039
Tabuchi Electric Co. Ltd.	400	1,828
Tachi-S Co. Ltd.	400	5,611
Taiho Kogyo Co. Ltd.	200	2,247
Takamatsu Construction Group Co. Ltd.	200	4,374
Takara Leben Co. Ltd.	1,000	6,655
Takasago Thermal Engineering Co. Ltd.	800	10,311
Takeuchi Manufacturing Co. Ltd.	400	6,340
Tatsuta Electric Wire and Cable Co. Ltd.	600	1,940
TechnoPro Holdings Inc.	400	11,477

189

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Teikoku Sen-I Co. Ltd.	200	$2,888
TKC Corp.	200	5,645
Toa Corp./Tokyo	2,000	4,542
Tocalo Co. Ltd.	200	3,697
Tochigi Bank Ltd. (The)	2,000	7,963
Toho Bank Ltd. (The)	2,000	6,823
Toho Holdings Co. Ltd.	600	14,350
Tohokushinsha Film Corp.	400	2,288
Tokai Corp./Gifu	200	5,907
Tokyo Seimitsu Co. Ltd.	600	12,999
Tokyo TY Financial Group Inc.	400	10,535
Tokyu Construction Co. Ltd.	1,000	8,440
TOMONY Holdings Inc.	2,000	5,926
Toppan Forms Co. Ltd.	600	6,819
Topre Corp.	400	8,202
TOPY Industries Ltd.	2,000	3,981
Totetsu Kogyo Co. Ltd.	200	5,926
Towa Bank Ltd. (The)	4,000	3,365
Towa Pharmaceutical Co. Ltd.	200	9,421
Toyo Construction Co. Ltd.	1,000	4,393
Toyo Corp./Chuo-ku	400	4,165
Toyo Kanetsu KK	2,000	4,262
Toyo Kohan Co. Ltd.	600	1,951
TPR Co. Ltd.	200	5,253
Transcosmos Inc.	400	10,883
Trusco Nakayama Corp.	200	8,169
Tsukuba Bank Ltd.	800	2,168
Tsurumi Manufacturing Co. Ltd.	200	2,737
Tsutsumi Jewelry Co. Ltd.	200	4,269
UKC Holdings Corp.	200	3,671
Unipres Corp.	400	7,365
United Super Markets Holdings Inc.	800	7,507
Valor Holdings Co. Ltd.	400	9,929
Vital KSK Holdings Inc.	400	3,495
Wakita & Co. Ltd.	600	4,284
Warabeya Nichiyo Co. Ltd.	200	3,832
Xebio Holdings Co. Ltd.	200	3,292
Yahagi Construction Co. Ltd.	400	2,920
YAMABIKO Corp.	800	5,929
Yamagata Bank Ltd. (The)	2,000	7,458
Yamanashi Chuo Bank Ltd. (The)	2,000	7,645
Yaoko Co. Ltd.	200	9,141
Yellow Hat Ltd.	200	4,196
Yodogawa Steel Works Ltd.	400	9,294
Yondoshi Holdings Inc.	200	5,008

Security	Shares	Value

Yonex Co. Ltd.	200	$8,412
Yorozu Corp.	200	4,157
Yuasa Trading Co. Ltd.	200	4,653
Yusen Logistics Co. Ltd.	200	2,426

		1,640,938
NETHERLANDS — 0.93%
Accell Group	248	5,256
Amsterdam Commodities NV	180	4,864
BinckBank NV	702	4,134
Euronext NVc	740	31,275

		45,529
NEW ZEALAND — 0.34%
New Zealand Refining Co. Ltd. (The)	1,878	3,926
Nuplex Industries Ltd.	2,176	8,019
Summerset Group Holdings Ltd.	1,515	4,704

		16,649
NORWAY — 3.10%
Atea ASA	1,070	10,033
Austevoll Seafood ASA	1,238	10,416
Avance Gas Holding Ltd.[a,c]	448	3,054
Bakkafrost P/F	486	17,195
Borregaard ASA	1,280	9,577
BW LPG Ltd.[c]	870	5,229
Fred Olsen Energy ASA[b]	638	2,765
Kongsberg Automotive ASA[b]	4,486	3,627
Leroy Seafood Group ASA	254	12,397
Nordic Semiconductor ASA[a,b]	1,532	8,913
Prosafe SEa	4,244	2,567
Protector Forsikring ASA	730	7,139
Salmar ASA	592	14,704
Sparebank 1 Nord Norge	1,048	4,907
SpareBank 1 SMN	1,466	9,012
Stolt-Nielsen Ltd.	250	3,307
Storebrand ASA[b]	5,610	23,750
Tanker Investments Ltd.[b]	420	3,390

		151,982
PORTUGAL — 0.35%
CTT-Correios de Portugal SA	1,872	17,299

		17,299
SINGAPORE — 1.03%
Ascendas India Trust	8,600	6,111
Chip Eng Seng Corp. Ltd.	6,400	3,381
First REIT	5,600	5,208

190

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Ho Bee Land Ltd.	2,000	$3,289
QAF Ltd.	2,000	1,614
Religare Health Trust	8,400	6,437
Sheng Siong Group Ltd.	6,800	4,503
Tuan Sing Holdings Ltd.	6,200	1,476
Wing Tai Holdings Ltd.	9,000	12,555
Yanlord Land Group Ltd.	6,800	6,122

		50,696
SPAIN — 0.99%
Cia. de Distribucion Integral Logista Holdings SA	571	12,583
Faes Farma SA	3,622	11,388
Laboratorios Farmaceuticos Rovi SA	262	4,432
Miquel y Costas & Miquel SA	134	5,464
Tecnicas Reunidas SAa	444	14,915

		48,782
SWEDEN — 4.47%
Avanza Bank Holding AB	274	10,776
B&B Tools AB Class B	286	5,757
Betsson AB	1,412	19,114
Bilia AB Class A	408	9,765
BioGaia AB Class B	162	4,099
Bure Equity AB	618	5,392
Byggmax Group AB	634	5,137
Capio ABb,c	486	2,599
Collector ABb	308	5,375
Concentric AB	536	6,080
Duni AB	410	5,967
Evolution Gaming Group ABc	442	15,867
Granges AB	656	4,845
Industrial & Financial Systems Class B	56	2,541
Investment AB Oresund	172	4,824
Inwido AB	616	7,755
ITAB Shop Concept AB	146	4,532
Lifco AB Class B	502	13,015
Medivir AB Class Bb	320	2,214
Mycronic AB	782	6,117
NetEnt AB	336	21,172
New Wave Group AB Class B	696	3,210
Nolato AB Class B	232	6,261
RaySearch Laboratories ABb	300	4,338
Tethys Oil AB	486	3,483
Unibet Group PLC	2,848	32,163
Vitrolife AB	142	6,956

		219,354

Security	Shares	Value

SWITZERLAND — 4.95%
Ascom Holding AG Registered	418	$6,847
Autoneum Holding AG	38	9,067
BKW AG	170	7,396
Bossard Holding AG	66	7,175
Burkhalter Holding AG	42	5,236
Comet Holding AG Registered	8	5,580
Conzzeta AG	12	7,762
Cosmo Pharmaceuticals SAb	62	10,246
dorma+kaba Holding AG Class B	38	24,659
Feintool International Holding AG	28	2,834
Forbo Holding AG Registered	14	17,060
Inficon Holding AG Registered	20	6,604
Intershop Holdings AG	12	5,634
Kardex AG Bearer	84	6,779
Komax Holding AG Registered	38	8,401
Mobilezone Holding AG	250	3,534
Orascom Development Holding AGb	222	1,908
Schweiter Technologies AG Bearer	14	13,240
Siegfried Holding AG Registered	40	7,512
Straumann Holding AG Registered	118	40,934
Tecan Group AG Registered	122	16,954
U-Blox AG	72	14,302
Vetropack Holding AG Bearer	4	6,260
Walter Meier AG	64	2,173
Zehnder Group AGb	108	4,569

		242,666
UNITED KINGDOM — 20.39%
888 Holdings PLC	1,646	5,208
Abcam PLC	2,107	18,241
Acacia Mining PLC	1,955	10,075
Advanced Medical Solutions Group PLC	2,358	6,304
AVEVA Group PLC	786	18,538
Beazley PLC	5,960	28,454
Bellway PLC	1,500	53,769
Bovis Homes Group PLC	1,662	21,230
Brewin Dolphin Holdings PLC	3,304	13,262
Cape PLC	1,626	5,472
Card Factory PLC	3,692	19,703
Centamin PLC	12,704	22,500
Chemring Group PLC	3,478	7,286
Chesnara PLC	1,686	7,545
Cineworld Group PLC	2,296	17,422
Clinigen Healthcare Ltd.[b]	960	7,538

191

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Costain Group PLC	1,080	$4,972
Crest Nicholson Holdings PLC	3,094	23,614
CVS Group PLC	718	7,794
Dairy Crest Group PLC	1,638	13,557
Dart Group PLC	1,106	10,118
Debenhams PLC	10,088	11,586
Diploma PLC	1,372	14,702
Domino’s Pizza Group PLC	2,038	27,422
DX Group PLC	3,252	1,072
Enterprise Inns PLC[b]	6,304	8,011
esure Group PLC	3,628	14,265
Ferrexpo PLC	2,464	1,354
Fevertree Drinks PLC	956	8,550
Foxtons Group PLC	3,086	6,532
Galliford Try PLC	1,032	19,290
GAME Digital PLC	1,076	1,797
Gem Diamonds Ltd.	1,868	3,708
Globo PLC[b]	3,686	—
Greggs PLC	1,239	18,749
GVC Holdings PLC	534	4,240
Halfords Group PLC	2,310	14,284
Home Retail Group PLC	9,512	23,772
Howden Joinery Group PLC	7,521	54,427
Indivior PLC	7,798	18,369
Interserve PLC	1,782	11,154
iomart Group PLC	994	3,939
ITE Group PLC	3,224	7,332
John Laing Group PLC[c]	1,964	6,114
John Menzies PLC	630	4,598
JRP Group PLC	5,394	10,865
Kainos Group PLC	616	1,690
Kcom Group PLC	6,492	9,843
Keller Group PLC	874	11,312
Laird PLC	3,188	16,271
Lancashire Holdings Ltd.	2,480	19,963
Lookers PLC	3,754	7,649
Majestic Wine PLC[b]	896	5,736
Moneysupermarket.com Group PLC	5,322	24,472
NewRiver Retail Ltd.	2,715	12,826
Northgate PLC	1,790	10,575
OneSavings Bank PLC	988	4,149
Premier Foods PLC[b]	9,604	5,487
QinetiQ Group PLC	7,528	24,669
Redcentric PLC	1,606	4,423
Redde PLC	3,664	8,319

Security	Shares	Value

Redrow PLC	2,744	$15,395
RPS Group PLC	2,866	7,326
SafeCharge International Group Ltd.	608	2,142
Safestore Holdings PLC	2,500	12,400
Savills PLC	1,606	17,457
Scapa Group PLC	1,974	7,041
Schroder REIT Ltd.	6,018	5,157
Shawbrook Group PLC[b,c]	1,132	4,753
Skyepharma PLC[b]	958	6,589
ST Modwen Properties PLC	2,304	10,341
Stallergenes Greer PLC[b]	44	1,342
SuperGroup PLC	504	9,000
SVG Capital PLC[b]	1,924	14,515
Synthomer PLC	3,548	18,087
Ted Baker PLC	348	12,158
Telford Homes PLC	930	4,530
Telit Communications PLC	990	2,853
TT electronics PLC	1,908	4,332
Tullett Prebon PLC	3,076	15,262
WH Smith PLC	1,368	33,567
Xaar PLC	1,008	7,162
Zeal Network SE	62	2,873

		1,000,400

TOTAL COMMON STOCKS (Cost: $4,886,332)		4,836,394

PREFERRED STOCKS — 0.80%

GERMANY — 0.80%
Draegerwerk AG & Co. KGaA	94	6,237
Sartorius AG	108	26,651
STO SE & Co. KGaA	28	3,457
Villeroy & Boch AG	200	3,112

		39,457

TOTAL PREFERRED STOCKS (Cost: $42,334)		39,457

SHORT-TERM INVESTMENTS — 2.21%

MONEY MARKET FUNDS — 2.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%d,e,f	101,640	101,640
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	5,546	5,546

192

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR INTL SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,190	$1,190

		108,376

TOTAL SHORT-TERM INVESTMENTS (Cost: $108,376)		108,376

TOTAL INVESTMENTS IN SECURITIES — 101.57% (Cost: $5,037,042)		4,984,227
Other Assets, Less Liabilities — (1.57)%		(77,147)

NET ASSETS — 100.00%		$4,907,080

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

193

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.91%

AEROSPACE & DEFENSE — 1.91%
Northrop Grumman Corp.	7,839	$1,616,872

		1,616,872
AIRLINES — 0.62%
Southwest Airlines Co.	7,374	328,954
United Continental Holdings Inc.[a]	4,222	193,410

		522,364
AUTO COMPONENTS — 2.57%
Autoliv Inc.	3,992	488,900
Delphi Automotive PLC	12,680	933,629
Goodyear Tire & Rubber Co. (The)	12,188	353,086
Lear Corp.	3,417	393,399

		2,169,014
BANKS — 0.91%
Citizens Financial Group Inc.	23,913	546,412
People’s United Financial Inc.	14,136	219,108

		765,520
BEVERAGES — 2.48%
Coca-Cola Enterprises Inc.	9,774	512,940
Dr Pepper Snapple Group Inc.	8,550	777,280
Molson Coors Brewing Co. Class B	8,406	803,866

		2,094,086
BIOTECHNOLOGY — 3.88%
Baxalta Inc.	30,823	1,293,025
Gilead Sciences Inc.	22,503	1,984,990

		3,278,015
CAPITAL MARKETS — 1.12%
Eaton Vance Corp. NVS	5,296	182,871
Legg Mason Inc.	4,607	147,931
Raymond James Financial Inc.	5,876	306,551
SEI Investments Co.	6,383	306,894

		944,247
CHEMICALS — 2.53%
Celanese Corp. Series A	6,649	470,084
LyondellBasell Industries NV Class A	17,284	1,428,868
Mosaic Co. (The)	4,746	132,841
Westlake Chemical Corp.	2,113	106,052

		2,137,845
COMMUNICATIONS EQUIPMENT — 0.83%
F5 Networks Inc.[a]	3,196	334,781

Security	Shares	Value

Juniper Networks Inc.	15,743	$368,386

		703,167
CONSTRUCTION & ENGINEERING — 0.71%
Chicago Bridge & Iron Co. NV	4,329	174,242
Jacobs Engineering Group Inc.[a]	5,596	249,470
Quanta Services Inc.[a]	7,330	173,868

		597,580
CONTAINERS & PACKAGING — 0.94%
Avery Dennison Corp.	4,143	300,823
WestRock Co.	11,819	494,625

		795,448
DIVERSIFIED CONSUMER SERVICES — 0.16%
H&R Block Inc.	6,838	138,401

		138,401
DIVERSIFIED FINANCIAL SERVICES — 0.76%
Nasdaq Inc.	5,222	322,250
Voya Financial Inc.	9,811	318,563

		640,813
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.97%
AT&T Inc.	44,708	1,735,564
CenturyLink Inc.	24,862	769,479

		2,505,043
ELECTRIC UTILITIES — 4.50%
Alliant Energy Corp.	5,161	363,954
Edison International	14,061	994,253
Entergy Corp.	8,091	608,281
Exelon Corp.	41,822	1,467,534
Pinnacle West Capital Corp.	5,041	366,229

		3,800,251
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.61%
Arrow Electronics Inc.[a]	4,267	264,981
Avnet Inc.	6,024	247,707
Corning Inc.	53,544	999,667
Flextronics International Ltd.[a]	25,356	308,075
FLIR Systems Inc.	6,273	189,507
TE Connectivity Ltd.	17,488	1,040,186

		3,050,123
FOOD PRODUCTS — 4.02%
Archer-Daniels-Midland Co.	27,015	1,078,979
Bunge Ltd.	6,457	403,562
Campbell Soup Co.	8,418	519,475
Hormel Foods Corp.	13,183	508,205

194

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2016

Security	Shares	Value

Tyson Foods Inc. Class A	13,384	$880,935

		3,391,156
HEALTH CARE EQUIPMENT & SUPPLIES — 3.88%
Becton Dickinson and Co.	2,949	475,556
Edwards Lifesciences Corp.[a]	9,829	1,043,938
ResMed Inc.	6,355	354,609
St. Jude Medical Inc.	12,804	975,665
Varian Medical Systems Inc.[a]	4,398	357,029
Zimmer Biomet Holdings Inc.	605	70,041

		3,276,838
HEALTH CARE PROVIDERS & SERVICES — 12.60%
Aetna Inc.	15,841	1,778,469
Anthem Inc.	11,813	1,662,916
Cardinal Health Inc.	14,891	1,168,348
Centene Corp.[a]	7,803	483,474
Cigna Corp.	11,708	1,622,026
Henry Schein Inc.[a,b]	1,615	272,451
Humana Inc.	6,710	1,188,140
MEDNAX Inc.[a]	4,278	304,979
Patterson Companies Inc.	3,824	165,770
Quest Diagnostics Inc.	6,490	487,853
UnitedHealth Group Inc.	7,212	949,676
Universal Health Services Inc. Class B	4,132	552,366

		10,636,468
HOTELS, RESTAURANTS & LEISURE — 0.73%
Royal Caribbean Cruises Ltd.	7,958	615,949

		615,949
HOUSEHOLD DURABLES — 0.36%
Leggett & Platt Inc.	6,187	304,957

		304,957
INSURANCE — 16.27%
Aflac Inc.	19,313	1,332,018
Alleghany Corp.[a]	705	367,502
American International Group Inc.	32,760	1,828,663
Arch Capital Group Ltd.[a]	5,575	392,982
Assurant Inc.	3,008	254,387
Axis Capital Holdings Ltd.	4,403	234,548
Cincinnati Financial Corp.	7,053	465,569
Everest Re Group Ltd.	1,989	367,766
FNF Group	11,354	362,193
Hartford Financial Services Group Inc. (The)	18,550	823,249
Lincoln National Corp.	11,368	493,940

Security	Shares	Value

Loews Corp.	12,839	$509,451
Markel Corp.[a]	639	574,531
MetLife Inc.	30,873	1,392,372
Principal Financial Group Inc.	13,258	565,851
Progressive Corp. (The)	26,458	862,531
Torchmark Corp.	5,617	325,168
Travelers Companies Inc. (The)	13,766	1,512,883
Unum Group	11,080	379,047
WR Berkley Corp.	4,489	251,384
XL Group PLC	13,507	442,084

		13,738,119
INTERNET & CATALOG RETAIL — 0.77%
Expedia Inc.	5,590	647,154

		647,154
IT SERVICES — 4.93%
Accenture PLC Class A	19,148	2,162,192
Paychex Inc.	14,686	765,434
Total System Services Inc.	7,538	385,493
Western Union Co. (The)	22,900	458,000
Xerox Corp.	41,301	396,490

		4,167,609
LEISURE PRODUCTS — 0.33%
Polaris Industries Inc.	2,845	278,469

		278,469
LIFE SCIENCES TOOLS & SERVICES — 1.10%
Mettler-Toledo International Inc.[a]	1,243	444,932
Waters Corp.[a]	3,701	481,722

		926,654
MACHINERY — 1.26%
AGCO Corp.	3,140	167,896
Cummins Inc.	7,639	893,992

		1,061,888
MEDIA — 0.27%
TEGNA Inc.	9,616	224,630

		224,630
MULTI-UTILITIES — 3.55%
Ameren Corp.	10,997	527,856
Consolidated Edison Inc.	13,276	990,390
Public Service Enterprise Group Inc.	22,900	1,056,377
SCANA Corp.	6,160	423,130

		2,997,753
MULTILINE RETAIL — 1.13%
Kohl’s Corp.	8,815	390,505

195

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA ETF

April 30, 2016

Security	Shares	Value

Macy’s Inc.	14,236	$563,603

		954,108
OIL, GAS & CONSUMABLE FUELS — 2.99%
HollyFrontier Corp.	8,066	287,150
Marathon Petroleum Corp.	24,295	949,448
Valero Energy Corp.	21,907	1,289,665

		2,526,263
PROFESSIONAL SERVICES — 0.58%
ManpowerGroup Inc.	3,359	258,744
Robert Half International Inc.	6,049	231,737

		490,481
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.17%
Jones Lang LaSalle Inc.	1,234	142,120

		142,120
ROAD & RAIL — 0.15%
AMERCO	357	125,664

		125,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.91%
Marvell Technology Group Ltd.	18,950	189,121
Skyworks Solutions Inc.	8,662	578,795

		767,916
SOFTWARE — 1.41%
Activision Blizzard Inc.	633	21,820
CA Inc.	14,911	442,260
CDK Global Inc.	6,164	293,221
Microsoft Corp.	1,871	93,307
Synopsys Inc.[a]	7,089	336,869

		1,187,477
SPECIALTY RETAIL — 7.95%
Advance Auto Parts Inc.	3,305	515,910
Bed Bath & Beyond Inc.[a]	1,378	65,069
Best Buy Co. Inc.	14,057	450,949
Dick’s Sporting Goods Inc.	4,124	191,106
Foot Locker Inc.	6,343	389,714
GameStop Corp. Class A	4,842	158,818
Gap Inc. (The)	11,045	256,023
O’Reilly Automotive Inc.[a]	4,467	1,173,392
Ross Stores Inc.	18,472	1,048,840
Staples Inc.	29,212	297,962
TJX Companies Inc. (The)	28,576	2,166,632

		6,714,415

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.45%
Apple Inc.	10,629	$996,363
HP Inc.	81,406	998,852
NetApp Inc.	13,252	313,277
Seagate Technology PLC	13,552	295,027
Western Digital Corp.	7,650	312,617

		2,916,136
WIRELESS TELECOMMUNICATION SERVICES — 0.60%
T-Mobile U.S. Inc.[a]	12,944	508,440

		508,440

TOTAL COMMON STOCKS (Cost: $84,185,161)		84,359,453

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	181,497	181,497
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	9,903	9,903
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	163,790	163,790

		355,190

TOTAL SHORT-TERM INVESTMENTS (Cost: $355,190)		355,190

TOTAL INVESTMENTS IN SECURITIES — 100.33% (Cost: $84,540,351)		84,714,643
Other Assets, Less Liabilities — (0.33)%		(274,619)

NET ASSETS — 100.00%		$84,440,024

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

196

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 100.09%

AEROSPACE & DEFENSE — 0.63%
Cubic Corp.	295	$12,263
Engility Holdings Inc.[a]	234	4,603
KLX Inc.[a]	699	23,570
National Presto Industries Inc.	64	5,580

		46,016
AIR FREIGHT & LOGISTICS — 0.19%
Air Transport Services Group Inc.[a]	222	3,128
Atlas Air Worldwide Holdings Inc.[a]	85	3,395
Echo Global Logistics Inc.[a]	315	7,361

		13,884
AIRLINES — 0.39%
Allegiant Travel Co.	55	8,831
Hawaiian Holdings Inc.[a,b]	179	7,531
SkyWest Inc.	175	4,112
Virgin America Inc.[a,b]	143	7,964

		28,438
AUTO COMPONENTS — 1.40%
Cooper Tire & Rubber Co.	706	24,385
Cooper-Standard Holding Inc.[a]	173	13,340
Drew Industries Inc.	301	19,514
Fox Factory Holding Corp.[a,b]	305	5,280
Gentherm Inc.[a,b]	431	15,835
Motorcar Parts of America Inc.[a,b]	241	7,729
Standard Motor Products Inc.	259	9,197
Superior Industries International Inc.	279	7,287

		102,567
AUTOMOBILES — 0.64%
Thor Industries Inc.	608	38,924
Winnebago Industries Inc.	350	7,574

		46,498
BANKS — 11.67%
1st Source Corp.	170	5,855
Ameris Bancorp.	438	13,753
Arrow Financial Corp.	155	4,365
Banc of California Inc.	495	10,073
BancFirst Corp.	94	5,863
Bancorp. Inc. (The)[a]	455	2,580
BBCN Bancorp. Inc.	922	14,402
Berkshire Hills Bancorp. Inc.	396	10,747
Blue Hills Bancorp. Inc.	370	5,395

Security	Shares	Value

BNC Bancorp.	480	$10,733
Bridge Bancorp. Inc.	213	6,484
Brookline Bancorp. Inc.	918	10,447
Bryn Mawr Bank Corp.	159	4,519
Camden National Corp.	135	5,874
Capital Bank Financial Corp. Class A	299	9,039
Cardinal Financial Corp.	430	9,516
Cascade Bancorp.[a]	415	2,511
CenterState Banks Inc.	602	9,807
Central Pacific Financial Corp.	419	9,779
Chemical Financial Corp.	504	19,384
City Holding Co.	204	10,020
CoBiz Financial Inc.	455	5,510
Columbia Banking System Inc.	756	22,294
Community Trust Bancorp. Inc.	211	7,569
ConnectOne Bancorp. Inc.	386	6,643
Eagle Bancorp. Inc.[a,b]	398	20,179
Enterprise Financial Services Corp.	234	6,405
FCB Financial Holdings Inc. Class Aa	407	14,225
Fidelity Southern Corp.	241	3,894
First BanCorp./Puerto Rico[a]	1,644	6,412
First Busey Corp.	334	6,827
First Community Bancshares Inc./VA	209	4,349
First Financial Bancorp.	803	15,658
First Financial Corp./IN	124	4,393
First Interstate BancSystem Inc.	278	7,534
First Merchants Corp.	515	13,210
First NBC Bank Holding Co.[a]	223	4,848
German American Bancorp. Inc.	160	5,157
Great Southern Bancorp. Inc.	134	5,073
Great Western Bancorp. Inc.	686	21,623
Hanmi Financial Corp.	424	9,803
Heartland Financial USA Inc.	223	7,473
Heritage Financial Corp./WA	404	7,454
HomeTrust Bancshares Inc.[a]	254	4,712
Independent Bank Corp./Rockland MA	331	15,567
Independent Bank Group Inc.	155	5,673
Lakeland Bancorp. Inc.	540	5,989
Lakeland Financial Corp.	220	10,404
MainSource Financial Group Inc.	280	6,118
National Bank Holdings Corp. Class A	405	8,096
NBT Bancorp. Inc.	571	16,182
OFG Bancorp.	575	5,077
Opus Bank	266	9,608
Pacific Premier Bancorp. Inc.[a]	280	6,513

197

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Peoples Bancorp. Inc./OH	205	$4,405
Pinnacle Financial Partners Inc.	465	22,864
Popular Inc.	1,356	40,300
Preferred Bank/Los Angeles CA	164	5,209
Renasant Corp.	501	17,204
Republic Bancorp. Inc./KY Class A	139	3,796
S&T Bancorp. Inc.	435	11,166
Sandy Spring Bancorp. Inc.	325	9,292
ServisFirst Bancshares Inc.	291	14,340
Simmons First National Corp. Class A	376	17,559
State Bank Financial Corp.	471	9,834
Sterling Bancorp./DE	1,404	22,941
Stock Yards Bancorp. Inc.	189	7,643
Talmer Bancorp. Inc. Class A	805	15,617
Tompkins Financial Corp.	177	11,565
TowneBank/Portsmouth VA	546	11,466
TriCo Bancshares	276	7,430
Tristate Capital Holdings Inc.[a,b]	304	4,061
Union Bankshares Corp.	592	15,635
Univest Corp. of Pennsylvania	264	5,211
Washington Trust Bancorp. Inc.	195	7,143
WesBanco Inc.	465	14,940
Wilshire Bancorp. Inc.	934	10,059
Yadkin Financial Corp.	366	9,157
Zions BanCorp.	2,682	73,809

		854,264
BEVERAGES — 0.24%
Coca-Cola Bottling Co. Consolidated	67	10,678
National Beverage Corp.[a]	154	7,198

		17,876
BIOTECHNOLOGY — 1.93%
AMAG Pharmaceuticals Inc.[a,b]	469	12,438
Chiasma Inc.[a,b]	139	468
Eagle Pharmaceuticals Inc./DEa,b	114	4,316
Emergent BioSolutions Inc.[a,b]	416	16,024
Enanta Pharmaceuticals Inc.[a,b]	145	4,234
Insys Therapeutics Inc.[a,b]	330	4,782
Kite Pharma Inc.[a,b]	474	21,937
MiMedx Group Inc.[a,b]	1,223	9,209
Myriad Genetics Inc.[a]	915	32,940
NewLink Genetics Corp.[a,b]	297	4,814
Osiris Therapeutics Inc.[b]	219	1,229
PDL BioPharma Inc.	2,050	7,729
Progenics Pharmaceuticals Inc.[a,b]	979	5,198

Security	Shares	Value

Repligen Corp.[a]	411	$10,949
Vanda Pharmaceuticals Inc.[a]	588	5,233

		141,500
BUILDING PRODUCTS — 1.09%
AAON Inc.	554	14,692
American Woodmark Corp.[a]	181	13,184
Apogee Enterprises Inc.	30	1,243
Gibraltar Industries Inc.[a]	390	10,316
Griffon Corp.	404	6,387
Insteel Industries Inc.	225	6,523
Patrick Industries Inc.[a,b]	158	7,244
Universal Forest Products Inc.	265	20,312

		79,901
CAPITAL MARKETS — 0.60%
Cowen Group Inc. Class Aa,b	1,295	4,513
Diamond Hill Investment Group Inc.	42	7,361
INTL. FCStone Inc.[a]	199	5,433
KCG Holdings Inc. Class Aa,b	595	8,151
Oppenheimer Holdings Inc. Class A	145	2,216
Piper Jaffray Companies[a]	206	8,592
Pzena Investment Management Inc. Class A	164	1,486
Westwood Holdings Group Inc.	101	5,812

		43,564
CHEMICALS — 0.35%
AgroFresh Solutions Inc.[a]	285	1,775
FutureFuel Corp.	315	3,541
Hawkins Inc.	125	4,891
Innospec Inc.	314	15,185

		25,392
COMMERCIAL SERVICES & SUPPLIES — 1.74%
ACCO Brands Corp.[a]	1,415	13,499
Deluxe Corp.	444	27,874
Ennis Inc.	335	6,546
InnerWorkings Inc.[a,b]	504	4,118
Kimball International Inc. Class B	439	5,110
Knoll Inc.	640	14,944
McGrath RentCorp	286	6,973
Multi-Color Corp.	176	10,530
Quad/Graphics Inc.	351	4,405
UniFirst Corp./MA	200	21,676
Viad Corp.	264	7,854

198

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

VSE Corp.	59	$3,660

		127,189
COMMUNICATIONS EQUIPMENT — 1.17%
Black Box Corp.	220	3,216
Calix Inc.[a]	529	3,666
Comtech Telecommunications Corp.	223	5,397
InterDigital Inc./PA	463	26,382
Ixia[a]	744	7,529
NETGEAR Inc.[a]	395	16,748
Plantronics Inc.	449	17,264
ShoreTel Inc.[a]	874	5,349

		85,551
CONSTRUCTION & ENGINEERING — 1.04%
Aegion Corp.[a]	480	10,190
Argan Inc.	172	5,879
Comfort Systems USA Inc.	489	14,421
Dycom Industries Inc.[a,b]	428	30,217
MYR Group Inc.[a]	275	7,015
Tutor Perini Corp.[a,b]	526	8,321

		76,043
CONSTRUCTION MATERIALS — 0.17%
U.S. Concrete Inc.[a,b]	182	11,240
U.S. Lime & Minerals Inc.	29	1,554

		12,794
CONSUMER FINANCE — 0.39%
Cash America International Inc.	335	12,381
Ezcorp Inc. Class Aa	703	3,480
Green Dot Corp. Class Aa,b	399	8,870
World Acceptance Corp.[a,b]	82	3,558

		28,289
DISTRIBUTORS — 0.36%
Core-Mark Holding Co. Inc.	291	23,763
Weyco Group Inc.	89	2,496

		26,259
DIVERSIFIED CONSUMER SERVICES — 1.17%
American Public Education Inc.[a,b]	200	4,632
Apollo Education Group Inc.[a]	1,318	10,280
Bridgepoint Education Inc.[a,b]	255	2,433
Capella Education Co.	153	8,463
Carriage Services Inc.	210	5,130
DeVry Education Group Inc.	806	13,984
Graham Holdings Co. Class B	58	27,639
K12 Inc.[a]	450	5,531

Security	Shares	Value

Strayer Education Inc.[a]	149	$7,396

		85,488
DIVERSIFIED FINANCIAL SERVICES — 0.15%
FNFV Group[a,b]	1,043	11,233

		11,233
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.55%
Fairpoint Communications Inc.[a]	301	3,991
IDT Corp. Class B	240	3,682
Inteliquent Inc.	452	7,499
Iridium Communications Inc.[a,b]	1,076	8,683
Straight Path Communications Inc. Class Ba,b	135	4,941
Vonage Holdings Corp.[a]	2,446	11,423

		40,219
ELECTRIC UTILITIES — 0.56%
El Paso Electric Co.	490	22,099
Empire District Electric Co. (The)	552	18,586

		40,685
ELECTRICAL EQUIPMENT — 0.25%
AZZ Inc.	337	18,508

		18,508
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.62%
AVX Corp.	672	8,884
Benchmark Electronics Inc.[a]	673	13,070
Checkpoint Systems Inc.[a]	569	5,758
CTS Corp.	384	6,363
Daktronics Inc.	522	4,541
DTS Inc./CAa	215	4,691
Electro Rent Corp.	260	2,603
ePlus Inc.[a]	86	6,913
II-VI Inc.[a]	680	14,191
Insight Enterprises Inc.[a,b]	495	12,231
Jabil Circuit Inc.	2,230	38,713
Kimball Electronics Inc.[a]	385	4,212
Methode Electronics Inc.	479	14,241
MTS Systems Corp.	182	10,232
Multi-Fineline Electronix Inc.[a]	130	2,990
Newport Corp.[a]	514	11,817
OSI Systems Inc.[a]	246	12,519
Park Electrochemical Corp.	270	4,404
PC Connection Inc.	145	3,447
Plexus Corp.[a]	436	18,207

199

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

QLogic Corp.[a]	1,110	$14,530
Rofin-Sinar Technologies Inc.[a]	372	11,975
Rogers Corp.[a]	230	13,193
Sanmina Corp.[a]	1,038	24,549
ScanSource Inc.[a]	355	14,441
Tech Data Corp.[a]	466	32,009
TTM Technologies Inc.[a,b]	873	5,692
Vishay Intertechnology Inc.	1,774	21,572

		337,988
ENERGY EQUIPMENT & SERVICES — 0.23%
Matrix Service Co.[a]	358	6,745
Natural Gas Services Group Inc.[a]	164	3,770
PHI Inc. NVS[a]	159	3,565
Transocean Partners LLC	264	3,120

		17,200
FOOD & STAPLES RETAILING — 0.42%
Ingles Markets Inc. Class A	162	5,843
Natural Grocers by Vitamin Cottage Inc.[a]	139	1,857
SpartanNash Co.	491	13,601
Village Super Market Inc. Class A	95	2,318
Weis Markets Inc.	159	7,238

		30,857
FOOD PRODUCTS — 1.34%
Cal-Maine Foods Inc.[b]	401	20,355
Farmer Bros. Co.[a]	119	3,595
Fresh Del Monte Produce Inc.	451	19,510
John B Sanfilippo & Son Inc.	105	5,810
Landec Corp.[a]	324	3,645
Omega Protein Corp.[a]	305	5,670
Sanderson Farms Inc.	266	24,403
Seaboard Corp.[a,b]	4	12,012
Seneca Foods Corp. Class Aa	90	2,933

		97,933
GAS UTILITIES — 1.80%
Chesapeake Utilities Corp.	200	11,904
New Jersey Resources Corp.	1,082	38,606
ONE Gas Inc.	660	38,590
WGL Holdings Inc.	631	42,839

		131,939
HEALTH CARE EQUIPMENT & SUPPLIES — 6.07%
Abaxis Inc.	275	12,463
ABIOMED Inc.[a]	530	51,484
Analogic Corp.	165	13,033

Security	Shares	Value

AngioDynamics Inc.[a]	359	$4,398
Anika Therapeutics Inc.[a,b]	195	8,904
AtriCure Inc.[a]	399	6,344
Atrion Corp.	19	7,549
Cantel Medical Corp.	466	31,217
CONMED Corp.	335	13,876
Exactech Inc.[a]	149	3,388
Globus Medical Inc. Class Aa,b	947	23,713
Greatbatch Inc.[a]	338	11,763
Hill-Rom Holdings Inc.	853	41,243
ICU Medical Inc.[a]	189	18,775
Inogen Inc.[a,b]	170	8,306
Integra LifeSciences Holdings Corp.[a]	388	27,478
LivaNova PLC[a,b]	542	28,580
Masimo Corp.[a]	633	27,441
Meridian Bioscience Inc.	549	10,491
Merit Medical Systems Inc.[a]	557	11,279
Natus Medical Inc.[a]	431	13,736
NuVasive Inc.[a]	645	34,146
Orthofix International NVa	250	10,940
SurModics Inc.[a,b]	174	3,501
Vascular Solutions Inc.[a]	234	8,178
Zeltiq Aesthetics Inc.[a,b]	412	12,319

		444,545
HEALTH CARE PROVIDERS & SERVICES — 5.12%
AAC Holdings Inc.[a,b]	120	2,471
Aceto Corp.	388	8,703
Addus HomeCare Corp.[a,b]	85	1,573
Adeptus Health Inc. Class Aa,b	164	11,172
Almost Family Inc.[a]	110	4,621
Amedisys Inc.[a]	337	17,352
AMN Healthcare Services Inc.[a]	626	22,229
Amsurg Corp.[a]	710	57,496
Chemed Corp.	221	28,681
CorVel Corp.[a]	140	6,328
Ensign Group Inc. (The)	649	14,641
HealthEquity Inc.[a,b]	449	11,292
Healthways Inc.[a]	430	5,010
LHC Group Inc.[a]	177	7,140
LifePoint Health Inc.[a]	570	38,509
Magellan Health Inc.[a]	197	13,881
Molina Healthcare Inc.[a,b]	553	28,623
National Healthcare Corp.	130	8,379
PharMerica Corp.[a]	416	9,834

200

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Triple-S Management Corp. Class Ba	300	$7,812
U.S. Physical Therapy Inc.	168	8,377
VCA Inc.[a]	958	60,325

		374,449
HEALTH CARE TECHNOLOGY — 0.42%
Computer Programs & Systems Inc.	144	7,392
Omnicell Inc.[a]	471	15,006
Quality Systems Inc.	602	8,476

		30,874
HOTELS, RESTAURANTS & LEISURE — 1.98%
BJ’s Restaurants Inc.[a]	249	11,105
Cheesecake Factory Inc. (The)	613	31,269
Cracker Barrel Old Country Store Inc.[b]	240	35,139
Del Frisco’s Restaurant Group Inc.[a]	310	4,938
Marcus Corp. (The)	224	4,334
Red Robin Gourmet Burgers Inc.[a]	177	11,480
Ruby Tuesday Inc.[a]	864	3,802
Ruth’s Hospitality Group Inc.	468	7,432
Speedway Motorsports Inc.	159	2,786
Texas Roadhouse Inc.	796	32,413

		144,698
HOUSEHOLD DURABLES — 1.70%
Cavco Industries Inc.[a]	104	9,120
Century Communities Inc.[a,b]	204	3,517
CSS Industries Inc.	124	3,467
Ethan Allen Interiors Inc.[b]	339	11,540
Green Brick Partners Inc.[a,b]	185	1,363
Helen of Troy Ltd.[a]	350	34,836
Installed Building Products Inc.[a]	245	6,512
La-Z-Boy Inc.	645	16,686
M/I Homes Inc.[a,b]	300	6,030
NACCO Industries Inc. Class A	49	2,916
TopBuild Corp.[a]	499	15,579
Universal Electronics Inc.[a,b]	192	12,751

		124,317
HOUSEHOLD PRODUCTS — 0.61%
Central Garden & Pet Co.[a]	135	2,197
Central Garden & Pet Co. Class Aa	425	6,923
Energizer Holdings Inc.	817	35,531

		44,651
INSURANCE — 10.16%
Allied World Assurance Co. Holdings AG	1,196	42,554

Security	Shares	Value

American Equity Investment Life Holding Co.	792	$11,088
American Financial Group Inc./OH	884	61,093
American National Insurance Co.	108	12,541
AMERISAFE Inc.	249	13,416
AmTrust Financial Services Inc.	1,157	28,751
Argo Group International Holdings Ltd.	366	20,119
Aspen Insurance Holdings Ltd.	796	36,895
Assured Guaranty Ltd.	1,863	48,196
Baldwin & Lyons Inc. Class B	114	2,786
CNO Financial Group Inc.	2,431	44,657
Employers Holdings Inc.	405	12,029
Endurance Specialty Holdings Ltd.	833	53,295
Enstar Group Ltd.[a]	139	22,023
FBL Financial Group Inc. Class A	146	8,829
Federated National Holding Co.	188	3,581
Fidelity & Guaranty Life[b]	159	4,204
Global Indemnity PLC[a]	120	3,774
Hanover Insurance Group Inc. (The)	520	44,595
HCI Group Inc.	124	3,715
Heritage Insurance Holdings Inc.	365	4,851
Horace Mann Educators Corp.	524	16,296
Infinity Property & Casualty Corp.	58	4,649
James River Group Holdings Ltd.	152	4,706
Kemper Corp.	524	16,223
Maiden Holdings Ltd.	748	9,148
National General Holdings Corp.	620	12,518
National Interstate Corp.	109	3,356
National Western Life Group Inc.	33	7,151
Navigators Group Inc. (The)[a]	150	12,392
ProAssurance Corp.	671	32,027
Reinsurance Group of America Inc.	826	78,652
Safety Insurance Group Inc.	160	9,058
Selective Insurance Group Inc.	739	25,651
State Auto Financial Corp.	215	4,410
State National Companies Inc.	416	4,692
Third Point Reinsurance Ltd.[a,b]	762	8,672
United Insurance Holdings Corp.	220	3,588
Universal Insurance Holdings Inc.	409	7,202

		743,383
INTERNET & CATALOG RETAIL — 0.41%
1-800-Flowers.com Inc. Class Aa,b	354	2,779
Blue Nile Inc.	150	3,867
FTD Companies Inc.[a,b]	244	6,785

201

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

NutriSystem Inc.	390	$8,588
Overstock.com Inc.[a]	214	3,122
PetMed Express Inc.	269	4,923

		30,064
INTERNET SOFTWARE & SERVICES — 0.90%
Blucora Inc.[a]	509	4,077
DHI Group Inc.[a]	569	4,046
j2 Global Inc.	548	34,809
Liquidity Services Inc.[a]	324	1,808
Stamps.com Inc.[a]	196	16,142
XO Group Inc.[a]	299	5,280

		66,162
IT SERVICES — 6.64%
Blackhawk Network Holdings Inc.[a]	679	21,816
Broadridge Financial Solutions Inc.	1,140	68,218
CACI International Inc. Class Aa	290	27,884
Cass Information Systems Inc.	120	5,936
CIBER Inc.[a]	904	2,097
Convergys Corp.	1,289	34,159
CSG Systems International Inc.	434	19,261
DST Systems Inc.	410	49,479
EPAM Systems Inc.[a]	556	40,549
Euronet Worldwide Inc.[a]	661	50,963
ExlService Holdings Inc.[a]	416	20,130
Forrester Research Inc.	110	3,698
Hackett Group Inc. (The)	304	4,524
Lionbridge Technologies Inc.[a]	765	3,817
ManTech International Corp./VA Class A	320	10,816
MAXIMUS Inc.	826	43,695
Net 1 UEPS Technologies Inc.[a]	568	6,771
Perficient Inc.[a]	469	9,793
Science Applications International Corp.	524	27,819
Sykes Enterprises Inc.[a]	509	14,837
TeleTech Holdings Inc.	223	6,197
Virtusa Corp.[a]	380	13,505

		485,964
LEISURE PRODUCTS — 1.02%
Nautilus Inc.[a]	402	7,091
Smith & Wesson Holding Corp.[a,b]	716	15,630
Sturm Ruger & Co. Inc.	245	15,688
Vista Outdoor Inc.[a]	753	36,129

		74,538
LIFE SCIENCES TOOLS & SERVICES — 2.18%
Albany Molecular Research Inc.[a,b]	368	5,538

Security	Shares	Value

Bio-Techne Corp.	446	$41,558
Cambrex Corp.[a,b]	416	20,068
INC Research Holdings Inc.[a]	459	22,092
Luminex Corp.[a]	511	10,271
PAREXEL International Corp.[a,b]	703	42,953
PRA Health Sciences Inc.[a,b]	364	17,272

		159,752
MACHINERY — 1.61%
Alamo Group Inc.	130	7,337
Astec Industries Inc.	258	12,487
Briggs & Stratton Corp.	586	12,406
Douglas Dynamics Inc.	290	6,644
ESCO Technologies Inc.	340	13,083
FreightCar America Inc.	159	2,727
Hyster-Yale Materials Handling Inc.	117	7,166
John Bean Technologies Corp.	384	20,022
Kadant Inc.	144	6,819
Lydall Inc.[a,b]	228	8,388
SPX Corp.	498	8,018
Standex International Corp.	170	13,037

		118,134
MARINE — 0.06%
Matson Inc.	120	4,666

		4,666
MEDIA — 1.54%
Cable One Inc.	65	29,833
Entercom Communications Corp. Class Aa	304	3,447
Gannett Co. Inc.	1,431	24,112
Harte-Hanks Inc.	554	1,008
MSG Networks Inc. Class Aa,b	734	12,544
New Media Investment Group Inc.	534	8,571
Scholastic Corp.	324	11,787
Time Inc.	1,440	21,168

		112,470
METALS & MINING — 0.66%
Century Aluminum Co.[a]	617	5,442
Kaiser Aluminum Corp.	225	21,337
Materion Corp.	259	7,508
McEwen Mining Inc.[b]	2,802	7,285
Schnitzer Steel Industries Inc. Class A	330	6,805

		48,377

202

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

MULTI-UTILITIES — 0.09%
Unitil Corp.	174	$6,877

		6,877
MULTILINE RETAIL — 0.50%
Big Lots Inc.	653	29,947
Fred’s Inc. Class A	444	6,513

		36,460
OIL, GAS & CONSUMABLE FUELS — 0.17%
Alon USA Energy Inc.	397	4,169
Renewable Energy Group Inc.[a,b]	419	4,073
REX American Resources Corp.[a,b]	82	4,458

		12,700
PAPER & FOREST PRODUCTS — 0.69%
Domtar Corp.	804	31,067
Neenah Paper Inc.	223	14,515
Resolute Forest Products Inc.[a]	840	4,880

		50,462
PERSONAL PRODUCTS — 0.23%
Medifast Inc.	115	3,626
Natural Health Trends Corp.[b]	104	3,764
USANA Health Sciences Inc.[a,b]	78	9,238

		16,628
PHARMACEUTICALS — 1.28%
Amphastar Pharmaceuticals Inc.[a]	424	5,215
ANI Pharmaceuticals Inc.[a,b]	105	4,774
Horizon Pharma PLC[a,b]	1,781	27,374
Impax Laboratories Inc.[a]	839	27,981
Lannett Co. Inc.[a,b]	355	6,809
SciClone Pharmaceuticals Inc.[a]	624	8,237
Sucampo Pharmaceuticals Inc. Class Aa	289	3,115
Supernus Pharmaceuticals Inc.[a,b]	458	7,859
Teligent Inc.[a,b]	469	2,589

		93,953
PROFESSIONAL SERVICES — 2.02%
Acacia Research Corp.	650	3,133
Barrett Business Services Inc.	84	2,605
CBIZ Inc.[a]	618	6,291
Exponent Inc.	328	16,348
FTI Consulting Inc.[a,b]	550	22,165
Heidrick & Struggles International Inc.	229	4,518
Huron Consulting Group Inc.[a,b]	299	16,627
ICF International Inc.[a]	225	8,858
Insperity Inc.	198	10,449

Security	Shares	Value

Kelly Services Inc. Class A	392	$7,358
Kforce Inc.	336	6,387
Korn/Ferry International	680	18,455
Navigant Consulting Inc.[a]	623	9,943
Resources Connection Inc.	484	7,149
RPX Corp.[a]	668	7,402

		147,688
REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.70%
Agree Realty Corp.	261	10,122
Altisource Residential Corp.[b]	710	8,250
Anworth Mortgage Asset Corp.	1,320	6,230
Apollo Commercial Real Estate Finance Inc.	876	13,955
Chimera Investment Corp.	2,264	32,149
New York Mortgage Trust Inc.[b]	1,356	7,051
One Liberty Properties Inc.	175	4,099
Resource Capital Corp.	410	4,871
Select Income REIT	836	19,353
Seritage Growth Properties[b]	331	17,665
United Development Funding IVb	294	941

		124,686
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.25%
Forestar Group Inc.[a,b]	410	5,535
Marcus & Millichap Inc.[a]	194	4,866
RE/MAX Holdings Inc. Class A	224	8,243

		18,644
ROAD & RAIL — 0.61%
ArcBest Corp.	320	6,109
Celadon Group Inc.	356	3,585
Covenant Transportation Group Inc. Class Aa,b	160	3,185
Heartland Express Inc.[b]	575	10,413
Marten Transport Ltd.	342	6,382
PAM Transportation Services Inc.[a]	44	1,087
Roadrunner Transportation Systems Inc.[a]	421	4,976
Saia Inc.[a]	304	8,792

		44,529
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.73%
Ambarella Inc.[a,b]	416	17,098
Brooks Automation Inc.	896	8,476
Cabot Microelectronics Corp.	311	13,028
CEVA Inc.[a,b]	280	6,457
Cirrus Logic Inc.[a]	838	30,252

203

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Cohu Inc.	329	$3,803
Diodes Inc.[a]	515	9,589
FormFactor Inc.[a]	788	6,068
Integrated Device Technology Inc.[a]	1,695	32,680
IXYS Corp.	324	3,499
Kulicke & Soffa Industries Inc.[a]	925	9,916
MaxLinear Inc. Class Aa	686	11,490
MKS Instruments Inc.	696	24,959
Monolithic Power Systems Inc.	448	27,964
NVE Corp.	60	3,443
Photronics Inc.[a]	885	9,363
Rudolph Technologies Inc.[a]	399	5,534
Synaptics Inc.[a,b]	445	31,840
Tessera Technologies Inc.	609	17,490

		272,949
SOFTWARE — 2.47%
Ebix Inc.	354	17,035
Ellie Mae Inc.[a]	375	31,350
Epiq Systems Inc.	274	4,047
Glu Mobile Inc.[a,b]	1,627	4,344
Manhattan Associates Inc.[a]	960	58,119
MicroStrategy Inc. Class Aa	123	22,056
Progress Software Corp.[a]	596	15,210
QAD Inc. Class A	125	2,451
Rovi Corp.[a]	1,081	19,047
VASCO Data Security International Inc.[a]	406	7,036

		180,695
SPECIALTY RETAIL — 4.44%
Aaron’s Inc.	859	22,514
Abercrombie & Fitch Co. Class A	908	24,271
America’s Car-Mart Inc./TXa,b	114	3,029
American Eagle Outfitters Inc.	255	3,649
Ascena Retail Group Inc.[a,b]	2,339	20,607
Barnes & Noble Education Inc.[a]	530	4,961
Barnes & Noble Inc.	807	9,482
Big 5 Sporting Goods Corp.	259	3,131
Buckle Inc. (The)[b]	364	10,534
Caleres Inc.	543	13,689
Cato Corp. (The) Class A	344	12,587
Children’s Place Inc. (The)	271	21,114
Citi Trends Inc.	199	3,574
Express Inc.[a]	1,008	18,325
Finish Line Inc. (The) Class A	585	11,554
Genesco Inc.[a,b]	311	21,515

Security	Shares	Value

Guess? Inc.	849	$15,579
Haverty Furniture Companies Inc.	244	4,555
Hibbett Sports Inc.[a,b]	302	10,902
Kirkland’s Inc.	214	3,514
Murphy USA Inc.[a]	568	32,615
Rent-A-Center Inc./TX	698	10,261
Select Comfort Corp.[a,b]	679	16,758
Shoe Carnival Inc.	204	5,228
Sportsman’s Warehouse Holdings Inc.[a]	420	4,780
Stage Stores Inc.	425	3,128
Stein Mart Inc.	404	2,925
TravelCenters of America LLC[a]	430	3,122
Winmark Corp.	29	2,761
Zumiez Inc.[a,b]	249	4,178

		324,842
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.56%
Lexmark International Inc. Class A	720	27,792
Super Micro Computer Inc.[a]	478	12,863

		40,655
TEXTILES, APPAREL & LUXURY GOODS — 1.65%
Columbia Sportswear Co.	355	20,792
G-III Apparel Group Ltd.[a]	538	24,344
Movado Group Inc.	219	6,178
Sequential Brands Group Inc.[a]	494	2,742
Skechers U.S.A. Inc. Class Aa	1,711	56,549
Unifi Inc.[a]	200	5,152
Vera Bradley Inc.[a,b]	275	4,824

		120,581
THRIFTS & MORTGAGE FINANCE — 2.15%
Bank Mutual Corp.	584	4,719
Beneficial Bancorp. Inc.[a]	1,082	15,029
BofI Holding Inc.[a,b]	707	14,402
Federal Agricultural Mortgage Corp. Class C	114	4,638
Flagstar Bancorp. Inc.[a,b]	305	7,219
HomeStreet Inc.[a,b]	289	6,228
LendingTree Inc.[a,b]	91	8,142
Meridian Bancorp. Inc.	290	4,240
Northfield Bancorp. Inc.	541	8,580
Northwest Bancshares Inc.	1,276	17,889
Oritani Financial Corp.	491	8,509
Provident Financial Services Inc.	776	15,504
TrustCo Bank Corp. NY	1,273	8,160

204

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI MULTIFACTOR USA SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

United Financial Bancorp. Inc.	618	$8,022
Walker & Dunlop Inc.[a]	360	7,938
Waterstone Financial Inc.	359	5,033
WSFS Financial Corp.	378	12,905

		157,157
TOBACCO — 0.21%
Universal Corp./VA	288	15,710

		15,710
TRADING COMPANIES & DISTRIBUTORS — 0.26%
Aircastle Ltd.	863	18,727

		18,727
WATER UTILITIES — 0.57%
American States Water Co.	486	20,261
Connecticut Water Service Inc.	149	7,006
Middlesex Water Co.	214	7,828
SJW Corp.	200	6,882

		41,977
WIRELESS TELECOMMUNICATION SERVICES — 0.34%
Boingo Wireless Inc.[a]	400	3,076
Shenandoah Telecommunications Co.	609	17,472
Spok Holdings Inc.	274	4,655

		25,203

TOTAL COMMON STOCKS (Cost: $7,145,346)		7,326,242

SHORT-TERM INVESTMENTS — 11.36%

MONEY MARKET FUNDS — 11.36%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	783,627	783,627
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	42,757	42,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	5,000	5,000

		831,384

TOTAL SHORT-TERM INVESTMENTS (Cost: $831,384)		831,384

Value

TOTAL INVESTMENTS IN SECURITIES — 111.45% (Cost: $7,976,730)	$8,157,626
Other Assets, Less Liabilities — (11.45)%	(838,079)

NET ASSETS — 100.00%	$7,319,547

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

205

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.89%

AEROSPACE & DEFENSE — 2.99%
Lockheed Martin Corp.	86,064	$19,999,552
Northrop Grumman Corp.	70,220	14,483,577
TransDigm Group Inc.[a]	11,851	2,700,488

		37,183,617
AUTO COMPONENTS — 0.38%
Goodyear Tire & Rubber Co. (The)	71,781	2,079,496
Lear Corp.	22,747	2,618,862

		4,698,358
BANKS — 0.24%
First Republic Bank/CA	43,054	3,027,557

		3,027,557
BEVERAGES — 1.72%
Brown-Forman Corp. Class B	35,213	3,391,716
Coca-Cola Enterprises Inc.	62,995	3,305,978
Constellation Brands Inc. Class A	51,340	8,012,120
Dr Pepper Snapple Group Inc.	73,586	6,689,703

		21,399,517
BIOTECHNOLOGY — 1.30%
Alkermes PLC[a]	44,003	1,749,119
BioMarin Pharmaceutical Inc.[a]	36,029	3,050,936
Incyte Corp.[a]	47,938	3,464,479
Regeneron Pharmaceuticals Inc.[a]	21,105	7,950,465

		16,214,999
BUILDING PRODUCTS — 0.29%
Masco Corp.	118,722	3,645,953

		3,645,953
CAPITAL MARKETS — 0.18%
SEI Investments Co.	47,317	2,275,001

		2,275,001
CHEMICALS — 0.19%
Celanese Corp. Series A	32,664	2,309,345

		2,309,345
COMMERCIAL SERVICES & SUPPLIES — 0.25%
Cintas Corp.	34,734	3,118,419

		3,118,419
COMMUNICATIONS EQUIPMENT — 0.47%
Juniper Networks Inc.	112,585	2,634,489
Palo Alto Networks Inc.[a]	21,176	3,194,823

		5,829,312

Security	Shares	Value

CONSTRUCTION MATERIALS — 0.61%
Martin Marietta Materials Inc.	13,811	$2,337,235
Vulcan Materials Co.	48,747	5,246,640

		7,583,875
CONTAINERS & PACKAGING — 0.40%
Avery Dennison Corp.	33,798	2,454,073
Sealed Air Corp.	51,986	2,462,057

		4,916,130
DIVERSIFIED FINANCIAL SERVICES — 0.20%
Nasdaq Inc.	40,677	2,510,178

		2,510,178
ELECTRICAL EQUIPMENT — 0.34%
Acuity Brands Inc.	17,415	4,247,344

		4,247,344
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.14%
CDW Corp./DE	46,086	1,774,311

		1,774,311
FOOD & STAPLES RETAILING — 3.71%
Costco Wholesale Corp.	131,567	19,489,020
Kroger Co. (The)	301,116	10,656,495
Walgreens Boots Alliance Inc.	202,624	16,064,031

		46,209,546
FOOD PRODUCTS — 5.07%
ConAgra Foods Inc.	116,327	5,183,531
General Mills Inc.	139,322	8,546,012
Hormel Foods Corp.	113,116	4,360,622
Kraft Heinz Co. (The)	208,800	16,301,016
McCormick & Co. Inc./MD	33,348	3,127,375
Mondelez International Inc. Class A	595,864	25,598,317

		63,116,873
GAS UTILITIES — 0.19%
AGL Resources Inc.	35,867	2,362,201

		2,362,201
HEALTH CARE EQUIPMENT & SUPPLIES — 1.44%
CR Bard Inc.	18,607	3,947,847
DENTSPLY SIRONA Inc.	79,616	4,745,114
Edwards Lifesciences Corp.[a]	60,570	6,433,140
Hologic Inc.[a]	83,984	2,821,022

		17,947,123

206

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 5.19%
Aetna Inc.	104,997	$11,788,013
Cigna Corp.	72,714	10,073,798
Henry Schein Inc.[a]	28,764	4,852,487
Humana Inc.	34,702	6,144,683
UnitedHealth Group Inc.	241,627	31,817,443

		64,676,424
HOTELS, RESTAURANTS & LEISURE — 8.47%
Carnival Corp.	146,523	7,186,953
McDonald’s Corp.	343,356	43,431,100
Norwegian Cruise Line Holdings Ltd.[a]	72,305	3,534,992
Royal Caribbean Cruises Ltd.	72,893	5,641,918
Starbucks Corp.	811,759	45,645,209

		105,440,172
HOUSEHOLD DURABLES — 0.75%
DR Horton Inc.	82,629	2,483,828
Mohawk Industries Inc.[a]	19,438	3,744,342
Newell Brands Inc.	67,982	3,095,900

		9,324,070
HOUSEHOLD PRODUCTS — 0.78%
Church & Dwight Co. Inc.	38,509	3,569,784
Clorox Co. (The)	49,410	6,187,615

		9,757,399
INDUSTRIAL CONGLOMERATES — 1.50%
Danaher Corp.	192,678	18,641,596

		18,641,596
INSURANCE — 4.76%
American International Group Inc.	331,939	18,528,835
Arch Capital Group Ltd.[a]	65,925	4,647,053
Assurant Inc.	26,290	2,223,345
Axis Capital Holdings Ltd.	21,144	1,126,341
Cincinnati Financial Corp.	58,931	3,890,035
Hartford Financial Services Group Inc. (The)	106,758	4,737,920
Markel Corp.[a]	5,287	4,753,595
Progressive Corp. (The)	249,933	8,147,816
Travelers Companies Inc. (The)	87,427	9,608,227
WR Berkley Corp.	28,218	1,580,208

		59,243,375
INTERNET & CATALOG RETAIL — 6.46%
Amazon.com Inc.[a]	97,008	63,985,507
Expedia Inc.	48,624	5,629,200

Security	Shares	Value

Netflix Inc.[a]	120,897	$10,884,357

		80,499,064
INTERNET SOFTWARE & SERVICES — 11.63%
Alphabet Inc. Class Aa	42,460	30,056,585
Alphabet Inc. Class Ca	43,594	30,211,078
eBay Inc.[a]	309,341	7,557,201
Facebook Inc. Class Aa	628,389	73,885,978
VeriSign Inc.[a]	35,940	3,105,216

		144,816,058
IT SERVICES — 9.62%
Accenture PLC Class A	216,467	24,443,454
Cognizant Technology Solutions Corp. Class Aa	194,851	11,373,453
Fidelity National Information Services Inc.	98,599	6,487,814
Fiserv Inc.[a]	105,275	10,287,473
Global Payments Inc.	84,758	6,117,832
Sabre Corp.	82,867	2,399,000
Total System Services Inc.	91,136	4,660,695
Vantiv Inc. Class Aa	73,004	3,981,638
Visa Inc. Class A	648,584	50,096,628

		119,847,987
LEISURE PRODUCTS — 0.22%
Hasbro Inc.	32,215	2,726,678

		2,726,678
MACHINERY — 0.23%
Snap-on Inc.	18,067	2,877,712

		2,877,712
MEDIA — 1.86%
Cablevision Systems Corp. Class A	100,286	3,348,549
Time Warner Cable Inc.	93,488	19,829,740

		23,178,289
MULTILINE RETAIL — 0.82%
Target Corp.	129,175	10,269,412

		10,269,412
OIL, GAS & CONSUMABLE FUELS — 0.25%
Tesoro Corp.	38,736	3,086,872

		3,086,872
PHARMACEUTICALS — 3.44%
Allergan PLC[a]	97,115	21,031,224
Eli Lilly & Co.	288,260	21,772,278

		42,803,502

207

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA MOMENTUM FACTOR ETF

April 30, 2016

Security	Shares	Value

PROFESSIONAL SERVICES — 0.56%
Equifax Inc.	44,660	$5,370,365
ManpowerGroup Inc.	20,000	1,540,600

		6,910,965
REAL ESTATE INVESTMENT TRUSTS (REITS) — 2.17%
Equinix Inc.	21,791	7,198,657
Extra Space Storage Inc.	44,574	3,786,561
Public Storage	57,442	14,062,376
UDR Inc.	57,671	2,013,871

		27,061,465
ROAD & RAIL — 0.09%
AMERCO	3,140	1,105,280

		1,105,280
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.83%
Maxim Integrated Products Inc.	100,994	3,607,506
NVIDIA Corp.	190,751	6,777,383

		10,384,889
SOFTWARE — 3.30%
Activision Blizzard Inc.	268,386	9,251,265
Adobe Systems Inc.[a]	147,870	13,932,311
CDK Global Inc.	38,264	1,820,219
Citrix Systems Inc.[a]	45,292	3,706,697
Electronic Arts Inc.[a]	116,691	7,217,338
Red Hat Inc.[a]	43,026	3,156,818
Synopsys Inc.[a]	43,449	2,064,697

		41,149,345
SPECIALTY RETAIL — 7.63%
Advance Auto Parts Inc.	30,468	4,756,055
AutoZone Inc.[a]	13,153	10,065,070
Foot Locker Inc.	36,146	2,220,810
Home Depot Inc. (The)	445,941	59,707,041
O’Reilly Automotive Inc.[a]	48,057	12,623,613
Signet Jewelers Ltd.	19,745	2,143,517
Ulta Salon Cosmetics & Fragrance Inc.[a]	16,544	3,445,784

		94,961,890
TEXTILES, APPAREL & LUXURY GOODS — 3.38%
NIKE Inc. Class B	637,214	37,557,393
Under Armour Inc.[a]	54,107	2,207,566
Under Armour Inc. Class Aa,b	54,107	2,377,461

		42,142,420

Security	Shares	Value

TOBACCO — 5.61%
Altria Group Inc.	745,028	$46,720,706
Reynolds American Inc.	465,434	23,085,526

		69,806,232
WIRELESS TELECOMMUNICATION SERVICES — 0.23%
T-Mobile U.S. Inc.[a]	71,657	2,814,687

		2,814,687

TOTAL COMMON STOCKS (Cost: $1,195,774,038)		1,243,895,442

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	2,120,933	2,120,933
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	115,723	115,723
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	869,734	869,734

		3,106,390

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,106,390)		3,106,390

TOTAL INVESTMENTS IN SECURITIES — 100.14% (Cost: $1,198,880,428)		1,247,001,832
Other Assets, Less Liabilities — (0.14)%		(1,772,603)

NET ASSETS — 100.00%		$1,245,229,229

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

208

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 5.04%
Boeing Co. (The)	455,942	$61,460,982
Lockheed Martin Corp.	167,938	39,025,432
Northrop Grumman Corp.	78,066	16,101,893
Rockwell Collins Inc.	56,258	4,961,393

		121,549,700
AIR FREIGHT & LOGISTICS — 0.40%
CH Robinson Worldwide Inc.	74,793	5,308,059
Expeditors International of Washington Inc.	88,633	4,397,083

		9,705,142
AUTO COMPONENTS — 0.43%
Delphi Automotive PLC	140,086	10,314,532

		10,314,532
BANKS — 0.15%
Signature Bank/New York NYa	26,807	3,694,809

		3,694,809
BEVERAGES — 5.49%
Brown-Forman Corp. Class B	110,206	10,615,042
Coca-Cola Enterprises Inc.	154,352	8,100,393
Dr Pepper Snapple Group Inc.	123,239	11,203,657
PepsiCo Inc.	996,983	102,649,370

		132,568,462
BIOTECHNOLOGY — 6.43%
Baxalta Inc.	396,794	16,645,508
Biogen Inc.[a]	111,700	30,716,383
Celgene Corp.[a]	344,030	35,576,142
Gilead Sciences Inc.	819,398	72,279,098

		155,217,131
CAPITAL MARKETS — 4.61%
Affiliated Managers Group Inc.[a]	32,030	5,455,350
Ameriprise Financial Inc.	92,410	8,862,119
BlackRock Inc.[b]	75,308	26,834,500
Charles Schwab Corp. (The)	695,869	19,769,638
Eaton Vance Corp. NVS	94,154	3,251,138
Franklin Resources Inc.	276,068	10,308,379
Invesco Ltd.	214,994	6,666,964
Raymond James Financial Inc.	74,120	3,866,840
SEI Investments Co.	112,916	5,429,001
T Rowe Price Group Inc.	206,791	15,569,294
TD Ameritrade Holding Corp.	177,937	5,307,861

		111,321,084

Security	Shares	Value

CHEMICALS — 2.75%
EI du Pont de Nemours & Co.	280,099	$18,461,325
International Flavors & Fragrances Inc.	30,067	3,592,105
LyondellBasell Industries NV Class A	217,006	17,939,886
Monsanto Co.	155,074	14,527,332
Sherwin-Williams Co. (The)	38,226	10,982,712
Westlake Chemical Corp.	17,030	854,736

		66,358,096
COMMUNICATIONS EQUIPMENT — 0.12%
F5 Networks Inc.[a]	27,277	2,857,266

		2,857,266
DIVERSIFIED CONSUMER SERVICES — 0.08%
H&R Block Inc.	92,361	1,869,387

		1,869,387
DIVERSIFIED FINANCIAL SERVICES — 3.82%
Berkshire Hathaway Inc. Class Ba	606,730	88,267,081
Nasdaq Inc.	62,778	3,874,030

		92,141,111
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.76%
AT&T Inc.	1,717,116	66,658,443

		66,658,443
ELECTRIC UTILITIES — 1.12%
OGE Energy Corp.	402,385	11,906,572
Pinnacle West Capital Corp.	208,888	15,175,713

		27,082,285
ELECTRICAL EQUIPMENT — 1.05%
Emerson Electric Co.	320,767	17,523,501
Rockwell Automation Inc.	68,358	7,756,583

		25,280,084
ENERGY EQUIPMENT & SERVICES — 1.94%
FMC Technologies Inc.[a]	76,922	2,345,352
Halliburton Co.	246,677	10,190,227
Helmerich & Payne Inc.	33,102	2,188,704
National Oilwell Varco Inc.[c]	105,949	3,818,402
Oceaneering International Inc.	33,384	1,223,524
Schlumberger Ltd.	336,701	27,050,558

		46,816,767
FOOD & STAPLES RETAILING — 1.62%
Costco Wholesale Corp.	264,127	39,125,133

		39,125,133

209

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

FOOD PRODUCTS — 1.77%
Campbell Soup Co.	114,656	$7,075,422
Hershey Co. (The)	160,800	14,972,088
Hormel Foods Corp.	190,602	7,347,707
Mead Johnson Nutrition Co.	152,004	13,247,148

		42,642,365
HEALTH CARE EQUIPMENT & SUPPLIES — 0.98%
Edwards Lifesciences Corp.[a]	85,139	9,042,613
ResMed Inc.	61,051	3,406,646
St. Jude Medical Inc.	101,666	7,746,949
Varian Medical Systems Inc.[a]	42,939	3,485,788

		23,681,996
HEALTH CARE PROVIDERS & SERVICES — 0.21%
Henry Schein Inc.[a]	30,477	5,141,470

		5,141,470
HEALTH CARE TECHNOLOGY — 0.25%
Cerner Corp.[a]	107,745	6,048,804

		6,048,804
HOTELS, RESTAURANTS & LEISURE — 4.39%
Chipotle Mexican Grill Inc.[a]	11,906	5,012,069
McDonald’s Corp.	346,545	43,834,477
Starbucks Corp.	762,766	42,890,332
Yum! Brands Inc.	177,731	14,140,278

		105,877,156
INDUSTRIAL CONGLOMERATES — 2.47%
3M Co.	355,743	59,544,263

		59,544,263
INSURANCE — 6.29%
Aflac Inc.	260,185	17,944,959
Aon PLC	163,899	17,229,063
Arch Capital Group Ltd.[a]	77,240	5,444,648
Assurant Inc.	35,496	3,001,897
Axis Capital Holdings Ltd.	50,862	2,709,419
Chubb Ltd.	257,962	30,403,401
Lincoln National Corp.	135,558	5,889,995
Marsh & McLennan Companies Inc.	354,982	22,417,113
Principal Financial Group Inc.	176,971	7,553,122
Progressive Corp. (The)	385,951	12,582,003
Torchmark Corp.	76,702	4,440,279
Travelers Companies Inc. (The)	173,263	19,041,604
WR Berkley Corp.	53,361	2,988,216

		151,645,719

Security	Shares	Value

INTERNET & CATALOG RETAIL — 0.96%
Priceline Group Inc. (The)[a]	17,206	$23,119,014

		23,119,014
IT SERVICES — 7.65%
Accenture PLC Class A	376,482	42,512,347
Automatic Data Processing Inc.	191,055	16,896,904
MasterCard Inc. Class A	613,484	59,501,813
Paychex Inc.	164,272	8,561,857
Teradata Corp.[a]	47,170	1,193,401
Visa Inc. Class A	682,424	52,710,430
Western Union Co. (The)	164,351	3,287,020

		184,663,772
LEISURE PRODUCTS — 0.14%
Polaris Industries Inc.	35,474	3,472,195

		3,472,195
LIFE SCIENCES TOOLS & SERVICES — 0.45%
Mettler-Toledo International Inc.[a]	19,440	6,958,548
Waters Corp.[a]	30,314	3,945,670

		10,904,218
MULTI-UTILITIES — 2.18%
Public Service Enterprise Group Inc.	1,139,510	52,565,596

		52,565,596
OIL, GAS & CONSUMABLE FUELS — 5.18%
Exxon Mobil Corp.	1,094,535	96,756,894
Marathon Petroleum Corp.	190,901	7,460,411
Phillips 66	147,022	12,071,976
Valero Energy Corp.	149,124	8,778,930

		125,068,211
PERSONAL PRODUCTS — 0.70%
Estee Lauder Companies Inc. (The) Class A	176,638	16,934,285

		16,934,285
PHARMACEUTICALS — 6.34%
Eli Lilly & Co.	370,546	27,987,340
Johnson & Johnson	1,114,079	124,865,974

		152,853,314
PROFESSIONAL SERVICES — 0.12%
Robert Half International Inc.	73,807	2,827,546

		2,827,546

210

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA QUALITY FACTOR ETF

April 30, 2016

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS (REITS) — 1.11%
Public Storage	109,237	$26,742,310

		26,742,310
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.35%
CBRE Group Inc. Class Aa	165,273	4,897,039
Jones Lang LaSalle Inc.	31,662	3,646,513

		8,543,552
ROAD & RAIL — 0.14%
JB Hunt Transport Services Inc.	41,242	3,418,137

		3,418,137
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.16%
Intel Corp.	1,502,656	45,500,424
Linear Technology Corp.	104,048	4,628,055
QUALCOMM Inc.	495,002	25,007,501
Skyworks Solutions Inc.	69,991	4,676,799
Texas Instruments Inc.	360,683	20,573,358

		100,386,137
SOFTWARE — 4.29%
Intuit Inc.	86,572	8,734,249
Microsoft Corp.	1,898,437	94,675,053

		103,409,302
SPECIALTY RETAIL — 6.03%
Bed Bath & Beyond Inc.[a]	67,365	3,180,975
Gap Inc. (The)	110,403	2,559,142
Home Depot Inc. (The)	578,072	77,398,060
O’Reilly Automotive Inc.[a]	45,203	11,873,924
Ross Stores Inc.	205,916	11,691,910
TJX Companies Inc. (The)	379,186	28,749,883
Tractor Supply Co.	57,111	5,406,127
Ulta Salon Cosmetics & Fragrance Inc.[a]	21,675	4,514,469

		145,374,490
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 3.32%
Apple Inc.	853,213	79,980,187

		79,980,187
TEXTILES, APPAREL & LUXURY GOODS — 1.99%
lululemon athletica Inc.[a]	39,853	2,612,364
Michael Kors Holdings Ltd.[a]	88,303	4,561,733
NIKE Inc. Class B	546,650	32,219,551
VF Corp.	137,324	8,658,278

		48,051,926

Security	Shares	Value

TRADING COMPANIES & DISTRIBUTORS — 0.57%
Fastenal Co.	150,775	$7,054,762
WW Grainger Inc.[c]	28,036	6,575,003

		13,629,765

TOTAL COMMON STOCKS
(Cost: $2,324,072,215)		2,409,085,162

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	5,741,814	5,741,814
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	313,288	313,288
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	1,580,403	1,580,403

		7,635,505

TOTAL SHORT-TERM INVESTMENTS (Cost: $7,635,505)		7,635,505

TOTAL INVESTMENTS IN SECURITIES — 100.17% (Cost: $2,331,707,720)		2,416,720,667
Other Assets, Less Liabilities — (0.17)%		(4,070,509)

NET ASSETS — 100.00%		$2,412,650,158

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

211

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.88%

AEROSPACE & DEFENSE — 2.35%
B/E Aerospace Inc.	4,981	$242,226
Boeing Co. (The)	2,264	305,187
General Dynamics Corp.	2,966	416,782
Honeywell International Inc.	4,737	541,297
L-3 Communications Holdings Inc.	3,023	397,615
Lockheed Martin Corp.	2,315	537,960
Northrop Grumman Corp.	2,293	472,954
Raytheon Co.	3,140	396,739
Rockwell Collins Inc.	5,407	476,844
Textron Inc.	4,547	175,878
TransDigm Group Inc.[a]	1,844	420,192
United Technologies Corp.	4,475	467,056

		4,850,730
AIR FREIGHT & LOGISTICS — 0.84%
CH Robinson Worldwide Inc.	4,980	353,430
Expeditors International of Washington Inc.	7,501	372,125
FedEx Corp.	2,179	359,775
United Parcel Service Inc. Class B	6,133	644,394

		1,729,724
AIRLINES — 0.22%
American Airlines Group Inc.	1,994	69,172
Delta Air Lines Inc.	2,696	112,342
Southwest Airlines Co.	4,302	191,912
United Continental Holdings Inc.[a]	1,664	76,228

		449,654
AUTO COMPONENTS — 0.67%
Autoliv Inc.	2,667	326,628
BorgWarner Inc.	6,128	220,118
Delphi Automotive PLC	3,188	234,732
Goodyear Tire & Rubber Co. (The)	4,306	124,745
Johnson Controls Inc.	5,433	224,926
Lear Corp.	2,140	246,378

		1,377,527
AUTOMOBILES — 0.36%
Ford Motor Co.	18,077	245,124
General Motors Co.	5,801	184,472
Harley-Davidson Inc.	5,099	243,885
Tesla Motors Inc.[a,b]	262	63,079

		736,560

Security	Shares	Value

BANKS — 3.57%
Bank of America Corp.	13,814	$201,132
BB&T Corp.	22,292	788,691
CIT Group Inc.	7,831	270,718
Citigroup Inc.	4,995	231,169
Citizens Financial Group Inc.	10,677	243,969
Comerica Inc.	5,861	260,228
Fifth Third Bancorp.	18,046	330,422
First Republic Bank/CA	4,982	350,334
Huntington Bancshares Inc./OH	37,619	378,447
JPMorgan Chase & Co.	6,026	380,843
KeyCorp	23,320	286,603
M&T Bank Corp.	4,582	542,142
People’s United Financial Inc.	40,050	620,775
PNC Financial Services Group Inc. (The)[c]	5,429	476,558
Regions Financial Corp.	26,060	244,443
Signature Bank/New York NYa	1,887	260,085
SunTrust Banks Inc.	7,750	323,485
U.S. Bancorp.	13,168	562,142
Wells Fargo & Co.	12,326	616,054

		7,368,240
BEVERAGES — 1.69%
Brown-Forman Corp. Class B	4,593	442,398
Coca-Cola Co. (The)	14,031	628,589
Coca-Cola Enterprises Inc.	8,269	433,957
Constellation Brands Inc. Class A	1,054	164,487
Dr Pepper Snapple Group Inc.	5,886	535,096
Molson Coors Brewing Co. Class B	3,123	298,653
Monster Beverage Corp.[a]	712	102,685
PepsiCo Inc.	8,565	881,852

		3,487,717
BIOTECHNOLOGY — 0.71%
AbbVie Inc.	1,410	86,010
Alexion Pharmaceuticals Inc.[a]	672	93,596
Alkermes PLC[a]	1,319	52,430
Alnylam Pharmaceuticals Inc.[a]	428	28,693
Amgen Inc.	1,516	239,983
Baxalta Inc.	3,174	133,149
Biogen Inc.[a]	398	109,446
BioMarin Pharmaceutical Inc.[a]	1,075	91,031
Celgene Corp.[a]	1,359	140,534
Gilead Sciences Inc.	1,691	149,163
Incyte Corp.[a]	472	34,112

212

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Ionis Pharmaceuticals Inc.[a,b]	694	$28,433
Medivation Inc.[a]	2,046	118,259
Regeneron Pharmaceuticals Inc.[a]	182	68,561
United Therapeutics Corp.[a]	692	72,799
Vertex Pharmaceuticals Inc.[a]	350	29,519

		1,475,718
BUILDING PRODUCTS — 0.21%
Fortune Brands Home & Security Inc.	4,161	230,561
Masco Corp.	6,405	196,698

		427,259
CAPITAL MARKETS — 2.37%
Affiliated Managers Group Inc.[a]	1,541	262,463
Ameriprise Financial Inc.	2,725	261,327
Bank of New York Mellon Corp. (The)	9,387	377,733
BlackRock Inc.[c]	884	314,996
Charles Schwab Corp. (The)	6,122	173,926
E*TRADE Financial Corp.[a]	5,071	127,688
Eaton Vance Corp. NVS	5,787	199,825
Franklin Resources Inc.	7,843	292,857
Goldman Sachs Group Inc. (The)	1,779	291,952
Invesco Ltd.	9,201	285,323
Legg Mason Inc.	6,256	200,880
Morgan Stanley	6,507	176,079
Northern Trust Corp.	5,548	394,352
Raymond James Financial Inc.	5,383	280,831
SEI Investments Co.	7,246	348,388
State Street Corp.	4,356	271,379
T Rowe Price Group Inc.	5,896	443,910
TD Ameritrade Holding Corp.	6,325	188,675

		4,892,584
CHEMICALS — 3.31%
Air Products & Chemicals Inc.	2,579	376,250
Airgas Inc.	3,445	490,706
Albemarle Corp.	3,861	255,444
Ashland Inc.	3,105	346,518
Axalta Coating Systems Ltd.[a]	5,395	153,596
Celanese Corp. Series A	3,117	220,372
CF Industries Holdings Inc.	3,609	119,350
Dow Chemical Co. (The)	4,844	254,843
Eastman Chemical Co.	3,347	255,644
Ecolab Inc.	4,774	548,914
EI du Pont de Nemours & Co.	4,749	313,006

Security	Shares	Value

FMC Corp.	6,779	$293,259
International Flavors & Fragrances Inc.	4,797	573,097
LyondellBasell Industries NV Class A	1,855	153,353
Monsanto Co.	4,523	423,715
Mosaic Co. (The)	5,901	165,169
PPG Industries Inc.	3,535	390,229
Praxair Inc.	6,308	740,938
Sherwin-Williams Co. (The)	1,412	405,682
Westlake Chemical Corp.	2,539	127,432
WR Grace & Co.[a]	3,017	231,343

		6,838,860
COMMERCIAL SERVICES & SUPPLIES — 1.85%
ADT Corp. (The)	4,566	191,681
Cintas Corp.	6,793	609,876
Republic Services Inc.	16,934	797,083
Stericycle Inc.[a]	4,038	385,871
Tyco International PLC	13,118	505,305
Waste Connections Inc.	8,668	583,183
Waste Management Inc.	12,645	743,400

		3,816,399
COMMUNICATIONS EQUIPMENT — 0.72%
Cisco Systems Inc.	10,479	288,068
F5 Networks Inc.[a]	1,444	151,259
Harris Corp.	4,306	344,523
Juniper Networks Inc.	5,629	131,719
Motorola Solutions Inc.	6,160	463,170
Palo Alto Networks Inc.[a]	716	108,023

		1,486,762
CONSTRUCTION & ENGINEERING — 0.38%
Chicago Bridge & Iron Co. NV	3,877	156,049
Fluor Corp.	4,364	238,536
Jacobs Engineering Group Inc.[a]	5,281	235,427
Quanta Services Inc.[a]	6,233	147,847

		777,859
CONSTRUCTION MATERIALS — 0.22%
Martin Marietta Materials Inc.	1,079	182,599
Vulcan Materials Co.	2,433	261,864

		444,463
CONSUMER FINANCE — 0.85%
Ally Financial Inc.[a,b]	14,279	254,309
American Express Co.	5,193	339,778

213

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Capital One Financial Corp.	4,098	$296,654
Discover Financial Services	6,302	354,614
Navient Corp.	16,891	230,900
Synchrony Financial[a]	8,855	270,697

		1,746,952
CONTAINERS & PACKAGING — 1.07%
Avery Dennison Corp.	5,722	415,474
Ball Corp.	5,840	416,859
Crown Holdings Inc.[a]	7,123	377,234
International Paper Co.	8,784	380,084
Packaging Corp. of America	3,846	249,529
Sealed Air Corp.	4,434	209,994
WestRock Co.	3,882	162,462

		2,211,636
DISTRIBUTORS — 0.35%
Genuine Parts Co.	5,208	499,812
LKQ Corp.[a]	6,795	217,779

		717,591
DIVERSIFIED CONSUMER SERVICES — 0.06%
H&R Block Inc.	6,453	130,609

		130,609
DIVERSIFIED FINANCIAL SERVICES — 1.52%
Berkshire Hathaway Inc. Class Ba	5,960	867,061
CME Group Inc./IL	3,432	315,435
Intercontinental Exchange Inc.	1,284	308,198
Leucadia National Corp.	17,203	286,946
Moody’s Corp.	2,013	192,684
MSCI Inc.	5,071	385,092
Nasdaq Inc.	5,739	354,154
S&P Global Inc.	2,114	225,881
Voya Financial Inc.	6,346	206,055

		3,141,506
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.11%
AT&T Inc.	18,894	733,465
CenturyLink Inc.	8,060	249,457
Frontier Communications Corp.	28,266	157,159
Level 3 Communications Inc.[a]	2,869	149,934
SBA Communications Corp. Class Aa	3,561	366,926
Verizon Communications Inc.	12,527	638,125

		2,295,066
ELECTRIC UTILITIES — 4.16%
Alliant Energy Corp.	9,371	660,843

Security	Shares	Value

American Electric Power Co. Inc.	9,204	$584,454
Duke Energy Corp.	9,396	740,217
Edison International	7,845	554,720
Entergy Corp.	6,759	508,142
Eversource Energy	10,315	582,178
Exelon Corp.	11,897	417,466
FirstEnergy Corp.	10,310	336,003
NextEra Energy Inc.	5,665	666,091
OGE Energy Corp.	15,275	451,987
PG&E Corp.	8,759	509,774
Pinnacle West Capital Corp.	7,466	542,405
PPL Corp.	14,649	551,388
Southern Co. (The)	15,564	779,756
Xcel Energy Inc.	17,595	704,328

		8,589,752
ELECTRICAL EQUIPMENT — 0.89%
Acuity Brands Inc.	804	196,088
AMETEK Inc.	6,926	333,071
Eaton Corp. PLC	4,290	271,428
Emerson Electric Co.	7,899	431,522
Rockwell Automation Inc.	2,884	327,248
Sensata Technologies Holding NVa	7,177	270,358

		1,829,715
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.06%
Amphenol Corp. Class A	7,288	406,889
Arrow Electronics Inc.[a]	4,035	250,573
Avnet Inc.	5,629	231,464
CDW Corp./DE	2,933	112,921
Corning Inc.	12,505	233,468
Flextronics International Ltd.[a]	21,387	259,852
FLIR Systems Inc.	7,237	218,630
TE Connectivity Ltd.	5,622	334,397
Trimble Navigation Ltd.[a]	5,979	143,197

		2,191,391
ENERGY EQUIPMENT & SERVICES — 0.75%
Baker Hughes Inc.	3,644	176,224
Core Laboratories NV	1,101	147,160
FMC Technologies Inc.[a]	4,266	130,070
Halliburton Co.	4,312	178,129
Helmerich & Payne Inc.	2,003	132,438
National Oilwell Varco Inc.	5,875	211,735
Oceaneering International Inc.	3,890	142,569
Schlumberger Ltd.	4,622	371,331

214

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Weatherford International PLC[a]	7,656	$62,243

		1,551,899
FOOD & STAPLES RETAILING — 1.56%
Costco Wholesale Corp.	4,124	610,888
CVS Health Corp.	6,181	621,191
Kroger Co. (The)	10,490	371,241
Rite Aid Corp.[a]	6,899	55,537
Sysco Corp.	13,661	629,362
Wal-Mart Stores Inc.	8,560	572,407
Walgreens Boots Alliance Inc.	2,648	209,933
Whole Foods Market Inc.	5,157	149,966

		3,220,525
FOOD PRODUCTS — 3.47%
Archer-Daniels-Midland Co.	7,625	304,542
Bunge Ltd.	5,957	372,312
Campbell Soup Co.	9,094	561,191
ConAgra Foods Inc.	9,598	427,687
General Mills Inc.	13,377	820,545
Hershey Co. (The)	6,661	620,206
Hormel Foods Corp.	14,384	554,503
JM Smucker Co. (The)	4,758	604,171
Kellogg Co.	11,839	909,354
Kraft Heinz Co. (The)	2,070	161,605
McCormick & Co. Inc./MD	6,136	575,434
Mead Johnson Nutrition Co.	3,917	341,367
Mondelez International Inc. Class A	9,515	408,764
Tyson Foods Inc. Class A	4,497	295,993
WhiteWave Foods Co. (The)[a]	4,952	199,120

		7,156,794
GAS UTILITIES — 0.41%
AGL Resources Inc.	4,704	309,805
Atmos Energy Corp.	7,501	544,198

		854,003
HEALTH CARE EQUIPMENT & SUPPLIES — 3.17%
Abbott Laboratories	9,301	361,809
Baxter International Inc.	11,690	516,932
Becton Dickinson and Co.	3,796	612,143
Boston Scientific Corp.[a]	10,518	230,555
Cooper Companies Inc. (The)	2,362	361,575
CR Bard Inc.	2,204	467,623
DENTSPLY SIRONA Inc.	15,027	895,609
Edwards Lifesciences Corp.[a]	1,817	192,984
Hologic Inc.[a]	6,350	213,296

Security	Shares	Value

Intuitive Surgical Inc.[a]	269	$168,491
Medtronic PLC	5,798	458,912
ResMed Inc.	3,805	212,319
St. Jude Medical Inc.	4,352	331,622
Stryker Corp.	5,211	568,051
Varian Medical Systems Inc.[a]	6,307	512,002
Zimmer Biomet Holdings Inc.	3,808	440,852

		6,544,775
HEALTH CARE PROVIDERS & SERVICES — 3.45%
Aetna Inc.	2,800	314,356
AmerisourceBergen Corp.	4,830	411,033
Anthem Inc.	2,737	385,287
Cardinal Health Inc.	4,550	356,993
Centene Corp.[a]	5,354	331,734
Cigna Corp.	2,186	302,848
DaVita HealthCare Partners Inc.[a]	5,673	419,235
Envision Healthcare Holdings Inc.[a]	3,181	71,986
Express Scripts Holding Co.[a]	5,318	392,096
HCA Holdings Inc.[a]	2,947	237,587
Henry Schein Inc.[a]	4,540	765,898
Humana Inc.	1,066	188,757
Laboratory Corp. of America Holdings[a]	3,784	474,211
McKesson Corp.	2,101	352,590
MEDNAX Inc.[a]	5,876	418,900
Patterson Companies Inc.	13,569	588,216
Quest Diagnostics Inc.	5,447	409,451
UnitedHealth Group Inc.	3,339	439,680
Universal Health Services Inc. Class B	1,957	261,612

		7,122,470
HEALTH CARE TECHNOLOGY — 0.17%
Cerner Corp.[a]	4,706	264,195
IMS Health Holdings Inc.[a]	3,066	81,678

		345,873
HOTELS, RESTAURANTS & LEISURE — 2.10%
Aramark	4,455	149,287
Carnival Corp.	5,712	280,174
Chipotle Mexican Grill Inc.[a,b]	406	170,914
Darden Restaurants Inc.	6,118	380,845
Hilton Worldwide Holdings Inc.	6,198	136,666
Las Vegas Sands Corp.	3,507	158,341
Marriott International Inc./MD Class A	4,732	331,666

215

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

McDonald’s Corp.	7,240	$915,788
MGM Resorts International[a]	5,567	118,577
Norwegian Cruise Line Holdings Ltd.[a]	2,609	127,554
Royal Caribbean Cruises Ltd.	1,899	146,983
Starbucks Corp.	6,866	386,075
Starwood Hotels & Resorts Worldwide Inc.	3,421	280,111
Wyndham Worldwide Corp.	4,235	300,473
Wynn Resorts Ltd.	1,753	154,790
Yum! Brands Inc.	3,779	300,657

		4,338,901
HOUSEHOLD DURABLES — 1.29%
DR Horton Inc.	4,059	122,014
Garmin Ltd.	6,234	265,755
Harman International Industries Inc.	1,060	81,366
Leggett & Platt Inc.	10,100	497,829
Lennar Corp. Class A	3,621	164,067
Mohawk Industries Inc.[a]	1,401	269,875
Newell Brands Inc.	16,791	764,662
PulteGroup Inc.	7,126	131,047
Toll Brothers Inc.[a]	5,822	158,941
Whirlpool Corp.	1,208	210,361

		2,665,917
HOUSEHOLD PRODUCTS — 2.03%
Church & Dwight Co. Inc.	10,409	964,914
Clorox Co. (The)	7,053	883,247
Colgate-Palmolive Co.	13,166	933,733
Kimberly-Clark Corp.	5,050	632,210
Procter & Gamble Co. (The)	9,661	774,039

		4,188,143
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.35%
AES Corp./VA	24,240	270,518
Calpine Corp.[a]	16,883	266,414
NRG Energy Inc.	12,629	190,698

		727,630
INDUSTRIAL CONGLOMERATES — 1.07%
3M Co.	4,005	670,357
Danaher Corp.	6,803	658,190
General Electric Co.	12,712	390,894
Roper Technologies Inc.	2,829	498,159

		2,217,600

Security	Shares	Value

INSURANCE — 8.41%
Aflac Inc.	7,941	$547,691
Alleghany Corp.[a]	1,350	703,728
Allstate Corp. (The)	10,576	687,969
American International Group Inc.	6,171	344,465
Aon PLC	4,626	486,285
Arch Capital Group Ltd.[a]	13,221	931,948
Arthur J Gallagher & Co.	16,619	765,139
Assurant Inc.	4,952	418,791
Axis Capital Holdings Ltd.	11,973	637,802
Chubb Ltd.	8,177	963,741
Cincinnati Financial Corp.	12,255	808,953
Everest Re Group Ltd.	4,255	786,749
FNF Group	9,649	307,803
Hartford Financial Services Group Inc. (The)	7,168	318,116
Lincoln National Corp.	3,643	158,288
Loews Corp.	18,622	738,921
Markel Corp.[a]	714	641,964
Marsh & McLennan Companies Inc.	12,253	773,777
MetLife Inc.	5,042	227,394
Principal Financial Group Inc.	6,756	288,346
Progressive Corp. (The)	19,441	633,777
Prudential Financial Inc.	2,906	225,622
RenaissanceRe Holdings Ltd.	7,749	859,442
Torchmark Corp.	12,914	747,591
Travelers Companies Inc. (The)	6,769	743,913
Unum Group	8,834	302,211
Willis Towers Watson PLC	7,930	990,457
WR Berkley Corp.	14,210	795,760
XL Group PLC	16,416	537,296

		17,373,939
INTERNET & CATALOG RETAIL — 0.47%
Amazon.com Inc.[a]	238	156,982
Expedia Inc.	1,564	181,064
Liberty Interactive Corp. QVC Group Series Aa	13,217	346,285
Netflix Inc.[a]	284	25,569
Priceline Group Inc. (The)[a]	154	206,924
TripAdvisor Inc.[a]	917	59,229

		976,053
INTERNET SOFTWARE & SERVICES — 0.68%
Akamai Technologies Inc.[a]	2,007	102,337

216

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Alphabet Inc. Class Aa	268	$189,712
Alphabet Inc. Class Ca	178	123,356
eBay Inc.[a]	8,226	200,961
Facebook Inc. Class Aa	1,014	119,226
LinkedIn Corp. Class Aa	346	43,357
Twitter Inc.[a]	5,063	74,021
VeriSign Inc.[a,b]	2,861	247,190
Yahoo! Inc.[a]	5,057	185,086
Zillow Group Inc. Class Ca,b	5,187	124,696

		1,409,942
IT SERVICES — 3.35%
Accenture PLC Class A	3,781	426,950
Alliance Data Systems Corp.[a]	1,118	227,301
Automatic Data Processing Inc.	7,134	630,931
Cognizant Technology Solutions Corp. Class Aa	3,593	209,723
Fidelity National Information Services Inc.	7,300	480,340
Fiserv Inc.[a]	5,293	517,232
FleetCor Technologies Inc.[a]	1,342	207,581
Gartner Inc.[a]	3,834	334,210
Global Payments Inc.	7,475	539,545
International Business Machines Corp.	3,012	439,571
MasterCard Inc. Class A	3,597	348,873
Paychex Inc.	10,914	568,838
PayPal Holdings Inc.[a]	3,624	141,988
Sabre Corp.	5,256	152,161
Teradata Corp.[a]	4,362	110,359
Total System Services Inc.	8,212	419,962
Vantiv Inc. Class Aa	5,691	310,387
Visa Inc. Class A	4,632	357,776
Western Union Co. (The)[b]	14,301	286,020
Xerox Corp.	21,763	208,925

		6,918,673
LEISURE PRODUCTS — 0.41%
Hasbro Inc.	4,071	344,570
Mattel Inc.	8,514	264,700
Polaris Industries Inc.	2,459	240,687

		849,957
LIFE SCIENCES TOOLS & SERVICES — 0.94%
Agilent Technologies Inc.	8,309	340,004
Illumina Inc.[a]	718	96,923
Mettler-Toledo International Inc.[a]	1,185	424,171

Security	Shares	Value

Quintiles Transnational Holdings Inc.[a]	1,259	$86,959
Thermo Fisher Scientific Inc.	3,809	549,448
Waters Corp.[a]	3,425	445,798

		1,943,303
MACHINERY — 2.73%
AGCO Corp.	4,561	243,877
Caterpillar Inc.	4,314	335,284
Cummins Inc.	2,786	326,046
Deere & Co.	5,668	476,735
Dover Corp.	4,896	321,667
Flowserve Corp.	4,407	215,106
Illinois Tool Works Inc.	5,944	621,267
Ingersoll-Rand PLC	5,675	371,939
PACCAR Inc.	6,338	373,372
Parker-Hannifin Corp.	2,886	334,834
Pentair PLC	4,481	260,256
Snap-on Inc.	3,024	481,663
Stanley Black & Decker Inc.	3,670	410,746
WABCO Holdings Inc.[a]	2,325	260,772
Wabtec Corp./DE	3,875	321,354
Xylem Inc./NY	6,746	281,848

		5,636,766
MEDIA — 3.22%
Cablevision Systems Corp. Class A	4,377	146,148
CBS Corp. Class B NVS	5,165	288,775
Charter Communications Inc. Class Aa,b	1,295	274,851
Comcast Corp. Class A	13,315	809,019
Discovery Communications Inc. Class Aa,b	7,083	193,437
Discovery Communications Inc. Class C NVS[a]	7,339	196,538
DISH Network Corp. Class Aa,b	3,988	196,569
Interpublic Group of Companies Inc. (The)	14,718	337,631
Liberty Global PLC Series Aa	6,151	232,077
Liberty Global PLC Series C NVS[a,b]	6,852	250,783
Liberty SiriusXM Group Class Aa	9,636	315,772
Liberty SiriusXM Group Class Ca	3,578	114,568
News Corp. Class A	10,168	126,287
Omnicom Group Inc.	7,077	587,179
Scripps Networks Interactive Inc. Class A	5,872	366,119

217

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Sirius XM Holdings Inc.[a,b]	72,040	$284,558
TEGNA Inc.	5,840	136,422
Time Warner Cable Inc.	1,610	341,497
Time Warner Inc.	3,534	265,545
Twenty-First Century Fox Inc. Class A	10,294	311,496
Twenty-First Century Fox Inc. Class B	11,546	347,766
Viacom Inc. Class B NVS	4,590	187,731
Walt Disney Co. (The)	3,243	334,872

		6,645,640
METALS & MINING — 0.45%
Alcoa Inc.	21,564	240,870
Freeport-McMoRan Inc.	8,676	121,464
Newmont Mining Corp.	6,379	223,073
Nucor Corp.	6,774	337,210

		922,617
MULTI-UTILITIES — 2.87%
Ameren Corp.	9,965	478,320
CenterPoint Energy Inc.	28,475	610,789
CMS Energy Corp.	13,243	538,725
Consolidated Edison Inc.	9,639	719,069
Dominion Resources Inc./VA	7,291	521,088
DTE Energy Co.	6,387	569,465
Public Service Enterprise Group Inc.	10,179	469,557
SCANA Corp.	8,480	582,491
Sempra Energy	5,745	593,746
TECO Energy Inc.	9,262	257,206
WEC Energy Group Inc.	10,207	594,149

		5,934,605
MULTILINE RETAIL — 0.95%
Dollar General Corp.	4,779	391,448
Dollar Tree Inc.[a]	4,475	356,702
Kohl’s Corp.	4,723	209,229
Macy’s Inc.	5,691	225,307
Nordstrom Inc.	5,815	297,321
Target Corp.	6,034	479,703

		1,959,710
OIL, GAS & CONSUMABLE FUELS — 3.00%
Anadarko Petroleum Corp.	2,466	130,106
Antero Resources Corp.[a]	3,634	102,842
Apache Corp.	3,149	171,306

Security	Shares	Value

Cabot Oil & Gas Corp.	9,602	$224,687
Cheniere Energy Inc.[a]	2,222	86,391
Chevron Corp.	3,525	360,184
Cimarex Energy Co.	1,158	126,083
Columbia Pipeline Group Inc.	17,282	442,765
Concho Resources Inc.[a]	1,151	133,712
ConocoPhillips	4,962	237,134
Continental Resources Inc./OKa,b	2,648	98,664
Devon Energy Corp.	4,213	146,107
EOG Resources Inc.	2,287	188,952
EQT Corp.	3,828	268,343
Exxon Mobil Corp.	6,262	553,561
Hess Corp.	2,788	166,221
HollyFrontier Corp.	2,754	98,042
Kinder Morgan Inc./DE	9,868	175,256
Marathon Oil Corp.	10,396	146,480
Marathon Petroleum Corp.	2,362	92,307
Murphy Oil Corp.	5,744	205,290
Noble Energy Inc.	3,693	133,354
Occidental Petroleum Corp.	4,164	319,171
ONEOK Inc.	5,037	182,087
Phillips 66	1,934	158,801
Pioneer Natural Resources Co.	947	157,297
Plains GP Holdings LP Class A	7,522	74,468
Range Resources Corp.	4,650	205,111
Southwestern Energy Co.[a,b]	13,495	181,238
Spectra Energy Corp.	11,438	357,666
Tesoro Corp.	1,126	89,731
Valero Energy Corp.	1,998	117,622
Williams Companies Inc. (The)	3,818	74,031

		6,205,010
PERSONAL PRODUCTS — 0.35%
Edgewell Personal Care Co.	3,695	303,249
Estee Lauder Companies Inc. (The) Class A	4,336	415,692

		718,941
PHARMACEUTICALS — 1.58%
Allergan PLC[a]	708	153,324
Bristol-Myers Squibb Co.	4,406	318,025
Eli Lilly & Co.	4,440	335,353
Endo International PLC[a]	1,478	39,906
Jazz Pharmaceuticals PLC[a]	930	140,151
Johnson & Johnson	8,407	942,257
Mallinckrodt PLC[a,b]	1,494	93,405

218

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

Merck & Co. Inc.	8,527	$467,621
Mylan NVa	2,660	110,949
Perrigo Co. PLC	1,256	121,417
Pfizer Inc.	14,180	463,828
Zoetis Inc.	1,842	86,629

		3,272,865
PROFESSIONAL SERVICES — 1.19%
Dun & Bradstreet Corp. (The)	2,762	304,952
Equifax Inc.	4,736	569,504
IHS Inc. Class Aa	2,489	306,595
ManpowerGroup Inc.	2,387	183,871
Nielsen Holdings PLC	9,334	486,675
Robert Half International Inc.	5,643	216,183
Verisk Analytics Inc. Class Aa	5,135	398,373

		2,466,153
REAL ESTATE INVESTMENT TRUSTS (REITS) — 7.50%
American Capital Agency Corp.	18,600	341,682
American Tower Corp.	4,966	520,834
Annaly Capital Management Inc.	48,419	504,526
AvalonBay Communities Inc.	2,911	514,636
Boston Properties Inc.	3,814	491,472
Brixmor Property Group Inc.	13,108	330,977
Camden Property Trust	6,071	490,112
Crown Castle International Corp.	5,495	477,405
Digital Realty Trust Inc.	3,587	315,584
Duke Realty Corp.	16,498	360,811
Equinix Inc.	952	314,493
Equity Residential	6,041	411,211
Essex Property Trust Inc.	2,177	479,920
Extra Space Storage Inc.	4,748	403,343
Federal Realty Investment Trust	4,401	669,304
General Growth Properties Inc.	15,440	432,783
HCP Inc.	9,331	315,668
Host Hotels & Resorts Inc.	17,841	282,245
Iron Mountain Inc.[b]	7,727	282,267
Kimco Realty Corp.	16,622	467,411
Liberty Property Trust	11,028	384,877
Macerich Co. (The)	4,123	313,678
Mid-America Apartment Communities Inc.[b]	5,338	510,900
Prologis Inc.	11,166	507,048
Public Storage	2,458	601,743
Realty Income Corp.	6,790	401,968

Security	Shares	Value

Regency Centers Corp.	6,244	$460,183
Simon Property Group Inc.	3,092	622,018
SL Green Realty Corp.	4,358	457,939
UDR Inc.	13,855	483,816
Ventas Inc.	6,922	429,995
VEREIT Inc.	19,992	177,529
Vornado Realty Trust	5,024	480,947
Welltower Inc.	6,005	416,867
Weyerhaeuser Co.	26,076	837,561

		15,493,753
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.32%
CBRE Group Inc. Class Aa	7,399	219,232
Jones Lang LaSalle Inc.	1,796	206,845
Realogy Holdings Corp.[a]	6,720	240,173

		666,250
ROAD & RAIL — 0.86%
AMERCO	598	210,496
CSX Corp.	9,776	266,592
Hertz Global Holdings Inc.[a,b]	5,684	52,634
JB Hunt Transport Services Inc.	5,091	421,942
Kansas City Southern	2,135	202,291
Norfolk Southern Corp.	3,162	284,928
Union Pacific Corp.	3,988	347,873

		1,786,756
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.82%
Analog Devices Inc.	4,913	276,700
Applied Materials Inc.	12,116	248,015
Broadcom Ltd.	1,872	272,844
Intel Corp.	9,166	277,547
KLA-Tencor Corp.	3,036	212,338
Lam Research Corp.	2,915	222,706
Linear Technology Corp.	8,075	359,176
Marvell Technology Group Ltd.	14,944	149,141
Maxim Integrated Products Inc.	5,871	209,712
Microchip Technology Inc.	6,280	305,145
Micron Technology Inc.[a]	4,678	50,289
NVIDIA Corp.	5,606	199,181
Qorvo Inc.[a]	1,064	47,912
QUALCOMM Inc.	5,791	292,561
Skyworks Solutions Inc.	1,360	90,875
Texas Instruments Inc.	5,703	325,299
Xilinx Inc.	4,990	214,969

		3,754,410

219

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

SOFTWARE — 2.27%
Activision Blizzard Inc.	5,004	$172,488
Adobe Systems Inc.[a]	3,177	299,337
ANSYS Inc.[a]	4,204	381,597
Autodesk Inc.[a]	2,654	158,762
CA Inc.	14,447	428,498
CDK Global Inc.	2,711	128,962
Citrix Systems Inc.[a]	2,652	217,040
Electronic Arts Inc.[a]	1,861	115,103
Fortinet Inc.[a]	3,883	126,236
Intuit Inc.	3,549	358,058
Microsoft Corp.	4,271	212,995
NetSuite Inc.[a,b]	1,932	156,569
Nuance Communications Inc.[a]	7,143	122,717
Oracle Corp.	6,799	271,008
Red Hat Inc.[a]	2,053	150,629
salesforce.com inc.[a]	2,181	165,320
ServiceNow Inc.[a]	1,168	83,489
Splunk Inc.[a,b]	1,192	61,960
Symantec Corp.	12,051	200,589
Synopsys Inc.[a]	11,243	534,267
Tableau Software Inc. Class Aa	1,406	72,690
VMware Inc. Class Aa	2,513	143,015
Workday Inc. Class Aa,b	1,567	117,494

		4,678,823
SPECIALTY RETAIL — 2.65%
Advance Auto Parts Inc.	1,286	200,745
AutoNation Inc.[a,b]	3,971	201,131
AutoZone Inc.[a]	674	515,765
Bed Bath & Beyond Inc.[a,b]	6,116	288,798
Best Buy Co. Inc.	2,256	72,372
CarMax Inc.[a,b]	3,031	160,491
Dick’s Sporting Goods Inc.	6,343	293,935
Foot Locker Inc.[b]	3,882	238,510
GameStop Corp. Class A	2,480	81,344
Gap Inc. (The)	8,437	195,570
Home Depot Inc. (The)	4,022	538,506
L Brands Inc.	2,914	228,137
Lowe’s Companies Inc.	5,077	385,954
O’Reilly Automotive Inc.[a]	1,296	340,433
Ross Stores Inc.	5,839	331,538
Signet Jewelers Ltd.	1,613	175,107
Staples Inc.	15,109	154,112
Tiffany & Co.	3,435	245,087

Security	Shares	Value

TJX Companies Inc. (The)	5,804	$440,059
Tractor Supply Co.	2,438	230,781
Ulta Salon Cosmetics & Fragrance Inc.[a]	711	148,087

		5,466,462
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.57%
Apple Inc.	1,641	153,828
EMC Corp./MA	11,183	291,988
Hewlett Packard Enterprise Co.	9,503	158,320
HP Inc.	11,083	135,989
NetApp Inc.	8,136	192,335
SanDisk Corp.	1,286	96,617
Seagate Technology PLC	3,008	65,484
Western Digital Corp.	2,272	92,845

		1,187,406
TEXTILES, APPAREL & LUXURY GOODS — 0.95%
Coach Inc.	5,946	239,445
Hanesbrands Inc.	6,397	185,705
lululemon athletica Inc.[a]	2,026	132,804
Michael Kors Holdings Ltd.[a]	3,365	173,836
NIKE Inc. Class B	5,896	347,510
PVH Corp.	2,251	215,196
Ralph Lauren Corp.	1,602	149,322
Under Armour Inc.[a,b]	1,422	58,018
Under Armour Inc. Class Aa,b	1,422	62,483
VF Corp.	6,228	392,675

		1,956,994
THRIFTS & MORTGAGE FINANCE — 0.24%
New York Community Bancorp. Inc.	32,512	488,655

		488,655
TOBACCO — 0.76%
Altria Group Inc.	9,086	569,783
Philip Morris International Inc.	5,598	549,276
Reynolds American Inc.	9,194	456,022

		1,575,081
TRADING COMPANIES & DISTRIBUTORS — 0.42%
Fastenal Co.	7,232	338,385
United Rentals Inc.[a,b]	1,258	84,198
WW Grainger Inc.	1,906	446,995

		869,578

220

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA SIZE FACTOR ETF

April 30, 2016

Security	Shares	Value

WATER UTILITIES — 0.44%
American Water Works Co. Inc.	12,396	$901,933

		901,933
WIRELESS TELECOMMUNICATION SERVICES — 0.12%
Sprint Corp.[a,b]	16,234	55,682
T-Mobile U.S. Inc.[a]	4,824	189,487

		245,169

TOTAL COMMON STOCKS (Cost: $194,087,349)		206,254,248

SHORT-TERM INVESTMENTS — 1.94%

MONEY MARKET FUNDS — 1.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	3,643,203	3,643,203
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	198,782	198,782
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	161,027	161,027

		4,003,012

TOTAL SHORT-TERM INVESTMENTS (Cost: $4,003,012)		4,003,012

TOTAL INVESTMENTS IN SECURITIES — 101.82% (Cost: $198,090,361)		210,257,260
Other Assets, Less Liabilities — (1.82)%		(3,749,389)

NET ASSETS — 100.00%		$206,507,871

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

221

Schedule of Investments (Unaudited)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.85%

AEROSPACE & DEFENSE — 0.97%
L-3 Communications Holdings Inc.	53,974	$7,099,200

		7,099,200
AIRLINES — 2.81%
American Airlines Group Inc.	103,001	3,573,105
Delta Air Lines Inc.	181,073	7,545,312
Southwest Airlines Co.	130,477	5,820,579
United Continental Holdings Inc.[a]	79,518	3,642,719

		20,581,715
AUTO COMPONENTS — 1.32%
Goodyear Tire & Rubber Co. (The)	44,128	1,278,388
Johnson Controls Inc.	159,131	6,588,024
Lear Corp.	15,617	1,797,985

		9,664,397
AUTOMOBILES — 5.66%
Ford Motor Co.	1,380,224	18,715,838
General Motors Co.	715,628	22,756,970

		41,472,808
BANKS — 8.34%
Bank of America Corp.	1,115,396	16,240,166
CIT Group Inc.	15,625	540,156
Citigroup Inc.	348,613	16,133,810
Citizens Financial Group Inc.	48,116	1,099,451
JPMorgan Chase & Co.	315,479	19,938,273
KeyCorp	47,471	583,418
PNC Financial Services Group Inc. (The)[b]	39,609	3,476,878
Regions Financial Corp.	134,464	1,261,272
SunTrust Banks Inc.	42,236	1,762,931

		61,036,355
BEVERAGES — 0.95%
Molson Coors Brewing Co. Class B	72,801	6,961,960

		6,961,960
BIOTECHNOLOGY — 2.16%
Gilead Sciences Inc.	179,574	15,840,223

		15,840,223

Security	Shares	Value

CAPITAL MARKETS — 1.23%
Goldman Sachs Group Inc. (The)	33,593	$5,512,947
Morgan Stanley	128,065	3,465,439

		8,978,386
CHEMICALS — 1.52%
Celanese Corp. Series A	14,126	998,708
CF Industries Holdings Inc.	33,580	1,110,491
Eastman Chemical Co.	19,626	1,499,034
LyondellBasell Industries NV Class A	66,387	5,488,213
Mosaic Co. (The)	63,122	1,766,785
Westlake Chemical Corp.	5,607	281,415

		11,144,646
COMMERCIAL SERVICES & SUPPLIES — 0.87%
ADT Corp. (The)	152,464	6,400,439

		6,400,439
COMMUNICATIONS EQUIPMENT — 5.67%
Cisco Systems Inc.	1,439,479	39,571,278
Juniper Networks Inc.	82,591	1,932,629

		41,503,907
CONSTRUCTION & ENGINEERING — 1.21%
Chicago Bridge & Iron Co. NV	35,511	1,429,318
Fluor Corp.	19,447	1,062,973
Jacobs Engineering Group Inc.[a]	100,570	4,483,410
Quanta Services Inc.[a]	78,964	1,873,026

		8,848,727
CONSUMER FINANCE — 0.68%
Ally Financial Inc.[a]	52,399	933,226
Capital One Financial Corp.	50,636	3,665,540
Navient Corp.	28,114	384,319

		4,983,085
CONTAINERS & PACKAGING — 0.54%
International Paper Co.	55,531	2,402,826
WestRock Co.	36,944	1,546,107

		3,948,933
DIVERSIFIED CONSUMER SERVICES — 0.09%
H&R Block Inc.	32,386	655,493

		655,493

222

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 0.16%
Leucadia National Corp.	19,858	$331,232
Voya Financial Inc.	26,464	859,286

		1,190,518
DIVERSIFIED TELECOMMUNICATION SERVICES — 2.82%
AT&T Inc.	486,655	18,891,947
CenturyLink Inc.	56,673	1,754,029

		20,645,976
ELECTRIC UTILITIES — 2.60%
Entergy Corp.	45,876	3,448,958
Exelon Corp.	218,615	7,671,200
FirstEnergy Corp.	87,243	2,843,249
PG&E Corp.	66,851	3,890,728
Pinnacle West Capital Corp.	16,192	1,176,349

		19,030,484
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.11%
Arrow Electronics Inc.[a]	35,252	2,189,149
Avnet Inc.	47,288	1,944,483
Corning Inc.	467,357	8,725,555
Flextronics International Ltd.[a]	215,152	2,614,097

		15,473,284
ENERGY EQUIPMENT & SERVICES — 0.20%
National Oilwell Varco Inc.	40,408	1,456,304

		1,456,304
FOOD & STAPLES RETAILING — 4.89%
Kroger Co. (The)	294,594	10,425,682
Wal-Mart Stores Inc.	361,783	24,192,429
Whole Foods Market Inc.	40,761	1,185,330

		35,803,441
FOOD PRODUCTS — 4.68%
Archer-Daniels-Midland Co.	438,784	17,525,033
Bunge Ltd.	94,318	5,894,875
JM Smucker Co. (The)	15,900	2,018,982
Tyson Foods Inc. Class A	133,744	8,803,030

		34,241,920
HEALTH CARE EQUIPMENT & SUPPLIES — 1.88%
Medtronic PLC	173,807	13,756,824

		13,756,824

Security	Shares	Value

HEALTH CARE PROVIDERS & SERVICES — 6.84%
Aetna Inc.	55,882	$6,273,872
Anthem Inc.	48,514	6,829,316
Cardinal Health Inc.	35,987	2,823,540
Centene Corp.[a]	28,837	1,786,741
Cigna Corp.	32,326	4,478,444
Express Scripts Holding Co.[a]	84,572	6,235,494
Humana Inc.	19,658	3,480,842
Quest Diagnostics Inc.	20,538	1,543,841
UnitedHealth Group Inc.	115,384	15,193,765
Universal Health Services Inc. Class B	10,446	1,396,421

		50,042,276
HOTELS, RESTAURANTS & LEISURE — 0.73%
Carnival Corp.	109,310	5,361,655

		5,361,655
HOUSEHOLD DURABLES — 0.76%
PulteGroup Inc.	91,394	1,680,735
Whirlpool Corp.	22,127	3,853,196

		5,533,931
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.31%
AES Corp./VA	108,764	1,213,806
NRG Energy Inc.	70,361	1,062,451

		2,276,257
INSURANCE — 4.50%
Aflac Inc.	28,025	1,932,884
Alleghany Corp.[a]	944	492,088
Allstate Corp. (The)	27,307	1,776,320
American International Group Inc.	131,226	7,325,035
Assurant Inc.	5,665	479,089
Axis Capital Holdings Ltd.	8,013	426,853
Chubb Ltd.	17,683	2,084,119
Everest Re Group Ltd.	4,221	780,463
Hartford Financial Services Group Inc. (The)	36,456	1,617,917
Lincoln National Corp.	28,218	1,226,072
Loews Corp.	28,879	1,145,919
MetLife Inc.	115,682	5,217,258
Prudential Financial Inc.	52,872	4,104,982

223

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

RenaissanceRe Holdings Ltd.	3,303	$366,336
Travelers Companies Inc. (The)	20,443	2,246,686
Unum Group	24,896	851,692
XL Group PLC	27,633	904,428

		32,978,141
IT SERVICES — 0.49%
Xerox Corp.	376,880	3,618,048

		3,618,048
MACHINERY — 1.00%
AGCO Corp.	76,859	4,109,651
Cummins Inc.	27,637	3,234,358

		7,344,009
MEDIA — 0.38%
News Corp. Class A	159,665	1,983,039
TEGNA Inc.	35,566	830,822

		2,813,861
METALS & MINING — 1.20%
Alcoa Inc.	190,571	2,128,678
Freeport-McMoRan Inc.	265,479	3,716,706
Newmont Mining Corp.	83,720	2,927,688

		8,773,072
MULTI-UTILITIES — 0.52%
Public Service Enterprise Group Inc.	83,174	3,836,817

		3,836,817
MULTILINE RETAIL — 2.31%
Kohl’s Corp.	74,040	3,279,972
Macy’s Inc.	90,209	3,571,374
Target Corp.	126,208	10,033,536

		16,884,882
OIL, GAS & CONSUMABLE FUELS — 6.99%
Apache Corp.	57,271	3,115,542
Chevron Corp.	230,220	23,523,879
ConocoPhillips	129,607	6,193,918
Devon Energy Corp.	53,403	1,852,016
Hess Corp.	27,758	1,654,932
HollyFrontier Corp.	16,580	590,248
Marathon Oil Corp.	121,122	1,706,609

Security	Shares	Value

Murphy Oil Corp.	26,239	$937,782
Occidental Petroleum Corp.	78,964	6,052,591
Southwestern Energy Co.[a,c]	31,820	427,343
Valero Energy Corp.	86,601	5,098,201

		51,153,061
PHARMACEUTICALS — 4.26%
Mallinckrodt PLC[a,c]	16,992	1,062,340
Mylan NVa	33,552	1,399,454
Pfizer Inc.	877,396	28,699,623

		31,161,417
REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.28%
American Capital Agency Corp.[c]	46,298	850,494
Annaly Capital Management Inc.	112,731	1,174,657

		2,025,151
ROAD & RAIL — 2.03%
Hertz Global Holdings Inc.[a,c]	248,163	2,297,990
Norfolk Southern Corp.	139,765	12,594,224

		14,892,214
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.11%
Intel Corp.	1,238,466	37,500,751
Marvell Technology Group Ltd.	165,483	1,651,520
Micron Technology Inc.[a]	435,677	4,683,528
Qorvo Inc.[a]	19,267	867,593

		44,703,392
SOFTWARE — 0.76%
CA Inc.	86,280	2,559,065
Symantec Corp.	179,281	2,984,132

		5,543,197
SPECIALTY RETAIL — 1.92%
Bed Bath & Beyond Inc.[a]	42,335	1,999,059
Best Buy Co. Inc.	140,271	4,499,894
Dick’s Sporting Goods Inc.	9,945	460,851
Foot Locker Inc.	26,813	1,647,391
GameStop Corp. Class A	47,929	1,572,071
Gap Inc. (The)	70,935	1,644,273
Staples Inc.	216,330	2,206,566

		14,030,105

224

Schedule of Investments (Unaudited) (Continued)

iSHARES® EDGE MSCI USA VALUE FACTOR ETF

April 30, 2016

Security	Shares	Value

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 4.48%
EMC Corp./MA	540,796	$14,120,183
HP Inc.	852,991	10,466,200
NetApp Inc.	100,523	2,376,364
Seagate Technology PLC	100,056	2,178,219
Western Digital Corp.	89,134	3,642,461

		32,783,427
TEXTILES, APPAREL & LUXURY GOODS — 0.12%
PVH Corp.	8,966	857,150

		857,150
TRADING COMPANIES & DISTRIBUTORS — 0.50%
United Rentals Inc.[a]	54,425	3,642,665

		3,642,665

TOTAL COMMON STOCKS (Cost: $736,115,459)		730,973,753

SHORT-TERM INVESTMENTS — 0.45%

MONEY MARKET FUNDS — 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[b,d,e]	2,637,943	2,637,943
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[b,d,e]	143,933	143,933
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[b,d]	488,971	488,971

		3,270,847

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,270,847)		3,270,847

TOTAL INVESTMENTS IN SECURITIES — 100.30% (Cost: $739,386,306)		734,244,600
Other Assets, Less Liabilities — (0.30)%		(2,170,716)

NET ASSETS — 100.00%		$732,073,884

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	All or a portion of this security represents a security on loan. See Note 1.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

225

Schedule of Investments (Unaudited)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.24%

AUSTRALIA — 1.28%
AGL Energy Ltd.	297,216	$4,148,546
Origin Energy Ltd.	1,146,522	4,803,577

		8,952,123
BELGIUM — 0.99%
Proximus SADP	114,048	3,837,104
UCB SA	41,472	3,104,120

		6,941,224
BRAZIL — 1.00%
Embraer SA	452,440	2,696,966
TIM Participacoes SA	1,948,255	4,313,397

		7,010,363
CANADA — 2.23%
BlackBerry Ltd.[a,b]	497,088	3,516,046
Bombardier Inc. Class Ba,b	4,470,376	6,745,179
CGI Group Inc. Class Aa	87,552	4,006,451
Valeant Pharmaceuticals International Inc.[a]	39,168	1,307,997

		15,575,673
DENMARK — 1.57%
H Lundbeck A/Sa	114,048	3,810,199
Novo Nordisk A/S Class B	63,936	3,570,530
Novozymes A/S Class B	74,304	3,561,808

		10,942,537
FRANCE — 4.96%
Airbus Group SE	52,416	3,278,491
Atos SE	42,624	3,792,777
BioMerieux SAb	31,680	4,087,468
Bouygues SA	93,312	3,112,195
Capgemini SA	39,168	3,657,521
Numericable-SFR SA	90,432	2,960,727
Orange SA	218,304	3,620,498
Sanofi	43,776	3,615,510
STMicroelectronics NV	537,984	3,305,188
Vivendi SA	169,920	3,261,794

		34,692,169
GERMANY — 3.53%
BASF SE	46,080	3,807,911
Bayer AG Registered	29,952	3,456,280
Deutsche Boerse AG	43,200	3,547,156
Deutsche Telekom AG Registered	202,176	3,539,428
Infineon Technologies AG	245,376	3,491,938

Security	Shares	Value

Merck KGaA	38,016	$3,573,459
Telefonica Deutschland Holding AG	648,576	3,293,780

		24,709,952
INDIA — 1.63%
Infosys Ltd. ADR[b]	316,224	5,945,011
Wipro Ltd. ADR[b]	449,280	5,458,752

		11,403,763
ITALY — 0.41%
Telecom Italia SpA/Milano[a,b]	2,927,808	2,850,359

		2,850,359
JAPAN — 0.85%
FANUC Corp.	17,700	2,730,394
Honda Motor Co. Ltd.	115,200	3,221,982

		5,952,376
NETHERLANDS — 2.09%
ASM International NV	92,736	3,783,914
ASML Holding NV	40,320	3,897,633
Koninklijke KPN NV	965,952	3,800,321
QIAGEN NVa	140,544	3,156,618

		14,638,486
NEW ZEALAND — 0.60%
Fisher & Paykel Healthcare Corp. Ltd.	653,184	4,179,160

		4,179,160
NORWAY — 0.52%
Telenor ASA	211,392	3,638,557

		3,638,557
RUSSIA — 0.67%
Mobile TeleSystems PJSC ADR	505,152	4,677,708

		4,677,708
SOUTH KOREA — 0.57%
Samsung Electronics Co. Ltd.	3,611	3,945,669

		3,945,669
SPAIN — 0.96%
Grifols SA	154,944	3,370,948
Telefonica SA	306,432	3,341,953

		6,712,901
SWEDEN — 1.95%
Elekta AB Class Bb	425,664	3,114,569
Millicom International Cellular SA SDR	60,480	3,498,024

226

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2016

Security	Shares	Value

Tele2 AB Class B	363,456	$3,470,352
Telia Co. AB	747,072	3,571,255

		13,654,200
SWITZERLAND — 3.22%
Actelion Ltd. Registered	26,496	4,284,695
Lonza Group AG Registered	23,040	3,836,394
Novartis AG Registered	43,776	3,343,144
Roche Holding AG	13,248	3,351,737
Swisscom AG Registered	7,488	3,800,638
Syngenta AG Registered	9,792	3,922,930

		22,539,538
UNITED KINGDOM — 3.86%
ARM Holdings PLC	217,728	2,990,156
AstraZeneca PLC	54,144	3,115,517
BT Group PLC	508,608	3,302,107
GlaxoSmithKline PLC	182,592	3,902,522
London Stock Exchange Group PLC	92,736	3,685,585
Shire PLC	55,296	3,451,545
Sky PLC	219,456	3,017,102
Vodafone Group PLC	1,093,248	3,510,488

		26,975,022
UNITED STATES — 66.35%
3D Systems Corp.[a,b]	395,240	6,991,796
AbbVie Inc.	65,088	3,970,368
Accenture PLC Class A	34,560	3,902,515
Advanced Micro Devices Inc.[a,b]	1,545,984	5,488,243
Agilent Technologies Inc.	91,008	3,724,047
Akorn Inc.[a,b]	102,528	2,609,338
Alexion Pharmaceuticals Inc.[a]	20,160	2,807,885
Alnylam Pharmaceuticals Inc.[a,b]	36,288	2,432,748
Alphabet Inc. Class Aa	4,769	3,375,880
Amazon.com Inc.[a]	5,470	3,607,957
AMETEK Inc.	67,392	3,240,881
Amgen Inc.	23,040	3,647,232
Amphenol Corp. Class A	67,392	3,762,495
Analog Devices Inc.	63,936	3,600,875
Apple Inc.	31,680	2,969,683
Applied Materials Inc.	190,656	3,902,728
Arista Networks Inc.[a,b]	50,688	3,376,835
AT&T Inc.	108,864	4,226,100
Baxalta Inc.	97,344	4,083,581
Berkshire Hathaway Inc. Class Ba	28,224	4,106,027
Biogen Inc.[a]	12,672	3,484,673

Security	Shares	Value

BioMarin Pharmaceutical Inc.[a,b]	38,592	$3,267,971
BlackRock Inc.[c]	10,368	3,694,429
Boeing Co. (The)	25,344	3,416,371
Bristol-Myers Squibb Co.	53,568	3,866,538
Cablevision Systems Corp. Class A	121,536	4,058,087
Cavium Inc.[a]	57,024	2,815,275
Celgene Corp.[a]	32,832	3,395,157
CH Robinson Worldwide Inc.	59,904	4,251,387
Charles River Laboratories International Inc.[a]	49,536	3,926,719
Ciena Corp.[a]	151,488	2,549,543
Cisco Systems Inc.	135,936	3,736,881
CME Group Inc./IL	38,592	3,546,991
Cognizant Technology Solutions Corp. Class Aa	61,056	3,563,839
Computer Sciences Corp.	119,232	3,950,156
Covanta Holding Corp.[b]	239,616	3,896,156
Cypress Semiconductor Corp.	369,216	3,334,020
Danaher Corp.	39,168	3,789,504
Dover Corp.	57,600	3,784,320
Dow Chemical Co. (The)	63,936	3,363,673
Dun & Bradstreet Corp. (The)	35,136	3,879,366
Eaton Corp. PLC	69,120	4,373,222
EI du Pont de Nemours & Co.	48,960	3,226,954
Eli Lilly & Co.	43,776	3,306,401
EMC Corp./MA	139,392	3,639,525
Emerson Electric Co.	76,608	4,185,095
Endo International PLC[a]	59,904	1,617,408
Exelixis Inc.[a,b]	754,560	3,478,522
Facebook Inc. Class Aa	35,136	4,131,291
FactSet Research Systems Inc.	21,888	3,299,616
First Solar Inc.[a,b]	62,208	3,473,695
General Electric Co.	118,656	3,648,672
Gilead Sciences Inc.	35,712	3,150,155
Halliburton Co.	94,464	3,902,308
Hologic Inc.[a]	97,920	3,289,133
Honeywell International Inc.	35,136	4,014,991
Illumina Inc.[a]	20,736	2,799,153
Incyte Corp.[a,b]	33,984	2,456,024
Infinera Corp.[a]	169,920	2,020,349
Ingram Micro Inc. Class A	116,928	4,086,634
Intel Corp.	104,256	3,156,872
Intercontinental Exchange Inc.	14,400	3,456,432
International Business Machines Corp.	26,496	3,866,826

227

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2016

Security	Shares	Value

Intuitive Surgical Inc.[a]	7,080	$4,434,629
Ionis Pharmaceuticals Inc.[a,b]	63,936	2,619,458
Jack Henry & Associates Inc.	47,808	3,873,882
Jazz Pharmaceuticals PLC[a]	26,496	3,992,947
Johnson & Johnson	36,288	4,067,159
Johnson Controls Inc.	89,856	3,720,038
Kite Pharma Inc.[a]	51,840	2,399,155
KLA-Tencor Corp.	53,568	3,746,546
Laboratory Corp. of America Holdings[a]	29,952	3,753,585
Lam Research Corp.	46,656	3,564,518
LendingClub Corp.[a,b]	271,296	2,143,238
Linear Technology Corp.	83,520	3,714,970
Lockheed Martin Corp.	17,856	4,149,377
Mallinckrodt PLC[a]	51,840	3,241,037
Marvell Technology Group Ltd.	439,488	4,386,090
Maxim Integrated Products Inc.	97,344	3,477,128
Medtronic PLC	47,232	3,738,413
MercadoLibre Inc.	31,104	3,884,579
Merck & Co. Inc.	70,272	3,853,716
Microchip Technology Inc.	79,488	3,862,322
Micron Technology Inc.[a]	273,600	2,941,200
Microsoft Corp.	66,240	3,303,389
Monsanto Co.	38,016	3,561,339
Myriad Genetics Inc.[a]	84,672	3,048,192
Nasdaq Inc.	64,512	3,981,035
National Oilwell Varco Inc.	113,492	4,090,252
NetApp Inc.	120,384	2,845,878
Netflix Inc.[a]	29,376	2,644,721
Northrop Grumman Corp.	19,584	4,039,396
NVIDIA Corp.	111,168	3,949,799
PAREXEL International Corp.[a]	56,448	3,448,973
PayPal Holdings Inc.[a]	104,256	4,084,750
Pfizer Inc.	115,200	3,768,192
Qlik Technologies Inc.[a]	118,080	3,635,683
QUALCOMM Inc.	74,880	3,782,938
Quest Diagnostics Inc.	53,568	4,026,707
Quintiles Transnational Holdings Inc.[a]	55,872	3,859,079
Raytheon Co.	28,800	3,638,880
Red Hat Inc.[a]	46,656	3,423,151
Regeneron Pharmaceuticals Inc.[a]	6,912	2,603,819
Rockwell Collins Inc.	40,320	3,555,821
Roper Technologies Inc.	19,584	3,448,547
Schlumberger Ltd.	50,112	4,025,998

Security	Shares	Value

Seagate Technology PLC	103,680	$2,257,114
Seattle Genetics Inc.[a,b]	90,432	3,208,527
Skyworks Solutions Inc.	43,200	2,886,624
Splunk Inc.[a,b]	64,512	3,353,334
Sprint Corp.[a,b]	978,624	3,356,680
St. Jude Medical Inc.	61,056	4,652,467
Stryker Corp.	39,748	4,332,929
SunPower Corp.[a,b]	161,280	3,248,179
Synaptics Inc.[a,b]	47,232	3,379,450
T-Mobile U.S. Inc.[a]	101,376	3,982,049
Tableau Software Inc. Class Aa,b	39,744	2,054,765
TE Connectivity Ltd.	55,872	3,323,267
Tesla Motors Inc.[a,b]	16,128	3,882,977
Texas Instruments Inc.	63,936	3,646,909
U.S. Cellular Corp.[a]	87,552	3,733,217
United Technologies Corp.	38,592	4,027,847
UnitedHealth Group Inc.	31,680	4,171,622
Varian Medical Systems Inc.[a,b]	46,656	3,787,534
Verint Systems Inc.[a]	91,008	3,079,711
Verizon Communications Inc.	79,488	4,049,119
Vertex Pharmaceuticals Inc.[a]	30,528	2,574,732
VMware Inc. Class Aa	62,208	3,540,257
Xilinx Inc.	75,456	3,250,644
Zoetis Inc.	82,368	3,873,767

		463,961,795

TOTAL COMMON STOCKS (Cost: $722,333,043)		693,953,575

PREFERRED STOCKS — 0.42%

BRAZIL — 0.42%
Oi SA	9,926,567	2,934,131

		2,934,131

TOTAL PREFERRED STOCKS (Cost: $4,293,451)		2,934,131

SHORT-TERM INVESTMENTS — 8.24%

MONEY MARKET FUNDS — 8.24%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	53,953,060	53,953,060
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	2,943,813	2,943,813

228

Schedule of Investments (Unaudited) (Continued)

iSHARES® EXPONENTIAL TECHNOLOGIES ETF

April 30, 2016

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	697,658	$697,658

		57,594,531

TOTAL SHORT-TERM INVESTMENTS (Cost: $57,594,531)		57,594,531

TOTAL INVESTMENTS IN SECURITIES — 107.90% (Cost: $784,221,025)		754,482,237
Other Assets, Less Liabilities — (7.90)%		(55,229,387)

NET ASSETS — 100.00%		$699,252,850

ADR  —  American Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

229

Schedule of Investments (Unaudited)

iSHARES® MORNINGSTAR MULTI-ASSET INCOME ETF

April 30, 2016

Security	Shares	Value

INVESTMENT COMPANIES — 100.01%

DOMESTIC EQUITY — 14.69%
iShares Core High Dividend ETF[a]	140,277	$11,060,841
iShares U.S. Preferred Stock ETF[a,b]	559,151	21,907,536

		32,968,377
DOMESTIC REAL ESTATE — 10.14%
iShares Mortgage Real Estate Capped ETF[a,b]	2,313,835	22,744,998

		22,744,998
INTERNATIONAL EQUITY — 15.22%
iShares International Select Dividend ETF[a]	1,144,002	34,159,900

		34,159,900
INTERNATIONAL FIXED INCOME — 5.16%
iShares Emerging Markets Local Currency Bond ETF[a]	262,426	11,575,611

		11,575,611
INVESTMENT GRADE BONDS — 34.64%
iShares 10+ Year Credit Bond ETF[a]	376,264	22,718,820
iShares iBoxx $ Investment Grade Corporate Bond ETF[a]	277,998	33,451,500
iShares Intermediate Credit Bond ETF[a]	195,813	21,568,802

		77,739,122
NON-INVESTMENT GRADE BONDS — 20.16%
iShares iBoxx $ High Yield Corporate Bond ETF[a,b]	539,551	45,241,351

		45,241,351

TOTAL INVESTMENT COMPANIES
(Cost: $233,908,887)		224,429,359

SHORT-TERM INVESTMENTS — 15.43%

MONEY MARKET FUNDS — 15.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[a,c,d]	32,822,093	32,822,093
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[a,c,d]	1,790,855	1,790,855

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[a,c]	7,900	$7,900

		34,620,848

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,620,848)		34,620,848

TOTAL INVESTMENTS IN SECURITIES — 115.44%
(Cost: $268,529,735)		259,050,207
Other Assets, Less Liabilities — (15.44)%		(34,640,461)

NET ASSETS — 100.00%		$224,409,746

[a]	Affiliated issuer. See Note 2.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

230

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.00%

AUSTRALIA — 2.41%
Alumina Ltd.	1,036,024	$1,182,010
Amcor Ltd./Australia	148,352	1,743,509
AMP Ltd.	728,768	3,270,218
APA Group	217,160	1,450,100
Asciano Ltd.	106,998	721,018
ASX Ltd.	133,487	4,454,803
Aurizon Holdings Ltd.	130,296	424,589
AusNet Services	564,264	660,999
Australia & New Zealand Banking Group Ltd.	376,412	6,971,774
Bendigo & Adelaide Bank Ltd.	60,512	430,395
BHP Billiton Ltd.	371,856	5,868,612
Boral Ltd.	230,824	1,134,428
Brambles Ltd.	576,591	5,491,519
Coca-Cola Amatil Ltd.	143,960	944,823
Commonwealth Bank of Australia	264,359	14,906,985
CSL Ltd.	99,064	7,951,683
Dexus Property Group	119,072	765,124
Goodman Group	227,896	1,198,301
GPT Group (The)	200,568	769,909
Incitec Pivot Ltd.	453,352	1,114,042
James Hardie Industries PLC	137,128	1,939,151
LendLease Group	103,456	1,002,696
Macquarie Group Ltd.	93,335	4,523,018
Medibank Pvt Ltd.	693,448	1,661,704
Mirvac Group	429,928	613,546
National Australia Bank Ltd.	399,184	8,283,090
Orica Ltd.[a]	122,488	1,430,194
Origin Energy Ltd.	381,754	1,599,433
QBE Insurance Group Ltd.	210,816	1,793,860
Rio Tinto Ltd.	100,665	3,960,201
Santos Ltd.	280,600	1,027,872
Scentre Group	799,972	2,863,239
South32 Ltd.[b]	1,287,344	1,630,845
Stockland	273,768	913,007
Suncorp Group Ltd.	444,231	4,237,687
Sydney Airport	452,376	2,351,022
Telstra Corp. Ltd.	970,958	3,971,689
Transurban Group	144,650	1,278,312
Vicinity Centres	585,112	1,482,474
Wesfarmers Ltd.	178,256	5,818,264
Westfield Corp.	313,476	2,416,216

Security	Shares	Value

Westpac Banking Corp.	510,780	$12,103,348
Woodside Petroleum Ltd.	112,240	2,427,490
Woolworths Ltd.[a]	216,334	3,650,258

		134,433,457
AUSTRIA — 0.08%
Erste Group Bank AGb	60,851	1,750,755
OMV AG	42,555	1,277,484
Voestalpine AG	42,944	1,548,372

		4,576,611
BELGIUM — 0.48%
Ageas	61,286	2,404,842
Anheuser-Busch InBev SA/NV	139,568	17,280,231
Groupe Bruxelles Lambert SA	41,679	3,681,956
KBC Groep NV	38,552	2,164,945
UCB SA	16,592	1,241,888

		26,773,862
BRAZIL — 0.40%
Ambev SA	634,495	3,565,219
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	536,800	2,672,489
BR Malls Participacoes SA	390,400	1,915,345
BRF SA	167,672	2,390,594
CCR SA	195,200	915,247
Cia. de Saneamento Basico do Estado de Sao Paulo	146,400	1,120,019
Cielo SA	163,555	1,587,775
Embraer SA	244,064	1,454,850
Hypermarcas SA	195,200	1,716,230
Klabin SA Units	244,000	1,232,445
Natura Cosmeticos SA	146,400	1,081,836
TIM Participacoes SA	146,400	324,127
Ultrapar Participacoes SA	97,600	2,048,276

		22,024,452
CANADA — 3.23%
Agnico Eagle Mines Ltd.	82,472	3,905,009
Agrium Inc.	21,143	1,824,989
Alimentation Couche-Tard Inc. Class B	65,392	2,871,276
ARC Resources Ltd.	37,576	635,066
Bank of Montreal	114,027	7,440,976
Bank of Nova Scotia (The)	181,218	9,519,515
Barrick Gold Corp.	244,976	4,750,493
BCE Inc.	43,432	2,040,188
Bombardier Inc. Class Ba,b	574,376	866,654

231

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Brookfield Asset Management Inc. Class A	230,336	$7,796,780
Cameco Corp.	121,746	1,525,956
Canadian Imperial Bank of Commerce/Canada	78,266	6,332,011
Canadian National Railway Co.	134,688	8,307,516
Canadian Natural Resources Ltd.	193,433	5,818,741
Canadian Pacific Railway Ltd.	33,184	4,795,864
Canadian Tire Corp. Ltd. Class A	7,535	822,137
Canadian Utilities Ltd. Class A	12,398	357,212
Cenovus Energy Inc.	117,608	1,867,494
Crescent Point Energy Corp.	59,048	996,547
Dollarama Inc.	37,576	2,713,656
Enbridge Inc.	167,872	6,985,062
Encana Corp.	118,096	905,095
Finning International Inc.	29,768	529,959
First Quantum Minerals Ltd.	174,216	1,486,803
Fortis Inc./Canada	15,311	486,490
Franco-Nevada Corp.	58,072	4,084,419
Gildan Activewear Inc.	68,320	2,125,523
Goldcorp Inc.	184,952	3,732,705
H&R REIT	14,152	247,654
Husky Energy Inc.	94,819	1,196,781
Imperial Oil Ltd.	80,191	2,663,857
Magna International Inc. Class A	61,488	2,586,953
Manulife Financial Corp.	285,986	4,223,807
National Bank of Canada	30,622	1,096,192
Open Text Corp.	22,448	1,258,959
Pembina Pipeline Corp.	40,016	1,204,058
Potash Corp. of Saskatchewan Inc.	145,074	2,571,166
Power Corp. of Canada	146,046	3,554,960
Restaurant Brands International Inc.	43,432	1,878,262
Rogers Communications Inc. Class B	106,384	4,144,611
Royal Bank of Canada	214,790	13,361,358
Saputo Inc.	19,520	614,773
Shaw Communications Inc. Class B	226,970	4,207,443
Silver Wheaton Corp.	109,312	2,294,278
SNC-Lavalin Group Inc.	67,344	2,538,169
Sun Life Financial Inc.	103,519	3,537,133
Suncor Energy Inc.	271,921	7,995,250
TELUS Corp.	22,380	710,743

Security	Shares	Value

Thomson Reuters Corp.	55,238	$2,277,256
Toronto-Dominion Bank (The)	275,431	12,280,713
Tourmaline Oil Corp.[a,b]	49,000	1,132,093
TransCanada Corp.	124,662	5,185,127
Valeant Pharmaceuticals International Inc.[a,b]	53,192	1,776,322

		180,062,054
CHILE — 0.16%
AES Gener SA	645,899	323,832
Aguas Andinas SA Series A	1,157,048	670,608
Banco de Chile	5,055,170	554,384
Banco de Credito e Inversiones	11,512	495,180
Banco Santander Chile	8,809,093	424,012
Cia. Cervecerias Unidas SA	61,000	683,718
Colbun SA	2,600,064	700,904
Empresa Nacional de Electricidad SA/Chile	527,528	485,694
Empresas CMPC SA	412,848	922,955
Empresas COPEC SA	61,488	614,410
Endesa Americas SA	527,528	247,336
Enersis Americas SA	3,808,840	647,403
Enersis Chile SA	3,808,840	466,608
Itau CorpBanca	43,111,872	391,983
LATAM Airlines Group SAb	113,704	812,131
SACI Falabella	77,600	600,762

		9,041,920
CHINA — 2.42%
58.com Inc. ADR[b]	10,736	586,722
Agricultural Bank of China Ltd. Class H	3,416,000	1,237,426
Alibaba Group Holding Ltd. ADR[a,b]	64,416	4,956,167
Baidu Inc.[b]	17,080	3,318,644
Bank of China Ltd. Class H	14,152,000	5,783,252
Belle International Holdings Ltd.	976,000	598,896
Brilliance China Automotive Holdings Ltd.	1,952,000	1,935,090
China Construction Bank Corp. Class H	11,080,260	7,127,636
China Galaxy Securities Co. Ltd. Class H	732,000	645,449
China Gas Holdings Ltd.[a]	1,952,000	2,823,369
China Huishan Dairy Holdings Co. Ltd.[a]	1,952,000	729,748

232

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

China Life Insurance Co. Ltd. Class H	1,952,000	$4,544,568
China Mengniu Dairy Co. Ltd.	976,000	1,658,289
China Merchants Bank Co. Ltd. Class H	976,288	2,147,099
China Mobile Ltd.	976,000	11,191,564
China Overseas Land & Investment Ltd.[a]	976,000	3,114,010
China Pacific Insurance Group Co. Ltd. Class H	585,600	2,068,458
China Petroleum & Chemical Corp. Class H	5,035,200	3,589,524
China Shenhua Energy Co. Ltd. Class H	976,000	1,650,740
China Shipping Container Lines Co. Ltd. Class Ha,b	3,451,000	791,881
China Taiping Insurance Holdings Co. Ltd.[a,b]	390,400	800,206
China Telecom Corp. Ltd. Class H	1,952,000	971,320
China Unicom Hong Kong Ltd.	1,952,000	2,304,997
Chongqing Changan Automobile Co. Ltd. Class B	443,979	768,086
CNOOC Ltd.	2,928,000	3,646,223
Country Garden Holdings Co. Ltd.[a]	3,427,866	1,356,617
Ctrip.com International Ltd.[a,b]	16,592	723,577
Evergrande Real Estate Group Ltd.[a]	3,416,000	2,536,503
Fosun International Ltd.[a]	1,709,500	2,375,652
GCL-Poly Energy Holdings Ltd.[a]	8,523,000	1,274,517
GOME Electrical Appliances Holding Ltd.[a]	6,832,000	880,730
Great Wall Motor Co. Ltd. Class H	1,058,500	802,349
Guangdong Investment Ltd.	1,462,000	2,073,171
Haier Electronics Group Co. Ltd.[a]	1,464,000	2,472,335
Hengan International Group Co. Ltd.[a]	244,000	2,195,534
Industrial & Commercial Bank of China Ltd. Class H	11,738,260	6,370,607
Kunlun Energy Co. Ltd.[a]	976,000	850,534
Lenovo Group Ltd.[a]	1,952,000	1,552,601
Netease Inc.	6,344	892,601

Security	Shares	Value

New Oriental Education & Technology Group Inc. ADR	23,424	$917,284
PetroChina Co. Ltd. Class H	3,904,000	2,873,697
Ping An Insurance Group Co. of China Ltd. Class H	1,464,000	6,916,877
Qihoo 360 Technology Co. Ltd. ADR[a,b]	6,832	518,822
Qunar Cayman Islands Ltd. ADR[a,b]	10,248	418,221
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	51,800	172,805
Shimao Property Holdings Ltd.[a]	851,500	1,181,114
Sino-Ocean Land Holdings Ltd.	3,660,000	1,651,369
SouFun Holdings Ltd. ADR[a]	59,536	338,760
TAL Education Group Class A ADR[a,b]	18,056	1,044,720
Tencent Holdings Ltd.	976,000	19,992,575
Vipshop Holdings Ltd. ADR[b]	41,480	565,787
Want Want China Holdings Ltd.[a]	2,928,000	2,257,186
YY Inc. ADR[b]	4,392	275,905

		134,471,814
COLOMBIA — 0.02%
Ecopetrol SA	771,528	382,735
Grupo de Inversiones Suramericana SA	60,512	816,755

		1,199,490
CZECH REPUBLIC — 0.04%
CEZ AS	57,096	1,115,564
Komercni Banka AS	1,962	403,698
O2 Czech Republic AS	53,192	540,591

		2,059,853
DENMARK — 0.69%
Carlsberg A/S Class B	22,433	2,185,201
Chr Hansen Holding A/S	24,888	1,549,204
Danske Bank A/S	183,009	5,176,285
DSV A/S	102,758	4,324,872
Novo Nordisk A/S Class B	348,920	19,485,568
Novozymes A/S Class B	51,240	2,456,221
TDC A/S	226,600	1,159,798
Tryg A/S	103,456	1,953,442

		38,290,591

233

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

EGYPT — 0.03%
Commercial International Bank Egypt SAE	138,535	$704,847
Global Telecom Holding SAE[b]	890,928	296,978
Talaat Moustafa Group	1,105,614	830,460

		1,832,285
FINLAND — 0.26%
Fortum OYJ	57,595	868,118
Metso OYJ	68,320	1,642,473
Nokia OYJ	591,193	3,487,181
Sampo OYJ Class A	101,992	4,454,212
UPM-Kymmene OYJ	203,496	3,887,675

		14,339,659
FRANCE — 3.28%
Accor SA	65,614	2,907,215
Air Liquide SA	48,361	5,483,634
Airbus Group SE	90,280	5,646,791
Alstom SAb	42,524	1,087,092
Arkema SA	11,658	930,401
AXA SA	284,992	7,186,036
BNP Paribas SA	166,394	8,812,386
Bouygues SA	64,654	2,156,377
Capgemini SA	64,130	5,988,481
Carrefour SA	85,051	2,410,487
Christian Dior SE	8,296	1,457,104
Cie. de Saint-Gobain	95,884	4,392,278
Cie. Generale des Etablissements Michelin Class B	42,944	4,483,293
Credit Agricole SA	247,416	2,737,146
Danone SA	89,955	6,302,339
Edenred	65,044	1,282,857
Engie SA	224,480	3,702,356
Essilor International SA	57,584	7,456,077
Groupe Eurotunnel SE Registered	122,976	1,570,483
Hermes International	3,416	1,216,792
Iliad SA	6,344	1,386,735
Ingenico Group SA	3,416	402,989
Kering	21,472	3,680,334
L’Oreal SA	38,639	7,012,230
Legrand SA	41,480	2,363,102
LVMH Moet Hennessy Louis Vuitton SE	45,440	7,551,683

Security	Shares	Value

Numericable-SFR SA	12,688	$415,403
Orange SA	304,417	5,048,652
Pernod Ricard SA	53,264	5,751,635
Publicis Groupe SA	26,352	1,950,679
Renault SA	30,256	2,920,613
Safran SA	43,920	3,026,776
Sanofi	177,632	14,670,831
Schneider Electric SE	85,051	5,536,961
SES SA	124,928	3,409,029
Societe Generale SA	114,192	4,479,549
Suez Environnement Co.	54,205	999,547
Technip SA	41,480	2,428,190
Total SA	323,403	16,272,087
Unibail-Rodamco SE	18,829	5,046,393
Veolia Environnement SA	60,754	1,492,937
Vinci SA	71,446	5,338,631
Vivendi SA	178,882	3,433,829
Wendel SA	8,296	958,734

		182,787,174
GERMANY — 2.97%
adidas AG	32,696	4,216,684
Allianz SE Registered	68,530	11,636,260
BASF SE	142,984	11,815,763
Bayer AG Registered	129,854	14,984,367
Bayerische Motoren Werke AG	65,880	6,074,177
Beiersdorf AG	20,008	1,795,710
Commerzbank AG	215,696	2,015,906
Continental AG	13,664	3,001,680
Daimler AG Registered	146,888	10,210,369
Deutsche Bank AG Registered	206,912	3,903,168
Deutsche Boerse AG	46,360	3,806,624
Deutsche Post AG Registered	169,371	4,973,877
Deutsche Telekom AG Registered	492,880	8,628,686
E.ON SE	312,808	3,227,695
Fresenius Medical Care AG & Co. KGaA	57,584	4,996,000
Fresenius SE & Co. KGaA	55,632	4,047,372
GEA Group AG	25,864	1,199,448
HeidelbergCement AG	27,947	2,483,585
Henkel AG & Co. KGaA	21,472	2,182,132
Infineon Technologies AG	203,527	2,896,386
Lanxess AG	28,792	1,505,890
Linde AG	38,639	5,903,638
MAN SE	26,372	2,861,938

234

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Merck KGaA	49,776	$4,678,886
METRO AG	53,216	1,691,388
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	32,807	6,085,349
Osram Licht AG	46,360	2,419,960
ProSiebenSat.1 Media SE Registered	40,504	2,065,338
SAP SE	147,018	11,504,199
Siemens AG Registered	127,856	13,343,594
ThyssenKrupp AG	96,715	2,249,789
Vonovia SE	66,856	2,250,112
Zalando SEa,b,c	16,592	549,965

		165,205,935
HONG KONG — 1.12%
AIA Group Ltd.[a]	1,854,400	11,163,884
Bank of East Asia Ltd. (The)[a]	390,400	1,421,750
Cheung Kong Property Holdings Ltd.[a]	869,516	5,968,871
CK Hutchison Holdings Ltd.	601,016	7,205,498
CLP Holdings Ltd.	244,000	2,256,871
Galaxy Entertainment Group Ltd.[a]	976,000	3,296,447
Hang Lung Properties Ltd.[a]	976,000	1,947,672
Hang Seng Bank Ltd.[a]	170,300	3,095,485
Henderson Land Development Co. Ltd.	641,457	4,010,553
Hong Kong & China Gas Co. Ltd.[a]	1,283,444	2,395,745
Hong Kong Exchanges and Clearing Ltd.[a]	169,800	4,296,878
Li & Fung Ltd.[a]	1,958,000	1,214,095
Link REIT[a]	488,000	2,966,173
New World Development Co. Ltd.[a]	1,646,666	1,643,015
Sands China Ltd.	390,400	1,399,103
Swire Pacific Ltd. Class Aa	488,000	5,306,399
Wharf Holdings Ltd. (The)[a]	488,200	2,649,567

		62,238,006
HUNGARY — 0.04%
OTP Bank PLC	92,001	2,439,651

		2,439,651

Security	Shares	Value

INDIA — 0.71%
Dr. Reddy’s Laboratories Ltd. ADR[a]	100,698	$4,591,829
ICICI Bank Ltd. ADR	558,760	3,939,258
Infosys Ltd. ADR[a]	637,969	11,993,817
Larsen & Toubro Ltd. GDR[a,d]	200,568	3,820,820
Reliance Industries Ltd. GDR[c]	258,288	7,645,325
Tata Motors Ltd. ADR[b]	115,718	3,515,513
Wipro Ltd. ADR[a]	316,224	3,842,122

		39,348,684
INDONESIA — 0.29%
Astra International Tbk PT	4,392,000	2,239,627
Bank Central Asia Tbk PT	4,148,000	4,104,595
Bank Danamon Indonesia Tbk PT	1,035,610	258,353
Bank Mandiri Persero Tbk PT	1,220,457	893,040
Bank Negara Indonesia Persero Tbk PT	2,050,788	712,986
Bank Rakyat Indonesia Persero Tbk PT	1,952,000	1,531,938
Charoen Pokphand Indonesia Tbk PT	2,218,445	624,926
Indocement Tunggal Prakarsa Tbk PT	369,900	553,251
Indofood Sukses Makmur Tbk PT	1,341,900	724,980
Kalbe Farma Tbk PT	5,514,400	574,939
Perusahaan Gas Negara Persero Tbk PT	1,708,000	339,321
Semen Indonesia Persero Tbk PT	732,000	549,500
Telekomunikasi Indonesia Persero Tbk PT	5,856,000	1,576,342
Unilever Indonesia Tbk PT	244,000	787,709
United Tractors Tbk PT	508,606	578,487

		16,049,994
IRELAND — 0.10%
Bank of Ireland[b]	4,290,496	1,302,241
CRH PLC	95,648	2,779,293
Kerry Group PLC Class A	16,592	1,479,813

		5,561,347
ISRAEL — 0.24%
Israel Chemicals Ltd.	165,572	822,426
Mizrahi Tefahot Bank Ltd.	71,248	826,534

235

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

NICE-Systems Ltd.	42,456	$2,734,474
Teva Pharmaceutical Industries Ltd.	156,648	8,817,614

		13,201,048
ITALY — 0.78%
Assicurazioni Generali SpA[a]	112,444	1,715,452
Atlantia SpA	136,640	3,806,093
CNH Industrial NV	271,328	2,082,128
Enel SpA	820,827	3,721,049
Eni SpA	351,848	5,722,442
Ferrari NVb	21,472	966,995
Fiat Chrysler Automobiles NVa	171,249	1,374,941
Finmeccanica SpA[b]	218,940	2,765,914
Intesa Sanpaolo SpA	2,062,776	5,717,490
Luxottica Group SpA	37,088	2,020,713
Mediobanca SpA	292,312	2,402,186
Snam SpA	725,656	4,429,921
Telecom Italia SpA/Milano[a,b]	1,971,032	1,918,892
Tenaris SA	35,624	480,647
UniCredit SpA	712,183	2,752,166
Unione di Banche Italiane SpA	404,552	1,715,334

		43,592,363
JAPAN — 7.72%
Acom Co. Ltd.[a,b]	292,800	1,592,688
Aeon Co. Ltd.	292,800	4,497,563
Aisin Seiki Co. Ltd.	97,600	3,949,792
Asahi Group Holdings Ltd.	146,400	4,801,323
ASICS Corp.	146,400	3,025,285
Astellas Pharma Inc.	488,000	6,827,758
Bandai Namco Holdings Inc.	97,600	2,134,530
Bridgestone Corp.	148,800	5,724,200
Canon Inc.	195,200	5,677,484
Casio Computer Co. Ltd.	97,600	1,929,286
Central Japan Railway Co.	48,800	8,864,227
Chugoku Electric Power Co. Inc. (The)	146,400	1,951,179
Concordia Financial Group Ltd.[b]	976,000	4,674,073
Dai-ichi Life Insurance Co. Ltd. (The)	195,200	2,497,582
Daiichi Sankyo Co. Ltd.	195,200	4,745,224
Daikin Industries Ltd.	97,600	8,103,915
Daiwa Securities Group Inc.	488,000	2,947,293
Denso Corp.	146,400	5,816,593
East Japan Railway Co.	97,600	8,961,376

Security	Shares	Value

Eisai Co. Ltd.	97,600	$6,234,833
FANUC Corp.	48,800	7,527,866
Fast Retailing Co. Ltd.	9,000	2,454,928
Fuji Heavy Industries Ltd.	94,400	3,278,568
FUJIFILM Holdings Corp.	146,400	6,251,709
Fujitsu Ltd.	488,000	1,782,423
Hitachi Ltd.	976,000	4,703,263
Honda Motor Co. Ltd.	292,800	8,189,205
Hoya Corp.	97,600	3,886,851
ITOCHU Corp.	244,000	3,226,880
Japan Tobacco Inc.	195,200	8,264,461
JFE Holdings Inc.	97,600	1,440,808
JTEKT Corp.	73,100	977,673
JX Holdings Inc.	559,180	2,459,462
Kakaku.com Inc.	97,600	1,817,999
Kao Corp.	146,400	8,368,451
KDDI Corp.	292,800	8,672,211
Keikyu Corp.	488,000	4,529,034
Keyence Corp.	10,000	6,276,929
Kintetsu Group Holdings Co. Ltd.	976,000	4,104,865
Kobe Steel Ltd.	976,000	985,168
Komatsu Ltd.	195,200	3,478,189
Kyocera Corp.	97,600	4,992,428
Kyushu Electric Power Co. Inc.	195,200	2,028,715
Marubeni Corp.	488,000	2,673,179
Mazda Motor Corp.	97,600	1,591,319
Mitsubishi Chemical Holdings Corp.	683,200	3,714,994
Mitsubishi Corp.	244,000	4,248,535
Mitsubishi Electric Corp.	488,000	5,464,031
Mitsubishi Heavy Industries Ltd.	976,000	3,625,964
Mitsubishi UFJ Financial Group Inc.	2,049,600	9,963,054
Mitsui & Co. Ltd.	341,600	4,282,970
Mitsui Fudosan Co. Ltd.	165,000	4,202,299
Mizuho Financial Group Inc.	3,757,600	5,893,035
MS&AD Insurance Group Holdings Inc.	97,600	2,707,842
Murata Manufacturing Co. Ltd.	48,800	6,747,941
NEC Corp.	592,000	1,493,902
Nidec Corp.	49,100	3,756,096
Nippon Steel & Sumitomo Metal Corp.	146,734	3,207,728
Nippon Telegraph & Telephone Corp.	195,200	8,873,805

236

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Nissan Motor Co. Ltd.	488,000	$4,560,961
Nitto Denko Corp.	48,800	2,752,996
Nomura Holdings Inc.	613,200	2,744,628
NTT DOCOMO Inc.	267,820	6,500,570
Olympus Corp.	48,800	1,981,737
ORIX Corp.	364,700	5,407,697
Panasonic Corp.	390,400	3,628,336
Rakuten Inc.	244,000	2,783,326
Resona Holdings Inc.	488,000	1,793,370
SBI Holdings Inc./Japan	341,630	3,710,211
Secom Co. Ltd.	48,800	3,851,731
Seven & I Holdings Co. Ltd.	195,200	8,288,178
Seven Bank Ltd.	585,600	2,577,855
Shin-Etsu Chemical Co. Ltd.	97,600	5,658,328
SoftBank Group Corp.	146,400	8,193,310
Sony Corp.	195,200	5,068,140
Sumitomo Chemical Co. Ltd.	488,000	2,307,846
Sumitomo Corp.	364,700	3,988,027
Sumitomo Electric Industries Ltd.	364,700	4,584,527
Sumitomo Mitsui Financial Group Inc.	195,200	6,226,624
Sumitomo Mitsui Trust Holdings Inc.	976,080	3,143,672
Suzuki Motor Corp.	97,600	2,804,991
T&D Holdings Inc.	195,200	1,973,072
Takeda Pharmaceutical Co. Ltd.	146,400	7,199,933
TDK Corp.	48,800	3,001,112
Terumo Corp.	146,400	5,781,018
Tohoku Electric Power Co. Inc.	195,200	2,568,733
Tokio Marine Holdings Inc.	195,200	6,730,154
Tokyo Electric Power Co. Holdings Inc.[b]	341,600	1,883,677
Tokyo Electron Ltd.	48,800	3,380,128
Tokyo Gas Co. Ltd.	488,000	2,212,522
Toray Industries Inc.	488,000	4,226,642
Toshiba Corp.[a,b]	976,000	2,143,652
Toyota Motor Corp.	488,000	25,787,672
USS Co. Ltd.	195,200	3,199,970

		429,746,330
MALAYSIA — 0.34%
AirAsia Bhd	1,268,800	617,105
Alliance Financial Group Bhd	927,200	949,392
Axiata Group Bhd[a]	110,000	159,094
Berjaya Sports Toto Bhd	100,746	78,400
Bumi Armada Bhd[b]	2,537,600	513,171

Security	Shares	Value

CIMB Group Holdings Bhd	740,900	$885,704
DiGi.Com Bhd[a]	780,800	879,437
Gamuda Bhd	207,900	252,790
Genting Bhd	98,000	221,764
Genting Plantations Bhd[a]	195,200	534,658
Hong Leong Bank Bhd	121,900	420,011
Hong Leong Financial Group Bhd	244,000	933,152
IHH Healthcare Bhd[a]	1,366,400	2,291,033
IJM Corp. Bhd	390,420	344,797
IOI Corp. Bhd	97,600	110,429
IOI Properties Group Bhd	439,215	272,085
Kuala Lumpur Kepong Bhd	49,000	300,033
Lafarge Malaysia Bhd	292,800	656,580
Malayan Banking Bhd[a]	176,700	403,924
Malaysia Airports Holdings Bhd	292,800	502,178
Maxis Bhd[a]	490,000	702,419
Petronas Chemicals Group Bhd	98,000	168,330
Petronas Gas Bhd	146,400	823,723
PPB Group Bhd	195,200	808,482
Public Bank Bhd	375,970	1,799,728
RHB Capital Bhd	146,400	229,353
Sapurakencana Petroleum Bhd[a]	1,756,800	742,025
Telekom Malaysia Bhd[a]	634,400	1,079,933
Tenaga Nasional Bhd	195,200	717,541
YTL Corp. Bhd	510,133	203,714
YTL Power International Bhd[a]	972,990	373,604

		18,974,589
MEXICO — 0.44%
Alfa SAB de CV	844,400	1,594,226
America Movil SAB de CV	4,977,600	3,533,583
Cemex SAB de CV CPO[b]	3,248,837	2,422,035
Fomento Economico Mexicano SAB de CV	585,600	5,472,677
Gentera SAB de CV	829,600	1,657,335
Grupo Financiero Banorte SAB de CV	439,200	2,504,293
Grupo Mexico SAB de CV Series B	634,428	1,620,770
Grupo Televisa SAB	390,400	2,285,068
Mexichem SAB de CV	244,047	618,764
Wal-Mart de Mexico SAB de CV	1,171,200	2,909,325

		24,618,076
NETHERLANDS — 1.01%
Aegon NV	208,010	1,194,080

237

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Akzo Nobel NV	63,670	$4,513,291
Altice NV Class Aa,b	69,784	1,059,034
Altice NV Class Bb	12,200	186,473
ASML Holding NV	53,240	5,146,577
Gemalto NV	14,640	952,418
Heineken NV	46,848	4,391,852
ING Groep NV CVA	555,869	6,809,124
Koninklijke Ahold NV	185,831	4,043,987
Koninklijke DSM NV	24,565	1,506,938
Koninklijke KPN NV	673,928	2,651,418
Koninklijke Philips NV	191,902	5,275,076
RELX NV	389,494	6,537,694
TNT Express NVb	125,904	1,143,106
Unilever NV CVA	206,512	9,074,412
Wolters Kluwer NV	49,288	1,876,182

		56,361,662
NEW ZEALAND — 0.03%
Auckland International Airport Ltd.	278,449	1,197,438
Contact Energy Ltd.	64,416	228,818

		1,426,256
NORWAY — 0.21%
DNB ASA	152,256	1,949,442
Orkla ASA	459,932	4,015,377
Statoil ASA	104,493	1,846,586
Telenor ASA	197,640	3,401,852
Yara International ASA	15,109	604,934

		11,818,191
PERU — 0.06%
Credicorp Ltd.	16,283	2,367,874
Southern Copper Corp.[a]	36,149	1,072,541

		3,440,415
PHILIPPINES — 0.18%
Aboitiz Equity Ventures Inc.	376,450	533,112
Aboitiz Power Corp.	1,239,500	1,186,959
Alliance Global Group Inc.	927,200	286,738
Ayala Land Inc.	1,317,600	973,710
Bank of the Philippine Islands	685,449	1,323,021
BDO Unibank Inc.	736,882	1,571,596
International Container Terminal Services Inc.	127,720	177,058
Jollibee Foods Corp.	386,390	1,892,085
Metropolitan Bank & Trust Co.	185,557	321,546

Security	Shares	Value

Philippine Long Distance Telephone Co.	9,810	$359,238
SM Prime Holdings Inc.	2,404,325	1,161,460

		9,786,523
POLAND — 0.14%
Alior Bank SAb	42,456	767,138
Bank Handlowy w Warszawie SA	17,255	334,322
Bank Millennium SAb	649,528	850,212
Bank Pekao SA	18,056	733,859
CCC SA	10,736	477,805
Cyfrowy Polsat SAb	129,320	822,004
Eurocash SA	27,328	389,909
KGHM Polska Miedz SA	27,947	544,044
mBank SAb	7,808	660,649
Polski Koncern Naftowy ORLEN SA	17,568	316,194
Powszechna Kasa Oszczednosci Bank Polski SAb	168,268	1,077,500
Synthos SA	787,819	839,422

		7,813,058
PORTUGAL — 0.11%
Banco Comercial Portugues SA Registered[a,b]	16,537,344	733,018
Banco Espirito Santo SA Registered[b]	1	—
EDP - Energias de Portugal SA	855,650	3,041,976
Jeronimo Martins SGPS SA	131,760	2,156,522

		5,931,516
QATAR — 0.10%
Ezdan Holding Group QSC	103,944	525,446
Masraf Al Rayan QSC	163,968	1,540,621
Ooredoo QSC	31,720	799,122
Qatar Insurance Co. SAQ	35,500	779,266
Qatar National Bank SAQ	39,838	1,576,052
Vodafone Qatar QSC	79,544	262,240

		5,482,747
RUSSIA — 0.35%
Lukoil PJSC ADR	96,015	4,080,637
Magnit PJSC GDR[d]	95,160	3,292,536
MMC Norilsk Nickel PJSC ADR	51,352	758,469
Mobile TeleSystems PJSC ADR	301,493	2,791,825
Novatek OAO GDR[d]	41,274	3,962,304

238

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Surgutneftegas OAO ADR	218,371	$1,146,448
Tatneft PAO ADR	115,608	3,624,311

		19,656,530
SINGAPORE — 0.43%
Ascendas REIT[a]	1,572,199	2,877,579
CapitaLand Ltd.[a]	1,952,000	4,516,737
CapitaLand Mall Trust[a]	1,464,000	2,254,738
Genting Singapore PLC	1,464,000	887,735
Global Logistic Properties Ltd.[a]	732,000	1,042,952
Hutchison Port Holdings Trust[a]	1,464,000	651,480
Keppel Corp. Ltd.[a]	443,600	1,782,255
Noble Group Ltd.[a,b]	2,391,200	818,386
Oversea-Chinese Banking Corp. Ltd.	439,200	2,865,804
Singapore Press Holdings Ltd.[a]	236,000	712,890
Singapore Telecommunications Ltd.[a]	1,904,200	5,468,704

		23,879,260
SOUTH AFRICA — 0.72%
Barclays Africa Group Ltd.	6,563	66,784
Barloworld Ltd.	89,792	521,247
Brait SEa,b	132,248	1,484,401
Capitec Bank Holdings Ltd.[a]	22,936	955,983
FirstRand Ltd.	1,277,584	4,121,747
Fortress Income Fund Ltd.	252,296	668,958
Gold Fields Ltd.	55,144	251,518
Growthpoint Properties Ltd.	595,848	1,056,755
MMI Holdings Ltd./South Africa	246,939	412,182
Mr. Price Group Ltd.	102,480	1,306,804
MTN Group Ltd.	262,553	2,759,808
Naspers Ltd. Class N	75,640	10,418,459
PSG Group Ltd.	68,320	957,537
Redefine Properties Ltd.	1,237,080	1,072,137
Sanlam Ltd.	910,286	4,429,225
Sappi Ltd.[b]	354,288	1,541,496
Sasol Ltd.	97,687	3,199,114
Standard Bank Group Ltd.	409,460	3,687,833
Woolworths Holdings Ltd./South Africa	223,504	1,443,873

		40,355,861
SOUTH KOREA — 1.58%
AmorePacific Corp.	8,296	2,967,018
AmorePacific Group	12,200	1,798,841
BGF retail Co. Ltd.	4,392	716,967

Security	Shares	Value

BNK Financial Group Inc.	29,768	$242,711
Celltrion Inc.[a,b]	19,121	1,688,233
CJ CheilJedang Corp.	3,416	1,139,266
CJ Corp.	1,952	366,621
CJ E&M Corp.	4,880	288,243
Coway Co. Ltd.	8,118	702,506
Daelim Industrial Co. Ltd.	3,741	297,796
DGB Financial Group Inc.	24,228	194,989
Doosan Heavy Industries & Construction Co. Ltd.[a]	33,672	771,318
GS Engineering & Construction Corp.[a,b]	41,480	1,128,559
GS Retail Co. Ltd.	7,808	366,621
Hana Financial Group Inc.	37,869	852,501
Hankook Tire Co. Ltd.	11,224	523,077
Hanmi Pharm Co. Ltd.	1,497	784,368
Hanmi Science Co. Ltd.	4,491	536,051
Hanssem Co. Ltd.[a]	2,928	490,827
Hanwha Chemical Corp.	6,832	150,803
Hanwha Corp.	54,168	1,797,043
Hyundai Department Store Co. Ltd.	1,992	257,873
Hyundai Development Co.- Engineering & Construction	8,296	367,692
Hyundai Engineering & Construction Co. Ltd.	11,190	394,803
Hyundai Glovis Co. Ltd.	3,904	651,009
Hyundai Heavy Industries Co. Ltd.[a,b]	14,640	1,490,469
Hyundai Marine & Fire Insurance Co. Ltd.	8,682	242,310
Hyundai Mobis Co. Ltd.	8,784	2,008,278
Hyundai Motor Co.	23,400	2,947,077
Hyundai Steel Co.	7,320	404,097
Hyundai Wia Corp.	2,440	206,867
Kakao Corp.	2,928	258,262
KB Financial Group Inc.	56,025	1,711,137
KCC Corp.	2,928	1,092,154
Kia Motors Corp.	33,672	1,415,560
Korea Aerospace Industries Ltd.[a]	35,624	2,119,806
Korea Electric Power Corp.	38,552	2,091,025
Korea Zinc Co. Ltd.	1,952	848,882
KT Corp.	49,140	1,317,559
KT&G Corp.	16,592	1,791,132
LG Chem Ltd.	6,832	1,780,853

239

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

LG Corp.	12,166	$727,141
LG Display Co. Ltd.	33,790	708,777
LG Electronics Inc.	17,568	897,365
LG Household & Health Care Ltd.	976	862,587
Lotte Chemical Corp.	7,808	2,004,423
Lotte Confectionery Co. Ltd.[a]	454	995,341
Lotte Shopping Co. Ltd.	1,952	465,986
Mirae Asset Securities Co. Ltd.[a]	12,200	263,937
NAVER Corp.	3,904	2,319,649
NCsoft Corp.	2,440	490,398
OCI Co. Ltd.[a,b]	14,640	1,458,346
Orion Corp./Republic of Korea	500	408,110
Ottogi Corp.	488	349,918
POSCO	9,762	2,060,524
S-1 Corp.	1,952	159,497
Samsung C&T Corp.	9,254	1,063,958
Samsung Electronics Co. Ltd.	16,592	18,129,752
Samsung Fire & Marine Insurance Co. Ltd.	5,368	1,387,464
Samsung Heavy Industries Co. Ltd.[b]	21,565	202,515
Samsung SDI Co. Ltd.	7,925	792,917
Samsung SDS Co. Ltd.	1,464	219,073
Samsung Securities Co. Ltd.	8,296	286,872
Shinhan Financial Group Co. Ltd.	55,935	2,052,030
Shinsegae Co. Ltd.	488	90,585
SK Holdings Co. Ltd.	7,320	1,439,073
SK Hynix Inc.	87,352	2,158,117
SK Innovation Co. Ltd.	23,424	3,186,519
SK Telecom Co. Ltd.	6,344	1,146,976
Woori Bank	46,360	427,225

		87,956,279
SPAIN — 1.06%
ACS Actividades de Construccion y Servicios SA	86,378	2,856,690
Amadeus IT Holding SA Class A	71,248	3,242,937
Banco Bilbao Vizcaya Argentaria SA	907,966	6,221,951
Banco de Sabadell SA	1,324,937	2,532,734
Banco de Sabadell SA New[b]	38,506	73,608
Banco Popular Espanol SAa	647,428	1,761,137
Banco Santander SA	1,791,940	9,073,649
Bankia SA	1,197,552	1,115,123

Security	Shares	Value

Distribuidora Internacional de Alimentacion SAa	146,888	$815,282
Ferrovial SA	90,984	1,958,077
Grifols SA	97,974	2,131,514
Iberdrola SA	916,175	6,510,109
Industria de Diseno Textil SA	220,088	7,066,997
International Consolidated Airlines Group SA	300,608	2,311,983
Red Electrica Corp. SA	12,804	1,143,434
Repsol SA	260,976	3,421,010
Telefonica SA	604,960	6,597,704

		58,833,939
SWEDEN — 0.94%
Atlas Copco AB Class A	273,280	7,078,584
Boliden AB	108,336	1,890,575
Hennes & Mauritz AB Class B	179,825	6,399,546
Hexagon AB Class B	29,719	1,186,174
Investor AB Class B	71,962	2,643,482
Lundin Petroleum ABa,b	63,440	1,189,334
Millicom International Cellular SA SDR	6,637	383,869
Nordea Bank AB	538,265	5,230,043
Sandvik AB	300,608	3,087,598
Skandinaviska Enskilda Banken AB Class A	238,531	2,280,516
SKF AB Class B	62,355	1,149,562
Svenska Handelsbanken AB Class A	465,064	6,197,027
Swedbank AB Class A	142,008	3,065,870
Telefonaktiebolaget LM Ericsson Class B	567,175	4,595,401
Telia Co. AB	370,372	1,770,502
Volvo AB Class B	357,993	4,194,646

		52,342,729
SWITZERLAND — 3.07%
ABB Ltd. Registered	355,384	7,519,236
Actelion Ltd. Registered	28,304	4,577,068
Adecco SA Registered	23,912	1,540,497
Aryzta AG	14,640	568,952
Barry Callebaut AG Registered	1,464	1,721,365
Cie. Financiere Richemont SA Class A Registered	91,902	6,117,212
Credit Suisse Group AG Registered	246,646	3,749,225

240

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Galenica AG Registered	1,464	$2,141,396
Geberit AG Registered	5,856	2,250,146
Givaudan SA Registered	2,440	4,811,268
Julius Baer Group Ltd.	65,883	2,818,844
Kuehne + Nagel International AG Registered	3,904	562,893
LafargeHolcim Ltd. Registered	70,290	3,561,800
Lonza Group AG Registered	24,888	4,144,105
Nestle SA Registered	487,024	36,329,907
Novartis AG Registered	333,792	25,491,470
Roche Holding AG	107,360	27,162,024
Schindler Holding AG Participation Certificates	3,416	622,614
Schindler Holding AG Registered	3,904	718,075
SGS SA Registered	976	2,149,542
Sonova Holding AG Registered	4,392	587,433
Sulzer AG Registered	6,344	579,465
Swatch Group AG (The) Bearer[a]	5,856	2,001,487
Swiss Prime Site AG Registered	9,272	813,053
Swiss Re AG	66,940	5,943,238
Swisscom AG Registered	3,416	1,733,838
Syngenta AG Registered	16,347	6,549,033
UBS Group AG	526,539	9,118,985
Zurich Insurance Group AG	21,498	4,815,462

		170,699,633
TAIWAN — 1.21%
Acer Inc.[b]	2,440,000	869,997
Advanced Semiconductor Engineering Inc.	2,928,524	2,755,734
Chang Hwa Commercial Bank Ltd.	2,295,276	1,199,126
China Airlines Ltd.[b]	3,416,000	1,117,378
China Development Financial Holding Corp.	1,992,000	508,299
China Steel Corp.	1,505,305	1,057,116
Chunghwa Telecom Co. Ltd.	1,464,140	4,948,106
CTBC Financial Holding Co. Ltd.	1,404,984	714,406
E.Sun Financial Holding Co. Ltd.	699,835	388,399
EVA Airways Corp.[b]	2,451,581	1,216,175
Far EasTone Telecommunications Co. Ltd.	488,000	1,101,491
First Financial Holding Co. Ltd.	977,409	478,810
Formosa Plastics Corp.	506,160	1,260,182
Formosa Taffeta Co. Ltd.	488,000	447,859
Highwealth Construction Corp.	488,000	733,823

Security	Shares	Value

Hon Hai Precision Industry Co. Ltd.	2,338,091	$5,589,149
Hua Nan Financial Holdings Co. Ltd.	2,302,166	1,117,071
Inotera Memories Inc.[b]	976,000	886,640
MediaTek Inc.	488,000	3,479,986
Mega Financial Holding Co. Ltd.	1,051,287	746,426
Nan Ya Plastics Corp.	493,830	967,664
Phison Electronics Corp.	488,000	4,077,636
Siliconware Precision Industries Co. Ltd.	889,454	1,320,958
SinoPac Financial Holdings Co. Ltd.	1,163,475	344,862
Taishin Financial Holding Co. Ltd.	996,043	376,763
Taiwan Business Bank[b]	6,834,753	1,763,096
Taiwan Cooperative Financial Holding Co. Ltd.	3,465,451	1,531,103
Taiwan Mobile Co. Ltd.	488,000	1,611,385
Taiwan Semiconductor Manufacturing Co. Ltd.	4,392,000	20,426,007
Uni-President Enterprises Corp.	1,180,600	2,130,373
United Microelectronics Corp.	5,368,000	1,997,210

		67,163,230
THAILAND — 0.17%
Bangkok Dusit Medical Services PCL NVDR	2,391,200	1,629,275
BEC World PCL NVDR[a]	878,400	653,833
Central Pattana PCL NVDR	1,245,500	1,880,908
Charoen Pokphand Foods PCL NVDR	1,854,400	1,263,519
Energy Absolute PCL NVDR[a]	1,122,400	684,430
Glow Energy PCL NVDR	559,100	1,416,557
Indorama Ventures PCL NVDR	2,000,833	1,632,515
Kasikornbank PCL NVDR[a]	97,623	463,940

		9,624,977
TURKEY — 0.18%
Akbank TAS	252,784	777,992
Anadolu Efes Biracilik ve Malt Sanayii AS	66,586	524,243
Arcelik AS	96,715	650,351
BIM Birlesik Magazalar AS	40,342	889,334
Coca-Cola Icecek AS	40,580	596,000
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	890,600	959,348

241

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

TAV Havalimanlari Holding AS	100,885	$588,854
Turk Hava Yollari AOb	375,847	928,084
Turkiye Garanti Bankasi AS	463,600	1,430,137
Turkiye Halk Bankasi AS	101,504	390,498
Turkiye Is Bankasi Class C	187,392	329,275
Turkiye Sise ve Cam Fabrikalari AS	716,146	1,002,087
Turkiye Vakiflar Bankasi Tao Class Da	442,128	781,631

		9,847,834
UNITED ARAB EMIRATES — 0.09%
Abu Dhabi Commercial Bank PJSC	285,480	512,985
Aldar Properties PJSC	1,774,368	1,314,007
Arabtec Holding PJSC[b]	742,032	329,302
DP World Ltd.	52,963	1,001,001
Dubai Financial Market PJSC	1,439,450	599,616
Emaar Properties PJSC	789,096	1,460,911

		5,217,822
UNITED KINGDOM — 6.58%
3i Group PLC	543,897	3,773,433
Aggreko PLC	47,336	753,754
Anglo American PLC	206,424	2,308,451
Antofagasta PLC[a]	75,640	535,410
ARM Holdings PLC	211,304	2,901,932
AstraZeneca PLC	206,524	11,883,662
Auto Trader Group PLC[c]	299,632	1,645,992
Aviva PLC	451,987	2,862,990
BAE Systems PLC	605,170	4,231,332
Barclays PLC	2,338,321	5,874,576
BHP Billiton PLC	283,528	3,875,542
BP PLC	2,622,512	14,358,430
British American Tobacco PLC	282,064	17,230,266
British Land Co. PLC (The)	412,376	4,343,407
BT Group PLC	1,258,567	8,171,172
Burberry Group PLC	75,152	1,308,973
Capita PLC	56,120	822,925
Carnival PLC	63,307	3,150,326
Centrica PLC	1,147,776	4,008,406
Compass Group PLC	409,432	7,311,286
Diageo PLC	330,972	8,950,169
Experian PLC	377,224	6,912,973
Fresnillo PLC	112,728	1,837,957
GlaxoSmithKline PLC	754,040	16,116,025

Security	Shares	Value

Glencore PLC	1,710,440	$4,081,663
HSBC Holdings PLC	2,843,576	18,849,147
Imperial Brands PLC	147,018	8,008,415
Inmarsat PLC	199,592	2,717,695
Intertek Group PLC	20,496	977,902
J Sainsbury PLC[a]	528,531	2,236,795
Johnson Matthey PLC	88,053	3,723,910
Kingfisher PLC	203,008	1,082,190
Land Securities Group PLC	270,006	4,477,423
Legal & General Group PLC	1,729,744	5,653,139
Lloyds Banking Group PLC	7,056,926	6,933,494
Marks & Spencer Group PLC	530,475	3,290,990
National Grid PLC	599,271	8,557,503
Next PLC	20,008	1,490,400
Old Mutual PLC	1,558,417	4,234,829
Pearson PLC	233,500	2,753,538
Petrofac Ltd.	49,288	610,107
Prudential PLC	420,883	8,308,037
Randgold Resources Ltd.	41,310	4,096,870
Reckitt Benckiser Group PLC	88,939	8,669,285
RELX PLC	401,684	7,119,970
Rio Tinto PLC	187,392	6,315,119
Rolls-Royce Holdings PLC	410,408	4,025,081
Rolls-Royce Holdings PLC New[b]	29,138,968	42,686
Royal Bank of Scotland Group PLC[b]	346,480	1,167,385
Royal Dutch Shell PLC Class A	507,032	13,217,266
Royal Dutch Shell PLC Class B	576,942	15,094,609
SABMiller PLC	170,084	10,427,188
Severn Trent PLC	21,960	716,409
Shire PLC	115,656	7,219,182
Sky PLC	198,665	2,731,265
Smith & Nephew PLC	262,201	4,440,179
SSE PLC	203,078	4,492,086
Standard Chartered PLC	520,208	4,207,296
Standard Life PLC	748,373	3,575,009
Tate & Lyle PLC	47,336	407,734
Taylor Wimpey PLC	630,008	1,700,903
Tesco PLC[b]	1,181,965	2,979,846
Unilever PLC	216,758	9,698,923
United Utilities Group PLC	15,128	208,203
Vedanta Ltd. ADR	220,576	1,385,217
Vodafone Group PLC	4,217,646	13,543,127
Weir Group PLC (The)	49,776	875,003
Wm Morrison Supermarkets PLC	671,488	1,879,781

242

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Wolseley PLC	84,177	$4,711,712
WPP PLC	359,891	8,414,187

		366,518,087
UNITED STATES — 52.53%
3M Co.	109,351	18,303,170
Abbott Laboratories	223,562	8,696,562
AbbVie Inc.	232,776	14,199,336
Accenture PLC Class A	118,096	13,335,400
Activision Blizzard Inc.	81,984	2,825,988
Adobe Systems Inc.[b]	111,264	10,483,294
ADT Corp. (The)	60,792	2,552,048
Advance Auto Parts Inc.	14,152	2,209,127
AES Corp./VA	259,285	2,893,621
Aetna Inc.	53,192	5,971,866
Aflac Inc.	78,250	5,396,902
AGCO Corp.	24,579	1,314,239
Agilent Technologies Inc.	29,280	1,198,138
Air Products & Chemicals Inc.	50,264	7,333,015
Akamai Technologies Inc.[b]	36,695	1,871,078
Alcoa Inc.	165,920	1,853,326
Alexion Pharmaceuticals Inc.[b]	33,672	4,689,836
Alleghany Corp.[b]	2,440	1,271,923
Allergan PLC[b]	57,096	12,364,710
Alliant Energy Corp.	15,616	1,101,240
Allstate Corp. (The)	106,435	6,923,597
Alphabet Inc. Class Ab	43,920	31,090,090
Alphabet Inc. Class Cb	44,408	30,775,188
Altria Group Inc.	312,320	19,585,587
Amazon.com Inc.[b]	60,512	39,913,110
Ameren Corp.	29,709	1,426,032
American Electric Power Co. Inc.	115,183	7,314,120
American Express Co.	146,046	9,555,790
American International Group Inc.	221,782	12,379,871
American Tower Corp.	100,528	10,543,377
American Water Works Co. Inc.	42,944	3,124,605
Ameriprise Financial Inc.	34,160	3,275,944
AmerisourceBergen Corp.	20,008	1,702,681
AMETEK Inc.	16,104	774,441
Amgen Inc.	111,264	17,613,091
Amphenol Corp. Class A	30,256	1,689,192
Anadarko Petroleum Corp.	84,079	4,436,008
Annaly Capital Management Inc.	200,568	2,089,919
Anthem Inc.	52,793	7,431,671
Apache Corp.	57,104	3,106,458
Apple Inc.	868,134	81,378,881

Security	Shares	Value

Applied Materials Inc.	274,837	$5,625,913
Archer-Daniels-Midland Co.	111,295	4,445,122
AT&T Inc.	895,480	34,762,534
Autodesk Inc.[b]	36,600	2,189,412
Automatic Data Processing Inc.	120,048	10,617,045
AutoZone Inc.[b]	3,416	2,614,026
AvalonBay Communities Inc.	16,592	2,933,300
Baker Hughes Inc.	71,446	3,455,129
Bank of America Corp.	1,541,623	22,446,031
Bank of New York Mellon Corp. (The)	168,399	6,776,376
Baxalta Inc.	23,982	1,006,045
Baxter International Inc.	85,470	3,779,483
BB&T Corp.	148,962	5,270,276
Becton Dickinson and Co.	43,674	7,042,869
Bed Bath & Beyond Inc.[b]	54,168	2,557,813
Berkshire Hathaway Inc. Class Bb	179,584	26,125,880
Best Buy Co. Inc.	62,464	2,003,845
Biogen Inc.[b]	39,528	10,869,805
BlackRock Inc.[e]	14,339	5,109,416
Boeing Co. (The)	103,456	13,945,869
BorgWarner Inc.	22,936	823,861
Boston Properties Inc.	30,967	3,990,408
Boston Scientific Corp.[b]	320,280	7,020,538
Bristol-Myers Squibb Co.	272,468	19,666,740
Broadcom Ltd.	71,734	10,455,230
Brown-Forman Corp. Class B	6,344	611,054
Bunge Ltd.	7,535	470,938
CA Inc.	141,520	4,197,483
Cablevision Systems Corp. Class A	50,264	1,678,315
Cabot Oil & Gas Corp.	79,544	1,861,330
Calpine Corp.[b]	77,104	1,216,701
Capital One Financial Corp.	84,079	6,086,479
Cardinal Health Inc.	76,775	6,023,766
CarMax Inc.[a,b]	29,280	1,550,376
Carnival Corp.	92,290	4,526,824
Caterpillar Inc.	86,023	6,685,708
CBRE Group Inc. Class Ab	48,800	1,445,944
CBS Corp. Class B NVS	129,320	7,230,281
Celanese Corp. Series A	15,128	1,069,550
Celgene Corp.[b]	121,024	12,515,092
CenturyLink Inc.	95,381	2,952,042
Cerner Corp.[b]	28,792	1,616,383
CF Industries Holdings Inc.	35,136	1,161,948

243

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

CH Robinson Worldwide Inc.	52,216	$3,705,770
Charles Schwab Corp. (The)	244,708	6,952,154
Cheniere Energy Inc.[b]	48,800	1,897,344
Chevron Corp.	267,424	27,325,384
Chipotle Mexican Grill Inc.[b]	4,880	2,054,334
Chubb Ltd.	69,855	8,233,110
Church & Dwight Co. Inc.	30,863	2,861,000
Cigna Corp.	57,096	7,910,080
Cisco Systems Inc.	769,088	21,142,229
CIT Group Inc.	33,672	1,164,041
Citigroup Inc.	453,931	21,007,927
Citrix Systems Inc.[b]	27,816	2,276,461
Clorox Co. (The)	22,115	2,769,461
CME Group Inc./IL	47,947	4,406,809
CMS Energy Corp.	40,016	1,627,851
Coach Inc.	59,536	2,397,515
Coca-Cola Co. (The)	580,750	26,017,600
Coca-Cola Enterprises Inc.	32,208	1,690,276
Cognizant Technology Solutions Corp. Class Ab	133,224	7,776,285
Colgate-Palmolive Co.	155,204	11,007,068
Columbia Pipeline Group Inc.	71,248	1,825,374
Comcast Corp. Class A	401,624	24,402,674
Comerica Inc.	45,872	2,036,717
ConAgra Foods Inc.	150,334	6,698,883
Concho Resources Inc.[b]	22,448	2,607,784
ConocoPhillips	170,642	8,154,981
Consolidated Edison Inc.	37,667	2,809,958
Constellation Brands Inc. Class A	27,816	4,340,965
Core Laboratories NV	9,760	1,304,522
Corning Inc.	268,033	5,004,176
Costco Wholesale Corp.	75,334	11,159,225
CR Bard Inc.	30,744	6,522,954
Crown Castle International Corp.	37,576	3,264,603
CSX Corp.	198,128	5,402,951
Cummins Inc.	27,947	3,270,637
CVS Health Corp.	161,159	16,196,479
Danaher Corp.	127,578	12,343,171
Deere & Co.	59,782	5,028,264
Delphi Automotive PLC	44,408	3,269,761
Delta Air Lines Inc.	42,579	1,774,267
Devon Energy Corp.	70,474	2,444,038
Discover Financial Services	47,336	2,663,597
Dollar General Corp.	34,160	2,798,046
Dollar Tree Inc.[b]	33,672	2,683,995

Security	Shares	Value

Dominion Resources Inc./VA	115,168	$8,231,057
Dover Corp.	68,014	4,468,520
Dow Chemical Co. (The)	155,766	8,194,849
DR Horton Inc.	92,720	2,787,163
Dr Pepper Snapple Group Inc.	63,670	5,788,240
DTE Energy Co.	11,224	1,000,732
Duke Energy Corp.	125,904	9,918,717
Duke Realty Corp.	53,192	1,163,309
Eaton Corp. PLC	109,312	6,916,170
eBay Inc.[b]	182,741	4,464,363
Ecolab Inc.	48,800	5,611,024
Edgewell Personal Care Co.	7,678	630,133
Edison International	92,827	6,563,797
Edwards Lifesciences Corp.[b]	28,792	3,057,998
EI du Pont de Nemours & Co.	134,382	8,857,118
Electronic Arts Inc.[b]	90,768	5,614,001
Eli Lilly & Co.	155,766	11,765,006
EMC Corp./MA	339,160	8,855,468
Emerson Electric Co.	91,855	5,018,039
Endo International PLC[b]	33,184	895,968
Entergy Corp.	44,468	3,343,104
EOG Resources Inc.	98,656	8,150,959
EQT Corp.	23,424	1,642,022
Equinix Inc.	11,544	3,813,560
Equity Residential	52,704	3,587,561
Estee Lauder Companies Inc. (The) Class A	23,912	2,292,443
Eversource Energy	33,954	1,916,364
Exelon Corp.	142,008	4,983,061
Expedia Inc.	17,568	2,033,847
Expeditors International of Washington Inc.	83,448	4,139,855
Express Scripts Holding Co.[b]	127,856	9,426,823
Exxon Mobil Corp.	617,262	54,565,961
F5 Networks Inc.[b]	17,255	1,807,461
Facebook Inc. Class Ab	332,816	39,132,505
Fastenal Co.	27,816	1,301,511
Federal Realty Investment Trust	9,760	1,484,301
FedEx Corp.	55,160	9,107,468
Fifth Third Bancorp.	179,825	3,292,596
First Republic Bank/CA	43,920	3,088,454
FirstEnergy Corp.	83,448	2,719,570
Fluor Corp.	56,350	3,080,091
FMC Technologies Inc.[b]	31,720	967,143
FNF Group	43,296	1,381,142

244

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Ford Motor Co.	491,598	$6,666,069
Franklin Resources Inc.	133,404	4,981,305
Freeport-McMoRan Inc.	211,792	2,965,088
Frontier Communications Corp.	159,576	887,243
Gap Inc. (The)[a]	93,208	2,160,561
General Dynamics Corp.	53,296	7,489,154
General Electric Co.	1,379,367	42,415,535
General Growth Properties Inc.	60,024	1,682,473
General Mills Inc.	111,264	6,824,934
General Motors Co.	156,554	4,978,417
Gilead Sciences Inc.	218,624	19,284,823
Goldman Sachs Group Inc. (The)	76,128	12,493,366
Halliburton Co.	157,710	6,515,000
Harley-Davidson Inc.	27,947	1,336,705
Harris Corp.	10,459	836,825
Hartford Financial Services Group Inc. (The)	65,948	2,926,772
HCA Holdings Inc.[b]	42,650	3,438,443
HCP Inc.	60,512	2,047,121
Helmerich & Payne Inc.	16,592	1,097,063
Hershey Co. (The)	16,334	1,520,859
Hertz Global Holdings Inc.[b]	75,152	695,908
Hess Corp.	53,216	3,172,738
Hewlett Packard Enterprise Co.	309,588	5,157,736
HollyFrontier Corp.	40,992	1,459,315
Home Depot Inc. (The)	213,744	28,618,184
Honeywell International Inc.	101,575	11,606,975
Hormel Foods Corp.	41,968	1,617,866
Host Hotels & Resorts Inc.	78,080	1,235,226
HP Inc.	309,588	3,798,645
Humana Inc.	22,598	4,001,428
Illinois Tool Works Inc.	98,088	10,252,158
Illumina Inc.[b]	23,424	3,162,006
Incyte Corp.[b]	31,232	2,257,137
Ingersoll-Rand PLC	88,911	5,827,227
Intel Corp.	729,072	22,076,300
International Business Machines Corp.	136,640	19,941,242
International Paper Co.	132,438	5,730,592
Intuit Inc.	51,728	5,218,838
Intuitive Surgical Inc.[b]	5,368	3,362,300
Jacobs Engineering Group Inc.[b]	62,698	2,795,077
JM Smucker Co. (The)	16,283	2,067,615
Johnson & Johnson	414,224	46,426,226
Johnson Controls Inc.	138,104	5,717,506

Security	Shares	Value

JPMorgan Chase & Co.	589,016	$37,225,811
Juniper Networks Inc.	111,295	2,604,303
Kansas City Southern	15,378	1,457,066
Kellogg Co.	70,760	5,435,076
KeyCorp	103,261	1,269,078
Kimberly-Clark Corp.	65,562	8,207,707
Kimco Realty Corp.	35,624	1,001,747
Kinder Morgan Inc./DE	292,312	5,191,461
KLA-Tencor Corp.	13,664	955,660
Kohl’s Corp.	50,264	2,226,695
Kraft Heinz Co. (The)	76,737	5,990,858
Kroger Co. (The)	197,152	6,977,209
L Brands Inc.	33,672	2,636,181
L-3 Communications Holdings Inc.	40,016	5,263,304
Laboratory Corp. of America Holdings[b]	33,672	4,219,775
Las Vegas Sands Corp.	53,216	2,402,702
Legg Mason Inc.	69,502	2,231,709
Level 3 Communications Inc.[b]	37,576	1,963,722
Liberty Global PLC Series Ab	55,632	2,098,995
Liberty Global PLC Series C NVS[b]	57,584	2,107,574
Liberty Interactive Corp. QVC Group Series Ab	63,670	1,668,154
Lincoln National Corp.	63,670	2,766,462
LinkedIn Corp. Class Ab	18,544	2,323,749
LKQ Corp.[b]	55,632	1,783,006
Lockheed Martin Corp.	52,738	12,255,256
Lowe’s Companies Inc.	183,000	13,911,660
lululemon athletica Inc.[b]	24,400	1,599,420
LyondellBasell Industries NV Class A	57,096	4,720,126
M&T Bank Corp.	14,640	1,732,205
Macerich Co. (The)	28,792	2,190,495
Macy’s Inc.	88,816	3,516,225
Marathon Oil Corp.	128,550	1,811,270
Marathon Petroleum Corp.	105,624	4,127,786
Marriott International Inc./MD Class A	36,662	2,569,640
Marsh & McLennan Companies Inc.	91,744	5,793,634
Marvell Technology Group Ltd.	51,728	516,245
Masco Corp.	61,488	1,888,296
MasterCard Inc. Class A	132,614	12,862,232

245

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Mattel Inc.	69,784	$2,169,585
McCormick & Co. Inc./MD	18,346	1,720,488
McDonald’s Corp.	153,252	19,384,845
McKesson Corp.	44,896	7,534,447
Mead Johnson Nutrition Co.	49,776	4,337,978
Medtronic PLC	213,256	16,879,212
Merck & Co. Inc.	422,120	23,149,061
MetLife Inc.	106,435	4,800,218
MGM Resorts International[b]	83,607	1,780,829
Michael Kors Holdings Ltd.[b]	37,576	1,941,176
Micron Technology Inc.[b]	170,312	1,830,854
Microsoft Corp.	1,171,688	58,432,081
Mondelez International Inc. Class A	230,374	9,896,867
Monsanto Co.	79,222	7,421,517
Monster Beverage Corp.[b]	25,864	3,730,106
Moody’s Corp.	57,096	5,465,229
Morgan Stanley	195,174	5,281,408
Mosaic Co. (The)	39,528	1,106,389
Motorola Solutions Inc.	73,814	5,550,075
Murphy Oil Corp.	52,244	1,867,201
Mylan NVb	65,392	2,727,500
National Oilwell Varco Inc.	81,163	2,925,115
Navient Corp.	149,816	2,047,985
NetApp Inc.	54,587	1,290,437
Netflix Inc.[b]	69,296	6,238,719
New York Community Bancorp. Inc.	28,597	429,813
Newell Brands Inc.	36,112	1,644,540
News Corp. Class A	64,260	798,109
NextEra Energy Inc.	74,362	8,743,484
NIKE Inc. Class B	259,616	15,301,767
Noble Energy Inc.	98,656	3,562,468
Nordstrom Inc.	12,833	656,151
Norfolk Southern Corp.	62,196	5,604,482
Northern Trust Corp.	66,926	4,757,100
Northrop Grumman Corp.	49,776	10,266,798
NRG Energy Inc.	121,068	1,828,127
Nuance Communications Inc.[b]	59,048	1,014,445
Nucor Corp.	78,250	3,895,285
NVIDIA Corp.	136,326	4,843,663
O’Reilly Automotive Inc.[b]	15,616	4,102,011
Occidental Petroleum Corp.	121,957	9,348,004
OGE Energy Corp.	42,944	1,270,713
Omnicom Group Inc.	40,504	3,360,617

Security	Shares	Value

ONEOK Inc.	37,576	$1,358,372
Oracle Corp.	539,240	21,494,106
PACCAR Inc.	105,896	6,238,333
Palo Alto Networks Inc.[b]	13,664	2,061,488
Parker-Hannifin Corp.	52,216	6,058,100
Paychex Inc.	140,544	7,325,153
PayPal Holdings Inc.[b]	182,741	7,159,792
Pentair PLC	29,091	1,689,605
People’s United Financial Inc.	79,056	1,225,368
PepsiCo Inc.	221,572	22,813,053
Perrigo Co. PLC	25,376	2,453,098
Pfizer Inc.	936,960	30,647,962
PG&E Corp.	104,642	6,090,164
Philip Morris International Inc.	233,264	22,887,864
Phillips 66	104,491	8,579,756
Pinnacle West Capital Corp.	22,936	1,666,300
Pioneer Natural Resources Co.	22,936	3,809,670
PNC Financial Services Group Inc. (The)[e]	95,768	8,406,515
PPG Industries Inc.	41,968	4,632,848
PPL Corp.	100,603	3,786,697
Praxair Inc.	59,048	6,935,778
Priceline Group Inc. (The)[b]	7,051	9,474,147
Principal Financial Group Inc.	86,023	3,671,462
Procter & Gamble Co. (The)	372,346	29,832,362
Progressive Corp. (The)	87,844	2,863,714
Prologis Inc.	56,120	2,548,409
Prudential Financial Inc.	66,586	5,169,737
Public Service Enterprise Group Inc.	103,519	4,775,331
Public Storage	22,936	5,614,962
PulteGroup Inc.	83,936	1,543,583
Qorvo Inc.[a,b]	19,032	857,011
QUALCOMM Inc.	258,152	13,041,839
Quest Diagnostics Inc.	46,400	3,487,888
Ralph Lauren Corp.	5,368	500,351
Range Resources Corp.	40,016	1,765,106
Raytheon Co.	68,808	8,693,891
Realty Income Corp.[a]	44,408	2,628,954
Red Hat Inc.[b]	23,893	1,753,029
Regeneron Pharmaceuticals Inc.[b]	14,152	5,331,200
Regions Financial Corp.	162,992	1,528,865
Republic Services Inc.	14,339	674,937
Reynolds American Inc.	200,080	9,923,968
Rockwell Automation Inc.	11,224	1,273,587

246

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Ross Stores Inc.	54,168	$3,075,659
Royal Caribbean Cruises Ltd.	29,768	2,304,043
S&P Global Inc.	67,346	7,195,920
salesforce.com inc.[b]	85,888	6,510,310
SanDisk Corp.	44,408	3,336,373
SBA Communications Corp. Class Ab	28,919	2,979,814
SCANA Corp.	22,847	1,569,360
Schlumberger Ltd.	201,607	16,197,106
Seagate Technology PLC	64,904	1,412,960
Sempra Energy	36,309	3,752,535
Simon Property Group Inc.	59,539	11,977,461
Sirius XM Holdings Inc.[b]	330,864	1,306,913
Skyworks Solutions Inc.	53,192	3,554,289
SL Green Realty Corp.	14,152	1,487,092
Southern Co. (The)	138,270	6,927,327
Southwest Airlines Co.	31,720	1,415,029
Southwestern Energy Co.[b]	93,696	1,258,337
Spectra Energy Corp.	178,608	5,585,072
Sprint Corp.[a,b]	358,192	1,228,599
St. Jude Medical Inc.	61,000	4,648,200
Starbucks Corp.	274,256	15,421,415
Starwood Hotels & Resorts Worldwide Inc.	57,096	4,675,020
State Street Corp.	70,474	4,390,530
Stryker Corp.	62,698	6,834,709
SunTrust Banks Inc.	107,407	4,483,168
Symantec Corp.	177,632	2,956,685
Synchrony Financial[b]	124,941	3,819,446
Sysco Corp.	94,771	4,366,100
T Rowe Price Group Inc.	82,135	6,183,944
Tableau Software Inc. Class Ab	20,984	1,084,873
Target Corp.	113,704	9,039,468
TE Connectivity Ltd.	100,528	5,979,405
Teradata Corp.[b]	78,080	1,975,424
Tesla Motors Inc.[a,b]	17,568	4,229,672
Tesoro Corp.	19,520	1,555,549
Texas Instruments Inc.	154,722	8,825,343
Textron Inc.	75,845	2,933,685
Thermo Fisher Scientific Inc.	84,424	12,178,162
Tiffany & Co.	13,176	940,108
Time Warner Cable Inc.	46,433	9,848,904
Time Warner Inc.	148,352	11,147,169
TJX Companies Inc. (The)	148,840	11,285,049
Toll Brothers Inc.[b]	65,880	1,798,524

Security	Shares	Value

Tractor Supply Co.	20,496	$1,940,151
Travelers Companies Inc. (The)	47,336	5,202,226
Trimble Navigation Ltd.[b]	36,600	876,570
TripAdvisor Inc.[b]	20,008	1,292,317
Twenty-First Century Fox Inc. Class A	257,341	7,787,139
Twitter Inc.[b]	101,504	1,483,988
Tyco International PLC	121,746	4,689,656
Tyson Foods Inc. Class A	44,896	2,955,055
U.S. Bancorp.	270,949	11,566,813
UDR Inc.	54,168	1,891,547
Ulta Salon Cosmetics & Fragrance Inc.[b]	14,152	2,947,579
Under Armour Inc.[b]	25,376	1,035,341
Under Armour Inc. Class Aa,b	25,376	1,115,021
Union Pacific Corp.	135,316	11,803,615
United Continental Holdings Inc.[b]	14,152	648,303
United Parcel Service Inc. Class B	88,339	9,281,779
United Technologies Corp.	117,608	12,274,747
UnitedHealth Group Inc.	152,256	20,049,070
Valero Energy Corp.	88,331	5,200,046
Varian Medical Systems Inc.[b]	36,112	2,931,572
Ventas Inc.	38,701	2,404,106
VeriSign Inc.[a,b]	60,512	5,228,237
Verisk Analytics Inc. Class Ab	22,448	1,741,516
Verizon Communications Inc.	584,136	29,755,888
Vertex Pharmaceuticals Inc.[b]	42,944	3,621,897
VF Corp.	35,136	2,215,325
Viacom Inc. Class B NVS	87,352	3,572,697
Visa Inc. Class A	301,722	23,305,007
Vornado Realty Trust	53,236	5,096,282
Vulcan Materials Co.	32,696	3,519,070
Wal-Mart Stores Inc.	211,351	14,133,041
Walgreens Boots Alliance Inc.	143,960	11,413,149
Walt Disney Co. (The)	257,664	26,606,385
Waste Management Inc.	142,496	8,377,340
Waters Corp.[b]	17,568	2,286,651
Weatherford International PLC[b]	234,728	1,908,339
WEC Energy Group Inc.	40,016	2,329,331
Wells Fargo & Co.	750,544	37,512,189
Western Digital Corp.	29,280	1,196,527
Western Union Co. (The)	147,864	2,957,280
Weyerhaeuser Co.	100,827	3,238,563
Whirlpool Corp.	25,376	4,418,977

247

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ETF

April 30, 2016

Security	Shares	Value

Whole Foods Market Inc.	44,408	$1,291,385
Williams Companies Inc. (The)	139,203	2,699,146
Willis Towers Watson PLC	9,272	1,158,073
Wynn Resorts Ltd.	18,544	1,637,435
Xcel Energy Inc.	44,468	1,780,054
Xerox Corp.	285,968	2,745,293
XL Group PLC	35,723	1,169,214
Xylem Inc./NY	84,079	3,512,821
Yahoo! Inc.[b]	182,512	6,679,939
Yum! Brands Inc.	89,304	7,105,026
Zillow Group Inc. Class Ca,b	36,600	879,864
Zimmer Biomet Holdings Inc.	51,240	5,932,055
Zoetis Inc.	60,024	2,822,929

		2,924,075,913

TOTAL COMMON STOCKS
(Cost: $5,603,106,652)		5,511,101,707

PREFERRED STOCKS — 0.50%

BRAZIL — 0.30%
Banco Bradesco SA	583,108	4,376,521
Cia. Brasileira de Distribuicao	71,871	1,054,072
Cia. Energetica de Minas Gerais	292,886	581,392
Itau Unibanco Holding SA	480,220	4,574,253
Itausa-Investimentos Itau SA	634,437	1,592,160
Lojas Americanas SA	351,360	1,632,172
Telefonica Brasil SA	48,800	599,040
Vale SA	488,000	2,225,895

		16,635,505
COLOMBIA — 0.02%
Bancolombia SA	117,120	1,111,909

		1,111,909
GERMANY — 0.13%
Henkel AG & Co. KGaA	23,424	2,674,281
Porsche Automobil Holding SE	12,395	691,801
Volkswagen AG	27,931	4,045,231

		7,411,313
ITALY — 0.01%
Telecom Italia SpA/Milano	671,000	526,443

		526,443

Security	Shares	Value

SOUTH KOREA — 0.04%
Samsung Electronics Co. Ltd.	2,657	$2,432,202

		2,432,202

TOTAL PREFERRED STOCKS
(Cost: $37,549,019)		28,117,372

SHORT-TERM INVESTMENTS — 2.13%

MONEY MARKET FUNDS — 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	108,060,621	108,060,621
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	5,896,057	5,896,057
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	4,465,138	4,465,138

		118,421,816

TOTAL SHORT-TERM INVESTMENTS
(Cost: $118,421,816)		118,421,816

TOTAL INVESTMENTS IN SECURITIES — 101.63%
(Cost: $5,759,077,487)		5,657,640,895
Other Assets, Less Liabilities — (1.63)%		(90,643,908)

NET ASSETS — 100.00%		$5,566,996,987

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

248

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.24%

AUSTRALIA — 5.10%
Alumina Ltd.	538,855	$614,785
Amcor Ltd./Australia	143,585	1,687,485
AMP Ltd.	477,085	2,140,835
Asciano Ltd.	161,240	1,086,534
ASX Ltd.	47,354	1,580,324
Aurizon Holdings Ltd.	267,506	871,709
Australia & New Zealand Banking Group Ltd.	311,646	5,772,200
BHP Billiton Ltd.	358,375	5,655,855
Boral Ltd.	265,875	1,306,692
Brambles Ltd.	272,865	2,598,798
Commonwealth Bank of Australia	198,625	11,200,299
Computershare Ltd.	154,865	1,194,853
Crown Resorts Ltd.	103,448	932,357
CSL Ltd.	55,695	4,470,534
Fortescue Metals Group Ltd.[a]	243,225	632,955
Goodman Group	296,103	1,556,941
Iluka Resources Ltd.	84,600	415,137
Insurance Australia Group Ltd.	458,955	2,020,952
Macquarie Group Ltd.	49,823	2,414,425
Medibank Pvt Ltd.	294,690	706,163
Mirvac Group	600,273	856,644
National Australia Bank Ltd.	281,296	5,836,907
Newcrest Mining Ltd.[b]	90,570	1,311,178
Oil Search Ltd.	140,765	755,197
Orica Ltd.	63,920	746,343
Origin Energy Ltd.	259,177	1,085,872
Qantas Airways Ltd.	313,011	769,176
QBE Insurance Group Ltd.	171,658	1,460,659
Rio Tinto Ltd.	58,601	2,305,386
Santos Ltd.	225,578	826,320
Scentre Group	688,550	2,464,441
Sonic Healthcare Ltd.	92,590	1,372,219
South32 Ltd.[b]	608,283	770,591
Stockland	249,805	833,091
Suncorp Group Ltd.	214,790	2,048,963
Sydney Airport	300,383	1,561,106
Tabcorp Holdings Ltd.	177,373	599,655
Telstra Corp. Ltd.	407,727	1,667,801
Transurban Group	264,936	2,341,313
Wesfarmers Ltd.	137,413	4,485,151
Westfield Corp.	274,950	2,119,264

Security	Shares	Value

Westpac Banking Corp.	345,478	$8,186,383
Woodside Petroleum Ltd.	81,635	1,765,575
Woolworths Ltd.	156,980	2,648,763

		97,677,831
AUSTRIA — 0.11%
Erste Group Bank AGb	26,555	764,018
IMMOEAST AG Escrow[b]	54,189	1
OMV AG	11,308	339,461
Raiffeisen Bank International AGb	18,095	289,219
Voestalpine AG	18,107	652,859

		2,045,558
BELGIUM — 1.06%
Ageas	42,093	1,651,716
Anheuser-Busch InBev SA/NV	85,741	10,615,788
Delhaize Group	14,484	1,518,413
Groupe Bruxelles Lambert SA	19,505	1,723,087
KBC Groep NV	28,329	1,590,857
Solvay SA	13,935	1,408,669
UCB SA	19,806	1,482,451
Umicore SA	6,110	304,592

		20,295,573
BRAZIL — 0.93%
Ambev SA	470,000	2,640,924
Banco do Brasil SA	117,500	752,847
BB Seguridade Participacoes SA	71,100	618,117
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	258,500	1,286,957
BR Malls Participacoes SA	94,000	461,174
BRF SA	70,559	1,005,999
CCR SA	94,000	440,744
CETIP SA - Mercados Organizados	23,538	287,984
Cia. de Saneamento Basico do Estado de Sao Paulo	70,500	539,353
Cia. Siderurgica Nacional SA	117,500	447,418
Cielo SA	122,520	1,189,411
CPFL Energia SAb	48,360	278,181
EDP - Energias do Brasil SA	77,400	287,099
Embraer SA	94,000	560,328
Fibria Celulose SA	47,000	413,776
Hypermarcas SA	70,500	619,848
JBS SA	117,500	307,813
Klabin SA Units	70,500	356,096
Kroton Educacional SA	218,944	812,126

249

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Lojas Renner SA	120,500	$725,277
Natura Cosmeticos SA	23,500	173,655
Petroleo Brasileiro SAb	352,500	1,355,533
TIM Participacoes SA	98,660	218,431
Tractebel Energia SA	23,500	259,802
Ultrapar Participacoes SA	47,000	986,363
Vale SA	141,000	804,535

		17,829,791
CANADA — 6.88%
Agnico Eagle Mines Ltd.	27,730	1,313,002
Agrium Inc.	19,505	1,683,603
Alimentation Couche-Tard Inc. Class B	49,720	2,183,139
ARC Resources Ltd.	52,170	881,717
Bank of Montreal	77,092	5,030,736
Bank of Nova Scotia (The)	135,595	7,122,905
Barrick Gold Corp.	124,403	2,412,381
BCE Inc.	28,670	1,346,753
BlackBerry Ltd.[a,b]	68,150	482,045
Bombardier Inc. Class Bb	263,993	398,329
Brookfield Asset Management Inc. Class A	112,487	3,807,639
Cameco Corp.	55,781	699,155
Canadian Imperial Bank of Commerce/Canada	46,116	3,730,956
Canadian National Railway Co.	89,797	5,538,653
Canadian Natural Resources Ltd.	140,765	4,234,413
Canadian Pacific Railway Ltd.	21,150	3,056,670
Canadian Tire Corp. Ltd. Class A	16,685	1,820,485
Canadian Utilities Ltd. Class A	10,942	315,262
CCL Industries Inc. Class B	2,828	518,707
Cenovus Energy Inc.	77,080	1,223,951
CGI Group Inc. Class Ab	22,560	1,032,364
Constellation Software Inc./Canada	1,410	551,955
Crescent Point Energy Corp.	54,756	924,111
Dollarama Inc.	22,941	1,656,748
Eldorado Gold Corp.	150,381	635,091
Empire Co. Ltd. Class A	14,316	238,295
Enbridge Inc.	102,930	4,282,861
Encana Corp.	99,170	760,045
Fairfax Financial Holdings Ltd.	1,880	1,009,341
Finning International Inc.	44,252	787,817
First Quantum Minerals Ltd.	85,584	730,395
Fortis Inc./Canada	28,995	921,285

Security	Shares	Value

Franco-Nevada Corp.	19,505	$1,371,859
George Weston Ltd.	6,626	575,953
Gildan Activewear Inc.	36,897	1,147,913
Goldcorp Inc.	91,991	1,856,564
Great-West Lifeco Inc.	36,462	1,074,706
H&R REIT	16,301	285,261
Husky Energy Inc.	54,997	694,158
Imperial Oil Ltd.	44,885	1,491,031
Kinross Gold Corp.[b]	148,990	850,454
Loblaw Companies Ltd.	30,842	1,704,608
Magna International Inc. Class A	53,345	2,244,357
Manulife Financial Corp.	220,458	3,256,006
Metro Inc.	27,965	937,450
National Bank of Canada	33,155	1,186,867
Onex Corp.	12,590	782,277
Open Text Corp.	18,800	1,054,367
Pembina Pipeline Corp.	43,945	1,322,279
Peyto Exploration & Development Corp.	20,680	528,804
Potash Corp. of Saskatchewan Inc.	104,105	1,845,067
Power Corp. of Canada	56,896	1,384,927
Power Financial Corp.	36,447	959,913
Restaurant Brands International Inc.	21,912	947,607
RioCan REIT	17,409	379,145
Rogers Communications Inc. Class B	52,475	2,044,372
Royal Bank of Canada	166,145	10,335,317
Saputo Inc.	27,262	858,603
Seven Generations Energy Ltd.[b]	14,805	261,209
Shaw Communications Inc. Class B	44,415	823,341
Silver Wheaton Corp.	46,765	981,520
SNC-Lavalin Group Inc.	26,558	1,000,961
Sun Life Financial Inc.	88,830	3,035,226
Suncor Energy Inc.	194,720	5,725,321
Teck Resources Ltd. Class B	65,625	804,726
TELUS Corp.	35,784	1,136,426
Thomson Reuters Corp.	37,409	1,542,233
Toronto-Dominion Bank (The)	178,600	7,963,284
Tourmaline Oil Corp.[b]	24,012	554,772
TransCanada Corp.	85,775	3,567,681
Turquoise Hill Resources Ltd.[b]	125,131	374,614

250

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Valeant Pharmaceuticals International Inc.[b]	36,391	$1,215,261
Yamana Gold Inc.	80,390	399,190

		131,836,439
CHILE — 0.28%
Aguas Andinas SA Series A	690,900	400,436
Banco de Chile	2,894,420	317,422
Banco de Credito e Inversiones	6,589	283,421
Banco Santander Chile	7,834,099	377,083
Cencosud SA	111,390	299,483
Colbun SA	1,489,665	401,572
Empresa Nacional de Electricidad SA/Chile	326,180	300,314
Empresas CMPC SA	147,461	329,661
Empresas COPEC SA	52,802	527,616
Endesa Americas SA	326,180	152,932
Enersis Americas SA	2,942,591	500,163
Enersis Chile SA	2,942,591	360,486
Itau CorpBanca	27,805,200	252,811
LATAM Airlines Group SAb	38,851	277,493
SACI Falabella	86,284	667,992

		5,448,885
CHINA — 5.11%
58.com Inc. ADR[b]	4,230	231,169
AAC Technologies Holdings Inc.	117,500	817,192
Air China Ltd. Class H	476,000	362,038
Alibaba Group Holding Ltd. ADR[a,b]	52,170	4,013,960
Alibaba Pictures Group Ltd.[a,b]	2,350,000	551,359
Anhui Conch Cement Co. Ltd. Class H	236,500	626,524
ANTA Sports Products Ltd.	471,000	1,204,641
AviChina Industry & Technology Co. Ltd. Class H	717,000	502,821
Baidu Inc.[b]	13,865	2,693,969
Bank of China Ltd. Class H	8,460,000	3,457,201
Bank of Communications Co. Ltd. Class H	976,800	618,276
Beijing Capital International Airport Co. Ltd. Class H	476,000	512,376
Beijing Enterprises Water Group Ltd.	1,410,000	845,215
Belle International Holdings Ltd.	705,000	432,605
Brilliance China Automotive Holdings Ltd.	476,000	471,876

Security	Shares	Value

Byd Co. Ltd. Class Ha,b	106,000	$624,478
China Communications Construction Co. Ltd. Class H	470,000	567,112
China Construction Bank Corp. Class H	8,950,050	5,757,329
China COSCO Holdings Co. Ltd. Class Ha,b	596,000	233,569
China Everbright International Ltd.	470,000	528,335
China Everbright Ltd.	470,000	933,069
China Galaxy Securities Co. Ltd. Class H	470,000	414,428
China Gas Holdings Ltd.	470,000	679,807
China Huishan Dairy Holdings Co. Ltd.[a]	940,000	351,415
China Jinmao Holdings Group Ltd.	1,144,000	328,871
China Life Insurance Co. Ltd. Class H	940,000	2,188,470
China Longyuan Power Group Corp. Ltd.	470,000	326,574
China Mengniu Dairy Co. Ltd.	476,000	808,756
China Merchants Bank Co. Ltd. Class H	523,593	1,151,510
China Merchants Holdings International Co. Ltd.	470,000	1,399,603
China Minsheng Banking Corp. Ltd. Class H	822,700	775,272
China Mobile Ltd.	705,000	8,084,070
China National Building Material Co. Ltd. Class H	476,000	246,677
China Overseas Land & Investment Ltd.	470,000	1,499,575
China Pacific Insurance Group Co. Ltd. Class H	329,000	1,162,095
China Petroleum & Chemical Corp. Class H	3,291,000	2,346,108
China Resources Beer Holdings Co. Ltd.	386,000	849,905
China Resources Land Ltd.	571,333	1,411,172
China Shenhua Energy Co. Ltd. Class H	470,000	794,926
China State Construction International Holdings Ltd.	476,000	743,712

251

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

China Taiping Insurance Holdings Co. Ltd.[b]	188,000	$385,345
China Telecom Corp. Ltd. Class H	1,410,000	701,619
China Unicom Hong Kong Ltd.	940,000	1,109,988
China Vanke Co. Ltd. Class H	251,600	630,524
Chongqing Changan Automobile Co. Ltd. Class B	69,400	120,062
CITIC Ltd.	235,000	344,145
CITIC Securities Co. Ltd. Class H	235,000	519,247
CNOOC Ltd.	2,115,000	2,633,798
Country Garden Holdings Co. Ltd.	747,828	295,961
CRRC Corp. Ltd. Class H	470,000	458,658
Ctrip.com International Ltd.[a,b]	13,630	594,404
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	47,000	310,518
Dongfeng Motor Group Co. Ltd. Class H	470,000	516,217
Evergrande Real Estate Group Ltd.[a]	1,046,000	776,693
Fosun International Ltd.	441,500	613,542
GCL-Poly Energy Holdings Ltd.[a]	2,847,000	425,736
Geely Automobile Holdings Ltd.	1,190,000	593,681
GOME Electrical Appliances Holding Ltd.[a]	2,690,320	346,816
Great Wall Motor Co. Ltd. Class H	631,000	478,301
Guangdong Investment Ltd.	470,000	666,478
Guangzhou Automobile Group Co. Ltd. Class H	531,449	618,649
Guangzhou R&F Properties Co. Ltd. Class H	188,400	263,758
Haitong Securities Co. Ltd. Class H	282,000	468,958
Hanergy Thin Film Power Group Ltd.[a,b]	1,192,000	1
Huaneng Power International Inc. Class H	470,000	337,480
Industrial & Commercial Bank of China Ltd. Class H	7,285,285	3,953,881
JD.com Inc. ADR[a,b]	11,045	282,310
Jiangxi Copper Co. Ltd. Class H	470,000	574,988
Lenovo Group Ltd.	940,000	747,667
Longfor Properties Co. Ltd.	352,500	496,223

Security	Shares	Value

Netease Inc.	4,230	$595,161
New China Life Insurance Co. Ltd. Class H	70,500	231,298
New Oriental Education & Technology Group Inc. ADR	8,226	322,130
PetroChina Co. Ltd. Class H	2,354,000	1,732,757
PICC Property & Casualty Co. Ltd. Class H	522,190	955,899
Ping An Insurance Group Co. of China Ltd. Class H	705,000	3,330,873
Qihoo 360 Technology Co. Ltd. ADR[b]	4,700	356,918
Qunar Cayman Islands Ltd. ADR[a,b]	4,465	182,217
Semiconductor Manufacturing International Corp.[b]	2,350,000	193,884
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	95,700	319,255
Shimao Property Holdings Ltd.	235,500	326,662
Shui On Land Ltd.	1,460,333	382,158
Sino-Ocean Land Holdings Ltd.	638,500	288,087
Sinopec Shanghai Petrochemical Co. Ltd. Class Hb	1,156,000	569,267
SOHO China Ltd.	523,000	263,617
SouFun Holdings Ltd. ADR	22,795	129,704
Tencent Holdings Ltd.	611,000	12,515,843
Tingyi Cayman Islands Holding Corp.	470,000	549,541
Vipshop Holdings Ltd. ADR[b]	19,505	266,048
Want Want China Holdings Ltd.[a]	940,000	724,643
Yanzhou Coal Mining Co. Ltd. Class H	470,000	267,803
Yuexiu Property Co. Ltd.	2,939,680	428,226
Zhuzhou CRRC Times Electric Co. Ltd. Class H	193,500	1,106,292
Zijin Mining Group Co. Ltd. Class H	483,000	160,020

		98,012,011
COLOMBIA — 0.02%
Cementos Argos SA	86,245	350,132

		350,132
CZECH REPUBLIC — 0.08%
CEZ AS	21,150	413,237
Komercni Banka AS	5,170	1,063,772

		1,477,009

252

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

DENMARK — 1.47%
Carlsberg A/S Class B	13,771	$1,341,434
Chr Hansen Holding A/S	6,823	424,712
Coloplast A/S Class B	20,210	1,515,836
Danske Bank A/S	83,499	2,361,713
Novo Nordisk A/S Class B	225,835	12,611,840
Novozymes A/S Class B	38,231	1,832,626
Pandora A/S	22,536	2,926,978
Tryg A/S	64,307	1,214,236
Vestas Wind Systems A/S	36,911	2,641,247
William Demant Holding A/Sb	11,750	1,207,854

		28,078,476
EGYPT — 0.05%
Commercial International Bank Egypt SAE	196,381	999,160

		999,160
FINLAND — 0.66%
Fortum OYJ	44,019	663,490
Kone OYJ Class B	50,763	2,316,352
Metso OYJ	11,045	265,532
Neste OYJ	31,725	1,015,234
Nokia OYJ	610,067	3,598,510
Nokian Renkaat OYJ	20,915	771,830
Sampo OYJ Class A	57,408	2,507,132
UPM-Kymmene OYJ	46,295	884,439
Wartsila OYJ Abp	12,690	544,171

		12,566,690
FRANCE — 7.00%
Accor SA	19,823	878,314
Aeroports de Paris	9,432	1,187,243
Air Liquide SA	45,825	5,196,078
Airbus Group SE	67,915	4,247,916
Alstom SAb	24,675	630,797
ArcelorMittal	193,578	1,093,496
Arkema SA	5,941	474,139
AXA SA	221,157	5,576,444
BNP Paribas SA	121,260	6,422,046
Bouygues SA	29,228	974,829
Bureau Veritas SA	13,395	317,578
Capgemini SA	21,427	2,000,860
Carrefour SA	72,850	2,064,691
Casino Guichard Perrachon SAa	5,903	351,301
Cie. de Saint-Gobain	66,558	3,048,905

Security	Shares	Value

Cie. Generale des Etablissements Michelin Class B	23,030	$2,404,300
CNP Assurances	26,623	453,273
Credit Agricole SA	133,950	1,481,879
Danone SA	60,239	4,220,406
Dassault Systemes	15,376	1,202,824
Edenred	21,385	421,775
Electricite de France SAa	16,920	243,113
Engie SA	152,280	2,511,559
Essilor International SA	28,931	3,746,037
Eutelsat Communications SA	15,468	480,554
Fonciere des Regions	2,528	239,279
Gecina SA	8,034	1,162,179
Groupe Eurotunnel SE Registered	79,900	1,020,375
Hermes International	3,160	1,125,604
Iliad SA	3,525	770,530
Ingenico Group SA	4,231	499,135
Kering	11,534	1,976,945
L’Oreal SA	30,785	5,586,881
Lagardere SCA	21,855	579,982
Legrand SA	45,423	2,587,734
LVMH Moet Hennessy Louis Vuitton SE	28,357	4,712,656
Natixis SA	126,665	698,830
Numericable-SFR SA	13,160	430,856
Orange SA	229,832	3,811,685
Pernod Ricard SA	18,330	1,979,338
Publicis Groupe SA	31,791	2,353,295
Remy Cointreau SA	3,290	273,119
Renault SA	24,205	2,336,510
Safran SA	27,559	1,899,247
Sanofi	129,015	10,655,497
Schneider Electric SE	67,054	4,365,327
SCOR SE	42,141	1,435,195
SES SA	37,600	1,026,027
Societe Generale SA	85,540	3,355,582
Sodexo SA	17,860	1,804,009
STMicroelectronics NV	87,655	538,522
Suez Environnement Co.	24,689	455,268
Technip SA	17,233	1,008,799
Total SA	233,120	11,729,479
Unibail-Rodamco SE	10,604	2,841,997
Veolia Environnement SA	56,247	1,382,184

253

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Vinci SA	62,375	$4,660,822
Vivendi SA	150,939	2,897,434
Wendel SA	2,115	244,422

		134,075,101
GERMANY — 6.12%
adidas AG	26,087	3,364,345
Allianz SE Registered	54,285	9,217,487
BASF SE	105,750	8,738,859
Bayer AG Registered	92,222	10,641,861
Bayerische Motoren Werke AG	30,393	2,802,254
Brenntag AG	17,940	1,052,241
Commerzbank AG	125,836	1,176,070
Continental AG	10,963	2,408,330
Daimler AG Registered	109,835	7,634,769
Deutsche Bank AG Registered	161,805	3,052,274
Deutsche Boerse AG	34,354	2,820,810
Deutsche Post AG Registered	99,640	2,926,104
Deutsche Telekom AG Registered	391,980	6,862,263
Deutsche Wohnen AG Bearer	62,294	1,908,213
E.ON SE	231,288	2,386,534
Fresenius Medical Care AG & Co. KGaA	33,840	2,935,966
Fresenius SE & Co. KGaA	53,815	3,915,181
GEA Group AG	43,945	2,037,958
HeidelbergCement AG	12,220	1,085,963
Infineon Technologies AG	144,290	2,053,386
K+S AG Registered[a]	27,730	691,745
Lanxess AG	9,087	475,272
Linde AG	25,145	3,841,895
MAN SE	4,995	542,067
Merck KGaA	21,622	2,032,443
METRO AG	28,905	918,700
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	21,855	4,053,869
Osram Licht AG	15,898	829,864
ProSiebenSat.1 Media SE Registered	38,017	1,938,523
RWE AGb	60,728	907,342
SAP SE	113,162	8,854,957
Siemens AG Registered	92,367	9,639,812
ThyssenKrupp AG	61,574	1,432,337

Security	Shares	Value

Volkswagen AGa	5,214	$826,206
Vonovia SE	35,250	1,186,377

		117,192,277
GREECE — 0.10%
Alpha Bank AEb	182,181	398,542
FF Group	7,240	149,262
Hellenic Telecommunications Organization SA	29,070	282,011
JUMBO SAb	28,501	374,422
National Bank of Greece SAb	161,184	47,999
OPAP SA	28,611	216,279
Piraeus Bank SAb	1,124,848	334,970
Titan Cement Co. SA	8,944	203,856

		2,007,341
HONG KONG — 2.29%
AIA Group Ltd.	1,269,000	7,639,651
Bank of East Asia Ltd. (The)[a]	283,800	1,033,537
BOC Hong Kong Holdings Ltd.	587,500	1,760,864
Cathay Pacific Airways Ltd.[a]	235,000	375,651
Cheung Kong Infrastructure Holdings Ltd.[a]	235,000	2,222,097
Cheung Kong Property Holdings Ltd.	276,060	1,895,039
CK Hutchison Holdings Ltd.	276,060	3,309,645
CLP Holdings Ltd.	235,500	2,178,251
Galaxy Entertainment Group Ltd.	235,000	793,714
Hang Seng Bank Ltd.	94,000	1,708,606
Henderson Land Development Co. Ltd.	296,346	1,852,831
Hong Kong & China Gas Co. Ltd.	771,862	1,440,798
Hong Kong Exchanges and Clearing Ltd.[a]	126,900	3,211,271
Li & Fung Ltd.[a]	906,000	561,783
Link REIT	352,500	2,142,574
MTR Corp. Ltd.	235,000	1,163,306
New World Development Co. Ltd.	806,000	804,213
Power Assets Holdings Ltd.	248,000	2,364,204
Sands China Ltd.	282,000	1,010,622
Shangri-La Asia Ltd.	10,666	13,049
SJM Holdings Ltd.[a]	235,000	158,137
Sun Hung Kai Properties Ltd.[a]	236,000	2,983,009
Swire Pacific Ltd. Class A	119,000	1,293,978
Techtronic Industries Co. Ltd.[a]	117,500	441,541

254

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Wharf Holdings Ltd. (The)[a]	235,000	$1,275,396
Wynn Macau Ltd.[a]	188,400	269,587

		43,903,354
HUNGARY — 0.08%
MOL Hungarian Oil & Gas PLC	9,635	589,610
OTP Bank PLC	31,960	847,505

		1,437,115
INDIA — 1.63%
Dr. Reddy’s Laboratories Ltd. ADR[a]	50,838	2,318,213
ICICI Bank Ltd. ADR	381,810	2,691,760
Infosys Ltd. ADR	315,062	5,923,166
Larsen & Toubro Ltd. GDR[d]	173,354	3,302,394
Mahindra & Mahindra Ltd. GDR	152,281	3,015,164
Reliance Industries Ltd. GDR[c]	177,060	5,240,976
State Bank of India GDR[d]	93,062	2,624,348
Tata Motors Ltd. ADR[b]	88,847	2,699,172
Wipro Ltd. ADR[a]	276,280	3,356,802

		31,171,995
INDONESIA — 0.59%
Astra International Tbk PT	1,410,000	719,006
Bank Central Asia Tbk PT	2,209,000	2,185,885
Bank Mandiri Persero Tbk PT	1,645,242	1,203,866
Bank Rakyat Indonesia Persero Tbk PT	1,833,000	1,438,547
Charoen Pokphand Indonesia Tbk PT	705,000	198,595
Gudang Garam Tbk PT	119,000	624,867
Kalbe Farma Tbk PT	3,901,400	406,766
Lippo Karawaci Tbk PT	1,903,500	146,501
Matahari Department Store Tbk PT	235,000	338,565
Media Nusantara Citra Tbk PT	634,500	113,063
Perusahaan Gas Negara Persero Tbk PT	1,880,000	373,491
Semen Indonesia Persero Tbk PT	728,500	546,872
Telekomunikasi Indonesia Persero Tbk PT	6,862,000	1,847,141
Unilever Indonesia Tbk PT	235,000	758,654
United Tractors Tbk PT	352,545	400,984

		11,302,803
IRELAND — 0.37%
Bank of Ireland[b]	3,356,740	1,018,830
CRH PLC	82,407	2,394,542
Irish Bank Resolution Corp. Ltd.[b]	64,486	1

Security	Shares	Value

Kerry Group PLC Class A	31,020	$2,766,623
Paddy Power Betfair PLC	6,815	913,640

		7,093,636
ISRAEL — 0.48%
Bank Hapoalim BM	98,700	508,242
Bank Leumi le-Israel BMb	121,260	447,029
Bezeq The Israeli Telecommunication Corp. Ltd.	344,969	736,612
Delek Group Ltd.	1,885	335,386
Israel Chemicals Ltd.	37,130	184,431
Mobileye NVa,b	7,520	286,888
NICE-Systems Ltd.	15,040	968,685
Teva Pharmaceutical Industries Ltd.	102,695	5,780,635

		9,247,908
ITALY — 1.52%
Assicurazioni Generali SpA	154,470	2,356,603
CNH Industrial NV	142,451	1,093,146
Enel SpA	766,438	3,474,488
Eni SpA	262,260	4,265,387
EXOR SpA	30,785	1,156,514
Ferrari NVb	15,043	677,464
Fiat Chrysler Automobiles NVa	119,856	962,312
Finmeccanica SpA[b]	68,177	861,294
Intesa Sanpaolo SpA	1,505,890	4,173,944
Luxottica Group SpA	27,365	1,490,962
Mediobanca SpA	104,575	859,385
Prysmian SpA	31,960	753,705
Saipem SpA[b]	1,189,976	569,708
Snam SpA	156,239	953,794
Telecom Italia SpA/Milano[a,b]	1,513,695	1,473,653
Tenaris SA	48,255	651,067
Terna Rete Elettrica Nazionale SpA	144,010	812,173
UniCredit SpA	501,117	1,936,521
Unione di Banche Italiane SpA	157,987	669,878

		29,191,998
JAPAN — 16.37%
Acom Co. Ltd.[a,b]	141,000	766,970
Aeon Co. Ltd.	94,000	1,443,890
AEON Financial Service Co. Ltd.	23,500	543,820
Aeon Mall Co. Ltd.	25,700	367,743

255

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Aisin Seiki Co. Ltd.	23,600	$955,073
Ajinomoto Co. Inc.	35,500	847,727
ANA Holdings Inc.	235,000	676,480
Asahi Glass Co. Ltd.	235,000	1,425,440
Asahi Group Holdings Ltd.	70,500	2,312,113
Asahi Kasei Corp.	235,000	1,668,578
Astellas Pharma Inc.	258,500	3,616,753
Bandai Namco Holdings Inc.	47,000	1,027,899
Bridgestone Corp.	94,000	3,616,094
Canon Inc.	117,500	3,417,543
Casio Computer Co. Ltd.[a]	48,600	960,690
Chubu Electric Power Co. Inc.	94,000	1,274,331
Chugai Pharmaceutical Co. Ltd.	47,000	1,651,666
Chugoku Electric Power Co. Inc. (The)	47,000	626,403
Citizen Holdings Co. Ltd.	94,000	548,213
Credit Saison Co. Ltd.	47,000	895,238
Dai-ichi Life Insurance Co. Ltd. (The)	117,500	1,503,411
Daiichi Sankyo Co. Ltd.	104,400	2,537,917
Daikin Industries Ltd.	47,100	3,910,803
Daito Trust Construction Co. Ltd.	2,600	376,532
Daiwa House Industry Co. Ltd.	47,000	1,301,566
Daiwa Securities Group Inc.	235,000	1,419,291
Denso Corp.	70,500	2,801,023
Dentsu Inc.	23,500	1,245,339
East Japan Railway Co.	47,000	4,315,417
Eisai Co. Ltd.	23,600	1,507,603
Electric Power Development Co. Ltd.	23,500	728,095
FANUC Corp.	23,500	3,625,099
Fast Retailing Co. Ltd.	1,300	354,601
Fuji Heavy Industries Ltd.	70,500	2,448,507
FUJIFILM Holdings Corp.	70,500	3,010,557
Fujitsu Ltd.	235,000	858,339
GungHo Online Entertainment Inc.[a]	117,500	316,276
Gunma Bank Ltd. (The)	235,000	964,204
Hachijuni Bank Ltd. (The)	235,000	1,065,237
Hino Motors Ltd.	47,000	475,293
Hitachi Construction Machinery Co. Ltd.	23,500	388,317
Hitachi High-Technologies Corp.	23,500	663,302
Hitachi Ltd.	470,000	2,264,891
Hokuriku Electric Power Co.	47,000	630,796

Security	Shares	Value

Honda Motor Co. Ltd.	188,000	$5,258,096
Hoya Corp.	70,500	2,807,613
Hulic Co. Ltd.	42,600	437,964
IHI Corp.	235,000	538,109
INPEX Corp.	94,000	780,324
Isetan Mitsukoshi Holdings Ltd.	70,500	780,149
Isuzu Motors Ltd.	117,500	1,312,877
ITOCHU Corp.	211,500	2,797,070
Japan Exchange Group Inc.	89,400	1,400,387
Japan Prime Realty Investment Corp.	235	1,050,960
Japan Retail Fund Investment Corp.	705	1,753,358
Japan Tobacco Inc.	141,000	5,969,718
JFE Holdings Inc.	47,100	695,308
JSR Corp.	47,000	668,134
JTEKT Corp.	70,500	942,899
JX Holdings Inc.	235,000	1,033,609
Kakaku.com Inc.	23,500	437,735
Kansai Electric Power Co. Inc. (The)[a,b]	94,000	858,515
Kao Corp.	70,500	4,029,889
Kawasaki Heavy Industries Ltd.	235,000	694,051
KDDI Corp.	211,500	6,264,251
Keikyu Corp.	235,000	2,180,990
Keio Corp.	235,000	2,130,473
Kintetsu Group Holdings Co. Ltd.	235,000	988,364
Kirin Holdings Co. Ltd.	140,100	2,083,921
Kobe Steel Ltd.	470,000	474,415
Komatsu Ltd.	117,500	2,093,684
Konica Minolta Inc.	119,000	1,076,611
Kubota Corp.	235,000	3,644,867
Kuraray Co. Ltd.	94,000	1,235,235
Kurita Water Industries Ltd.	47,100	1,163,028
Kyocera Corp.	47,600	2,434,832
Kyushu Electric Power Co. Inc.	70,500	732,707
Mabuchi Motor Co. Ltd.	24,100	1,265,872
Marubeni Corp.	235,000	1,287,289
Mazda Motor Corp.	70,500	1,149,467
MEIJI Holdings Co. Ltd.	24,290	1,947,831
Mitsubishi Chemical Holdings Corp.	235,500	1,280,564
Mitsubishi Corp.	188,000	3,273,461
Mitsubishi Electric Corp.	235,000	2,631,244
Mitsubishi Estate Co. Ltd.	235,000	4,658,489

256

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Mitsubishi Heavy Industries Ltd.	471,000	$1,749,825
Mitsubishi Motors Corp.	94,000	394,467
Mitsubishi UFJ Financial Group Inc.	1,536,300	7,467,916
Mitsui & Co. Ltd.	164,500	2,062,496
Mitsui Chemicals Inc.	235,000	817,048
Mitsui Fudosan Co. Ltd.	51,000	1,298,892
Mitsui OSK Lines Ltd.	235,000	520,538
Mizuho Financial Group Inc.	2,608,500	4,090,904
MS&AD Insurance Group Holdings Inc.	67,100	1,861,642
Murata Manufacturing Co. Ltd.	23,500	3,249,521
Nabtesco Corp.	23,800	557,880
NEC Corp.	342,000	863,031
Nidec Corp.	23,500	1,797,724
Nikon Corp.	47,000	707,669
Nintendo Co. Ltd.	23,500	3,328,590
Nippon Building Fund Inc.	253	1,622,113
Nippon Steel & Sumitomo Metal Corp.	94,086	2,056,799
Nippon Telegraph & Telephone Corp.	94,000	4,273,246
Nissan Motor Co. Ltd.	258,500	2,416,001
Nisshin Seifun Group Inc.	109,125	1,834,814
Nissin Foods Holdings Co. Ltd.	23,500	1,115,753
Nitto Denko Corp.	23,800	1,342,650
Nomura Holdings Inc.	400,500	1,792,602
Nomura Real Estate Holdings Inc.	23,800	450,219
NTT DOCOMO Inc.	164,500	3,992,771
NTT Urban Development Corp.	47,000	458,601
Olympus Corp.	47,000	1,908,641
Omron Corp.	47,000	1,563,811
Ono Pharmaceutical Co. Ltd.	119,000	5,536,539
ORIX Corp.	164,500	2,439,172
Osaka Gas Co. Ltd.	235,000	871,517
Otsuka Holdings Co. Ltd.	47,000	1,887,116
Panasonic Corp.	258,500	2,402,471
Rakuten Inc.	117,500	1,340,331
Resona Holdings Inc.	258,500	949,971
Sanrio Co. Ltd.[a]	23,500	475,733
Santen Pharmaceutical Co. Ltd.	94,000	1,402,159
SBI Holdings Inc./Japan	40,300	437,671
Secom Co. Ltd.	23,800	1,878,508
Seven & I Holdings Co. Ltd.	117,500	4,989,042

Security	Shares	Value

Shikoku Electric Power Co. Inc.	70,500	$895,458
Shin-Etsu Chemical Co. Ltd.	47,000	2,724,810
Shionogi & Co. Ltd.	23,500	1,239,408
Shiseido Co. Ltd.	47,000	1,091,593
Showa Shell Sekiyu KK	70,500	756,428
SMC Corp./Japan	3,200	817,833
SoftBank Group Corp.	117,500	6,575,915
Sony Corp.	141,000	3,660,900
Stanley Electric Co. Ltd.	47,000	1,006,813
Sumitomo Chemical Co. Ltd.	235,000	1,111,360
Sumitomo Corp.	127,100	1,389,850
Sumitomo Dainippon Pharma Co. Ltd.	47,000	625,085
Sumitomo Electric Industries Ltd.	94,000	1,181,644
Sumitomo Heavy Industries Ltd.	235,000	1,038,880
Sumitomo Mitsui Financial Group Inc.	164,500	5,247,334
Sumitomo Mitsui Trust Holdings Inc.	470,000	1,513,734
Sumitomo Rubber Industries Ltd.	23,500	373,382
Suzuki Motor Corp.	47,000	1,350,764
T&D Holdings Inc.	70,500	712,610
Taiyo Nippon Sanso Corp.	40,300	386,823
Takeda Pharmaceutical Co. Ltd.	94,000	4,622,908
TDK Corp.	23,800	1,463,657
Terumo Corp.	47,600	1,879,621
THK Co. Ltd.	23,500	481,223
Toho Gas Co. Ltd.	235,000	1,647,273
Tohoku Electric Power Co. Inc.	70,500	927,744
Tokio Marine Holdings Inc.	70,500	2,430,716
Tokyo Electric Power Co. Holdings Inc.[b]	211,500	1,166,269
Tokyo Electron Ltd.	23,800	1,648,505
Tokyo Gas Co. Ltd.	235,000	1,065,456
Tokyu Corp.	68,000	603,131
Tokyu Fudosan Holdings Corp.	141,000	998,906
TonenGeneral Sekiyu KK	14,000	136,997
Toray Industries Inc.	235,000	2,035,371
Toshiba Corp.[a,b]	471,000	1,034,488
Toyo Seikan Group Holdings Ltd.	70,500	1,446,306
Toyo Suisan Kaisha Ltd.	23,500	856,582
Toyota Industries Corp.	23,600	1,073,078
Toyota Motor Corp.	305,500	16,143,717
Toyota Tsusho Corp.	47,000	1,106,968
Unicharm Corp.	70,500	1,510,550

257

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

United Urban Investment Corp.	705	$1,232,819
USS Co. Ltd.	70,500	1,155,727
West Japan Railway Co.	23,500	1,466,732
Yahoo Japan Corp.	220,900	1,024,033
Yakult Honsha Co. Ltd.	23,500	1,210,197
Yamada Denki Co. Ltd.	192,400	989,018
Yamaha Motor Co. Ltd.	47,000	813,094
Yamato Holdings Co. Ltd.	70,500	1,468,709
Yokogawa Electric Corp.	47,000	529,763

		313,676,016
MALAYSIA — 0.71%
Alliance Financial Group Bhd	399,500	409,062
Axiata Group Bhd	399,500	577,800
Berjaya Sports Toto Bhd	103,006	80,158
British American Tobacco Malaysia Bhd	23,500	275,996
Bumi Armada Bhd[a,b]	775,500	156,827
CIMB Group Holdings Bhd	540,500	646,137
DiGi.Com Bhd[a]	493,500	555,843
Genting Bhd	258,500	584,958
Genting Malaysia Bhd	235,000	268,898
Hong Leong Bank Bhd	94,000	323,881
Hong Leong Financial Group Bhd	70,500	269,620
IHH Healthcare Bhd	282,000	472,827
IOI Corp. Bhd	388,700	439,794
IOI Properties Group Bhd	555,515	344,131
Kuala Lumpur Kepong Bhd	70,500	431,681
Lafarge Malaysia Bhd	117,500	263,484
Malayan Banking Bhd[a]	423,000	966,950
Malaysia Airports Holdings Bhd	235,000	403,046
Maxis Bhd[a]	352,500	505,312
Petronas Chemicals Group Bhd	258,500	444,013
Petronas Dagangan Bhd	47,000	286,825
Petronas Gas Bhd	141,000	793,339
PPB Group Bhd	70,500	291,998
Public Bank Bhd	283,040	1,354,882
RHB Capital Bhd[a]	94,000	147,262
Sapurakencana Petroleum Bhd	564,000	238,218
Sime Darby Bhd	235,000	463,202
Tenaga Nasional Bhd	376,000	1,382,148
UMW Holdings Bhd[a]	70,500	118,387
YTL Corp. Bhd	376,053	150,171

		13,646,850

Security	Shares	Value

MEXICO — 0.97%
Alfa SAB de CV	470,000	$887,359
America Movil SAB de CV	3,689,500	2,619,164
Cemex SAB de CV CPO[b]	1,934,927	1,442,504
Fibra Uno Administracion SA de CV	298,900	714,739
Fomento Economico Mexicano SAB de CV	305,500	2,855,025
Gentera SAB de CV	211,500	422,525
Grupo Aeroportuario del Sureste SAB de CV Series B	70,500	1,087,427
Grupo Financiero Banorte SAB de CV	314,100	1,790,980
Grupo Financiero Inbursa SAB de CV Series O	282,000	556,123
Grupo Financiero Santander Mexico SAB de CV Series B	282,000	519,081
Grupo Mexico SAB de CV Series B	376,029	960,639
Grupo Televisa SAB	282,000	1,650,587
Industrias Penoles SAB de CV	1,175	18,449
Kimberly-Clark de Mexico SAB de CV Series A	399,500	949,700
OHL Mexico SAB de CVb	141,000	230,318
Wal-Mart de Mexico SAB de CV	728,500	1,809,634

		18,514,254
NETHERLANDS — 2.09%
Aegon NV	248,395	1,425,909
Akzo Nobel NV	36,895	2,615,327
Altice NV Class Aa,b	36,425	552,781
Altice NV Class Bb	19,160	292,854
ASML Holding NV	44,492	4,300,930
Gemalto NV	9,165	596,237
Heineken NV	27,965	2,621,631
ING Groep NV CVA	480,105	5,881,052
Koninklijke Ahold NV	126,900	2,761,552
Koninklijke DSM NV	27,029	1,658,092
Koninklijke KPN NV	403,730	1,588,385
Koninklijke Philips NV	118,242	3,250,282
NXP Semiconductors NVb	10,106	861,840
OCI NVb	12,087	239,014
RELX NV	131,595	2,208,835
TNT Express NVb	94,350	856,621
Unilever NV CVA	191,691	8,423,157

		40,134,499

258

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

NEW ZEALAND — 0.14%
Auckland International Airport Ltd.	375,295	$1,613,913
Fletcher Building Ltd.	78,727	459,116
Spark New Zealand Ltd.	264,476	686,108

		2,759,137
NORWAY — 0.43%
DNB ASA	113,975	1,459,303
Gjensidige Forsikring ASA	38,472	658,850
Norsk Hydro ASA	177,425	771,849
Orkla ASA	97,760	853,481
Statoil ASA	132,362	2,339,083
Telenor ASA	64,390	1,108,304
Yara International ASA	24,223	969,841

		8,160,711
PERU — 0.10%
Credicorp Ltd.	11,529	1,676,547
Southern Copper Corp.[a]	5,031	149,270

		1,825,817
PHILIPPINES — 0.26%
Ayala Land Inc.	1,433,500	1,059,361
Bank of the Philippine Islands	596,005	1,150,380
Jollibee Foods Corp.	279,820	1,370,230
Metropolitan Bank & Trust Co.	836,638	1,449,786

		5,029,757
POLAND — 0.28%
Alior Bank SAb	20,210	365,175
Bank Handlowy w Warszawie SA	9,870	191,235
Bank Millennium SAb	186,190	243,717
Bank Pekao SA	11,750	477,561
Cyfrowy Polsat SAb	117,327	745,772
Eurocash SA	27,910	398,213
KGHM Polska Miedz SA	17,390	338,531
mBank SAb	2,908	246,051
Orange Polska SA	90,005	146,560
Polski Koncern Naftowy ORLEN SA	46,408	835,266
Powszechna Kasa Oszczednosci Bank Polski SAb	83,895	537,220
Powszechny Zaklad Ubezpieczen SA	44,650	403,507
Synthos SA	175,619	187,122
Tauron Polska Energia SA	305,821	236,984

		5,352,914

Security	Shares	Value

PORTUGAL — 0.12%
Banco Espirito Santo SA Registered[b]	1	$—
EDP - Energias de Portugal SA	272,884	970,147
Galp Energia SGPS SA	48,569	667,264
Jeronimo Martins SGPS SA	43,284	708,431

		2,345,842
QATAR — 0.18%
Ezdan Holding Group QSC	79,281	400,772
Masraf Al Rayan QSC	119,284	1,120,776
Ooredoo QSC	15,434	388,829
Qatar National Bank SAQ	39,277	1,553,858

		3,464,235
RUSSIA — 0.80%
Gazprom PAO ADR	621,607	3,212,465
Lukoil PJSC ADR	54,757	2,327,172
Magnit PJSC GDR[d]	43,240	1,496,104
MegaFon PJSC GDR[d]	40,890	470,235
MMC Norilsk Nickel PJSC ADR	76,911	1,135,975
Mobile TeleSystems PJSC ADR	93,530	866,088
Novatek OAO GDR[d]	14,884	1,428,864
Rosneft OAO GDR[d]	96,872	528,921
RusHydro PJSC ADR	196,318	200,244
Sberbank of Russia PJSC ADR	196,330	1,573,781
Sistema JSFC GDR[d]	48,410	355,814
Surgutneftegas OAO ADR	192,243	1,009,276
Tatneft PAO ADR	21,182	664,056

		15,268,995
SINGAPORE — 0.88%
Ascendas REIT	518,716	949,400
CapitaLand Ltd.	258,600	598,375
ComfortDelGro Corp. Ltd.	70,500	151,590
DBS Group Holdings Ltd.	211,500	2,404,464
Genting Singapore PLC	1,577,900	956,801
Global Logistic Properties Ltd.[a]	470,000	669,655
Golden Agri-Resources Ltd.	705,000	209,814
Hutchison Port Holdings Trust	823,800	366,591
Keppel Corp. Ltd.[a]	258,500	1,038,578
Noble Group Ltd.[a,b]	940,199	321,782
Oversea-Chinese Banking Corp. Ltd.	259,075	1,690,479
SembCorp Industries Ltd.[a]	47,000	101,060
Sembcorp Marine Ltd[a]	471,000	585,224
Singapore Airlines Ltd.	164,500	1,407,500

259

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Singapore Telecommunications Ltd.	940,000	$2,699,602
United Overseas Bank Ltd.[a]	188,000	2,601,689
Yangzijiang Shipbuilding Holdings Ltd.[a]	47,000	34,619

		16,787,223
SOUTH AFRICA — 1.57%
African Bank Investments Ltd.[a,b]	334,618	236
Anglo American Platinum Ltd.[b]	10,578	306,716
AngloGold Ashanti Ltd.[b]	60,019	956,529
Aspen Pharmacare Holdings Ltd.	59,006	1,395,930
Bidvest Group Ltd. (The)	29,140	742,394
Brait SEa,b	40,185	451,051
FirstRand Ltd.	361,195	1,165,289
Foschini Group Ltd. (The)	47,000	505,936
Gold Fields Ltd.	132,550	604,575
Growthpoint Properties Ltd.	707,950	1,255,571
Impala Platinum Holdings Ltd.[b]	76,668	318,983
Imperial Holdings Ltd.	22,090	232,151
Investec Ltd.	56,635	438,479
MMI Holdings Ltd./South Africa	143,667	239,804
Mr. Price Group Ltd.	52,875	674,251
MTN Group Ltd.	176,015	1,850,170
Naspers Ltd. Class N	49,735	6,850,371
PSG Group Ltd.	12,455	174,563
Rand Merchant Investment Holdings Ltd.	195,990	588,630
Redefine Properties Ltd.	1,773,115	1,536,702
Remgro Ltd.	57,810	1,041,992
RMB Holdings Ltd.	136,535	559,302
Sappi Ltd.[b]	102,225	444,778
Sasol Ltd.	75,435	2,470,392
Shoprite Holdings Ltd.	35,955	434,150
Sibanye Gold Ltd.	50,055	189,196
Standard Bank Group Ltd.	111,155	1,001,126
Steinhoff International Holdings NV Class H	274,812	1,723,976
Tiger Brands Ltd.	22,090	548,560
Truworths International Ltd.	88,631	664,447
Woolworths Holdings Ltd./South Africa	119,854	774,277

		30,140,527
SOUTH KOREA — 3.18%
AmorePacific Corp.	5,640	2,017,114

Security	Shares	Value

AmorePacific Group	6,815	$1,004,845
BNK Financial Group Inc.	22,400	182,636
Celltrion Inc.[a,b]	8,861	782,356
Cheil Worldwide Inc.	8,695	128,204
CJ CheilJedang Corp.	1,660	553,625
CJ Corp.	1,175	220,686
Coway Co. Ltd.	5,875	508,404
Daelim Industrial Co. Ltd.	3,104	247,089
DGB Financial Group Inc.	18,867	151,843
Dongbu Insurance Co. Ltd.	4,700	289,161
E-MART Inc.	2,145	345,452
GS Engineering & Construction Corp.[b]	7,612	207,102
GS Holdings Corp.	5,103	247,671
Hana Financial Group Inc.	31,380	706,422
Hankook Tire Co. Ltd.	5,431	253,103
Hanmi Pharm Co. Ltd.	969	507,717
Hanmi Science Co. Ltd.	1,939	231,441
Hanssem Co. Ltd.	2,585	433,329
Hyosung Corp.	2,350	252,655
Hyundai Department Store Co. Ltd.	1,645	212,952
Hyundai Development Co.- Engineering & Construction	5,791	256,666
Hyundai Engineering & Construction Co. Ltd.	8,225	290,192
Hyundai Glovis Co. Ltd.	2,350	391,873
Hyundai Heavy Industries Co. Ltd.[b]	4,935	502,422
Hyundai Marine & Fire Insurance Co. Ltd.	7,066	197,208
Hyundai Mobis Co. Ltd.	7,520	1,719,291
Hyundai Motor Co.	17,155	2,160,560
Hyundai Steel Co.	6,345	350,273
Hyundai Wia Corp.	1,645	139,466
Industrial Bank of Korea	30,315	323,264
Kakao Corp.	1,645	145,096
Kangwon Land Inc.	20,915	782,890
KB Financial Group Inc.	34,681	1,059,241
Kia Motors Corp.	27,260	1,146,001
Korea Aerospace Industries Ltd.	13,395	797,070
Korea Electric Power Corp.	35,720	1,937,420
Korea Gas Corp.	5,476	199,210
Korea Investment Holdings Co. Ltd.	11,515	465,896

260

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Korea Zinc Co. Ltd.	1,175	$510,982
KT Corp.	25,110	673,258
KT&G Corp.	11,972	1,292,396
LG Chem Ltd.	4,939	1,287,417
LG Corp.	11,750	702,278
LG Display Co. Ltd.	25,615	537,299
LG Electronics Inc.	12,690	648,199
LG Household & Health Care Ltd.	1,175	1,038,463
LG Uplus Corp.	50,995	501,267
Lotte Chemical Corp.	2,585	663,606
Lotte Confectionery Co. Ltd.	235	515,210
Lotte Shopping Co. Ltd.	1,410	336,598
Mirae Asset Securities Co. Ltd.	19,964	431,905
NAVER Corp.	3,055	1,815,197
NCsoft Corp.	1,645	330,617
OCI Co. Ltd.[b]	2,820	280,911
Orion Corp./Republic of Korea	244	199,157
POSCO	6,896	1,455,580
S-1 Corp.	3,760	307,228
S-Oil Corp.	6,345	485,036
Samsung C&T Corp.	7,112	817,686
Samsung Electro-Mechanics Co. Ltd.	6,583	301,013
Samsung Electronics Co. Ltd.	13,395	14,636,453
Samsung Fire & Marine Insurance Co. Ltd.	3,760	971,845
Samsung Heavy Industries Co. Ltd.[b]	14,483	136,009
Samsung Life Insurance Co. Ltd.	6,580	632,359
Samsung SDI Co. Ltd.	5,875	587,809
Samsung SDS Co. Ltd.	3,055	457,151
Samsung Securities Co. Ltd.	6,345	219,408
Shinhan Financial Group Co. Ltd.	34,378	1,261,190
Shinsegae Co. Ltd.	705	130,865
SK Holdings Co. Ltd.	5,640	1,108,794
SK Hynix Inc.	63,235	1,562,283
SK Innovation Co. Ltd.	6,580	895,120
SK Telecom Co. Ltd.	2,350	424,873
Woori Bank	34,566	318,539
Yuhan Corp.	720	184,518

		61,006,365
SPAIN — 2.29%
Abertis Infraestructuras SA	59,254	999,335
ACS Actividades de Construccion y Servicios SA	38,761	1,281,902

Security	Shares	Value

Aena SAb,c	5,406	$771,184
Amadeus IT Holding SA Class A	61,247	2,787,730
Banco Bilbao Vizcaya Argentaria SA	663,991	4,550,082
Banco de Sabadell SA	605,345	1,157,170
Banco de Sabadell SA New[b]	18,042	34,489
Banco Popular Espanol SAa	241,785	657,705
Banco Santander SA	1,548,180	7,839,348
Bankia SA	661,840	616,285
CaixaBank SA	290,716	875,382
Distribuidora Internacional de Alimentacion SAa	93,863	520,974
Ferrovial SA	95,599	2,057,397
Gas Natural SDG SA	20,227	420,828
Grifols SA	27,502	598,331
Iberdrola SA	689,954	4,902,639
Industria de Diseno Textil SA	124,550	3,999,284
International Consolidated Airlines Group SA	114,210	878,391
Red Electrica Corp. SA	8,183	730,766
Repsol SA	134,180	1,758,902
Telefonica SA	505,955	5,517,954
Zardoya Otis SA	88,077	935,148

		43,891,226
SWEDEN — 2.06%
Alfa Laval AB	83,660	1,320,215
Assa Abloy AB	117,030	2,456,588
Atlas Copco AB Class A	96,848	2,508,587
Electrolux AB Class B	46,295	1,344,569
Getinge AB Class B	40,227	851,429
Hennes & Mauritz AB Class B	119,615	4,256,815
Hexagon AB Class B	27,730	1,106,787
Husqvarna AB Class B	175,153	1,397,303
Investor AB Class B	53,110	1,950,965
Lundin Petroleum ABa,b	25,145	471,403
Millicom International Cellular SA SDR	10,161	587,689
Nordea Bank AB	340,280	3,306,325
Sandvik AB	169,905	1,745,124
Securitas AB Class B	93,864	1,483,581
Skandinaviska Enskilda Banken AB Class A	133,245	1,273,911
Skanska AB Class B	85,558	1,883,407
Svenska Cellulosa AB SCA Class B	55,852	1,760,680

261

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Svenska Handelsbanken AB Class A	137,968	$1,838,438
Swedbank AB Class A	76,845	1,659,039
Tele2 AB Class B	57,878	552,631
Telefonaktiebolaget LM Ericsson Class B	318,660	2,581,867
Telia Co. AB	278,475	1,331,204
Volvo AB Class B	149,225	1,748,487

		39,417,044
SWITZERLAND — 6.38%
ABB Ltd. Registered	304,090	6,433,954
Actelion Ltd. Registered	12,925	2,090,115
Adecco SA Registered	19,181	1,235,709
Aryzta AG	10,810	420,107
Barry Callebaut AG Registered	928	1,091,138
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	235	1,439,176
Cie. Financiere Richemont SA Class A Registered	60,712	4,041,133
Credit Suisse Group AG Registered	190,916	2,902,083
Galenica AG Registered	470	687,470
Geberit AG Registered	5,360	2,059,560
Givaudan SA Registered	870	1,715,493
Julius Baer Group Ltd.	33,809	1,446,538
Kuehne + Nagel International AG Registered	12,938	1,865,448
LafargeHolcim Ltd. Registered	42,280	2,142,451
Nestle SA Registered	361,665	26,978,662
Novartis AG Registered	249,100	19,023,599
Roche Holding AG	78,020	19,739,019
SGS SA Registered	470	1,035,128
Sonova Holding AG Registered	5,875	785,785
Sulzer AG Registered	4,087	373,309
Swatch Group AG (The) Bearer[a]	4,310	1,473,089
Swiss Life Holding AG Registered	4,073	1,028,767
Swiss Prime Site AG Registered	7,051	618,296
Swiss Re AG	47,000	4,172,874
Swisscom AG Registered	2,820	1,431,330
Syngenta AG Registered	11,986	4,801,903
UBS Group AG	455,756	7,893,114
Zurich Insurance Group AG	15,220	3,409,217

		122,334,467

Security	Shares	Value

TAIWAN — 2.57%
Acer Inc.[b]	1,232,792	$439,559
Advanced Semiconductor Engineering Inc.	1,175,218	1,105,877
Asia Cement Corp.	486,440	433,608
AU Optronics Corp.	1,735,000	505,658
Cathay Financial Holding Co. Ltd.	1,022,318	1,149,010
Chailease Holding Co. Ltd.	43,128	72,475
Chang Hwa Commercial Bank Ltd.	1,020,685	533,238
China Development Financial Holding Corp.	1,880,000	479,720
China Steel Corp.	1,452,288	1,019,884
Chunghwa Telecom Co. Ltd.	705,000	2,382,569
Compal Electronics Inc.	705,000	415,310
CTBC Financial Holding Co. Ltd.	1,925,293	978,973
Delta Electronics Inc.	235,000	1,092,922
E.Sun Financial Holding Co. Ltd.	940,856	522,163
Far EasTone Telecommunications Co. Ltd.	470,000	1,060,863
First Financial Holding Co. Ltd.	1,594,278	781,000
Formosa Chemicals & Fibre Corp.	240,340	614,021
Formosa Petrochemical Corp.	235,000	668,139
Formosa Plastics Corp.	241,960	602,406
Fubon Financial Holding Co. Ltd.	470,000	571,962
Highwealth Construction Corp.	223,080	335,453
Hon Hai Precision Industry Co. Ltd.	1,822,839	4,357,452
HTC Corp.	278,000	710,235
Hua Nan Financial Holdings Co. Ltd.	1,863,885	904,406
Innolux Corp.	1,243,688	385,604
MediaTek Inc.	60,000	427,867
Mega Financial Holding Co. Ltd.	1,013,195	719,380
Nan Ya Plastics Corp.	473,840	928,493
Pegatron Corp.	470,000	995,287
Quanta Computer Inc.	470,000	757,759
Shin Kong Financial Holding Co. Ltd.	800,149	162,000
Siliconware Precision Industries Co. Ltd.	472,218	701,307
SinoPac Financial Holdings Co. Ltd.	1,596,793	473,300

262

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Synnex Technology International Corp.	235,000	$233,521
Taishin Financial Holding Co. Ltd.	1,514,141	572,738
Taiwan Business Bank[b]	3,129,880	807,385
Taiwan Cement Corp.	470,000	479,428
Taiwan Cooperative Financial Holding Co. Ltd.	2,471,018	1,091,744
Taiwan Mobile Co. Ltd.	470,000	1,551,949
Taiwan Semiconductor Manufacturing Co. Ltd.	3,055,000	14,207,981
Uni-President Enterprises Corp.	559,972	1,010,460
United Microelectronics Corp.	2,350,000	874,337
Vanguard International Semiconductor Corp.	479,000	734,398
Yuanta Financial Holding Co. Ltd.	1,400,067	462,305

		49,314,146
THAILAND — 0.45%
Advanced Info Service PCL NVDR	94,000	419,811
Airports of Thailand PCL NVDR[a]	70,500	791,182
Banpu PCL NVDR[a]	235,500	86,298
BEC World PCL NVDR	306,900	228,440
BTS Group Holdings PCL NVDR	564,000	148,549
Central Pattana PCL NVDR	117,500	177,444
Charoen Pokphand Foods PCL NVDR	737,900	502,778
CP ALL PCL NVDR	757,200	991,752
Glow Energy PCL NVDR	267,500	677,748
Indorama Ventures PCL NVDR	430,888	351,569
Minor International PCL NVDR	309,420	329,971
PTT Exploration & Production PCL NVDR	149,399	321,852
PTT Global Chemical PCL NVDR	235,601	421,559
PTT PCL NVDR	70,600	614,440
Siam Cement PCL (The) NVDR	70,800	989,133
Siam Commercial Bank PCL (The) NVDR	235,000	898,153
Thai Oil PCL NVDR	151,000	285,314
TMB Bank PCL NVDR	2,773,000	181,003
True Corp. PCL NVDR[a]	1,270,434	270,963

		8,687,959
TURKEY — 0.35%
Akbank TAS	131,600	405,025
Anadolu Efes Biracilik ve Malt Sanayii AS	59,975	472,193
Arcelik AS	136,320	916,671
BIM Birlesik Magazalar AS	37,421	824,941

Security	Shares	Value

Coca-Cola Icecek AS	19,975	293,374
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	452,662	487,604
Enka Insaat ve Sanayi AS	59,885	104,155
Haci Omer Sabanci Holding AS	58,045	209,804
KOC Holding AS	45,463	238,029
TAV Havalimanlari Holding AS	23,500	137,167
Tupras Turkiye Petrol Rafinerileri AS	31,285	826,825
Turk Hava Yollari AOb	95,450	235,696
Turk Telekomunikasyon AS	99,222	240,039
Turkiye Garanti Bankasi AS	215,965	666,220
Turkiye Halk Bankasi AS	57,575	221,498
Turkiye Is Bankasi Class C	91,449	160,689
Ulker Biskuvi Sanayi AS	24,440	194,869
Yapi ve Kredi Bankasi ASa,b	94,572	144,855

		6,779,654
UNITED ARAB EMIRATES — 0.20%
Abu Dhabi Commercial Bank PJSC	303,523	545,407
Aldar Properties PJSC	813,127	602,160
Arabtec Holding PJSC[b]	354,460	157,304
DP World Ltd.	32,297	610,413
Emaar Properties PJSC	591,184	1,094,502
Emirates Telecommunications Group Co. PJSC	173,437	892,460

		3,902,246
UNITED KINGDOM — 13.93%
3i Group PLC	122,007	846,457
Aggreko PLC	29,375	467,752
Anglo American PLC	169,200	1,892,173
ARM Holdings PLC	156,275	2,146,194
Ashtead Group PLC	33,605	446,744
Associated British Foods PLC	23,266	1,044,284
AstraZeneca PLC	140,295	8,072,758
Auto Trader Group PLC[c]	105,045	577,052
Aviva PLC	442,745	2,804,449
BAE Systems PLC	273,825	1,914,577
Barclays PLC	1,830,885	4,599,742
Berkeley Group Holdings PLC	9,400	412,414

263

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

BHP Billiton PLC	242,755	$3,318,216
BP PLC	1,984,105	10,863,109
British American Tobacco PLC	215,025	13,135,097
British Land Co. PLC (The)	153,773	1,619,635
BT Group PLC	1,045,280	6,786,419
Bunzl PLC	70,531	2,106,714
Burberry Group PLC	48,175	839,096
Capita PLC	145,513	2,133,753
Carnival PLC	31,625	1,573,745
Centrica PLC	640,673	2,237,438
Coca-Cola HBC AGb	28,905	592,802
Compass Group PLC	250,510	4,473,393
Diageo PLC	302,680	8,185,094
Experian PLC	157,215	2,881,108
Fresnillo PLC	17,625	287,364
G4S PLC	272,632	752,430
GlaxoSmithKline PLC	532,275	11,376,263
Glencore PLC	1,263,421	3,014,931
HSBC Holdings PLC	2,164,820	14,349,892
ICAP PLC	139,120	954,789
Imperial Brands PLC	128,075	6,976,545
InterContinental Hotels Group PLC	52,934	2,116,150
ITV PLC	510,890	1,685,404
J Sainsbury PLC[a]	218,550	924,925
Johnson Matthey PLC	38,018	1,607,846
Kingfisher PLC	378,115	2,015,646
Land Securities Group PLC	114,775	1,903,277
Legal & General Group PLC	1,011,205	3,304,814
Lloyds Banking Group PLC	6,126,685	6,019,524
London Stock Exchange Group PLC	42,065	1,671,779
Marks & Spencer Group PLC	254,557	1,579,235
Mediclinic International PLC	29,140	386,319
National Grid PLC	486,450	6,946,435
Next PLC	26,913	2,004,755
Old Mutual PLC	738,907	2,007,899
Pearson PLC	96,474	1,137,665
Persimmon PLC	65,353	1,902,268
Petrofac Ltd.	31,188	386,058
Prudential PLC	327,355	6,461,837
Randgold Resources Ltd.	12,866	1,275,970
Reckitt Benckiser Group PLC	82,298	8,021,957
RELX PLC	133,297	2,362,730
Rexam PLC	182,919	1,674,739

Security	Shares	Value

Rio Tinto PLC	144,525	$4,870,499
Rolls-Royce Holdings PLC	195,755	1,919,870
Rolls-Royce Holdings PLC New[b]	13,898,605	20,360
Royal Bank of Scotland Group PLC[b]	274,715	925,590
Royal Dutch Shell PLC Class A	410,152	10,691,807
Royal Dutch Shell PLC Class B	469,706	12,288,980
SABMiller PLC	111,683	6,846,850
Sage Group PLC (The)	248,929	2,158,766
Shire PLC	72,380	4,517,918
Sky PLC	113,740	1,563,708
Smith & Nephew PLC	146,640	2,483,239
SSE PLC	132,540	2,931,785
Standard Chartered PLC	344,048	2,782,563
Standard Life PLC	262,871	1,255,746
Taylor Wimpey PLC	283,200	764,587
Tesco PLC[b]	954,351	2,406,009
TUI AG	27,499	399,208
Unilever PLC	148,285	6,635,072
United Utilities Group PLC	67,106	923,563
Vedanta Ltd. ADR	191,801	1,204,510
Vodafone Group PLC	3,009,175	9,662,650
Weir Group PLC (The)	27,025	475,067
Wm Morrison Supermarkets PLC	294,292	823,849
Wolseley PLC	52,170	2,920,157
Worldpay Group PLC[b,c]	34,310	134,146
WPP PLC	182,842	4,274,813

		266,960,973

TOTAL COMMON STOCKS
(Cost: $2,150,823,183)		1,882,641,940

PREFERRED STOCKS — 1.12%

BRAZIL — 0.59%
Banco Bradesco SA	353,073	2,649,991
Centrais Eletricas Brasileiras SA Class B	70,500	261,709
Cia. Brasileira de Distribuicao	23,500	344,655
Cia. Energetica de Minas Gerais	110,400	219,149
Cia. Paranaense de Energia Class B	34,400	282,214
Gerdau SA	94,000	212,745
Itau Unibanco Holding SA	371,443	3,538,116
Itausa-Investimentos Itau SA	423,850	1,063,678
Lojas Americanas SA	66,900	310,771

264

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI ex U.S. ETF

April 30, 2016

Security	Shares	Value

Petroleo Brasileiro SA	399,500	$1,184,330
Telefonica Brasil SA	29,600	363,352
Vale SA	211,500	964,707

		11,395,417
CHILE — 0.01%
Sociedad Quimica y Minera de Chile SA Series B	9,701	207,356

		207,356
COLOMBIA — 0.06%
Bancolombia SA	131,024	1,243,910

		1,243,910
GERMANY — 0.33%
Henkel AG & Co. KGaA	26,444	3,019,070
Porsche Automobil Holding SE	17,012	949,489
Volkswagen AG	15,839	2,293,953

		6,262,512
ITALY — 0.03%
Telecom Italia SpA/Milano	657,542	515,884

		515,884
SOUTH KOREA — 0.10%
Hyundai Motor Co.	1,880	160,709
Hyundai Motor Co. Series 2	4,230	370,877
Samsung Electronics Co. Ltd.	1,410	1,290,706

		1,822,292

TOTAL PREFERRED STOCKS
(Cost: $22,420,487)		21,447,371

RIGHTS — 0.00%

THAILAND — 0.00%
Banpu PCL[b]	117,750	26,294
True Corp. PCL[b]	426,832	3,666

		29,960

TOTAL RIGHTS
(Cost: $81,182)		29,960

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.85%

MONEY MARKET FUNDS — 1.85%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	33,002,488	$33,002,488
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	1,800,698	1,800,698
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	584,331	584,331

		35,387,517

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,387,517)		35,387,517

TOTAL INVESTMENTS IN SECURITIES — 101.21%
(Cost: $2,208,712,369)		1,939,506,788
Other Assets, Less Liabilities — (1.21)%		(23,175,124)

NET ASSETS — 100.00%		$1,916,331,664

ADR  —  American Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

265

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.78%

AUSTRALIA — 2.43%
AMP Ltd.	21,413	$96,087
APA Group	38,220	255,217
ASX Ltd.	2,989	99,751
Australia & New Zealand Banking Group Ltd.	18,522	343,058
Brambles Ltd.	17,591	167,539
Caltex Australia Ltd.	10,731	266,154
Commonwealth Bank of Australia	10,890	614,078
Crown Resorts Ltd.	9,702	87,442
CSL Ltd.	2,793	224,189
Dexus Property Group	12,348	79,345
Goodman Group	29,547	155,361
GPT Group (The)	26,117	100,254
Iluka Resources Ltd.	33,663	165,186
Insurance Australia Group Ltd.	18,914	83,286
LendLease Group	7,154	69,337
Macquarie Group Ltd.	2,646	128,225
Mirvac Group	54,586	77,899
National Australia Bank Ltd.	17,250	357,938
Oil Search Ltd.	28,175	151,157
QBE Insurance Group Ltd.	10,045	85,474
Scentre Group	42,924	153,633
Stockland	30,135	100,499
Suncorp Group Ltd.	7,742	73,854
Sydney Airport	26,558	138,023
Tatts Group Ltd.	40,572	116,729
Telstra Corp. Ltd.	36,848	150,726
Transurban Group	22,627	199,961
Wesfarmers Ltd.	6,517	212,715
Westfield Corp.	18,473	142,387
Westpac Banking Corp.	21,627	512,469
Woolworths Ltd.	8,967	151,302

		5,559,275
AUSTRIA — 0.01%
Raiffeisen Bank International AGa	2,107	33,677

		33,677
BELGIUM — 0.43%
Ageas	1,470	57,682
Anheuser-Busch InBev SA/NV	5,880	728,016
Colruyt SA	882	50,793
KBC Groep NV	1,323	74,295
UCB SA	1,029	77,019

		987,805

Security	Shares	Value

BRAZIL — 0.61%
Ambev SA	29,400	$165,198
Banco do Brasil SA	19,600	125,581
BRF SA	4,900	69,862
CCR SA	19,600	91,900
Cielo SA	6,580	63,878
Cosan SA Industria e Comercio	14,700	135,635
CPFL Energia SAa	19,983	114,948
Equatorial Energia SA	4,900	60,405
Kroton Educacional SA	14,700	54,526
Ultrapar Participacoes SA	24,500	514,168

		1,396,101
CANADA — 3.85%
Agnico Eagle Mines Ltd.	4,165	197,211
Alimentation Couche-Tard Inc. Class B	1,960	86,061
AltaGas Ltd.	9,408	229,079
Bank of Montreal	2,842	185,458
Bank of Nova Scotia (The)	6,419	337,195
BCE Inc.	1,078	50,638
Brookfield Asset Management Inc. Class A	7,987	270,357
Cameco Corp.	23,912	299,711
Canadian Imperial Bank of Commerce/Canada	2,205	178,393
Canadian National Railway Co.	4,116	253,874
Canadian Pacific Railway Ltd.	1,176	169,959
CCL Industries Inc. Class B	833	152,788
Enbridge Inc.	16,905	703,408
Fairfax Financial Holdings Ltd.	147	78,922
First Quantum Minerals Ltd.	14,749	125,872
Fortis Inc./Canada	13,426	426,596
Franco-Nevada Corp.	3,038	213,674
George Weston Ltd.	980	85,185
Goldcorp Inc.	12,495	252,174
Inter Pipeline Ltd.	19,208	411,425
Keyera Corp.	6,174	199,179
Loblaw Companies Ltd.	1,568	86,662
Magna International Inc. Class A	1,960	82,462
Manulife Financial Corp.	9,359	138,226
Pembina Pipeline Corp.	8,330	250,645
PrairieSky Royalty Ltd.	23,765	501,254
Restaurant Brands International Inc.	1,127	48,738
Rogers Communications Inc. Class B	2,156	83,995

266

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Royal Bank of Canada	8,232	$512,085
Seven Generations Energy Ltd.[a,b]	20,874	368,286
Silver Wheaton Corp.	11,564	242,709
Sun Life Financial Inc.	2,009	68,645
Thomson Reuters Corp.	1,568	64,643
Toronto-Dominion Bank (The)	9,653	430,401
TransCanada Corp.	13,916	578,815
Vermilion Energy Inc.	7,987	275,139
Yamana Gold Inc.	32,242	160,103

		8,799,967
CHILE — 0.12%
Aguas Andinas SA Series A	286,160	165,854
SACI Falabella	14,749	114,184

		280,038
CHINA — 2.37%
Agricultural Bank of China Ltd. Class H	441,000	159,750
Alibaba Group Holding Ltd. ADR[a,b]	3,283	252,594
AviChina Industry & Technology Co. Ltd. Class H	49,000	34,363
Baidu Inc.[a]	980	190,414
Bank of China Ltd. Class H	588,000	240,288
Bank of Communications Co. Ltd. Class H	49,000	31,015
Beijing Enterprises Water Group Ltd.[b]	196,000	117,491
China CITIC Bank Corp. Ltd. Class Ha	196,000	123,302
China Communications Construction Co. Ltd. Class H	49,000	59,124
China Construction Bank Corp. Class H	686,000	441,286
China Galaxy Securities Co. Ltd. Class H	73,500	64,809
China Jinmao Holdings Group Ltd.	196,000	56,345
China Life Insurance Co. Ltd. Class H	49,000	114,080
China Merchants Bank Co. Ltd. Class H	73,500	161,645
China Minsheng Banking Corp. Ltd. Class H	98,000	92,350
China Mobile Ltd.	49,000	561,872
China Pacific Insurance Group Co. Ltd. Class H	9,800	34,616
China Taiping Insurance Holdings Co. Ltd.[a,b]	9,800	20,087
China Telecom Corp. Ltd. Class H	196,000	97,530
China Unicom Hong Kong Ltd.	98,000	115,722
CITIC Securities Co. Ltd. Class H	24,500	54,134
COSCO Pacific Ltd.	98,000	104,352

Security	Shares	Value

CRRC Corp. Ltd. Class H	49,000	$47,818
Ctrip.com International Ltd.[a,b]	1,176	51,285
Dalian Wanda Commercial Properties Co. Ltd. Class Hc	4,900	32,373
Evergrande Real Estate Group Ltd.[b]	49,000	36,384
Great Wall Motor Co. Ltd. Class H	24,500	18,571
Guangdong Investment Ltd.	98,000	138,968
Haitong Securities Co. Ltd. Class H	19,600	32,594
Industrial & Commercial Bank of China Ltd. Class H	490,000	265,934
JD.com Inc. ADR[a]	1,813	46,340
Kunlun Energy Co. Ltd.[b]	196,000	170,804
Lenovo Group Ltd.[b]	98,000	77,948
Netease Inc.	343	48,260
Ping An Insurance Group Co. of China Ltd. Class H	49,000	231,507
Shimao Property Holdings Ltd.	24,500	33,984
Shui On Land Ltd.	245,000	64,115
Sino-Ocean Land Holdings Ltd.	98,000	44,217
SOHO China Ltd.	122,500	61,746
Sunac China Holdings Ltd.[b]	49,000	31,457
Tencent Holdings Ltd.	34,300	702,608
Vipshop Holdings Ltd. ADR[a]	1,960	26,734
Want Want China Holdings Ltd.[b]	98,000	75,548
Yuexiu Property Co. Ltd.[b]	392,000	57,103

		5,423,467
COLOMBIA — 0.09%
Interconexion Electrica SA ESP	65,562	199,968

		199,968
DENMARK — 0.67%
Carlsberg A/S Class B	1,104	107,541
Chr Hansen Holding A/S	1,470	91,503
Coloplast A/S Class B	637	47,778
Danske Bank A/S	5,194	146,909
Novo Nordisk A/S Class B	12,985	725,152
Novozymes A/S Class B	2,688	128,851
Pandora A/S	1,033	134,166

267

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

TDC A/S	6,721	$34,400
Vestas Wind Systems A/S	1,472	105,332

		1,521,632
EGYPT — 0.02%
Talaat Moustafa Group	47,250	35,491

		35,491
FINLAND — 0.38%
Elisa OYJ	2,597	96,997
Kone OYJ Class B	4,165	190,052
Metso OYJ	1,176	28,272
Neste OYJ	2,891	92,515
Nokia OYJ	36,652	216,194
Sampo OYJ Class A	3,577	156,215
Wartsila OYJ Abp	2,205	94,555

		874,800
FRANCE — 3.33%
Aeroports de Paris	882	111,021
Airbus Group SE	4,557	285,029
AXA SA	17,101	431,199
BNP Paribas SA	7,693	407,429
Bollore SA	26,656	105,635
Capgemini SA	1,715	160,147
Carrefour SA	3,871	109,711
Christian Dior SE	539	94,670
CNP Assurances	3,675	62,569
Credit Agricole SA	11,809	130,642
Danone SA	4,606	322,701
Edenred	2,646	52,187
Essilor International SA	1,568	203,027
Fonciere des Regions	985	93,232
Gecina SA	637	92,147
Kering	686	117,581
Klepierre	1,666	78,377
L’Oreal SA	2,156	391,272
Legrand SA	3,283	187,031
LVMH Moet Hennessy Louis Vuitton SE	2,156	358,306
Natixis SA	12,397	68,396
Numericable-SFR SA	735	24,064
Orange SA	14,112	234,043
Pernod Ricard SA	2,205	238,104
Peugeot SAa	2,254	36,285
Publicis Groupe SA	2,009	148,714
Renault SA	1,862	179,739

Security	Shares	Value

Rexel SA	5,782	$87,615
Safran SA	2,793	192,481
Sanofi	8,330	687,984
Schneider Electric SE	5,194	338,138
SCOR SE	2,646	90,115
SES SA	3,136	85,575
Societe Generale SA	6,174	242,195
Sodexo SA	1,127	113,836
Technip SA	1,666	97,526
Thales SA	1,911	165,252
Unibail-Rodamco SE	912	244,427
Vinci SA	4,067	303,897
Vivendi SA	9,310	178,715
Zodiac Aerospace	2,891	67,797

		7,618,811
GERMANY — 2.78%
adidas AG	1,960	252,774
Allianz SE Registered	3,626	615,688
BASF SE	4,263	352,281
Bayer AG Registered	5,096	588,048
Bayerische Motoren Werke AG	2,058	189,749
Beiersdorf AG	1,372	123,136
Brenntag AG	2,352	137,953
Commerzbank AG	7,987	74,647
Continental AG	784	172,228
Daimler AG Registered	6,713	466,629
Deutsche Bank AG Registered	12,446	234,780
Deutsche Boerse AG	784	64,374
Deutsche Post AG Registered	6,125	179,871
Deutsche Telekom AG Registered	19,747	345,704
Deutsche Wohnen AG Bearer	2,156	66,043
Fresenius Medical Care AG & Co. KGaA	1,568	136,040
Fresenius SE & Co. KGaA	2,842	206,763
GEA Group AG	2,156	99,985
Hannover Rueck SE	343	39,121
Henkel AG & Co. KGaA	784	79,675
Infineon Technologies AG	10,927	155,502
Merck KGaA	1,911	179,632
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,372	254,491
SAP SE	7,007	548,300
Siemens AG Registered	5,978	623,889

268

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Symrise AG	637	$42,214
Vonovia SE	3,577	120,388

		6,349,905
GREECE — 0.08%
Eurobank Ergasias SAa	34,848	29,536
JUMBO SAa	2,400	31,529
National Bank of Greece SAa	199,985	59,554
Piraeus Bank SAa	180,010	53,605

		174,224
HONG KONG — 1.02%
AIA Group Ltd.	78,400	471,985
BOC Hong Kong Holdings Ltd.	24,500	73,432
Cheung Kong Infrastructure Holdings Ltd.[b]	26,000	245,849
Cheung Kong Property Holdings Ltd.[b]	24,500	168,182
CK Hutchison Holdings Ltd.	24,500	293,727
Galaxy Entertainment Group Ltd.	49,000	165,498
Hong Kong & China Gas Co. Ltd.	156,900	292,878
Hong Kong Exchanges and Clearing Ltd.[b]	4,900	123,997
Link REIT[b]	24,500	148,916
Melco Crown Entertainment Ltd. ADR[b]	1,666	24,657
MGM China Holdings Ltd.[b]	19,600	27,541
MTR Corp. Ltd.	24,500	121,281
New World Development Co. Ltd.	47,000	46,896
Sands China Ltd.	19,600	70,242
Wynn Macau Ltd.[b]	39,200	56,092

		2,331,173
INDIA — 0.73%
ICICI Bank Ltd. ADR	34,006	239,742
Infosys Ltd. ADR[b]	23,569	443,097
Larsen & Toubro Ltd. GDR[d]	14,161	269,767
Mahindra & Mahindra Ltd. GDR	12,691	251,282
State Bank of India GDR[d]	6,321	178,252
Wipro Ltd. ADR[b]	23,930	290,750

		1,672,890
INDONESIA — 0.30%
Astra International Tbk PT	343,000	174,907
Bank Central Asia Tbk PT	107,800	106,672
Bank Mandiri Persero Tbk PT	88,200	64,538
Bank Rakyat Indonesia Persero Tbk PT	127,400	99,984

Security	Shares	Value

Perusahaan Gas Negara Persero Tbk PT	514,500	$102,214
Telekomunikasi Indonesia Persero Tbk PT	519,400	139,814

		688,129
IRELAND — 0.03%
Bank of Ireland[a]	205,261	62,300

		62,300
ISRAEL — 0.20%
Bank Hapoalim BM	4,704	24,223
Mobileye NVa,b	1,225	46,734
NICE-Systems Ltd.	637	41,027
Teva Pharmaceutical Industries Ltd.	6,272	353,047

		465,031
ITALY — 0.57%
Assicurazioni Generali SpA	10,094	153,995
Atlantia SpA	7,595	211,558
CNH Industrial NV	11,466	87,988
Intesa Sanpaolo SpA	78,596	217,848
Luxottica Group SpA	1,519	82,762
Snam SpA	41,944	256,056
Terna Rete Elettrica Nazionale SpA	29,008	163,596
UniCredit SpA	33,565	129,709

		1,303,512
JAPAN — 7.82%
AEON Financial Service Co. Ltd.	4,900	113,392
Amada Holdings Co. Ltd.	14,700	152,915
Asahi Group Holdings Ltd.	4,900	160,700
ASICS Corp.	4,900	101,256
Astellas Pharma Inc.	14,700	205,672
Bridgestone Corp.	4,900	188,499
Brother Industries Ltd.	4,900	58,482
Canon Inc.	9,800	285,038
Dai-ichi Life Insurance Co. Ltd. (The)	9,800	125,391
Daiichi Sankyo Co. Ltd.	9,800	238,234
Daiwa House Industry Co. Ltd.	4,900	135,695
Denso Corp.	4,900	194,681
Dentsu Inc.	4,900	259,666
East Japan Railway Co.	4,900	449,905
Fuji Heavy Industries Ltd.	4,900	170,180
FUJIFILM Holdings Corp.	4,900	209,244
Hino Motors Ltd.	9,800	99,104
Hitachi Chemical Co. Ltd.	4,900	85,914

269

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Hitachi Ltd.	49,000	$236,127
Honda Motor Co. Ltd.	14,700	411,138
Hoya Corp.	4,900	195,139
IHI Corp.	49,000	112,201
Iida Group Holdings Co. Ltd.	4,900	95,761
Isuzu Motors Ltd.	9,800	109,500
ITOCHU Corp.	19,600	259,208
Japan Exchange Group Inc.	4,900	76,755
Japan Tobacco Inc.	9,800	414,917
JTEKT Corp.	4,900	65,535
Kansai Paint Co. Ltd.	9,800	177,874
Kao Corp.	4,900	280,092
KDDI Corp.	14,700	435,388
Kirin Holdings Co. Ltd.	9,800	145,770
Komatsu Ltd.	9,800	174,622
Kyocera Corp.	4,900	250,644
Marubeni Corp.	49,000	268,413
Marui Group Co. Ltd.	4,900	77,534
Mazda Motor Corp.	4,900	79,892
Mitsubishi Corp.	9,800	170,638
Mitsubishi Heavy Industries Ltd.	49,000	182,041
Mitsubishi UFJ Financial Group Inc.	107,800	524,013
Mitsui & Co. Ltd.	19,600	245,744
Mizuho Financial Group Inc.	230,300	361,179
MS&AD Insurance Group Holdings Inc.	4,900	135,947
Nexon Co. Ltd.	4,900	76,205
Nippon Paint Holdings Co. Ltd.	4,900	135,191
Nippon Telegraph & Telephone Corp.	4,900	222,754
Nissan Motor Co. Ltd.	29,400	274,779
Nitto Denko Corp.	4,900	276,428
Nomura Holdings Inc.	49,000	219,320
Nomura Real Estate Holdings Inc.	4,900	92,692
NTT DOCOMO Inc.	14,700	356,801
Olympus Corp.	4,900	198,986
Omron Corp.	4,900	163,036
ORIX Corp.	14,700	217,969
Otsuka Holdings Co. Ltd.	4,900	196,742
Panasonic Corp.	19,600	182,160
Rakuten Inc.	9,800	111,789
Resona Holdings Inc.	39,200	144,058
SBI Holdings Inc./Japan	4,900	53,216
Secom Co. Ltd.	4,900	386,752
Sega Sammy Holdings Inc.	4,900	55,047

Security	Shares	Value

Sekisui House Ltd.	9,800	$176,912
Seven & I Holdings Co. Ltd.	4,900	208,054
Shin-Etsu Chemical Co. Ltd.	4,900	284,076
Shionogi & Co. Ltd.	4,900	258,430
Shiseido Co. Ltd.	4,900	113,804
SoftBank Group Corp.	4,900	274,230
Sompo Japan Nipponkoa Holdings Inc.	4,900	134,665
Sony Corp.	9,800	254,446
Sumitomo Corp.	29,400	321,492
Sumitomo Mitsui Financial Group Inc.	9,800	312,607
Sumitomo Mitsui Trust Holdings Inc.	49,000	157,815
Suzuki Motor Corp.	4,900	140,824
T&D Holdings Inc.	9,800	99,058
Takeda Pharmaceutical Co. Ltd.	4,900	240,981
Terumo Corp.	4,900	193,490
Toho Gas Co. Ltd.	49,000	343,474
Tokio Marine Holdings Inc.	4,900	168,943
Tokyo Gas Co. Ltd.	49,000	222,159
Toyota Industries Corp.	4,900	222,800
Toyota Motor Corp.	19,600	1,035,734
Toyota Tsusho Corp.	4,900	115,407
Unicharm Corp.	4,900	104,989
United Urban Investment Corp.	98	171,371
Yamaha Corp.	4,900	146,549
Yamato Holdings Co. Ltd.	4,900	102,080

		17,888,355
MALAYSIA — 0.33%
CIMB Group Holdings Bhd	49,000	58,577
Genting Bhd	39,200	88,706
Genting Malaysia Bhd	68,600	78,495
Malayan Banking Bhd	19,600	44,804
Petronas Chemicals Group Bhd	19,600	33,666
Petronas Dagangan Bhd	19,600	119,612
Petronas Gas Bhd	24,500	137,850
PPB Group Bhd	19,600	81,180
Public Bank Bhd	14,700	70,367
Sapurakencana Petroleum Bhd	73,500	31,044

		744,301
MEXICO — 0.50%
America Movil SAB de CV	245,000	173,925
Fibra Uno Administracion SA de CV	19,600	46,868
Fomento Economico Mexicano SAB de CV	14,700	137,377

270

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Grupo Financiero Banorte SAB de CV	19,600	$111,758
Grupo Mexico SAB de CV Series B	142,100	363,022
Grupo Televisa SAB	19,600	114,722
OHL Mexico SAB de CVa,b	44,100	72,036
Wal-Mart de Mexico SAB de CV	49,000	121,719

		1,141,427
NETHERLANDS — 1.03%
Aegon NV	16,856	96,762
AerCap Holdings NVa,b	637	25,486
Altice NV Class Aa,b	3,969	60,233
ASML Holding NV	2,891	279,466
Heineken NV	2,058	192,931
ING Groep NV CVA	30,527	373,941
Koninklijke Ahold NV	2,308	50,226
Koninklijke KPN NV	26,068	102,559
Koninklijke Philips NV	8,526	234,366
Koninklijke Vopak NV	5,292	287,573
Randstad Holding NV	490	26,324
RELX NV	5,898	98,998
Unilever NV CVA	11,319	497,372
Wolters Kluwer NV	925	35,211

		2,361,448
NEW ZEALAND — 0.08%
Auckland International Airport Ltd.	22,785	97,985
Meridian Energy Ltd.	43,022	79,720

		177,705
NORWAY — 0.24%
DNB ASA	9,653	123,594
Gjensidige Forsikring ASA	1,813	31,048
Orkla ASA	17,199	150,154
Schibsted ASA	2,156	62,894
Telenor ASA	10,584	182,176

		549,866
PERU — 0.04%
Credicorp Ltd.	686	99,758

		99,758
PHILIPPINES — 0.10%
Aboitiz Power Corp.	176,400	168,923
Philippine Long Distance Telephone Co.	1,715	62,802

		231,725

Security	Shares	Value

POLAND — 0.10%
Bank Pekao SA	1,960	$79,661
Powszechna Kasa Oszczednosci Bank Polski SAa	12,152	77,815
Powszechny Zaklad Ubezpieczen SA	8,820	79,708

		237,184
PORTUGAL — 0.04%
Banco Comercial Portugues SA Registered[a,b]	651,406	28,874
Jeronimo Martins SGPS SA	3,283	53,733

		82,607
QATAR — 0.10%
Qatar Gas Transport Co. Ltd.	36,456	231,862

		231,862
RUSSIA — 0.30%
Magnit PJSC GDR[d]	5,978	206,839
MegaFon PJSC GDR[d]	8,234	94,691
Mobile TeleSystems PJSC ADR	21,952	203,275
Sberbank of Russia PJSC ADR	22,824	182,957

		687,762
SINGAPORE — 0.45%
Ascendas REIT	30,457	55,745
CapitaLand Commercial Trust Ltd.	63,700	67,773
CapitaLand Ltd.[b]	44,100	102,043
City Developments Ltd.	4,900	30,405
Genting Singapore PLC	78,400	47,540
Global Logistic Properties Ltd.[b]	49,000	69,815
Hutchison Port Holdings Trust[b]	245,000	109,025
Keppel Corp. Ltd.	4,900	19,687
Singapore Telecommunications Ltd.	98,000	281,448
Suntec REIT[b]	44,100	55,287
UOL Group Ltd.	14,700	67,154
Wilmar International Ltd.	19,600	54,102
Yangzijiang Shipbuilding Holdings Ltd.[b]	98,000	72,185

		1,032,209
SOUTH AFRICA — 0.76%
Aspen Pharmacare Holdings Ltd.	4,557	107,807
Barclays Africa Group Ltd.	4,998	50,858
Bidvest Group Ltd. (The)	4,018	102,366
Brait SEa,b	3,626	40,699
FirstRand Ltd.	43,022	138,798
Fortress Income Fund Ltd.	21,756	57,686

271

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Growthpoint Properties Ltd.	89,131	$158,076
Mr. Price Group Ltd.	3,675	46,863
Naspers Ltd. Class N	3,038	418,446
Nedbank Group Ltd.	4,557	58,518
Redefine Properties Ltd.	169,001	146,468
RMB Holdings Ltd.	21,119	86,512
Sanlam Ltd.	15,435	75,103
Standard Bank Group Ltd.	14,602	131,514
Steinhoff International Holdings NV Class H	17,983	112,813

		1,732,527
SOUTH KOREA — 1.36%
AmorePacific Corp.	490	175,246
BGF retail Co. Ltd.	196	31,996
Celltrion Inc.[a]	604	53,328
E-MART Inc.	98	15,783
Hana Financial Group Inc.	2,842	63,979
Hanmi Pharm Co. Ltd.	49	25,674
Hanmi Science Co. Ltd.	196	23,395
Hanwha Corp.	2,401	79,654
Hyundai Engineering & Construction Co. Ltd.	833	29,390
Hyundai Mobis Co. Ltd.	539	123,231
Hyundai Motor Co.	686	86,397
Industrial Bank of Korea	8,330	88,827
Kangwon Land Inc.	3,969	148,568
Kia Motors Corp.	2,646	111,237
Korea Gas Corp.	3,675	133,692
Korea Zinc Co. Ltd.	392	170,472
KT&G Corp.	1,274	137,530
LG Chem Ltd.	294	76,635
LG Household & Health Care Ltd.	49	43,306
NAVER Corp.	168	99,821
Samsung C&T Corp.	784	90,139
Samsung Electronics Co. Ltd.	714	780,174
Samsung Fire & Marine Insurance Co. Ltd.	539	139,315
Samsung Life Insurance Co. Ltd.	1,225	117,726
Samsung SDS Co. Ltd.	453	67,787
SK Holdings Co. Ltd.	392	77,065
SK Hynix Inc.	2,156	53,266
SK Telecom Co. Ltd.	392	70,872

		3,114,505

Security	Shares	Value

SPAIN — 1.15%
Abertis Infraestructuras SA	10,844	$182,887
Aena SAa,c	588	83,880
Amadeus IT Holding SA Class A	4,606	209,648
Banco Bilbao Vizcaya Argentaria SA	55,036	377,141
Banco de Sabadell SA	54,941	105,025
Banco de Sabadell SA New[a]	1,564	2,990
Banco Popular Espanol SA	24,638	67,020
Banco Santander SA	119,725	606,238
Bankia SA	37,093	34,540
CaixaBank SA	25,747	77,527
Ferrovial SA	4,165	89,635
Industria de Diseno Textil SA	8,918	286,356
Mapfre SA	28,518	72,349
Telefonica SA	39,733	433,329

		2,628,565
SWEDEN — 0.93%
Assa Abloy AB	7,056	148,113
Atlas Copco AB Class A	5,733	148,498
Atlas Copco AB Class B	3,528	84,743
Boliden AB	11,515	200,949
Electrolux AB Class B	931	27,040
Hennes & Mauritz AB Class B	5,439	193,561
Hexagon AB Class B	1,078	43,026
Investment AB Kinnevik Class B	980	28,218
Investor AB Class B	3,577	131,399
Lundin Petroleum ABa	6,909	129,526
Nordea Bank AB	20,580	199,965
Sandvik AB	8,428	86,566
Securitas AB Class B	2,058	32,528
Skandinaviska Enskilda Banken AB Class A	9,163	87,604
SKF AB Class B	1,666	30,714
Svenska Handelsbanken AB Class A	7,644	101,857
Swedbank AB Class A	4,067	87,804
Telefonaktiebolaget LM Ericsson Class B	19,747	159,995
Telia Co. AB	9,800	46,847
Volvo AB Class B	13,916	163,056

		2,132,009
SWITZERLAND — 3.09%
ABB Ltd. Registered	15,680	331,758
Adecco SA Registered	1,568	101,016

272

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Cie. Financiere Richemont SA Class A Registered	3,675	$244,617
Credit Suisse Group AG Registered	14,301	217,387
EMS-Chemie Holding AG Registered	294	145,466
Geberit AG Registered	343	131,796
Givaudan SA Registered	147	289,859
Kuehne + Nagel International AG Registered	686	98,910
Nestle SA Registered	20,482	1,527,870
Novartis AG Registered	15,043	1,148,824
Roche Holding AG	4,459	1,128,125
Sika AG Bearer	49	208,729
Swatch Group AG (The) Bearer[b]	343	117,232
Swiss Life Holding AG Registered	392	99,012
Swiss Re AG	2,989	265,377
Swisscom AG Registered	49	24,871
Syngenta AG Registered	784	314,091
UBS Group AG	25,823	447,221
Zurich Insurance Group AG	980	219,516

		7,061,677
TAIWAN — 1.17%
Acer Inc.[a]	294,000	104,827
Asia Pacific Telecom Co. Ltd.[a]	196,000	62,897
Cathay Financial Holding Co. Ltd.	147,000	165,217
Chailease Holding Co. Ltd.	49,000	82,343
Chunghwa Telecom Co. Ltd.	49,000	165,597
Formosa Petrochemical Corp.	147,000	417,943
Foxconn Technology Co. Ltd.	49,000	101,181
Fubon Financial Holding Co. Ltd.	49,000	59,630
Highwealth Construction Corp.	49,000	73,683
Hon Hai Precision Industry Co. Ltd.	49,500	118,329
Mega Financial Holding Co. Ltd.	98,000	69,581
Pou Chen Corp.	98,000	123,666
Quanta Computer Inc.	49,000	79,000
Ruentex Development Co. Ltd.	98,000	110,601
Taiwan Mobile Co. Ltd.	49,000	161,799
Taiwan Semiconductor Manufacturing Co. Ltd.	147,000	683,657
Yuanta Financial Holding Co. Ltd.	196,000	64,720
Yulon Motor Co. Ltd.	49,000	43,146

		2,687,817
THAILAND — 0.20%
Advanced Info Service PCL NVDR	14,700	65,652

Security	Shares	Value

Airports of Thailand PCL NVDR[b]	14,700	$164,970
Energy Absolute PCL NVDR[b]	156,800	95,615
Siam Commercial Bank PCL (The) NVDR[b]	34,300	131,092

		457,329
TURKEY — 0.11%
Akbank TAS	18,816	57,910
Tupras Turkiye Petrol Rafinerileri AS	2,450	64,751
Turkcell Iletisim Hizmetleri AS	6,272	27,159
Turkiye Garanti Bankasi AS	22,736	70,137
Turkiye Halk Bankasi AS	9,359	36,005

		255,962
UNITED ARAB EMIRATES — 0.09%
Aldar Properties PJSC	75,999	56,281
DP World Ltd.	2,156	40,748
Emaar Properties PJSC	56,056	103,781

		200,810
UNITED KINGDOM — 6.46%
3i Group PLC	13,395	92,931
Antofagasta PLC	26,656	188,682
ARM Holdings PLC	9,653	132,569
Associated British Foods PLC	2,548	114,366
AstraZeneca PLC	8,673	499,056
Aviva PLC	32,245	204,247
BAE Systems PLC	29,400	205,564
Barclays PLC	120,050	301,602
British American Tobacco PLC	13,622	832,119
British Land Co. PLC (The)	10,241	107,865
BT Group PLC	57,232	371,575
Bunzl PLC	2,107	62,935
Burberry Group PLC	4,116	71,691
Capita PLC	7,595	111,370
Cobham PLC	17,640	39,795
Compass Group PLC	13,916	248,500
Croda International PLC	3,087	136,162
Diageo PLC	18,326	495,573
Direct Line Insurance Group PLC	15,762	83,562
Experian PLC	9,163	167,920
Fresnillo PLC	6,566	107,054
GlaxoSmithKline PLC	32,242	689,105
Hammerson PLC	12,054	103,210
HSBC Holdings PLC	125,587	832,476
IMI PLC	6,909	94,631
Imperial Brands PLC	8,526	464,431

273

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Intertek Group PLC	2,058	$98,191
Intu Properties PLC	14,602	65,091
Investec PLC	9,800	75,082
ITV PLC	38,857	128,188
Johnson Matthey PLC	3,701	156,522
Kingfisher PLC	22,148	118,066
Land Securities Group PLC	6,958	115,382
Legal & General Group PLC	42,973	140,444
Lloyds Banking Group PLC	398,174	391,210
London Stock Exchange Group PLC	2,548	101,265
Marks & Spencer Group PLC	23,912	148,347
Meggitt PLC	16,219	97,579
National Grid PLC	35,231	503,094
Next PLC	1,323	98,551
Old Mutual PLC	28,273	76,829
Pearson PLC	7,448	87,830
Persimmon PLC	3,332	96,986
Petrofac Ltd.	5,929	73,392
Prudential PLC	16,758	330,795
Randgold Resources Ltd.	2,208	218,976
Reckitt Benckiser Group PLC	4,949	482,401
RELX PLC	6,272	111,173
Rolls-Royce Holdings PLC	15,533	152,340
Rolls-Royce Holdings PLC New[a]	1,102,843	1,616
Royal Bank of Scotland Group PLC[a]	17,787	59,929
Royal Mail PLC	9,310	66,405
SABMiller PLC	7,056	432,576
Segro PLC	9,996	61,164
Severn Trent PLC	7,350	239,782
Shire PLC	4,459	278,328
Sky PLC	9,310	127,995
Smith & Nephew PLC	8,918	151,020
Smiths Group PLC	6,370	103,392
Standard Chartered PLC	28,789	232,837
Standard Life PLC	13,453	64,266
Taylor Wimpey PLC	19,453	52,519
Tesco PLC[a]	59,951	151,142
Travis Perkins PLC	3,773	102,140
Unilever PLC	9,408	420,965
United Utilities Group PLC	21,707	298,748
Vodafone Group PLC	191,541	615,050
Weir Group PLC (The)	5,978	105,086
Whitbread PLC	2,009	113,952
William Hill PLC	11,564	52,972
Wolseley PLC	2,548	142,621

Security	Shares	Value

WPP PLC	11,760	$274,947

		14,776,177
UNITED STATES — 52.31%
3M Co.	3,969	664,331
Abbott Laboratories	9,898	385,032
AbbVie Inc.	10,290	627,690
Accenture PLC Class A	4,214	475,845
Activision Blizzard Inc.	4,214	145,257
Adobe Systems Inc.[a]	3,283	309,324
ADT Corp. (The)	1,813	76,110
Advance Auto Parts Inc.	490	76,489
Aetna Inc.	2,499	280,563
Affiliated Managers Group Inc.[a]	392	66,765
Aflac Inc.	3,332	229,808
AGCO Corp.	2,009	107,421
Agilent Technologies Inc.	2,205	90,229
Akamai Technologies Inc.[a]	1,372	69,958
Alexion Pharmaceuticals Inc.[a]	1,715	238,865
Alleghany Corp.[a]	147	76,628
Allergan PLC[a]	2,611	565,438
Alliance Data Systems Corp.[a]	343	69,735
Allstate Corp. (The)	3,675	239,059
Alnylam Pharmaceuticals Inc.[a]	196	13,140
Alphabet Inc. Class Aa	2,009	1,422,131
Alphabet Inc. Class Ca	1,911	1,324,342
Altria Group Inc.	13,769	863,454
Amazon.com Inc.[a]	2,499	1,648,315
American Capital Agency Corp.	5,537	101,715
American Express Co.	6,076	397,553
American International Group Inc.	10,339	577,123
American Tower Corp.	2,499	262,095
American Water Works Co. Inc.	6,581	478,834
Ameriprise Financial Inc.	1,568	150,371
AmerisourceBergen Corp.	1,666	141,777
AMETEK Inc.	3,332	160,236
Amgen Inc.	4,998	791,183
Amphenol Corp. Class A	1,911	106,691
Analog Devices Inc.	3,381	190,418
Annaly Capital Management Inc.	12,593	131,219
Anthem Inc.	2,205	310,398
Aon PLC	1,666	175,130
Apple Inc.	36,554	3,426,572
Applied Materials Inc.	14,063	287,870
Ashland Inc.	784	87,494
Assurant Inc.	1,225	103,598

274

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

AT&T Inc.	39,641	$1,538,864
Autodesk Inc.[a]	2,548	152,421
Autoliv Inc.	637	78,013
Automatic Data Processing Inc.	3,479	307,683
AutoZone Inc.[a]	245	187,481
AvalonBay Communities Inc.	735	129,941
Avnet Inc.	1,862	76,565
Axalta Coating Systems Ltd.[a]	1,176	33,481
Axis Capital Holdings Ltd.	1,470	78,307
B/E Aerospace Inc.	1,470	71,486
Baker Hughes Inc.	5,782	279,618
Bank of America Corp.	70,413	1,025,213
Bank of New York Mellon Corp. (The)	8,379	337,171
Baxalta Inc.	3,038	127,444
Baxter International Inc.	3,724	164,675
BB&T Corp.	5,243	185,497
Becton Dickinson and Co.	1,580	254,791
Berkshire Hathaway Inc. Class Ba	5,929	862,551
Best Buy Co. Inc.	2,009	64,449
Biogen Inc.[a]	1,519	417,710
BioMarin Pharmaceutical Inc.[a]	1,372	116,181
BlackRock Inc.[e]	980	349,203
Boeing Co. (The)	4,655	627,494
BorgWarner Inc.	1,617	58,083
Boston Properties Inc.	1,127	145,225
Boston Scientific Corp.[a]	10,486	229,853
Bristol-Myers Squibb Co.	10,535	760,416
Broadcom Ltd.	2,674	389,735
Brown-Forman Corp. Class B	1,568	151,030
CA Inc.	4,018	119,174
Campbell Soup Co.	1,372	84,666
Capital One Financial Corp.	4,949	358,258
Cardinal Health Inc.	2,597	203,761
Caterpillar Inc.	4,508	350,362
CBRE Group Inc. Class Aa	2,793	82,757
CBS Corp. Class B NVS	4,116	230,126
Celanese Corp. Series A	2,450	173,215
Celgene Corp.[a]	5,390	557,380
CenturyLink Inc.	2,548	78,861
Cerner Corp.[a]	2,009	112,785
Charles Schwab Corp. (The)	8,330	236,655
Charter Communications Inc. Class Aa,b	539	114,397
Cheniere Energy Inc.[a]	8,624	335,301

Security	Shares	Value

Chipotle Mexican Grill Inc.[a]	147	$61,883
Chubb Ltd.	3,107	366,191
Cigna Corp.	2,254	312,269
Cimarex Energy Co.	882	96,032
Cintas Corp.	1,323	118,779
Cisco Systems Inc.	34,888	959,071
CIT Group Inc.	1,323	45,736
Citigroup Inc.	21,070	975,120
Citrix Systems Inc.[a]	1,421	116,295
CME Group Inc./IL	2,499	229,683
Coach Inc.	3,087	124,313
Coca-Cola Co. (The)	26,754	1,198,579
Coca-Cola Enterprises Inc.	3,234	169,720
Cognizant Technology Solutions Corp. Class Aa	4,508	263,132
Colgate-Palmolive Co.	6,272	444,810
Columbia Pipeline Group Inc.	16,415	420,552
Comcast Corp. Class A	17,033	1,034,925
Concho Resources Inc.[a]	980	113,847
Consolidated Edison Inc.	1,862	138,905
Constellation Brands Inc. Class A	1,568	244,702
Core Laboratories NV	784	104,789
Corning Inc.	8,624	161,010
Costco Wholesale Corp.	3,675	544,378
CR Bard Inc.	686	145,549
Crown Castle International Corp.	2,107	183,056
CSX Corp.	6,125	167,029
Cummins Inc.	1,617	189,238
CVS Health Corp.	9,604	965,202
Danaher Corp.	5,341	516,742
DaVita HealthCare Partners Inc.[a]	1,127	83,285
Deere & Co.	3,087	259,648
Delphi Automotive PLC	1,715	126,275
Digital Realty Trust Inc.	931	81,909
Discover Financial Services	4,165	234,365
Discovery Communications Inc. Class C NVS[a,b]	4,116	110,226
DISH Network Corp. Class Aa	1,764	86,948
Dollar General Corp.	1,813	148,503
Dollar Tree Inc.[a]	1,029	82,022
Dover Corp.	1,862	122,333
DR Horton Inc.	3,283	98,687
Dr Pepper Snapple Group Inc.	2,401	218,275
Eaton Corp. PLC	4,018	254,219
eBay Inc.[a]	8,036	196,319

275

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Ecolab Inc.	4,508	$518,330
Edwards Lifesciences Corp.[a]	1,568	166,537
EI du Pont de Nemours & Co.	4,067	268,056
Electronic Arts Inc.[a]	2,254	139,410
Eli Lilly & Co.	6,468	488,528
EMC Corp./MA	15,141	395,332
Emerson Electric Co.	6,272	342,639
EOG Resources Inc.	3,577	295,532
Equifax Inc.	1,372	164,983
Equinix Inc.	401	132,470
Equity Residential	2,156	146,759
Estee Lauder Companies Inc. (The) Class A	1,862	178,510
Everest Re Group Ltd.	588	108,721
Eversource Energy	7,252	409,303
Expedia Inc.	882	102,109
Expeditors International of Washington Inc.	2,891	143,423
Express Scripts Holding Co.[a]	5,537	408,243
F5 Networks Inc.[a]	833	87,257
Facebook Inc. Class Aa	14,602	1,716,903
Fastenal Co.	2,499	116,928
Fidelity National Information Services Inc.	2,303	151,537
Fifth Third Bancorp.	7,007	128,298
Fiserv Inc.[a]	2,303	225,049
FleetCor Technologies Inc.[a]	588	90,952
Flowserve Corp.	3,577	174,593
Fluor Corp.	2,499	136,595
FMC Technologies Inc.[a]	5,390	164,341
Ford Motor Co.	21,609	293,018
Franklin Resources Inc.	3,087	115,269
Frontier Communications Corp.	15,288	85,001
Gap Inc. (The)	1,764	40,890
Garmin Ltd.	1,323	56,399
General Dynamics Corp.	2,352	330,503
General Electric Co.	62,600	1,924,950
General Growth Properties Inc.	2,793	78,288
General Mills Inc.	5,145	315,594
General Motors Co.	6,615	210,357
Gilead Sciences Inc.	9,653	851,491
Goldman Sachs Group Inc. (The)	3,528	578,980
H&R Block Inc.	2,401	48,596
Halliburton Co.	8,477	350,185
Harley-Davidson Inc.	1,421	67,966

Security	Shares	Value

Harman International Industries Inc.	343	$26,329
Hartford Financial Services Group Inc. (The)	4,508	200,065
Hasbro Inc.	1,225	103,684
HCA Holdings Inc.[a]	1,421	114,561
HCP Inc.	3,822	129,298
Helmerich & Payne Inc.	2,303	152,274
Henry Schein Inc.[a]	686	115,728
Hershey Co. (The)	1,617	150,559
Hertz Global Holdings Inc.[a]	8,918	82,581
Hewlett Packard Enterprise Co.	5,684	94,695
HollyFrontier Corp.	3,626	129,086
Home Depot Inc. (The)	8,820	1,180,910
Honeywell International Inc.	4,851	554,324
Host Hotels & Resorts Inc.	5,831	92,246
HP Inc.	13,279	162,933
Humana Inc.	1,029	182,205
IHS Inc. Class Aa	686	84,501
Illinois Tool Works Inc.	3,871	404,597
Illumina Inc.[a]	1,078	145,519
Incyte Corp.[a]	980	70,825
Ingersoll-Rand PLC	2,450	160,573
Intel Corp.	31,801	962,934
Intercontinental Exchange Inc.	882	211,706
International Business Machines Corp.	6,223	908,185
International Flavors & Fragrances Inc.	1,764	210,745
Intuit Inc.	2,058	207,632
Intuitive Surgical Inc.[a]	245	153,458
Invesco Ltd.	3,724	115,481
Ionis Pharmaceuticals Inc.[a,b]	588	24,090
Jacobs Engineering Group Inc.[a]	4,116	183,491
JM Smucker Co. (The)	1,127	143,106
Johnson & Johnson	18,032	2,021,027
Johnson Controls Inc.	3,185	131,859
JPMorgan Chase & Co.	24,794	1,566,981
Juniper Networks Inc.	4,067	95,168
Kansas City Southern	931	88,212
Kellogg Co.	2,107	161,839
KeyCorp	6,664	81,901
Kimberly-Clark Corp.	1,323	165,626
Kimco Realty Corp.	2,058	57,871
Kinder Morgan Inc./DE	27,881	495,167
KLA-Tencor Corp.	1,911	133,655

276

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Kohl’s Corp.	1,225	$54,268
Kraft Heinz Co. (The)	4,900	382,543
Kroger Co. (The)	1,813	64,162
L Brands Inc.	1,568	122,759
L-3 Communications Holdings Inc.	1,372	180,459
Lam Research Corp.	2,058	157,231
Las Vegas Sands Corp.	4,557	205,749
Legg Mason Inc.	1,715	55,069
Lennar Corp. Class A	2,107	95,468
Liberty Global PLC Series Aa	1,862	70,253
Liberty Global PLC Series C NVS[a]	3,332	121,951
Liberty Interactive Corp. QVC Group Series Aa	3,577	93,717
Lincoln National Corp.	2,989	129,872
Lockheed Martin Corp.	2,254	523,785
Loews Corp.	3,283	130,269
Lowe’s Companies Inc.	5,684	432,098
lululemon athletica Inc.[a,b]	441	28,908
LyondellBasell Industries NV Class A	1,715	141,779
M&T Bank Corp.	882	104,358
Macy’s Inc.	2,401	95,056
Mallinckrodt PLC[a]	1,666	104,158
ManpowerGroup Inc.	1,225	94,362
Marathon Petroleum Corp.	4,312	168,513
Marsh & McLennan Companies Inc.	2,156	136,151
MasterCard Inc. Class A	6,713	651,094
Mattel Inc.	4,851	150,818
McCormick & Co. Inc./MD	1,617	151,642
McDonald’s Corp.	6,762	855,325
McKesson Corp.	1,666	279,588
Mead Johnson Nutrition Co.	1,764	153,733
Medivation Inc.[a]	833	48,147
Medtronic PLC	10,731	849,359
Merck & Co. Inc.	18,130	994,249
MetLife Inc.	9,457	426,511
MGM Resorts International[a]	1,715	36,530
Michael Kors Holdings Ltd.[a]	784	40,501
Micron Technology Inc.[a]	5,243	56,362
Microsoft Corp.	49,168	2,452,008
Molson Coors Brewing Co. Class B	1,617	154,634
Mondelez International Inc. Class A	12,397	532,575
Monsanto Co.	4,900	459,032
Monster Beverage Corp.[a]	1,225	176,670
Moody’s Corp.	1,372	131,328

Security	Shares	Value

Morgan Stanley	11,074	$299,662
Mosaic Co. (The)	1,568	43,888
Motorola Solutions Inc.	1,666	125,267
Mylan NVa	2,989	124,671
Nasdaq Inc.	2,401	148,166
National Oilwell Varco Inc.	5,537	199,553
NetApp Inc.	2,597	61,393
Netflix Inc.[a]	2,891	260,277
News Corp. Class A	4,459	55,381
Nielsen Holdings PLC	3,038	158,401
NIKE Inc. Class B	9,996	589,164
Norfolk Southern Corp.	1,715	154,539
Northern Trust Corp.	2,401	170,663
Northrop Grumman Corp.	1,372	282,989
NVIDIA Corp.	5,782	205,434
O’Reilly Automotive Inc.[a]	784	205,941
Oceaneering International Inc.	3,528	129,301
Omnicom Group Inc.	1,960	162,621
ONEOK Inc.	9,898	357,813
Oracle Corp.	24,059	958,992
PACCAR Inc.	3,675	216,494
Palo Alto Networks Inc.[a]	343	51,748
Parker-Hannifin Corp.	1,372	159,179
Paychex Inc.	1,862	97,047
PayPal Holdings Inc.[a]	6,174	241,897
Pentair PLC	1,372	79,686
PepsiCo Inc.	9,359	963,603
Perrigo Co. PLC	931	90,000
Pfizer Inc.	41,356	1,352,755
PG&E Corp.	6,174	359,327
Philip Morris International Inc.	10,829	1,062,541
Phillips 66	1,813	148,865
Pioneer Natural Resources Co.	2,352	390,667
Plains GP Holdings LP Class A	18,914	187,249
PNC Financial Services Group Inc. (The)[e]	4,165	365,604
PPG Industries Inc.	3,234	357,001
Priceline Group Inc. (The)[a]	343	460,875
Principal Financial Group Inc.	2,205	94,109
Procter & Gamble Co. (The)	17,836	1,429,020
Prologis Inc.	5,292	240,310
Prudential Financial Inc.	3,675	285,327
Public Storage	1,078	263,905
PulteGroup Inc.	3,577	65,781
PVH Corp.	686	65,582

277

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Qorvo Inc.[a]	833	$37,510
QUALCOMM Inc.	11,417	576,787
Quanta Services Inc.[a]	5,978	141,798
Quest Diagnostics Inc.	1,078	81,033
Ralph Lauren Corp.	637	59,375
Raytheon Co.	2,793	352,896
Realty Income Corp.	1,911	113,131
Red Hat Inc.[a]	1,323	97,069
Regeneron Pharmaceuticals Inc.[a]	539	203,047
Regions Financial Corp.	13,083	122,719
Reynolds American Inc.	8,134	403,446
Rite Aid Corp.[a]	3,479	28,006
Robert Half International Inc.	1,421	54,439
Rockwell Automation Inc.	1,715	194,601
Rockwell Collins Inc.	1,568	138,282
Roper Technologies Inc.	1,078	189,825
Ross Stores Inc.	3,136	178,062
S&P Global Inc.	1,862	198,955
salesforce.com inc.[a]	3,675	278,565
SanDisk Corp.	1,274	95,716
SBA Communications Corp. Class Aa	735	75,734
Schlumberger Ltd.	14,418	1,158,342
Seagate Technology PLC	2,793	60,804
Sealed Air Corp.	4,508	213,499
Sempra Energy	1,274	131,668
Sensata Technologies Holding NVa	2,254	84,908
Sherwin-Williams Co. (The)	1,225	351,955
Simon Property Group Inc.	2,009	404,151
Skyworks Solutions Inc.	2,009	134,241
Spectra Energy Corp.	16,473	515,111
Splunk Inc.[a]	1,519	78,958
St. Jude Medical Inc.	2,205	168,021
Stanley Black & Decker Inc.	1,715	191,943
Staples Inc.	6,713	68,473
Starbucks Corp.	10,682	600,649
State Street Corp.	3,724	232,005
Stryker Corp.	2,597	283,099
SunTrust Banks Inc.	4,410	184,073
Symantec Corp.	5,684	94,610
Synchrony Financial[a]	5,577	170,489
Sysco Corp.	4,459	205,426
T Rowe Price Group Inc.	2,009	151,258
Target Corp.	3,185	253,208
TD Ameritrade Holding Corp.	2,058	61,390

Security	Shares	Value

TE Connectivity Ltd.	2,744	$163,213
Tesla Motors Inc.[a,b]	882	212,350
Tesoro Corp.	1,274	101,525
Texas Instruments Inc.	7,203	410,859
Textron Inc.	2,303	89,080
Thermo Fisher Scientific Inc.	2,891	417,027
Tiffany & Co.	980	69,923
Time Warner Cable Inc.	2,009	426,129
Time Warner Inc.	5,684	427,096
TJX Companies Inc. (The)	5,292	401,239
TransDigm Group Inc.[a]	539	122,822
Travelers Companies Inc. (The)	2,254	247,715
TripAdvisor Inc.[a]	1,323	85,453
Twenty-First Century Fox Inc. Class A	6,958	210,549
Twenty-First Century Fox Inc. Class B	5,880	177,106
U.S. Bancorp.	10,045	428,821
Under Armour Inc. Class Aa,b	1,274	55,980
Union Pacific Corp.	5,439	474,444
United Parcel Service Inc. Class B	3,136	329,500
United Rentals Inc.[a]	784	52,473
United Technologies Corp.	6,811	710,864
UnitedHealth Group Inc.	7,007	922,682
Unum Group	3,038	103,930
Valero Energy Corp.	2,744	161,539
Varian Medical Systems Inc.[a]	980	79,556
Ventas Inc.	2,401	149,150
VEREIT Inc.	8,183	72,665
Verisk Analytics Inc. Class Aa	1,323	102,638
Verizon Communications Inc.	25,039	1,275,487
Vertex Pharmaceuticals Inc.[a]	2,009	169,439
VF Corp.	2,499	157,562
Viacom Inc. Class B NVS	1,862	76,156
Visa Inc. Class A	13,328	1,029,455
VMware Inc. Class Aa	833	47,406
Vornado Realty Trust	980	93,815
Voya Financial Inc.	1,470	47,731
Wal-Mart Stores Inc.	10,339	691,369
Walgreens Boots Alliance Inc.	6,517	516,668
Walt Disney Co. (The)	11,427	1,179,952
Waters Corp.[a]	588	76,534
Weatherford International PLC[a]	3,969	32,268
Wells Fargo & Co.	31,556	1,577,169
Welltower Inc.	2,842	197,292

278

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI LOW CARBON TARGET ETF

April 30, 2016

Security	Shares	Value

Western Union Co. (The)	4,606	$92,120
WestRock Co.	5,243	219,420
Whirlpool Corp.	441	76,796
Whole Foods Market Inc.	2,891	84,070
WW Grainger Inc.[b]	588	137,898
Wynn Resorts Ltd.	784	69,227
Xerox Corp.	12,005	115,248
Xilinx Inc.	2,891	124,544
XL Group PLC	3,332	109,056
Xylem Inc./NY	2,107	88,030
Yahoo! Inc.[a]	8,183	299,498
Yum! Brands Inc.	2,548	202,719
Zimmer Biomet Holdings Inc.	1,568	181,527
Zoetis Inc.	2,842	133,659

		119,648,940

TOTAL COMMON STOCKS
(Cost: $230,833,610)		225,940,723

PREFERRED STOCKS — 0.77%

BRAZIL — 0.23%
Banco Bradesco SA	24,160	181,333
Cia. Energetica de Sao Paulo Class B	34,300	143,132
Itau Unibanco Holding SA	21,360	203,461

		527,926
COLOMBIA — 0.11%
Bancolombia SA	6,076	57,684
Grupo de Inversiones Suramericana SA	14,945	199,099

		256,783
GERMANY — 0.24%
Bayerische Motoren Werke AG	931	73,949
Henkel AG & Co. KGaA	1,519	173,422
Porsche Automobil Holding SE	1,764	98,454
Volkswagen AG	1,421	205,803

		551,628
ITALY — 0.05%
Telecom Italia SpA/Milano	151,851	119,137

		119,137
SOUTH KOREA — 0.14%
Hyundai Motor Co.	686	58,642

Security	Shares	Value

Hyundai Motor Co. Series 2	784	$68,739
Samsung Electronics Co. Ltd.	196	179,417

		306,798

TOTAL PREFERRED STOCKS
(Cost: $2,031,364)		1,762,272

SHORT-TERM INVESTMENTS — 1.95%

MONEY MARKET FUNDS — 1.95%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	3,990,127	3,990,127
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%e,f,[g]	217,711	217,711
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	250,440	250,440

		4,458,278

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,458,278)		4,458,278

TOTAL INVESTMENTS IN SECURITIES — 101.50%
(Cost: $237,323,252)		232,161,273
Other Assets, Less Liabilities — (1.50)%		(3,427,702)

NET ASSETS — 100.00%		$228,733,571

ADR  —  American Depositary Receipts

GDR  —  Global Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

279

Consolidated Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.79%

CHINA — 28.13%
58.com Inc. ADR[a]	28,710	$1,569,002
AAC Technologies Holdings Inc.	652,500	4,538,026
Agricultural Bank of China Ltd. Class H	17,400,000	6,303,047
Air China Ltd. Class H	1,740,000	1,323,416
Alibaba Group Holding Ltd. ADR[a,b]	380,625	29,285,288
Alibaba Health Information Technology Ltd.[a,b]	2,232,000	1,510,597
Alibaba Pictures Group Ltd.[a,b]	8,700,000	2,041,200
Aluminum Corp. of China Ltd. Class Ha,b	2,610,000	874,800
Anhui Conch Cement Co. Ltd. Class H	870,000	2,304,762
ANTA Sports Products Ltd.	870,000	2,225,133
AviChina Industry & Technology Co. Ltd. Class H	1,305,000	915,176
Baidu Inc.[a]	103,965	20,200,400
Bank of China Ltd. Class H	61,335,000	25,064,708
Bank of Communications Co. Ltd. Class H	6,525,100	4,130,130
Beijing Capital International Airport Co. Ltd. Class H	870,000	936,485
Beijing Enterprises Holdings Ltd.	435,000	2,276,724
Beijing Enterprises Water Group Ltd.[b]	3,490,000	2,092,056
Belle International Holdings Ltd.	3,480,000	2,135,410
Brilliance China Automotive Holdings Ltd.	2,610,000	2,587,390
Byd Co. Ltd. Class Ha,b	435,000	2,562,716
CAR Inc.[a,b]	435,000	495,159
CGN Power Co. Ltd. Class Hc	6,525,000	2,094,474
China Cinda Asset Management Co. Ltd. Class H	6,960,000	2,287,939
China CITIC Bank Corp. Ltd. Class Ha	6,525,200	4,104,957
China Coal Energy Co. Ltd. Class Hb	2,175,000	1,031,816
China Communications Construction Co. Ltd. Class H	3,480,000	4,199,041

Security	Shares	Value

China Communications Services Corp. Ltd. Class H	1,740,000	$823,209
China Conch Venture Holdings Ltd.	870,000	1,763,059
China Construction Bank Corp. Class H	64,380,390	41,414,189
China COSCO Holdings Co. Ltd. Class Ha,b	2,176,000	852,761
China Everbright Bank Co. Ltd. Class H	2,225,000	1,012,511
China Everbright International Ltd.[b]	1,740,000	1,955,963
China Everbright Ltd.	870,000	1,727,170
China Galaxy Securities Co. Ltd. Class H	2,610,000	2,301,397
China Gas Holdings Ltd.	1,740,000	2,516,733
China Huishan Dairy Holdings Co. Ltd.[b]	3,045,000	1,138,362
China International Marine Containers Group Co. Ltd. Class H	391,583	612,826
China Jinmao Holdings Group Ltd.	2,620,000	753,184
China Life Insurance Co. Ltd. Class H	5,655,000	13,165,743
China Longyuan Power Group Corp. Ltd.	2,175,000	1,511,273
China Medical System Holdings Ltd.	870,000	1,132,754
China Mengniu Dairy Co. Ltd.	2,175,000	3,695,470
China Merchants Bank Co. Ltd. Class H	3,480,446	7,654,361
China Merchants Holdings International Co. Ltd.	870,000	2,590,754
China Minsheng Banking Corp. Ltd. Class H	4,567,600	4,304,279
China Mobile Ltd.	4,700,000	53,893,802
China National Building Material Co. Ltd. Class H	2,610,000	1,352,576
China Oilfield Services Ltd. Class H	870,000	757,039
China Overseas Land & Investment Ltd.	2,945,760	9,398,695
China Pacific Insurance Group Co. Ltd. Class H	2,001,000	7,067,937

280

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April 30, 2016

Security	Shares	Value

China Petroleum & Chemical Corp. Class H	20,010,000	$14,264,851
China Power International Development Ltd.	2,610,000	1,120,417
China Railway Construction Corp. Ltd. Class H	1,522,500	1,946,991
China Railway Group Ltd. Class H	3,045,000	2,425,888
China Resources Beer Holdings Co. Ltd.	870,000	1,915,588
China Resources Gas Group Ltd.	870,000	2,467,385
China Resources Land Ltd.	2,167,555	5,353,781
China Resources Power Holdings Co. Ltd.	1,740,000	2,947,404
China Shenhua Energy Co. Ltd. Class H	2,610,000	4,414,376
China Shipping Container Lines Co. Ltd. Class Ha	3,047,000	699,178
China Southern Airlines Co. Ltd. Class H	1,540,000	968,803
China State Construction International Holdings Ltd.	1,740,000	2,718,610
China Taiping Insurance Holdings Co. Ltd.[a]	1,218,190	2,496,935
China Telecom Corp. Ltd. Class H	10,440,000	5,194,967
China Unicom Hong Kong Ltd.	4,350,000	5,136,647
China Vanke Co. Ltd. Class H	1,000,584	2,507,522
Chongqing Changan Automobile Co. Ltd. Class B	689,063	1,192,083
Chongqing Rural Commercial Bank Co. Ltd. Class H	2,179,000	1,148,882
CITIC Ltd.	3,459,000	5,065,518
CITIC Securities Co. Ltd. Class H	1,740,000	3,844,635
CNOOC Ltd.	13,920,000	17,334,502
COSCO Pacific Ltd.	1,740,000	1,852,782
Country Garden Holdings Co. Ltd.	4,181,838	1,655,010
CRRC Corp. Ltd. Class H	3,045,500	2,972,005
CSPC Pharmaceutical Group Ltd.	3,480,000	3,099,933
Ctrip.com International Ltd.[a,b]	101,790	4,439,062

Security	Shares	Value

Dalian Wanda Commercial Properties Co. Ltd. Class Hc	435,000	$2,873,943
Datang International Power Generation Co. Ltd. Class H	1,740,000	495,720
Dongfeng Motor Group Co. Ltd. Class H	1,740,000	1,911,102
ENN Energy Holdings Ltd.	598,000	2,925,553
Evergrande Real Estate Group Ltd.[b]	3,045,000	2,261,022
Far East Horizon Ltd.	1,305,000	1,039,666
Fosun International Ltd.	1,522,500	2,115,783
GCL-Poly Energy Holdings Ltd.[b]	9,541,000	1,426,747
Geely Automobile Holdings Ltd.	4,350,000	2,170,177
GF Securities Co. Ltd.[a]	1,044,000	2,382,148
GOME Electrical Appliances Holding Ltd.	9,135,160	1,177,636
Great Wall Motor Co. Ltd. Class H	2,392,500	1,813,528
Guangdong Investment Ltd.	2,610,000	3,701,078
Guangzhou Automobile Group Co. Ltd. Class H	1,740,855	2,026,494
Guangzhou R&F Properties Co. Ltd. Class H	696,000	974,393
Haier Electronics Group Co. Ltd.	881,000	1,487,792
Haitian International Holdings Ltd.	435,000	744,702
Haitong Securities Co. Ltd. Class H	2,610,000	4,340,355
Hanergy Thin Film Power Group Ltd.[a,b]	9,044,000	12
Hengan International Group Co. Ltd.	652,500	5,871,255
Huadian Power International Corp. Ltd. Class H	1,740,000	894,988
Huaneng Power International Inc. Class H	2,620,000	1,881,272
Huaneng Renewables Corp. Ltd. Class H	2,610,000	773,862
Huatai Securities Co. Ltd.[a,c]	1,131,000	2,399,869
Industrial & Commercial Bank of China Ltd. Class H	56,550,350	30,691,096
JD.com Inc. ADR[a,b]	134,850	3,446,766
Jiangsu Expressway Co. Ltd. Class H	876,000	1,154,117
Jiangxi Copper Co. Ltd. Class H	870,000	1,064,340

281

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Kingsoft Corp. Ltd.[b]	435,000	$1,004,899
Kunlun Energy Co. Ltd.	2,610,000	2,274,480
Lenovo Group Ltd.	5,220,000	4,151,936
Longfor Properties Co. Ltd.	1,087,500	1,530,900
Luye Pharma Group Ltd.[a]	1,087,500	757,039
Netease Inc.	30,885	4,345,520
New China Life Insurance Co. Ltd. Class H	565,500	1,855,305
New Oriental Education & Technology Group Inc. ADR	52,200	2,044,152
Nine Dragons Paper (Holdings) Ltd.	1,310,000	944,013
People’s Insurance Co. Group of China Ltd. (The) Class H	5,220,000	2,112,979
PetroChina Co. Ltd. Class H	16,530,000	12,167,573
PICC Property & Casualty Co. Ltd. Class H	2,611,876	4,781,189
Ping An Insurance Group Co. of China Ltd. Class H	3,915,000	18,496,977
Qihoo 360 Technology Co. Ltd. ADR[a]	36,540	2,774,848
Qunar Cayman Islands Ltd. ADR[a,b]	20,880	852,113
Semiconductor Manufacturing International Corp.[a]	20,880,000	1,722,683
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	1,740,000	1,047,517
Shanghai Electric Group Co. Ltd. Class H	2,634,000	1,106,951
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	217,500	591,612
Shanghai Industrial Holdings Ltd.	435,000	992,562
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	401,609	1,339,768
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	565,500	1,202,850
Shenzhou International Group Holdings Ltd.	435,000	2,254,293
Shimao Property Holdings Ltd.	1,088,000	1,509,163
Shui On Land Ltd.	2,834,233	741,697
Sino Biopharmaceutical Ltd.	3,480,000	2,476,357

Security	Shares	Value

Sino-Ocean Land Holdings Ltd.	2,610,000	$1,177,616
Sinopec Engineering Group Co. Ltd. Class H	871,000	810,682
Sinopec Shanghai Petrochemical Co. Ltd. Class Ha	2,610,000	1,285,283
Sinopharm Group Co. Ltd. Class H	870,000	3,734,724
Sinotrans Ltd. Class H	1,305,000	605,631
SOHO China Ltd.	1,525,500	768,925
SouFun Holdings Ltd. ADR	97,875	556,909
Sun Art Retail Group Ltd.[b]	1,740,000	1,305,471
Sunac China Holdings Ltd.	1,305,000	837,789
TAL Education Group Class A ADR[a,b]	16,530	956,426
Tencent Holdings Ltd.	3,958,500	81,086,687
Tingyi Cayman Islands Holding Corp.	1,740,000	2,034,471
TravelSky Technology Ltd. Class H	435,000	810,872
Tsingtao Brewery Co. Ltd. Class H	280,000	1,061,208
Vipshop Holdings Ltd. ADR[a]	156,600	2,136,024
Want Want China Holdings Ltd.[b]	4,350,000	3,353,401
Weichai Power Co. Ltd. Class H	870,800	1,050,726
Yanzhou Coal Mining Co. Ltd. Class Hb	870,000	495,720
Yuexiu Property Co. Ltd.	5,820,540	847,885
YY Inc. ADR[a]	11,310	710,494
Zhejiang Expressway Co. Ltd. Class H	876,000	896,643
Zhuzhou CRRC Times Electric Co. Ltd. Class H	435,000	2,487,012
Zijin Mining Group Co. Ltd. Class H	4,350,000	1,441,177
ZTE Corp. Class H	640,000	999,948

		662,246,170
HONG KONG — 12.55%
AIA Group Ltd.	9,222,000	55,518,409
ASM Pacific Technology Ltd.[b]	174,000	1,256,123
Bank of East Asia Ltd. (The)[b]	870,000	3,168,347
BOC Hong Kong Holdings Ltd.	2,827,500	8,474,627
Cathay Pacific Airways Ltd.[b]	870,000	1,390,708
Cheung Kong Infrastructure Holdings Ltd.	435,000	4,113,243

282

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Cheung Kong Property Holdings Ltd.	2,175,132	$14,931,390
CK Hutchison Holdings Ltd.	2,066,132	24,770,571
CLP Holdings Ltd.	1,522,500	14,082,320
First Pacific Co. Ltd./Hong Kong	1,741,000	1,104,228
Galaxy Entertainment Group Ltd.	1,740,000	5,876,863
Hang Lung Properties Ltd.[b]	1,740,000	3,472,284
Hang Seng Bank Ltd.	609,000	11,069,587
Henderson Land Development Co. Ltd.	870,440	5,442,214
HK Electric Investments & HK Electric Investments Ltd.[b,c]	1,957,500	1,761,377
HKT Trust & HKT Ltd.	2,175,640	3,152,451
Hong Kong & China Gas Co. Ltd.	5,220,860	9,745,534
Hong Kong Exchanges and Clearing Ltd.[b]	913,500	23,116,595
Hongkong Land Holdings Ltd.	435,000	2,762,250
Hysan Development Co. Ltd.[b]	435,000	1,926,243
Kerry Properties Ltd.	435,000	1,186,027
Li & Fung Ltd.[b]	4,350,000	2,697,301
Link REIT	1,740,000	10,576,110
Melco Crown Entertainment Ltd. ADR[b]	74,820	1,107,336
MGM China Holdings Ltd.[b]	704,800	990,347
MTR Corp. Ltd.	1,087,500	5,383,386
New World Development Co. Ltd.	4,350,666	4,341,019
NWS Holdings Ltd.	1,305,500	1,989,250
PCCW Ltd.	3,045,000	2,064,753
Power Assets Holdings Ltd.	1,087,500	10,367,223
Sands China Ltd.	1,740,000	6,235,755
Shangri-La Asia Ltd.	870,333	1,064,748
Sino Land Co. Ltd.	2,611,200	4,113,451
SJM Holdings Ltd.[b]	1,307,000	879,511
Sun Hung Kai Properties Ltd.	1,305,000	16,495,030
Swire Pacific Ltd. Class A	435,000	4,730,089
Swire Properties Ltd.	870,000	2,265,508
Techtronic Industries Co. Ltd.[b]	1,098,500	4,127,942
WH Group Ltd.[a,c]	4,567,500	3,697,713
Wharf Holdings Ltd. (The)	1,087,000	5,899,384
Wheelock & Co. Ltd.[b]	870,000	4,037,539

Security	Shares	Value

Wynn Macau Ltd.[b]	1,218,000	$1,742,871
Yue Yuen Industrial Holdings Ltd.	652,500	2,380,466

		295,508,123
INDIA — 9.65%
ACC Ltd.	32,190	700,362
Adani Ports & Special Economic Zone Ltd.	641,190	2,302,600
Ambuja Cements Ltd.	526,350	1,753,706
Apollo Hospitals Enterprise Ltd.	59,595	1,178,917
Ashok Leyland Ltd.	895,665	1,442,138
Asian Paints Ltd.	219,675	2,868,890
Aurobindo Pharma Ltd.	204,450	2,342,406
Axis Bank Ltd.	457,620	3,259,154
Bajaj Auto Ltd.	64,815	2,435,033
Bharat Forge Ltd.	83,085	999,701
Bharat Heavy Electricals Ltd.	457,620	865,152
Bharat Petroleum Corp. Ltd.	64,815	955,662
Bharti Airtel Ltd.	922,200	5,055,208
Bharti Infratel Ltd.	412,380	2,331,100
Bosch Ltd.	5,655	1,676,465
Cadila Healthcare Ltd.	160,950	794,923
Cairn India Ltd.	348,000	761,529
Cipla Ltd.	267,960	2,169,373
Coal India Ltd.	526,785	2,287,659
Container Corp. of India Ltd.	26,100	532,329
Dabur India Ltd.	394,110	1,638,709
Divi’s Laboratories Ltd.	62,640	992,626
Dr. Reddy’s Laboratories Ltd.	90,480	4,213,261
Eicher Motors Ltd.	9,135	2,759,230
GAIL (India) Ltd.	295,800	1,606,988
GlaxoSmithKline Consumer Healthcare Ltd.	6,960	618,835
Glenmark Pharmaceuticals Ltd.	107,880	1,349,029
Godrej Consumer Products Ltd.	92,655	1,846,185
HCL Technologies Ltd.	434,130	4,910,715
Hero Motocorp Ltd.	38,280	1,672,131
Hindalco Industries Ltd.	877,830	1,275,123
Hindustan Unilever Ltd.	579,420	7,581,466
Housing Development Finance Corp. Ltd.	1,149,705	18,866,221
ICICI Bank Ltd.	855,645	3,056,612
Idea Cellular Ltd.	836,505	1,495,065
Indiabulls Housing Finance Ltd.	227,940	2,382,322
Infosys Ltd.	1,406,355	25,614,616

283

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

ITC Ltd.	1,725,645	$8,453,917
JSW Steel Ltd.	65,250	1,350,841
Larsen & Toubro Ltd.	242,295	4,582,893
LIC Housing Finance Ltd.	217,500	1,515,909
Lupin Ltd.	170,085	4,121,350
Mahindra & Mahindra Financial Services Ltd.	224,025	1,013,229
Mahindra & Mahindra Ltd.	287,100	5,760,828
Marico Ltd.	347,130	1,355,968
Maruti Suzuki India Ltd.	80,910	4,628,752
Motherson Sumi Systems Ltd.	251,865	958,211
Nestle India Ltd.	16,965	1,464,379
NTPC Ltd.	868,260	1,823,438
Oil & Natural Gas Corp. Ltd.	642,495	2,104,358
Piramal Enterprises Ltd.	54,375	975,725
Power Finance Corp. Ltd.	213,585	577,514
Reliance Communications Ltd.[a]	692,085	586,389
Reliance Industries Ltd.	993,105	14,713,166
Rural Electrification Corp. Ltd.	232,290	624,763
Shree Cement Ltd.	6,090	1,165,473
Shriram Transport Finance Co. Ltd.	115,275	1,638,580
Siemens Ltd.	55,680	955,114
State Bank of India	1,208,865	3,444,527
Sun Pharmaceuticals Industries Ltd.	741,675	9,071,626
Tata Consultancy Services Ltd.	363,225	13,884,471
Tata Motors Ltd.[a]	627,270	3,861,687
Tata Motors Ltd. Class Aa	297,540	1,335,857
Tata Power Co. Ltd.	836,940	889,556
Tata Steel Ltd.	239,685	1,268,708
Tech Mahindra Ltd.	179,220	1,313,550
Ultratech Cement Ltd.	26,535	1,264,723
United Breweries Ltd.	52,200	599,792
United Spirits Ltd.[a]	43,935	1,573,791
UPL Ltd.	216,630	1,756,751
Vedanta Ltd.	726,450	1,136,824
Wipro Ltd.	472,845	3,951,781
Zee Entertainment Enterprises Ltd.	446,746	2,794,436

		227,110,318

Security	Shares	Value

INDONESIA — 3.15%
Adaro Energy Tbk PT	11,440,500	$633,270
AKR Corporindo Tbk PT	1,348,500	664,638
Astra Agro Lestari Tbk PT	261,000	318,631
Astra International Tbk PT	15,486,000	7,896,827
Bank Central Asia Tbk PT	9,483,000	9,383,769
Bank Danamon Indonesia Tbk PT	2,740,546	683,682
Bank Mandiri Persero Tbk PT	7,221,051	5,283,829
Bank Negara Indonesia Persero Tbk PT	5,829,015	2,026,542
Bank Rakyat Indonesia Persero Tbk PT	8,569,500	6,725,381
Bumi Serpong Damai Tbk PT	6,264,200	878,736
Charoen Pokphand Indonesia Tbk PT	5,872,500	1,654,257
Global Mediacom Tbk PT	5,307,000	466,797
Gudang Garam Tbk PT	348,000	1,827,343
Hanjaya Mandala Sampoerna Tbk PT	304,500	2,306,031
Indocement Tunggal Prakarsa Tbk PT	1,131,000	1,691,612
Indofood CBP Sukses Makmur Tbk PT	837,500	970,034
Indofood Sukses Makmur Tbk PT	3,436,500	1,856,617
Jasa Marga Persero Tbk PT	1,522,500	629,180
Kalbe Farma Tbk PT	16,617,000	1,732,512
Lippo Karawaci Tbk PT	15,355,500	1,181,819
Matahari Department Store Tbk PT	1,783,500	2,569,495
Media Nusantara Citra Tbk PT	4,045,500	720,877
Perusahaan Gas Negara Persero Tbk PT	8,482,500	1,685,180
Semen Indonesia Persero Tbk PT	2,305,500	1,730,698
Summarecon Agung Tbk PT	8,134,500	965,309
Surya Citra Media Tbk PT	4,045,500	981,620
Telekomunikasi Indonesia Persero Tbk PT	38,367,000	10,327,787
Tower Bersama Infrastructure Tbk PTa	1,479,000	664,473
Unilever Indonesia Tbk PT	1,131,000	3,651,223
United Tractors Tbk PT	1,261,543	1,434,876
XL Axiata Tbk PTa	2,349,000	626,970

		74,170,015

284

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

MALAYSIA — 4.02%
AirAsia Bhd	1,000,500	$486,612
Alliance Financial Group Bhd	870,000	890,823
AMMB Holdings Bhd	1,479,000	1,715,057
Astro Malaysia Holdings Bhd	1,261,500	894,498
Axiata Group Bhd	2,212,600	3,200,100
Berjaya Sports Toto Bhd	478,513	372,374
British American Tobacco Malaysia Bhd	130,500	1,532,661
Bumi Armada Bhd[a,b]	1,957,500	395,859
CIMB Group Holdings Bhd	3,958,500	4,732,163
Dialog Group Bhd	3,132,062	1,274,793
DiGi.Com Bhd[b]	2,697,000	3,037,706
Felda Global Ventures Holdings Bhd[b]	957,100	355,253
Gamuda Bhd	1,261,500	1,533,886
Genting Bhd	1,783,500	4,035,873
Genting Malaysia Bhd	2,349,000	2,687,836
Genting Plantations Bhd[b]	174,200	477,138
HAP Seng Consolidated Bhd	435,000	852,963
Hartalega Holdings Bhd	435,000	477,704
Hong Leong Bank Bhd	391,500	1,348,929
Hong Leong Financial Group Bhd	130,500	499,084
IHH Healthcare Bhd	1,914,000	3,209,190
IJM Corp. Bhd	2,305,500	2,036,087
IOI Corp. Bhd	2,349,000	2,657,770
IOI Properties Group Bhd	1,276,033	790,477
Kuala Lumpur Kepong Bhd	304,500	1,864,492
Lafarge Malaysia Bhd	304,500	682,816
Malayan Banking Bhd[b]	3,654,000	8,352,802
Malaysia Airports Holdings Bhd	565,500	969,883
Maxis Bhd[b]	1,435,500	2,057,801
MISC Bhd	870,000	1,881,864
Petronas Chemicals Group Bhd	2,175,000	3,735,889
Petronas Dagangan Bhd	174,000	1,061,861
Petronas Gas Bhd	522,000	2,937,043
PPB Group Bhd	348,000	1,441,352
Public Bank Bhd	1,914,030	9,162,258
RHB Capital Bhd[b]	391,500	613,332
Sapurakencana Petroleum Bhd[b]	2,697,000	1,139,140
Sime Darby Bhd	2,392,500	4,715,794
Telekom Malaysia Bhd[b]	870,000	1,480,993
Tenaga Nasional Bhd[b]	2,610,000	9,594,164
UMW Holdings Bhd[b]	478,500	803,522

Security	Shares	Value

Westports Holdings Bhd	826,500	$878,017
YTL Corp. Bhd	3,262,500	1,302,829
YTL Power International Bhd	1,348,520	517,799

		94,688,487
PHILIPPINES — 1.65%
Aboitiz Equity Ventures Inc.	1,479,020	2,094,523
Aboitiz Power Corp.	1,044,000	999,746
Alliance Global Group Inc.	1,609,500	497,739
Ayala Corp.	169,658	2,789,791
Ayala Land Inc.	5,698,500	4,211,208
Bank of the Philippine Islands	613,359	1,183,876
BDO Unibank Inc.	1,265,859	2,699,779
DMCI Holdings Inc.	3,045,000	810,485
Energy Development Corp.	7,569,000	950,817
Globe Telecom Inc.	23,925	1,119,519
GT Capital Holdings Inc.	60,900	1,775,533
International Container Terminal Services Inc.	417,600	578,918
JG Summit Holdings Inc.	1,948,807	3,387,422
Jollibee Foods Corp.	334,950	1,640,192
Megaworld Corp.	9,135,000	734,502
Metro Pacific Investments Corp.	8,700,000	1,076,193
Metropolitan Bank & Trust Co.	261,001	452,281
Philippine Long Distance Telephone Co.	73,950	2,708,017
Robinsons Land Corp.	1,305,000	754,263
SM Investments Corp.	117,450	2,364,656
SM Prime Holdings Inc.	6,351,025	3,067,997
Universal Robina Corp.	678,600	3,016,161

		38,913,618
SINGAPORE — 5.73%
Ascendas REIT	1,628,818	2,981,208
CapitaLand Commercial Trust Ltd.	1,566,000	1,666,143
CapitaLand Ltd.[b]	1,957,500	4,529,463
CapitaLand Mall Trust	1,914,000	2,947,792
City Developments Ltd.	304,500	1,889,461
ComfortDelGro Corp. Ltd.[b]	1,653,000	3,554,310
DBS Group Holdings Ltd.	1,392,000	15,825,126
Genting Singapore PLC	4,785,000	2,901,510
Global Logistic Properties Ltd.[b]	2,436,000	3,470,808
Golden Agri-Resources Ltd.	5,437,507	1,618,246
Hutchison Port Holdings Trust[b]	4,437,071	1,974,497
Jardine Cycle & Carriage Ltd.[b]	87,066	2,501,759

285

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Jardine Matheson Holdings Ltd.[b]	174,000	$9,622,200
Keppel Corp. Ltd.[b]	1,218,000	4,893,568
Noble Group Ltd.[a,b]	3,784,564	1,295,264
Oversea-Chinese Banking Corp. Ltd.[b]	2,392,575	15,611,683
SembCorp Industries Ltd.[b]	739,500	1,590,086
Sembcorp Marine Ltd[b]	609,000	756,691
Singapore Airlines Ltd.	391,500	3,349,764
Singapore Exchange Ltd.[b]	609,000	3,411,904
Singapore Press Holdings Ltd.[b]	1,322,700	3,995,508
Singapore Technologies Engineering Ltd.	1,218,000	2,918,016
Singapore Telecommunications Ltd.	6,133,500	17,614,903
StarHub Ltd.[b]	435,000	1,071,277
Suntec REIT	1,783,700	2,236,178
United Overseas Bank Ltd.[b]	1,000,500	13,845,690
UOL Group Ltd.	348,000	1,589,762
Wilmar International Ltd.	1,479,000	4,082,504
Yangzijiang Shipbuilding Holdings Ltd.[b]	1,479,000	1,089,401

		134,834,722
SOUTH KOREA — 17.46%
AmorePacific Corp.	24,795	8,867,792
AmorePacific Group	21,750	3,206,951
BGF retail Co. Ltd.	6,675	1,089,652
BNK Financial Group Inc.	203,145	1,656,325
Celltrion Inc.[a,b]	52,897	4,670,386
Cheil Worldwide Inc.	64,815	955,671
CJ CheilJedang Corp.	6,090	2,031,069
CJ Corp.	11,310	2,124,223
CJ E&M Corp.	14,790	873,589
CJ Korea Express Corp.[a]	5,220	891,074
Coway Co. Ltd.	41,325	3,576,132
Daelim Industrial Co. Ltd.	21,750	1,731,372
Daewoo Engineering & Construction Co. Ltd.[a,b]	84,390	470,315
Daewoo Securities Co. Ltd.	145,290	1,054,545
DGB Financial Group Inc.	129,630	1,043,275
Dongbu Insurance Co. Ltd.	32,190	1,980,445
Dongsuh Cos. Inc.	27,459	777,210
Doosan Corp.	5,655	533,537
Doosan Heavy Industries & Construction Co. Ltd.	37,845	866,908

Security	Shares	Value

E-MART Inc.	16,095	$2,592,095
GS Engineering & Construction Corp.[a]	39,585	1,077,001
GS Holdings Corp.	39,150	1,900,118
GS Retail Co. Ltd.	21,315	1,000,836
Hana Financial Group Inc.	227,940	5,131,351
Hankook Tire Co. Ltd.	56,985	2,655,699
Hanmi Pharm Co. Ltd.[b]	4,002	2,096,888
Hanmi Science Co. Ltd.	9,357	1,116,861
Hanon Systems	167,250	1,511,914
Hanssem Co. Ltd.	7,395	1,239,639
Hanwha Chemical Corp.	83,085	1,833,937
Hanwha Corp.	35,670	1,183,365
Hanwha Life Insurance Co. Ltd.	170,085	997,163
Hotel Shilla Co. Ltd.[b]	25,665	1,651,083
Hyosung Corp.	17,400	1,870,721
Hyundai Department Store Co. Ltd.	11,310	1,464,126
Hyundai Development Co.- Engineering & Construction	44,370	1,966,548
Hyundai Engineering & Construction Co. Ltd.	60,030	2,117,962
Hyundai Glovis Co. Ltd.	14,355	2,393,760
Hyundai Heavy Industries Co. Ltd.[a]	32,190	3,277,199
Hyundai Marine & Fire Insurance Co. Ltd.	51,775	1,445,011
Hyundai Mobis Co. Ltd.	52,200	11,934,439
Hyundai Motor Co.	118,320	14,901,632
Hyundai Steel Co.	61,770	3,409,982
Hyundai Wia Corp.	12,615	1,069,518
Industrial Bank of Korea	214,455	2,286,842
Kakao Corp.[b]	22,620	1,995,182
Kangwon Land Inc.	90,915	3,403,129
KB Financial Group Inc.	297,105	9,074,297
KCC Corp.	4,350	1,622,564
KEPCO Plant Service & Engineering Co. Ltd.	17,400	1,152,975
Kia Motors Corp.	202,710	8,521,861
Korea Aerospace Industries Ltd.	43,500	2,588,468
Korea Electric Power Corp.	196,185	10,640,893
Korea Gas Corp.	20,445	743,764
Korea Investment Holdings Co. Ltd.	30,885	1,249,604
Korea Zinc Co. Ltd.	6,960	3,026,751

286

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Korean Air Lines Co. Ltd.[a]	28,710	$735,766
KT Corp.	25,218	676,154
KT&G Corp.	83,520	9,016,114
Kumho Petrochemical Co. Ltd.	10,875	651,889
LG Chem Ltd.	35,235	9,184,479
LG Corp.	74,385	4,445,865
LG Display Co. Ltd.	178,785	3,750,186
LG Electronics Inc.	82,215	4,199,502
LG Household & Health Care Ltd.	7,395	6,535,690
LG Innotek Co. Ltd.	11,310	731,567
LG Uplus Corp.	169,215	1,663,339
Lotte Chemical Corp.	11,745	3,015,107
Lotte Chilsung Beverage Co. Ltd.	435	752,106
Lotte Confectionery Co. Ltd.	435	953,686
Lotte Shopping Co. Ltd.	8,265	1,973,038
Mirae Asset Securities Co. Ltd.	56,115	1,214,003
NAVER Corp.	21,315	12,664,784
NCsoft Corp.	13,050	2,622,828
NH Investment & Securities Co. Ltd.	114,405	999,061
OCI Co. Ltd.[a,b]	13,050	1,299,960
Orion Corp./Republic of Korea	2,610	2,130,332
Ottogi Corp.	870	623,828
Paradise Co. Ltd.	37,845	576,278
POSCO	53,070	11,201,804
Posco Daewoo Corp.	36,540	796,927
S-1 Corp.	14,790	1,208,486
S-Oil Corp.	34,800	2,660,242
Samsung C&T Corp.	58,290	6,701,764
Samsung Card Co. Ltd.	27,840	948,036
Samsung Electro-Mechanics Co. Ltd.	46,110	2,108,418
Samsung Electronics Co. Ltd.	84,390	92,211,295
Samsung Fire & Marine Insurance Co. Ltd.	26,970	6,970,919
Samsung Heavy Industries Co. Ltd.[a]	115,275	1,082,537
Samsung Life Insurance Co. Ltd.	61,335	5,894,490
Samsung SDI Co. Ltd.	41,760	4,178,199
Samsung SDS Co. Ltd.[b]	23,925	3,580,141
Samsung Securities Co. Ltd.	43,935	1,519,255

Security	Shares	Value

Shinhan Financial Group Co. Ltd.	327,768	$12,024,489
Shinsegae Co. Ltd.	5,220	968,957
SK Holdings Co. Ltd.	27,573	5,420,706
SK Hynix Inc.	445,005	10,994,287
SK Innovation Co. Ltd.	49,590	6,746,051
SK Networks Co. Ltd.	89,175	531,418
SK Telecom Co. Ltd.	14,355	2,595,340
Woori Bank	259,260	2,389,179
Yuhan Corp.	5,655	1,449,236

		411,143,387
TAIWAN — 13.84%
Acer Inc.[a]	2,381,830	849,256
Advanced Semiconductor Engineering Inc.	4,785,863	4,503,486
Advantech Co. Ltd.	238,278	1,684,413
Asia Cement Corp.	1,796,448	1,601,336
Asia Pacific Telecom Co. Ltd.[a]	1,305,000	418,775
Asustek Computer Inc.	435,100	3,824,477
AU Optronics Corp.	6,525,580	1,901,853
Casetek Holdings Ltd.	93,000	419,542
Catcher Technology Co. Ltd.	435,000	3,061,576
Cathay Financial Holding Co. Ltd.	6,525,722	7,334,432
Chailease Holding Co. Ltd.	435,811	732,365
Chang Hwa Commercial Bank Ltd.	3,480,333	1,818,237
Cheng Shin Rubber Industry Co. Ltd.	1,305,303	2,715,587
Chicony Electronics Co. Ltd.	442,107	1,062,329
China Airlines Ltd.[a]	2,175,330	711,553
China Development Financial Holding Corp.	10,440,734	2,664,163
China Life Insurance Co. Ltd./Taiwan	2,175,004	1,642,060
China Steel Corp.	8,700,484	6,110,004
Chunghwa Telecom Co. Ltd.	3,045,110	10,291,042
Compal Electronics Inc.	3,045,000	1,793,787
CTBC Financial Holding Co. Ltd.	11,745,941	5,972,574
Delta Electronics Inc.	1,455,000	6,766,812
E.Sun Financial Holding Co. Ltd.	5,220,273	2,897,184
Eclat Textile Co. Ltd.	138,400	1,581,261

287

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

EVA Airways Corp.[a]	1,305,962	$647,859
Evergreen Marine Corp. Taiwan Ltd.	1,324,145	488,554
Far Eastern New Century Corp.	2,180,040	1,632,343
Far EasTone Telecommunications Co. Ltd.	1,305,000	2,945,586
Feng TAY Enterprise Co. Ltd.	205,940	887,535
First Financial Holding Co. Ltd.	6,960,556	3,409,816
Formosa Chemicals & Fibre Corp.	2,610,740	6,669,921
Formosa Petrochemical Corp.	870,000	2,473,537
Formosa Plastics Corp.	3,045,400	7,582,105
Formosa Taffeta Co. Ltd.	435,000	399,219
Foxconn Technology Co. Ltd.	870,264	1,797,029
Fubon Financial Holding Co. Ltd.	5,220,111	6,352,567
Giant Manufacturing Co. Ltd.	212,000	1,275,168
Hermes Microvision Inc.	32,000	987,195
Highwealth Construction Corp.	584,880	879,505
Hiwin Technologies Corp.	167,020	735,337
Hon Hai Precision Industry Co. Ltd.	11,310,133	27,036,594
Hotai Motor Co. Ltd.	188,000	1,859,424
HTC Corp.	435,450	1,112,488
Hua Nan Financial Holdings Co. Ltd.	4,785,535	2,322,067
Innolux Corp.	6,090,981	1,888,501
Inotera Memories Inc.[a]	1,740,000	1,580,690
Inventec Corp.	1,740,460	1,152,104
Largan Precision Co. Ltd.	77,000	5,419,341
Lite-On Technology Corp.	1,763,148	2,148,381
MediaTek Inc.	1,116,391	7,961,118
Mega Financial Holding Co. Ltd.	7,830,827	5,559,977
Merida Industry Co. Ltd.	177,000	727,142
Nan Ya Plastics Corp.	3,915,000	7,671,472
Novatek Microelectronics Corp.	438,000	1,534,555
OBI Pharma Inc.[a]	75,000	884,801
Pegatron Corp.	1,740,000	3,684,680
Phison Electronics Corp.	116,000	969,274
Pou Chen Corp.	1,742,000	2,198,227
Powertech Technology Inc.	438,200	888,546
President Chain Store Corp.	435,000	3,081,806
Quanta Computer Inc.	2,175,000	3,506,651
Radiant Opto-Electronics Corp.	435,167	628,066
Realtek Semiconductor Corp.	435,642	1,221,035

Security	Shares	Value

Ruentex Development Co. Ltd.	573,747	$647,518
Ruentex Industries Ltd.	435,195	608,542
Shin Kong Financial Holding Co. Ltd.	6,090,457	1,233,085
Siliconware Precision Industries Co. Ltd.	1,740,661	2,585,113
Simplo Technology Co. Ltd.	175,550	593,277
SinoPac Financial Holdings Co. Ltd.	7,398,308	2,192,907
Standard Foods Corp.	288,951	701,481
Synnex Technology International Corp.	1,089,000	1,082,146
Taishin Financial Holding Co. Ltd.	6,090,008	2,303,603
Taiwan Business Bank[a]	3,045,173	785,534
Taiwan Cement Corp.	2,610,000	2,662,357
Taiwan Cooperative Financial Holding Co. Ltd.	5,220,284	2,306,423
Taiwan Fertilizer Co. Ltd.	870,000	1,182,820
Taiwan Mobile Co. Ltd.	1,305,000	4,309,134
Taiwan Semiconductor Manufacturing Co. Ltd.	18,848,670	87,660,078
Teco Electric and Machinery Co. Ltd.	1,305,000	1,031,764
Transcend Information Inc.	137,000	385,263
Uni-President Enterprises Corp.	3,915,694	7,065,804
United Microelectronics Corp.	9,135,000	3,398,754
Vanguard International Semiconductor Corp.	457,000	700,668
Wistron Corp.	1,832,010	1,084,903
WPG Holdings Ltd.	1,310,240	1,401,522
Yuanta Financial Holding Co. Ltd.	6,525,556	2,154,751
Yulon Motor Co. Ltd.	435,000	383,034
Zhen Ding Technology Holding Ltd.	435,097	915,979

		325,934,780
THAILAND — 2.61%
Advanced Info Service PCL NVDR	783,000	3,496,937
Airports of Thailand PCL NVDR[b]	348,000	3,905,411
Bangkok Bank PCL Foreign	174,000	826,911
Bangkok Dusit Medical Services PCL NVDR	2,959,000	2,016,152

288

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Security	Shares	Value

Bangkok Expressway & Metro PCL	4,350,000	$740,982
Banpu PCL NVDR	783,000	286,928
BEC World PCL NVDR	783,000	582,823
BTS Group Holdings PCL NVDR	4,480,500	1,180,092
Bumrungrad Hospital PCL NVDR[b]	261,000	1,516,834
Central Pattana PCL NVDR	957,000	1,445,226
Charoen Pokphand Foods PCL NVDR	2,378,900	1,620,894
CP ALL PCL NVDR	3,436,500	4,500,998
Delta Electronics Thailand PCL NVDR	391,500	806,985
Energy Absolute PCL NVDR	870,000	530,518
Glow Energy PCL NVDR	391,500	991,920
Home Product Center PCL NVDR	3,594,843	828,471
Indorama Ventures PCL NVDR	1,015,600	828,646
IRPC PCL NVDR	8,004,000	1,168,634
Kasikornbank PCL Foreign	913,500	4,367,435
Kasikornbank PCL NVDR	435,075	2,067,634
Krung Thai Bank PCL NVDR	2,784,075	1,394,827
Minor International PCL NVDR	1,348,520	1,438,087
PTT Exploration & Production PCL NVDR	1,087,584	2,342,992
PTT Global Chemical PCL NVDR	1,487,076	2,660,815
PTT PCL NVDR	783,000	6,814,543
Siam Cement PCL (The) Foreign	217,500	3,038,649
Siam Cement PCL (The) NVDR	87,000	1,215,459
Siam Commercial Bank PCL (The) NVDR	1,174,500	4,488,856
Thai Oil PCL NVDR	609,000	1,150,701
Thai Union Group PCL NVDR	1,566,400	928,270
TMB Bank PCL NVDR	10,788,000	704,169
True Corp. PCL NVDR[b]	7,374,290	1,572,816

		61,460,615

TOTAL COMMON STOCKS
(Cost: $2,413,992,757)		2,326,010,235

Security	Shares	Value

PREFERRED STOCKS — 0.90%

SOUTH KOREA — 0.90%
AmorePacific Corp.	6,960	$1,389,679
Hyundai Motor Co.	18,270	1,561,785
Hyundai Motor Co. Series 2	29,145	2,555,367
LG Chem Ltd.	5,655	980,220
Samsung Electronics Co. Ltd.	16,095	14,733,268

		21,220,319

TOTAL PREFERRED STOCKS
(Cost: $14,082,896)		21,220,319

RIGHTS — 0.00%

THAILAND — 0.00%
Banpu PCL[a]	391,500	87,423
True Corp. PCL[a]	2,477,561	21,279

		108,702

TOTAL RIGHTS
(Cost: $258,263)		108,702

SHORT-TERM INVESTMENTS — 5.94%

MONEY MARKET FUNDS — 5.94%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	130,015,620	130,015,620
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	7,093,976	7,093,976
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	2,699,153	2,699,153

		139,808,749

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,808,749)		139,808,749

289

Consolidated Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA ex JAPAN ETF

April 30, 2016

Value

TOTAL INVESTMENTS IN SECURITIES — 105.63%
(Cost: $2,568,142,665)	$2,487,148,005
Other Assets, Less Liabilities — (5.63)%	(132,653,601)

NET ASSETS — 100.00%	$2,354,494,404

ADR  —  American Depositary Receipts

NVDR  —  Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

290

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.44%

AUSTRALIA — 7.12%
AGL Energy Ltd.	3,324,002	$46,396,478
Alumina Ltd.	12,418,294	14,168,151
Amcor Ltd./Australia	5,681,976	66,777,499
AMP Ltd.	14,519,008	65,151,483
APA Group	5,544,653	37,024,778
Aristocrat Leisure Ltd.	2,686,558	20,502,473
Asciano Ltd.	3,094,947	20,855,661
ASX Ltd.	949,192	31,676,966
Aurizon Holdings Ltd.	10,234,433	33,350,450
AusNet Services	8,767,610	10,270,690
Australia & New Zealand Banking Group Ltd.	14,144,639	261,982,137
Bank of Queensland Ltd.	1,764,853	15,152,040
Bendigo & Adelaide Bank Ltd.	2,128,761	15,140,940
BHP Billiton Ltd.	15,640,215	246,833,038
Boral Ltd.	3,742,169	18,391,591
Brambles Ltd.	7,676,363	73,110,562
Caltex Australia Ltd.	1,324,859	32,859,659
Challenger Ltd./Australia	2,737,446	18,718,179
CIMIC Group Ltd.	500,120	13,659,851
Coca-Cola Amatil Ltd.	2,807,864	18,428,270
Cochlear Ltd.	281,946	23,244,507
Commonwealth Bank of Australia	8,321,076	469,218,569
Computershare Ltd.	2,343,189	18,078,755
Crown Resorts Ltd.	1,772,694	15,976,944
CSL Ltd.	2,268,732	182,106,899
Dexus Property Group	4,628,658	29,742,483
DUET Group	11,080,571	19,026,315
Flight Centre Travel Group Ltd.[a]	269,511	8,085,178
Fortescue Metals Group Ltd.[a]	7,674,500	19,971,676
Goodman Group	8,545,040	44,930,718
GPT Group (The)	8,681,536	33,325,340
Harvey Norman Holdings Ltd.	2,690,449	9,198,411
Healthscope Ltd.	8,377,288	17,389,311
Iluka Resources Ltd.	2,097,612	10,293,099
Incitec Pivot Ltd.	8,288,054	20,366,597
Insurance Australia Group Ltd.	11,794,645	51,936,266
James Hardie Industries PLC	2,184,535	30,891,889
LendLease Group	2,676,274	25,938,469
Macquarie Group Ltd.	1,491,907	72,297,872
Medibank Pvt Ltd.	13,411,557	32,138,003

Security	Shares	Value

Mirvac Group	17,854,556	$25,480,075
National Australia Bank Ltd.	12,778,919	265,163,267
Newcrest Mining Ltd.[b]	3,748,430	54,265,870
Oil Search Ltd.	6,622,462	35,529,151
Orica Ltd.	1,840,481	21,489,821
Origin Energy Ltd.	8,451,978	35,411,208
Platinum Asset Management Ltd.	1,150,930	5,322,695
Qantas Airways Ltd.	2,673,838	6,570,539
QBE Insurance Group Ltd.	6,662,132	56,688,914
Ramsay Health Care Ltd.	691,757	34,288,047
REA Group Ltd.	260,059	10,105,791
Rio Tinto Ltd.	2,058,899	80,997,898
Santos Ltd.	8,185,439	29,984,254
Scentre Group	26,173,921	93,681,032
Seek Ltd.	1,601,526	20,007,495
Sonic Healthcare Ltd.	1,876,728	27,813,817
South32 Ltd.[b]	26,168,235	33,150,689
Stockland	11,536,766	38,474,728
Suncorp Group Ltd.	6,265,311	59,767,169
Sydney Airport	5,388,800	28,005,879
Tabcorp Holdings Ltd.	4,003,583	13,535,135
Tatts Group Ltd.	7,094,996	20,412,845
Telstra Corp. Ltd.	20,941,048	85,659,047
TPG Telecom Ltd.	1,439,130	11,762,497
Transurban Group	9,872,946	87,249,984
Treasury Wine Estates Ltd.	3,653,080	25,982,751
Vicinity Centres	16,382,712	41,508,201
Vocus Communications Ltd.	2,206,940	14,534,877
Wesfarmers Ltd.	5,469,941	178,538,519
Westfield Corp.	9,715,701	74,886,848
Westpac Banking Corp.	16,193,734	383,723,716
Woodside Petroleum Ltd.	3,619,859	78,289,142
Woolworths Ltd.	6,160,371	103,945,489

		4,276,835,587
AUSTRIA — 0.19%
Andritz AG	376,038	21,065,288
Erste Group Bank AGb	1,363,831	39,239,024
IMMOEAST AG Escrow[b]	1,571,072	18
IMMOFINANZ AG Escrow[a,b]	1,157,632	13
OMV AG	728,171	21,859,408
Raiffeisen Bank International AGb	575,424	9,197,204
Voestalpine AG	560,232	20,199,501

		111,560,456

291

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

BELGIUM — 1.41%
Ageas	995,535	$39,064,466
Anheuser-Busch InBev SA/NV	3,922,490	485,652,401
Colruyt SA	347,206	19,994,958
Delhaize Group	509,348	53,396,903
Groupe Bruxelles Lambert SA	389,910	34,444,962
KBC Groep NV	1,222,194	68,634,116
Proximus SADP	741,910	24,961,294
Solvay SA	359,346	36,325,763
Telenet Group Holding NVa,b	261,236	12,985,562
UCB SA	615,565	46,074,169
Umicore SA	466,401	23,250,712

		844,785,306
DENMARK — 1.95%
AP Moeller - Maersk A/S Class A	17,618	23,993,860
AP Moeller - Maersk A/S Class B	33,880	47,652,955
Carlsberg A/S Class B	527,615	51,395,026
Chr Hansen Holding A/S	487,940	30,372,825
Coloplast A/S Class B	549,924	41,246,627
Danske Bank A/S	3,458,180	97,812,272
DSV A/S	869,048	36,576,432
Genmab A/Sa,b	258,922	38,370,325
ISS A/S	727,400	27,626,044
Novo Nordisk A/S Class B	9,558,939	533,822,532
Novozymes A/S Class B	1,152,100	55,226,621
Pandora A/S	537,551	69,817,190
TDC A/S	3,998,514	20,465,441
Tryg A/S	580,369	10,958,447
Vestas Wind Systems A/S	1,050,071	75,140,116
William Demant Holding A/Sb	123,737	12,719,683

		1,173,196,396
FINLAND — 0.95%
Elisa OYJ	702,769	26,248,313
Fortum OYJ	2,185,351	32,939,355
Kone OYJ Class B	1,655,301	75,532,578
Metso OYJ	553,007	13,294,777
Neste OYJ	633,039	20,257,921
Nokia OYJ	28,082,917	165,648,477
Nokian Renkaat OYJ	556,064	20,520,518
Orion OYJ Class B	492,756	17,190,948
Sampo OYJ Class A	2,185,496	95,445,360
Stora Enso OYJ Class R	2,659,664	23,212,384

Security	Shares	Value

UPM-Kymmene OYJ	2,600,597	$49,682,919
Wartsila OYJ Abp	723,908	31,042,538

		571,016,088
FRANCE — 9.79%
Accor SA	1,032,633	45,753,740
Aeroports de Paris	140,429	17,676,346
Air Liquide SA	1,677,414	190,201,291
Airbus Group SE	2,891,262	180,841,303
Alstom SAb	798,405	20,410,584
ArcelorMittal[a]	8,327,663	47,041,830
Arkema SA	324,224	25,875,652
Atos SE	426,530	37,953,576
AXA SA	9,580,870	241,580,368
BNP Paribas SA	5,146,200	272,547,679
Bollore SA	4,174,764	16,544,210
Bouygues SA	982,931	32,783,280
Bureau Veritas SA	1,249,401	29,621,715
Capgemini SA	799,656	74,672,148
Carrefour SA	2,692,789	76,318,141
Casino Guichard Perrachon SAa	277,114	16,491,707
Christian Dior SE	266,638	46,832,121
Cie. de Saint-Gobain	2,320,935	106,317,971
Cie. Generale des Etablissements Michelin Class B	907,305	94,721,372
CNP Assurances	841,399	14,325,339
Credit Agricole SA	5,107,072	56,499,180
Danone SA	2,865,378	200,751,318
Dassault Systemes	621,764	48,638,960
Edenred	1,003,725	19,796,385
Electricite de France SAa	1,184,793	17,023,590
Engie SA	7,116,419	117,371,324
Essilor International SA	998,760	129,321,195
Eurazeo SA	195,947	13,802,309
Eutelsat Communications SA	814,968	25,319,102
Fonciere des Regions	146,477	13,864,294
Gecina SA	160,861	23,269,771
Groupe Eurotunnel SE Registered	2,294,057	29,296,590
Hermes International	128,045	45,610,099
ICADE	178,570	14,061,097
Iliad SA	127,271	27,820,160
Imerys SA	166,983	12,328,225
Ingenico Group SA	268,966	31,730,185
JCDecaux SA	355,020	15,685,442

292

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Kering	368,678	$63,191,977
Klepierre	1,073,965	50,524,928
L’Oreal SA	1,225,598	222,422,280
Lagardere SCA	582,604	15,460,997
Legrand SA	1,291,690	73,587,166
LVMH Moet Hennessy Louis Vuitton SE	1,363,323	226,570,924
Natixis SA	4,581,189	25,275,099
Numericable-SFR SA	526,509	17,237,806
Orange SA	9,671,259	160,394,539
Pernod Ricard SA	1,034,689	111,729,385
Peugeot SAb	2,155,712	34,702,406
Publicis Groupe SA	922,822	68,310,914
Remy Cointreau SA	122,306	10,153,224
Renault SA	940,133	90,751,085
Rexel SA	1,445,235	21,899,607
Safran SA	1,523,823	105,015,290
Sanofi	5,714,795	471,991,473
Schneider Electric SE	2,715,085	176,756,544
SCOR SE	778,817	26,524,143
SES SA	1,595,381	43,534,677
Societe BIC SA	143,813	20,416,565
Societe Generale SA	3,522,076	138,164,764
Sodexo SA	461,397	46,604,957
STMicroelectronics NV	3,123,286	19,188,390
Suez Environnement Co.	1,478,358	27,261,107
Technip SA	507,807	29,726,417
Thales SA	516,131	44,631,851
Total SA	10,691,117	537,925,692
Unibail-Rodamco SE	480,143	128,683,973
Valeo SA	388,542	61,612,514
Veolia Environnement SA	2,204,153	54,163,692
Vinci SA	2,336,788	174,610,867
Vivendi SA	5,661,368	108,675,939
Wendel SA	159,443	18,426,151
Zodiac Aerospace	973,403	22,827,302

		5,879,654,244
GERMANY — 8.40%
adidas AG	1,019,830	131,523,748
Allianz SE Registered	2,229,133	378,502,441
Axel Springer SE	212,249	11,853,520
BASF SE	4,478,210	370,065,665
Bayer AG Registered	4,026,121	464,590,023
Bayerische Motoren Werke AG	1,616,865	149,075,969
Beiersdorf AG	489,641	43,945,074

Security	Shares	Value

Brenntag AG	744,749	$43,682,019
Commerzbank AG	5,151,810	48,149,081
Continental AG	539,909	118,606,140
Daimler AG Registered	4,695,376	326,381,485
Deutsche Bank AG Registered	6,713,299	126,639,035
Deutsche Boerse AG	946,452	77,713,269
Deutsche Lufthansa AG Registered	1,122,795	17,438,060
Deutsche Post AG Registered	4,707,013	138,229,717
Deutsche Telekom AG Registered	15,722,594	275,250,201
Deutsche Wohnen AG Bearer	1,649,640	50,532,383
E.ON SE	9,772,349	100,835,523
Evonik Industries AG	685,950	21,735,075
Fraport AG Frankfurt Airport Services Worldwide	186,526	11,292,875
Fresenius Medical Care AG & Co. KGaA	1,067,526	92,618,789
Fresenius SE & Co. KGaA	1,867,740	135,882,932
GEA Group AG	889,628	41,256,675
Hannover Rueck SE	297,716	33,955,670
HeidelbergCement AG	693,325	61,614,172
Henkel AG & Co. KGaA	535,618	54,433,172
HUGO BOSS AG	324,575	20,702,857
Infineon Technologies AG	5,509,229	78,401,654
K+S AG Registered[a]	929,901	23,197,041
Lanxess AG	449,734	23,522,159
Linde AG	907,908	138,718,912
MAN SE	163,584	17,752,440
Merck KGaA	630,366	59,253,665
METRO AG	856,221	27,213,654
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	817,099	151,563,153
Osram Licht AG	436,650	22,792,824
ProSiebenSat.1 Media SE Registered	1,075,341	54,832,666
QIAGEN NVb	1,114,329	24,977,114
RTL Group SAb	187,184	15,641,974
RWE AGb	2,387,613	35,673,525
SAP SE	4,798,899	375,515,155
Siemens AG Registered	3,870,634	403,955,774
Symrise AG	605,227	40,108,343

293

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Telefonica Deutschland Holding AG	3,589,424	$18,228,816
ThyssenKrupp AG	1,816,126	42,246,808
United Internet AG Registered[c]	607,223	29,651,897
Volkswagen AGa	167,644	26,564,716
Vonovia SE	2,280,597	76,755,984
Zalando SEa,b,d	420,468	13,937,006

		5,047,010,850
HONG KONG — 3.11%
AIA Group Ltd.	58,612,400	352,859,161
ASM Pacific Technology Ltd.[a]	1,150,300	8,304,130
Bank of East Asia Ltd. (The)[a]	5,583,840	20,335,106
BOC Hong Kong Holdings Ltd.	18,240,500	54,670,709
Cathay Pacific Airways Ltd.	5,665,000	9,055,587
Cheung Kong Infrastructure Holdings Ltd.	3,388,792	32,043,507
Cheung Kong Property Holdings Ltd.	13,056,684	89,628,787
CK Hutchison Holdings Ltd.	13,116,184	157,248,119
CLP Holdings Ltd.	9,317,000	86,177,326
First Pacific Co. Ltd./Hong Kong	10,670,250	6,767,600
Galaxy Entertainment Group Ltd.	11,328,000	38,260,403
Hang Lung Properties Ltd.	10,955,000	21,861,419
Hang Seng Bank Ltd.	3,632,800	66,032,177
Henderson Land Development Co. Ltd.	5,932,724	37,092,909
HK Electric Investments & HK Electric Investments Ltd.[d]	12,792,000	11,510,359
HKT Trust & HKT Ltd.	13,158,440	19,066,270
Hong Kong & China Gas Co. Ltd.	33,880,942	63,243,959
Hong Kong Exchanges and Clearing Ltd.	5,589,400	141,442,688
Hongkong Land Holdings Ltd.	2,883,000	18,307,050
Hysan Development Co. Ltd.[a]	3,228,797	14,297,579
Kerry Properties Ltd.	3,026,500	8,251,750
Li & Fung Ltd.[a]	28,750,400	17,827,235
Link REIT	11,011,258	66,928,894
Melco Crown Entertainment Ltd. ADR[a]	459,840	6,805,632
MGM China Holdings Ltd.	4,552,800	6,397,350
MTR Corp. Ltd.	7,346,000	36,364,461
New World Development Co. Ltd.	25,606,132	25,549,356

Security	Shares	Value

NWS Holdings Ltd.	7,092,000	$10,806,404
PCCW Ltd.	19,778,000	13,411,061
Power Assets Holdings Ltd.	6,776,000	64,596,143
Sands China Ltd.	11,766,400	42,168,040
Shangri-La Asia Ltd.[a]	6,840,666	8,368,731
Sino Land Co. Ltd.	13,552,000	21,348,610
SJM Holdings Ltd.[a]	9,321,000	6,272,317
Sun Hung Kai Properties Ltd.	8,470,000	107,059,699
Swire Pacific Ltd. Class A	3,007,500	32,702,860
Swire Properties Ltd.	5,610,655	14,610,327
Techtronic Industries Co. Ltd.	6,579,033	24,722,685
WH Group Ltd.[b,d]	28,716,500	23,248,030
Wharf Holdings Ltd. (The)	6,776,912	36,779,765
Wheelock & Co. Ltd.	5,082,000	23,584,799
Wynn Macau Ltd.	7,961,200	11,391,909
Yue Yuen Industrial Holdings Ltd.	3,388,000	12,360,182

		1,869,761,085
IRELAND — 0.48%
Bank of Ireland[b]	132,905,593	40,339,186
CRH PLC	3,883,282	112,838,524
Irish Bank Resolution Corp. Ltd.[b]	3,570,811	41
Kerry Group PLC Class A	783,782	69,904,231
Paddy Power Betfair PLC	391,762	52,520,848
Ryanair Holdings PLC	173,066	2,613,544
Ryanair Holdings PLC ADR	112,806	9,131,646

		287,348,020
ISRAEL — 0.70%
Azrieli Group Ltd.	182,954	7,274,045
Bank Hapoalim BM	5,047,435	25,991,079
Bank Leumi le-Israel BMb	6,826,218	25,165,106
Bezeq The Israeli Telecommunication Corp. Ltd.	9,530,771	20,351,037
Check Point Software Technologies Ltd.[a,b]	335,586	27,810,012
Delek Group Ltd.[a]	23,342	4,153,094
Israel Chemicals Ltd.	2,515,854	12,496,700
Mizrahi Tefahot Bank Ltd.	646,376	7,498,481
Mobileye NVa,b	396,594	15,130,061
NICE-Systems Ltd.	293,221	18,885,553
Taro Pharmaceutical Industries Ltd.[a,b]	33,512	4,682,967

294

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Teva Pharmaceutical Industries Ltd.	4,433,757	$249,573,301

		419,011,436
ITALY — 2.09%
Assicurazioni Generali SpA	5,634,948	85,967,073
Atlantia SpA	1,999,913	55,707,373
Banco Popolare SC	1,524,036	10,761,339
CNH Industrial NV	4,648,042	35,668,336
Enel SpA	38,741,158	175,625,021
Eni SpA	12,355,938	200,956,504
EXOR SpA	513,468	19,289,689
Ferrari NVa,b	608,150	27,388,120
Fiat Chrysler Automobiles NVa	4,339,083	34,838,061
Finmeccanica SpA[b]	1,810,343	22,870,433
Intesa Sanpaolo SpA	60,526,390	167,763,755
Luxottica Group SpA	824,223	44,907,190
Mediobanca SpA	2,823,706	23,204,883
Prysmian SpA	989,587	23,337,177
Saipem SpA[b]	29,884,299	14,307,289
Snam SpA	10,504,136	64,124,730
Telecom Italia SpA/Milano[a,b]	55,603,720	54,132,835
Tenaris SA	2,325,577	31,377,188
Terna Rete Elettrica Nazionale SpA	7,832,897	44,175,194
UniCredit SpA	23,060,717	89,116,041
Unione di Banche Italiane SpA	4,261,695	18,069,943
UnipolSai SpA	4,871,760	11,371,770

		1,254,959,944
JAPAN — 22.72%
ABC-Mart Inc.	113,600	7,602,000
Acom Co. Ltd.[b]	1,977,870	10,758,637
Aeon Co. Ltd.	3,234,000	49,675,957
AEON Financial Service Co. Ltd.	508,290	11,762,475
Aeon Mall Co. Ltd.	525,210	7,515,272
Air Water Inc.	449,000	6,991,299
Aisin Seiki Co. Ltd.	929,700	37,624,197
Ajinomoto Co. Inc.	2,957,000	70,612,038
Alfresa Holdings Corp.	882,700	17,638,325
Alps Electric Co. Ltd.	853,400	15,872,387
Amada Holdings Co. Ltd.	1,646,800	17,130,599
ANA Holdings Inc.	5,082,000	14,629,244
Aozora Bank Ltd.	5,082,000	18,571,541
Asahi Glass Co. Ltd.	4,748,000	28,799,963

Security	Shares	Value

Asahi Group Holdings Ltd.	1,863,400	$61,111,927
Asahi Kasei Corp.	6,053,000	42,978,308
ASICS Corp.	804,600	16,626,670
Astellas Pharma Inc.	10,333,450	144,578,482
Bandai Namco Holdings Inc.	847,000	18,524,043
Bank of Kyoto Ltd. (The)	1,694,000	11,842,722
Benesse Holdings Inc.	322,800	9,367,671
Bridgestone Corp.	3,133,700	120,550,579
Brother Industries Ltd.	1,185,800	14,152,686
Calbee Inc.	338,800	13,695,126
Canon Inc.	5,251,400	152,739,444
Casio Computer Co. Ltd.[a]	984,800	19,466,816
Central Japan Railway Co.	695,600	126,351,568
Chiba Bank Ltd. (The)	3,388,000	17,859,078
Chubu Electric Power Co. Inc.	3,218,600	43,633,621
Chugai Pharmaceutical Co. Ltd.	1,104,700	38,821,179
Chugoku Bank Ltd. (The)	847,000	9,087,864
Chugoku Electric Power Co. Inc. (The)	1,422,300	18,956,024
Citizen Holdings Co. Ltd.	1,355,200	7,903,592
Concordia Financial Group Ltd.[b]	5,667,000	27,139,313
Credit Saison Co. Ltd.	677,600	12,906,667
Dai Nippon Printing Co. Ltd.	3,032,000	29,499,621
Dai-ichi Life Insurance Co. Ltd. (The)	5,261,652	67,322,787
Daicel Corp.	1,229,000	15,908,828
Daihatsu Motor Co. Ltd.	1,016,400	14,249,264
Daiichi Sankyo Co. Ltd.	3,117,395	75,782,461
Daikin Industries Ltd.	1,137,700	94,465,412
Daito Trust Construction Co. Ltd.	338,800	49,064,966
Daiwa House Industry Co. Ltd.	2,975,900	82,411,250
Daiwa Securities Group Inc.	8,125,000	49,071,218
Denso Corp.	2,371,600	94,225,633
Dentsu Inc.	1,021,300	54,121,884
Don Quijote Holdings Co. Ltd.	547,500	20,340,320
East Japan Railway Co.	1,627,000	149,386,869
Eisai Co. Ltd.	1,227,100	78,388,976
Electric Power Development Co. Ltd.	677,600	20,993,916
FamilyMart Co. Ltd.	278,500	15,070,938
FANUC Corp.	949,100	146,407,734
Fast Retailing Co. Ltd.	250,400	68,301,547
Fuji Electric Co. Ltd.	2,785,000	12,363,895
Fuji Heavy Industries Ltd.	2,879,800	100,017,167

295

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

FUJIFILM Holdings Corp.	2,265,100	$96,726,407
Fujitsu Ltd.	9,117,000	33,299,907
Fukuoka Financial Group Inc.	3,986,000	14,082,041
GungHo Online Entertainment Inc.[a]	2,147,200	5,779,650
Gunma Bank Ltd. (The)	2,014,000	8,263,433
Hachijuni Bank Ltd. (The)	1,694,000	7,678,770
Hakuhodo DY Holdings Inc.	1,185,820	13,942,348
Hamamatsu Photonics KK	677,600	19,537,324
Hankyu Hanshin Holdings Inc.	5,878,000	38,181,317
Hikari Tsushin Inc.	123,100	9,480,293
Hino Motors Ltd.	1,295,900	13,104,947
Hirose Electric Co. Ltd.	169,470	21,398,567
Hiroshima Bank Ltd. (The)	1,822,000	6,845,591
Hisamitsu Pharmaceutical Co. Inc.	209,100	10,220,973
Hitachi Chemical Co. Ltd.	508,200	8,910,540
Hitachi Construction Machinery Co. Ltd.	508,200	8,397,566
Hitachi High-Technologies Corp.	338,800	9,562,839
Hitachi Ltd.	23,716,000	114,285,430
Hitachi Metals Ltd.	853,000	9,088,462
Hokuhoku Financial Group Inc.	6,053,000	7,920,183
Hokuriku Electric Power Co.	847,000	11,367,746
Honda Motor Co. Ltd.	7,882,700	220,468,057
Hoshizaki Electric Co. Ltd.	169,400	14,676,742
Hoya Corp.	2,032,800	80,954,818
Hulic Co. Ltd.	1,524,600	15,674,190
Idemitsu Kosan Co. Ltd.	508,200	11,190,422
IHI Corp.	6,776,000	15,515,865
Iida Group Holdings Co. Ltd.	758,480	14,822,951
INPEX Corp.	4,625,843	38,400,615
Isetan Mitsukoshi Holdings Ltd.	1,816,200	20,097,956
Isuzu Motors Ltd.	2,879,800	32,177,213
ITOCHU Corp.	7,700,000	101,831,861
Itochu Techno-Solutions Corp.	246,300	4,972,270
Iyo Bank Ltd. (The)	1,185,800	8,112,581
J Front Retailing Co. Ltd.	1,185,800	14,861,982
Japan Airlines Co. Ltd.	604,300	22,326,257
Japan Airport Terminal Co. Ltd.[a]	182,700	6,855,839
Japan Exchange Group Inc.	2,623,500	41,095,247
Japan Post Bank Co. Ltd.	1,953,600	24,558,082
Japan Post Holdings Co. Ltd.	2,202,200	30,564,671

Security	Shares	Value

Japan Prime Realty Investment Corp.	3,425	$15,317,188
Japan Real Estate Investment Corp.	6,776	42,684,462
Japan Retail Fund Investment Corp.	11,858	29,491,227
Japan Tobacco Inc.	5,318,200	225,164,223
JFE Holdings Inc.	2,393,975	35,340,750
JGC Corp.	1,148,000	20,214,328
Joyo Bank Ltd. (The)	3,190,000	11,538,203
JSR Corp.	1,017,700	14,467,234
JTEKT Corp.	1,016,400	13,593,798
JX Holdings Inc.	11,259,600	49,523,508
Kajima Corp.	4,274,000	27,362,867
Kakaku.com Inc.	677,600	12,621,681
Kamigumi Co. Ltd.	1,151,000	10,735,997
Kaneka Corp.	1,176,000	10,243,768
Kansai Electric Power Co. Inc. (The)[b]	3,460,100	31,601,568
Kansai Paint Co. Ltd.	1,104,800	20,052,541
Kao Corp.	2,453,100	140,222,997
Kawasaki Heavy Industries Ltd.	6,776,000	20,012,300
KDDI Corp.	8,639,400	255,883,533
Keihan Holdings Co. Ltd.	2,007,000	14,856,246
Keikyu Corp.	2,628,000	24,389,962
Keio Corp.	2,785,000	25,248,376
Keisei Electric Railway Co. Ltd.	1,437,000	20,454,703
Keyence Corp.	216,023	135,596,100
Kikkoman Corp.	632,000	20,880,602
Kintetsu Group Holdings Co. Ltd.	8,470,000	35,623,160
Kirin Holdings Co. Ltd.	3,963,800	58,959,650
Kobe Steel Ltd.	15,246,000	15,389,205
Koito Manufacturing Co. Ltd.	508,200	22,988,813
Komatsu Ltd.	4,537,100	80,844,723
Konami Holdings Corp.	488,300	15,676,532
Konica Minolta Inc.	2,202,200	19,923,638
Kose Corp.	138,900	13,319,445
Kubota Corp.	5,326,000	82,606,636
Kuraray Co. Ltd.	1,816,400	23,868,951
Kurita Water Industries Ltd.	508,200	12,548,852
Kyocera Corp.	1,524,600	77,986,222
Kyowa Hakko Kirin Co. Ltd.	1,534,000	28,444,843
Kyushu Electric Power Co. Inc.	2,075,900	21,574,847
Kyushu Financial Group Inc.	1,599,000	8,697,771

296

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Lawson Inc.	338,800	$26,915,276
LIXIL Group Corp.	1,311,580	28,218,675
M3 Inc.	977,200	27,490,743
Mabuchi Motor Co. Ltd.	263,800	13,856,311
Makita Corp.	608,400	39,348,829
Marubeni Corp.	7,961,800	43,613,356
Marui Group Co. Ltd.	1,122,700	17,764,672
Maruichi Steel Tube Ltd.	169,400	5,082,237
Mazda Motor Corp.	2,620,400	42,724,312
McDonald’s Holdings Co. Japan Ltd.[a]	338,800	8,448,230
Medipal Holdings Corp.	677,600	11,139,758
MEIJI Holdings Co. Ltd.	579,104	46,438,734
Minebea Co. Ltd.	1,694,000	14,550,082
Miraca Holdings Inc.	278,500	12,246,764
Mitsubishi Chemical Holdings Corp.	6,611,800	35,952,570
Mitsubishi Corp.	6,566,100	114,329,121
Mitsubishi Electric Corp.	9,424,000	105,518,501
Mitsubishi Estate Co. Ltd.	5,997,000	118,880,667
Mitsubishi Gas Chemical Co. Inc.	1,694,000	9,610,337
Mitsubishi Heavy Industries Ltd.	14,733,000	54,734,964
Mitsubishi Logistics Corp.	477,000	6,763,017
Mitsubishi Materials Corp.	5,777,000	19,059,592
Mitsubishi Motors Corp.	3,125,100	13,114,350
Mitsubishi Tanabe Pharma Corp.	1,095,500	20,098,757
Mitsubishi UFJ Financial Group Inc.	62,169,880	302,206,221
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,308,800	10,487,189
Mitsui & Co. Ltd.	8,241,600	103,332,926
Mitsui Chemicals Inc.	3,891,000	13,528,221
Mitsui Fudosan Co. Ltd.	4,460,000	113,589,420
Mitsui OSK Lines Ltd.	5,082,000	11,256,919
Mixi Inc.	195,000	6,889,107
Mizuho Financial Group Inc.	114,168,460	179,050,120
MS&AD Insurance Group Holdings Inc.	2,390,088	66,311,288
Murata Manufacturing Co. Ltd.	979,900	135,498,112
Nabtesco Corp.	518,500	12,153,820
Nagoya Railroad Co. Ltd.	5,082,000	26,218,646
NEC Corp.	11,858,000	29,923,454

Security	Shares	Value

Nexon Co. Ltd.	644,700	$10,026,457
NGK Insulators Ltd.	1,549,000	33,500,500
NGK Spark Plug Co. Ltd.	847,000	17,819,496
NH Foods Ltd.	744,000	16,904,192
NHK Spring Co. Ltd.	847,000	7,805,430
Nidec Corp.	1,059,500	81,050,586
Nikon Corp.[a]	1,694,000	25,506,183
Nintendo Co. Ltd.	513,400	72,719,071
Nippon Building Fund Inc.	6,776	43,444,423
Nippon Electric Glass Co. Ltd.	1,794,500	9,811,510
Nippon Express Co. Ltd.	4,277,000	20,346,680
Nippon Paint Holdings Co. Ltd.	727,000	20,057,984
Nippon Prologis REIT Inc.	6,776	16,503,814
Nippon Steel & Sumitomo Metal Corp.	3,637,735	79,523,923
Nippon Telegraph & Telephone Corp.	3,388,000	154,018,711
Nippon Yusen KK	7,687,000	15,590,252
Nissan Motor Co. Ltd.	12,196,800	113,994,112
Nisshin Seifun Group Inc.	1,076,597	18,101,762
Nissin Foods Holdings Co. Ltd.	338,800	16,085,836
Nitori Holdings Co. Ltd.	344,100	33,060,872
Nitto Denko Corp.	803,300	45,317,247
NOK Corp.	477,800	8,332,864
Nomura Holdings Inc.	17,787,000	79,613,013
Nomura Real Estate Holdings Inc.	605,300	11,450,322
Nomura Real Estate Master Fund Inc.	17,100	27,153,512
Nomura Research Institute Ltd.	552,170	20,075,156
NSK Ltd.	2,371,600	21,855,204
NTT Data Corp.	605,391	32,477,633
NTT DOCOMO Inc.	6,945,417	168,580,288
NTT Urban Development Corp.	508,200	4,958,744
Obayashi Corp.	2,991,000	30,218,898
Obic Co. Ltd.	233,200	12,663,134
Odakyu Electric Railway Co. Ltd.	3,388,000	37,776,382
Oji Holdings Corp.	4,274,000	18,095,444
Olympus Corp.	1,276,000	51,817,562
Omron Corp.	964,000	32,074,770
Ono Pharmaceutical Co. Ltd.	1,954,500	90,934,165
Oracle Corp. Japan	169,400	9,357,017
Oriental Land Co. Ltd./Japan	950,600	67,522,408
ORIX Corp.	6,437,200	95,449,486

297

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Osaka Gas Co. Ltd.	9,321,000	$34,567,716
Otsuka Corp.	223,800	11,127,772
Otsuka Holdings Co. Ltd.	1,863,400	74,818,135
Panasonic Corp.	10,731,268	99,735,248
Park24 Co. Ltd.	488,300	14,079,214
Rakuten Inc.	4,590,700	52,366,460
Recruit Holdings Co. Ltd.	677,600	21,627,216
Resona Holdings Inc.	10,700,500	39,323,675
Ricoh Co. Ltd.	3,467,300	36,748,616
Rinnai Corp.	169,400	15,468,368
Rohm Co. Ltd.	508,200	23,273,798
Ryohin Keikaku Co. Ltd.	109,500	25,247,582
Sankyo Co. Ltd.	273,900	10,674,919
Sanrio Co. Ltd.[a]	196,700	3,981,982
Santen Pharmaceutical Co. Ltd.	1,812,300	27,033,327
SBI Holdings Inc./Japan	1,106,880	12,021,072
Secom Co. Ltd.	1,016,400	80,223,356
Sega Sammy Holdings Inc.	1,016,438	11,418,837
Seibu Holdings Inc.	638,300	13,935,874
Seiko Epson Corp.	1,524,600	26,304,141
Sekisui Chemical Co. Ltd.	1,967,900	25,510,326
Sekisui House Ltd.	3,049,200	55,044,907
Seven & I Holdings Co. Ltd.	3,632,880	154,251,823
Seven Bank Ltd.	3,144,100	13,840,564
Shikoku Electric Power Co. Inc.	1,016,400	12,909,833
Shimadzu Corp.	1,025,000	16,228,328
Shimamura Co. Ltd.	119,200	16,521,669
Shimano Inc.	384,400	57,770,475
Shimizu Corp.	2,785,000	25,586,756
Shin-Etsu Chemical Co. Ltd.	2,032,800	117,850,913
Shinsei Bank Ltd.	8,470,000	12,349,362
Shionogi & Co. Ltd.	1,455,300	76,753,660
Shiseido Co. Ltd.	1,767,400	41,048,544
Shizuoka Bank Ltd. (The)	2,948,000	22,730,969
Showa Shell Sekiyu KK	847,000	9,087,864
SMC Corp./Japan	250,400	63,995,402
SoftBank Group Corp.	4,651,300	260,311,084
Sohgo Security Services Co. Ltd.	228,200	13,095,453
Sompo Japan Nipponkoa Holdings Inc.	1,622,750	44,597,377
Sony Corp.	6,098,400	158,337,821
Sony Financial Holdings Inc.	847,000	11,003,598
Stanley Electric Co. Ltd.	740,600	15,864,809
Sumitomo Chemical Co. Ltd.	7,021,000	33,203,664

Security	Shares	Value

Sumitomo Corp.	5,435,800	$59,440,965
Sumitomo Dainippon Pharma Co. Ltd.	847,000	11,264,835
Sumitomo Electric Industries Ltd.	3,632,800	45,666,769
Sumitomo Heavy Industries Ltd.	2,759,000	12,196,897
Sumitomo Metal Mining Co. Ltd.	2,191,000	25,637,946
Sumitomo Mitsui Financial Group Inc.	6,161,700	196,550,139
Sumitomo Mitsui Trust Holdings Inc.	16,175,600	52,096,937
Sumitomo Realty & Development Co. Ltd.	1,744,000	52,892,939
Sumitomo Rubber Industries Ltd.	847,000	13,457,638
Suntory Beverage & Food Ltd.	677,600	30,335,100
Suruga Bank Ltd.	1,185,800	23,938,763
Suzuken Co. Ltd./Aichi Japan	360,924	12,902,793
Suzuki Motor Corp.	1,718,200	49,380,485
Sysmex Corp.	684,200	44,762,839
T&D Holdings Inc.	2,795,200	28,253,739
Taiheiyo Cement Corp.	6,776,000	18,492,378
Taisei Corp.	5,082,000	35,528,165
Taisho Pharmaceutical Holdings Co. Ltd.	169,400	14,249,264
Taiyo Nippon Sanso Corp.	700,400	6,722,845
Takashimaya Co. Ltd.	1,694,000	12,776,840
Takeda Pharmaceutical Co. Ltd.	3,802,800	187,021,203
TDK Corp.	601,000	36,960,419
Teijin Ltd.	5,082,000	18,856,526
Terumo Corp.	1,481,300	58,493,317
THK Co. Ltd.	514,900	10,543,912
Tobu Railway Co. Ltd.	5,082,000	26,693,621
Toho Co. Ltd./Tokyo	508,200	13,346,811
Toho Gas Co. Ltd.	1,698,000	11,902,425
Tohoku Electric Power Co. Inc.	2,202,200	28,979,836
Tokio Marine Holdings Inc.	3,316,400	114,343,657
Tokyo Electric Power Co. Holdings Inc.[b]	7,114,800	39,232,973
Tokyo Electron Ltd.	847,000	58,667,386
Tokyo Gas Co. Ltd.	11,858,000	53,762,473
Tokyo Tatemono Co. Ltd.	1,048,900	14,293,156
Tokyu Corp.	5,728,000	50,804,916
Tokyu Fudosan Holdings Corp.	2,474,300	17,529,038
TonenGeneral Sekiyu KK	1,694,000	16,576,644

298

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Toppan Printing Co. Ltd.	2,750,000	$24,339,922
Toray Industries Inc.	7,045,000	61,017,819
Toshiba Corp.[a,b]	19,636,000	43,127,810
TOTO Ltd.	727,900	25,885,878
Toyo Seikan Group Holdings Ltd.	768,700	15,769,863
Toyo Suisan Kaisha Ltd.	360,200	13,129,399
Toyoda Gosei Co. Ltd.	278,500	5,338,600
Toyota Industries Corp.	806,700	36,680,177
Toyota Motor Corp.	13,213,200	698,232,934
Toyota Tsusho Corp.	1,087,500	25,613,346
Trend Micro Inc./Japan	508,200	19,877,723
Unicharm Corp.	1,863,400	39,925,646
United Urban Investment Corp.	13,552	23,698,109
USS Co. Ltd.	1,095,580	17,960,160
West Japan Railway Co.	808,000	50,430,618
Yahoo Japan Corp.	7,284,222	33,767,691
Yakult Honsha Co. Ltd.	393,500	20,264,358
Yamada Denki Co. Ltd.	3,557,550	18,287,326
Yamaguchi Financial Group Inc.	1,400,000	13,411,842
Yamaha Corp.	847,000	25,332,025
Yamaha Motor Co. Ltd.	1,297,200	22,441,396
Yamato Holdings Co. Ltd.	1,646,800	34,307,371
Yamazaki Baking Co. Ltd.	421,000	10,277,602
Yaskawa Electric Corp.	1,185,800	14,529,499
Yokogawa Electric Corp.	1,185,800	13,365,810
Yokohama Rubber Co. Ltd. (The)	652,500	11,465,022

		13,646,902,788
NETHERLANDS — 2.97%
Aegon NV	8,879,502	50,972,704
AerCap Holdings NVa,b	427,492	17,103,955
Akzo Nobel NV	1,210,869	85,833,267
Altice NV Class Aa,b	1,909,757	28,982,243
Altice NV Class Bb	431,173	6,590,345
ASML Holding NV	1,689,351	163,305,323
Boskalis Westminster	420,771	17,544,655
Gemalto NV	391,969	25,499,875
Heineken Holding NV	493,006	40,706,638
Heineken NV	1,130,718	106,001,251
ING Groep NV CVA	18,845,115	230,843,464
Koninklijke Ahold NV	4,067,997	88,526,282
Koninklijke DSM NV	887,168	54,423,246
Koninklijke KPN NV	15,655,647	61,593,625
Koninklijke Philips NV	4,648,252	127,772,946

Security	Shares	Value

Koninklijke Vopak NV	345,894	$18,796,262
NN Group NV	1,542,595	53,463,679
NXP Semiconductors NVb	664,226	56,645,193
OCI NVb	418,363	8,272,902
Randstad Holding NV	619,306	33,270,738
RELX NV	4,875,296	81,832,310
TNT Express NVb	2,360,140	21,428,147
Unilever NV CVA	7,939,400	348,867,800
Wolters Kluwer NV	1,480,352	56,350,618

		1,784,627,468
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	4,566,192	19,636,391
Contact Energy Ltd.	3,579,430	12,714,813
Fletcher Building Ltd.	3,337,764	19,464,984
Meridian Energy Ltd.	6,059,242	11,227,849
Mighty River Power Ltd.	3,378,405	7,134,294
Ryman Healthcare Ltd.	1,837,231	11,472,224
Spark New Zealand Ltd.	8,919,964	23,140,321

		104,790,876
NORWAY — 0.60%
DNB ASA	4,767,331	61,039,551
Gjensidige Forsikring ASA	978,900	16,764,089
Norsk Hydro ASA	6,607,395	28,744,037
Orkla ASA	3,983,175	34,774,594
Schibsted ASA	416,211	12,141,544
Schibsted ASA Class Bb	363,895	10,344,256
Statoil ASA	5,482,850	96,892,156
Telenor ASA	3,663,139	63,051,291
Yara International ASA	872,914	34,949,732

		358,701,250
PORTUGAL — 0.16%
Banco Comercial Portugues SA Registered[a,b]	212,762,364	9,430,697
EDP - Energias de Portugal SA	11,253,242	40,007,128
Galp Energia SGPS SA	1,866,744	25,646,199
Jeronimo Martins SGPS SA	1,329,680	21,762,930

		96,846,954
SINGAPORE — 1.43%
Ascendas REIT	10,808,156	19,782,050
CapitaLand Commercial Trust Ltd.	10,417,500	11,083,684
CapitaLand Ltd.	12,874,400	29,790,100

299

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

CapitaLand Mall Trust	11,987,500	$18,462,204
City Developments Ltd.	2,371,600	14,716,077
ComfortDelGro Corp. Ltd.	10,417,500	22,399,892
DBS Group Holdings Ltd.	8,777,800	99,791,514
Genting Singapore PLC	29,432,800	17,847,351
Global Logistic Properties Ltd.	15,539,800	22,141,079
Golden Agri-Resources Ltd.	33,893,994	10,087,123
Hutchison Port Holdings Trust	26,289,100	11,698,649
Jardine Cycle & Carriage Ltd.	508,254	14,604,196
Jardine Matheson Holdings Ltd.	1,185,800	65,574,740
Keppel Corp. Ltd.[a]	7,114,800	28,585,186
Noble Group Ltd.[a,b]	23,333,527	7,985,880
Oversea-Chinese Banking Corp. Ltd.	15,076,698	98,376,282
SembCorp Industries Ltd.	4,625,800	9,946,477
Sembcorp Marine Ltd[a]	3,971,600	4,934,766
Singapore Airlines Ltd.	2,710,400	23,190,804
Singapore Exchange Ltd.	3,963,800	22,207,071
Singapore Press Holdings Ltd.[a]	6,794,750	20,525,044
Singapore Technologies Engineering Ltd.	7,623,000	18,262,758
Singapore Telecommunications Ltd.	39,300,885	112,868,878
StarHub Ltd.	2,809,200	6,918,234
Suntec REIT[a]	12,065,100	15,125,697
United Overseas Bank Ltd.	6,253,600	86,542,137
UOL Group Ltd.	2,371,600	10,834,139
Wilmar International Ltd.	9,424,500	26,014,579
Yangzijiang Shipbuilding Holdings Ltd.[a]	9,093,500	6,698,088

		856,994,679
SPAIN — 3.19%
Abertis Infraestructuras SA	2,574,786	43,424,462
ACS Actividades de Construccion y Servicios SA	970,370	32,092,042
Aena SAb,d	336,720	48,034,209
Amadeus IT Holding SA Class A	2,184,183	99,415,680
Banco Bilbao Vizcaya Argentaria SA	31,966,611	219,055,217
Banco de Sabadell SA	25,002,632	47,794,736
Banco de Sabadell SA New[b]	726,643	1,389,042
Banco Popular Espanol SAa	8,670,133	23,584,538
Banco Santander SA	70,773,925	358,370,125
Bankia SA	22,817,074	21,246,554

Security	Shares	Value

Bankinter SA	3,372,565	$25,710,566
CaixaBank SA	13,164,779	39,640,777
Distribuidora Internacional de Alimentacion SAa	3,107,165	17,245,895
Enagas SA	661,825	20,167,146
Endesa SA	1,610,802	33,826,812
Ferrovial SA	2,367,833	50,958,408
Gas Natural SDG SA	1,782,836	37,092,388
Grifols SA	1,462,790	31,824,331
Iberdrola SA	26,551,228	188,666,331
Industria de Diseno Textil SA	5,367,852	172,361,036
International Consolidated Airlines Group SA	4,032,271	31,012,282
Mapfre SA	5,378,918	13,646,041
Red Electrica Corp. SA	383,283	34,228,281
Repsol SA	5,426,380	71,131,833
Telefonica SA	22,129,631	241,346,137
Zardoya Otis SA	904,080	9,598,969

		1,912,863,838
SWEDEN — 2.85%
Alfa Laval AB	1,468,759	23,178,068
Assa Abloy AB	4,899,672	102,849,474
Atlas Copco AB Class A	3,259,034	84,416,514
Atlas Copco AB Class B	1,918,930	46,092,878
Boliden AB	1,338,784	23,363,157
Electrolux AB Class B	1,166,449	33,877,758
Getinge AB Class B	983,189	20,809,789
Hennes & Mauritz AB Class B	4,619,813	164,408,206
Hexagon AB Class B	1,260,902	50,326,374
Husqvarna AB Class B	2,050,480	16,357,935
ICA Gruppen ABa	382,156	12,561,566
Industrivarden AB Class C	747,727	13,626,472
Investment AB Kinnevik Class B	1,140,870	32,850,435
Investor AB Class B	2,230,515	81,936,662
Lundin Petroleum ABa,b	1,074,808	20,149,845
Millicom International Cellular SA SDR	314,799	18,207,248
Nordea Bank AB	14,769,028	143,503,011
Sandvik AB	5,222,177	53,637,902
Securitas AB Class B	1,517,002	23,977,196
Skandinaviska Enskilda Banken AB Class A	7,388,478	70,638,803
Skanska AB Class B	1,838,316	40,467,264
SKF AB Class B	1,924,790	35,484,975

300

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

Svenska Cellulosa AB SCA Class B	2,953,263	$93,098,768
Svenska Handelsbanken AB Class A	7,293,433	97,185,771
Swedbank AB Class A	4,409,393	95,196,214
Swedish Match AB	980,021	31,114,105
Tele2 AB Class B	1,560,559	14,900,538
Telefonaktiebolaget LM Ericsson Class B	14,809,390	119,989,573
Telia Co. AB	12,625,475	60,354,002
Volvo AB Class B	7,507,542	87,966,762

		1,712,527,265
SWITZERLAND — 8.96%
ABB Ltd. Registered	10,705,588	226,509,468
Actelion Ltd. Registered	501,214	81,051,821
Adecco SA Registered	805,121	51,868,776
Aryzta AG	425,017	16,517,353
Baloise Holding AG Registered	240,794	29,819,768
Barry Callebaut AG Registered	11,409	13,414,651
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	4,851	29,708,263
Chocoladefabriken Lindt & Sprungli AG Registered	456	33,392,426
Cie. Financiere Richemont SA Class A Registered	2,542,105	169,208,450
Credit Suisse Group AG Registered	8,732,523	132,741,638
Dufry AG Registered[a,b]	196,733	25,902,665
EMS-Chemie Holding AG Registered	39,882	19,732,956
Galenica AG Registered	20,328	29,733,809
Geberit AG Registered	183,859	70,647,125
Givaudan SA Registered	45,676	90,065,352
Julius Baer Group Ltd.	1,089,545	46,616,839
Kuehne + Nagel International AG Registered	257,576	37,138,240
LafargeHolcim Ltd. Registered	2,212,684	112,123,174
Lonza Group AG Registered	259,581	43,222,877
Nestle SA Registered	15,535,118	1,158,853,351
Novartis AG Registered	11,072,574	845,605,025
Pargesa Holding SA Bearer	145,468	10,115,224
Partners Group Holding AG	81,312	33,508,858
Roche Holding AG	3,421,880	865,733,855

301

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

BT Group PLC	41,189,833	$267,422,565
Bunzl PLC	1,610,570	48,106,648
Burberry Group PLC	2,168,923	37,777,591
Capita PLC	3,200,994	46,938,284
Carnival PLC	922,332	45,897,718
Centrica PLC	24,662,445	86,129,247
Cobham PLC	5,480,190	12,363,021
Coca-Cola HBC AGb	967,142	19,834,742
Compass Group PLC	8,025,978	143,321,036
Croda International PLC	668,022	29,465,227
Diageo PLC	12,234,815	330,854,748
Direct Line Insurance Group PLC	6,637,871	35,190,518
Dixons Carphone PLC	4,775,684	29,746,584
easyJet PLC	777,504	16,776,975
Experian PLC	4,740,204	86,868,557
Fresnillo PLC	1,094,668	17,847,848
G4S PLC	7,568,727	20,888,729
GKN PLC	8,185,534	33,418,908
GlaxoSmithKline PLC	23,675,503	506,014,281
Glencore PLC	59,609,577	142,247,745
Hammerson PLC	3,789,160	32,444,100
Hargreaves Lansdown PLC	1,266,846	23,865,639
HSBC Holdings PLC	95,272,126	631,528,141
ICAP PLC	2,717,834	18,652,661
IMI PLC	1,311,642	17,965,330
Imperial Brands PLC	4,668,149	254,285,012
Inmarsat PLC	2,174,139	29,603,630
InterContinental Hotels Group PLC	1,149,275	45,944,736
Intertek Group PLC	784,049	37,408,408
Intu Properties PLC	4,415,090	19,681,119
Investec PLC	2,710,301	20,764,787
ITV PLC	18,660,734	61,560,959
J Sainsbury PLC[a]	6,435,421	27,235,338
Johnson Matthey PLC	949,525	40,157,018
Kingfisher PLC	11,131,817	59,341,208
Land Securities Group PLC	3,849,599	63,836,664
Legal & General Group PLC	28,977,703	94,704,757
Lloyds Banking Group PLC	277,539,300	272,684,883
London Stock Exchange Group PLC	1,538,090	61,127,947
Marks & Spencer Group PLC	7,882,234	48,900,242
Mediclinic International PLC	1,821,597	24,149,556
Meggitt PLC	3,826,104	23,019,174

Security	Shares	Value

Merlin Entertainments PLC[d]	3,388,761	$21,420,520
Mondi PLC	1,780,774	34,121,241
National Grid PLC	18,308,897	261,448,389
Next PLC	706,371	52,617,727
Old Mutual PLC	24,036,353	65,316,177
Pearson PLC	3,981,535	46,952,064
Persimmon PLC	1,504,579	43,794,657
Petrofac Ltd.	1,274,245	15,773,131
Provident Financial PLC	707,141	30,185,879
Prudential PLC	12,548,624	247,704,073
Randgold Resources Ltd.	449,284	44,557,200
Reckitt Benckiser Group PLC	3,104,173	302,577,744
RELX PLC	5,511,404	97,691,299
Rexam PLC	3,348,791	30,660,295
Rio Tinto PLC	6,066,989	204,457,814
Rolls-Royce Holdings PLC	8,959,688	87,872,248
Rolls-Royce Holdings PLC New[b]	636,137,848	931,879
Royal Bank of Scotland Group PLC[b]	16,714,662	56,316,247
Royal Dutch Shell PLC Class A	19,134,246	498,789,856
Royal Dutch Shell PLC Class B	19,355,563	506,402,137
Royal Mail PLC	4,255,756	30,354,617
RSA Insurance Group PLC	4,923,565	33,112,749
SABMiller PLC	4,730,381	290,001,238
Sage Group PLC (The)	5,359,457	46,478,357
Schroders PLC	605,214	22,288,585
Segro PLC	3,573,520	21,865,981
Severn Trent PLC	1,178,983	38,462,369
Shire PLC	2,881,919	179,887,743
Sky PLC	5,035,105	69,223,105
Smith & Nephew PLC	4,358,727	73,811,796
Smiths Group PLC	1,910,658	31,012,086
Sports Direct International PLC[b]	1,316,266	7,427,424
SSE PLC	4,889,032	108,145,411
St. James’s Place PLC	2,566,273	32,593,441
Standard Chartered PLC	15,915,944	128,723,671
Standard Life PLC	9,538,468	45,565,663
Tate & Lyle PLC	2,292,128	19,743,514
Taylor Wimpey PLC	15,846,933	42,783,748
Tesco PLC[b]	39,632,070	99,916,197
Travis Perkins PLC	1,192,942	32,294,574

302

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Security	Shares	Value

TUI AG	2,389,280	$34,685,581
Unilever PLC	6,241,118	279,261,323
United Utilities Group PLC	3,363,510	46,291,129
Vodafone Group PLC	129,266,388	415,082,507
Weir Group PLC (The)	1,027,288	18,058,502
Whitbread PLC	881,345	49,990,739
William Hill PLC	4,248,979	19,463,491
Wm Morrison Supermarkets PLC	10,721,111	30,012,954
Wolseley PLC	1,246,450	69,768,625
Worldpay Group PLC[b,d]	6,816,896	26,652,841
WPP PLC	6,343,850	148,318,068

		11,533,145,043

TOTAL COMMON STOCKS
(Cost: $59,947,116,277)		59,126,418,826

PREFERRED STOCKS — 0.57%

GERMANY — 0.51%
Bayerische Motoren Werke AG	261,119	20,740,678
Fuchs Petrolub SE	348,865	14,926,024
Henkel AG & Co. KGaA	849,567	96,993,731
Porsche Automobil Holding SE	741,552	41,388,151
Volkswagen AG	905,931	131,205,474

		305,254,058
ITALY — 0.06%
Intesa Sanpaolo SpA	5,640,657	14,833,361
Telecom Italia SpA/Milano	29,599,680	23,222,854

		38,056,215

TOTAL PREFERRED STOCKS
(Cost: $361,564,512)		343,310,273

SHORT-TERM INVESTMENTS — 0.63%

MONEY MARKET FUNDS — 0.63%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	337,693,825	337,693,825
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	18,425,416	18,425,416

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	22,984,586	$22,984,586

		379,103,827

TOTAL SHORT-TERM INVESTMENTS
(Cost: $379,103,827)		379,103,827

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $60,687,784,616)		59,848,832,926
Other Assets, Less Liabilities — 0.36%		215,485,148

NET ASSETS — 100.00%		$60,064,318,074

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

303

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE ETF

April 30, 2016

Open futures contracts as of April 30, 2016 were as follows:

Issue	Number of Contracts Purchased (Sold)	Expiration	Exchange	Notional Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	711	Jun. 2016	Sydney Futures	$70,958,489	$2,263,065
Euro Stoxx 50 Index	5,782	Jun. 2016	Eurex	197,149,156	1,042,403
FTSE 100 Index	1,713	Jun. 2016	Intercontinental	155,882,397	2,877,209
TOPIX Index	977	Jun. 2016	Osaka Securities	121,126,267	(821,432)

Net unrealized appreciation					$5,361,245

See accompanying notes to schedules of investments.

304

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.98%

AUSTRALIA — 7.27%
Alumina Ltd.	640,200	$730,410
Amcor Ltd./Australia	438,416	5,152,490
AMP Ltd.	1,104,488	4,956,195
APA Group	426,828	2,850,172
Aristocrat Leisure Ltd.	204,160	1,558,048
Asciano Ltd.	244,495	1,647,558
ASX Ltd.	71,280	2,378,796
Aurizon Holdings Ltd.	811,008	2,642,792
Boral Ltd.	281,512	1,383,544
Brambles Ltd.	596,112	5,677,439
Caltex Australia Ltd.	102,168	2,534,010
Challenger Ltd./Australia	210,672	1,440,538
Coca-Cola Amatil Ltd.	111,936	734,646
Cochlear Ltd.	21,912	1,806,494
Commonwealth Bank of Australia	647,064	36,487,402
Computershare Ltd.	176,264	1,359,956
Crown Resorts Ltd.	135,608	1,222,208
CSL Ltd.	176,880	14,197,829
DUET Group	858,880	1,474,773
Flight Centre Travel Group Ltd.	20,768	623,028
Goodman Group	669,944	3,522,636
Harvey Norman Holdings Ltd.	68,904	235,577
Healthscope Ltd.	643,632	1,336,031
Iluka Resources Ltd.	158,400	777,278
Incitec Pivot Ltd.	640,552	1,574,056
James Hardie Industries PLC	167,640	2,370,626
LendLease Group	70,488	683,170
Macquarie Group Ltd.	115,280	5,586,473
Medibank Pvt Ltd.	1,028,896	2,465,535
Newcrest Mining Ltd.[a]	293,832	4,253,794
Oil Search Ltd.	513,216	2,753,376
Platinum Asset Management Ltd.	86,504	400,054
Qantas Airways Ltd.	196,165	482,045
QBE Insurance Group Ltd.	257,048	2,187,254
Ramsay Health Care Ltd.	52,624	2,608,393
REA Group Ltd.	20,944	813,876
Santos Ltd.	409,049	1,498,396
Seek Ltd.	121,880	1,522,619
Sonic Healthcare Ltd.	146,080	2,164,961
Sydney Airport	425,040	2,208,955

Security	Shares	Value

Tabcorp Holdings Ltd.	300,784	$1,016,877
Tatts Group Ltd.	281,336	809,425
Telstra Corp. Ltd.	1,610,400	6,587,317
TPG Telecom Ltd.	113,032	923,849
Transurban Group	769,458	6,799,915
Treasury Wine Estates Ltd.	280,338	1,993,921
Vocus Communications Ltd.	169,380	1,115,534
Wesfarmers Ltd.	432,520	14,117,425
Westfield Corp.	747,120	5,758,664
Woolworths Ltd.	171,160	2,888,026

		172,314,386
AUSTRIA — 0.07%
Andritz AG	29,480	1,651,441

		1,651,441
BELGIUM — 1.93%
Anheuser-Busch InBev SA/NV	304,744	37,731,047
Colruyt SA	26,840	1,545,666
Solvay SA	9,504	960,746
Telenet Group Holding NVa	20,680	1,027,965
UCB SA	47,520	3,556,805
Umicore SA	17,952	894,931

		45,717,160
DENMARK — 3.40%
Carlsberg A/S Class B	15,122	1,473,035
Chr Hansen Holding A/S	38,632	2,404,728
Coloplast A/S Class B	42,944	3,220,982
Danske Bank A/S	270,336	7,646,270
DSV A/S	72,976	3,071,409
Genmab A/Sa	20,381	3,020,314
ISS A/S	57,816	2,195,803
Novo Nordisk A/S Class B	742,104	41,443,076
Novozymes A/S Class B	89,144	4,273,172
Pandora A/S	41,726	5,419,378
Vestas Wind Systems A/S	74,256	5,313,550
William Demant Holding A/Sa	9,944	1,022,205

		80,503,922
FINLAND — 0.88%
Elisa OYJ	36,080	1,347,582
Kone OYJ Class B	126,632	5,778,310
Nokia OYJ	2,185,416	12,890,785
Orion OYJ Class B	24,640	859,624

		20,876,301

305

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

FRANCE — 8.05%
Accor SA	79,640	$3,528,677
Aeroports de Paris	11,528	1,451,074
Air Liquide SA	130,152	14,757,882
Airbus Group SE	224,048	14,013,649
Alstom SAa	57,907	1,480,346
Arkema SA	25,608	2,043,722
Atos SE	33,176	2,952,073
Bollore SA	321,024	1,272,189
Bureau Veritas SA	98,120	2,326,301
Capgemini SA	62,040	5,793,316
Carrefour SA	208,824	5,918,421
Christian Dior SE	20,328	3,570,396
Danone SA	222,904	15,616,883
Dassault Systemes	48,576	3,799,973
Essilor International SA	77,352	10,015,673
Eurazeo SA	14,790	1,041,793
Groupe Eurotunnel SE Registered	176,880	2,258,872
Hermes International	10,060	3,583,409
Iliad SA	10,032	2,192,894
Ingenico Group SA	20,592	2,429,259
JCDecaux SA	28,336	1,251,937
Kering	9,856	1,689,334
Klepierre	83,690	3,937,215
L’Oreal SA	96,008	17,423,591
Legrand SA	103,488	5,895,678
LVMH Moet Hennessy Louis Vuitton SE	105,600	17,549,685
Numericable-SFR SA	41,635	1,363,122
Pernod Ricard SA	80,432	8,685,332
Peugeot SAa	167,288	2,692,983
Publicis Groupe SA	71,456	5,289,454
Remy Cointreau SA	9,328	774,363
Safran SA	118,633	8,175,673
Societe BIC SA	10,736	1,524,148
Sodexo SA	35,640	3,599,938
STMicroelectronics NV	155,056	952,610
Thales SA	39,864	3,447,195
Valeo SA	29,832	4,730,569
Zodiac Aerospace	77,440	1,816,048

		190,845,677
GERMANY — 8.93%
adidas AG	79,464	10,248,182

Security	Shares	Value

Axel Springer SE	8,008	$447,225
Bayer AG Registered	312,752	36,089,690
Beiersdorf AG	38,192	3,427,716
Brenntag AG	58,696	3,442,717
Continental AG	41,624	9,143,878
Daimler AG Registered	126,984	8,826,817
Deutsche Boerse AG	72,776	5,975,645
Deutsche Lufthansa AG Registered	88,616	1,376,290
Deutsche Telekom AG Registered	1,227,072	21,481,940
Deutsche Wohnen AG Bearer	128,568	3,938,343
Fraport AG Frankfurt Airport Services Worldwide	16,280	985,643
Fresenius Medical Care AG & Co. KGaA	83,072	7,207,345
Fresenius SE & Co. KGaA	144,848	10,538,068
GEA Group AG	69,168	3,207,680
HeidelbergCement AG	55,176	4,903,362
Henkel AG & Co. KGaA	38,984	3,961,821
HUGO BOSS AG	25,256	1,610,941
Infineon Technologies AG	425,656	6,057,496
Lanxess AG	35,288	1,845,646
Linde AG	69,960	10,689,161
MAN SE	13,552	1,470,688
Merck KGaA	48,928	4,599,175
Osram Licht AG	34,408	1,796,073
ProSiebenSat.1 Media SE Registered	82,808	4,222,459
QIAGEN NVa	82,456	1,848,209
SAP SE	373,120	29,196,742
Symrise AG	46,728	3,096,661
Telefonica Deutschland Holding AG	279,928	1,421,608
ThyssenKrupp AG	139,656	3,248,684
United Internet AG Registered[b]	46,376	2,264,631
Vonovia SE	62,582	2,106,266
Zalando SEa,c	32,560	1,079,247

		211,756,049
HONG KONG — 3.06%
AIA Group Ltd.	4,540,800	27,336,585
ASM Pacific Technology Ltd.	88,000	635,281
Cheung Kong Infrastructure Holdings Ltd.	264,000	2,496,313

306

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

Cheung Kong Property Holdings Ltd.	1,012,000	$6,946,965
Galaxy Entertainment Group Ltd.	880,000	2,972,207
Henderson Land Development Co. Ltd.	440,300	2,752,868
HKT Trust & HKT Ltd.	968,000	1,402,609
Hong Kong & China Gas Co. Ltd.	2,640,944	4,929,726
Hong Kong Exchanges and Clearing Ltd.	431,200	10,911,741
Li & Fung Ltd.[d]	704,400	436,777
Link REIT	880,000	5,348,837
Melco Crown Entertainment Ltd. ADR[d]	35,640	527,472
MGM China Holdings Ltd.	352,000	494,612
MTR Corp. Ltd.	264,000	1,306,863
Shangri-La Asia Ltd.	528,666	646,759
Techtronic Industries Co. Ltd.	528,000	1,984,118
WH Group Ltd.[a,c]	792,000	641,180
Wynn Macau Ltd.	563,200	805,899

		72,576,812
IRELAND — 0.94%
Bank of Ireland[a]	10,316,328	3,131,187
CRH PLC	309,232	8,985,514
Kerry Group PLC Class A	59,664	5,321,334
Paddy Power Betfair PLC	30,473	4,085,306
Ryanair Holdings PLC ADR	9,921	803,105

		22,326,446
ISRAEL — 0.65%
Azrieli Group Ltd.	14,520	577,299
Check Point Software Technologies Ltd.[a,d]	25,520	2,114,842
Mobileye NVa,d	30,624	1,168,306
NICE-Systems Ltd.	21,296	1,371,616
Taro Pharmaceutical Industries Ltd.[a,d]	2,728	381,211
Teva Pharmaceutical Industries Ltd.	172,572	9,713,966

		15,327,240
ITALY — 1.56%
Atlantia SpA	103,488	2,882,648
EXOR SpA	41,712	1,567,014
Ferrari NVa	47,608	2,144,033

Security	Shares	Value

Fiat Chrysler Automobiles NVd	341,924	$2,745,273
Finmeccanica SpA[a]	116,955	1,477,516
Intesa Sanpaolo SpA	4,808,144	13,326,952
Luxottica Group SpA	65,472	3,567,194
Prysmian SpA	74,008	1,745,312
Saipem SpA[a]	2,370,666	1,134,971
Telecom Italia SpA/Milano[a]	1,597,050	1,554,803
UniCredit SpA	906,224	3,502,020
Unione di Banche Italiane SpA	342,760	1,453,331

		37,101,067
JAPAN — 23.07%
ABC-Mart Inc.	8,800	588,887
Acom Co. Ltd.[a]	158,400	861,618
Aeon Co. Ltd.	123,200	1,892,417
AEON Financial Service Co. Ltd.	35,200	814,573
Aeon Mall Co. Ltd.	26,410	377,903
Air Water Inc.	54,000	840,824
Ajinomoto Co. Inc.	209,000	4,990,841
Alps Electric Co. Ltd.	70,400	1,309,370
ANA Holdings Inc.	440,000	1,266,601
Asahi Group Holdings Ltd.	149,600	4,906,270
ASICS Corp.	61,600	1,272,934
Astellas Pharma Inc.	792,000	11,081,116
Bandai Namco Holdings Inc.	70,400	1,539,661
Benesse Holdings Inc.	17,600	510,753
Calbee Inc.	26,400	1,067,153
Casio Computer Co. Ltd.[d]	79,200	1,565,568
Central Japan Railway Co.	54,500	9,899,598
Chugai Pharmaceutical Co. Ltd.	88,000	3,092,481
Credit Saison Co. Ltd.	61,600	1,173,333
Dai-ichi Life Insurance Co. Ltd. (The)	202,400	2,589,706
Daicel Corp.	110,000	1,423,898
Daikin Industries Ltd.	88,000	7,306,809
Daito Trust Construction Co. Ltd.	26,400	3,823,244
Denso Corp.	184,800	7,342,257
Dentsu Inc.	79,200	4,197,056
Don Quijote Holdings Co. Ltd.	44,000	1,634,656
East Japan Railway Co.	126,200	11,587,353
Fast Retailing Co. Ltd.	19,800	5,400,841
Fuji Electric Co. Ltd.	176,000	781,345
Fuji Heavy Industries Ltd.	220,000	7,640,731
Fujitsu Ltd.	704,000	2,571,365

307

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

GungHo Online Entertainment Inc.[d]	149,600	$402,681
Hakuhodo DY Holdings Inc.	88,000	1,034,665
Hamamatsu Photonics KK	52,800	1,522,389
Hankyu Hanshin Holdings Inc.	176,000	1,143,231
Hikari Tsushin Inc.	8,800	677,714
Hino Motors Ltd.	44,000	444,955
Hirose Electric Co. Ltd.	8,845	1,116,837
Hisamitsu Pharmaceutical Co. Inc.	8,800	430,151
Hitachi Chemical Co. Ltd.	26,400	462,885
Hitachi Metals Ltd.	88,000	937,614
Hoshizaki Electric Co. Ltd.	17,600	1,524,856
Hoya Corp.	158,400	6,308,168
Hulic Co. Ltd.	114,400	1,176,130
IHI Corp.	528,000	1,209,028
Iida Group Holdings Co. Ltd.	52,800	1,031,869
Isetan Mitsukoshi Holdings Ltd.	70,400	779,042
J Front Retailing Co. Ltd.	96,800	1,213,223
Japan Airport Terminal Co. Ltd.[d]	17,600	660,442
Japan Exchange Group Inc.	211,200	3,308,297
Japan Tobacco Inc.	413,600	17,511,173
JGC Corp.	88,000	1,549,530
JTEKT Corp.	79,200	1,059,257
Kajima Corp.	352,000	2,253,563
Kakaku.com Inc.	52,800	983,508
Kaneka Corp.	88,000	766,541
Kansai Paint Co. Ltd.	88,000	1,597,234
Kao Corp.	193,600	11,066,476
Kawasaki Heavy Industries Ltd.	528,000	1,559,400
KDDI Corp.	325,600	9,643,688
Keihan Holdings Co. Ltd.	176,000	1,302,790
Keikyu Corp.	176,000	1,633,422
Keio Corp.	218,059	1,976,889
Keisei Electric Railway Co. Ltd.	88,000	1,252,619
Keyence Corp.	17,687	11,102,004
Kikkoman Corp.	53,000	1,751,063
Kintetsu Group Holdings Co. Ltd.	704,000	2,960,886
Koito Manufacturing Co. Ltd.	44,000	1,990,373
Konami Holdings Corp.	35,200	1,130,072
Konica Minolta Inc.	167,200	1,512,684
Kose Corp.	8,800	843,853
Kubota Corp.	440,000	6,824,431
Kuraray Co. Ltd.	88,000	1,156,391

Security	Shares	Value

Kurita Water Industries Ltd.	26,400	$651,888
Kyowa Hakko Kirin Co. Ltd.	57,000	1,056,947
Kyushu Electric Power Co. Inc.	167,200	1,737,711
Lawson Inc.	12,400	985,093
LIXIL Group Corp.	96,800	2,082,654
M3 Inc.	70,400	1,980,504
Mabuchi Motor Co. Ltd.	17,600	924,454
Makita Corp.	44,000	2,845,740
Marubeni Corp.	316,800	1,735,375
Marui Group Co. Ltd.	88,000	1,392,439
Mazda Motor Corp.	202,400	3,300,031
McDonald’s Holdings Co. Japan Ltd.[d]	17,600	438,869
Medipal Holdings Corp.	26,400	434,017
MEIJI Holdings Co. Ltd.	46,200	3,704,809
Minebea Co. Ltd.	101,000	867,508
Miraca Holdings Inc.	8,800	386,971
Mitsubishi Chemical Holdings Corp.	264,000	1,435,536
Mitsubishi Estate Co. Ltd.	465,000	9,217,861
Mitsubishi Heavy Industries Ltd.	1,144,000	4,250,105
Mitsubishi Logistics Corp.	30,000	425,347
Mitsui Chemicals Inc.	352,000	1,223,833
Mitsui Fudosan Co. Ltd.	355,500	9,054,045
Mixi Inc.	17,600	621,786
MS&AD Insurance Group Holdings Inc.	70,400	1,953,198
Murata Manufacturing Co. Ltd.	74,600	10,315,501
Nabtesco Corp.	44,000	1,031,375
Nagoya Railroad Co. Ltd.	176,000	908,005
NEC Corp.	623,000	1,572,130
Nexon Co. Ltd.	52,800	821,152
NGK Insulators Ltd.	88,000	1,903,192
NGK Spark Plug Co. Ltd.	70,400	1,481,101
NH Foods Ltd.	34,000	772,503
Nidec Corp.	88,000	6,731,903
Nikon Corp.	132,000	1,987,495
Nintendo Co. Ltd.	39,000	5,524,043
Nippon Paint Holdings Co. Ltd.	52,800	1,456,756
Nisshin Seifun Group Inc.	44,000	739,810
Nissin Foods Holdings Co. Ltd.	8,800	417,814
Nitori Holdings Co. Ltd.	26,400	2,536,492
Nitto Denko Corp.	62,400	3,520,224
Nomura Real Estate Master Fund Inc.	1,320	2,096,061

308

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

Nomura Research Institute Ltd.	46,900	$1,705,136
NTT Data Corp.	44,000	2,360,484
NTT Urban Development Corp.	17,600	171,731
Obayashi Corp.	264,000	2,667,265
Obic Co. Ltd.	26,400	1,433,562
Odakyu Electric Railway Co. Ltd.	176,000	1,962,409
Oji Holdings Corp.	264,000	1,117,734
Olympus Corp.	105,600	4,288,350
Omron Corp.	70,400	2,342,390
Ono Pharmaceutical Co. Ltd.	155,500	7,234,721
Oracle Corp. Japan	17,600	972,158
Oriental Land Co. Ltd./Japan	74,000	5,256,320
Otsuka Corp.	17,600	875,106
Panasonic Corp.	536,800	4,988,961
Park24 Co. Ltd.	35,200	1,014,926
Rakuten Inc.	352,000	4,015,290
Recruit Holdings Co. Ltd.	52,800	1,685,238
Rinnai Corp.	8,800	803,552
Rohm Co. Ltd.	17,600	806,019
Ryohin Keikaku Co. Ltd.	8,800	2,029,029
Sanrio Co. Ltd.[d]	8,800	178,147
Santen Pharmaceutical Co. Ltd.	140,800	2,100,255
Secom Co. Ltd.	52,800	4,167,447
Seibu Holdings Inc.	44,000	960,643
Seven & I Holdings Co. Ltd.	281,600	11,956,716
Seven Bank Ltd.	237,600	1,045,933
Shikoku Electric Power Co. Inc.	70,400	894,188
Shimadzu Corp.	88,000	1,393,261
Shimamura Co. Ltd.	8,800	1,219,721
Shimano Inc.	29,700	4,463,536
Shimizu Corp.	264,000	2,425,459
Shin-Etsu Chemical Co. Ltd.	158,400	9,183,188
Shionogi & Co. Ltd.	114,400	6,033,546
Shiseido Co. Ltd.	132,000	3,065,751
SMC Corp./Japan	20,200	5,162,568
SoftBank Group Corp.	360,800	20,192,256
Sohgo Security Services Co. Ltd.	26,400	1,514,987
Sompo Japan Nipponkoa Holdings Inc.	88,000	2,418,468
Sony Corp.	475,200	12,338,012
Sony Financial Holdings Inc.	70,449	915,221
Stanley Electric Co. Ltd.	52,800	1,131,058
Sumitomo Chemical Co. Ltd.	616,000	2,913,183

Security	Shares	Value

Sumitomo Dainippon Pharma Co. Ltd.	61,600	$819,261
Sumitomo Realty & Development Co. Ltd.	133,000	4,033,693
Suntory Beverage & Food Ltd.	52,800	2,363,774
Suruga Bank Ltd.	61,600	1,243,572
Suzuken Co. Ltd./Aichi Japan	8,800	314,594
Suzuki Motor Corp.	140,800	4,046,544
Sysmex Corp.	52,800	3,454,367
Taiheiyo Cement Corp.	440,000	1,200,804
Taisei Corp.	440,000	3,076,032
Taiyo Nippon Sanso Corp.	61,600	591,273
TDK Corp.	52,800	3,247,105
Teijin Ltd.	352,000	1,306,080
Terumo Corp.	114,400	4,517,407
Tobu Railway Co. Ltd.	176,000	924,454
Toho Co. Ltd./Tokyo	44,000	1,155,568
Toho Gas Co. Ltd.	176,000	1,233,703
Tohoku Electric Power Co. Inc.	176,000	2,316,071
Tokyo Electric Power Co. Holdings Inc.[a]	281,600	1,552,820
Tokyo Tatemono Co. Ltd.	35,500	483,752
Tokyu Corp.	264,000	2,341,567
Tokyu Fudosan Holdings Corp.	105,600	748,117
TonenGeneral Sekiyu KK	88,000	861,124
Toray Industries Inc.	528,000	4,573,088
TOTO Ltd.	52,800	1,877,695
Toyo Seikan Group Holdings Ltd.	61,600	1,263,723
Toyo Suisan Kaisha Ltd.	17,600	641,525
Toyota Motor Corp.	360,800	19,065,968
Trend Micro Inc./Japan	26,400	1,032,609
Unicharm Corp.	140,800	3,016,814
USS Co. Ltd.	88,000	1,442,609
West Japan Railway Co.	61,600	3,844,711
Yahoo Japan Corp.	536,800	2,488,460
Yakult Honsha Co. Ltd.	35,200	1,812,720
Yamada Denki Co. Ltd.	249,000	1,279,966
Yamaha Corp.	61,600	1,842,329
Yamaha Motor Co. Ltd.	96,800	1,674,628
Yamato Holdings Co. Ltd.	132,000	2,749,923
Yamazaki Baking Co. Ltd.	27,000	659,134
Yaskawa Electric Corp.	88,000	1,078,256
Yokogawa Electric Corp.	79,200	892,707

		547,157,936

309

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

NETHERLANDS — 4.28%
AerCap Holdings NVa,d	12,056	$482,361
Akzo Nobel NV	93,808	6,649,644
Altice NV Class Aa,d	146,521	2,223,585
Altice NV Class Ba	35,112	536,676
ASML Holding NV	130,504	12,615,494
Gemalto NV	29,832	1,940,746
Heineken Holding NV	38,016	3,138,914
Heineken NV	87,296	8,183,725
Koninklijke Ahold NV	317,680	6,913,238
Koninklijke KPN NV	427,504	1,681,918
Koninklijke Philips NV	359,656	9,886,363
NXP Semiconductors NVa	51,373	4,381,089
OCI NVa	33,000	652,557
Randstad Holding NV	48,136	2,585,992
RELX NV	381,040	6,395,793
TNT Express NVa	189,288	1,718,581
Unilever NV CVA	616,792	27,102,661
Wolters Kluwer NV	114,224	4,348,015

		101,437,352
NEW ZEALAND — 0.17%
Auckland International Airport Ltd.	358,600	1,542,119
Contact Energy Ltd.	156,409	555,594
Ryman Healthcare Ltd.	139,656	872,054
Spark New Zealand Ltd.	441,936	1,146,478

		4,116,245
NORWAY — 0.08%
Orkla ASA	109,736	958,036
Schibsted ASA	20,064	585,299
Schibsted ASA Class Ba	15,488	440,269

		1,983,604
PORTUGAL — 0.08%
Banco Comercial Portugues SA Registered[a,d]	8,708,216	385,992
Jeronimo Martins SGPS SA	97,240	1,591,531

		1,977,523
SINGAPORE — 1.30%
Ascendas REIT	529,627	969,370
CapitaLand Ltd.	985,600	2,280,582
City Developments Ltd.	149,600	928,287
ComfortDelGro Corp. Ltd.	836,000	1,797,582
DBS Group Holdings Ltd.	660,000	7,503,292
Genting Singapore PLC	2,252,800	1,366,044

Security	Shares	Value

Global Logistic Properties Ltd.	1,196,800	$1,705,198
Oversea-Chinese Banking Corp. Ltd.	413,600	2,698,763
Singapore Airlines Ltd.	211,200	1,807,076
Singapore Exchange Ltd.	294,200	1,648,247
Singapore Press Holdings Ltd.	147,000	444,046
Singapore Technologies Engineering Ltd.	607,200	1,454,696
Singapore Telecommunications Ltd.	1,980,000	5,686,396
StarHub Ltd.	228,800	563,467

		30,853,046
SPAIN — 2.43%
Abertis Infraestructuras SA	201,608	3,400,174
ACS Actividades de Construccion y Servicios SA	37,188	1,229,880
Aena SAa,c	25,784	3,678,172
Amadeus IT Holding SA Class A	166,320	7,570,252
Banco Bilbao Vizcaya Argentaria SA	1,234,416	8,458,991
Banco de Sabadell SA	1,929,866	3,689,109
Banco de Sabadell SA New[a]	56,087	107,215
Banco Popular Espanol SA	429,268	1,167,697
Bankinter SA	258,720	1,972,338
CaixaBank SA	656,825	1,977,781
Distribuidora Internacional de Alimentacion SA	229,328	1,272,854
Ferrovial SA	64,680	1,391,986
Grifols SA	113,696	2,473,560
Industria de Diseno Textil SA	415,536	13,342,807
International Consolidated Airlines Group SA	314,248	2,416,888
Red Electrica Corp. SA	34,484	3,079,521
Zardoya Otis SA	37,192	394,882

		57,624,107
SWEDEN — 3.09%
Alfa Laval AB	111,496	1,759,487
Assa Abloy AB	380,688	7,991,057
Atlas Copco AB Class A	255,552	6,619,388
Atlas Copco AB Class B	143,000	3,434,873
Boliden AB	101,024	1,762,973
Electrolux AB Class B	91,432	2,655,505
Getinge AB Class B	76,648	1,622,301
Hennes & Mauritz AB Class B	359,832	12,805,569

310

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

Hexagon AB Class B	98,208	$3,919,775
ICA Gruppen AB	10,208	335,540
Investment AB Kinnevik Class B	88,264	2,541,491
Investor AB Class B	170,808	6,274,532
Lundin Petroleum ABa	84,128	1,577,180
Millicom International Cellular SA SDR	25,520	1,476,018
Securitas AB Class B	117,480	1,856,847
Svenska Cellulosa AB SCA Class B	232,232	7,320,890
Swedish Match AB	75,328	2,391,544
Volvo AB Class B	583,440	6,836,236

		73,181,206
SWITZERLAND — 11.67%
Actelion Ltd. Registered	38,544	6,232,989
Barry Callebaut AG Registered	792	931,230
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	440	2,694,627
Chocoladefabriken Lindt & Sprungli AG Registered	37	2,709,473
Cie. Financiere Richemont SA Class A Registered	197,560	13,150,055
Dufry AG Registered[a,d]	15,202	2,001,557
EMS-Chemie Holding AG Registered	3,080	1,523,933
Galenica AG Registered	1,496	2,188,202
Geberit AG Registered	14,432	5,545,441
Givaudan SA Registered	3,520	6,940,845
Julius Baer Group Ltd.	55,618	2,379,650
Kuehne + Nagel International AG Registered	20,768	2,994,405
LafargeHolcim Ltd. Registered	171,382	8,684,428
Lonza Group AG Registered	19,800	3,296,901
Nestle SA Registered	783,640	58,456,192
Novartis AG Registered	558,360	42,641,578
Partners Group Holding AG	6,248	2,574,815
Roche Holding AG	265,584	67,192,614
Schindler Holding AG Participation Certificates	17,512	3,191,806
Schindler Holding AG Registered	7,040	1,294,890
SGS SA Registered	2,112	4,651,468
Sika AG Bearer	792	3,373,747
Sonova Holding AG Registered	19,888	2,660,033

Security	Shares	Value

Swatch Group AG (The) Bearer[d]	11,968	$4,090,471
Swatch Group AG (The) Registered	17,952	1,200,546
UBS Group AG	1,395,240	24,163,781

		276,765,677
UNITED KINGDOM — 16.07%
Aggreko PLC	94,794	1,509,450
Antofagasta PLC	46,112	326,399
ARM Holdings PLC	532,400	7,311,687
Ashtead Group PLC	191,752	2,549,147
Associated British Foods PLC	134,992	6,059,057
Auto Trader Group PLC[c]	357,942	1,966,311
Babcock International Group PLC	92,974	1,290,473
Barratt Developments PLC	378,136	2,949,687
Berkeley Group Holdings PLC	48,840	2,142,796
British American Tobacco PLC	705,496	43,096,190
BT Group PLC	3,203,904	20,801,158
Bunzl PLC	126,984	3,792,927
Burberry Group PLC	168,256	2,930,628
Capita PLC	251,416	3,686,678
Carnival PLC	71,192	3,542,705
Coca-Cola HBC AGa	75,012	1,538,392
Compass Group PLC	622,776	11,121,000
Croda International PLC	50,776	2,239,636
Diageo PLC	951,632	25,734,101
Dixons Carphone PLC	366,168	2,280,772
easyJet PLC	60,192	1,298,822
Experian PLC	364,672	6,682,947
Fresnillo PLC	82,896	1,351,565
G4S PLC	376,816	1,039,964
GKN PLC	324,808	1,326,087
Hargreaves Lansdown PLC	99,792	1,879,944
Inmarsat PLC	170,192	2,317,378
InterContinental Hotels Group PLC	89,597	3,581,833
Intertek Group PLC	61,336	2,926,452
Investec PLC	70,576	540,713
ITV PLC	1,455,168	4,800,537
Johnson Matthey PLC	73,138	3,093,130
Land Securities Group PLC	148,280	2,458,880
Legal & General Group PLC	1,452,880	4,748,294
London Stock Exchange Group PLC	118,976	4,728,435

311

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH ETF

April 30, 2016

Security	Shares	Value

Mediclinic International PLC	141,630	$1,877,639
Merlin Entertainments PLC[c]	265,324	1,677,126
Mondi PLC	139,656	2,675,935
Next PLC	54,560	4,064,186
Persimmon PLC	115,280	3,355,522
Provident Financial PLC	55,264	2,359,066
Prudential PLC	980,936	19,363,226
Randgold Resources Ltd.	35,155	3,486,455
Reckitt Benckiser Group PLC	240,944	23,485,899
RELX PLC	420,376	7,451,291
SABMiller PLC	367,224	22,513,073
Sage Group PLC (The)	408,760	3,544,854
Schroders PLC	46,288	1,704,676
Severn Trent PLC	31,592	1,030,637
Shire PLC	226,072	14,111,286
Sky PLC	388,960	5,347,459
Smith & Nephew PLC	337,656	5,717,953
Sports Direct International PLC[a]	99,352	560,623
St. James’s Place PLC	196,416	2,494,619
Taylor Wimpey PLC	1,238,424	3,343,513
Tesco PLC[a]	3,085,192	7,778,061
Travis Perkins PLC	93,456	2,529,982
TUI AG	188,496	2,736,428
Unilever PLC	485,232	21,711,900
United Utilities Group PLC	260,568	3,586,131
Whitbread PLC	68,992	3,913,293
Wolseley PLC	96,888	5,423,196
Worldpay Group PLC[a,c]	528,352	2,065,762
WPP PLC	496,056	11,597,700

		381,151,666

TOTAL COMMON STOCKS
(Cost: $2,058,486,357)		2,347,244,863

PREFERRED STOCKS — 0.37%

GERMANY — 0.37%
Fuchs Petrolub SE	25,872	1,106,921
Henkel AG & Co. KGaA	67,936	7,756,147

		8,863,068

TOTAL PREFERRED STOCKS
(Cost: $6,546,299)		8,863,068

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.74%

MONEY MARKET FUNDS — 0.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	15,944,847	$15,944,847
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	869,990	869,990
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	640,277	640,277

		17,455,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,455,114)		17,455,114

TOTAL INVESTMENTS IN SECURITIES — 100.09%
(Cost: $2,082,487,770)		2,373,563,045
Other Assets, Less Liabilities — (0.09)%		(2,141,406)

NET ASSETS — 100.00%		$2,371,421,639

ADR — American Depositary Receipts

SDR — Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	All or a portion of this security represents a security on loan. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

312

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.91%

AUSTRALIA — 5.65%
Abacus Property Group	799,992	$1,935,330
Adelaide Brighton Ltd.	1,542,532	6,086,039
AET&D Holdings No. 1 Pty Ltd.[a]	169,200	1
Ainsworth Game Technology Ltd.	396,202	704,503
ALS Ltd.	1,355,000	4,839,441
Altium Ltd.	275,336	1,292,255
Ansell Ltd.	475,334	7,229,632
APN News & Media Ltd.[a]	3,274,222	1,549,208
ARB Corp. Ltd.[b]	209,212	2,573,722
Ardent Leisure Group	1,364,214	2,259,187
Arrium Ltd.[a,b]	18,421,369	141
Asaleo Care Ltd.	650,400	977,815
Austal Ltd.	800,534	953,047
Australian Agricultural Co. Ltd.[a,b]	1,757,222	1,924,370
Australian Pharmaceutical Industries Ltd.	970,180	1,451,170
Automotive Holdings Group Ltd.	684,004	2,046,231
Aveo Group	1,389,146	3,625,635
AWE Ltd.[a,b]	2,694,622	1,429,199
Beach Energy Ltd.	4,386,134	2,476,987
Bellamy’s Australia Ltd.[b]	172,356	1,324,543
Billabong International Ltd.[a]	623,300	646,913
BlueScope Steel Ltd.	1,585,892	7,830,472
Breville Group Ltd.	331,162	2,079,938
Broadspectrum Ltd.[a]	1,581,556	1,786,308
BT Investment Management Ltd.	432,516	3,264,439
Burson Group Ltd.	508,396	1,932,153
BWP Trust	1,642,260	4,386,519
Cabcharge Australia Ltd.[b]	465,036	1,142,753
Cardno Ltd.[b]	599,952	508,217
carsales.com Ltd.	667,202	5,987,902
Cedar Woods Properties Ltd.	96,476	313,645
Charter Hall Group	536,038	1,959,481
Charter Hall Retail REIT	1,112,184	4,040,114
Cleanaway Waste Management Ltd.	4,696,972	2,831,751
Corporate Travel Management Ltd.[b]	108,400	1,179,665
Costa Group Holdings Ltd.	520,320	1,179,335

Security	Shares	Value

Cover-More Group Ltd.[b]	1,074,244	$1,147,733
Credit Corp. Group Ltd.[b]	203,250	1,569,716
Cromwell Property Group	4,020,494	3,129,606
CSR Ltd.	1,500,798	3,917,043
CuDeco Ltd.[a,b]	409,190	345,062
Dick Smith Holdings Ltd. [a]	732,050	6
Domino’s Pizza Enterprises Ltd.	198,372	9,387,547
Donaco International Ltd.[a]	1,513,806	519,868
Downer EDI Ltd.	1,185,354	3,365,124
DuluxGroup Ltd.	1,091,588	5,331,492
Eclipx Group Ltd.	256,516	579,450
Energy World Corp. Ltd.[a,b]	3,556,412	515,675
ERM Power Ltd.	549,898	600,106
Estia Health Ltd.	283,466	1,250,371
Evolution Mining Ltd.	2,695,908	4,032,470
Fairfax Media Ltd.	6,685,028	4,055,836
FlexiGroup Ltd./Australia	751,754	1,371,146
G8 Education Ltd.[b]	884,544	2,652,907
Gateway Lifestyle	367,785	788,697
GDI Property Group	1,772,340	1,169,966
Genworth Mortgage Insurance Australia Ltd.	545,110	994,242
GrainCorp Ltd. Class A	609,208	3,807,672
Greencross Ltd.[b]	224,388	1,217,529
GUD Holdings Ltd.	292,680	1,907,484
GWA Group Ltd.	853,366	1,504,379
Independence Group NLb	1,383,185	3,230,069
Investa Office Fund	2,009,736	6,395,656
Invocare Ltd.	371,270	3,473,684
IOOF Holdings Ltd.	824,382	5,624,398
IPH Ltd.	207,044	1,093,399
Iress Ltd.	371,270	3,298,017
iSentia Group Ltd.	544,710	1,508,975
Jacana Minerals Ltd.[a,b]	52,407	—
Japara Healthcare Ltd.	539,290	1,164,713
JB Hi-Fi Ltd.	307,856	5,161,640
Karoon Gas Australia Ltd.[a,b]	888,338	989,786
Macquarie Atlas Roads Group	1,091,588	4,056,932
Magellan Financial Group Ltd.	323,574	5,309,115
Mantra Group Ltd.	687,798	1,942,105
Mayne Pharma Group Ltd.[a,b]	1,848,762	1,968,182
McMillan Shakespeare Ltd.	236,312	2,214,594
Metals X Ltd.	1,325,732	1,042,085
Metcash Ltd.[a,b]	2,570,164	3,452,101
Monadelphous Group Ltd.[b]	234,707	1,364,869

313

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Myer Holdings Ltd.[b]	2,378,493	$1,878,678
MYOB Group Ltd.	361,514	938,024
Navitas Ltd.	600,536	2,346,492
NEXTDC Ltd.[a,b]	769,098	1,690,379
Nine Entertainment Co. Holdings Ltd.	1,571,258	1,354,990
Northern Star Resources Ltd.	1,650,932	4,875,848
Nufarm Ltd./Australia	560,970	3,005,293
Orora Ltd.	3,257,962	6,563,870
OZ Minerals Ltd.	852,024	3,823,307
OzForex Group Ltd.[b]	795,114	1,310,669
Pacific Brands Ltd.	3,657,645	3,196,076
Pact Group Holdings Ltd.	509,480	2,014,035
Paladin Energy Ltd.[a,b]	6,460,098	1,306,457
Perpetual Ltd.	120,866	3,943,214
Premier Investments Ltd.	275,878	3,347,528
Primary Health Care Ltd.	1,428,170	3,781,982
Programmed Maintenance Services Ltd.	721,402	806,538
Qube Holdings Ltd.[b]	1,768,546	3,360,669
RCG Corp. Ltd.[b]	863,406	902,705
Regis Healthcare Ltd.	271,000	1,054,750
Regis Resources Ltd.	1,071,072	2,370,428
Retail Food Group Ltd.[b]	449,318	1,885,934
SAI Global Ltd.	660,868	1,840,847
Sandfire Resources NL	529,534	2,396,396
Select Harvests Ltd.	264,696	1,016,074
Seven West Media Ltd.	2,819,484	2,280,791
SG Fleet Group Ltd.	315,986	831,950
Shopping Centres Australasia Property Group	1,351,206	2,412,945
Sigma Pharmaceuticals Ltd.	4,660,933	3,912,691
Sims Metal Management Ltd.	479,670	3,470,251
Sirtex Medical Ltd.	173,982	3,948,711
Southern Cross Media Group Ltd.	1,967,460	1,621,585
Spotless Group Holdings Ltd.	2,517,590	2,488,083
St. Barbara Ltd.[a]	1,358,794	2,405,756
Star Entertainment Grp Ltd. (The)	2,240,086	9,658,800
Steadfast Group Ltd.[b]	2,296,996	3,295,552
Super Retail Group Ltd.	439,562	2,837,923
Syrah Resources Ltd.[a,b]	658,689	2,377,670
Tassal Group Ltd.	943,080	2,806,876
Technology One Ltd.	478,044	1,780,319

Security	Shares	Value

Ten Network Holdings Ltd.[a,b]	1,078,849	$782,158
TFS Corp. Ltd.[b]	1,165,842	1,387,952
Tox Free Solutions Ltd.	590,780	1,302,968
Village Roadshow Ltd.	235,770	946,421
Virtus Health Ltd.	376,148	1,940,508
Western Areas Ltd.[b]	750,128	1,431,151
WorleyParsons Ltd.	689,424	3,677,677

		312,809,429
AUSTRIA — 0.97%
ams AG	198,914	5,260,793
Austria Technologie & Systemtechnik AG	56,368	779,897
BUWOG AG	106,232	2,236,345
CA Immobilien Anlagen AG	205,960	3,934,748
Conwert Immobilien Invest SEa	295,954	4,687,965
EVN AG	81,300	976,331
FACC AGa	38,482	220,377
IMMOFINANZ AGa	1,996,728	4,708,833
Kapsch TrafficCom AG	7,182	246,818
Lenzing AG	23,848	1,848,358
Oesterreichische Post AG	130,223	5,087,535
Palfinger AG	5,420	166,679
RHI AG	112,194	2,413,255
S IMMO AG	674,318	6,618,866
Schoeller-Bleckmann Oilfield Equipment AG	43,949	2,964,344
UNIQA Insurance Group AG	326,284	2,355,863
Wienerberger AG	384,278	7,594,488
Zumtobel Group AG	115,988	1,510,468

		53,611,963
BELGIUM — 1.79%
Ablynx NVa,b	104,344	1,576,939
Ackermans & van Haaren NV	92,140	11,999,045
Aedifica SA	75,035	5,297,421
AGFA-Gevaert NVa	699,180	2,777,994
Barco NV	56,910	3,975,440
Befimmo SA	62,330	4,165,585
Bekaert SAb	108,400	4,769,448
bpost SA	280,214	7,906,429
Cie. d’Entreprises CFE	9,756	968,341
Cofinimmo SA	58,617	7,284,359
D’ieteren SA/NV	65,040	2,880,292
Econocom Group SA/NV	200,239	2,158,124
Elia System Operator SA/NV	110,026	5,690,353

314

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Euronav NV	274,160	$3,014,486
EVS Broadcast Equipment SA	49,322	1,671,849
Exmar NVb	70,810	608,266
Galapagos NVa,b	87,302	3,968,655
Gimv NV	53,658	2,980,672
Intervest Offices & Warehouses NVa	83,076	2,376,873
Ion Beam Applications	49,864	2,053,166
KBC Ancora	93,766	3,310,983
Kinepolis Group NV	20,596	908,200
Melexis NV	39,024	2,155,247
Mobistar SAa	100,270	2,192,950
Ontex Group NV	190,784	5,846,351
Tessenderlo Chemie NVa	132,248	4,545,620
Warehouses De Pauw CVA	24,932	2,270,190

		99,353,278
DENMARK — 1.56%
ALK-Abello A/S	29,890	4,857,246
Alm Brand A/S	277,504	2,062,608
Amagerbanken A/Sa	130,550	—
Ambu A/Sb	61,788	2,129,866
Bang & Olufsen A/Sa,b	178,318	1,934,570
Bavarian Nordic A/Sa	84,552	3,226,828
D/S Norden A/Sa,b	66,666	1,168,499
Dfds A/S	79,674	3,181,663
FLSmidth & Co. A/Sb	147,424	5,726,085
GN Store Nord A/S	474,250	9,326,924
IC Group A/S	28,726	972,519
Jyske Bank A/S Registered	213,548	8,744,614
Matas A/S	78,048	1,489,305
NKT Holding A/S	87,177	4,967,706
PER Aarsleff A/S	51,490	1,422,288
Rockwool International A/S Class B	18,970	3,161,521
Royal Unibrew A/S	151,335	6,837,474
Schouw & Co.	46,070	2,694,028
SimCorp A/S	143,088	6,434,039
Solar A/S Class B	22,246	1,143,401
Spar Nord Bank A/S	198,030	1,615,128
Sydbank A/S	216,258	6,116,710
Topdanmark A/Sa	223,846	5,924,859
TORM PLC[b]	65,040	825,724
Zealand Pharma A/Sa	22,362	443,916

		86,407,521

Security	Shares	Value

FINLAND — 1.39%
Amer Sports OYJ	355,010	$10,498,683
Cargotec OYJ Class B	101,354	3,830,830
Caverion Corp.	363,140	2,661,902
Citycon OYJ	1,794,290	4,549,967
Cramo OYJ	84,552	1,691,823
F-Secure OYJ	88,888	260,628
Ferratum OYJ	22,222	591,758
HKScan OYJ Class A	85,094	307,006
Huhtamaki OYJ	284,008	11,157,392
Kemira OYJ	183,196	2,219,932
Kesko OYJ Class B	157,722	6,302,767
Konecranes OYJ	149,592	3,431,842
Metsa Board OYJ	402,706	2,529,896
Oriola-KD OYJ Class B	169,646	839,393
Outokumpu OYJ[a,b]	756,090	3,171,245
Outotec OYJ[a,b]	490,162	1,952,573
PKC Group OYJ[b]	23,426	421,246
Ramirent OYJ	192,952	1,348,085
Sanoma OYJ	214,632	1,052,147
Sponda OYJ	406,500	1,770,152
Stockmann OYJ Abp Class Ba,b	67,750	470,240
Technopolis OYJ	334,956	1,446,329
Tieto OYJ	202,708	5,323,692
Uponor OYJ	220,052	3,394,931
Valmet OYJ	331,162	4,153,294
YIT OYJ	257,992	1,761,126

		77,138,879
FRANCE — 4.37%
AB Science SAa,b	40,108	865,466
ABC Arbitrage	4,878	33,746
Adocia[a]	9,594	681,725
Air France-KLM[a]	408,668	3,665,906
Akka Technologies	4,788	154,428
Albioma SA	106,774	1,742,683
Alten SA	61,246	3,787,996
Altran Technologies SA	519,778	7,712,467
APERAM SA	137,795	5,417,289
Assystem	7,588	196,936
Axway Software SA	4,878	107,494
Boiron SA	15,730	1,261,144
Bonduelle SCA	8,130	240,242
BOURBON SAb	152,844	2,254,770
Carmat[a,b]	5,870	258,171

315

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Cegedim SAa	2,795	$76,766
Cegid Group SA	14,092	997,468
Cellectis SAa,b	63,894	1,772,443
Coface SAa	239,022	1,929,760
DBV Technologies SAa,b	57,452	3,929,074
Derichebourg SA	569,645	1,813,790
Eiffage SA	162,600	12,930,214
Elior Group[c]	187,390	4,029,622
Elis SA	175,608	3,225,160
Esso SA Francaise[a]	2,678	121,463
Etablissements Maurel et Prom[a,b]	418,604	1,682,862
Euler Hermes Group	37,398	3,555,204
Eurofins Scientific SE	28,887	10,721,424
Europcar Groupe SAa,b,c	219,510	2,546,841
Faiveley Transport SA	8,672	943,585
Faurecia	179,944	7,433,982
FFP	17,886	1,382,171
GameLoft SEa,b	265,754	2,252,421
Gaztransport Et Technigaz SA	69,376	2,574,894
Genfit[a,b]	51,490	1,758,901
GL Events	3,794	72,917
Groupe Fnac SAa	32,520	1,878,354
Guerbet	17,344	1,141,241
Haulotte Group SA	169,104	2,643,775
Havas SA	439,208	3,676,265
ID Logistics Group[a]	4,806	577,978
Innate Pharma SAa	124,660	1,804,730
Interparfums SA	4,274	113,080
Ipsen SA	87,804	5,314,927
IPSOS	104,064	3,098,931
Jacquet Metal Service	151,783	2,257,372
Korian SA	100,812	3,176,441
LISI	26,016	744,637
Manitou BF SA	9,214	160,198
Marie Brizard Wine & Spirits SAa	95,934	1,838,258
Mercialys SA	81,300	1,811,589
Mersen	28,726	459,960
Metropole Television SA	140,920	2,673,635
Naturex[a,b]	17,886	1,507,749
Neopost SA	46,368	1,135,440
Nexans SAa	87,262	4,062,784
Nexity SA	102,982	5,523,616
Oeneo SA	17,886	148,317

Security	Shares	Value

Orpea	149,081	$12,295,696
Parrot SAa,b	44,192	888,804
Pierre & Vacances SAa	9,214	360,921
Plastic Omnium SA	175,609	5,816,786
Rallye SAb	64,466	1,240,446
Rubis SCA	102,980	8,039,341
Saft Groupe SA	124,345	3,865,237
Sartorius Stedim Biotech	8,672	3,312,479
SEB SA	81,976	9,189,128
Seche Environnement SA	2,168	77,473
Societe Television Francaise 1	332,246	3,993,744
Sopra Steria Group	41,192	4,788,692
SPIE SAa	146,664	2,889,282
Ste Industrielle d’Aviation Latecoere SAa	67,618	277,258
Synergie SA	4,336	130,910
Tarkett SA	50,948	1,663,068
Technicolor SA Registered	1,157,170	7,938,930
Teleperformance	176,692	15,866,128
Trigano SA	24,390	1,430,276
UBISOFT Entertainment[a]	271,000	7,874,586
Vallourec SAb	924,435	4,801,663
Vicat SA	40,650	2,830,754
Vilmorin & Cie SA	3,794	271,634
Virbac SAb	10,840	1,977,803

		241,701,741
GERMANY — 5.78%
Aareal Bank AG	136,584	4,852,657
ADLER Real Estate AGa	49,322	653,318
ADO Properties SAa,c	49,322	1,624,114
ADVA Optical Networking SEa	98,102	1,045,183
Alstria office REIT AG	303,679	4,260,777
Amadeus Fire AG	13,008	977,057
AURELIUS SE & Co KGaA	55,284	3,306,544
Aurubis AG	114,904	6,236,114
Bauer AG	18,428	300,979
BayWa AGb	5,420	189,338
Bechtle AG	36,856	3,849,825
Bertrandt AGb	24,053	2,778,326
Bijou Brigitte AG	2,168	140,073
Bilfinger SE	84,010	3,662,645
Borussia Dortmund GmbH & Co. KGaA	387,530	1,740,808
BRAAS Monier Building Group SA	27,100	753,005

316

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

CANCOM SEb	49,864	$2,544,612
Carl Zeiss Meditec AG Bearer	91,056	2,970,727
CENTROTEC Sustainable AG	52,032	861,145
CompuGroup Medical SE	67,750	2,661,592
CTS Eventim AG & Co. KGaA	124,118	4,348,628
Delticom AGb	26,016	477,206
Deutsche Euroshop AG	108,942	5,077,786
Deutsche Pfandbriefbank AGa,c	299,184	3,152,566
DEUTZ AG	368,212	1,879,235
Dialog Semiconductor PLC[a]	203,250	7,062,917
DMG Mori AG	171,272	8,207,597
Draegerwerk AG & Co. KGaA	11,924	725,741
Drillisch AGb	134,416	5,547,707
Duerr AG	79,674	6,380,520
ElringKlinger AG	104,606	2,560,349
Evotec AGa	276,962	1,102,333
Freenet AG	383,736	11,721,780
Gerresheimer AG	100,812	7,498,295
Gesco AG	13,550	1,132,457
GFT Technologies SE	13,008	318,981
Grammer AG	17,344	671,435
Grand City Properties SA	215,174	4,754,009
GRENKELEASING AG	19,512	3,848,336
Heidelberger Druckmaschinen AGa,b	879,666	1,982,809
Indus Holding AG	52,574	2,677,186
Init Innovation In Traffic Systems AGb	26,086	424,262
Jenoptik AG	112,194	1,754,686
KION Group AG	180,486	9,835,715
Kloeckner & Co. SEb	340,531	3,968,525
Krones AG	42,276	4,819,806
KUKA AGb	84,010	8,278,838
KWS Saat SE	4,336	1,503,279
LEG Immobilien AG	184,280	17,056,162
LEONI AGb	84,552	3,047,120
Manz AGa,b	9,756	409,361
MLP AG	316,090	1,232,362
MorphoSys AGa,b	69,376	3,472,392
MTU Aero Engines AG	164,226	15,502,885
Nemetschek SE	44,986	2,514,405
Nordex SEa,b	195,662	5,479,278
NORMA Group SE	95,934	4,934,619
OHB SEb	3,252	71,700
PATRIZIA Immobilien AGa	157,329	3,645,379

Security	Shares	Value

Pfeiffer Vacuum Technology AG	30,894	$3,321,182
QSC AGb	556,634	863,867
R Stahl AGb	20,596	699,904
Rational AG	8,130	4,128,338
Rheinmetall AG	127,912	10,009,149
RHOEN-KLINIKUM AG	217,884	6,771,629
RIB Software AGb	72,628	767,376
SAF-Holland SA	148,508	1,748,562
Salzgitter AG	113,820	3,852,898
SGL Carbon SEa,b	133,332	1,559,950
Sixt SE	34,688	2,008,345
SLM Solutions Group AGa,b	27,100	769,456
SMA Solar Technology AGa,b	34,146	1,808,796
Software AG	191,326	7,312,539
STADA Arzneimittel AG	175,608	7,451,960
STRATEC Biomedical AG	11,924	683,404
Stroeer SE & Co. KGaA[b]	77,506	3,817,172
Suedzucker AG	228,182	4,024,761
TAG Immobilien AG	306,230	4,066,834
Takkt AG	83,468	1,744,700
TLG Immobilien AG	170,188	3,599,285
Vossloh AGa	40,185	2,782,264
VTG AGb	11,382	352,634
Wacker Chemie AG	48,238	4,626,029
Wacker Neuson SE	76,422	1,293,692
Wincor Nixdorf AGa	87,262	5,102,217
Wirecard AGb	366,999	15,853,202
XING AG	13,550	2,570,027
zooplus AGa	11,924	1,673,000

		319,750,658
HONG KONG — 2.38%
Bright Smart Securities & Commodities Group Ltd.	2,168,000	612,066
Brightoil Petroleum Holdings Ltd.[b]	8,989,512	2,862,385
Cafe de Coral Holdings Ltd.	2,168,000	6,553,860
Cash Financial Services Group Ltd.[a]	6,504,000	310,225
Champion REIT	11,695,000	6,271,748
China Financial International Investments Ltd.[a,b]	5,420,000	461,146
China LNG Group Ltd.[b]	54,200,000	1,921,441
China Soft Power Technology Holdings Ltd.[a]	15,176,000	547,785
China Strategic Holdings Ltd.[a,b]	45,310,000	1,360,959

317

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Chow Sang Sang Holdings International Ltd.[b]	1,084,000	$1,760,738
Citic Telecom International Holdings Ltd.	4,336,000	1,805,456
CK Life Sciences International Holdings Inc.[b]	14,366,000	1,370,448
CSI Properties Ltd.[b]	30,710,000	934,301
Dah Sing Banking Group Ltd.[b]	1,084,000	1,934,017
Dah Sing Financial Holdings Ltd.	433,600	2,970,897
Daohe Global Group Ltd.	10,840,000	1,076,007
Emperor Capital Group Ltd.[b]	9,684,000	861,388
Emperor Watch & Jewellery Ltd.[a,b]	16,260,000	373,109
Enerchina Holdings Ltd.[a]	14,448,000	596,009
Esprit Holdings Ltd.[a,b]	5,697,300	4,994,281
FIH Mobile Ltd.[b]	7,375,000	3,165,930
Freeman Financial Corp. Ltd.[a]	10,840,000	593,900
G-Resources Group Ltd.	87,911,400	2,017,252
GCL New Energy Holdings Ltd.[a,b]	15,996,000	793,902
Giordano International Ltd.	5,420,000	2,452,457
Global Brands Group Holding Ltd.[a]	16,650,000	1,974,682
Great Eagle Holdings Ltd.	542,000	2,200,923
Guotai Junan International Holdings Ltd.[b]	8,672,000	2,906,616
Haier Healthwise Holdings Ltd.[a,b]	8,548,000	336,093
Haitong International Securities Group Ltd.[b]	5,420,000	3,137,189
Hang Fat Ginseng Holdings Co. Ltd.[b]	11,190,000	124,058
HKBN Ltd.	2,439,000	3,005,832
Hopewell Holdings Ltd.	1,626,000	5,491,827
Hutchison Telecommunications Hong Kong Holdings Ltd.	7,588,000	2,660,671
Hybrid Kinetic Group Ltd.[a,b]	38,340,000	1,201,029
IGG Inc.[b]	1,626,000	708,488
IT Ltd.[b]	1,084,000	268,303
Johnson Electric Holdings Ltd.	1,441,250	4,263,998
Kerry Logistics Network Ltd.	1,355,000	1,910,960
KuangChi Science Ltd.[a,b]	3,794,000	1,819,430
Lai Sun Development Co. Ltd.[b]	69,257,665	1,035,669

Security	Shares	Value

Landing International Development Ltd.[a,b]	42,750,000	$1,228,955
Luk Fook Holdings International Ltd.[b]	1,084,000	2,473,418
Man Wah Holdings Ltd.	1,951,200	2,278,899
Mason Financial Holdings Ltd.[a,b]	32,520,000	1,341,515
Mei Ah Entertainment Group Ltd.[a]	3,100,000	235,781
Melco International Development Ltd.[b]	2,710,000	3,112,734
Midland Holdings Ltd.[a,b]	4,336,000	1,380,643
Newocean Energy Holdings Ltd.	3,252,000	1,110,942
Orient Overseas International Ltd.[b]	542,000	2,064,675
Pacific Textiles Holdings Ltd.[b]	1,084,000	1,397,411
Playmates Toys Ltd.[b]	2,168,000	572,939
Prosperity REIT	6,837,000	2,661,752
Realord Group Holdings Ltd.[a,b]	1,084,000	494,684
Sa Sa International Holdings Ltd.[b]	2,168,000	665,168
Samson Holding Ltd.	4,685,000	537,520
Shun Tak Holdings Ltd.	4,336,000	1,447,718
Sincere Watch Hong Kong Ltd.[a,b]	5,420,000	370,314
Singamas Container Holdings Ltd.	5,066,000	542,049
SITC International Holdings Co. Ltd.[b]	3,071,000	1,662,739
SmarTone Telecommunications Holdings Ltd.	1,004,000	1,661,857
Summit Ascent Holdings Ltd.[a,b]	2,168,000	466,735
Suncorp Technologies Ltd.[a,b]	32,100,000	521,399
Television Broadcasts Ltd.	583,100	2,179,897
Texwinca Holdings Ltd.	2,168,000	2,112,886
Town Health International Medical Group Ltd.[b]	10,840,000	2,040,221
Trinity Ltd.[b]	4,336,000	452,761
Truly International Holdings Ltd.	3,252,000	1,274,439
United Laboratories International Holdings Ltd. (The)[a]	1,084,000	452,761
Value Partners Group Ltd.[b]	2,710,000	2,602,679
VST Holdings Ltd.	3,516,000	806,796
VTech Holdings Ltd.[b]	542,000	5,603,620

318

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Winshine Science Co. Ltd.[a,b]	6,480,000	$250,606
Xinyi Glass Holdings Ltd.[b]	5,420,000	3,710,127
Yuan Heng Gas Holdings Ltd.[a]	2,168,000	162,100

		131,526,215
IRELAND — 0.90%
C&C Group PLC	1,131,696	5,084,943
FBD Holdings PLC[a]	182,220	1,335,716
Glanbia PLC	519,236	9,788,872
Hibernia REIT PLC	954,462	1,409,125
Irish Continental Group PLC	429,806	2,535,232
Kingspan Group PLC	372,354	9,808,935
Origin Enterprises PLC	190,784	1,344,300
Permanent TSB Group Holdings PLC[a]	453,382	1,419,714
Smurfit Kappa Group PLC	652,026	17,288,364

		50,015,201
ISRAEL — 1.20%
Africa Israel Properties Ltd.	71,342	1,041,316
Airport City Ltd.[a]	278,017	2,741,808
Alony Hetz Properties & Investments Ltd.	223,537	1,839,202
Amot Investments Ltd.	330,621	1,205,560
B Communications Ltd.	30,352	847,335
Bayside Land Corp.	2,710	946,776
Caesarstone Sdot-Yam Ltd.[a]	20,596	762,670
Cellcom Israel Ltd.[a,b]	166,394	1,258,041
Clal Insurance Enterprises Holdings Ltd.[a,b]	27,150	335,547
CyberArk Software Ltd.[a]	18,428	752,600
Delek Automotive Systems Ltd.	86,993	808,982
Elbit Systems Ltd.	62,330	6,242,185
Electra Ltd./Israel	7,720	1,038,089
First International Bank of Israel Ltd.[b]	117,072	1,473,868
Frutarom Industries Ltd.	132,790	6,812,936
Gazit-Globe Ltd.[b]	194,725	1,811,869
Harel Insurance Investments & Financial Services Ltd.[b]	214,632	854,503
IDI Insurance Co. Ltd.	4,878	256,414
Israel Discount Bank Ltd. Class Aa	2,884,524	4,833,944
Ituran Location and Control Ltd.[b]	115,988	2,452,451
Jerusalem Oil Exploration[a]	71,779	2,976,919
Kornit Digital Ltd.[a,b]	35,772	362,370

Security	Shares	Value

Matrix IT Ltd.[b]	252,766	$1,733,640
Melisron Ltd.[b]	76,082	2,967,870
Menorah Mivtachim Holdings Ltd.[a]	84,010	738,703
Naphtha Israel Petroleum Corp. Ltd.[a]	350,675	1,797,295
Neuroderm Ltd.[a]	19,170	327,999
Norstar Holdings Inc.[b]	61,848	1,021,051
Oil Refineries Ltd.[a,b]	2,711,626	980,762
Partner Communications Co. Ltd.[a]	228,724	1,188,200
Paz Oil Co. Ltd.	14,184	2,212,818
Phoenix Holdings Ltd. (The)[a]	71,002	186,650
Plasson Industries Ltd.	42,276	1,142,839
Plus500 Ltd.	219,510	1,893,991
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	40,731	1,670,708
Sapiens International Corp. NV	53,658	660,428
Shikun & Binui Ltd.[b]	475,098	918,247
Shufersal Ltd.	350,132	1,190,402
Strauss Group Ltd.[b]	101,896	1,616,686
Tower Semiconductor Ltd.[a,b]	182,803	2,212,252
Wix.com Ltd.[a]	9,062	224,013

		66,339,939
ITALY — 3.92%
A2A SpA	4,021,640	5,739,304
ACEA SpA	118,156	1,737,636
Actelios SpA	165,310	183,658
Amplifon SpA	108,400	997,592
Anima Holding SpA[c]	523,572	3,705,978
Ansaldo STS SpA	318,866	3,871,258
Ascopiave SpA	28,726	78,568
Astaldi SpA[b]	109,484	536,952
Autogrill SpA[a]	482,380	4,085,691
Azimut Holding SpA	306,526	7,716,725
Banca Generali SpA	190,784	5,666,077
Banca IFIS SpA	42,818	1,225,058
Banca Mediolanum SpA	746,334	6,141,833
Banca Monte dei Paschi di Siena SpA[a,b]	7,534,884	6,097,148
Banca Popolare dell’Emilia Romagna SC	1,398,360	8,176,223
Banca Popolare di Milano Scarl	10,524,126	7,979,617

319

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Banca Popolare di Sondrio Scarl	1,406,490	$5,248,386
Beni Stabili SpA SIIQ	4,569,787	3,386,400
BI Esse SpA/Fossano	41,192	626,068
Brembo SpA	77,506	4,164,269
Buzzi Unicem SpA[b]	294,306	5,575,356
Cairo Communication SpA	28,184	157,142
Cerved Information Solutions SpA	360,430	2,900,048
CIR-Compagnie Industriali Riunite SpA[a]	2,831,510	3,534,944
COFIDE SpA[a]	295,932	144,086
Credito Emiliano SpA	60,162	434,456
Credito Valtellinese SCa	3,421,104	2,668,403
Danieli & C Officine Meccaniche SpA RSP	240,648	3,913,890
Datalogic SpA	28,726	523,131
Davide Campari-Milano SpA	1,092,672	10,550,071
De’ Longhi SpA	152,844	3,520,452
DiaSorin SpA	77,506	4,527,344
Ei Towers SpA	36,856	2,161,306
Engineering Ingegneria Informatica SpA	4,336	327,772
ERG SpA	239,701	3,116,045
Esprinet SpA	39,024	340,808
Fincantieri SpA[a,b]	1,390,772	573,451
FinecoBank Banca Fineco SpA	388,076	3,115,823
Geox SpA[a,b]	44,986	144,990
Gruppo Editoriale L’Espresso SpA[a]	1,001,306	1,070,007
Hera SpA	2,403,237	7,228,186
Industria Macchine Automatiche SpA	20,596	1,200,711
Infrastrutture Wireless Italiane SpA[a,c]	410,836	2,106,185
Interpump Group SpA	224,930	3,238,327
Iren SpA	1,230,340	2,275,808
Italcementi SpA	463,952	5,505,171
Italmobiliare SpA	11,376	495,121
Juventus Football Club SpA[a,b]	6,122,432	1,794,454
La Doria SpA	27,642	402,079
Maire Tecnimont SpA[a]	451,486	1,369,305
MARR SpA	260,702	5,306,031
Mediaset SpA	2,121,388	9,548,841
Moleskine SpA[b]	269,916	622,006

Security	Shares	Value

Moncler SpA	328,994	$5,335,673
Newron Pharmaceuticals SpA[a,b]	27,100	489,129
OVS SpA[a,c]	207,586	1,355,223
Piaggio & C SpA[b]	439,020	971,973
RAI Way SpA[c]	150,676	759,337
Recordati SpA	386,988	9,835,418
Reply SpA	33,195	4,725,870
Rizzoli Corriere Della Sera Mediagroup SpA[a,b]	722,906	466,153
Safilo Group SpA[a,b]	52,832	465,935
Salini Impregilo SpA	592,406	2,593,272
Salvatore Ferragamo SpA	160,432	3,713,602
Saras SpA[a]	754,372	1,313,310
Societa Cattolica di Assicurazioni Scrl	485,632	3,373,464
Sogefi SpA[a]	358,804	655,064
Tod’s SpA[b]	40,108	2,770,042
Trevi Finanziaria Industriale SpA[b]	363,140	585,618
Unipol Gruppo Finanziario SpA	1,220,584	5,228,502
Vittoria Assicurazioni SpA	10,298	104,915
Yoox Net-A-Porter Group SpA[a,b]	159,348	4,664,934

		217,163,625
JAPAN — 30.74%
77 Bank Ltd. (The)	1,084,000	3,941,081
Accordia Golf Co. Ltd.	271,000	2,624,010
Achilles Corp.	1,084,000	1,408,253
Activia Properties Inc.	1,626	8,783,850
Adastria Co. Ltd.	139,280	4,790,414
ADEKA Corp.	325,200	4,732,337
Aderans Co. Ltd.	214,600	1,115,170
Advance Residence Investment Corp.	3,794	10,347,112
Advantest Corp.	433,600	4,295,677
Adways Inc.[b]	162,600	1,077,465
Aeon Delight Co. Ltd.	54,200	1,545,025
AEON REIT Investment Corp.	2,710	3,411,720
Ai Holdings Corp.	160,400	4,744,764
Aica Kogyo Co. Ltd.	162,600	3,777,967
Aida Engineering Ltd.	216,800	2,058,683
Aiful Corp.[a,b]	867,200	3,120,445
Ain Holdings Inc.	54,200	2,705,061
Airport Facilities Co. Ltd.	216,800	984,764
Akebono Brake Industry Co. Ltd.[a,b]	307,100	818,015

320

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Alpine Electronics Inc.	161,400	$2,071,145
Amano Corp.	108,400	1,829,715
Anicom Holdings Inc.[b]	54,200	1,334,801
Anritsu Corp.	379,400	2,329,696
Aoyama Trading Co. Ltd.	162,600	6,261,152
Arcs Co. Ltd.	54,200	1,304,913
Ardepro Co. Ltd.	640,200	706,048
Ariake Japan Co. Ltd.	54,200	3,090,051
Asahi Diamond Industrial Co. Ltd.	216,800	2,245,099
Asahi Holdings Inc.	108,400	1,499,435
Asahi Intecc Co. Ltd.	108,400	5,379,728
Asatsu-DK Inc.	108,400	2,778,006
Ashikaga Holdings Co. Ltd.	431,400	1,314,420
ASKA Pharmaceutical Co. Ltd.[b]	108,400	1,430,542
ASKUL Corp.	54,200	2,193,430
Asukanet Co. Ltd.[b]	54,200	653,470
Autobacs Seven Co. Ltd.	216,800	3,829,637
Avex Group Holdings Inc.	108,400	1,393,056
Awa Bank Ltd. (The)	1,084,000	5,703,930
Azbil Corp.	271,000	7,170,438
Bank of Iwate Ltd. (The)	54,200	2,094,649
Bank of Nagoya Ltd. (The)	1,084,000	3,708,061
Benefit One Inc.	108,400	2,557,144
BIC Camera Inc.	162,600	1,642,793
Broadleaf Co. Ltd.	108,400	1,102,287
Bunka Shutter Co. Ltd.	108,400	944,239
Calsonic Kansei Corp.	542,000	3,885,359
Canon Marketing Japan Inc.	216,800	3,999,843
Capcom Co. Ltd.	216,800	5,134,550
Central Glass Co. Ltd.	542,000	3,125,511
Century Tokyo Leasing Corp.	162,600	5,736,857
Chiyoda Corp.	542,000	4,285,546
Ci:z Holdings Co. Ltd.	108,400	2,253,204
CKD Corp.	162,600	1,389,003
Clarion Co. Ltd.	542,000	1,696,995
Coca-Cola East Japan Co. Ltd.	216,800	4,088,999
Coca-Cola West Co. Ltd.	162,600	4,543,895
COLOPL Inc.	108,400	2,219,771
Colowide Co. Ltd.	108,400	1,800,335
Comforia Residential REIT Inc.	1,084	2,473,054
COMSYS Holdings Corp.	379,400	5,872,110
COOKPAD Inc.[b]	162,600	2,426,956
Cosmo Energy Holdings Co. Ltd.	157,600	2,066,571

Security	Shares	Value

Cosmos Pharmaceutical Corp.[b]	18,000	$3,112,295
CROOZ Inc.[a,b]	54,200	1,164,595
CyberAgent Inc.	162,600	7,902,425
Daido Steel Co. Ltd.	396,000	1,380,513
Daifuku Co. Ltd.	325,200	6,060,552
Daihen Corp.	542,000	2,811,440
Daiichikosho Co. Ltd.	108,400	4,640,142
Daikokutenbussan Co. Ltd.	56,800	2,590,626
Daikyo Inc.	1,084,000	1,783,111
Daio Paper Corp.[b]	379,400	3,868,642
Daiseki Co. Ltd.	108,400	2,074,893
Daishi Bank Ltd. (The)	1,626,000	5,835,637
Daiwa House REIT Investment Corp.	542	2,922,884
Daiwa House Residential Investment Corp.	2,168	5,353,387
Daiwa Office Investment Corp.	1,084	7,031,132
Daiwabo Holdings Co. Ltd.	1,084,000	2,178,233
DCM Holdings Co. Ltd.	325,200	2,501,422
Dena Co. Ltd.	271,000	4,721,193
Denka Co. Ltd.	1,084,000	4,721,193
Descente Ltd.	108,400	1,556,170
Dexerials Corp.[a]	108,400	909,792
DIC Corp.	2,168,000	5,207,496
Digital Garage Inc.	93,400	1,911,734
Dip Corp.	108,400	2,685,811
Disco Corp.	108,400	9,584,224
DMG Mori Co. Ltd.	325,200	3,875,228
Dowa Holdings Co. Ltd.	542,000	3,540,894
Duskin Co. Ltd.	325,200	6,087,907
Ebara Corp.	1,084,000	5,116,314
EDION Corp.[b]	325,200	2,695,943
Euglena Co. Ltd.[a,b]	162,600	2,364,649
Exedy Corp.	162,600	3,945,134
Ezaki Glico Co. Ltd.	116,800	6,102,266
F@N Communications Inc.	108,600	781,551
Fancl Corp.	108,400	1,480,185
Financial Products Group Co. Ltd.	216,800	2,705,061
FP Corp.	54,200	2,449,245
Frontier Real Estate Investment Corp.	1,084	5,511,435
Fudo Tetra Corp.[b]	867,200	1,094,182
Fuji Machine Manufacturing Co. Ltd.	310,700	3,333,647

321

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Fuji Oil Holdings Inc.	216,800	$4,139,655
Fuji Seal International Inc.	54,200	1,909,753
Fuji Soft Inc.	108,400	2,526,750
Fujibo Holdings Inc.	542,000	1,089,116
Fujikura Ltd.	1,084,000	5,501,304
Fujimi Inc.	54,200	742,625
Fujitec Co. Ltd.	162,600	1,671,667
Fukuoka REIT Corp.	1,084	1,997,895
Funai Electric Co. Ltd.[a,b]	108,400	937,147
Funai Soken Holdings Inc.	65,040	1,016,373
Furukawa Co. Ltd.	542,000	815,571
Furukawa Electric Co. Ltd.	2,168,000	5,450,647
Futaba Industrial Co. Ltd.	414,700	1,992,203
Fuyo General Lease Co. Ltd.	54,200	2,360,596
Geo Holdings Corp.	108,400	1,841,873
Global One Real Estate Investment Corp.[b]	1,084	4,548,960
Glory Ltd.	271,000	9,194,168
GLP J-REIT	5,962	7,321,901
GMO Internet Inc.	216,800	2,664,536
GMO Payment Gateway Inc.[b]	54,200	3,571,288
Gree Inc.	162,600	934,614
GS Yuasa Corp.	1,084,000	4,599,617
Gulliver International Co. Ltd.[b]	162,600	1,651,911
Gunze Ltd.	542,000	1,545,025
Gurunavi Inc.	108,400	2,663,523
H2O Retailing Corp.	271,000	4,612,281
Hanwa Co. Ltd.	1,084,000	5,015,001
Happinet Corp.	54,200	466,547
Harmonic Drive Systems Inc.[b]	54,200	1,264,388
Haseko Corp.	758,800	7,233,759
Hazama Ando Corp.	487,800	2,448,232
Heiwa Corp.	108,400	2,335,268
Heiwa Real Estate Co. Ltd.	216,800	2,790,164
Heiwa Real Estate REIT Inc.	2,710	2,282,079
HIS Co. Ltd.	162,600	4,141,175
Hitachi Capital Corp.	162,600	3,641,194
Hitachi Zosen Corp.	542,000	2,846,899
Hogy Medical Co. Ltd.	108,400	6,129,445
Hokkaido Electric Power Co. Inc.	542,000	5,075,789
Hokkoku Bank Ltd. (The)	1,626,000	4,711,061
Hokuetsu Kishu Paper Co. Ltd.	325,200	2,115,418
HORIBA Ltd.	108,400	4,245,021
Hoshino Resorts REIT Inc.	206	2,529,875

Security	Shares	Value

Hosiden Corp.	325,200	$2,124,537
House Foods Group Inc.	325,200	6,407,043
Hulic Reit Inc.	2,168	3,770,875
Hyakugo Bank Ltd. (The)	1,084,000	4,143,708
Hyakujushi Bank Ltd. (The)	1,626,000	4,817,440
Ibiden Co. Ltd.	216,800	2,824,610
IBJ Leasing Co. Ltd.	54,200	965,514
Ichigo Inc.[b]	542,000	2,436,581
Ichigo Office REIT Investment	3,252	2,534,855
Iino Kaiun Kaisha Ltd.	468,500	1,900,360
Inabata & Co. Ltd.	325,200	3,282,546
Industrial & Infrastructure Fund Investment Corp.	1,084	5,521,566
Ines Corp.	108,400	1,178,272
Infomart Corp.[b]	108,400	997,934
Internet Initiative Japan Inc.	108,400	2,194,443
Invesco Office J-Reit Inc.	542	502,007
Invincible Investment Corp.	8,130	6,245,955
Iriso Electronics Co. Ltd.	54,200	2,705,061
Iseki & Co. Ltd.	1,084,000	2,370,728
Ishihara Sangyo Kaisha Ltd.[a]	1,626,000	1,154,970
IT Holdings Corp.	271,000	6,653,741
Ito EN Ltd.	163,200	5,125,025
Itoki Corp.	108,400	696,021
IwaiCosmo Holdings Inc.	162,600	1,568,327
Iwatani Corp.[b]	542,000	3,262,283
Izumi Co. Ltd.	162,600	6,519,501
J Trust Co. Ltd.	216,800	1,679,772
Jaccs Co. Ltd.	542,000	2,203,561
Jafco Co. Ltd.	108,400	3,150,839
Japan Aviation Electronics Industry Ltd.	105,000	1,473,013
Japan Communications Inc.[a,b]	480,600	925,311
Japan Digital Laboratory Co. Ltd.	325,200	4,519,579
Japan Display Inc.[a,b]	1,138,200	2,297,782
Japan Excellent Inc.	5,420	7,760,587
Japan Hotel REIT Investment Corp.	8,130	7,446,516
Japan Logistics Fund Inc.	4,336	9,689,589
Japan Petroleum Exploration Co. Ltd.	108,400	2,602,735
Japan Rental Housing Investments Inc.	3,794	3,003,428

322

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Japan Securities Finance Co. Ltd.	542,000	$2,183,298
Japan Steel Works Ltd. (The)	1,084,000	4,346,334
Jin Co. Ltd.[b]	54,200	2,069,321
Juki Corp.	108,400	995,908
Juroku Bank Ltd. (The)	1,626,000	4,954,213
JVC Kenwood Corp.	542,080	1,403,394
K’s Holdings Corp.	162,660	5,617,353
kabu.com Securities Co. Ltd.	758,800	2,517,632
Kadokawa Dwango[a]	115,167	1,692,065
Kagome Co. Ltd.[b]	325,200	7,093,946
Kaken Pharmaceutical Co. Ltd.	95,900	5,440,563
Kanamoto Co. Ltd.	54,200	1,431,048
Kanematsu Corp.	2,168,000	3,383,859
Kawasaki Kisen Kaisha Ltd.[b]	2,168,000	4,781,980
Keihin Corp.	162,600	2,475,587
Keiyo Bank Ltd. (The)	1,626,000	6,154,774
Kenedix Inc.	596,200	2,646,806
Kenedix Office Investment Corp.	1,084	6,433,385
Kenedix Residential Investment Corp.	1,084	3,059,657
Kenedix Retail REIT Corp.	1,084	2,892,490
Kewpie Corp.	325,200	8,786,889
Kinden Corp.	542,000	6,524,567
Kintetsu World Express Inc.	108,400	1,473,093
Kitz Corp.	596,200	2,479,639
Kiyo Bank Ltd. (The)	487,800	6,077,269
KLab Inc.[a,b]	216,800	1,223,863
Koa Corp.	108,400	785,177
Kobayashi Pharmaceutical Co. Ltd.	162,600	13,403,729
Kokuyo Co. Ltd.	162,600	2,200,522
Komeri Co. Ltd.	162,600	4,185,246
Komori Corp.	162,600	1,987,764
Konishi Co. Ltd.	108,400	1,394,069
Kumagai Gumi Co. Ltd.	542,000	1,509,566
KYB Corp.	542,000	1,884,425
Kyodo Printing Co. Ltd.	579,000	1,747,904
KYORIN Holdings Inc.	271,000	5,531,698
Kyowa Exeo Corp.	162,600	1,902,661
Laox Co. Ltd.[a,b]	542,000	592,682
Leopalace21 Corp.	704,600	4,392,431
Lintec Corp.	108,400	2,155,944
Lion Corp.	542,000	6,828,506

Security	Shares	Value

Macnica Fuji Electronics Holdings Inc.	126,150	$1,446,666
Maeda Corp.	542,000	4,229,824
Maeda Kosen Co. Ltd.[b]	108,400	1,174,219
Maeda Road Construction Co. Ltd.	141,000	2,626,412
Makino Milling Machine Co. Ltd.	542,000	3,419,319
Maruha Nichiro Corp.	271,000	6,164,905
Marusan Securities Co. Ltd.	325,200	3,042,434
Marvelous Inc.[b]	108,400	914,858
Matsui Securities Co. Ltd.	379,400	3,379,300
Matsumotokiyoshi Holdings Co. Ltd.	108,400	5,521,566
Matsuya Co. Ltd.[b]	162,600	1,328,215
MCUBS MidCity Investment Corp.	1,626	5,531,698
MEGMILK SNOW BRAND Co. Ltd.	108,400	2,574,367
Meidensha Corp.	542,000	2,340,334
Meitec Corp.	162,600	5,835,637
Micronics Japan Co. Ltd.	108,400	1,007,053
Ministop Co. Ltd.	108,400	1,776,019
MIRAIT Holdings Corp.	161,400	1,460,210
Misawa Homes Co. Ltd.	162,600	1,154,970
MISUMI Group Inc.	921,400	13,382,453
Mitsuba Corp.	87,700	1,309,004
Mitsubishi Steel Manufacturing Co. Ltd.	1,626,000	2,781,046
Mitsui Engineering & Shipbuilding Co. Ltd.	2,168,000	3,505,435
Mitsui Mining & Smelting Co. Ltd.	1,626,000	3,160,970
Mitsumi Electric Co. Ltd.[b]	271,000	1,372,793
Miura Co. Ltd.	216,800	4,176,128
Mizuno Corp.	1,084,000	5,278,415
Modec Inc.[b]	54,200	848,498
Monex Group Inc.	542,070	1,448,965
MonotaRO Co. Ltd.	216,800	6,798,112
Mori Hills REIT Investment Corp.	3,252	4,911,661
MORI TRUST Sogo REIT Inc.	3,794	7,496,160
Morinaga & Co. Ltd./Japan	542,000	2,669,601
Morinaga Milk Industry Co. Ltd.	542,000	2,912,753
MOS Food Services Inc.	54,200	1,466,001
Musashino Bank Ltd. (The)	162,600	4,261,231

323

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Nachi-Fujikoshi Corp.	542,000	$1,828,702
Nagase & Co. Ltd.	542,000	6,261,152
Nakanishi Inc.	54,200	1,785,644
Namura Shipbuilding Co. Ltd.	162,600	1,264,388
Nankai Electric Railway Co. Ltd.	1,626,000	8,829,441
NanoCarrier Co. Ltd.[a,b]	214,600	3,164,996
Nanto Bank Ltd. (The)	1,084,000	3,130,576
NET One Systems Co. Ltd.	351,200	1,861,119
Next Co. Ltd.	162,600	1,898,102
Nichi-Iko Pharmaceutical Co. Ltd.	216,800	5,353,387
Nichicon Corp.	216,800	1,511,592
Nichiha Corp.	108,400	1,711,179
Nichirei Corp.	542,000	4,863,031
Nifco Inc./Japan	162,600	8,054,395
Nihon Kohden Corp.	325,200	8,476,871
Nihon M&A Center Inc.	108,400	6,423,253
Nihon Nohyaku Co. Ltd.[b]	162,600	881,424
Nihon Parkerizing Co. Ltd.	704,600	6,473,403
Nihon Unisys Ltd.	216,800	2,723,297
Nikkiso Co. Ltd.	214,600	1,712,869
Nikkon Holdings Co. Ltd.	325,200	6,291,546
Nippo Corp.	132,000	2,225,599
Nippon Accommodations Fund Inc.	1,084	4,650,273
Nippon Chemi-Con Corp.	542,000	754,783
Nippon Coke & Engineering Co. Ltd.	1,865,800	1,395,056
Nippon Gas Co. Ltd.	108,400	2,608,813
Nippon Kayaku Co. Ltd.	542,000	6,033,198
Nippon Light Metal Holdings Co. Ltd.	1,842,800	3,341,308
Nippon Paper Industries Co. Ltd.	271,000	5,334,137
Nippon Parking Development Co. Ltd.[b]	693,400	797,123
NIPPON REIT Investment Corp.	1,084	2,881,346
Nippon Seiki Co. Ltd.	213,000	4,174,597
Nippon Sharyo Ltd.[a,b]	1,084,000	2,674,667
Nippon Sheet Glass Co. Ltd.[a]	2,710,000	2,178,233
Nippon Shinyaku Co. Ltd.	133,000	6,209,028
Nippon Shokubai Co. Ltd.	104,100	5,633,338
Nippon Soda Co. Ltd.	542,000	2,948,213
Nippon Steel & Sumikin Bussan Corp.	542,000	1,970,541

Security	Shares	Value

Nippon Suisan Kaisha Ltd.	867,200	$4,927,871
Nippon Yakin Kogyo Co. Ltd.[a]	1,605,800	2,176,186
Nipro Corp.	325,200	3,264,310
Nishi-Nippon City Bank Ltd. (The)	2,168,000	4,052,526
Nishi-Nippon Railroad Co. Ltd.	542,000	3,378,793
Nishimatsu Construction Co. Ltd.	543,000	2,415,702
Nishimatsuya Chain Co. Ltd.	325,200	3,796,204
Nishio Rent All Co. Ltd.	108,400	2,929,976
Nissan Chemical Industries Ltd.	379,400	10,481,858
Nissan Shatai Co. Ltd.	162,600	1,662,549
Nissha Printing Co. Ltd.[b]	108,400	1,795,269
Nisshin OilliO Group Ltd. (The)	1,084,000	4,680,667
Nisshin Steel Co. Ltd.	271,000	3,784,046
Nisshinbo Holdings Inc.	542,000	6,104,117
Nitto Boseki Co. Ltd.[a]	1,084,000	3,464,910
Nitto Kogyo Corp.	54,200	896,115
Noevir Holdings Co. Ltd.	54,200	1,572,887
NOF Corp.	542,000	4,402,056
Nojima Corp.	108,400	1,256,283
Nomura Co. Ltd.	162,600	2,820,558
North Pacific Bank Ltd.	1,332,100	3,498,482
NSD Co. Ltd.	407,540	6,566,652
NTN Corp.	1,626,000	5,318,940
Obara Group Inc.	54,200	2,046,526
Ogaki Kyoritsu Bank Ltd. (The)	1,626,000	5,166,970
Okasan Securities Group Inc.	542,000	2,983,672
Oki Electric Industry Co. Ltd.	2,168,000	3,140,707
Okinawa Electric Power Co. Inc. (The)	162,600	4,224,758
OKUMA Corp.	542,000	4,457,778
Okumura Corp.	542,000	2,927,950
OncoTherapy Science Inc.[a,b]	427,400	1,318,211
Open House Co. Ltd.	54,200	1,215,758
Orient Corp.[a]	1,246,600	2,598,176
Orix JREIT Inc.	7,046	11,879,979
OSG Corp.[b]	271,000	5,166,970
OSJB Holdings Corp.	374,200	895,324
Pacific Metals Co. Ltd.[a,b]	542,000	1,778,046
Paramount Bed Holdings Co. Ltd.	54,200	2,081,985
Penta-Ocean Construction Co. Ltd.	921,400	4,271,362
PeptiDream Inc.[a,b]	108,400	6,443,516

324

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Pigeon Corp.	325,200	$8,902,386
Pilot Corp.	108,400	4,462,844
Pioneer Corp.[a]	952,700	2,653,438
Pola Orbis Holdings Inc.	54,200	4,452,713
Premier Investment Corp.	5,420	6,990,607
Press Kogyo Co. Ltd.	542,000	1,924,950
Prima Meat Packers Ltd.	542,000	1,534,894
Proto Corp.	169,400	2,248,217
Qol Co. Ltd.	108,400	1,583,524
Raito Kogyo Co. Ltd.	162,600	1,762,849
Relia Inc.	162,600	1,737,014
Relo Holdings Inc.	29,000	3,862,330
Rengo Co. Ltd.	542,000	3,029,263
Resorttrust Inc.	271,000	5,833,104
Ricoh Leasing Co. Ltd.	54,200	1,608,346
Ringer Hut Co. Ltd.[b]	162,600	3,466,429
Riso Kagaku Corp.	108,400	1,740,560
Rohto Pharmaceutical Co. Ltd.	325,200	5,750,534
Round One Corp.	216,800	1,298,835
Ryobi Ltd.	542,000	2,061,723
Ryosan Co. Ltd.	108,400	2,699,995
S Foods Inc.[b]	24,000	582,308
Sac’s Bar Holdings Inc.	54,200	707,672
Saizeriya Co. Ltd.	162,600	2,939,094
San-in Godo Bank Ltd. (The)	813,000	5,440,516
Sangetsu Co. Ltd.	108,400	2,006,000
Sanken Electric Co. Ltd.	542,000	1,879,359
Sanki Engineering Co. Ltd.	108,400	885,477
Sankyo Tateyama Inc.	54,200	766,941
Sankyu Inc.	1,084,000	5,237,890
Sanwa Holdings Corp.	867,200	6,954,134
Sanyo Shokai Ltd.	542,000	1,332,268
Sanyo Special Steel Co. Ltd.	542,000	2,548,026
Sapporo Holdings Ltd.	1,084,000	5,967,344
Sato Holdings Corp.	54,200	1,161,555
Sawada Holdings Co. Ltd.	108,400	1,092,156
Sawai Pharmaceutical Co. Ltd.	108,400	7,172,971
SCREEN Holdings Co. Ltd.	542,000	4,396,990
SCSK Corp.	162,680	6,104,586
Seikagaku Corp.	108,400	1,716,245
Seiko Holdings Corp.	542,000	2,112,379
Seino Holdings Co. Ltd.	596,200	6,291,040
Seiren Co. Ltd.	108,400	1,152,944
Sekisui House SI Residential Investment Corp.	2,710	2,915,286

Security	Shares	Value

Senshu Ikeda Holdings Inc.	791,380	$3,069,514
Septeni Holdings Co. Ltd.[b]	108,400	2,624,010
Seria Co. Ltd.	54,200	3,206,561
Sharp Corp./Japan[a,b]	3,794,000	5,248,021
Shibuya Corp.	54,200	663,095
Shiga Bank Ltd. (The)	1,084,000	4,883,294
Shima Seiki Manufacturing Ltd.	162,600	2,764,329
Shimachu Co. Ltd.	271,000	6,506,837
Shinko Electric Industries Co. Ltd.	216,800	1,260,336
Shinko Plantech Co. Ltd.	379,400	2,985,698
ShinMaywa Industries Ltd.	228,000	1,632,301
Ship Healthcare Holdings Inc.	108,400	2,768,888
SHO-BOND Holdings Co. Ltd.[b]	54,200	2,390,990
Showa Corp.	216,800	1,951,291
Showa Denko KK	2,710,000	2,912,753
Sinanen Holdings Co. Ltd.	542,000	2,107,313
SKY Perfect JSAT Holdings Inc.	737,500	4,032,315
Skylark Co. Ltd.	298,700	3,911,199
SMS Co. Ltd.	108,400	2,078,946
Sodick Co. Ltd.	161,400	1,303,328
Sojitz Corp.	3,252,000	6,777,849
Sosei Group Corp.[a,b]	51,300	10,773,503
Sotetsu Holdings Inc.	1,626,000	10,683,471
SPARX Group Co. Ltd.[b]	427,400	870,818
Square Enix Holdings Co. Ltd.	216,800	5,752,560
Star Micronics Co. Ltd.	271,000	3,244,553
Start Today Co. Ltd.	162,600	7,051,395
Sugi Holdings Co. Ltd.	108,400	5,389,859
Sumco Corp.	487,800	3,305,341
Sumitomo Bakelite Co. Ltd.	1,084,000	4,630,011
Sumitomo Forestry Co. Ltd.	487,800	5,853,874
Sumitomo Mitsui Construction Co. Ltd.	2,168,000	1,945,212
Sumitomo Osaka Cement Co. Ltd.	1,084,000	4,761,718
Sumitomo Warehouse Co. Ltd. (The)	542,000	2,801,308
Sundrug Co. Ltd.	108,400	7,983,476
Tadano Ltd.	542,000	5,435,450
Taikisha Ltd.	54,200	1,280,598
Taiyo Yuden Co. Ltd.	271,000	2,862,096
Takara Bio Inc.	162,600	2,252,191
Takara Holdings Inc.	542,000	4,736,390
Takara Leben Co. Ltd.	321,000	2,136,100

325

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Takasago Thermal Engineering Co. Ltd.	108,400	$1,397,108
Takata Corp.[a,b]	271,000	1,040,993
Takeuchi Manufacturing Co. Ltd.	54,200	859,135
TechnoPro Holdings Inc.	108,400	3,110,314
Teikoku Sen-I Co. Ltd.	54,200	782,644
Tekken Corp.[b]	542,000	1,393,056
Temp Holdings Co. Ltd.	325,200	5,075,789
Toagosei Co. Ltd.	781,000	7,270,209
TOC Co. Ltd.	487,800	4,048,473
Toda Corp.	1,084,000	5,217,627
Toho Bank Ltd. (The)	542,000	1,848,965
Toho Holdings Co. Ltd.	162,600	3,888,905
Toho Titanium Co. Ltd.[b]	161,400	1,138,904
Toho Zinc Co. Ltd.[b]	1,084,000	3,049,526
Tohokushinsha Film Corp.	108,500	620,608
Tokai Carbon Co. Ltd.	1,084,000	2,938,081
Tokai Rika Co. Ltd.	162,600	3,159,450
Tokai Tokyo Financial Holdings Inc.	596,200	3,226,317
Tokuyama Corp.[a,b]	1,088,000	1,779,522
Tokyo Broadcasting System Holdings Inc.	108,400	1,549,078
Tokyo Dome Corp.	542,000	2,360,596
Tokyo Ohka Kogyo Co. Ltd.	108,400	3,176,167
Tokyo Seimitsu Co. Ltd.	162,600	3,522,658
Tokyo Steel Manufacturing Co. Ltd.	325,200	2,051,591
Tokyo TY Financial Group Inc.	72,344	1,905,373
Tokyotokeiba Co. Ltd.	542,000	1,114,445
Tokyu Construction Co. Ltd.	271,040	2,287,482
TOKYU REIT Inc.	4,878	7,103,065
TOMONY Holdings Inc.	542,000	1,605,813
Tomy Co. Ltd.	379,400	2,741,027
Top REIT Inc.[b]	542	2,061,723
Topcon Corp.	271,000	3,464,910
Topre Corp.	162,600	3,334,216
Toridoll.corp.	54,200	976,659
Toshiba Machine Co. Ltd.	542,000	1,676,733
Toshiba Plant Systems & Services Corp.	54,200	683,864
Tosoh Corp.	1,626,000	7,750,456
Totetsu Kogyo Co. Ltd.	54,200	1,605,813
Toyo Construction Co. Ltd.	414,700	1,821,665

Security	Shares	Value

Toyo Corp./Chuo-ku	108,400	$1,128,628
Toyo Ink SC Holdings Co. Ltd.	542,000	2,228,889
Toyo Kanetsu KK	542,000	1,154,970
Toyo Tire & Rubber Co. Ltd.	271,000	4,257,685
Toyobo Co. Ltd.	2,710,000	4,736,390
Toyota Boshoku Corp.	162,600	3,148,813
TPR Co. Ltd.	162,600	4,270,349
TS Tech Co. Ltd.	216,800	5,181,154
TSI Holdings Co. Ltd.	325,200	2,139,734
Tsubakimoto Chain Co.	542,000	3,708,061
Tsukuba Bank Ltd.	522,300	1,415,646
Tsukui Corp.	108,400	1,346,452
Tsumura & Co.	162,600	4,297,704
Tsuruha Holdings Inc.	108,400	10,698,668
UACJ Corp.	548,944	1,159,506
Ube Industries Ltd.	2,168,000	4,255,152
ULVAC Inc.	162,600	5,242,955
Unipres Corp.	108,400	1,995,869
United Arrows Ltd.	54,200	2,259,283
United Super Markets Holdings Inc.	252,700	2,371,240
Unitika Ltd.[a,b]	3,794,000	1,914,818
Universal Entertainment Corp.	54,200	878,385
UNY Group Holdings Co. Ltd.	650,400	4,863,031
USEN Corp.[a]	489,240	1,723,851
Ushio Inc.	325,200	4,598,604
Valor Holdings Co. Ltd.	162,600	4,036,316
VT Holdings Co. Ltd.	307,100	1,610,198
Wacoal Holdings Corp.	542,000	6,737,324
Wacom Co. Ltd.[b]	433,600	1,835,794
Welcia Holdings Co. Ltd.	54,200	2,948,213
Xebio Holdings Co. Ltd.	162,600	2,676,187
Yahagi Construction Co. Ltd.	108,400	791,256
YAMABIKO Corp.	216,800	1,606,826
Yamato Kogyo Co. Ltd.	108,400	2,619,958
Yodogawa Steel Works Ltd.	211,100	4,904,852
Yokogawa Bridge Holdings Corp.	54,200	503,020
Yokohama Reito Co. Ltd.	216,800	2,166,075
Yondoshi Holdings Inc.	54,200	1,357,090
Yoshinoya Holdings Co. Ltd.[b]	379,400	4,893,425
Yumeshin Holdings Co. Ltd.[b]	108,400	638,273
Zenkoku Hosho Co. Ltd.	162,600	5,987,607
Zenrin Co. Ltd.	108,400	2,385,925
Zensho Holdings Co. Ltd.	325,200	4,227,798

326

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Zeon Corp.	542,000	$3,996,804
ZERIA Pharmaceutical Co. Ltd.	54,200	699,061

		1,702,207,450
NETHERLANDS — 1.92%
Aalberts Industries NV	363,682	12,462,966
Accell Group	14,634	310,163
Amsterdam Commodities NV	13,008	351,535
Arcadis NV	212,464	3,639,232
ASM International NV	151,218	6,170,159
BE Semiconductor Industries NV	61,788	1,861,929
BinckBank NV	260,702	1,535,076
Brunel International NVb	4,274	96,363
Corbion NV	229,266	5,853,124
Delta Lloyd NVb	1,258,000	6,417,544
Eurocommercial Properties NV	86,720	4,054,434
Euronext NVc	156,638	6,620,054
Flow Traders[c]	96,476	3,834,859
Fugro NV CVA[a,b]	176,150	3,585,156
IMCD Group NV	113,278	4,574,734
InterXion Holding NVa	41,192	1,395,585
Kendrion NV	46,070	1,129,725
Koninklijke BAM Groep NV	725,196	3,492,685
NSI NV	275,336	1,307,150
PostNL NVa	1,252,020	5,477,882
Refresco Gerber NVa,c	22,222	411,558
SBM Offshore NV	454,196	6,083,893
SNS REAAL NVa,b	291,555	3
TKH Group NV	95,934	3,790,789
TomTom NVa,b	335,498	3,056,808
USG People NV	222,220	4,431,185
VastNed Retail NV	98,102	4,320,283
Wereldhave NV	121,090	6,239,679
Wessanen	390,240	4,031,143

		106,535,696
NEW ZEALAND — 1.15%
Air New Zealand Ltd.	1,318,686	2,268,344
Argosy Property Ltd.	1,732,774	1,441,854
Chorus Ltd.	1,186,983	3,319,991
Fisher & Paykel Healthcare Corp. Ltd.	2,042,798	13,070,099
Freightways Ltd.	1,574,013	7,286,160
Genesis Energy Ltd.	521,404	749,236
Goodman Property Trust	1,860,144	1,742,945

Security	Shares	Value

Infratil Ltd.	1,448,766	$3,282,280
Kiwi Property Group Ltd.	7,934,513	8,211,346
New Zealand Refining Co. Ltd. (The)	176,150	368,287
Nuplex Industries Ltd.	515,984	1,901,425
Orion Health Group Ltd.[a]	48,238	140,656
Precinct Properties New Zealand Ltd.	2,021,118	1,801,915
Sky Network Television Ltd.	1,081,849	4,032,053
SKYCITY Entertainment Group Ltd.	1,630,336	5,574,660
Trade Me Group Ltd.	1,065,030	3,395,933
Xero Ltd.[a,b]	167,478	1,920,587
Z Energy Ltd.	523,030	2,867,312

		63,375,083
NORWAY — 1.79%
Akastor ASA[a,b]	688,882	958,165
Aker ASA Class A	66,666	1,374,326
Aker Solutions ASA[a]	395,660	1,518,301
Atea ASA	190,242	1,783,736
Austevoll Seafood ASA	327,368	2,754,374
Avance Gas Holding Ltd.[b,c]	35,230	240,194
Bakkafrost P/F	118,156	4,180,475
Borregaard ASA	298,642	2,234,525
BW LPG Ltd.[b,c]	242,816	1,459,486
BW Offshore Ltd.	2,582,630	564,485
Det Norske Oljeselskap ASA[a,b]	319,780	2,855,338
DNO ASA[a,b]	2,243,338	2,589,533
Entra ASA[c]	136,584	1,289,112
Europris ASA[a,c]	58,536	272,604
Fred Olsen Energy ASA[a]	143,066	620,068
Frontline Ltd./Bermuda[b]	192,410	1,599,763
Hexagon Composites ASA[a,b]	323,880	989,456
Hoegh LNG Holdings Ltd.[b]	139,294	1,626,064
IDEX ASA[a]	863,406	895,321
Kongsberg Automotive ASA[a]	1,445,120	1,168,321
Leroy Seafood Group ASA	54,742	2,671,718
Marine Harvest ASA	884,544	13,764,101
Nordic Semiconductor ASA[a,b]	375,064	2,182,189
Norwegian Air Shuttle ASA[a,b]	85,094	3,920,579
Norwegian Property ASA[a]	817,169	912,324
Ocean Yield ASA[b]	182,654	1,236,241
Opera Software ASA[b]	400,897	3,275,941
Protector Forsikring ASA	167,478	1,637,894
REC Silicon ASA[a,b]	6,533,268	1,436,088

327

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Salmar ASA	126,828	$3,150,087
Scatec Solar ASA[c]	93,766	413,382
Seadrill Ltd.[a,b]	1,006,494	4,882,259
Selvaag Bolig ASA	25,022	81,414
Sparebank 1 Nord Norge	246,068	1,152,057
SpareBank 1 SMN	636,489	3,912,672
Stolt-Nielsen Ltd.	143,641	1,899,789
Storebrand ASA[a]	1,344,702	5,692,859
Subsea 7 SAa	549,588	5,057,464
Tanker Investments Ltd.[a]	47,696	385,011
TGS Nopec Geophysical Co. ASA	302,436	5,059,160
Thin Film Electronics ASA[a,b]	1,299,174	680,859
Wilh Wilhelmsen ASA	109,484	583,291
XXL ASA[c]	344,712	4,163,162

		99,124,188
PORTUGAL — 0.31%
Altri SGPS SA	78,048	304,291
Banco BPI SA Registered[a,b,d]	715,440	896,455
CTT-Correios de Portugal SA	281,298	2,599,385
Mota-Engil SGPS SAb	163,900	339,403
Navigator Co. SA (The)	1,514,318	5,402,728
NOS SGPS SA	449,860	3,228,022
Pharol SGPS SA Registered[a,b]	2,253,636	366,530
REN - Redes Energeticas Nacionais SGPS SA	542,000	1,627,063
Sonae SGPS SA	2,070,440	2,300,236

		17,064,113
SINGAPORE — 1.99%
ARA Asset Management Ltd.[b]	1,523,615	1,343,316
Ascendas India Trust[b]	3,794,000	2,695,785
Asian Pay Television Trust[b]	4,878,000	2,177,598
Boustead Singapore Ltd.[b]	1,626,000	943,626
Cambridge Industrial Trust	5,528,400	2,241,716
CapitaLand Retail China Trust	1,680,980	1,844,757
CDL Hospitality Trusts	3,252,000	3,375,276
COSCO Corp. Singapore Ltd.[a,b]	3,577,200	904,913
CWT Ltd.[b]	214,600	330,510
Ezion Holdings Ltd.[a,b]	3,794,480	1,552,743
Ezra Holdings Ltd.[a,b]	10,647,200	808,016
Far East Hospitality Trust[b]	2,384,800	1,179,935
First REIT	2,818,400	2,621,182
First Resources Ltd.[b]	1,300,800	1,843,699
Frasers Centrepoint Trust	1,626,000	2,359,064

Security	Shares	Value

Frasers Commercial Trust	2,710,000	$2,611,101
Hyflux Ltd.[b]	1,970,200	908,838
Indofood Agri Resources Ltd.[b]	1,571,800	625,656
Japfa Ltd.	704,600	364,344
Kenon Holdings Ltd./Singapore[a,b]	72,628	637,258
Keppel DC REIT[b]	487,800	397,412
Keppel REIT[b]	3,794,000	2,963,952
KrisEnergy Ltd.[a,b]	3,780,860	523,225
Lippo Malls Indonesia Retail Trust	6,070,400	1,467,862
M1 Ltd./Singapore[b]	1,084,000	1,992,098
Mapletree Commercial Trust	2,818,400	3,145,419
Mapletree Greater China Commercial Trust	6,016,200	4,610,458
Mapletree Industrial Trust	4,878,960	5,826,220
Mapletree Logistics Trust	5,420,000	4,355,195
Midas Holdings Ltd.[b]	4,860,000	1,030,542
Neptune Orient Lines Ltd./Singapore[a,b]	2,764,200	2,642,757
OSIM International Ltd.[b]	1,084,000	1,121,059
OUE Hospitality Trust[b]	1,355,033	700,679
OUE Ltd.[b]	650,400	808,131
Pacc Offshore Services Holdings Ltd.[b]	912,200	254,511
Parkway Life REIT	271,000	493,992
Perennial Real Estate Holdings Ltd.[a,b]	2,473,809	1,684,115
Raffles Medical Group Ltd.[b]	650,400	2,274,380
Religare Health Trust	758,800	581,499
Rowsley Ltd.[a,b]	4,263,800	456,819
SATS Ltd.	1,571,800	4,794,747
Sheng Siong Group Ltd.[b]	1,084,000	717,801
SIIC Environment Holdings Ltd.[a,b]	1,842,860	959,787
Silverlake Axis Ltd.[b]	2,113,840	888,598
Singapore Post Ltd.[b]	4,878,000	5,698,047
SMRT Corp. Ltd.	4,336,000	4,935,888
Soilbuild Business Space REIT[b]	5,365,800	2,794,583
Starhill Global REIT	3,902,400	2,264,701
Super Group Ltd./Singapore	1,246,600	899,670
Tat Hong Holdings Ltd.[b]	1,246,600	556,497
United Engineers Ltd.[b]	1,192,400	2,075,976
Vard Holdings Ltd.[a,b]	4,376,000	592,561
Venture Corp. Ltd.	1,029,800	6,413,025

328

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Wing Tai Holdings Ltd.[b]	2,934,300	$4,093,458
Yanlord Land Group Ltd.[b]	2,168,000	1,951,773
Ying Li International Real Estate Ltd.[a,b]	5,799,400	608,397
Yoma Strategic Holdings Ltd.[a,b]	2,873,800	1,154,609

		110,099,776
SPAIN — 2.60%
Abengoa SA Class Bb	2,111,350	580,376
Acciona SA	75,338	6,035,006
Acerinox SAb	359,346	4,245,414
Almirall SA	201,122	3,305,594
Applus Services SA	274,252	2,531,762
Atresmedia Corp. de Medios de Comunicacion SA	216,258	2,816,246
Axiare Patrimonio SOCIMI SA	143,630	2,187,937
Bolsas y Mercados Espanoles SHMSF SAb	88,326	2,989,400
Cellnex Telecom SAU[c]	452,164	7,462,734
Cia. de Distribucion Integral Logista Holdings SA	78,590	1,731,850
CIE Automotive SA	62,330	1,125,458
Construcciones y Auxiliar de Ferrocarriles SAb	8,672	2,820,822
Corp Financiera Alba SA	2,678	109,869
Deoleo SAa,b	1,340,234	337,708
Duro Felguera SAb	489,364	879,974
Ebro Foods SA	282,140	6,395,116
Ence Energia y Celulosa SA	248,778	718,043
Euskaltel SAa,c	299,714	3,302,327
Faes Farma SA	1,137,673	3,576,826
Fomento de Construcciones y Contratas SAa,b	541,630	4,703,536
Gamesa Corp. Tecnologica SA	700,264	13,791,198
Grupo Catalana Occidente SA	140,920	4,462,783
Hispania Activos Inmobiliarios SAa	282,382	4,139,854
Indra Sistemas SAa,b	298,100	3,492,815
Inmobiliaria Colonial SAa	6,061,186	4,651,258
Laboratorios Farmaceuticos Rovi SA	16,802	284,236
Lar Espana Real Estate SOCIMI SA	120,324	1,237,837
Let’s GOWEX SAa,b	51,450	1
Liberbank SAa	1,184,184	1,424,120

Security	Shares	Value

Mediaset Espana Comunicacion SA	458,577	$5,956,118
Melia Hotels International SAb	181,028	2,278,670
Merlin Properties SOCIMI SA	825,346	9,594,892
Miquel y Costas & Miquel SA	4,336	176,798
NH Hotel Group SAa,b	665,034	3,199,124
Obrascon Huarte Lain SA	385,904	2,731,971
Papeles y Cartones de Europa SA	470,998	2,913,069
Pharma Mar SAa,b	810,832	2,553,886
Promotora de Informaciones SAa,b	171,814	1,216,538
Prosegur Cia. de Seguridad SA	706,226	4,084,821
Sacyr SAb	1,004,326	2,138,415
Saeta Yield SA	102,438	1,091,144
Talgo SAa,c	135,500	696,825
Tecnicas Reunidas SAb	97,018	3,259,135
Tubacex SAb	799,992	2,084,515
Viscofan SA	152,302	8,545,767

		143,861,788
SWEDEN — 5.18%
AAK ABb	66,124	4,998,997
AF AB Class B	163,142	2,796,156
Alimak Group ABa,c	21,680	204,708
Arcam ABa,b	60,162	1,312,361
Avanza Bank Holding ABb	54,200	2,131,531
Axfood AB	212,464	3,938,123
B&B Tools AB Class B	91,056	1,833,049
Betsson ABb	298,694	4,043,424
Bilia AB Class A	63,956	1,530,649
BillerudKorsnas AB	466,120	7,245,313
BioGaia AB Class B	42,933	1,086,376
Bure Equity AB	122,492	1,068,806
Byggmax Group AB	106,232	860,720
Castellum AB	643,896	10,313,637
Clas Ohlson AB Class B	66,124	1,335,264
Cloetta AB Class B	556,634	1,873,383
Collector ABa,b	68,834	1,201,224
Com Hem Holding AB	327,368	2,905,422
Concentric AB	147,475	1,672,834
Duni AB	49,864	725,666
Dustin Group ABc	59,620	436,609
Elekta AB Class Bb	1,035,220	7,574,670
Eltel ABa,c	56,368	676,280

329

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Evolution Gaming Group ABc	124,158	$4,457,180
Fabege AB	608,666	10,166,625
Fastighets AB Balder Class Ba,b	184,822	4,715,899
Fingerprint Cards ABa,b	173,440	10,398,898
Granges AB	66,022	487,607
Gunnebo AB	159,348	877,934
Haldex ABb	118,156	1,001,515
Hemfosa Fastigheter AB	222,762	2,325,514
Hexpol AB	922,484	9,543,989
Hoist Finance ABa,c	78,590	778,803
Holmen AB Class B	159,348	5,498,012
Hufvudstaden AB Class A	193,494	3,000,412
Industrial & Financial Systems Class B	44,986	2,041,135
Indutrade AB	60,704	3,407,315
Intrum Justitia AB	292,680	10,514,291
Investment AB Oresund	31,978	896,864
Inwido AB	71,002	893,892
ITAB Shop Concept AB	28,184	874,772
JM AB	248,236	7,184,887
KappAhl AB	164,226	681,678
Kungsleden AB	615,170	4,236,629
L E Lundbergforetagen AB Class B	77,506	4,213,222
Lifco AB Class B	85,094	2,206,253
Lindab International AB	260,702	2,078,155
Loomis AB Class B	213,548	5,930,669
Meda AB Class A	678,042	12,517,126
Medivir AB Class Ba,b	115,988	802,415
Mekonomen AB	67,750	1,722,790
Modern Times Group MTG AB Class Bb	150,676	4,522,656
Mycronic ABb	150,134	1,174,318
NCC AB Class B	292,138	9,992,293
NetEnt AB	86,720	5,464,286
New Wave Group AB Class B	55,826	257,473
Nibe Industrier AB Class B	302,436	10,517,940
Nobia AB	491,052	5,603,751
Nolato AB Class B	52,574	1,418,802
Nordax Group ABa,c	93,766	479,206
Nordnet AB Class B	221,136	760,784
Opus Group ABb	893,758	483,507
Orexo ABa,b	71,544	445,899
Oriflame Holding AGa	141,729	2,851,381
Pandox ABa	105,690	1,795,654

Security	Shares	Value

Peab AB	736,578	$6,151,578
Ratos AB Class B	549,588	3,218,424
RaySearch Laboratories ABa	65,040	940,441
Recipharm AB Class Bb	72,628	1,217,641
Rezidor Hotel Group AB	214,632	909,633
Saab AB	172,898	5,920,271
SAS ABa,b	528,664	1,515,656
SkiStar AB	27,244	378,651
SSAB AB Class Aa,b	475,876	2,001,391
SSAB AB Class Ba,b	611,918	2,121,990
Sweco AB Class B	202,662	3,142,575
Swedish Orphan Biovitrum ABa,b	439,562	6,416,084
Tethys Oil AB	164,226	1,177,071
Thule Group AB (The)[c]	139,294	2,005,429
Tobii ABa,b	60,704	416,172
Trelleborg AB Class B	739,830	13,491,780
Unibet Group PLC	615,712	6,953,425
Vitrolife AB	22,362	1,095,459
Vostok New Ventures Ltd.[a,b]	231,032	1,316,077
Wallenstam AB Class B	315,986	2,658,671
Wihlborgs Fastigheter AB	146,882	2,984,346

		287,020,398
SWITZERLAND — 4.29%
AFG Arbonia-Forster Holding AG Registered[a]	65,490	912,146
Allreal Holding AG Registered	33,604	4,687,381
Ascom Holding AG Registered	174,004	2,850,144
Autoneum Holding AG	12,466	2,974,412
Banque Cantonale Vaudoise Registered	7,046	4,862,732
Basilea Pharmaceutica AG Registered[a,b]	30,894	2,531,793
BKW AG	24,390	1,061,099
Bobst Group SA Registered	15,718	859,283
Bossard Holding AGb	16,260	1,767,649
Bucher Industries AG Registered	24,932	5,980,038
Burckhardt Compression Holding AG	13,008	4,634,567
Cembra Money Bank AG	57,452	3,941,021
Clariant AG Registered	821,130	15,548,784
Comet Holding AG Registered	1,084	756,029
Cosmo Pharmaceuticals SAa,b	11,382	1,880,969
Daetwyler Holding AG Bearer	20,154	2,998,394

330

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

dorma+kaba Holding AG Class B	11,924	$7,737,849
EFG International AG	168,562	1,053,403
Emmi AG	6,024	3,613,772
Evolva Holding SAa,b	756,090	528,514
Flughafen Zuerich AG Registered	12,197	11,204,443
Forbo Holding AG Registered	4,336	5,283,722
GAM Holding AG	539,290	7,032,994
Gategroup Holding AG	97,018	5,349,401
Georg Fischer AG Registered	11,924	9,690,971
Helvetia Holding AG Registered	17,886	9,628,770
Huber & Suhner AG Registered	37,398	1,835,760
Implenia AG Registered	35,772	2,388,532
Inficon Holding AG Registered	3,794	1,252,792
Intershop Holdings AG	2,168	1,017,840
Kardex AG Bearer	6,504	524,866
Komax Holding AG Registered	15,176	3,355,028
Kudelski SA Bearer	156,096	2,662,670
Kuoni Reisen Holding AG Class B Registered[a,b]	12,466	4,873,900
Leonteq AGb	23,848	1,660,776
Logitech International SA Registered[b]	437,936	6,716,389
Meyer Burger Technology AGa,b	248,236	1,139,529
Mobilezone Holding AG	190,954	2,699,454
Mobimo Holding AG Registered	18,970	4,348,158
Molecular Partners AGa,b	12,254	340,069
Myriad Group AGa,b	214,008	687,684
OC Oerlikon Corp. AG Registered	462,868	4,471,735
Orascom Development Holding AGa,b	62,972	541,356
Panalpina Welttransport Holding AG Registered	43,360	5,071,107
PSP Swiss Property AG Registered	111,110	10,711,074
Rieter Holding AG Registered	14,092	2,919,845
Santhera Pharmaceutical Holding AGa,b	11,722	857,290
Schmolz + Bickenbach AG Registered[a]	1,612,992	1,177,981
Schweiter Technologies AG Bearer	1,097	1,037,486
SFS Group AG	30,352	2,188,131

Security	Shares	Value

Siegfried Holding AG Registered	2,710	$508,920
St Galler Kantonalbank AG Registered	7,588	3,142,865
Straumann Holding AG Registered	26,558	9,212,869
Sunrise Communications Group AGc	94,850	5,808,758
Swissquote Group Holding SA Registered	37,940	942,068
Tecan Group AG Registered	39,024	5,423,054
Temenos Group AG Registered	175,608	9,114,761
U-Blox AG	21,138	4,198,931
Valiant Holding AG Registered	52,032	5,770,476
Valora Holding AG Registered	15,176	3,706,522
Vetropack Holding AG Bearer	542	848,200
Vontobel Holding AG Registered	73,170	3,168,028
Ypsomed Holding AG	1,626	242,585
Zehnder Group AGa	36,314	1,536,289

		237,474,058
UNITED KINGDOM — 19.03%
888 Holdings PLC[b]	388,614	1,229,647
AA PLC	1,572,884	6,419,276
Abcam PLC	495,388	4,288,854
Acacia Mining PLC	462,326	2,382,607
Advanced Medical Solutions Group PLC[b]	1,012,456	2,706,745
African Minerals Ltd.[a,b]	490,220	7
Aldermore Group PLC[a]	377,774	1,040,395
Allied Minds PLC[a,b]	546,878	3,077,911
Amec Foster Wheeler PLC	1,112,184	8,046,814
Amerisur Resources PLC[a,b]	2,765,826	1,114,207
AO World PLC[a,b]	494,304	1,320,046
Arrow Global Group PLC	447,150	1,683,428
Ashmore Group PLC[b]	905,140	4,071,963
ASOS PLC[a,b]	140,378	7,405,092
Avanti Communications Group PLC[a,b]	670,432	947,742
AVEVA Group PLC	198,914	4,691,368
Balfour Beatty PLC[a]	1,850,388	6,467,576
BBA Aviation PLC	3,283,978	9,631,027
Beazley PLC	1,379,879	6,587,697
Bellway PLC	381,568	13,677,735
Berendsen PLC	673,164	11,636,199

331

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

BGEO Group PLC	101,896	$3,418,227
Big Yellow Group PLC	305,688	3,609,289
Bodycote PLC	655,820	5,725,840
boohoo.com PLC[a,b]	1,696,460	1,186,657
Booker Group PLC	4,360,390	10,347,814
Bovis Homes Group PLC	424,928	5,428,003
Brammer PLC	339,834	868,701
Brewin Dolphin Holdings PLC	681,836	2,736,773
Britvic PLC	731,700	7,545,951
BTG PLC[a]	1,071,089	9,288,713
Cable & Wireless Communications PLC	7,591,816	8,185,246
Cairn Energy PLC[a]	1,679,831	5,509,700
Cape PLC	356,094	1,198,474
Capital & Counties Properties PLC	2,341,982	12,127,778
Card Factory PLC	728,990	3,890,353
Carillion PLC[b]	1,253,104	5,396,879
Centamin PLC	2,997,812	5,309,321
Chemring Group PLC	1,117,105	2,340,121
Chesnara PLC	281,840	1,261,311
Cineworld Group PLC	566,390	4,297,873
Clinigen Healthcare Ltd.[a]	172,356	1,353,317
Close Brothers Group PLC	450,402	7,996,707
Costain Group PLC	211,380	973,078
Countrywide PLC	603,246	3,140,654
Crest Nicholson Holdings PLC	608,124	4,641,284
CVS Group PLC[b]	107,316	1,164,906
CYBG PLC[a]	1,887,790	6,132,331
Daily Mail & General Trust PLC Class A NVS	783,732	8,013,667
Dairy Crest Group PLC	590,780	4,889,703
Dart Group PLC	439,170	4,017,662
DCC PLC	246,068	21,844,194
De La Rue PLC	394,307	2,798,572
Debenhams PLC	3,749,556	4,306,299
Derwent London PLC	299,726	14,419,023
Devro PLC	785,457	3,213,097
Dialight PLC[a]	103,522	859,094
Dignity PLC	116,530	4,165,200
Diploma PLC	320,864	3,438,299
Domino’s Pizza Group PLC	436,852	5,877,894
Drax Group PLC	99,470	465,701
DS Smith PLC	2,394,556	13,375,193
Dunelm Group PLC	232,518	3,009,341

Security	Shares	Value

Electrocomponents PLC	1,496,462	$5,660,179
Elementis PLC	1,351,206	4,273,488
Enterprise Inns PLC[a]	1,713,435	2,177,436
Entertainment One Ltd.	721,402	1,955,048
Essentra PLC	701,348	8,342,532
esure Group PLC	857,986	3,373,424
Evraz PLC[a]	1,004,326	2,089,158
Faroe Petroleum PLC[a,b]	798,908	924,554
Fenner PLC	505,144	1,061,880
Ferrexpo PLC	858,638	471,682
Fevertree Drinks PLC	205,418	1,837,098
FirstGroup PLC[a]	3,503,488	5,124,565
Foxtons Group PLC	755,548	1,599,330
Galliford Try PLC	177,776	3,323,013
GAME Digital PLC	160,355	267,791
Gem Diamonds Ltd.	395,383	784,812
Genus PLC	173,440	3,811,086
Globo PLC[a]	1,080,378	16
Go-Ahead Group PLC	148,017	5,561,696
Grafton Group PLC	736,036	7,445,108
Grainger PLC	997,280	3,252,000
Great Portland Estates PLC	897,552	9,966,372
Greencore Group PLC[b]	1,323,564	6,995,516
Greene King PLC	931,903	11,166,891
Greggs PLC	358,961	5,431,951
GVC Holdings PLC	737,312	5,854,083
GW Pharmaceuticals PLC[a,b]	711,716	4,751,620
Halfords Group PLC	651,091	4,025,922
Halma PLC	1,208,378	15,789,775
Hansteen Holdings PLC[b]	1,546,326	2,351,293
Hays PLC	4,215,134	7,909,860
Helical Bar PLC	144,714	813,518
Henderson Group PLC	3,438,276	12,873,892
Hikma Pharmaceuticals PLC	398,370	12,861,940
Hiscox Ltd.	895,536	11,813,403
Hochschild Mining PLC[a]	995,112	2,270,431
Home Retail Group PLC	2,216,780	5,540,002
Homeserve PLC	866,151	5,255,475
Howden Joinery Group PLC	1,856,892	13,437,605
Hunting PLC	370,728	1,990,387
IG Group Holdings PLC	1,156,628	13,097,291
Imagination Technologies Group PLC[a,b]	662,866	1,512,384
Inchcape PLC	1,209,202	12,000,972
Indivior PLC	1,829,250	4,308,910

332

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Informa PLC	1,814,616	$17,398,133
Intermediate Capital Group PLC	962,080	8,653,421
International Personal Finance PLC	707,310	2,772,708
Interserve PLC	555,008	3,474,085
iomart Group PLC[b]	199,456	790,356
ITE Group PLC	723,905	1,646,347
J D Wetherspoon PLC	401,622	3,900,671
Jimmy Choo PLC[a]	159,348	285,017
John Laing Group PLC[c]	174,524	543,278
John Menzies PLC	183,738	1,341,080
John Wood Group PLC	966,386	8,840,795
JRP Group PLC	1,252,562	2,522,959
Jupiter Fund Management PLC	949,042	5,851,573
Just Eat PLC[a,b]	1,252,641	7,037,206
Kainos Group PLC	215,716	591,715
Kcom Group PLC	1,290,106	1,956,023
Keller Group PLC	216,258	2,798,898
Kier Group PLC	226,556	3,949,397
Ladbrokes PLC	2,482,902	4,262,805
Laird PLC	807,789	4,122,725
Lancashire Holdings Ltd.	491,594	3,957,150
LondonMetric Property PLC	1,861,228	4,321,526
Lookers PLC	428,180	872,493
Majestic Wine PLC[a,b]	243,358	1,557,885
Man Group PLC	4,666,078	10,088,965
Marston’s PLC	2,571,248	5,412,638
Michael Page International PLC	948,097	5,645,749
Micro Focus International PLC	552,298	12,370,556
Mitchells & Butlers PLC	701,348	2,760,638
Mitie Group PLC[b]	782,648	3,110,459
Moneysupermarket.com Group PLC	1,099,176	5,054,368
Morgan Advanced Materials PLC	1,077,007	3,721,815
Mothercare PLC[a,b]	499,915	891,607
N Brown Group PLC	417,340	1,641,506
Nanoco Group PLC[a,b]	592,374	338,430
National Express Group PLC	1,407,574	6,693,111
NewRiver Retail Ltd.	652,096	3,080,701
Northgate PLC	318,696	1,882,839
Ocado Group PLC[a,b]	1,341,450	5,808,810
OneSavings Bank PLC	213,006	894,598
Ophir Energy PLC[a]	1,828,708	2,018,533
Oxford Instruments PLC	162,600	1,563,736

Security	Shares	Value

P2P Global Investments PLC/Fund	115,988	$1,567,428
Paragon Group of Companies PLC (The)	960,966	4,183,744
Paysafe Group PLC[a]	1,266,654	7,073,252
Pennon Group PLC	1,116,520	13,281,001
Petra Diamonds Ltd.	1,699,757	2,938,171
Pets at Home Group PLC	672,080	2,386,502
Phoenix Group Holdings	482,720	6,081,378
Playtech PLC	574,579	6,771,487
Poundland Group PLC	537,664	1,354,714
Premier Farnell PLC	1,385,352	2,460,652
Premier Foods PLC[a]	2,291,034	1,308,894
Primary Health Properties PLC	2,000,138	3,127,779
Puretech Health PLC[a,b]	177,234	337,519
PZ Cussons PLC	493,762	2,328,343
QinetiQ Group PLC	2,177,795	7,136,598
Redcentric PLC	155,554	428,398
Redde PLC	694,302	1,576,480
Redefine International PLC/Isle of Man	1,665,566	1,150,896
Redrow PLC	768,014	4,308,997
Regus PLC	2,092,839	8,964,405
Renishaw PLC	93,766	2,604,306
Rentokil Initial PLC	5,401,030	13,932,986
Restaurant Group PLC (The)	683,462	2,754,313
Rightmove PLC	288,886	16,326,646
Rotork PLC	2,233,040	6,117,111
RPC Group PLC	844,912	9,029,112
RPS Group PLC	524,114	1,339,768
SafeCharge International Group Ltd.	160,432	565,216
Safestore Holdings PLC	404,332	2,005,549
Savills PLC	307,856	3,346,261
Scapa Group PLC	339,834	1,212,199
Schroder REIT Ltd.	539,290	462,154
Senior PLC	1,041,724	3,320,625
Serco Group PLC[a]	3,035,949	4,269,470
Shaftesbury PLC	907,308	12,094,959
Shanks Group PLC	1,033,594	1,215,076
Shawbrook Group PLC[a,c]	199,456	837,397
SIG PLC	2,019,492	4,008,572
Sirius Minerals PLC[a,b]	5,397,778	1,541,906
Skyepharma PLC[a]	177,234	1,218,964
Sophos Group PLC[c]	495,930	1,491,481

333

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Spectris PLC	323,574	$8,631,610
Speedy Hire PLC	1,643,886	884,988
Spirax-Sarco Engineering PLC	192,410	9,625,573
Spire Healthcare Group PLC[c]	742,540	3,563,461
Spirent Communications PLC	2,136,564	2,456,936
SSP Group PLC	1,137,116	4,792,398
ST Modwen Properties PLC	549,588	2,466,802
Stagecoach Group PLC	1,337,114	5,043,754
Stobart Group Ltd.	635,224	958,456
Stock Spirits Group PLC	695,386	1,642,608
SuperGroup PLC	139,836	2,497,071
SVG Capital PLC[a]	444,374	3,352,464
Synthomer PLC	679,126	3,462,086
TalkTalk Telecom Group PLC[b]	2,267,728	8,883,020
Ted Baker PLC	80,758	2,821,514
Telecom Plus PLC[b]	192,410	2,624,131
Telford Homes PLC[b]	82,384	401,276
Telit Communications PLC[b]	284,550	820,128
Thomas Cook Group PLC[a]	4,103,482	5,304,879
Topps Tiles PLC	362,056	721,312
Tritax Big Box REIT PLC	1,848,360	3,674,301
TT electronics PLC	572,894	1,300,811
Tullett Prebon PLC	830,344	4,119,851
Tullow Oil PLC[a]	2,569,580	10,528,412
UBM PLC	1,123,024	9,360,727
UDG Healthcare PLC[b]	923,032	8,275,161
Ultra Electronics Holdings PLC	261,244	6,758,422
UNITE Group PLC (The)	748,552	6,935,708
Vectura Group PLC[a]	1,542,041	3,885,372
Vedanta Resources PLC[b]	146,442	905,073
Vesuvius PLC	813,000	3,826,569
Victrex PLC	234,686	4,813,084
Virgin Money Holdings UK PLC	572,894	3,064,040
VTTI Energy Partners LP	30,356	607,120
WH Smith PLC	382,652	9,389,167
Workspace Group PLC	253,114	3,096,071
WS Atkins PLC	324,889	6,339,390
Xaar PLC	281,298	1,998,557
Xchanging PLC[a]	671,972	1,860,464
Zeal Network SE	14,092	652,954
Zoopla Property Group PLC[c]	657,988	2,838,648

		1,053,622,348

TOTAL COMMON STOCKS
(Cost: $5,122,993,091)		5,476,203,347

Security	Shares	Value

INVESTMENT COMPANIES — 0.13%

AUSTRALIA — 0.13%
Spark Infrastructure Group	4,501,937	$7,111,804

		7,111,804

TOTAL INVESTMENT COMPANIES
(Cost: $6,722,911)		7,111,804

PREFERRED STOCKS — 0.28%

GERMANY — 0.26%
Biotest AG	66,666	1,210,622
Draegerwerk AG & Co. KGaA	19,512	1,294,623
Jungheinrich AG	45,528	4,293,136
Sartorius AG	25,474	6,286,105
Sixt SE	29,268	1,280,209

		14,364,695

ITALY — 0.02%
Italmobiliare SpA	36,744	1,184,264

		1,184,264

TOTAL PREFERRED STOCKS
(Cost: $12,890,540)		15,548,959

RIGHTS — 0.00%

AUSTRALIA — 0.00%
CuDeco Ltd.[a,b]	102,297	1

		1
GERMANY — 0.00%
Manz AGa,b	9,756	10,615

		10,615
SWEDEN — 0.00%
Hemfosa Fastigheter ABa	222,762	80,525

		80,525

TOTAL RIGHTS
(Cost: $0)		91,141

WARRANTS — 0.00%

SINGAPORE — 0.00%
Ezion Holdings Ltd. (Expires 04/20/24)[a,b]	542,395	64,569

		64,569

TOTAL WARRANTS
(Cost: $0)		64,569

334

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

SHORT-TERM INVESTMENTS — 7.40%

MONEY MARKET FUNDS — 7.40%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	388,449,415	$388,449,415
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	21,194,767	21,194,767
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	86,182	86,182

		409,730,364

TOTAL SHORT-TERM INVESTMENTS
(Cost: $409,730,364)		409,730,364

TOTAL INVESTMENTS IN SECURITIES — 106.72%
(Cost: $5,552,336,906)		5,908,750,184
Other Assets, Less Liabilities — (6.72)%		(371,883,316)

NET ASSETS — 100.00%		$5,536,866,868

NVS — Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

335

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.46%

AUSTRALIA — 7.01%
AGL Energy Ltd.	308,268	$4,302,810
Alumina Ltd.	413,364	471,611
AusNet Services	832,969	975,770
Australia & New Zealand Banking Group Ltd.	1,325,940	24,558,604
Bank of Queensland Ltd.	169,076	1,451,592
Bendigo & Adelaide Bank Ltd.	204,556	1,454,917
BHP Billiton Ltd.	1,463,238	23,092,744
CIMIC Group Ltd.	47,548	1,298,685
Coca-Cola Amatil Ltd.	133,305	874,893
Dexus Property Group	436,999	2,808,035
Fortescue Metals Group Ltd.[a]	711,929	1,852,683
GPT Group (The)	804,206	3,087,062
Harvey Norman Holdings Ltd.	168,784	577,058
Insurance Australia Group Ltd.	1,097,095	4,830,923
LendLease Group	163,528	1,584,915
Mirvac Group	1,670,756	2,384,321
National Australia Bank Ltd.	1,194,816	24,792,497
Orica Ltd.	170,244	1,987,803
Origin Energy Ltd.	798,069	3,343,665
QBE Insurance Group Ltd.	309,389	2,632,630
Rio Tinto Ltd.	194,053	7,634,121
Santos Ltd.	271,190	993,402
Scentre Group	2,414,665	8,642,507
South32 Ltd.[b]	2,459,163	3,115,340
Stockland	1,073,004	3,578,432
Suncorp Group Ltd.	583,737	5,568,488
Tatts Group Ltd.	337,422	970,789
Vicinity Centres	1,520,097	3,851,407
Westpac Banking Corp.	1,513,742	35,869,350
Woodside Petroleum Ltd.	337,953	7,309,138
Woolworths Ltd.	372,951	6,292,896

		192,189,088
AUSTRIA — 0.31%
Erste Group Bank AGb	126,567	3,641,482
IMMOFINANZ AG Escrow[b]	269,008	3
OMV AG	68,780	2,064,749
Raiffeisen Bank International AGb	53,731	858,801
Voestalpine AG	52,271	1,884,662

		8,449,697
BELGIUM — 0.87%
Ageas	91,255	3,580,816

Security	Shares	Value

Delhaize Group	47,015	$4,928,763
Groupe Bruxelles Lambert SA	36,750	3,246,524
KBC Groep NV	114,072	6,405,882
Proximus SADP	70,954	2,387,222
Solvay SA	22,344	2,258,722
Umicore SA	21,749	1,084,217

		23,892,146
DENMARK — 0.47%
AP Moeller - Maersk A/S Class A	1,764	2,402,382
AP Moeller - Maersk A/S Class B	3,234	4,548,691
Carlsberg A/S Class B	31,659	3,083,906
TDC A/S	369,882	1,893,153
Tryg A/S	53,439	1,009,028

		12,937,160
FINLAND — 1.02%
Elisa OYJ	23,216	867,114
Fortum OYJ	201,954	3,044,012
Metso OYJ	50,507	1,214,233
Neste OYJ	59,435	1,901,983
Nokian Renkaat OYJ	54,243	2,001,738
Orion OYJ Class B	15,615	544,766
Sampo OYJ Class A	202,662	8,850,690
Stora Enso OYJ Class R	250,402	2,185,399
UPM-Kymmene OYJ	241,642	4,616,432
Wartsila OYJ Abp	66,587	2,855,376

		28,081,743
FRANCE — 11.66%
ArcelorMittal[a]	774,508	4,375,090
AXA SA	896,558	22,606,591
BNP Paribas SA	482,489	25,553,079
Bouygues SA	91,740	3,059,765
Casino Guichard Perrachon SAa	25,260	1,503,282
Cie. de Saint-Gobain	215,649	9,878,503
Cie. Generale des Etablissements Michelin Class B	85,205	8,895,283
CNP Assurances	78,990	1,344,854
Credit Agricole SA	476,735	5,274,086
Edenred	94,080	1,855,532
Electricite de France SAa	110,236	1,583,916
Engie SA	663,916	10,949,988
Eutelsat Communications SA	78,105	2,426,535
Fonciere des Regions	14,130	1,337,428
Gecina SA	16,355	2,365,876

336

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

ICADE	15,331	$1,207,206
Imerys SA	16,207	1,196,550
Kering	22,340	3,829,110
Lagardere SCA	55,045	1,460,770
Natixis SA	425,418	2,347,094
Orange SA	906,019	15,026,017
Renault SA	87,318	8,428,811
Rexel SA	135,057	2,046,515
Sanofi	534,933	44,180,730
Schneider Electric SE	253,471	16,501,383
SCOR SE	70,222	2,391,548
SES SA	148,072	4,040,581
Societe Generale SA	330,309	12,957,433
STMicroelectronics NV	103,665	636,882
Suez Environnement Co.	136,796	2,522,536
Technip SA	47,605	2,786,740
Total SA	1,001,070	50,369,037
Unibail-Rodamco SE	45,267	12,132,089
Veolia Environnement SA	205,128	5,040,707
Vinci SA	216,967	16,212,338
Vivendi SA	528,318	10,141,622
Wendel SA	12,201	1,410,018

		319,875,525
GERMANY — 7.90%
Allianz SE Registered	208,299	35,368,764
Axel Springer SE	10,513	587,122
BASF SE	417,921	34,535,721
Bayerische Motoren Werke AG	151,840	13,999,743
Commerzbank AG	483,168	4,515,713
Daimler AG Registered	286,797	19,935,620
Deutsche Bank AG Registered	627,837	11,843,458
Deutsche Post AG Registered	436,728	12,825,286
E.ON SE	907,751	9,366,586
Evonik Industries AG	62,794	1,989,697
Hannover Rueck SE	27,158	3,097,476
K+S AG Registered	87,167	2,174,443
METRO AG	81,631	2,594,515
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	76,054	14,107,206
RTL Group SAb	18,239	1,524,136
RWE AGb	223,558	3,340,199
Siemens AG Registered	361,053	37,681,022

Security	Shares	Value

Volkswagen AGa	16,296	$2,582,249
Vonovia SE	138,571	4,663,758

		216,732,714
HONG KONG — 3.16%
Bank of East Asia Ltd. (The)[a]	525,800	1,914,847
BOC Hong Kong Holdings Ltd.	1,690,500	5,066,793
Cathay Pacific Airways Ltd.	441,000	704,945
CK Hutchison Holdings Ltd.	1,249,500	14,980,083
CLP Holdings Ltd.	876,500	8,107,162
First Pacific Co. Ltd./Hong Kong	1,176,000	745,877
Hang Lung Properties Ltd.	1,029,088	2,053,612
Hang Seng Bank Ltd.	338,100	6,145,529
HK Electric Investments & HK Electric Investments Ltd.[a,c]	955,500	859,768
Hongkong Land Holdings Ltd.	248,400	1,577,340
Hysan Development Co. Ltd.	294,000	1,301,874
Kerry Properties Ltd.	294,000	801,591
Li & Fung Ltd.	1,764,000	1,093,802
MTR Corp. Ltd.	294,000	1,455,370
New World Development Co. Ltd.	2,436,000	2,430,599
NWS Holdings Ltd.	735,000	1,119,953
PCCW Ltd.	1,617,000	1,096,455
Power Assets Holdings Ltd.	661,500	6,306,132
Sands China Ltd.	1,117,200	4,003,785
Sino Land Co. Ltd.	1,470,000	2,315,707
SJM Holdings Ltd.[a]	877,000	590,154
Sun Hung Kai Properties Ltd.	783,000	9,897,018
Swire Pacific Ltd. Class A	294,000	3,196,888
Swire Properties Ltd.	496,600	1,293,162
WH Group Ltd.[b,c]	1,679,000	1,359,269
Wharf Holdings Ltd. (The)	588,419	3,193,477
Wheelock & Co. Ltd.	441,000	2,046,615
Yue Yuen Industrial Holdings Ltd.	294,000	1,072,578

		86,730,385
IRELAND — 0.00%
Irish Bank Resolution Corp. Ltd.[b]	246,432	3

		3
ISRAEL — 0.75%
Bank Hapoalim BM	483,815	2,491,339
Bank Leumi le-Israel BMb	640,920	2,362,776
Bezeq The Israeli Telecommunication Corp. Ltd.	889,620	1,899,604
Delek Group Ltd.	2,191	389,831
Israel Chemicals Ltd.	241,642	1,200,279

337

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

Mizrahi Tefahot Bank Ltd.	59,682	$692,359
Teva Pharmaceutical Industries Ltd.	206,750	11,637,823

		20,674,011
ITALY — 2.65%
Assicurazioni Generali SpA	529,885	8,083,954
Atlantia SpA	64,389	1,793,549
Banco Popolare SC	153,728	1,085,486
CNH Industrial NV	426,965	3,276,462
Enel SpA	3,570,544	16,186,322
Eni SpA	1,157,880	18,831,716
Mediobanca SpA	262,837	2,159,963
Snam SpA	955,465	5,832,839
Telecom Italia SpA/Milano[b]	3,402,834	3,312,819
Tenaris SA	216,090	2,915,533
Terna Rete Elettrica Nazionale SpA	689,468	3,888,393
UniCredit SpA	1,081,599	4,179,741
UnipolSai SpA	507,666	1,185,005

		72,731,782
JAPAN — 22.48%
Aeon Co. Ltd.	147,000	2,257,998
Aeon Mall Co. Ltd.	29,400	420,687
Aisin Seiki Co. Ltd.	88,200	3,569,382
Alfresa Holdings Corp.	87,700	1,752,443
Amada Holdings Co. Ltd.	161,700	1,682,061
Aozora Bank Ltd.	441,000	1,611,580
Asahi Glass Co. Ltd.	441,000	2,674,975
Asahi Kasei Corp.	588,000	4,174,995
Bank of Kyoto Ltd. (The)	147,000	1,027,674
Benesse Holdings Inc.	14,700	426,595
Bridgestone Corp.	294,000	11,309,912
Brother Industries Ltd.	102,900	1,228,126
Canon Inc.	485,100	14,109,362
Chiba Bank Ltd. (The)	325,000	1,713,164
Chubu Electric Power Co. Inc.	294,000	3,985,672
Chugoku Bank Ltd. (The)	74,000	793,981
Chugoku Electric Power Co. Inc. (The)	132,300	1,763,258
Citizen Holdings Co. Ltd.	116,900	681,766
Concordia Financial Group Ltd.[b]	584,000	2,796,781
Dai Nippon Printing Co. Ltd.	294,000	2,860,451
Dai-ichi Life Insurance Co. Ltd. (The)	249,900	3,197,468

Security	Shares	Value

Daihatsu Motor Co. Ltd.	88,200	$1,236,506
Daiichi Sankyo Co. Ltd.	294,000	7,147,007
Daiwa House Industry Co. Ltd.	294,000	8,141,708
Daiwa Securities Group Inc.	735,000	4,439,058
Eisai Co. Ltd.	116,900	7,467,746
Electric Power Development Co. Ltd.	58,820	1,822,406
FamilyMart Co. Ltd.	29,400	1,590,972
FANUC Corp.	88,200	13,605,692
FUJIFILM Holdings Corp.	205,800	8,788,263
Fukuoka Financial Group Inc.	294,000	1,038,665
Gunma Bank Ltd. (The)	151,000	619,552
Hachijuni Bank Ltd. (The)	162,000	734,333
Hankyu Hanshin Holdings Inc.	294,000	1,909,715
Hino Motors Ltd.	58,800	594,622
Hirose Electric Co. Ltd.	4,600	580,831
Hiroshima Bank Ltd. (The)	147,000	552,306
Hisamitsu Pharmaceutical Co. Inc.	14,700	718,548
Hitachi Chemical Co. Ltd.	14,700	257,743
Hitachi Construction Machinery Co. Ltd.	44,100	728,714
Hitachi High-Technologies Corp.	29,400	829,833
Hitachi Ltd.	2,205,000	10,625,711
Hokuhoku Financial Group Inc.	588,000	769,382
Hokuriku Electric Power Co.	73,500	986,457
Honda Motor Co. Ltd.	735,000	20,556,919
Idemitsu Kosan Co. Ltd.	44,100	971,070
INPEX Corp.	423,500	3,515,610
Isetan Mitsukoshi Holdings Ltd.	73,500	813,346
Isuzu Motors Ltd.	264,600	2,956,487
ITOCHU Corp.	715,500	9,462,428
Itochu Techno-Solutions Corp.	14,700	296,762
Iyo Bank Ltd. (The)	116,900	799,764
Japan Airlines Co. Ltd.	58,500	2,161,321
Japan Post Bank Co. Ltd.	176,400	2,217,468
Japan Post Holdings Co. Ltd.	205,800	2,856,330
Japan Prime Realty Investment Corp.	449	2,008,005
Japan Real Estate Investment Corp.	588	3,704,024
Japan Retail Fund Investment Corp.	1,176	2,924,750
JFE Holdings Inc.	220,500	3,255,103
Joyo Bank Ltd. (The)	294,000	1,063,395

338

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

JSR Corp.	88,200	$1,253,817
JX Holdings Inc.	1,007,500	4,431,324
Kamigumi Co. Ltd.	147,000	1,371,148
Kansai Electric Power Co. Inc. (The)[b]	323,400	2,953,657
KDDI Corp.	396,900	11,755,466
Kirin Holdings Co. Ltd.	382,200	5,685,044
Kobe Steel Ltd.	1,470,000	1,483,808
Komatsu Ltd.	411,600	7,334,132
Kuraray Co. Ltd.	44,100	579,509
Kurita Water Industries Ltd.	14,700	362,983
Kyocera Corp.	147,000	7,519,333
Kyowa Hakko Kirin Co. Ltd.	50,000	927,146
Kyushu Financial Group Inc.	160,800	874,673
Lawson Inc.	14,700	1,167,812
Marubeni Corp.	379,700	2,079,931
Maruichi Steel Tube Ltd.	14,700	441,021
McDonald’s Holdings Co. Japan Ltd.[a]	14,800	369,049
Medipal Holdings Corp.	44,100	725,005
Miraca Holdings Inc.	14,700	646,418
Mitsubishi Chemical Holdings Corp.	292,100	1,588,334
Mitsubishi Corp.	617,400	10,750,186
Mitsubishi Electric Corp.	882,000	9,875,564
Mitsubishi Gas Chemical Co. Inc.	147,000	833,955
Mitsubishi Materials Corp.	441,000	1,454,956
Mitsubishi Motors Corp.	277,500	1,164,517
Mitsubishi Tanabe Pharma Corp.	102,900	1,887,870
Mitsubishi UFJ Financial Group Inc.	5,767,300	28,034,700
Mitsubishi UFJ Lease & Finance Co. Ltd.	249,900	1,135,113
Mitsui & Co. Ltd.	773,900	9,703,134
Mitsui OSK Lines Ltd.	585,000	1,295,808
Mizuho Financial Group Inc.	10,650,500	16,703,153
MS&AD Insurance Group Holdings Inc.	147,008	4,078,632
Nagoya Railroad Co. Ltd.	148,000	763,550
NEC Corp.	441,000	1,112,856
NH Foods Ltd.	25,000	568,017
NHK Spring Co. Ltd.	73,500	677,331
Nippon Building Fund Inc.	593	3,802,028
Nippon Electric Glass Co. Ltd.	167,000	913,080
Nippon Express Co. Ltd.	441,000	2,097,939

Security	Shares	Value

Nippon Prologis REIT Inc.	735	$1,790,186
Nippon Steel & Sumitomo Metal Corp.	338,100	7,391,148
Nippon Telegraph & Telephone Corp.	308,700	14,033,523
Nippon Yusen KK	735,000	1,490,677
Nissan Motor Co. Ltd.	1,124,300	10,507,968
Nisshin Seifun Group Inc.	44,130	741,996
Nissin Foods Holdings Co. Ltd.	14,700	697,939
NOK Corp.	44,100	769,107
Nomura Holdings Inc.	1,631,500	7,302,447
Nomura Real Estate Holdings Inc.	58,800	1,112,306
NSK Ltd.	205,800	1,896,526
NTT DOCOMO Inc.	646,800	15,699,235
NTT Urban Development Corp.	29,400	286,869
Odakyu Electric Railway Co. Ltd.	147,000	1,639,058
ORIX Corp.	602,700	8,936,712
Osaka Gas Co. Ltd.	893,000	3,311,766
Otsuka Holdings Co. Ltd.	176,400	7,082,709
Panasonic Corp.	350,500	3,257,509
Resona Holdings Inc.	992,900	3,648,846
Ricoh Co. Ltd.	323,400	3,427,596
Rinnai Corp.	5,700	520,482
Rohm Co. Ltd.	31,400	1,438,011
Sankyo Co. Ltd.	29,400	1,145,829
Sanrio Co. Ltd.[a]	14,800	299,610
SBI Holdings Inc./Japan	102,900	1,117,527
Secom Co. Ltd.	29,400	2,320,510
Sega Sammy Holdings Inc.	88,200	990,854
Seiko Epson Corp.	132,300	2,282,591
Sekisui Chemical Co. Ltd.	176,400	2,286,712
Sekisui House Ltd.	279,300	5,041,992
Shinsei Bank Ltd.	735,000	1,071,639
Shizuoka Bank Ltd. (The)	294,000	2,266,928
Showa Shell Sekiyu KK	73,500	788,616
Sompo Japan Nipponkoa Holdings Inc.	73,500	2,019,971
Sumitomo Corp.	511,100	5,588,925
Sumitomo Electric Industries Ltd.	338,100	4,250,147
Sumitomo Heavy Industries Ltd.	294,000	1,299,706
Sumitomo Metal Mining Co. Ltd.	223,000	2,609,430
Sumitomo Mitsui Financial Group Inc.	573,300	18,287,517

339

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

Sumitomo Mitsui Trust Holdings Inc.	1,470,050	$4,734,607
Sumitomo Rubber Industries Ltd.	73,500	1,167,812
Suzuken Co. Ltd./Aichi Japan	17,160	613,459
T&D Holdings Inc.	264,600	2,674,563
Taisho Pharmaceutical Holdings Co. Ltd.	14,700	1,236,506
Takashimaya Co. Ltd.	147,000	1,108,734
Takeda Pharmaceutical Co. Ltd.	352,800	17,350,658
THK Co. Ltd.	73,500	1,505,103
Tobu Railway Co. Ltd.	294,000	1,544,259
Tokio Marine Holdings Inc.	308,700	10,643,435
Tokyo Electric Power Co. Holdings Inc.[b]	321,300	1,771,737
Tokyo Electron Ltd.	73,500	5,090,972
Tokyo Gas Co. Ltd.	1,029,000	4,665,339
Tokyo Tatemono Co. Ltd.	37,700	513,731
Tokyu Corp.	147,000	1,303,827
Tokyu Fudosan Holdings Corp.	102,300	724,739
Toppan Printing Co. Ltd.	294,000	2,602,159
Toshiba Corp.[a,b]	1,911,000	4,197,252
Toyo Suisan Kaisha Ltd.	14,800	539,464
Toyoda Gosei Co. Ltd.	29,400	563,572
Toyota Industries Corp.	73,500	3,342,002
Toyota Motor Corp.	793,800	41,947,242
Toyota Tsusho Corp.	102,900	2,423,553
Trend Micro Inc./Japan	14,700	574,975
United Urban Investment Corp.	1,176	2,056,448
Yamaguchi Financial Group Inc.	89,000	852,610
Yamazaki Baking Co. Ltd.	10,000	244,124
Yokohama Rubber Co. Ltd. (The)	46,500	817,048

		616,649,932
NETHERLANDS — 1.63%
Aegon NV	835,107	4,793,925
AerCap Holdings NVa,b	25,725	1,029,257
Boskalis Westminster	38,977	1,625,202
ING Groep NV CVA	1,761,354	21,575,727
Koninklijke DSM NV	82,202	5,042,675
Koninklijke KPN NV	953,442	3,751,103
Koninklijke Vopak NV	32,566	1,769,672
NN Group NV	143,935	4,988,539

		44,576,100
NEW ZEALAND — 0.18%
Contact Energy Ltd.	150,606	534,981

Security	Shares	Value

Fletcher Building Ltd.	291,817	$1,701,802
Meridian Energy Ltd.	597,188	1,106,597
Mighty River Power Ltd.	315,332	665,897
Spark New Zealand Ltd.	312,292	810,153

		4,819,430
NORWAY — 1.13%
DNB ASA	446,965	5,722,813
Gjensidige Forsikring ASA	89,196	1,527,520
Norsk Hydro ASA	614,105	2,671,531
Orkla ASA	247,548	2,161,186
Schibsted ASA	13,287	387,603
Schibsted ASA Class Bb	17,813	506,361
Statoil ASA	508,410	8,984,550
Telenor ASA	340,929	5,868,195
Yara International ASA	81,187	3,250,565

		31,080,324
PORTUGAL — 0.24%
Banco Comercial Portugues SA Registered[a,b]	10,562,286	468,174
EDP - Energias de Portugal SA	1,047,505	3,724,053
Galp Energia SGPS SA	176,011	2,418,121

		6,610,348
SINGAPORE — 1.57%
Ascendas REIT	363,550	665,402
CapitaLand Commercial Trust Ltd.	934,500	994,260
CapitaLand Mall Trust	1,131,900	1,743,263
Golden Agri-Resources Ltd.	3,212,200	955,976
Hutchison Port Holdings Trust	2,584,400	1,150,058
Jardine Cycle & Carriage Ltd.	58,800	1,689,562
Jardine Matheson Holdings Ltd.	117,600	6,503,280
Keppel Corp. Ltd.[a]	657,100	2,640,036
Noble Group Ltd.[a,b]	2,204,800	754,591
Oversea-Chinese Banking Corp. Ltd.	920,200	6,004,356
SembCorp Industries Ltd.	467,300	1,004,797
Sembcorp Marine Ltd[a]	379,700	471,782
Singapore Press Holdings Ltd.[a]	457,600	1,382,282
Singapore Telecommunications Ltd.	1,255,700	3,606,266
Suntec REIT	1,080,500	1,354,594
United Overseas Bank Ltd.[a]	588,000	8,137,197
UOL Group Ltd.	189,900	867,517

340

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

Wilmar International Ltd.	876,100	$2,418,311
Yangzijiang Shipbuilding Holdings Ltd.[a]	890,700	656,072

		42,999,602
SPAIN — 4.00%
ACS Actividades de Construccion y Servicios SA	45,390	1,501,137
Banco Bilbao Vizcaya Argentaria SA	1,505,133	10,314,113
Banco Popular Espanol SAa	282,366	768,093
Banco Santander SA	6,591,774	33,378,040
Bankia SA	2,119,005	1,973,152
CaixaBank SA	465,696	1,402,268
Enagas SA	63,923	1,947,863
Endesa SA	148,287	3,114,024
Ferrovial SA	141,561	3,046,551
Gas Natural SDG SA	160,131	3,331,569
Iberdrola SA	2,512,008	17,849,695
Mapfre SA	515,258	1,307,183
Repsol SA	505,537	6,626,844
Telefonica SA	2,062,263	22,491,076
Zardoya Otis SA	48,273	512,533

		109,564,141
SWEDEN — 2.62%
Husqvarna AB Class B	187,990	1,499,712
ICA Gruppen AB	23,520	773,109
Industrivarden AB Class C	71,001	1,293,912
Nordea Bank AB	1,383,417	13,441,948
Sandvik AB	483,575	4,966,884
Skandinaviska Enskilda Banken AB Class A	691,225	6,608,574
Skanska AB Class B	172,872	3,805,470
SKF AB Class B	180,189	3,321,922
Svenska Handelsbanken AB Class A	681,051	9,075,077
Swedbank AB Class A	412,929	8,914,896
Tele2 AB Class B	146,883	1,402,469
Telefonaktiebolaget LM Ericsson Class B	1,383,123	11,206,426
Telia Co. AB	1,180,649	5,643,898

		71,954,297
SWITZERLAND — 6.21%
ABB Ltd. Registered	1,000,352	21,165,507
Adecco SA Registered	74,756	4,816,049

Security	Shares	Value

Aryzta AG	39,714	$1,543,398
Baloise Holding AG Registered	22,779	2,820,936
Credit Suisse Group AG Registered	816,879	12,417,243
Julius Baer Group Ltd.	36,210	1,549,267
Nestle SA Registered	508,754	37,950,872
Novartis AG Registered	362,796	27,706,486
Pargesa Holding SA Bearer	14,012	974,335
Sulzer AG Registered	6,198	566,129
Swiss Life Holding AG Registered	14,455	3,651,075
Swiss Prime Site AG Registered	29,967	2,627,779
Swiss Re AG	160,524	14,252,053
Swisscom AG Registered	11,829	6,003,973
Syngenta AG Registered	42,491	17,022,998
Zurich Insurance Group AG	68,502	15,344,162

		170,412,262
UNITED KINGDOM — 22.60%
3i Group PLC	441,401	3,062,339
Aberdeen Asset Management PLC	421,668	1,845,075
Admiral Group PLC	95,635	2,601,579
Anglo American PLC[a]	637,245	7,126,345
Antofagasta PLC	118,516	838,904
AstraZeneca PLC	575,211	33,098,395
Aviva PLC	1,837,529	11,639,335
BAE Systems PLC	1,430,102	9,999,234
Barclays PLC	7,642,089	19,199,260
BHP Billiton PLC	963,291	13,167,216
BP PLC	8,351,070	45,722,671
British Land Co. PLC (The)	442,401	4,659,650
Centrica PLC	2,313,927	8,080,983
Cobham PLC	528,759	1,192,852
Direct Line Insurance Group PLC	628,604	3,332,529
G4S PLC	255,074	703,972
GKN PLC	392,321	1,601,721
GlaxoSmithKline PLC	2,215,584	47,353,467
Glencore PLC	5,558,217	13,263,705
Hammerson PLC	358,607	3,070,517
HSBC Holdings PLC	8,923,635	59,151,893
ICAP PLC	254,052	1,743,574
IMI PLC	116,847	1,600,433
Imperial Brands PLC	435,120	23,702,006
Intu Properties PLC	428,530	1,910,255

341

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE ETF

April 30, 2016

Security	Shares	Value

Investec PLC	167,324	$1,281,941
J Sainsbury PLC	602,357	2,549,234
Kingfisher PLC	1,035,136	5,518,077
Land Securities Group PLC	180,465	2,992,593
Legal & General Group PLC	941,579	3,077,263
Lloyds Banking Group PLC	25,955,202	25,501,222
Marks & Spencer Group PLC	737,731	4,576,777
Meggitt PLC	349,786	2,104,434
National Grid PLC	1,700,349	24,280,737
Old Mutual PLC	2,227,334	6,052,538
Pearson PLC	370,858	4,373,325
Petrofac Ltd.	119,872	1,483,825
Rexam PLC	315,318	2,886,935
Rio Tinto PLC	566,205	19,081,135
Rolls-Royce Holdings PLC	832,208	8,161,890
Rolls-Royce Holdings PLC New[b]	59,086,768	86,556
Royal Bank of Scotland Group PLC[b]	1,579,368	5,321,321
Royal Dutch Shell PLC Class A	1,792,518	46,727,203
Royal Dutch Shell PLC Class B	1,808,688	47,320,942
Royal Mail PLC	396,606	2,828,833
RSA Insurance Group PLC	465,178	3,128,490
Segro PLC	341,656	2,090,556
Severn Trent PLC	72,119	2,352,763
Smiths Group PLC	179,716	2,916,989
SSE PLC	457,441	10,118,597
Standard Chartered PLC	1,490,580	12,055,391
Standard Life PLC	891,810	4,260,214
Tate & Lyle PLC	213,316	1,837,422
Vodafone Group PLC	12,101,187	38,857,673
Weir Group PLC (The)	95,509	1,678,935
William Hill PLC	402,687	1,844,607
Wm Morrison Supermarkets PLC	1,008,714	2,823,820

		619,840,148

TOTAL COMMON STOCKS
(Cost: $2,975,497,095)		2,700,800,838

PREFERRED STOCKS — 0.78%

GERMANY — 0.66%
Bayerische Motoren Werke AG	24,822	1,971,611
Porsche Automobil Holding SE	69,652	3,887,479
Volkswagen AG	84,394	12,222,735

		18,081,825

Security	Shares	Value

ITALY — 0.12%
Intesa Sanpaolo SpA	428,635	$1,127,191
Telecom Italia SpA/Milano	2,725,452	2,138,292

		3,265,483

TOTAL PREFERRED STOCKS (Cost: $26,399,229)		21,347,308

SHORT-TERM INVESTMENTS — 1.05%

MONEY MARKET FUNDS — 1.05%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[d,e,f]	26,326,735	26,326,735
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[d,e,f]	1,436,452	1,436,452
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[d,e]	1,088,168	1,088,168

		28,851,355

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,851,355)		28,851,355

TOTAL INVESTMENTS IN SECURITIES — 100.29% (Cost: $3,030,747,679)		2,750,999,501
Other Assets, Less Liabilities — (0.29)%		(7,944,536)

NET ASSETS — 100.00%		$2,743,054,965

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

342

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.87%

AUSTRIA — 0.60%
Erste Group Bank AGa	40,873	$1,175,964
IMMOEAST AG Escrow[a]	740	—
IMMOFINANZ AG Escrow[a]	328	—
Raiffeisen Bank International AGa	17,224	275,297

		1,451,261
BELGIUM — 1.78%
Ageas	29,480	1,156,786
Groupe Bruxelles Lambert SA	11,879	1,049,400
KBC Groep NV	36,782	2,065,548

		4,271,734
DENMARK — 1.35%
Danske Bank A/S	103,332	2,922,675
Tryg A/S	17,014	321,256

		3,243,931
FINLAND — 1.19%
Sampo OYJ Class A	65,584	2,864,196

		2,864,196
FRANCE — 12.92%
AXA SA	288,811	7,282,331
BNP Paribas SA	155,117	8,215,145
CNP Assurances	25,376	432,042
Credit Agricole SA	154,748	1,711,966
Eurazeo SA	5,901	415,660
Fonciere des Regions	4,528	428,583
Gecina SA	5,200	752,220
ICADE	5,019	395,210
Klepierre	32,570	1,532,263
Natixis SA	137,191	756,903
SCOR SE	22,617	770,266
Societe Generale SA	106,279	4,169,136
Unibail-Rodamco SE	13,881	3,720,271
Wendel SA	4,252	491,386

		31,073,382
GERMANY — 11.77%
Allianz SE Registered	66,920	11,362,886
Commerzbank AG	156,112	1,459,031
Deutsche Bank AG Registered	201,858	3,807,830
Deutsche Boerse AG	28,303	2,323,962
Deutsche Wohnen AG Bearer	49,660	1,521,204
Hannover Rueck SE	8,872	1,011,886
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	24,442	4,533,730

Security	Shares	Value

Vonovia SE	68,395	$2,301,908

		28,322,437
IRELAND — 0.51%
Bank of Ireland[a]	4,012,321	1,217,810

		1,217,810
ITALY — 5.43%
Assicurazioni Generali SpA	171,096	2,610,250
Banco Popolare SC	50,691	357,933
EXOR SpA	16,331	613,514
Intesa Sanpaolo SpA	1,857,779	5,149,291
Mediobanca SpA	83,043	682,438
UniCredit SpA	698,431	2,699,023
Unione di Banche Italiane SpA	131,972	559,572
UnipolSai SpA	162,675	379,720

		13,051,741
NETHERLANDS — 4.19%
Aegon NV	267,100	1,533,285
ING Groep NV CVA	566,758	6,942,509
NN Group NV	46,380	1,607,451

		10,083,245
NORWAY — 0.97%
DNB ASA	143,177	1,833,198
Gjensidige Forsikring ASA	29,251	500,936

		2,334,134
PORTUGAL — 0.11%
Banco Comercial Portugues SA Registered[a,b]	6,092,787	270,063

		270,063
SPAIN — 9.28%
Banco Bilbao Vizcaya Argentaria SA	952,609	6,527,873
Banco de Sabadell SA	741,518	1,417,477
Banco de Sabadell SA New[a]	21,374	40,858
Banco Popular Espanol SA	253,510	689,599
Banco Santander SA	2,113,423	10,701,507
Bankia SA	672,874	626,560
Bankinter SA	99,189	756,162
CaixaBank SA	389,843	1,173,866
Mapfre SA	156,982	398,255

		22,332,157
SWEDEN — 6.70%
Industrivarden AB Class C	24,143	439,979
Investment AB Kinnevik Class B	34,382	990,002
Investor AB Class B	66,824	2,454,740

343

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS ETF

April 30, 2016

Security	Shares	Value

Nordea Bank AB	444,578	$4,319,735
Skandinaviska Enskilda Banken AB Class A	222,491	2,127,163
Svenska Handelsbanken AB Class A	219,188	2,920,703
Swedbank AB Class A	132,547	2,861,612

		16,113,934
SWITZERLAND — 11.81%
Baloise Holding AG Registered	7,319	906,380
Credit Suisse Group AG Registered	262,841	3,995,402
Julius Baer Group Ltd.	32,776	1,402,341
Pargesa Holding SA Bearer	4,544	315,970
Partners Group Holding AG	2,357	971,325
Swiss Life Holding AG Registered	4,687	1,183,853
Swiss Prime Site AG Registered	9,685	849,269
Swiss Re AG	51,542	4,576,134
UBS Group AG	535,439	9,273,122
Zurich Insurance Group AG	22,027	4,933,956

		28,407,752
UNITED KINGDOM — 30.26%
3i Group PLC	140,071	971,780
Aberdeen Asset Management PLC	134,941	590,456
Admiral Group PLC	30,874	839,872
Aviva PLC	591,640	3,747,585
Barclays PLC	2,457,447	6,173,857
British Land Co. PLC (The)	143,741	1,513,972
Direct Line Insurance Group PLC	200,971	1,065,443
Hammerson PLC	115,617	989,953
Hargreaves Lansdown PLC	38,148	718,656
HSBC Holdings PLC	2,865,539	18,994,732
ICAP PLC	80,641	553,444
Intu Properties PLC	139,136	620,226
Investec PLC	81,312	622,966
Land Securities Group PLC	116,179	1,926,559
Legal & General Group PLC	869,799	2,842,672
Lloyds Banking Group PLC	8,353,250	8,207,144
London Stock Exchange Group PLC	45,942	1,825,862
Old Mutual PLC	721,057	1,959,394
Provident Financial PLC	21,467	916,366
Prudential PLC	376,464	7,431,226
Royal Bank of Scotland Group PLC[a]	507,373	1,709,478
RSA Insurance Group PLC	148,562	999,133
Schroders PLC	18,205	670,447
Segro PLC	110,491	676,082

Security	Shares	Value

St. James’s Place PLC	76,588	$972,721
Standard Chartered PLC	479,148	3,875,214
Standard Life PLC	288,136	1,376,438

		72,791,678

TOTAL COMMON STOCKS (Cost: $318,574,426)		237,829,455

PREFERRED STOCKS — 0.15%

ITALY — 0.15%
Intesa Sanpaolo SpA	136,207	358,187

		358,187

TOTAL PREFERRED STOCKS (Cost: $397,833)		358,187

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[c,d,e]	268,737	268,737
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[c,d,e]	14,663	14,663
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[c,d]	30,469	30,469

		313,869

TOTAL SHORT-TERM INVESTMENTS (Cost: $313,869)		313,869

TOTAL INVESTMENTS IN SECURITIES — 99.15% (Cost: $319,286,128)		238,501,511
Other Assets, Less Liabilities — 0.85%		2,032,658

NET ASSETS — 100.00%		$240,534,169

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

344

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 98.78%

AUSTRALIA — 0.00%
AED Oil Ltd.[a]	11,395	$—

		—
AUSTRIA — 1.67%
ams AG	3,942	104,256
Austria Technologie & Systemtechnik AG	1,512	20,920
BUWOG AG	3,039	63,976
CA Immobilien Anlagen AG	4,131	78,920
Conwert Immobilien Invest SEa	3,618	57,310
DO & CO AG	324	36,738
EVN AG	1,821	21,868
FACC AGa	1,323	7,576
Flughafen Wien AG	297	33,959
IMMOFINANZ AGa	51,435	121,298
Kapsch TrafficCom AG	324	11,135
Lenzing AG	460	35,653
Oesterreichische Post AG	1,917	74,893
Palfinger AG	864	26,570
Porr AG	469	14,853
RHI AG	1,512	32,523
S IMMO AG	3,032	29,761
Schoeller-Bleckmann Oilfield Equipment AG	630	42,493
Semperit AG Holding	572	20,539
UNIQA Insurance Group AG	7,242	52,289
Wienerberger AG	6,272	123,954
Zumtobel Group AG	1,647	21,448

		1,032,932
BELGIUM — 3.03%
Ablynx NVa,b	2,759	41,696
Ackermans & van Haaren NV	1,327	172,810
Aedifica SA	756	53,373
AGFA-Gevaert NVa	9,531	37,869
Barco NV	621	43,380
Befimmo SA	1,164	77,791
Bekaert SA	2,025	89,097
bpost SA	5,566	157,048
Cie. d’Entreprises CFE	466	46,253
Cofinimmo SA	1,142	141,917
D’ieteren SA/NV	1,407	62,309
Econocom Group SA/NV	3,429	36,957
Elia System Operator SA/NV	1,687	87,249

Security	Shares	Value

Euronav NV	6,674	$73,383
EVS Broadcast Equipment SA	729	24,711
Exmar NV	1,701	14,612
Fagron[b]	1,809	13,177
Galapagos NVa,b	1,849	84,054
Gimv NV	1,134	62,993
Intervest Offices & Warehouses NVa	810	23,175
Ion Beam Applications	1,161	47,805
KBC Ancora	1,809	63,878
Kinepolis Group NV	756	33,337
Melexis NV	1,134	62,629
Mobistar SAa	1,647	36,021
Nyrstar NVa,b	44,493	35,162
Ontex Group NV	3,850	117,979
Tessenderlo Chemie NVa	1,685	57,917
Warehouses De Pauw CVA	783	71,296

		1,869,878
CHINA — 0.00%
Boshiwa International Holding Ltd.[a,b]	20,000	217

		217
DENMARK — 2.56%
ALK-Abello A/S	329	53,464
Alm Brand A/S	3,942	29,300
Ambu A/Sb	1,526	52,602
Bang & Olufsen A/Sa,b	2,379	25,810
Bavarian Nordic A/Sa	1,755	66,977
D/S Norden A/Sa,b	1,404	24,609
Dfds A/S	1,566	62,536
FLSmidth & Co. A/Sb	2,741	106,463
GN Store Nord A/S	8,640	169,920
IC Group A/S	432	14,625
Jyske Bank A/S Registered	4,030	165,025
Matas A/S	2,160	41,217
NKT Holding A/S	1,350	76,929
NNIT A/Sc	729	19,856
PER Aarsleff A/S	1,150	31,766
Rockwool International A/S Class B	405	67,497
Royal Unibrew A/S	2,478	111,959
Schouw & Co.	702	41,051
SimCorp A/S	2,322	104,410
Solar A/S Class B	324	16,653
Spar Nord Bank A/S	5,427	44,262
Sydbank A/S	4,212	119,133
Topdanmark A/Sa	3,888	102,909

345

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

TORM PLC[b]	1,404	$17,825
Zealand Pharma A/Sa,b	729	14,472

		1,581,270
FINLAND — 2.50%
Amer Sports OYJ	6,669	197,222
Cargotec OYJ Class B	2,026	76,576
Caverion Corp.	5,387	39,488
Citycon OYJ	22,718	57,608
Cramo OYJ	1,890	37,818
F-Secure OYJ	5,103	14,962
Ferratum OYJ	469	12,489
Huhtamaki OYJ	5,157	202,595
Kemira OYJ	5,739	69,544
Kesko OYJ Class B	3,631	145,099
Konecranes OYJ	2,924	67,081
Metsa Board OYJ	10,854	68,187
Oriola-KD OYJ Class B	6,435	31,840
Outokumpu OYJ[a,b]	16,362	68,627
Outotec OYJ[a,b]	9,045	36,031
PKC Group OYJ[b]	1,215	21,848
Ponsse OYJ	621	15,890
Ramirent OYJ	3,780	26,409
Sanoma OYJ	4,077	19,986
Sponda OYJ	12,555	54,672
Stockmann OYJ Abp Class Ba,b	1,836	12,743
Technopolis OYJ	4,914	21,219
Tieto OYJ	2,926	76,845
Uponor OYJ	3,051	47,070
Valmet OYJ	6,372	79,915
YIT OYJ	6,075	41,470

		1,543,234
FRANCE — 7.82%
AB Science SAa,b	837	18,061
ABC Arbitrage	1,728	11,954
Adocia[a]	216	15,348
Air France-KLM[a]	7,540	67,637
Akka Technologies	636	20,513
Albioma SA	1,064	17,366
Alten SA	1,512	93,516
Altran Technologies SA	7,377	109,460
ANF Immobilier	351	9,709
APERAM SA	2,646	104,025
Assystem	545	14,145
Axway Software SA	351	7,735

Security	Shares	Value

Boiron SA	438	$35,116
Bonduelle SCA	783	23,138
BOURBON SAb	1,439	21,228
Cegedim SAa	297	8,157
Cegid Group SA	306	21,659
Cellectis SAa,b	1,404	38,947
CGG SAa,b	35,767	33,592
Cie. des Alpes	486	8,461
Coface SAa	5,299	42,782
DBV Technologies SAa,b	1,148	78,510
Derichebourg SA	4,698	14,959
Eiffage SA	3,199	254,390
Elior Group[c]	5,319	114,379
Elis SA	3,537	64,959
Eramet[a,b]	297	11,828
Etablissements Maurel et Prom[a,b]	7,155	28,764
Euler Hermes Group	764	72,629
Eurofins Scientific SE	498	184,833
Europcar Groupe SAa,c	4,536	52,628
Faiveley Transport SA	423	46,026
Faurecia	3,510	145,008
FFP	378	29,211
GameLoft SEa	4,293	36,386
Gaztransport Et Technigaz SA	1,297	48,138
Genfit[a,b]	1,107	37,815
GL Events	459	8,822
Groupe Crit	216	14,245
Groupe Fnac SAa	605	34,945
Guerbet	351	23,096
Haulotte Group SA	702	10,975
Havas SA	9,271	77,600
ID Logistics Group[a]	118	14,191
Innate Pharma SAa	2,246	32,516
Interparfums SA	559	14,790
Ipsen SA	2,106	127,480
IPSOS	1,917	57,087
Jacquet Metal Service	707	10,515
Korian SA	2,008	63,269
LISI	945	27,048
Manitou BF SA	594	10,328
Marie Brizard Wine & Spirits SAa	1,337	25,619
Mercialys SA	2,889	64,375
Mersen	783	12,537
Metropole Television SA	3,227	61,225
MGI Coutier	432	9,203

346

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Naturex[a,b]	351	$29,589
Neopost SA	1,973	48,314
Nexans SAa	1,544	71,886
Nexity SA	1,674	89,788
Oeneo SA	1,404	11,642
Orpea	2,187	180,376
Parrot SAa	1,026	20,635
Pierre & Vacances SAa	324	12,691
Plastic Omnium SA	3,439	113,912
Rallye SAb	1,246	23,975
Rubis SCA	2,165	169,015
Saft Groupe SA	1,539	47,839
Sartorius Stedim Biotech	162	61,880
SEB SA	1,269	142,249
Societe Television Francaise 1	6,642	79,840
Solocal Group[a,b]	2,083	12,406
Sopra Steria Group	864	100,443
SPIE SAa	2,943	57,977
Ste Industrielle d’Aviation Latecoere SAa	3,348	13,728
Synergie SA	459	13,858
Tarkett SA	1,107	36,135
Technicolor SA Registered	19,558	134,180
Teleperformance	3,186	286,088
Trigano SA	486	28,500
UBISOFT Entertainment[a]	5,643	163,972
Vallourec SAb	17,058	88,602
Valneva SEa	2,756	10,701
Vicat SA	999	69,568
Vilmorin & Cie SA	366	26,204
Virbac SAb	243	44,336

		4,833,207
GERMANY — 10.26%
Aareal Bank AG	3,438	122,148
ADLER Real Estate AGa	1,296	17,167
ADO Properties SAa,c	1,377	45,343
ADVA Optical Networking SEa	2,403	25,602
AIXTRON SEa,b	5,901	29,333
Alstria office REIT AG	6,482	90,946
Amadeus Fire AG	297	22,308
AURELIUS SE & Co KGaA	1,161	69,440
Aurubis AG	1,917	104,040
Bauer AG	522	8,526
BayWa AGb	783	27,353
Bechtle AG	810	84,609

Security	Shares	Value

Bertrandt AG	279	$32,227
Bijou Brigitte AG	231	14,925
Bilfinger SE	1,944	84,754
Borussia Dortmund GmbH & Co. KGaA	4,469	20,075
BRAAS Monier Building Group SA	1,093	30,370
CANCOM SE	972	49,602
Capital Stage AG	2,457	18,984
Carl Zeiss Meditec AG Bearer	1,836	59,900
Cewe Stiftung & Co. KGAA	297	18,723
comdirect bank AG	1,650	18,766
CompuGroup Medical SE	1,350	53,035
CTS Eventim AG & Co. KGaA	2,430	85,138
Delticom AG	351	6,438
Deutsche Beteiligungs AG	621	18,361
Deutsche Euroshop AG	2,575	120,021
Deutsche Pfandbriefbank AGa,c	6,183	65,152
DEUTZ AG	4,995	25,493
Dialog Semiconductor PLC[a,b]	4,166	144,768
DIC Asset AG	2,592	23,892
DMG Mori AG	2,187	104,804
Draegerwerk AG & Co. KGaA	162	9,860
Drillisch AG	2,759	113,871
Duerr AG	1,485	118,923
ElringKlinger AG	1,766	43,225
Evotec AGa	6,156	24,501
Freenet AG	7,209	220,210
Gerresheimer AG	1,770	131,651
Gerry Weber International AGb	1,512	21,820
Gesco AG	162	13,539
GFT Technologies SE	918	22,511
Grammer AG	675	26,131
Grand City Properties SA	5,535	122,289
GRENKELEASING AG	513	101,179
Hamborner REIT AG	3,490	38,869
Hamburger Hafen und Logistik AG	1,417	22,235
Heidelberger Druckmaschinen AGa,b	13,852	31,223
Hornbach Baumarkt AG	486	15,071
Indus Holding AG	1,296	65,995
Jenoptik AG	2,360	36,910
KION Group AG	3,605	196,457
Kloeckner & Co. SEb	5,589	65,134
Krones AG	786	89,610
KUKA AGb	1,327	130,770
KWS Saat SEb	121	41,950

347

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

LEG Immobilien AG	3,513	$325,148
LEONI AGb	1,836	66,167
Manz AGa	189	7,930
MLP AG	4,050	15,790
MorphoSys AGa	1,357	67,920
MTU Aero Engines AG	2,916	275,270
Nemetschek SE	1,080	60,365
Nordex SEa	3,672	102,830
NORMA Group SE	1,782	91,662
PATRIZIA Immobilien AGa	2,139	49,562
Pfeiffer Vacuum Technology AG	594	63,857
QSC AG	5,454	8,464
Rational AG	189	95,972
Rheinmetall AG	2,214	173,246
RHOEN-KLINIKUM AG	2,303	71,575
RIB Software AGb	1,944	20,540
SAF-Holland SA	2,484	29,247
Salzgitter AG	2,270	76,841
SGL Carbon SEa,b	2,580	30,185
Siltronic AGa	783	15,313
Sixt Leasing AGa	756	15,759
Sixt SE	729	42,207
SLM Solutions Group AGa	675	19,165
SMA Solar Technology AGa,b	594	31,466
Software AG	2,902	110,915
STADA Arzneimittel AG	3,483	147,802
STRATEC Biomedical AG	270	15,475
Stroeer SE & Co. KGaA[b]	1,404	69,147
Suedzucker AG	4,617	81,436
TAG Immobilien AGb	5,820	77,292
Takkt AG	1,810	37,834
TLG Immobilien AG	3,780	79,943
Vossloh AGa	517	35,795
VTG AG	594	18,403
Wacker Chemie AG	891	85,447
Wacker Neuson SE	1,580	26,747
Wincor Nixdorf AGa	1,678	98,113
Wirecard AGb	6,589	284,624
XING AG	162	30,727
zooplus AGa	270	37,882

		6,340,240
HONG KONG — 0.00%
China Hongxing Sports Ltd.[a]	198,000	1
Peace Mark Holdings Ltd.[a]	30,000	—

Security	Shares	Value

Real Gold Mining Ltd.[a,b]	27,000	$21
Titan Petrochemicals Group Ltd.[a]	400,000	1

		23
IRELAND — 1.70%
C&C Group PLC	19,575	87,954
FBD Holdings PLC[a]	1,512	11,083
Glanbia PLC	10,233	192,917
Hibernia REIT PLC	40,692	60,076
Irish Continental Group PLC	9,423	55,582
Kingspan Group PLC	8,316	219,069
Origin Enterprises PLC	6,939	48,894
Permanent TSB Group Holdings PLC[a]	7,614	23,842
Smurfit Kappa Group PLC	13,186	349,625

		1,049,042
ISRAEL — 0.06%
Africa Israel Investments Ltd.[a]	1	—
Plus500 Ltd.	4,266	36,808

		36,808
ITALY — 6.94%
A2A SpA	80,622	115,056
ACEA SpA	3,162	46,501
Amplifon SpA	5,238	48,205
Anima Holding SpA[c]	10,372	73,416
Ansaldo STS SpA	6,322	76,754
Ascopiave SpA	3,930	10,749
Astaldi SpA[b]	2,646	12,977
ASTM SpA	2,188	28,794
Autogrill SpA[a]	7,371	62,431
Azimut Holding SpA	5,434	136,800
Banca Carige SpA[a,b]	34,183	27,935
Banca Generali SpA	3,429	101,838
Banca IFIS SpA	1,242	35,535
Banca Mediolanum SpA	12,852	105,763
Banca Monte dei Paschi di Siena SpA[a,b]	148,127	119,863
Banca Popolare dell’Emilia Romagna SC	27,298	159,612
Banca Popolare di Milano Scarl	197,584	149,812
Banca Popolare di Sondrio Scarl	26,139	97,539
Beni Stabili SpA SIIQ	60,916	45,141
BI Esse SpA/Fossano	702	10,670
Brembo SpA	1,710	91,875
Brunello Cucinelli SpA	1,593	31,291

348

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Buzzi Unicem SpA[b]	3,807	$72,120
Cementir Holding SpA	2,784	14,681
Cerved Information Solutions SpA	11,124	89,505
CIR-Compagnie Industriali Riunite SpA[a]	21,789	27,202
COFIDE SpA[a]	23,128	11,261
Credito Emiliano SpA	4,995	36,071
Credito Valtellinese SCa	63,866	49,814
Danieli & C Officine Meccaniche SpA	759	16,647
Danieli & C Officine Meccaniche SpA RSP	2,217	36,057
Datalogic SpA	1,215	22,126
Davide Campari-Milano SpA	16,470	159,023
De’ Longhi SpA	2,945	67,832
DeA Capital SpA	5,481	8,192
DiaSorin SpA	1,278	74,652
Ei Towers SpA	945	55,417
Engineering Ingegneria Informatica SpA	270	20,410
ERG SpA	3,159	41,066
Esprinet SpA	1,782	15,563
Fincantieri SpA[a,b]	28,019	11,553
FinecoBank Banca Fineco SpA	12,245	98,314
Geox SpA[a,b]	4,605	14,842
Hera SpA	38,397	115,486
Immobiliare Grande Distribuzione SIIQ SpA	25,029	22,733
Industria Macchine Automatiche SpA	864	50,370
Infrastrutture Wireless Italiane SpA[a,c]	13,797	70,731
Interpump Group SpA	4,088	58,855
Iren SpA	30,970	57,286
Italcementi SpA	10,827	128,471
Italmobiliare SpA	378	16,452
La Doria SpA	711	10,342
Maire Tecnimont SpA[a]	6,291	19,080
MARR SpA	1,971	40,115
Mediaset SpA	43,497	195,790
Moleskine SpA	7,371	16,986
Moncler SpA	7,776	126,112
Newron Pharmaceuticals SpA[a]	621	11,208
OVS SpA[a,c]	5,886	38,427
Piaggio & C SpA[b]	9,909	21,938
RAI Way SpA[c]	5,751	28,982
Recordati SpA	5,346	135,870
Reply SpA	243	34,595

Security	Shares	Value

Rizzoli Corriere Della Sera Mediagroup SpA[a,b]	14,149	$9,124
Safilo Group SpA[a]	1,853	16,342
Salini Impregilo SpA	12,479	54,627
Salvatore Ferragamo SpA	2,889	66,873
Saras SpA[a]	7,968	13,872
Societa Cattolica di Assicurazioni Scrl	8,466	58,809
Societa Iniziative Autostradali e Servizi SpA	4,052	42,372
Tamburi Investment Partners SpA	5,481	19,687
Tod’s SpA[b]	706	48,760
Trevi Finanziaria Industriale SpA	5,427	8,752
Unipol Gruppo Finanziario SpA	24,610	105,420
Vittoria Assicurazioni SpA	1,656	16,871
Yoox Net-A-Porter Group SpA[a]	2,889	84,576
Zignago Vetro SpA	1,475	9,773

		4,286,592
NETHERLANDS — 3.43%
Aalberts Industries NV	5,562	190,603
Accell Group	1,188	25,179
Amsterdam Commodities NV	972	26,268
Arcadis NV	3,861	66,134
ASM International NV	2,838	115,799
BE Semiconductor Industries NV	1,674	50,445
BinckBank NV	3,456	20,350
Brunel International NVb	1,107	24,959
Corbion NV	3,321	84,785
Delta Lloyd NVb	25,866	131,952
Eurocommercial Properties NV	2,676	125,111
Euronext NVc	3,456	146,062
Flow Traders[c]	1,566	62,247
Fugro NV CVA[a]	3,834	78,033
IMCD Group NV	2,646	106,859
InterXion Holding NVa	1,485	50,312
Kendrion NV	648	15,890
Koninklijke BAM Groep NV	12,907	62,163
NSI NV	7,371	34,994
PostNL NVa	24,759	108,326
Refresco Gerber NVa,c	2,484	46,004
SBM Offshore NVb	10,140	135,824
TKH Group NV	2,052	81,084
TomTom NVa,b	5,805	52,891
USG People NV	3,645	72,683
VastNed Retail NV	1,080	47,562

349

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Wereldhave NV	2,261	$116,508
Wessanen	4,216	43,551

		2,122,578
NORWAY — 3.23%
Akastor ASA[a,b]	9,531	13,257
Aker ASA Class A	1,566	32,283
Aker Solutions ASA[a]	8,695	33,366
Atea ASA	4,494	42,136
Austevoll Seafood ASA	5,184	43,617
Avance Gas Holding Ltd.[c]	1,497	10,206
Bakkafrost P/F	2,199	77,803
Borregaard ASA	5,562	41,616
BW LPG Ltd.[b,c]	4,266	25,642
Det Norske Oljeselskap ASA[a,b]	5,697	50,869
DNO ASA[a,b]	36,487	42,118
Entra ASA[c]	4,779	45,105
Europris ASA[a,c]	5,130	23,891
Fred Olsen Energy ASA[a]	1,917	8,309
Frontline Ltd./Bermuda[b]	3,970	33,008
Hexagon Composites ASA[a,b]	4,725	14,435
Hoegh LNG Holdings Ltd.[b]	2,580	30,118
IDEX ASA[a]	18,765	19,459
Kongsberg Automotive ASA[a]	22,653	18,314
Leroy Seafood Group ASA	1,215	59,299
Marine Harvest ASA	18,954	294,937
Nordic Semiconductor ASA[a,b]	7,371	42,886
Norwegian Air Shuttle ASA[a,b]	1,516	69,847
Norwegian Property ASA[a]	13,829	15,439
Ocean Yield ASA	2,376	16,081
Opera Software ASA[b]	6,946	56,759
Petroleum Geo-Services ASA[b]	12,504	44,240
Prosafe SEb	13,095	7,920
Protector Forsikring ASA	3,456	33,799
REC Silicon ASA[a,b]	113,238	24,891
Salmar ASA	2,836	70,439
Scatec Solar ASA[c]	3,492	15,395
Seadrill Ltd.[a,b]	19,899	96,525
Sparebank 1 Nord Norge	5,724	26,799
SpareBank 1 SMN	6,426	39,502
Stolt-Nielsen Ltd.	1,080	14,284
Storebrand ASA[a]	25,411	107,579
Subsea 7 SAa	14,958	137,648
Tanker Investments Ltd.[a]	1,836	14,821
TGS Nopec Geophysical Co. ASA	5,805	97,106
Thin Film Electronics ASA[a,b]	32,940	17,263

Security	Shares	Value

Wilh Wilhelmsen ASA	3,952	$21,055
XXL ASA[c]	5,481	66,195

		1,996,261
PORTUGAL — 0.55%
Altri SGPS SA	4,104	16,001
Banco BPI SA Registered[a,d]	20,467	25,645
CTT-Correios de Portugal SA	8,433	77,927
Mota-Engil SGPS SA	5,767	11,942
Navigator Co. SA (The)	12,935	46,149
NOS SGPS SA	10,424	74,799
REN - Redes Energeticas Nacionais SGPS SA	7,209	21,641
Semapa-Sociedade de Investimento e Gestao	1,437	18,187
Sonae SGPS SA	45,530	50,583

		342,874
SINGAPORE — 0.00%
Jurong Technologies Industrial Corp. Ltd.[a]	60,000	1

		1
SPAIN — 4.60%
Abengoa SA Class Bb	36,479	10,027
Acciona SA	1,487	119,117
Acerinox SAb	8,438	99,689
Almirall SA	3,437	56,490
Applus Services SA	6,022	55,592
Atresmedia Corp. de Medios de Comunicacion SA	4,050	52,742
Axiare Patrimonio SOCIMI SA	4,111	62,623
Bolsas y Mercados Espanoles SHMSF SAb	2,076	70,262
Cellnex Telecom SAU[c]	9,153	151,066
Cia. de Distribucion Integral Logista Holdings SA	2,327	51,279
CIE Automotive SA	2,970	53,628
Construcciones y Auxiliar de Ferrocarriles SA	102	33,178
Corp Financiera Alba SA	918	37,662
Duro Felguera SAb	6,910	12,426
Ebro Foods SA	3,980	90,213
Ence Energia y Celulosa SA	7,952	22,952
Euskaltel SAa,c	5,211	57,416
Faes Farma SA	14,800	46,531

350

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Fomento de Construcciones y Contratas SAa,b	10,998	$95,507
Gamesa Corp. Tecnologica SA	13,405	264,002
Grupo Catalana Occidente SA	2,484	78,666
Hispania Activos Inmobiliarios SAa	4,779	70,062
Indra Sistemas SAa,b	6,562	76,886
Inmobiliaria Colonial SAa	110,403	84,722
Laboratorios Farmaceuticos Rovi SA	891	15,073
Lar Espana Real Estate SOCIMI SA	3,540	36,418
Liberbank SAa	25,058	30,135
Mediaset Espana Comunicacion SA	9,585	124,493
Melia Hotels International SAb	5,309	66,826
Merlin Properties SOCIMI SA	17,279	200,873
Miquel y Costas & Miquel SA	495	20,183
NH Hotel Group SAa	11,449	55,075
Obrascon Huarte Lain SA	7,776	55,049
Papeles y Cartones de Europa SA	2,403	14,862
Pharma Mar SAa,b	9,867	31,078
Promotora de Informaciones SAa,b	2,716	19,231
Prosegur Cia. de Seguridad SA	16,146	93,389
Sacyr SA	20,022	42,631
Saeta Yield SA	2,808	29,910
Talgo SAa,c	5,508	28,326
Tecnicas Reunidas SAb	1,974	66,313
Tubacex SAb	6,399	16,674
Viscofan SA	2,516	141,174

		2,840,451
SWEDEN — 9.23%
AAK ABb	1,647	124,514
AF AB Class B	3,321	56,920
Alimak Group ABa,c	1,593	15,042
Arcam ABa,b	1,026	22,381
Avanza Bank Holding AB	1,246	49,002
Axfood AB	4,112	76,218
B&B Tools AB Class B	1,390	27,982
Betsson AB	6,617	89,574
Bilia AB Class A	2,025	48,464
BillerudKorsnas AB	9,882	153,605
BioGaia AB Class B	729	18,447
Bure Equity AB	3,024	26,386
Byggmax Group AB	3,058	24,777
Capio ABa,c	2,916	15,593
Castellum AB	8,673	138,920
Clas Ohlson AB Class B	1,792	36,186
Cloetta AB Class B	12,366	41,618

Security	Shares	Value

Collector ABa	1,350	$23,559
Com Hem Holding AB	7,517	66,714
Concentric AB	2,484	28,176
Dios Fastigheter AB	2,511	18,389
Duni AB	1,924	28,000
Dustin Group ABc	2,322	17,004
Elekta AB Class Bb	20,655	151,132
Eltel ABa,c	2,052	24,619
Evolution Gaming Group ABc	2,025	72,696
Fabege AB	7,380	123,269
Fastighets AB Balder Class Ba	4,644	118,496
Fingerprint Cards ABa,b	3,564	213,686
Granges AB	2,970	21,935
Gunnebo AB	1,755	9,669
Haldex AB	2,511	21,284
Hemfosa Fastigheter AB	7,001	73,087
Hexpol AB	13,946	144,285
Hoist Finance ABa,c	3,348	33,178
Holmen AB Class B	2,811	96,988
Hufvudstaden AB Class A	6,237	96,714
Industrial & Financial Systems Class B	294	13,340
Indutrade AB	1,782	100,024
Intrum Justitia AB	4,104	147,433
Investment AB Oresund	918	25,747
Inwido AB	2,916	36,711
ITAB Shop Concept AB	567	17,598
JM AB	4,275	123,735
KappAhl AB	3,105	12,888
Klovern AB Class B	25,578	30,098
Kungsleden AB	9,163	63,105
L E Lundbergforetagen AB Class B	2,167	117,798
Lifco AB Class B	2,376	61,603
Lindab International AB	3,672	29,271
Loomis AB Class B	3,429	95,230
Meda AB Class A	14,364	265,169
Medivir AB Class Ba,b	1,323	9,153
Mekonomen AB	1,404	35,702
Modern Times Group MTG AB Class B	3,132	94,009
Mycronic AB	3,591	28,088
NCC AB Class B	4,654	159,185
NetEnt AB	1,539	96,973
New Wave Group AB Class B	2,457	11,332
Nibe Industrier AB Class B	4,625	160,846

351

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Nobia AB	6,534	$74,564
Nolato AB Class B	1,107	29,874
Nordax Group ABa,c	3,591	18,352
Nordnet AB Class B	4,482	15,420
Orexo ABa,b	975	6,077
Oriflame Holding AGa	2,160	43,456
Pandox ABa	3,591	61,010
Peab AB	9,589	80,083
Ratos AB Class B	12,405	72,645
RaySearch Laboratories ABa	1,323	19,130
Recipharm AB Class B	1,846	30,949
Rezidor Hotel Group AB	4,806	20,368
Saab AB	3,618	123,885
SAS ABa,b	4,293	12,308
Scandi Standard AB	2,357	16,673
SkiStar AB	1,188	16,511
SSAB AB Class Aa,b	12,503	52,584
SSAB AB Class Ba,b	10,233	35,486
Sweco AB Class B	3,958	61,375
Swedish Orphan Biovitrum ABa,b	8,370	122,173
Tethys Oil AB	1,890	13,546
Thule Group AB (The)[c]	3,920	56,437
Tobii ABa,b	2,052	14,068
Trelleborg AB Class B	13,692	249,692
Unibet Group PLC	12,933	146,056
Vitrolife AB	675	33,067
Vostok New Ventures Ltd.[a]	4,269	24,318
Wallenstam AB Class B	10,380	87,336
Wihlborgs Fastigheter AB	3,926	79,768

		5,700,758
SWITZERLAND — 7.44%
AFG Arbonia-Forster Holding AG Registered[a]	1,944	27,076
Allreal Holding AG Registered	784	109,359
Ascom Holding AG Registered	2,004	32,825
Autoneum Holding AG	204	48,675
Banque Cantonale Vaudoise Registered	166	114,563
Basilea Pharmaceutica AG Registered[a,b]	540	44,254
BKW AG	756	32,890
Bobst Group SA Registered	459	25,093
Bossard Holding AG	324	35,223
Bucher Industries AG Registered	383	91,864

Security	Shares	Value

Burckhardt Compression Holding AG	162	$57,718
Burkhalter Holding AG	201	25,059
Cembra Money Bank AG	1,620	111,127
Clariant AG Registered	16,824	318,577
Comet Holding AG Registered	39	27,200
Conzzeta AG	54	34,930
Cosmo Pharmaceuticals SAa,b	324	53,544
Daetwyler Holding AG Bearer	411	61,146
dorma+kaba Holding AG Class B	165	107,074
EFG International AG	4,032	25,197
Emmi AG	113	67,788
Evolva Holding SAa,b	17,874	12,494
Flughafen Zuerich AG Registered	217	199,341
Forbo Holding AG Registered	60	73,114
GAM Holding AG	9,423	122,887
Gategroup Holding AG	1,444	79,620
Georg Fischer AG Registered	222	180,426
Helvetia Holding AG Registered	353	190,034
Huber & Suhner AG Registered	756	37,110
Implenia AG Registered	837	55,887
Inficon Holding AG Registered	94	31,039
Intershop Holdings AG	59	27,700
Kardex AG Bearer	351	28,325
Komax Holding AG Registered	189	41,783
Kudelski SA Bearer	2,079	35,463
Kuoni Reisen Holding AG Class B Registered[a,b]	202	78,977
Leonteq AGb	465	32,383
Logitech International SA Registered	8,734	133,949
Meyer Burger Technology AGa,b	5,130	23,549
Mobilezone Holding AG	1,134	16,031
Mobimo Holding AG Registered	351	80,454
Molecular Partners AGa	324	8,992
Myriad Group AGa	4,887	15,704
OC Oerlikon Corp. AG Registered	11,463	110,743
Panalpina Welttransport Holding AG Registered	684	79,996
Plazza AGa	95	20,516
PSP Swiss Property AG Registered	2,295	221,239
Rieter Holding AG Registered	189	39,161
Santhera Pharmaceutical Holding AGa,b	282	20,624
Schmolz + Bickenbach AG Registered[a]	31,860	23,268
Schweiter Technologies AG Bearer	54	51,070

352

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

SFS Group AG	945	$68,127
Siegfried Holding AG Registered	189	35,493
St Galler Kantonalbank AG Registered	139	57,572
Straumann Holding AG Registered	567	196,690
Sunrise Communications Group AGc	1,890	115,746
Swissquote Group Holding SA Registered	513	12,738
Tecan Group AG Registered	621	86,299
Temenos Group AG Registered	3,191	165,626
U-Blox AG	333	66,148
Valiant Holding AG Registered	918	101,808
Valora Holding AG Registered	162	39,566
Vetropack Holding AG Bearer	9	14,085
Vontobel Holding AG Registered	1,330	57,585
Walter Meier AG	200	6,792
Ypsomed Holding AG	165	24,617
Zehnder Group AGa	648	27,414

		4,599,367
UNITED KINGDOM — 33.76%
888 Holdings PLC[b]	8,640	27,339
AA PLC	34,290	139,945
Abcam PLC	9,747	84,385
Acacia Mining PLC	9,369	48,283
Advanced Medical Solutions Group PLC	11,826	31,616
Aldermore Group PLC[a]	9,909	27,290
Allied Minds PLC[a,b]	10,299	57,964
Amec Foster Wheeler PLC	21,890	158,377
Amerisur Resources PLC[a,b]	46,926	18,904
AO World PLC[a,b]	9,207	24,587
Arrow Global Group PLC	9,045	34,053
Ashmore Group PLC[b]	20,142	90,613
ASOS PLC[a]	3,051	160,944
Avanti Communications Group PLC[a,b]	7,897	11,163
AVEVA Group PLC	3,591	84,693
Balfour Beatty PLC[a]	38,502	134,574
BBA Aviation PLC	58,352	171,131
Beazley PLC	27,702	132,252
Bellway PLC	6,891	247,016
Berendsen PLC	9,639	166,618
BGEO Group PLC	2,223	74,573
Big Yellow Group PLC	8,343	98,507
Bodycote PLC	10,719	93,586
boohoo.com PLC[a]	38,777	27,124

Security	Shares	Value

Booker Group PLC	94,185	$223,514
Bovis Homes Group PLC	7,587	96,916
Brammer PLC	7,533	19,256
Brewin Dolphin Holdings PLC	15,946	64,005
Britvic PLC	13,882	143,164
BTG PLC[a,b]	21,519	186,617
Cable & Wireless Communications PLC	159,638	172,116
Cairn Energy PLC[a]	32,351	106,108
Cape PLC	6,912	23,263
Capital & Counties Properties PLC	42,554	220,363
Card Factory PLC	17,146	91,502
Carillion PLC[b]	24,168	104,087
Centamin PLC	60,734	107,564
Chemring Group PLC	18,234	38,197
Chesnara PLC	7,209	32,262
Cineworld Group PLC	10,476	79,494
Clinigen Healthcare Ltd.[a]	4,833	37,948
Close Brothers Group PLC	8,546	151,731
Costain Group PLC	4,428	20,384
Countrywide PLC	12,393	64,521
Crest Nicholson Holdings PLC	14,121	107,773
CVS Group PLC[b]	3,456	37,515
CYBG PLC[a]	49,838	161,895
Daily Mail & General Trust PLC Class A NVS	15,201	155,430
Dairy Crest Group PLC	7,695	63,689
Dart Group PLC	5,589	51,130
DCC PLC	4,968	441,024
De La Rue PLC	5,670	40,243
Debenhams PLC	65,556	75,290
Derwent London PLC	5,924	284,988
Devro PLC	9,293	38,015
Dialight PLC[a]	1,782	14,788
Dignity PLC	2,646	94,578
Diploma PLC	6,372	68,281
Domino’s Pizza Group PLC	9,369	126,061
Drax Group PLC[b]	22,905	107,237
DS Smith PLC	53,028	296,197
Dunelm Group PLC	5,211	67,443
Electrocomponents PLC	24,624	93,137
Elementis PLC	25,947	82,063
EnQuest PLC[a]	42,242	24,907
Enterprise Inns PLC[a]	28,674	36,439
Entertainment One Ltd.	17,210	46,640

353

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Essentra PLC	14,688	$174,714
esure Group PLC	16,362	64,332
Evraz PLC[a]	20,493	42,629
Faroe Petroleum PLC[a,b]	11,610	13,436
Fenner PLC	11,429	24,025
Fevertree Drinks PLC	4,266	38,152
FirstGroup PLC[a]	67,462	98,677
Foxtons Group PLC	13,959	29,548
Galliford Try PLC	4,595	85,890
GAME Digital PLC	5,428	9,065
Gem Diamonds Ltd.	6,188	12,283
Genus PLC	3,402	74,754
Globo PLC[a]	16,224	—
Go-Ahead Group PLC	2,295	86,234
Grafton Group PLC	12,555	126,996
Grainger PLC	23,166	75,541
Great Portland Estates PLC	19,288	214,173
Greencore Group PLC[b]	23,042	121,785
Greene King PLC	17,254	206,753
Greggs PLC	5,670	85,801
GVC Holdings PLC	12,968	102,963
GW Pharmaceuticals PLC[a,b]	13,185	88,027
Halfords Group PLC	11,178	69,117
Halma PLC	21,012	274,562
Hansteen Holdings PLC	40,365	61,378
Hays PLC	80,719	151,472
Helical Bar PLC	5,697	32,026
Henderson Group PLC	64,112	240,054
Hikma Pharmaceuticals PLC	8,425	272,013
Hiscox Ltd.	15,997	211,023
Hochschild Mining PLC[a]	14,553	33,204
Home Retail Group PLC	43,529	108,784
Homeserve PLC	15,459	93,799
Howden Joinery Group PLC	36,128	261,444
Hunting PLC	7,344	39,429
IG Group Holdings PLC	20,628	233,585
Imagination Technologies Group PLC[a,b]	14,526	33,142
Inchcape PLC	22,167	220,001
Indivior PLC	36,261	85,415
Informa PLC	36,564	350,567
Intermediate Capital Group PLC	17,411	156,603
International Personal Finance PLC	13,314	52,192
Interserve PLC	8,169	51,134
iomart Group PLC	4,752	18,830

Security	Shares	Value

ITE Group PLC	14,661	$33,343
J D Wetherspoon PLC	4,729	45,929
Jimmy Choo PLC[a]	6,372	11,397
John Laing Group PLC[c]	8,060	25,090
John Menzies PLC	3,267	23,845
John Wood Group PLC	20,223	185,006
JRP Group PLC	26,286	52,946
Jupiter Fund Management PLC	22,329	137,675
Just Eat PLC[a]	24,722	138,886
Kainos Group PLC	3,213	8,813
KAZ Minerals PLC[a]	15,290	38,413
Kcom Group PLC	28,539	43,270
Keller Group PLC	4,023	52,067
Kier Group PLC	5,080	88,556
Ladbrokes PLC	56,997	97,856
Laird PLC	15,039	76,755
Lancashire Holdings Ltd.	11,167	89,890
LondonMetric Property PLC	32,994	76,608
Lonmin PLC[a]	15,385	42,371
Lookers PLC	17,469	35,596
Majestic Wine PLC[a,b]	4,104	26,272
Man Group PLC	91,235	197,268
Marston’s PLC	32,319	68,034
Melrose Industries PLC	7,988	43,682
Michael Page International PLC	16,443	97,915
Micro Focus International PLC	11,018	246,785
Mitchells & Butlers PLC	11,625	45,758
Mitie Group PLC	20,385	81,016
Moneysupermarket.com Group PLC	24,597	113,105
Morgan Advanced Materials PLC	16,092	55,609
Mothercare PLC[a,b]	8,268	14,746
N Brown Group PLC	8,829	34,727
Nanoco Group PLC[a,b]	12,542	7,165
National Express Group PLC	24,201	115,077
NewRiver Retail Ltd.	13,098	61,879
Northgate PLC	7,479	44,186
Ocado Group PLC[a,b]	28,242	122,295
OneSavings Bank PLC	4,898	20,571
Ophir Energy PLC[a,b]	35,181	38,833
Oxford Instruments PLC	3,116	29,967
P2P Global Investments PLC/Fund	5,047	68,204
Paragon Group of Companies PLC (The)	16,929	73,704
Paysafe Group PLC[a]	26,973	150,623
Pennon Group PLC	22,013	261,845

354

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Petra Diamonds Ltd.	29,646	$51,246
Pets at Home Group PLC	18,202	64,634
Phoenix Group Holdings	11,264	141,906
Playtech PLC	12,663	149,235
Poundland Group PLC	12,015	30,273
Premier Farnell PLC	21,357	37,934
Premier Foods PLC[a,b]	42,884	24,500
Premier Oil PLC[a]	29,367	31,727
Primary Health Properties PLC	33,380	52,199
Puretech Health PLC[a,b]	10,503	20,002
PZ Cussons PLC	14,499	68,370
QinetiQ Group PLC	32,808	107,511
Redcentric PLC	7,803	21,490
Redde PLC	16,416	37,274
Redefine International PLC/Isle of Man	69,390	47,948
Redrow PLC	12,291	68,960
Regus PLC	36,519	156,424
Renishaw PLC	2,025	56,243
Rentokil Initial PLC	101,493	261,821
Restaurant Group PLC (The)	11,691	47,114
Rightmove PLC	5,373	303,660
Rotork PLC	48,739	133,514
RPC Group PLC	16,903	180,633
RPS Group PLC	12,349	31,567
SafeCharge International Group Ltd.	3,167	11,158
Safestore Holdings PLC	11,421	56,650
Savills PLC	7,344	79,826
Scapa Group PLC	8,397	29,952
Schroder REIT Ltd.	28,495	24,419
Senior PLC	23,652	75,394
Serco Group PLC[a]	61,815	86,931
Shaftesbury PLC	14,680	195,693
Shanks Group PLC	21,438	25,202
Shawbrook Group PLC[a,c]	5,724	24,032
SIG PLC	31,509	62,544
Sirius Minerals PLC[a,b]	108,621	31,028
Skyepharma PLC[a]	4,428	30,455
SOCO International PLC	10,976	23,756
Sophos Group PLC[c]	15,309	46,041
Spectris PLC	6,750	180,062
Speedy Hire PLC	29,943	16,120
Spirax-Sarco Engineering PLC	4,087	204,458
Spire Healthcare Group PLC[c]	14,717	70,627
Spirent Communications PLC	33,858	38,935

Security	Shares	Value

SSP Group PLC	26,435	$111,411
ST Modwen Properties PLC	11,043	49,566
Stagecoach Group PLC	24,570	92,681
Stobart Group Ltd.	16,092	24,280
Stock Spirits Group PLC	11,178	26,404
SuperGroup PLC	2,309	41,232
SVG Capital PLC[a]	9,116	68,773
Synthomer PLC	15,255	77,768
TalkTalk Telecom Group PLC[b]	29,571	115,834
Ted Baker PLC	1,593	55,656
Telecom Plus PLC[b]	3,645	49,711
Telford Homes PLC[b]	3,861	18,806
Telit Communications PLC	4,866	14,025
Thomas Cook Group PLC[a]	83,326	107,722
Topps Tiles PLC	10,017	19,957
Tritax Big Box REIT PLC	47,261	93,949
TT electronics PLC	9,261	21,028
Tullett Prebon PLC	13,878	68,857
Tullow Oil PLC[a]	51,597	211,410
UBM PLC	24,794	206,665
UDG Healthcare PLC	13,716	122,967
Ultra Electronics Holdings PLC	3,915	101,282
UNITE Group PLC (The)	12,321	114,160
Vectura Group PLC[a]	22,599	56,941
Vedanta Resources PLC[b]	4,849	29,969
Vesuvius PLC	12,285	57,822
Victrex PLC	4,860	99,672
Virgin Money Holdings UK PLC	13,716	73,358
VTTI Energy Partners LP	567	11,340
WH Smith PLC	6,434	157,872
Workspace Group PLC	6,885	84,217
WS Atkins PLC	5,589	109,055
Xaar PLC	4,347	30,884
Xchanging PLC[a]	13,779	38,149
Zeal Network SE	366	16,959
Zoopla Property Group PLC[c]	11,830	51,036

		20,863,328
TOTAL COMMON STOCKS (Cost: $61,788,124)		61,039,061

PREFERRED STOCKS — 0.62%

GERMANY — 0.53%
Biotest AG	1,544	28,038
Draegerwerk AG & Co. KGaA	432	28,663
Jungheinrich AG	891	84,019

355

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE SMALL-CAP ETF

April 30, 2016

Security	Shares	Value

Sartorius AG	491	$121,162
Sixt SE	918	40,154
STO SE & Co. KGaA	135	16,668
Villeroy & Boch AG	756	11,763

		330,467
ITALY — 0.09%
Buzzi Unicem SpA RSP	2,241	25,385
Italmobiliare SpA	918	29,587

		54,972

TOTAL PREFERRED STOCKS (Cost: $314,225)		385,439

RIGHTS — 0.00%

GERMANY — 0.00%
Manz AGa,b	189	205

		205
SWEDEN — 0.00%
Hemfosa Fastigheter ABa	7,001	2,531

		2,531

TOTAL RIGHTS
(Cost: $0)		2,736

WARRANTS — 0.00%

ISRAEL — 0.00%
Tower Semiconductor Ltd. (Expires 06/27/17)[a]	—	3

		3

TOTAL WARRANTS
(Cost: $0)		3

SHORT-TERM INVESTMENTS — 9.12%

MONEY MARKET FUNDS — 9.12%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	5,332,114	5,332,114
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	290,934	290,934
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	10,722	10,722

		5,633,770

Value
TOTAL SHORT-TERM INVESTMENTS (Cost: $5,633,770)	$5,633,770

TOTAL INVESTMENTS IN SECURITIES — 108.52% (Cost: $67,736,119)	67,061,009
Other Assets, Less Liabilities — (8.52)%	(5,265,359)

NET ASSETS — 100.00%	$61,795,650

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

356

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 2.96%
AGL Energy Ltd.	6,683	$93,280
Alumina Ltd.	24,180	27,587
Amcor Ltd./Australia	10,894	128,032
AMP Ltd.	27,716	124,371
APA Group	10,713	71,537
Aristocrat Leisure Ltd.	5,226	39,882
Asciano Ltd.	5,876	39,596
ASX Ltd.	1,960	65,410
Aurizon Holdings Ltd.	20,892	68,080
AusNet Services	13,520	15,838
Australia & New Zealand Banking Group Ltd.	26,936	498,899
Bank of Queensland Ltd.	3,606	30,959
Bendigo & Adelaide Bank Ltd.	4,083	29,041
BHP Billiton Ltd.	29,640	467,777
Boral Ltd.	8,164	40,124
Brambles Ltd.	14,742	140,404
Caltex Australia Ltd.	2,513	62,328
Challenger Ltd./Australia	4,654	31,823
CIMIC Group Ltd.	1,046	28,570
Coca-Cola Amatil Ltd.	5,824	38,223
Cochlear Ltd.	546	45,014
Commonwealth Bank of Australia	15,730	887,002
Computershare Ltd.	4,472	34,503
Crown Resorts Ltd.	3,744	33,744
CSL Ltd.	4,290	344,350
Dexus Property Group	8,528	54,799
DUET Group	25,948	44,555
Flight Centre Travel Group Ltd.[a]	598	17,940
Fortescue Metals Group Ltd.[a]	14,248	37,078
Goodman Group	15,002	78,882
GPT Group (The)	15,080	57,887
Harvey Norman Holdings Ltd.	6,578	22,490
Healthscope Ltd.	15,496	32,166
Iluka Resources Ltd.	3,978	19,520
Incitec Pivot Ltd.	16,770	41,210
Insurance Australia Group Ltd.	20,904	92,048
James Hardie Industries PLC	4,082	57,724
LendLease Group	4,680	45,359
Macquarie Group Ltd.	2,782	134,816
Medibank Pvt Ltd.	25,636	61,431
Mirvac Group	32,350	46,166

Security	Shares	Value

National Australia Bank Ltd.	24,058	$499,205
Newcrest Mining Ltd.[b]	6,734	97,488
Oil Search Ltd.	12,584	67,512
Orica Ltd.[a]	3,640	42,501
Origin Energy Ltd.	16,384	68,644
Platinum Asset Management Ltd.	2,158	9,980
Qantas Airways Ltd.	5,006	12,301
QBE Insurance Group Ltd.	12,402	105,530
Ramsay Health Care Ltd.	1,422	70,484
REA Group Ltd.	416	16,166
Rio Tinto Ltd.	3,718	146,268
Santos Ltd.	17,864	65,438
Scentre Group	49,320	176,525
Seek Ltd.	2,886	36,054
Sonic Healthcare Ltd.	3,929	58,229
South32 Ltd.[b]	53,639	67,951
Stockland	21,356	71,222
Suncorp Group Ltd.	11,752	112,107
Sydney Airport	9,906	51,482
Tabcorp Holdings Ltd.	5,630	19,034
Tatts Group Ltd.	14,820	42,638
Telstra Corp. Ltd.	39,574	161,877
TPG Telecom Ltd.	2,600	21,251
Transurban Group	19,202	169,693
Treasury Wine Estates Ltd.	7,574	53,871
Vicinity Centres	30,690	77,758
Wesfarmers Ltd.	10,297	336,093
Westfield Corp.	17,888	137,877
Westpac Banking Corp.	30,680	726,988
Woodside Petroleum Ltd.	6,760	146,203
Woolworths Ltd.	11,648	196,540

		8,095,355
AUSTRIA — 0.08%
Andritz AG	794	44,479
Erste Group Bank AGb	2,730	78,545
IMMOEAST AG Escrow[b]	5,270	—
OMV AG	1,404	42,148
Raiffeisen Bank International AGb	1,092	17,454
Voestalpine AG	1,092	39,373

		221,999
BELGIUM — 0.59%
Ageas	1,952	76,596
Anheuser-Busch InBev SA/NV	7,462	923,887
Colruyt SA	780	44,919

357

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Delhaize Group	936	$98,124
Groupe Bruxelles Lambert SA	780	68,906
KBC Groep NV	2,314	129,946
Proximus SADP	1,329	44,714
Solvay SA	716	72,379
Telenet Group Holding NVa,b	546	27,140
UCB SA	1,170	87,573
Umicore SA	789	39,333

		1,613,517
CANADA — 3.93%
Agnico Eagle Mines Ltd.	2,132	100,949
Agrium Inc.	1,222	105,479
Alimentation Couche-Tard Inc. Class B	3,822	167,819
AltaGas Ltd.	1,040	25,323
ARC Resources Ltd.	2,782	47,018
Atco Ltd./Canada Class I	754	24,668
Bank of Montreal	5,928	386,839
Bank of Nova Scotia (The)	11,102	583,196
Barrick Gold Corp.	10,946	212,261
BCE Inc.	1,352	63,509
BlackBerry Ltd.[a,b]	4,446	31,448
Bombardier Inc. Class Bb	20,521	30,963
Brookfield Asset Management Inc. Class A	8,149	275,840
CAE Inc.	2,600	30,803
Cameco Corp.	3,770	47,253
Canadian Imperial Bank of Commerce/Canada	3,744	302,904
Canadian National Railway Co.	7,306	450,632
Canadian Natural Resources Ltd.	9,984	300,333
Canadian Pacific Railway Ltd.	1,404	202,911
Canadian Tire Corp. Ltd. Class A	650	70,921
Canadian Utilities Ltd. Class A	1,248	35,957
CCL Industries Inc. Class B	234	42,920
Cenovus Energy Inc.	7,956	126,333
CGI Group Inc. Class Ab	2,106	96,372
CI Financial Corp.	2,392	53,050
Constellation Software Inc./Canada	182	71,245
Crescent Point Energy Corp.	4,810	81,178
Dollarama Inc.	1,118	80,740
Eldorado Gold Corp.	6,692	28,262
Element Financial Corp.	3,146	35,363
Empire Co. Ltd. Class A	1,326	22,072

Security	Shares	Value

Enbridge Inc.	8,543	$355,470
Encana Corp.	8,038	61,604
Fairfax Financial Holdings Ltd.	208	111,672
Finning International Inc.	1,378	24,533
First Capital Realty Inc.	884	14,333
First Quantum Minerals Ltd.	6,656	56,804
Fortis Inc./Canada	2,444	77,655
Franco-Nevada Corp.	1,456	102,406
George Weston Ltd.	468	40,680
Gildan Activewear Inc.	2,184	67,947
Goldcorp Inc.	7,748	156,370
Great-West Lifeco Inc.	2,600	76,634
H&R REIT	1,508	26,389
Husky Energy Inc.	3,109	39,241
IGM Financial Inc.	1,092	34,436
Imperial Oil Ltd.	2,808	93,279
Industrial Alliance Insurance & Financial Services Inc.	1,066	35,488
Intact Financial Corp.	1,170	86,727
Inter Pipeline Ltd.	3,380	72,398
Jean Coutu Group PJC Inc. (The) Class A	754	11,485
Keyera Corp.	1,456	46,972
Kinross Gold Corp.[b]	10,712	61,145
Linamar Corp.	390	16,916
Loblaw Companies Ltd.	2,080	114,960
Magna International Inc. Class A	3,787	159,329
Manulife Financial Corp.	18,324	270,632
Methanex Corp.	884	30,968
Metro Inc.	2,262	75,827
National Bank of Canada	3,068	109,827
Onex Corp.	754	46,850
Open Text Corp.	1,196	67,076
Pembina Pipeline Corp.	3,068	92,314
Peyto Exploration & Development Corp.	1,378	35,237
Potash Corp. of Saskatchewan Inc.	7,549	133,792
Power Corp. of Canada	3,562	86,704
Power Financial Corp.	2,496	65,738
PrairieSky Royalty Ltd.	1,716	36,194
Progressive Waste Solutions Ltd.	858	27,659
Restaurant Brands International Inc.	1,887	81,605
RioCan REIT	1,352	29,445

358

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Rogers Communications Inc. Class B	3,380	$131,681
Royal Bank of Canada	13,624	847,503
Saputo Inc.	2,288	72,059
Seven Generations Energy Ltd.[a,b]	1,300	22,936
Shaw Communications Inc. Class B	3,588	66,512
Silver Wheaton Corp.	3,915	82,169
Smart REIT	338	9,088
SNC-Lavalin Group Inc.	1,378	51,936
Sun Life Financial Inc.	5,642	192,781
Suncor Energy Inc.	14,514	426,753
Teck Resources Ltd. Class B	5,486	67,272
TELUS Corp.	1,818	57,736
Thomson Reuters Corp.	3,302	136,129
Toronto-Dominion Bank (The)	17,056	760,480
Tourmaline Oil Corp.[a,b]	1,536	35,488
TransCanada Corp.	6,552	272,521
Turquoise Hill Resources Ltd.[b]	7,961	23,833
Valeant Pharmaceuticals International Inc.[b]	2,990	99,850
Veresen Inc.	2,652	19,224
Vermilion Energy Inc.	1,196	41,200
West Fraser Timber Co. Ltd.	650	21,452
Yamana Gold Inc.	10,816	53,709

		10,761,614
DENMARK — 0.81%
AP Moeller - Maersk A/S Class A	20	27,238
AP Moeller - Maersk A/S Class B	67	94,237
Carlsberg A/S Class B	1,053	102,573
Chr Hansen Holding A/S	884	55,026
Coloplast A/S Class B	1,040	78,004
Danske Bank A/S	6,474	183,113
DSV A/S	1,943	81,777
Genmab A/Sa,b	442	65,501
ISS A/S	1,248	47,398
Novo Nordisk A/S Class B	18,070	1,009,126
Novozymes A/S Class B	2,158	103,445
Pandora A/S	1,102	143,128
TDC A/S	7,644	39,124
Tryg A/S	1,170	22,092
Vestas Wind Systems A/S	2,099	150,199
William Demant Holding A/Sa,b	263	27,035

		2,229,016

Security	Shares	Value

FINLAND — 0.40%
Elisa OYJ	1,430	$53,410
Fortum OYJ	4,290	64,662
Kone OYJ Class B	2,964	135,250
Metso OYJ	988	23,752
Neste OYJ	1,248	39,937
Nokia OYJ	52,726	311,007
Nokian Renkaat OYJ	1,040	38,379
Orion OYJ Class B	884	30,841
Sampo OYJ Class A	4,212	183,947
Stora Enso OYJ Class R	4,914	42,887
UPM-Kymmene OYJ	5,070	96,860
Wartsila OYJ Abp	1,430	61,321

		1,082,253
FRANCE — 4.06%
Accor SA	1,966	87,109
Aeroports de Paris	260	32,727
Air Liquide SA	3,189	361,599
Airbus Group SE	5,434	339,883
Alstom SAb	2,002	51,180
ArcelorMittal	15,644	88,371
Arkema SA	555	44,293
Atos SE	780	69,406
AXA SA	18,018	454,322
BNP Paribas SA	9,750	516,369
Bollore SA	7,722	30,602
Bouygues SA	1,974	65,838
Bureau Veritas SA	2,392	56,711
Capgemini SA	1,404	131,106
Carrefour SA	5,177	146,725
Casino Guichard Perrachon SAa	494	29,399
Christian Dior SE	520	91,332
Cie. de Saint-Gobain	4,390	201,098
Cie. Generale des Etablissements Michelin Class B	1,716	179,148
CNP Assurances	1,664	28,331
Credit Agricole SA	9,438	104,412
Danone SA	5,382	377,068
Dassault Systemes	1,248	97,628
Edenred	2,135	42,108
Electricite de France SAa	2,288	32,875
Engie SA	13,338	219,984
Essilor International SA	1,898	245,756
Eurazeo SA	318	22,400

359

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Eutelsat Communications SA	1,378	$42,811
Fonciere des Regions	338	31,992
Gecina SA	312	45,133
Groupe Eurotunnel SE Registered	4,238	54,122
Hermes International	260	92,613
ICADE	338	26,615
Iliad SA	234	51,150
Imerys SA	255	18,826
Ingenico Group SA	508	59,929
JCDecaux SA	624	27,570
Kering	728	124,780
Klepierre	1,924	90,515
L’Oreal SA	2,341	424,846
Lagardere SCA	1,196	31,739
Legrand SA	2,486	141,627
LVMH Moet Hennessy Louis Vuitton SE	2,574	427,774
Natixis SA	9,487	52,341
Numericable-SFR SA	910	29,793
Orange SA	18,564	307,878
Pernod Ricard SA	2,005	216,507
Peugeot SAb	4,291	69,076
Publicis Groupe SA	1,780	131,763
Remy Cointreau SA	182	15,109
Renault SA	1,742	168,155
Rexel SA	2,392	36,246
Safran SA	2,834	195,307
Sanofi	10,837	895,040
Schneider Electric SE	5,102	332,149
SCOR SE	1,554	52,925
SES SA	2,860	78,044
Societe BIC SA	260	36,911
Societe Generale SA	6,702	262,908
Sodexo SA	858	86,665
STMicroelectronics NV	6,084	37,378
Suez Environnement Co.	3,016	55,615
Technip SA	962	56,314
Thales SA	962	83,188
Total SA	20,228	1,017,776
Unibail-Rodamco SE	910	243,891
Valeo SA	702	111,319
Veolia Environnement SA	3,900	95,837
Vinci SA	4,290	320,560
Vivendi SA	10,636	204,169

Security	Shares	Value

Wendel SA	312	$36,057
Zodiac Aerospace	2,055	48,192

		11,116,935
GERMANY — 3.49%
adidas AG	1,950	251,484
Allianz SE Registered	4,212	715,189
Axel Springer SE	468	26,137
BASF SE	8,502	702,579
Bayer AG Registered	7,644	882,071
Bayerische Motoren Werke AG	3,068	282,872
Beiersdorf AG	910	81,672
Brenntag AG	1,404	82,349
Commerzbank AG	9,490	88,694
Continental AG	1,014	222,754
Daimler AG Registered	8,918	619,901
Deutsche Bank AG Registered	12,636	238,364
Deutsche Boerse AG	1,742	143,036
Deutsche Lufthansa AG Registered	2,080	32,304
Deutsche Post AG Registered	8,944	262,656
Deutsche Telekom AG Registered	29,640	518,898
Deutsche Wohnen AG Bearer	3,068	93,980
E.ON SE	18,720	193,161
Evonik Industries AG	1,222	38,720
Fraport AG Frankfurt Airport Services Worldwide	390	23,612
Fresenius Medical Care AG & Co. KGaA	1,976	171,438
Fresenius SE & Co. KGaA	3,562	259,145
GEA Group AG	1,638	75,963
Hannover Rueck SE	572	65,239
HeidelbergCement AG	1,274	113,217
Henkel AG & Co. KGaA	988	100,407
HUGO BOSS AG	624	39,802
Infineon Technologies AG	10,556	150,222
K+S AG Registered[a]	1,586	39,564
Lanxess AG	832	43,516
Linde AG	1,716	262,187
MAN SE	364	39,502
Merck KGaA	1,222	114,867
METRO AG	1,508	47,929
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	1,612	299,009

360

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Osram Licht AG	755	$39,411
ProSiebenSat.1 Media SE Registered	2,028	103,410
QIAGEN NVa,b	2,262	50,702
RTL Group SAb	378	31,587
RWE AGb	4,576	68,370
SAP SE	9,027	706,365
Siemens AG Registered	7,332	765,199
Symrise AG	1,144	75,813
Telefonica Deutschland Holding AG	7,852	39,876
ThyssenKrupp AG	3,380	78,626
United Internet AG Registered[c]	1,144	55,864
Volkswagen AGa	313	49,598
Vonovia SE	4,264	143,510
Zalando SEa,b,d	754	24,992

		9,555,763
HONG KONG — 1.30%
AIA Group Ltd.	109,200	657,407
ASM Pacific Technology Ltd.	2,600	18,770
Bank of East Asia Ltd. (The)[a]	10,480	38,166
BOC Hong Kong Holdings Ltd.[a]	40,000	119,889
Cheung Kong Infrastructure Holdings Ltd.[a]	9,000	85,102
Cheung Kong Property Holdings Ltd.[a]	26,336	180,786
CK Hutchison Holdings Ltd.[a]	26,336	315,739
CLP Holdings Ltd.	15,000	138,742
Galaxy Entertainment Group Ltd.	26,000	87,815
Hang Lung Properties Ltd.[a]	26,000	51,885
Hang Seng Bank Ltd.	7,800	141,778
Henderson Land Development Co. Ltd.	16,170	101,099
HK Electric Investments & HK Electric Investments Ltd.[a,d]	13,000	11,697
HKT Trust & HKT Ltd.[a]	7,740	11,215
Hong Kong & China Gas Co. Ltd.[a]	68,084	127,089
Hong Kong Exchanges and Clearing Ltd.[a]	10,400	263,177
Hongkong Land Holdings Ltd.	5,200	33,020
Li & Fung Ltd.[a]	52,000	32,244
Link REIT[a]	13,000	79,017
Melco Crown Entertainment Ltd. ADR[a]	572	8,466

361

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

ITALY — 0.87%
Assicurazioni Generali SpA	10,218	$155,886
Atlantia SpA	3,822	106,462
Banco Popolare SC	3,751	26,486
CNH Industrial NV	9,048	69,433
Enel SpA	73,067	331,234
Eni SpA	23,374	380,154
EXOR SpA	962	36,140
Ferrari NVb	1,235	55,619
Fiat Chrysler Automobiles NVa	8,142	65,371
Finmeccanica SpA[b]	4,326	54,651
Intesa Sanpaolo SpA	114,218	316,583
Luxottica Group SpA	1,638	89,245
Mediobanca SpA	5,033	41,361
Prysmian SpA	1,690	39,855
Saipem SpA[b]	58,604	28,057
Snam SpA	20,774	126,819
Telecom Italia SpA/Milano[a,b]	94,380	91,883
Tenaris SA	4,368	58,934
Terna Rete Elettrica Nazionale SpA	13,744	77,512
UniCredit SpA	44,382	171,510
Unione di Banche Italiane SpA	8,850	37,525
UnipolSai SpA	8,398	19,603

		2,380,323
NETHERLANDS — 1.26%
Aegon NV	16,926	97,164
AerCap Holdings NVa,b	754	30,167
Akzo Nobel NV	2,288	162,186
Altice NV Class Aa,b	2,964	44,981
Altice NV Class Bb	1,300	19,870
ASML Holding NV	3,198	309,143
Boskalis Westminster	808	33,691
Chicago Bridge & Iron Co. NV	910	36,627
Gemalto NV	754	49,052
Heineken Holding NV	962	79,431
Heineken NV	2,158	202,306
ING Groep NV CVA	35,568	435,691
Koninklijke Ahold NV	7,826	170,307
Koninklijke DSM NV	1,664	102,078
Koninklijke KPN NV	31,176	122,655
Koninklijke Philips NV	8,863	243,630
Koninklijke Vopak NV	676	36,735
NN Group NV	2,834	98,221

Security	Shares	Value

NXP Semiconductors NVb	1,326	$113,081
OCI NVb	858	16,966
Randstad Holding NV	1,092	58,665
RELX NV	9,240	155,094
TNT Express NVb	5,330	48,392
Unilever NV CVA	15,158	666,063
Wolters Kluwer NV	2,652	100,950

		3,433,146
NEW ZEALAND — 0.07%
Auckland International Airport Ltd.	9,178	39,469
Contact Energy Ltd.	6,838	24,290
Fletcher Building Ltd.	5,538	32,296
Meridian Energy Ltd.	12,383	22,946
Mighty River Power Ltd.	6,500	13,726
Ryman Healthcare Ltd.	3,380	21,106
Spark New Zealand Ltd.	16,328	42,358

		196,191
NORWAY — 0.25%
DNB ASA	9,100	116,514
Gjensidige Forsikring ASA	1,898	32,504
Norsk Hydro ASA	13,364	58,137
Orkla ASA	7,514	65,600
Schibsted ASA	728	21,237
Schibsted ASA Class Bb	650	18,478
Statoil ASA	10,114	178,733
Telenor ASA	6,838	117,698
Yara International ASA	1,768	70,787

		679,688
PORTUGAL — 0.07%
Banco Comercial Portugues SA Registered[a,b]	520,936	23,090
EDP - Energias de Portugal SA	23,780	84,542
Galp Energia SGPS SA	3,396	46,656
Jeronimo Martins SGPS SA	2,444	40,001

		194,289
SINGAPORE — 0.60%
Ascendas REIT	15,937	29,169
CapitaLand Commercial Trust Ltd.	12,700	13,512
CapitaLand Ltd.	26,000	60,161
CapitaLand Mall Trust[a]	26,200	40,351
City Developments Ltd.	2,800	17,374
ComfortDelGro Corp. Ltd.	18,200	39,134

362

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

DBS Group Holdings Ltd.	15,600	$177,351
Genting Singapore PLC	52,800	32,017
Global Logistic Properties Ltd.[a]	28,600	40,749
Golden Agri-Resources Ltd.	78,000	23,213
Hutchison Port Holdings Trust[a]	52,000	23,140
Jardine Cycle & Carriage Ltd.[a]	1,110	31,895
Jardine Matheson Holdings Ltd.[a]	2,600	143,780
Keppel Corp. Ltd.[a]	14,700	59,060
Noble Group Ltd.[a,b]	52,163	17,853
Oversea-Chinese Banking Corp. Ltd.[a]	28,725	187,432
SembCorp Industries Ltd.[a]	9,900	21,287
Sembcorp Marine Ltd[a]	5,600	6,958
Singapore Airlines Ltd.	5,600	47,915
Singapore Exchange Ltd.[a]	6,100	34,175
Singapore Press Holdings Ltd.[a]	19,000	57,394
Singapore Technologies Engineering Ltd.	12,700	30,426
Singapore Telecommunications Ltd.[a]	72,800	209,076
StarHub Ltd.	5,600	13,791
Suntec REIT[a]	26,000	32,596
United Overseas Bank Ltd.[a]	13,000	179,904
UOL Group Ltd.	2,800	12,791
Wilmar International Ltd.	18,200	50,238
Yangzijiang Shipbuilding Holdings Ltd.[a]	15,600	11,491

		1,644,233
SPAIN — 1.33%
Abertis Infraestructuras SA	4,654	78,491
ACS Actividades de Construccion y Servicios SA	1,668	55,164
Aena SAb,d	650	92,725
Amadeus IT Holding SA Class A	4,030	183,430
Banco Bilbao Vizcaya Argentaria SA	62,029	425,062
Banco de Sabadell SA	46,599	89,078
Banco de Sabadell SA New[b]	1,354	2,588
Banco Popular Espanol SAa	15,683	42,661
Banco Santander SA	133,484	675,908
Bankia SA	43,368	40,383
Bankinter SA	6,266	47,769
CaixaBank SA	24,588	74,037

Security	Shares	Value

Distribuidora Internacional de Alimentacion SAa	5,590	$31,027
Enagas SA	1,816	55,337
Endesa SA	3,224	67,704
Ferrovial SA	4,056	87,290
Gas Natural SDG SA	3,224	67,076
Grifols SA	2,835	61,678
Iberdrola SA	48,010	341,147
Industria de Diseno Textil SA	10,192	327,264
International Consolidated Airlines Group SA	7,798	59,975
Mapfre SA	8,632	21,899
Red Electrica Corp. SA	1,015	90,642
Repsol SA	10,401	136,342
Telefonica SA	41,652	454,257
Zardoya Otis SA	1,701	18,060

		3,626,994
SWEDEN — 1.19%
Alfa Laval AB	2,494	39,357
Assa Abloy AB	8,970	188,290
Atlas Copco AB Class A	6,266	162,304
Atlas Copco AB Class B	3,614	86,809
Boliden AB	2,340	40,835
Electrolux AB Class B	2,314	67,207
Getinge AB Class B	2,054	43,474
Hennes & Mauritz AB Class B	8,944	318,296
Hexagon AB Class B	2,247	89,684
Husqvarna AB Class B	4,606	36,745
ICA Gruppen AB	728	23,929
Industrivarden AB Class C	1,352	24,639
Investment AB Kinnevik Class B	2,262	65,132
Investor AB Class B	4,160	152,815
Lundin Petroleum ABb	2,132	39,969
Millicom International Cellular SA SDR	624	36,091
Nordea Bank AB	28,392	275,870
Sandvik AB	10,062	103,349
Securitas AB Class B	3,250	51,368
Skandinaviska Enskilda Banken AB Class A	13,988	133,735
Skanska AB Class B	3,406	74,977
SKF AB Class B	3,693	68,083
Svenska Cellulosa AB SCA Class B	5,694	179,498

363

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Svenska Handelsbanken AB Class A	13,806	$183,966
Swedbank AB Class A	8,372	180,747
Swedish Match AB	1,794	56,957
Tele2 AB Class B	2,756	26,315
Telefonaktiebolaget LM Ericsson Class B	27,924	226,248
Telia Co. AB	23,323	111,492
Volvo AB Class B	14,066	164,813

		3,252,994
SWITZERLAND — 3.72%
ABB Ltd. Registered	20,306	429,635
Actelion Ltd. Registered	962	155,566
Adecco SA Registered	1,560	100,501
Aryzta AG	806	31,323
Baloise Holding AG Registered	443	54,861
Barry Callebaut AG Registered	26	30,571
Chocoladefabriken Lindt & Sprungli AG Participation Certificates	15	91,862
Cie. Financiere Richemont SA Class A Registered	4,810	320,165
Credit Suisse Group AG Registered	16,654	253,155
Dufry AG Registered[a,b]	364	47,926
EMS-Chemie Holding AG Registered	78	38,593
Galenica AG Registered	26	38,030
Geberit AG Registered	364	139,866
Givaudan SA Registered	82	161,690
Julius Baer Group Ltd.	2,067	88,438
Kuehne + Nagel International AG Registered	554	79,878
LafargeHolcim Ltd. Registered	4,094	207,455
Lonza Group AG Registered	494	82,256
Nestle SA Registered	29,614	2,209,078
Novartis AG Registered	21,112	1,612,309
Pargesa Holding SA Bearer	339	23,573
Partners Group Holding AG	156	64,288
Roche Holding AG	6,500	1,644,497
Schindler Holding AG Participation Certificates	442	80,561
Schindler Holding AG Registered	156	28,693
SGS SA Registered	52	114,525

Security	Shares	Value

Sika AG Bearer	20	$85,196
Sonova Holding AG Registered	468	62,595
Sulzer AG Registered	78	7,124
Swatch Group AG (The) Bearer[a]	286	97,750
Swatch Group AG (The) Registered	418	27,954
Swiss Life Holding AG Registered	286	72,238
Swiss Prime Site AG Registered	572	50,158
Swiss Re AG	3,250	288,550
Swisscom AG Registered	236	119,785
Syngenta AG Registered	858	343,737
UBS Group AG	33,696	583,572
Zurich Insurance Group AG	1,378	308,666

		10,176,620
UNITED KINGDOM — 7.98%
3i Group PLC	9,572	66,408
Aberdeen Asset Management PLC	8,918	39,022
Admiral Group PLC	1,820	49,510
Aggreko PLC	2,334	37,165
Anglo American PLC	12,740	142,472
Antofagasta PLC	3,250	23,005
ARM Holdings PLC	13,026	178,892
Ashtead Group PLC	4,680	62,216
Associated British Foods PLC	3,380	151,710
AstraZeneca PLC	11,492	661,265
Auto Trader Group PLC[d]	7,904	43,420
Aviva PLC	36,792	233,049
Babcock International Group PLC	2,420	33,589
BAE Systems PLC	29,848	208,696
Barclays PLC	153,615	385,928
Barratt Developments PLC	8,632	67,335
Berkeley Group Holdings PLC	1,092	47,910
BHP Billiton PLC	19,578	267,611
BP PLC	168,194	920,873
British American Tobacco PLC	17,160	1,048,242
British Land Co. PLC (The)	9,178	96,669
BT Group PLC	77,610	503,878
Bunzl PLC	3,276	97,852
Burberry Group PLC	4,212	73,363
Capita PLC	6,032	88,451
Carnival PLC	1,774	88,279
Centrica PLC	47,166	164,719
Cobham PLC	11,050	24,928

364

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Coca-Cola HBC AGb	1,756	$36,013
Compass Group PLC	15,288	273,000
Croda International PLC	1,196	52,753
Diageo PLC	23,192	627,160
Direct Line Insurance Group PLC	11,702	62,038
Dixons Carphone PLC	9,074	56,520
easyJet PLC	1,638	35,345
Experian PLC	9,048	165,813
Fresnillo PLC	2,158	35,185
G4S PLC	15,964	44,059
GKN PLC	14,664	59,868
GlaxoSmithKline PLC	44,928	960,242
Glencore PLC	114,972	274,360
Hammerson PLC	7,675	65,716
Hargreaves Lansdown PLC	2,639	49,715
HSBC Holdings PLC	180,232	1,194,700
ICAP PLC	5,382	36,937
IMI PLC	2,163	29,626
Imperial Brands PLC	8,632	470,205
Inmarsat PLC	3,848	52,395
InterContinental Hotels Group PLC	2,237	89,429
Intertek Group PLC	1,534	73,190
Intu Properties PLC	8,451	37,672
Investec PLC	4,940	37,847
ITV PLC	34,268	113,049
J Sainsbury PLC[a]	13,780	58,318
Johnson Matthey PLC	1,818	76,886
Kingfisher PLC	21,281	113,444
Land Securities Group PLC	7,540	125,033
Legal & General Group PLC	56,160	183,542
Lloyds Banking Group PLC	526,986	517,769
London Stock Exchange Group PLC	2,886	114,698
Marks & Spencer Group PLC	15,782	97,909
Mediclinic International PLC	3,678	48,761
Meggitt PLC	7,410	44,581
Merlin Entertainments PLC[d]	6,916	43,716
Mondi PLC	3,311	63,442
National Grid PLC	34,560	493,512
Next PLC	1,378	102,648
Old Mutual PLC	44,937	122,111
Pearson PLC	7,566	89,222
Persimmon PLC	2,834	82,491
Petrofac Ltd.	2,574	31,862

Security	Shares	Value

Provident Financial PLC	1,404	$59,933
Prudential PLC	23,686	467,551
Randgold Resources Ltd.	825	81,818
Reckitt Benckiser Group PLC	5,824	567,692
RELX PLC	10,062	178,352
Rexam PLC	6,368	58,303
Rio Tinto PLC	11,206	377,643
Rolls-Royce Holdings PLC	16,952	166,257
Rolls-Royce Holdings PLC New[b]	1,203,592	1,763
Royal Bank of Scotland Group PLC[b]	28,487	95,980
Royal Dutch Shell PLC Class A	36,166	942,772
Royal Dutch Shell PLC Class B	36,857	964,295
Royal Mail PLC	7,670	54,707
RSA Insurance Group PLC	8,710	58,578
SABMiller PLC	8,970	549,916
Sage Group PLC (The)	9,960	86,375
Schroders PLC	1,092	40,216
Segro PLC	7,514	45,977
Severn Trent PLC	2,132	69,553
Shire PLC	5,460	340,810
Sky PLC	9,334	128,325
Smith & Nephew PLC	8,450	143,094
Smiths Group PLC	3,666	59,503
Sports Direct International PLC[b]	2,522	14,231
SSE PLC	9,075	200,739
St. James’s Place PLC	4,822	61,243
Standard Chartered PLC	30,354	245,495
Standard Life PLC	17,680	84,458
Tate & Lyle PLC	4,446	38,296
Taylor Wimpey PLC	28,210	76,162
Tesco PLC[b]	76,414	192,647
Travis Perkins PLC	2,418	65,459
TUI AG	4,828	70,089
Unilever PLC	11,856	530,501
United Utilities Group PLC	6,139	84,489
Vodafone Group PLC	244,998	786,704
Weir Group PLC (The)	2,184	38,392
Whitbread PLC	1,690	95,858
William Hill PLC	7,800	35,730
Wm Morrison Supermarkets PLC	20,722	58,010
Wolseley PLC	2,497	139,767
Worldpay Group PLC[b,d]	13,832	54,081
WPP PLC	12,142	283,878

		21,844,881

365

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

UNITED STATES — 63.97%
3M Co.	5,668	$948,710
Abbott Laboratories	13,690	532,541
AbbVie Inc.	15,236	929,396
Accenture PLC Class A	5,694	642,966
Activision Blizzard Inc.	4,683	161,423
Acuity Brands Inc.	390	95,117
Adobe Systems Inc.[b]	4,654	438,500
ADT Corp. (The)	1,716	72,038
Advance Auto Parts Inc.	676	105,524
AES Corp./VA	6,656	74,281
Aetna Inc.	3,146	353,201
Affiliated Managers Group Inc.[b]	494	84,138
Aflac Inc.	3,952	272,569
AGCO Corp.	719	38,445
Agilent Technologies Inc.	3,042	124,479
AGL Resources Inc.	1,196	78,769
Air Products & Chemicals Inc.	1,869	272,668
Airgas Inc.	650	92,586
Akamai Technologies Inc.[b]	1,586	80,870
Albemarle Corp.	988	65,366
Alcoa Inc.	12,298	137,369
Alexion Pharmaceuticals Inc.[b]	2,054	286,081
Alkermes PLC[b]	1,352	53,742
Alleghany Corp.[b]	156	81,320
Allergan PLC[b]	3,640	788,278
Alliance Data Systems Corp.[b]	546	111,007
Alliant Energy Corp.	1,014	71,507
Allstate Corp. (The)	3,666	238,473
Ally Financial Inc.[b]	3,508	62,477
Alnylam Pharmaceuticals Inc.[b]	693	46,459
Alphabet Inc. Class Ab	2,678	1,895,703
Alphabet Inc. Class Cb	2,886	2,000,027
Altria Group Inc.	18,044	1,131,539
Amazon.com Inc.[b]	3,666	2,418,057
AMERCO	52	18,304
Ameren Corp.	2,288	109,824
American Airlines Group Inc.	1,690	58,626
American Capital Agency Corp.	3,146	57,792
American Electric Power Co. Inc.	4,576	290,576
American Express Co.	7,644	500,147
American International Group Inc.	11,440	638,581
American Tower Corp.	3,874	406,305
American Water Works Co. Inc.	1,612	117,289
Ameriprise Financial Inc.	1,638	157,084

Security	Shares	Value

AmerisourceBergen Corp.	1,820	$154,882
AMETEK Inc.	2,236	107,529
Amgen Inc.	6,994	1,107,150
Amphenol Corp. Class A	2,827	157,831
Anadarko Petroleum Corp.	4,628	244,173
Analog Devices Inc.	2,898	163,215
Annaly Capital Management Inc.	8,788	91,571
ANSYS Inc.[b]	858	77,881
Antero Resources Corp.[b]	936	26,489
Anthem Inc.	2,392	336,722
Aon PLC	2,548	267,846
Apache Corp.	3,484	189,530
Apple Inc.	51,480	4,825,735
Applied Materials Inc.	11,180	228,855
Aramark	1,924	64,473
Arch Capital Group Ltd.[b]	1,222	86,139
Archer-Daniels-Midland Co.	5,538	221,188
Arrow Electronics Inc.[b]	858	53,282
Arthur J Gallagher & Co.	1,575	72,513
Ashland Inc.	572	63,835
Assurant Inc.	633	53,533
AT&T Inc.	57,122	2,217,476
Atmos Energy Corp.	910	66,021
Autodesk Inc.[b]	2,158	129,092
Autoliv Inc.	780	95,527
Automatic Data Processing Inc.	4,342	384,006
AutoNation Inc.[a,b]	728	36,873
AutoZone Inc.[b]	288	220,386
AvalonBay Communities Inc.	1,222	216,037
Avery Dennison Corp.	806	58,524
Avnet Inc.	1,144	47,041
Axalta Coating Systems Ltd.[b]	1,378	39,232
Axis Capital Holdings Ltd.	988	52,631
B/E Aerospace Inc.	1,040	50,575
Baker Hughes Inc.	4,056	196,148
Ball Corp.	1,209	86,298
Bank of America Corp.	95,342	1,388,180
Bank of New York Mellon Corp. (The)	10,010	402,802
Baxalta Inc.	6,240	261,768
Baxter International Inc.	5,018	221,896
BB&T Corp.	7,358	260,326
Becton Dickinson and Co.	1,924	310,264
Bed Bath & Beyond Inc.[a,b]	1,345	63,511
Berkshire Hathaway Inc. Class Bb	10,972	1,596,207

366

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Best Buy Co. Inc.	2,782	$89,247
Biogen Inc.[b]	2,080	571,979
BioMarin Pharmaceutical Inc.[b]	1,508	127,697
BlackRock Inc.[e]	1,170	416,906
Boeing Co. (The)	5,876	792,085
BorgWarner Inc.	2,132	76,581
Boston Properties Inc.	1,378	177,569
Boston Scientific Corp.[b]	12,480	273,562
Bristol-Myers Squibb Co.	15,366	1,109,118
Brixmor Property Group Inc.	1,491	37,648
Broadcom Ltd.	3,617	527,178
Brown-Forman Corp. Class B	1,092	105,181
Bunge Ltd.	1,300	81,250
CA Inc.	3,068	90,997
Cablevision Systems Corp. Class A	1,898	63,374
Cabot Oil & Gas Corp.	4,264	99,778
Calpine Corp.[b]	3,146	49,644
Camden Property Trust	832	67,167
Campbell Soup Co.	1,690	104,290
Capital One Financial Corp.	4,836	350,078
Cardinal Health Inc.	3,042	238,675
CarMax Inc.[a,b]	1,976	104,629
Carnival Corp.	3,859	189,284
Caterpillar Inc.	5,278	410,206
CBRE Group Inc. Class Ab	2,678	79,349
CBS Corp. Class B NVS	4,004	223,864
CDK Global Inc.	1,275	60,652
CDW Corp./DE	1,222	47,047
Celanese Corp. Series A	1,456	102,939
Celgene Corp.[b]	7,202	744,759
Centene Corp.[b]	1,438	89,098
CenterPoint Energy Inc.	3,874	83,097
CenturyLink Inc.	5,304	164,159
Cerner Corp.[b]	2,808	157,641
CF Industries Holdings Inc.	2,132	70,505
CH Robinson Worldwide Inc.	1,326	94,106
Charles Schwab Corp. (The)	10,972	311,715
Charter Communications Inc. Class Aa,b	786	166,821
Cheniere Energy Inc.[b]	2,106	81,881
Chevron Corp.	17,394	1,777,319
Chipotle Mexican Grill Inc.[b]	286	120,397
Chubb Ltd.	4,164	490,769
Church & Dwight Co. Inc.	1,167	108,181

Security	Shares	Value

Cigna Corp.	2,366	$327,786
Cimarex Energy Co.	832	90,588
Cincinnati Financial Corp.	1,456	96,111
Cintas Corp.	754	67,694
Cisco Systems Inc.	46,878	1,288,676
CIT Group Inc.	1,679	58,043
Citigroup Inc.	27,300	1,263,444
Citizens Financial Group Inc.	4,602	105,156
Citrix Systems Inc.[b]	1,482	121,287
Clorox Co. (The)	1,222	153,031
CME Group Inc./IL	3,016	277,201
CMS Energy Corp.	2,418	98,364
Coach Inc.	2,678	107,843
Coca-Cola Co. (The)	38,038	1,704,102
Coca-Cola Enterprises Inc.	2,080	109,158
Cognizant Technology Solutions Corp. Class Ab	5,616	327,806
Colgate-Palmolive Co.	7,722	547,644
Columbia Pipeline Group Inc.	3,432	87,928
Comcast Corp. Class A	22,906	1,391,769
Comerica Inc.	1,768	78,499
ConAgra Foods Inc.	3,900	173,784
Concho Resources Inc.[b]	1,152	133,828
ConocoPhillips	11,362	542,990
Consolidated Edison Inc.	2,645	197,317
Constellation Brands Inc. Class A	1,612	251,569
Continental Resources Inc./OKa,b	884	32,938
Cooper Companies Inc. (The)	442	67,661
Core Laboratories NV	364	48,652
Corning Inc.	11,232	209,701
Costco Wholesale Corp.	4,004	593,113
CR Bard Inc.	702	148,943
Crown Castle International Corp.	3,083	267,851
Crown Holdings Inc.[b]	1,326	70,225
CSX Corp.	9,007	245,621
Cummins Inc.	1,534	179,524
CVS Health Corp.	10,244	1,029,522
Danaher Corp.	5,642	545,864
Darden Restaurants Inc.	1,003	62,437
DaVita HealthCare Partners Inc.[b]	1,612	119,127
Deere & Co.	2,834	238,368
Delphi Automotive PLC	2,548	187,609
Delta Air Lines Inc.	1,820	75,839
DENTSPLY SIRONA Inc.	2,236	133,266
Devon Energy Corp.	4,108	142,465

367

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Dick’s Sporting Goods Inc.	884	$40,965
Digital Realty Trust Inc.	1,378	121,236
Discover Financial Services	3,874	217,990
Discovery Communications Inc. Class Aa,b	1,352	36,923
Discovery Communications Inc. Class C NVS[b]	2,496	66,843
DISH Network Corp. Class Aa,b	2,081	102,572
Dollar General Corp.	2,652	217,225
Dollar Tree Inc.[b]	2,002	159,579
Dominion Resources Inc./VA	5,403	386,152
Dover Corp.	1,482	97,367
Dow Chemical Co. (The)	10,374	545,776
DR Horton Inc.	3,094	93,006
Dr Pepper Snapple Group Inc.	1,664	151,274
DTE Energy Co.	1,716	152,999
Duke Energy Corp.	6,292	495,684
Duke Realty Corp.	3,042	66,529
Dun & Bradstreet Corp. (The)	338	37,319
E*TRADE Financial Corp.[b]	2,704	68,087
Eastman Chemical Co.	1,378	105,252
Eaton Corp. PLC	4,311	272,757
Eaton Vance Corp. NVS	988	34,116
eBay Inc.[b]	9,854	240,733
Ecolab Inc.	2,444	281,011
Edgewell Personal Care Co.	594	48,750
Edison International	2,964	209,584
Edwards Lifesciences Corp.[b]	2,054	218,155
EI du Pont de Nemours & Co.	8,060	531,235
Electronic Arts Inc.[b]	2,834	175,283
Eli Lilly & Co.	9,230	697,142
EMC Corp./MA	17,836	465,698
Emerson Electric Co.	6,006	328,108
Endo International PLC[b]	1,950	52,650
Entergy Corp.	1,690	127,054
Envision Healthcare Holdings Inc.[b]	1,687	38,177
EOG Resources Inc.	5,070	418,883
EQT Corp.	1,404	98,420
Equifax Inc.	1,092	131,313
Equinix Inc.	598	197,549
Equity Residential	3,340	227,354
Essex Property Trust Inc.	628	138,443
Estee Lauder Companies Inc. (The) Class A	2,077	199,122

Security	Shares	Value

Everest Re Group Ltd.	390	$72,111
Eversource Energy	3,033	171,183
Exelon Corp.	8,447	296,405
Expedia Inc.	1,142	132,209
Expeditors International of Washington Inc.	1,794	89,000
Express Scripts Holding Co.[b]	6,266	461,992
Extra Space Storage Inc.	1,092	92,765
Exxon Mobil Corp.	38,298	3,385,543
F5 Networks Inc.[b]	650	68,088
Facebook Inc. Class Ab	21,034	2,473,178
Fastenal Co.	2,548	119,221
Federal Realty Investment Trust	650	98,852
FedEx Corp.	2,496	412,115
Fidelity National Information Services Inc.	2,652	174,502
Fifth Third Bancorp.	7,228	132,345
First Republic Bank/CA	1,326	93,244
FirstEnergy Corp.	3,952	128,796
Fiserv Inc.[b]	2,177	212,736
FleetCor Technologies Inc.[b]	702	108,585
Flextronics International Ltd.[b]	5,538	67,287
FLIR Systems Inc.	1,326	40,058
Flowserve Corp.	1,274	62,184
Fluor Corp.	1,456	79,585
FMC Corp.	1,252	54,162
FMC Technologies Inc.[b]	2,236	68,176
FNF Group	2,393	76,337
Foot Locker Inc.[a]	1,326	81,469
Ford Motor Co.	33,670	456,565
Fortinet Inc.[b]	1,222	39,727
Fortune Brands Home & Security Inc.	1,435	79,513
Franklin Resources Inc.	3,406	127,180
Freeport-McMoRan Inc.	10,916	152,824
Frontier Communications Corp.	11,284	62,739
GameStop Corp. Class A	1,066	34,965
Gap Inc. (The)	2,184	50,625
Garmin Ltd.	1,118	47,660
Gartner Inc.[b]	777	67,731
General Dynamics Corp.	2,444	343,431
General Electric Co.	86,814	2,669,531
General Growth Properties Inc.	5,174	145,027
General Mills Inc.	5,503	337,554
General Motors Co.	13,130	417,534

368

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Genuine Parts Co.	1,430	$137,237
Gilead Sciences Inc.	13,260	1,169,665
Global Payments Inc.	1,326	95,711
Goldman Sachs Group Inc. (The)	3,588	588,827
Goodyear Tire & Rubber Co. (The)	2,513	72,802
H&R Block Inc.	2,132	43,152
Halliburton Co.	7,904	326,514
Hanesbrands Inc.	3,744	108,688
Harley-Davidson Inc.	1,837	87,864
Harman International Industries Inc.	609	46,747
Harris Corp.	1,118	89,451
Hartford Financial Services Group Inc. (The)	3,863	171,440
Hasbro Inc.	1,092	92,427
HCA Holdings Inc.[b]	2,938	236,862
HCP Inc.	4,472	151,288
Helmerich & Payne Inc.	1,078	71,277
Henry Schein Inc.[b]	780	131,586
Hershey Co. (The)	1,430	133,147
Hertz Global Holdings Inc.[b]	3,554	32,910
Hess Corp.	2,730	162,763
Hewlett Packard Enterprise Co.	16,909	281,704
Hilton Worldwide Holdings Inc.	4,784	105,487
HollyFrontier Corp.	1,586	56,462
Hologic Inc.[b]	2,315	77,761
Home Depot Inc. (The)	11,648	1,559,551
Honeywell International Inc.	6,786	775,436
Hormel Foods Corp.	2,548	98,225
Host Hotels & Resorts Inc.	6,812	107,766
HP Inc.	16,545	203,007
Humana Inc.	1,378	244,002
Huntington Bancshares Inc./OH	7,592	76,376
IHS Inc. Class Ab	624	76,864
Illinois Tool Works Inc.	3,016	315,232
Illumina Inc.[b]	1,326	178,997
IMS Health Holdings Inc.[b]	1,326	35,325
Incyte Corp.[b]	1,534	110,862
Ingersoll-Rand PLC	2,262	148,251
Intel Corp.	43,446	1,315,545
Intercontinental Exchange Inc.	1,118	268,354
International Business Machines Corp.	8,502	1,240,782

Security	Shares	Value

International Flavors & Fragrances Inc.	728	$86,974
International Paper Co.	3,458	149,628
Interpublic Group of Companies Inc. (The)	3,978	91,255
Intuit Inc.	2,366	238,706
Intuitive Surgical Inc.[b]	338	211,710
Invesco Ltd.	3,666	113,683
Ionis Pharmaceuticals Inc.[a,b]	1,092	44,739
Iron Mountain Inc.	2,264	82,704
Jacobs Engineering Group Inc.[b]	1,144	51,000
Jazz Pharmaceuticals PLC[b]	572	86,200
JB Hunt Transport Services Inc.	858	71,111
JM Smucker Co. (The)	1,092	138,662
Johnson & Johnson	25,532	2,861,627
Johnson Controls Inc.	6,032	249,725
Jones Lang LaSalle Inc.	390	44,916
JPMorgan Chase & Co.	34,034	2,150,949
Juniper Networks Inc.	3,250	76,050
Kansas City Southern	1,040	98,540
Kellogg Co.	2,444	187,724
KeyCorp	8,253	101,429
Kimberly-Clark Corp.	3,328	416,632
Kimco Realty Corp.	3,796	106,744
Kinder Morgan Inc./DE	17,264	306,609
KLA-Tencor Corp.	1,508	105,470
Kohl’s Corp.	1,716	76,019
Kraft Heinz Co. (The)	5,590	436,411
Kroger Co. (The)	8,398	297,205
L Brands Inc.	2,314	181,163
L-3 Communications Holdings Inc.	728	95,754
Laboratory Corp. of America Holdings[b]	970	121,560
Lam Research Corp.	1,508	115,211
Las Vegas Sands Corp.	3,785	170,893
Lear Corp.	721	83,009
Legg Mason Inc.	936	30,055
Leggett & Platt Inc.	1,170	57,669
Lennar Corp. Class A	1,612	73,040
Leucadia National Corp.	2,860	47,705
Level 3 Communications Inc.[b]	2,869	149,934
Liberty Global PLC Series Aa,b	2,290	86,402
Liberty Global PLC Series C NVS[a,b]	5,487	200,824

369

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Liberty Interactive Corp. QVC Group Series Ab	4,134	$108,311
Liberty Property Trust	1,352	47,185
Liberty SiriusXM Group Class Ab	884	28,969
Liberty SiriusXM Group Class Cb	2,150	68,843
Lincoln National Corp.	2,106	91,506
Linear Technology Corp.	2,106	93,675
LinkedIn Corp. Class Ab	1,066	133,580
LKQ Corp.[b]	2,834	90,830
Lockheed Martin Corp.	2,522	586,062
Loews Corp.	2,652	105,231
Lowe’s Companies Inc.	8,502	646,322
lululemon athletica Inc.[b]	1,144	74,989
LyondellBasell Industries NV Class A	3,562	294,471
M&T Bank Corp.	1,326	156,892
Macerich Co. (The)	1,239	94,263
Macy’s Inc.	2,855	113,029
Mallinckrodt PLC[a,b]	1,066	66,646
ManpowerGroup Inc.	702	54,075
Marathon Oil Corp.	7,410	104,407
Marathon Petroleum Corp.	4,836	188,991
Markel Corp.[b]	130	116,884
Marriott International Inc./MD Class A	1,997	139,970
Marsh & McLennan Companies Inc.	4,862	307,035
Martin Marietta Materials Inc.	494	83,600
Marvell Technology Group Ltd.	4,498	44,890
Masco Corp.	3,123	95,907
MasterCard Inc. Class A	9,100	882,609
Mattel Inc.	3,198	99,426
Maxim Integrated Products Inc.	2,678	95,658
McCormick & Co. Inc./MD	1,066	99,969
McDonald’s Corp.	8,580	1,085,284
McKesson Corp.	2,080	349,066
Mead Johnson Nutrition Co.	1,742	151,815
Medivation Inc.[b]	1,768	102,190
MEDNAX Inc.[b]	806	57,460
Medtronic PLC	13,000	1,028,950
Merck & Co. Inc.	25,870	1,418,711
MetLife Inc.	8,701	392,415
Mettler-Toledo International Inc.[b]	286	102,374
MGM Resorts International[a,b]	4,108	87,500
Michael Kors Holdings Ltd.[b]	1,664	85,962

Security	Shares	Value

Microchip Technology Inc.	1,794	$87,170
Micron Technology Inc.[b]	9,883	106,242
Microsoft Corp.	69,836	3,482,721
Mid-America Apartment Communities Inc.	702	67,188
Mohawk Industries Inc.[b]	598	115,193
Molson Coors Brewing Co. Class B	1,690	161,615
Mondelez International Inc. Class A	14,586	626,615
Monsanto Co.	4,108	384,837
Monster Beverage Corp.[b]	1,300	187,486
Moody’s Corp.	1,690	161,767
Morgan Stanley	13,234	358,112
Mosaic Co. (The)	3,016	84,418
Motorola Solutions Inc.	1,456	109,477
MSCI Inc.	988	75,029
Murphy Oil Corp.	1,508	53,896
Mylan NVb	3,900	162,669
Nasdaq Inc.	1,118	68,992
National Oilwell Varco Inc.	3,458	124,626
Navient Corp.	3,770	51,536
NetApp Inc.	2,652	62,693
Netflix Inc.[b]	3,796	341,754
NetSuite Inc.[a,b]	312	25,284
New York Community Bancorp. Inc.	4,082	61,352
Newell Brands Inc.	4,144	188,718
Newmont Mining Corp.	4,940	172,752
News Corp. Class A	3,565	44,277
NextEra Energy Inc.	4,290	504,418
Nielsen Holdings PLC	3,172	165,388
NIKE Inc. Class B	12,454	734,039
Noble Energy Inc.	3,941	142,310
Nordstrom Inc.	1,352	69,128
Norfolk Southern Corp.	2,756	248,343
Northern Trust Corp.	2,002	142,302
Northrop Grumman Corp.	1,638	337,854
Norwegian Cruise Line Holdings Ltd.[b]	1,560	76,268
NRG Energy Inc.	3,043	45,949
Nuance Communications Inc.[b]	2,340	40,201
Nucor Corp.	2,860	142,371
NVIDIA Corp.	4,862	172,747
O’Reilly Automotive Inc.[b]	884	232,209

370

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Occidental Petroleum Corp.	7,020	$538,083
Oceaneering International Inc.	962	35,257
OGE Energy Corp.	1,820	53,854
Omnicom Group Inc.	2,231	185,106
ONEOK Inc.	1,966	71,071
Oracle Corp.	29,510	1,176,269
PACCAR Inc.	3,198	188,394
Packaging Corp. of America	884	57,354
Palo Alto Networks Inc.[b]	728	109,833
Parker-Hannifin Corp.	1,222	141,776
Patterson Companies Inc.	806	34,940
Paychex Inc.	3,068	159,904
PayPal Holdings Inc.[b]	10,322	404,416
Pentair PLC	1,744	101,292
People’s United Financial Inc.	2,652	41,106
PepsiCo Inc.	13,416	1,381,311
Perrigo Co. PLC	1,352	130,698
Pfizer Inc.	56,784	1,857,405
PG&E Corp.	4,524	263,297
Philip Morris International Inc.	14,352	1,408,218
Phillips 66	4,940	405,623
Pinnacle West Capital Corp.	988	71,778
Pioneer Natural Resources Co.	1,560	259,116
Plains GP Holdings LP Class A	1,716	16,988
PNC Financial Services Group Inc. (The)[e]	4,680	410,810
Polaris Industries Inc.	572	55,987
PPG Industries Inc.	2,418	266,923
PPL Corp.	6,084	229,002
Praxair Inc.	2,548	299,288
Priceline Group Inc. (The)[b]	468	628,833
Principal Financial Group Inc.	2,496	106,529
Procter & Gamble Co. (The)	25,142	2,014,377
Progressive Corp. (The)	5,200	169,520
Prologis Inc.	4,784	217,241
Prudential Financial Inc.	4,056	314,908
Public Service Enterprise Group Inc.	4,680	215,888
Public Storage	1,352	330,983
PulteGroup Inc.	2,990	54,986
PVH Corp.	754	72,082
Qorvo Inc.[b]	1,352	60,881
QUALCOMM Inc.	13,910	702,733
Quanta Services Inc.[b]	1,872	44,404
Quest Diagnostics Inc.	1,269	95,391

Security	Shares	Value

Quintiles Transnational Holdings Inc.[b]	884	$61,058
Ralph Lauren Corp.	572	53,316
Range Resources Corp.	1,508	66,518
Raymond James Financial Inc.	1,264	65,943
Raytheon Co.	2,782	351,506
Realogy Holdings Corp.[b]	1,352	48,320
Realty Income Corp.[a]	2,366	140,067
Red Hat Inc.[b]	1,664	122,088
Regency Centers Corp.	910	67,067
Regeneron Pharmaceuticals Inc.[b]	702	264,450
Regions Financial Corp.	12,012	112,673
RenaissanceRe Holdings Ltd.	364	40,371
Republic Services Inc.	2,288	107,696
ResMed Inc.	1,222	68,188
Reynolds American Inc.	7,876	390,650
Rite Aid Corp.[b]	9,074	73,046
Robert Half International Inc.	1,222	46,815
Rockwell Automation Inc.	1,248	141,611
Rockwell Collins Inc.	1,170	103,182
Roper Technologies Inc.	936	164,820
Ross Stores Inc.	3,848	218,489
Royal Caribbean Cruises Ltd.	1,638	126,781
S&P Global Inc.	2,496	266,698
Sabre Corp.	1,846	53,442
salesforce.com inc.[b]	5,824	441,459
SanDisk Corp.	1,950	146,504
SBA Communications Corp. Class Ab	1,196	123,236
SCANA Corp.	1,170	80,367
Schlumberger Ltd.	12,980	1,042,813
Scripps Networks Interactive Inc. Class A	728	45,391
Seagate Technology PLC	2,704	58,866
Sealed Air Corp.	2,002	94,815
SEI Investments Co.	1,378	66,254
Sempra Energy	2,184	225,716
Sensata Technologies Holding NVb	1,534	57,786
ServiceNow Inc.[b]	1,508	107,792
Sherwin-Williams Co. (The)	729	209,449
Signature Bank/New York NYb	416	57,337
Signet Jewelers Ltd.	702	76,209
Simon Property Group Inc.	2,912	585,807
Sirius XM Holdings Inc.[b]	24,986	98,695

371

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Skyworks Solutions Inc.	1,768	$118,138
SL Green Realty Corp.	884	92,891
Snap-on Inc.	546	86,967
Southern Co. (The)	8,320	416,832
Southwest Airlines Co.	1,612	71,911
Southwestern Energy Co.[b]	3,692	49,584
Spectra Energy Corp.	6,370	199,190
Splunk Inc.[a,b]	1,134	58,945
Sprint Corp.[a,b]	7,800	26,754
St. Jude Medical Inc.	2,626	200,101
Stanley Black & Decker Inc.	1,378	154,226
Staples Inc.	5,876	59,935
Starbucks Corp.	13,650	767,540
Starwood Hotels & Resorts Worldwide Inc.	1,555	127,323
State Street Corp.	3,765	234,560
Stericycle Inc.[b]	754	72,052
Stryker Corp.	3,120	340,111
SunTrust Banks Inc.	4,862	202,940
Symantec Corp.	6,136	102,134
Synchrony Financial[b]	7,790	238,140
Synopsys Inc.[b]	1,456	69,189
Sysco Corp.	5,356	246,751
T Rowe Price Group Inc.	2,210	166,391
T-Mobile U.S. Inc.[b]	2,652	104,171
Tableau Software Inc. Class Ab	463	23,937
Target Corp.	5,356	425,802
TD Ameritrade Holding Corp.	2,496	74,456
TE Connectivity Ltd.	3,562	211,868
TECO Energy Inc.	2,132	59,206
TEGNA Inc.	2,016	47,094
Teradata Corp.[b]	1,287	32,561
Tesla Motors Inc.[a,b]	910	219,092
Tesoro Corp.	1,144	91,165
Texas Instruments Inc.	9,308	530,928
Textron Inc.	2,652	102,579
Thermo Fisher Scientific Inc.	3,718	536,322
Tiffany & Co.	1,196	85,335
Time Warner Cable Inc.	2,606	552,759
Time Warner Inc.	7,306	548,973
TJX Companies Inc. (The)	6,162	467,203
Toll Brothers Inc.[b]	1,600	43,680
Torchmark Corp.	1,191	68,947
Total System Services Inc.	1,482	75,789
Tractor Supply Co.	1,170	110,752

Security	Shares	Value

TransDigm Group Inc.[b]	498	$113,479
Travelers Companies Inc. (The)	2,782	305,742
Trimble Navigation Ltd.[b]	2,392	57,288
TripAdvisor Inc.[b]	1,040	67,174
Twenty-First Century Fox Inc. Class A	10,868	328,866
Twenty-First Century Fox Inc. Class B	3,978	119,817
Twitter Inc.[b]	5,226	76,404
Tyco International PLC	3,835	147,724
Tyson Foods Inc. Class A	2,782	183,111
U.S. Bancorp.	16,120	688,163
UDR Inc.	2,418	84,437
Ulta Salon Cosmetics & Fragrance Inc.[b]	546	113,721
Under Armour Inc.[a,b]	1,676	68,381
Under Armour Inc. Class Aa,b	1,676	73,643
Union Pacific Corp.	7,826	682,662
United Continental Holdings Inc.[b]	936	42,878
United Parcel Service Inc. Class B	6,448	677,491
United Rentals Inc.[b]	910	60,906
United Technologies Corp.	7,748	808,659
United Therapeutics Corp.[b]	442	46,498
UnitedHealth Group Inc.	8,788	1,157,204
Universal Health Services Inc. Class B	858	114,697
Unum Group	2,028	69,378
Valero Energy Corp.	4,602	270,920
Vantiv Inc. Class Ab	1,430	77,992
Varian Medical Systems Inc.[a,b]	936	75,984
Ventas Inc.	3,101	192,634
VEREIT Inc.	8,164	72,496
VeriSign Inc.[a,b]	936	80,870
Verisk Analytics Inc. Class Ab	1,520	117,922
Verizon Communications Inc.	37,700	1,920,438
Vertex Pharmaceuticals Inc.[b]	2,210	186,391
VF Corp.	3,172	199,995
Viacom Inc. Class B NVS	3,245	132,721
Visa Inc. Class A	17,992	1,389,702
VMware Inc. Class Aa,b	754	42,910
Vornado Realty Trust	1,560	149,339
Voya Financial Inc.	2,054	66,693
Vulcan Materials Co.	1,248	134,322
WABCO Holdings Inc.[b]	497	55,744

372

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI ETF

April 30, 2016

Security	Shares	Value

Wabtec Corp./DE	884	$73,310
Wal-Mart Stores Inc.	14,794	989,275
Walgreens Boots Alliance Inc.	8,031	636,698
Walt Disney Co. (The)	14,482	1,495,411
Waste Connections Inc.	1,014	68,222
Waste Management Inc.	4,134	243,038
Waters Corp.[b]	728	94,756
Weatherford International PLC[b]	8,346	67,853
WEC Energy Group Inc.	2,926	170,322
Wells Fargo & Co.	44,850	2,241,603
Welltower Inc.	3,290	228,392
Western Digital Corp.	2,080	84,999
Western Union Co. (The)	4,810	96,200
Westlake Chemical Corp.	442	22,184
WestRock Co.	2,328	97,427
Weyerhaeuser Co.	7,119	228,662
Whirlpool Corp.	728	126,774
WhiteWave Foods Co. (The)[b]	1,603	64,457
Whole Foods Market Inc.	3,276	95,266
Williams Companies Inc. (The)	6,474	125,531
Willis Towers Watson PLC	1,233	154,002
Workday Inc. Class Aa,b	998	74,830
WR Berkley Corp.	988	55,328
WR Grace & Co.[b]	676	51,836
WW Grainger Inc.[a]	546	128,048
Wyndham Worldwide Corp.	1,040	73,788
Wynn Resorts Ltd.	754	66,578
Xcel Energy Inc.	4,784	191,504
Xerox Corp.	9,386	90,106
Xilinx Inc.	2,314	99,687
XL Group PLC	2,886	94,459
Xylem Inc./NY	1,768	73,867
Yahoo! Inc.[b]	8,247	301,840
Yum! Brands Inc.	4,001	318,320
Zillow Group Inc. Class Ca,b	884	21,251
Zimmer Biomet Holdings Inc.	1,794	207,691
Zoetis Inc.	4,382	206,085

		175,048,414

TOTAL COMMON STOCKS (Cost: $240,980,835)		272,009,852

PREFERRED STOCKS — 0.24%

GERMANY — 0.21%
Bayerische Motoren Werke AG	546	43,369
Fuchs Petrolub SE	572	24,473

Security	Shares	Value

Henkel AG & Co. KGaA	1,664	$189,976
Porsche Automobil Holding SE	1,430	79,813
Volkswagen AG	1,716	248,527

		586,158
ITALY — 0.03%
Intesa Sanpaolo SpA	8,762	23,042
Telecom Italia SpA/Milano	64,584	50,670

		73,712

TOTAL PREFERRED STOCKS (Cost: $733,497)		659,870

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.50%[e,f,g]	5,596,477	5,596,477
BlackRock Cash Funds: Prime, SL Agency Shares
0.49%[e,f,g]	305,358	305,358
BlackRock Cash Funds: Treasury, SL Agency Shares
0.28%[e,f]	123,735	123,735

		6,025,570

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,025,570)		6,025,570

TOTAL INVESTMENTS IN SECURITIES — 101.85% (Cost: $247,739,902)		278,695,292
Other Assets, Less Liabilities — (1.85)%		(5,053,529)

NET ASSETS — 100.00%		$273,641,763

ADR — American Depositary Receipts

NVS — Non-Voting Shares

SDR — Swedish Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 1.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 1.

See accompanying notes to schedules of investments.

373

Notes to Schedules of Investments  (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Former Name iShares ETF
Adaptive Currency Hedged MSCI EAFE[a]	n/a
China Large-Cap	n/a
Core Aggressive Allocation	n/a
Core Conservative Allocation	n/a
Core Growth Allocation	n/a
Core Moderate Allocation	n/a
Core MSCI EAFE	n/a
Core MSCI Europe	n/a
Core MSCI Pacific	n/a
Core MSCI Total International Stock	n/a
Currency Hedged MSCI ACWI	n/a
Currency Hedged MSCI ACWI ex U.S.	n/a
Currency Hedged MSCI EAFE	n/a
Currency Hedged MSCI EAFE Small-Cap	n/a
Currency Hedged MSCI Europe Small-Cap[b]	n/a
Edge MSCI Intl Momentum Factor	MSCI International Developed Momentum Factor
Edge MSCI Intl Quality Factor	MSCI International Developed Quality Factor
Edge MSCI Intl Size Factor	MSCI International Developed Size Factor
Edge MSCI Intl Value Factor	MSCI International Developed Value Factor
Edge MSCI Min Vol Asia ex Japan	MSCI Asia ex-Japan Minimum Volatility
Edge MSCI Min Vol EAFE Currency Hedged[b]	Currency Hedged MSCI EAFE Minimum Volatility
Edge MSCI Min Vol EAFE	MSCI EAFE Minimum Volatility
Edge MSCI Min Vol Europe Currency Hedged[b]	Currency Hedged MSCI Europe Minimum Volatility
Edge MSCI Min Vol Europe	MSCI Europe Minimum Volatility
Edge MSCI Min Vol Japan	MSCI Japan Minimum Volatility
Edge MSCI Min Vol USA	MSCI USA Minimum Volatility
Edge MSCI Multifactor Global	FactorSelect MSCI Global
Edge MSCI Multifactor Intl	FactorSelect MSCI International
Edge MSCI Multifactor Intl Small-Cap	FactorSelect MSCI Intl Small-Cap
Edge MSCI Multifactor USA	FactorSelect MSCI USA
Edge MSCI Multifactor USA Small-Cap	FactorSelect MSCI USA Small-Cap
Edge MSCI USA Momentum Factor	MSCI USA Momentum Factor
Edge MSCI USA Quality Factor	MSCI USA Quality Factor
Edge MSCI USA Size Factor	MSCI USA Size Factor
Edge MSCI USA Value Factor	MSCI USA Value Factor
Exponential Technologies	n/a
Morningstar Multi-Asset Income	n/a
MSCI ACWI	n/a
MSCI ACWI ex U.S.	n/a

374

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iSHARES® TRUST

iShares ETF	Former Name iShares ETF
MSCI ACWI Low Carbon Target	n/a
MSCI All Country Asia ex Japan	n/a
MSCI EAFE	n/a
MSCI EAFE Growth	n/a
MSCI EAFE Small-Cap	n/a
MSCI EAFE Value	n/a
MSCI Europe Financials	n/a
MSCI Europe Small-Cap	n/a
MSCI Kokusai	n/a

[a]	The Fund commenced operations on January 5, 2016.
[b]	The Fund commenced operations on October 29, 2015.

Each of the iShares Core MSCI Total International Stock and iShares MSCI All Country Asia ex Japan ETFs carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary”), which in turn invests in Indian securities included in each Fund’s underlying index. The accompanying schedules of investments are consolidated and include the securities held by each Fund’s Subsidiary.

1.	SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting date end on a day that the Fund’s listing exchange is not open. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) define fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•	Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•	Futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

•	Forward currency contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These

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iSHARES® TRUST

factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices, reviews of large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and is not necessarily an indication of the risk associated with investing in the instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Global Valuation Committee’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of April 30, 2016. The breakdown of each Fund’s investments into major categories is disclosed in its respective schedule of investments.

iShares ETF	Level 1	Level 2	Level 3	Total
Adaptive Currency Hedged MSCI EAFE
Investments:
Assets:
Exchange-Traded Funds	$2,387,333	$—	$—	$2,387,333
Money Market Funds	817	—	—	817

Total	$2,388,150	$—	$—	$2,388,150

376

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$4,060	$—	$4,060
Liabilities:
Forward Currency Contracts	—	(25,986)	—	(25,986)

Total	$—	$(21,926)	$—	$(21,926)

China Large-Cap
Investments:
Assets:
Common Stocks	$4,371,270,618	$46,435,650	$—	$4,417,706,268
Money Market Funds	90,866,232	—	—	90,866,232

Total	$4,462,136,850	$46,435,650	$—	$4,508,572,500

Derivative Financial Instruments:[a]
Liabilities:
Futures Contracts	$(2,070)	$—	$—	$(2,070)

Total	$(2,070)	$—	$—	$(2,070)

Core Aggressive Allocation
Investments:
Assets:
Investment Companies	$416,532,396	$—	$—	$416,532,396
Money Market Funds	439,730	—	—	439,730

Total	$416,972,126	$—	$—	$416,972,126

Core Conservative Allocation
Investments:
Assets:
Investment Companies	$260,606,719	$—	$—	$260,606,719
Money Market Funds	331,215	—	—	331,215

Total	$260,937,934	$—	$—	$260,937,934

Core Growth Allocation
Investments:
Assets:
Investment Companies	$714,019,706	$—	$—	$714,019,706
Money Market Funds	1,503,814	—	—	1,503,814

Total	$715,523,520	$—	$—	$715,523,520

Core Moderate Allocation
Investments:
Assets:
Investment Companies	$473,645,116	$—	$—	$473,645,116
Money Market Funds	724,817	—	—	724,817

Total	$474,369,933	$—	$—	$474,369,933

377

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Core MSCI EAFE
Investments:
Assets:
Common Stocks	$11,264,924,032	$1,263,163	$30	$11,266,187,225
Investment Companies	2,164,133	—	—	2,164,133
Preferred Stocks	60,390,343	—	—	60,390,343
Rights	38,409	—	—	38,409
Warrants	20,764	—	—	20,764
Money Market Funds	192,037,483	—	—	192,037,483

Total	$11,519,575,164	$1,263,163	$30	$11,520,838,357

Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$1,913,303	$—	$—	$1,913,303

Total	$1,913,303	$—	$—	$1,913,303

Core MSCI Europe
Investments:
Assets:
Common Stocks	$937,188,378	$49,998	$1	$937,238,377
Preferred Stocks	7,807,835	—	—	7,807,835
Rights	6,728	—	—	6,728
Money Market Funds	9,353,986	—	—	9,353,986

Total	$954,356,927	$49,998$1		$954,406,926

Core MSCI Pacific
Investments:
Assets:
Common Stocks	$649,901,510	$—	$6	$649,901,516
Investment Companies	340,160	—	—	340,160
Warrants	4,286	—	—	4,286
Money Market Funds	8,475,380	—	—	8,475,380

Total	$658,721,336	$—	$6	$658,721,342

Core MSCI Total International Stock
Investments:
Assets:
Common Stocks	$2,018,955,426	$1,105,735	$51,485	$2,020,112,646
Investment Companies	8,435,153	—	—	8,435,153
Preferred Stocks	21,070,991	—	—	21,070,991
Rights	2,285	30,093	—	32,378
Warrants	2,820	—	—	2,820
Money Market Funds	39,006,266	—	—	39,006,266

Total	$2,087,472,941	$1,135,828	$51,485	$2,088,660,254

378

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$509,007	$—	$—	$509,007

Total	$509,007	$—	$—	$509,007

Currency Hedged MSCI ACWI
Investments:
Assets:
Exchange-Traded Funds	$2,309,895	$—	$—	$2,309,895
Money Market Funds	1,202	—	—	1,202

Total	$2,311,097	$—	$—	$2,311,097

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$9,786	$—	$9,786
Liabilities:
Forward Currency Contracts	—	(28,693)	—	(28,693)

Total	$—	$(18,907)	$—	$(18,907)

Currency Hedged MSCI ACWI ex U.S.
Investments:
Assets:
Exchange-Traded Funds	$2,166,732	$—	$—	$2,166,732
Money Market Funds	950	—	—	950

Total	$2,167,682	$—	$—	$2,167,682

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$19,796	$—	$19,796
Liabilities:
Forward Currency Contracts	—	(57,586)	—	(57,586)

Total	$—	$(37,790)	$—	$(37,790)

Currency Hedged MSCI EAFE
Investments:
Assets:
Exchange-Traded Funds	$3,783,078,513	$—	$—	$3,783,078,513
Money Market Funds	151,991,805	—	—	151,991,805

Total	$3,935,070,318	$—	$—	$3,935,070,318

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$44,290,109	$—	$44,290,109
Liabilities:
Forward Currency Contracts	—	(115,543,696)	—	(115,543,696)

Total	$—	$(71,253,587)	$—	$(71,253,587)

379

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Currency Hedged MSCI EAFE Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$8,238,715	$—	$—	$8,238,715
Money Market Funds	4,238	—	—	4,238

Total	$8,242,953	$—	$—	$8,242,953

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$98,979	$—	$98,979
Liabilities:
Forward Currency Contracts	—	(293,098)	—	(293,098)

Total	$—	$(194,119)	$—	$(194,119)

Currency Hedged MSCI Europe Small-Cap
Investments:
Assets:
Exchange-Traded Funds	$2,487,227	$—	$—	$2,487,227

Total	$2,487,227	$—	$—	$2,487,227

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$20,254	$—	$20,254
Liabilities:
Forward Currency Contracts	—	(48,104)	—	(48,104)

Total	$—	$(27,850)	$—	$(27,850)

Edge MSCI Intl Momentum Factor
Investments:
Assets:
Common Stocks	$12,607,536	$—	$—	$12,607,536
Preferred Stocks	41,088	—	—	41,088
Money Market Funds	63,693	—	—	63,693

Total	$12,712,317	$—	$—	$12,712,317

Edge MSCI Intl Quality Factor
Investments:
Assets:
Common Stocks	$15,191,688	$555	$—	$15,192,243
Preferred Stocks	39,039	—	—	39,039
Money Market Funds	25,410	—	—	25,410

Total	$15,256,137	$555	$—	$15,256,692

Edge MSCI Intl Size Factor
Investments:
Assets:
Common Stocks	$4,801,075	$120	$—	$4,801,195
Preferred Stocks	29,195	—	—	29,195
Money Market Funds	39,539	—	—	39,539

Total	$4,869,809	$120	$—	$4,869,929

380

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Edge MSCI Intl Value Factor
Investments:
Assets:
Common Stocks	$38,266,048	$1,262	$—	$38,267,310
Preferred Stocks	470,779	—	—	470,779
Money Market Funds	201,882	—	—	201,882

Total	$38,938,709	$1,262	$—	$38,939,971

Edge MSCI Min Vol Asia ex Japan
Investments:
Assets:
Common Stocks	$7,039,915	$13,874	$0[b]	$7,053,789
Preferred Stocks	16,477	—	—	16,477
Money Market Funds	303,667	—	—	303,667

Total	$7,360,059	$13,874	$0[b]	$7,373,933

Edge MSCI Min Vol EAFE Currency Hedged
Investments:
Assets:
Exchange-Traded Funds	$8,621,503	$—	$—	$8,621,503
Money Market Funds	4,299	—	—	4,299

Total	$8,625,802	$—	$—	$8,625,802

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$95,646	—	$95,646
Liabilities:
Forward Currency Contracts	$—	$(275,289)	$—	$(275,289)

Total	$—	$(179,643)	$—	$(179,643)

Edge MSCI Min Vol EAFE
Investments:
Assets:
Common Stocks	$6,677,985,758	$—	$—	$6,677,985,758
Money Market Funds	28,016,730	—	—	28,016,730

Total	$6,706,002,488	$—	$—	$6,706,002,488

Edge MSCI Min Vol Europe Currency Hedged
Investments:
Assets:
Exchange-Traded Funds	$2,476,518	$—	$—	$2,476,518
Money Market Funds	1,227	—	—	1,227

Total	$2,477,745	$—	$—	$2,477,745

Derivative Financial Instruments:[a]
Assets:
Forward Currency Contracts	$—	$21,119	—	$21,119
Liabilities:
Forward Currency Contracts	$—	$(46,061)	$—	$(46,061)

Total	$—	$(24,942)	$—	$(24,942)

381

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Edge MSCI Min Vol Europe
Investments:
Assets:
Common Stocks	$28,388,866	$—	$—	$28,388,866
Preferred Stocks	55,942	—	—	55,942
Money Market Funds	6,679	—	—	6,679

Total	$28,451,487	$—	$—	$28,451,487

Edge MSCI Min Vol Japan
Investments:
Assets:
Common Stocks	$47,155,348	$—	$—	$47,155,348
Money Market Funds	15,878	—	—	15,878

Total	$47,171,226	$—	$—	$47,171,226

Edge MSCI Min Vol USA
Investments:
Assets:
Common Stocks	$12,402,337,400	$—	$—	$12,402,337,400
Money Market Funds	252,244,296	—	—	252,244,296

Total	$12,654,581,696	$—	$—	$12,654,581,696

Edge MSCI Multifactor Global
Investments:
Assets:
Common Stocks	$4,541,478	$37	$0[b]	$4,541,515
Preferred Stocks	34,838	—	—	34,838
Investment Companies	44,649	—	—	44,649
Money Market Funds	36,242	—	—	36,242

Total	$4,657,207	$37	$0[b]	$4,657,244

Edge MSCI Multifactor Intl
Investments:
Assets:
Common Stocks	$58,226,547	$—	$—	$58,226,547
Preferred Stocks	135,841	—	—	135,841
Money Market Funds	271,874	—	—	271,874

Total	$58,634,262	$—	$—	$58,634,262

Edge MSCI Multifactor Intl Small-Cap
Investments:
Assets:
Common Stocks	$4,836,394	$—	$0[b]	$4,836,394
Preferred Stocks	39,457	—	—	39,457
Money Market Funds	108,376	—	—	108,376

Total	$4,984,227	$—	$0[b]	$4,984,227

382

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Edge MSCI Multifactor USA
Investments:
Assets:
Common Stocks	$84,359,453	$—	$—	$84,359,453
Money Market Funds	355,190	—	—	355,190

Total	$84,714,643	$—	$—	$84,714,643

Edge MSCI Multifactor USA Small-Cap
Investments:
Assets:
Common Stocks	$7,325,301	$941	$—	$7,326,242
Money Market Funds	831,384	—	—	831,384

Total	$8,156,685	$941	$—	$8,157,626

Edge MSCI USA Momentum Factor
Investments:
Assets:
Common Stocks	$1,243,895,442	$—	$—	$1,243,895,442
Money Market Funds	3,106,390	—	—	3,106,390

Total	$1,247,001,832	$—	$—	$1,247,001,832

Edge MSCI USA Quality Factor
Investments:
Assets:
Common Stocks	$2,409,085,162	$—	$—	$2,409,085,162
Money Market Funds	7,635,505	—	—	7,635,505

Total	$2,416,720,667	$—	$—	$2,416,720,667

Edge MSCI USA Size Factor
Investments:
Assets:
Common Stocks	$206,254,248	$—	$—	$206,254,248
Money Market Funds	4,003,012	—	—	4,003,012

Total	$210,257,260	$—	$—	$210,257,260

Edge MSCI USA Value Factor
Investments:
Assets:
Common Stocks	$730,973,753	$—	$—	$730,973,753
Money Market Funds	3,270,847	—	—	3,270,847

Total	$734,244,600	$—	$—	$734,244,600

Exponential Technologies
Investments:
Assets:
Common Stocks	$693,953,575	$—	$—	$693,953,575
Preferred Stocks	2,934,131	—	—	2,934,131
Money Market Funds	57,594,531	—	—	57,594,531

Total	$754,482,237	$—	$—	$754,482,237

383

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Morningstar Multi-Asset Income
Investments:
Assets:
Investment Companies	$224,429,359	$—	$—	$224,429,359
Money Market Funds	34,620,848	—	—	34,620,848

Total	$259,050,207	$—	$—	$259,050,207

MSCI ACWI
Investments:
Assets:
Common Stocks	$5,509,817,267	$1,284,440	$0[b]	$5,511,101,707
Preferred Stocks	28,117,372	—	—	28,117,372
Money Market Funds	118,421,816	—	—	118,421,816

Total	$5,656,356,455	$1,284,440	$0[b]	$5,657,640,895

MSCI ACWI ex U.S.
Investments:
Assets:
Common Stocks	$1,881,441,869	$1,199,832	$239	$1,882,641,940
Preferred Stocks	21,447,371	—	—	21,447,371
Rights	—	29,960	—	29,960
Money Market Funds	35,387,517	—	—	35,387,517

Total	$1,938,276,757	$1,229,792	$239	$1,939,506,788

MSCI ACWI Low Carbon Target
Investments:
Assets:
Common Stocks	$225,903,744	$36,979	$—	$225,940,723
Preferred Stocks	1,762,272	—	—	1,762,272
Money Market Funds	4,458,278	—	—	4,458,278

Total	$232,124,294	$36,979	$—	$232,161,273

MSCI All Country Asia ex Japan
Investments:
Assets:
Common Stocks	$2,320,842,826	$5,167,397	$12	$2,326,010,235
Preferred Stocks	21,220,319	—	—	21,220,319
Rights	—	108,702	—	108,702
Money Market Funds	139,808,749	—	—	139,808,749

Total	$2,481,871,894	$5,276,099	$12	$2,487,148,005

MSCI EAFE
Investments:
Assets:
Common Stocks	$59,124,097,833	$2,320,921	$72	$59,126,418,826
Preferred Stocks	343,310,273	—	—	343,310,273
Money Market Funds	379,103,827	—	—	379,103,827

Total	$59,846,511,933	$2,320,921	$72	$59,848,832,926

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments:[a]
Assets:
Futures Contracts	$6,182,677	$—	$—	$6,182,677
Liabilities:
Futures Contracts	(821,432)	—	—	(821,432)

Total	$5,361,245	$—	$—	$5,361,245

MSCI EAFE Growth
Investments:
Assets:
Common Stocks	$2,347,137,648	$107,215	$—	$2,347,244,863
Preferred Stocks	8,863,068	—	—	8,863,068
Money Market Funds	17,455,114	—	—	17,455,114

Total	$2,373,455,830	$107,215	$—	$2,373,563,045

MSCI EAFE Small-Cap
Investments:
Assets:
Common Stocks	$5,475,858,110	$345,062	$175	$5,476,203,347
Investment Companies	7,111,804	—	—	7,111,804
Preferred Stocks	15,548,959	—	—	15,548,959
Rights	91,140	—	1	91,141
Warrants	64,569	—	—	64,569
Money Market Funds	409,730,364	—	—	409,730,364

Total	$5,908,404,946	$345,062	$176	$5,908,750,184

MSCI EAFE Value
Investments:
Assets:
Common Stocks	$2,700,714,276	$86,556	$6	$2,700,800,838
Preferred Stocks	21,347,308	—	—	21,347,308
Money Market Funds	28,851,355	—	—	28,851,355

Total	$2,750,912,939	$86,556	$6	$2,750,999,501

MSCI Europe Financials
Investments:
Assets:
Common Stocks	$237,788,597	$40,858	$0[b]	$237,829,455
Preferred Stocks	358,187	—	—	358,187
Money Market Funds	313,869	—	—	313,869

Total	$238,460,653	$40,858	$0 [b]	$238,501,511

MSCI Europe Small-Cap
Investments:
Assets:
Common Stocks	$61,004,861	$33,959	$241	$61,039,061
Preferred Stocks	385,439	—	—	385,439
Rights	2,736	—	—	2,736
Warrants	3	—	—	3
Money Market Funds	5,633,770	—	—	5,633,770

Total	$67,026,809	$33,959	$241	$67,061,009

385

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iSHARES® TRUST

iShares ETF	Level 1	Level 2	Level 3	Total
MSCI Kokusai
Investments:
Assets:
Common Stocks	$272,005,501	$4,351	$0[b]	$272,009,852
Preferred Stocks	659,870	—	—	659,870
Money Market Funds	6,025,570	—	—	6,025,570

Total	$278,690,941	$4,351	$0[b]	$278,695,292

[a]	Shown at the unrealized appreciation (depreciation) on the contracts.
[b]	Rounds to less than $1.

The iShares China Large-Cap ETF had transfers from Level 1 to Level 2 during the period ended April 31, 2016 in the amount of $32,825,561 due to a suspension of trading.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of April 30, 2016, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Adaptive Currency Hedged MSCI EAFE	$2,359,159	$28,991	$—	$28,991
China Large-Cap	5,470,821,095	301,736,171	(1,263,984,766)	(962,248,595)
Core Aggressive Allocation	420,126,591	6,005,280	(9,159,745)	(3,154,465)
Core Conservative Allocation	259,587,593	3,877,705	(2,527,364)	1,350,341
Core Growth Allocation	723,739,978	2,324,127	(10,540,585)	(8,216,458)
Core Moderate Allocation	476,838,254	2,372,517	(4,840,838)	(2,468,321)
Core MSCI EAFE	12,026,097,047	500,148,628	(1,005,407,318)	(505,258,690)
Core MSCI Europe	1,029,021,024	28,888,842	(103,502,940)	(74,614,098)
Core MSCI Pacific	686,570,854	41,148,363	(68,997,875)	(27,849,512)
Core MSCI Total International Stock	2,198,829,644	115,472,287	(225,641,677)	(110,169,390)
Currency Hedged MSCI ACWI	2,410,291	—	(99,194)	(99,194)
Currency Hedged MSCI ACWI ex U.S.	2,355,035	—	(187,353)	(187,353)
Currency Hedged MSCI EAFE	4,183,493,509	—	(248,423,191)	(248,423,191)
Currency Hedged MSCI EAFE Small-Cap	8,062,078	180,875	—	180,875
Currency Hedged MSCI Europe Small-Cap	2,491,951	—	(4,724)	(4,724)
Edge MSCI Intl Momentum Factor	12,093,577	970,320	(351,580)	618,740

386

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iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Edge MSCI Intl Quality Factor	$14,778,840	$819,084	$(341,232)	$477,852
Edge MSCI Intl Size Factor	5,028,285	261,554	(419,910)	(158,356)
Edge MSCI Intl Value Factor	36,444,686	3,253,835	(758,550)	2,495,285
Edge MSCI Min Vol Asia ex Japan	7,819,552	225,698	(671,317)	(445,619)
Edge MSCI Min Vol EAFE Currency Hedged	8,244,846	380,956	—	380,956
Edge MSCI Min Vol EAFE	6,418,770,202	468,387,629	(181,155,343)	287,232,286
Edge MSCI Min Vol Europe Currency Hedged	2,511,323	—	(33,578)	(33,578)
Edge MSCI Min Vol Europe	29,395,375	659,058	(1,602,946)	(943,888)
Edge MSCI Min Vol Japan	45,406,391	2,877,493	(1,112,658)	1,764,835
Edge MSCI Min Vol USA	11,904,476,084	897,329,156	(147,223,544)	750,105,612
Edge MSCI Multifactor Global	4,819,603	188,495	(350,854)	(162,359)
Edge MSCI Multifactor Intl	59,576,841	2,120,481	(3,063,060)	(942,579)
Edge MSCI Multifactor Intl Small-Cap	5,039,691	425,411	(480,875)	(55,464)
Edge MSCI Multifactor USA	84,540,847	3,581,572	(3,407,776)	173,796
Edge MSCI Multifactor USA Small-Cap	7,999,139	436,856	(278,369)	158,487
Edge MSCI USA Momentum Factor	1,199,334,374	79,164,507	(31,497,049)	47,667,458
Edge MSCI USA Quality Factor	2,335,901,621	145,838,269	(65,019,222)	80,819,047
Edge MSCI USA Size Factor	198,862,446	21,312,981	(9,918,167)	11,394,814
Edge MSCI USA Value Factor	741,089,043	33,143,657	(39,988,100)	(6,844,443)
Exponential Technologies	784,221,025	37,912,588	(67,651,376)	(29,738,788)
Morningstar Multi-Asset Income	269,436,595	2,136,652	(12,523,041)	(10,386,389)
MSCI ACWI	5,792,002,448	547,485,653	(681,847,206)	(134,361,553)
MSCI ACWI ex U.S.	2,230,920,927	76,093,970	(367,508,109)	(291,414,139)
MSCI ACWI Low Carbon Target	237,494,854	14,202,602	(19,536,183)	(5,333,581)
MSCI All Country Asia ex Japan	2,649,689,727	283,315,529	(445,857,251)	(162,541,722)
MSCI EAFE	62,536,579,015	8,403,388,230	(11,091,134,319)	(2,687,746,089)
MSCI EAFE Growth	2,096,099,682	370,438,895	(92,975,532)	277,463,363
MSCI EAFE Small-Cap	5,619,674,704	802,014,801	(512,939,321)	289,075,480
MSCI EAFE Value	3,128,001,701	154,535,202	(531,537,402)	(377,002,200)
MSCI Europe Financials	324,599,044	1,989,939	(88,087,472)	(86,097,533)
MSCI Europe Small-Cap	68,194,277	6,070,143	(7,203,411)	(1,133,268)
MSCI Kokusai	248,588,683	62,954,124	(32,847,515)	30,106,609

LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Funds. Any additional required collateral is delivered to the Funds and any excess collateral is returned by the Funds on the next business

387

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iSHARES® TRUST

day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Any cash received as collateral for securities on loan may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates. As of April 30, 2016, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA and is disclosed in the schedules of investments.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. When implemented in October 2016, the change may affect the Funds with regard to the reinvestment of cash collateral received for securities on loan. Each Fund continues to evaluate its reinvestment strategy in light of the new regulations.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of securities lent. Each Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

2.	TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BFA, the Funds’ investment adviser, or an affiliate. BFA is a California corporation indirectly owned by BlackRock.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The iShares Core Allocation ETFs and iShares Morningstar Multi-Asset Income ETF are funds of funds that invest primarily in affiliated iShares funds.

Certain Funds currently seek to achieve their investment objectives by investing a substantial portion of their assets in an affiliated iShares fund.

Certain Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

388

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iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding money market funds) during the nine months ended April 30, 2016, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Adaptive Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	—	42,218	(1,360)	40,858	$2,387,333	$—	$(486)

Core Aggressive Allocation
iShares Core International Aggregate Bond ETF	—	240,875	(12,479)	228,396	$11,773,814	$25,108	$(970)
iShares Core MSCI Emerging Markets ETF	616,187	371,455	(214,026)	773,616	32,429,982	451,864	(721,872)
iShares Core MSCI Europe ETF	1,586,618	795,738	(589,217)	1,793,139	76,029,094	575,764	(1,837,193)
iShares Core MSCI Pacific ETF	920,494	509,205	(337,561)	1,092,138	51,013,766	753,784	(998,065)
iShares Core S&P 500 ETF	654,087	336,133	(226,753)	763,467	158,320,152	2,874,399	10,684,606
iShares Core S&P Mid-Cap ETF	81,551	42,093	(29,978)	93,666	13,659,313	174,923	(64,397)
iShares Core S&P Small-Cap ETF	43,607	23,260	(16,231)	50,636	5,768,453	68,875	(70,491)
iShares Core Total USD Bond Market ETF	428,449	218,833	(254,817)	392,465	40,143,283	659,016	(344,530)
iShares Core U.S. Credit Bond ETF	108,692	65,352	(67,070)	106,974	11,915,834	320,544	(248,884)
iShares Core U.S. Treasury Bond ETF	655,051	352,359	(405,360)	602,050	15,478,705	179,332	18,595

					$416,532,396	$6,083,609	$6,416,799

Core Conservative Allocation
iShares Core International Aggregate Bond ETF	—	528,389	(12,808)	515,581	$26,578,200	$52,710	$8,196
iShares Core MSCI Emerging Markets ETF	154,547	80,614	(48,051)	187,110	7,843,651	88,904	(178,235)
iShares Core MSCI Europe ETF	397,954	169,744	(133,994)	433,704	18,389,050	113,274	(265,766)

389

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
iShares Core MSCI Pacific ETF	230,876	109,654	(76,374)	264,156	$12,338,727	$148,292	$(190,394)
iShares Core S&P 500 ETF	164,063	69,062	(48,467)	184,658	38,292,530	612,665	2,730,354
iShares Core S&P Mid-Cap ETF	20,447	8,227	(6,004)	22,670	3,305,966	37,167	195,076
iShares Core S&P Small-Cap ETF	10,941	4,570	(3,251)	12,260	1,396,659	14,677	2,035
iShares Core Total USD Bond Market ETF	1,002,986	345,528	(462,553)	885,961	90,620,521	1,389,506	(565,207)
iShares Core U.S. Credit Bond ETF	254,421	106,295	(119,229)	241,487	26,899,237	662,098	(388,938)
iShares Core U.S. Treasury Bond ETF	1,533,460	555,103	(729,474)	1,359,089	34,942,178	372,617	13,690

					$260,606,719	$3,491,910	$1,360,811

Core Growth Allocation
iShares Core International Aggregate Bond ETF	—	937,359	(145,515)	791,844	$40,819,558	$—	$7,420
iShares Core MSCI Emerging Markets ETF	567,643	997,146	(558,212)	1,006,577	42,195,708	646,798	(1,210,467)
iShares Core MSCI Europe ETF	1,461,595	2,293,756	(1,422,139)	2,333,212	98,928,189	824,338	(3,505,249)
iShares Core MSCI Pacific ETF	847,970	1,405,831	(832,758)	1,421,043	66,376,918	1,079,134	(1,979,650)
iShares Core S&P 500 ETF	602,544	969,165	(578,278)	993,431	206,007,787	2,598,908	8,284,327
iShares Core S&P Mid-Cap ETF	75,123	118,553	(71,799)	121,877	17,773,323	161,110	(478,702)
iShares Core S&P Small-Cap ETF	40,177	64,542	(38,784)	65,935	7,511,315	61,526	(214,255)
iShares Core Total USD Bond Market ETF	1,052,485	1,645,228	(1,335,573)	1,362,140	139,326,490	1,149,951	(1,081,093)
iShares Core U.S. Credit Bond ETF	266,983	457,477	(353,177)	371,283	41,357,213	682,654	(874,113)
iShares Core U.S. Treasury Bond ETF	1,609,155	2,587,555	(2,107,126)	2,089,584	53,723,205	369,446	310,027

					$714,019,706	$7,573,865	$(749,175)

390

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Core Moderate Allocation
iShares Core International Aggregate Bond ETF	—	830,527	(32,267)	798,260	$41,150,303	$—	$(4,445)
iShares Core MSCI Emerging Markets ETF	303,167	316,400	(168,926)	450,641	18,890,871	646,798	(607,500)
iShares Core MSCI Europe ETF	780,602	711,549	(447,632)	1,044,519	44,287,605	824,338	(1,328,814)
iShares Core MSCI Pacific ETF	452,873	441,735	(258,426)	636,182	29,716,061	1,079,134	(807,265)
iShares Core S&P 500 ETF	321,807	298,088	(175,168)	444,727	92,223,038	2,598,908	7,727,742
iShares Core S&P Mid-Cap ETF	40,128	36,262	(21,786)	54,604	7,962,901	161,110	290,693
iShares Core S&P Small-Cap ETF	21,466	19,857	(11,780)	29,543	3,365,539	61,526	(58,047)
iShares Core Total USD Bond Market ETF	1,264,720	1,086,563	(979,597)	1,371,686	140,302,903	1,149,951	(936,683)
iShares Core U.S. Credit Bond ETF	320,823	310,887	(257,826)	373,884	41,646,939	682,654	(700,725)
iShares Core U.S. Treasury Bond ETF	1,933,646	1,721,600	(1,551,047)	2,104,199	54,098,956	369,446	138,297

					$473,645,116	$7,573,865	$3,717,698

Core MSCI Total International Stock
iShares MSCI Russia Capped ETF	547,776	82,224	(50,000)	580,000	$8,154,800	$206,601	$(670,476)

Currency Hedged MSCI ACWI
iShares MSCI ACWI ETF	41,643	1,113	(2,096)	40,660	$2,309,895	$29,527	$(6,473)

Currency Hedged MSCI ACWI ex U.S.
iShares MSCI ACWI ex U.S. ETF	56,492	2,535	(5,501)	53,526	$2,166,732	$17,285	$(23,268)

Currency Hedged MSCI EAFE
iShares MSCI EAFE ETF	44,886,565	30,993,461	(11,134,544)	64,745,482	$3,783,078,513	$28,905,666	$(39,569,393)

391

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Currency Hedged MSCI EAFE Small-Cap
iShares MSCI EAFE Small Cap Index ETF	49,051	205,681	(91,233)	163,499	$8,238,715	$84,545	$(121,428)

Currency Hedged MSCI Europe Small-Cap
iShares MSCI Europe Small-Cap ETF	—	58,064	(3,627)	54,437	$2,487,227	$23,128	$(3,165)

Edge MSCI Min Vol EAFE Currency Hedged
iShares Edge MSCI Min Vol EAFE ETF	—	136,216	(7,958)	128,258	$8,621,503	$38,599	$(2,196)

Edge MSCI Min Vol Europe Currency Hedged
iShares Edge MSCI Min Vol Europe ETF	—	110,197	(6,577)	103,620	$2,476,518	$14,993	$(4,386)

Edge MSCI Multifactor Global
iShares MSCI India ETF	875	880	(105)	1,650	$44,649	$330	$(298)

Edge MSCI USA Quality Factor
BlackRock Inc.	—	87,120	(11,812)	75,308	$26,834,500	$265,165	$278,800

Edge MSCI USA Size Factor
BlackRock Inc.	1,073	130	(319)	884	$314,996	$6,326	$10,655
PNC Financial Services Group Inc. (The)	5,662	1,463	(1,696)	5,429	476,558	7,820	23,900

					$791,554	$14,146	$34,555

Edge MSCI USA Value Factor
BlackRock Inc.	3,468	680	(4,148)	—	$—	$9,043	$(102,686)
PNC Financial Services Group Inc. (The)	37,772	16,342	(14,505)	39,609	3,476,878	58,651	54,254

					$3,476,878	$67,694	$(48,432)

392

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Exponential Technologies
BlackRock Inc.	9,568	1,509	(709)	10,368	$3,694,429	$64,952	$(10,474)

Morningstar Multi-Asset Income
iShares 10+ Year Credit Bond ETF	453,401	36,580	(113,717)	376,264	$22,718,820	$771,325	$(408,372)
iShares 20+ Year Treasury Bond ETF	110,942	95	(111,037)	—	—	29,669	298,896
iShares Core High Dividend ETF	340,664	218,442	(418,829)	140,277	11,060,841	766,064	71,366
iShares Emerging Markets Local Currency Bond ETF	598,387	47,684	(383,645)	262,426	11,575,611	—	(3,393,759)
iShares iBoxx $ High Yield Corporate Bond ETF	588,438	69,878	(118,765)	539,551	45,241,351	1,983,474	(738,952)
iShares iBoxx $ Investment Grade Corporate Bond ETF	340,136	24,246	(86,384)	277,998	33,451,500	894,119	(374,116)
iShares Intermediate Credit Bond ETF	—	214,130	(18,317)	195,813	21,568,802	234,607	(3,738)
iShares International Select Dividend ETF	775,816	801,712	(433,526)	1,144,002	34,159,900	723,014	(2,440,964)
iShares Mortgage Real Estate Capped ETF	3,443,062	449,801	(1,579,028)	2,313,835	22,744,998	2,191,509	(5,752,196)
iShares U.S. Preferred Stock ETF	335,098	329,218	(105,165)	559,151	21,907,536	816,750	(125,808)

					$224,429,359	$8,410,531	$(12,867,643)

MSCI ACWI
BlackRock Inc.	15,934	783	(2,378)	14,339	$5,109,416	$102,704	$271,881
PNC Financial Services Group Inc. (The)	106,548	5,292	(16,072)	95,768	8,406,515	157,221	366,202

					$13,515,931	$259,925	$638,083

MSCI ACWI Low Carbon Target
BlackRock Inc.	900	80	—	980	$349,203	$6,166	$—
PNC Financial Services Group Inc. (The)	3,825	340	—	4,165	365,604	6,112	—

					$714,807	$12,278	$—

393

Notes to Schedules of Investments  (Unaudited) (Continued)

iSHARES® TRUST

iShares ETF and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
MSCI Kokusai
BlackRock Inc.	1,373	259	(462)	1,170	$416,906	$8,552	$31,370
PNC Financial Services Group Inc. (The)	5,911	364	(1,595)	4,680	410,810	7,690	34,847

					$827,716	$16,242	$66,217

3.	FUTURES CONTRACTS

Each Fund may purchase or sell futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

4.	FORWARD CURRENCY CONTRACTS

Each Fund may enter into forward currency contracts for the purpose of hedging against the effects of foreign currencies on the value of the Fund’s assets that are denominated in a non-U.S. currency. A forward currency contract is an obligation to purchase or sell a currency against another currency at a specified future date at an agreed upon price and quantity. Forward currency contracts are traded over-the-counter and not on an organized exchange. The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed is recorded. Losses may arise if there are unfavorable movements in the value of a foreign currency relative to the U.S. dollar or if the counterparties do not meet the terms of the agreement. The Fund’s use of forward currency contracts also involves the risks of imperfect correlation between the value of its currency positions and its other investments or the Fund failing to close out its position due to an illiquid market.

394

Item 2. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Manish Mehta
Manish Mehta, President (Principal Executive Officer)

Date: June 29, 2016

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: June 29, 2016